UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number    811-21977

                       PowerShares Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

                           Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                           Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

April 30, 2017

2017 Semi-Annual Report to Shareholders

FXEP	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PIZ	PowerShares DWA Developed Markets Momentum Portfolio

PIE	PowerShares DWA Emerging Markets Momentum Portfolio

PXR	PowerShares Emerging Markets Infrastructure Portfolio

FXEU	PowerShares Europe Currency Hedged Low Volatility Portfolio

PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PXH	PowerShares FTSE RAFI Emerging Markets Portfolio

PAGG	PowerShares Global Agriculture Portfolio

PBD	PowerShares Global Clean Energy Portfolio

PSAU	PowerShares Global Gold and Precious Metals Portfolio

PIO	PowerShares Global Water Portfolio

IPKW	PowerShares International BuyBack AchieversTM Portfolio

FXJP	PowerShares Japan Currency Hedged Low Volatility Portfolio

IDHQ	PowerShares S&P International Developed Quality Portfolio

2

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Real Estate	21.5
Industrials	21.0
Financials	12.0
Consumer Staples	11.6
Utilities	9.1
Consumer Discretionary	6.4
Health Care	6.4
Telecommunication Services	4.8
Information Technology	4.0
Materials	3.4
Other Assets Less Liabilities	(0.2)

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Australia—11.8%
337	AGL Energy Ltd.	$6,744
535	Amcor Ltd.	6,286
959	APA Group	6,569
193	ASX Ltd.	7,321
5,900	AusNet Services	7,721
719	Coca-Cola Amatil Ltd.	5,038
107	Commonwealth Bank of Australia	6,994
866	Dexus Property Group REIT	6,606
1,173	Goodman Group REIT	7,114
1,843	GPT Group (The) REIT	7,236
1,316	Insurance Australia Group Ltd.	6,112
3,850	Mirvac Group REIT	6,536
242	National Australia Bank Ltd.	6,153
106	Ramsay Health Care Ltd.	5,684
1,959	Scentre Group REIT	6,314
510	Seek Ltd.	6,499
1,855	Stockland REIT	6,728
630	Suncorp Group Ltd.	6,502
1,226	Sydney Airport	6,317
2,056	Telstra Corp. Ltd.	6,489
760	Transurban Group	6,934
2,923	Vicinity Centres REIT	6,296
208	Wesfarmers Ltd.	6,689
1,021	Westfield Corp. REIT	6,933
229	Westpac Banking Corp.	6,004

		163,819

	Austria—0.9%
232	BUWOG AG	6,263

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Austria (continued)
312	CA Immobilien Anlagen AG	$6,834

		13,097

	Belgium—3.1%
58	Anheuser-Busch InBev SA	6,531
290	bpost SA	6,948
127	Colruyt SA	6,520
90	Groupe Bruxelles Lambert SA	8,625
237	Proximus SADP	7,248
106	Telenet Group Holding NV(a)	6,436

		42,308

	Denmark—3.0%
74	Carlsberg A/S, Class B	7,384
107	Chr. Hansen Holding A/S	7,210
90	Coloplast A/S, Class B	7,702
172	Danske Bank A/S	6,246
166	ISS A/S	6,883
324	Tryg A/S	6,214

		41,639

	Finland—1.3%
181	Elisa Oyj	6,163
113	Orion Oyj, Class B	6,479
121	Sampo Oyj, Class A	5,796

		18,438

	France—8.9%
61	Aeroports de Paris	8,134
54	Air Liquide SA	6,504
372	Bureau Veritas SA	8,614
28	Christian Dior SE	7,682

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
52	Cie Generale des Etablissements Michelin	$6,792
101	Danone SA	7,059
5	Dassault Aviation SA	6,831
78	Dassault Systemes SE	6,959
14	Hermes International	6,696
165	Klepierre REIT	6,475
36	L’Oreal SA	7,168
60	Pernod Ricard SA	7,504
67	Sanofi	6,319
64	Sodexo SA	8,133
73	Thales SA	7,673
27	Unibail-Rodamco SE REIT	6,629
87	Vinci SA	7,399

		122,571

	Germany—6.1%
61	BASF SE	5,942
78	Beiersdorf AG	7,758
183	Deutsche Post AG	6,576
384	Deutsche Telekom AG	6,732
72	Fresenius Medical Care AG & Co. KGaA	6,386
67	Henkel AG & Co. KGaA	7,818
169	MAN SE	17,748
57	Merck KGaA	6,691
31	Muenchener Rueckversicherungs-Gesellschaft AG	5,940
72	SAP SE	7,219
175	Vonovia SE	6,334

		85,144

	Hong Kong—10.2%
920	AIA Group Ltd.	6,370
795	Cheung Kong Infrastructure Holdings Ltd.	6,966
549	CK Hutchison Holdings Ltd.	6,858
771	CLP Holdings Ltd.	8,134
372	Hang Seng Bank Ltd.	7,543
7,992	HK Electric Investments & HK Electric Investments Ltd.(b)	7,070
4,089	Hong Kong & China Gas Co. Ltd.	8,170
241	Hong Kong Exchanges & Clearing Ltd.	5,937
778	Hongkong Land Holdings Ltd.	5,998
1,193	Hysan Development Co. Ltd.	5,629
85	Jardine Matheson Holdings Ltd.	5,485
160	Jardine Strategic Holdings Ltd.	6,763
1,764	Kerry Properties Ltd.	6,600
908	Link REIT	6,532
9,779	Mapletree Greater China Commercial Trust REIT(b)	7,486
1,434	MTR Corp. Ltd.	8,260
9,207	PCCW Ltd.	5,197
769	Power Assets Holdings Ltd.	6,921
744	Swire Pacific Ltd., Class A	7,165
1,973	Swire Properties Ltd.	6,621
481	VTech Holdings Ltd.	6,095

		141,800

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Ireland—0.4%
73	Kerry Group PLC, Class A	$5,964

	Israel—0.5%
62	Check Point Software Technologies Ltd.(a)	6,449

	Italy—0.5%
1,229	Terna Rete Elettrica Nazionale SpA	6,197

	Japan—7.4%
3	Advance Residence Investment Corp. REIT	7,902
198	Canon, Inc.	6,565
3	Daiwa House REIT Investment Corp. REIT	7,584
1	Frontier Real Estate Investment Corp. REIT	4,364
6	GLP J-REIT REIT	6,766
2	Japan Prime Realty Investment Corp. REIT	7,509
1	Japan Real Estate Investment Corp. REIT	5,266
3	Japan Retail Fund Investment Corp. REIT	5,862
4	Mori Trust Sogo REIT, Inc. REIT	6,247
1,305	Nagoya Railroad Co. Ltd.	5,994
1	Nippon Building Fund, Inc. REIT	5,320
3	Nippon Prologis REIT, Inc. REIT	6,343
5	ORIX JREIT, Inc. REIT	7,930
173	Sankyo Co. Ltd.	6,030
1,194	Tobu Railway Co., Ltd.	6,052
4	United Urban Investment Corp. REIT	6,047

		101,781

	Netherlands—2.5%
90	Heineken NV	8,022
292	Koninklijke Ahold Delhaize NV	6,048
92	Koninklijke DSM NV	6,579
194	Koninklijke Philips NV	6,722
166	Wolters Kluwer NV	7,048

		34,419

	New Zealand—1.0%
2,009	Contact Energy Ltd.	7,186
1,015	Ryman Healthcare Ltd.	6,014

		13,200

	Norway—1.4%
602	Entra ASA(b)	6,922
401	Gjensidige Forsikring ASA	6,174
751	Orkla ASA	6,816

		19,912

	Singapore—12.1%
3,817	Ascendas Real Estate Investment Trust REIT	6,991
6,213	CapitaLand Commercial Trust Ltd. REIT	7,223
2,841	CapitaLand Ltd.(a)	7,643
4,831	CapitaLand Mall Trust REIT	6,809
3,540	ComfortDelGro Corp. Ltd.	6,940
538	DBS Group Holdings Ltd.	7,448
10,858	Keppel REIT	8,235
6,053	Mapletree Commercial Trust REIT	6,907
10,859	Mapletree Logistics Trust REIT	8,779
1,143	Oversea-Chinese Banking Corp. Ltd.	8,014
1,613	SATS Ltd.	5,874
1,178	Singapore Airlines Ltd.	8,639
1,622	Singapore Exchange Ltd.	8,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
6,177	Singapore Post Ltd.	$6,099
3,065	Singapore Press Holdings Ltd.	7,609
2,143	Singapore Technologies Engineering Ltd.	5,811
2,506	Singapore Telecommunications Ltd.	6,706
2,840	StarHub Ltd.	5,669
5,314	Suntec Real Estate Investment Trust REIT	6,730
523	United Overseas Bank Ltd.	8,157
1,485	UOL Group Ltd.	7,692
915	Venture Corp. Ltd.	7,987
2,581	Wilmar International Ltd.	6,555

		167,105

	Spain—4.7%
453	Abertis Infraestructuras SA	7,967
41	Aena SA(b)	7,233
139	Amadeus IT Group SA	7,492
903	EDP Renovaveis SA	6,878
307	Endesa SA	7,233
254	Grifols SA	6,819
867	Iberdrola SA	6,233
184	Industria de Diseno Textil SA	7,055
396	Red Electrica Corp. SA	7,719

		64,629

	Sweden—4.9%
397	Axfood AB	6,304
494	Castellum AB	6,767
448	Hufvudstaden AB, Class A	7,022
184	ICA Gruppen AB	6,284
331	Industrivarden AB, Class C	7,700
160	Investor AB, Class A	7,246
107	L E Lundbergforetagen AB, Class B	7,752
145	Saab AB, Class B	7,192
189	Swedish Match AB	6,237
1,474	Telia Co. AB	6,009

		68,513

	Switzerland—6.8%
315	ABB Ltd.	7,708
19	Geberit AG	8,650
4	Givaudan SA	7,703
66	Kuehne + Nagel International AG	9,972
127	Nestle SA	9,779
108	Novartis AG	8,305
31	Roche Holding AG	8,106
43	Schindler Holding AG-PC	8,782
4	SGS SA	8,997
83	Swiss Re AG	7,221
22	Swisscom AG	9,592

		94,815

	United Kingdom—12.7%
95	AstraZeneca PLC	5,700
776	BAE Systems PLC	6,295
106	British American Tobacco PLC	7,152
244	Bunzl PLC	7,601
347	Compass Group PLC	6,994
66	DCC PLC	6,088

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
266	Diageo PLC	$7,731
371	Experian PLC	7,963
358	GlaxoSmithKline PLC	7,179
136	Imperial Brands PLC	6,654
806	Informa PLC	6,694
124	Intertek Group PLC	6,523
161	Johnson Matthey PLC	6,205
1,357	Kingfisher PLC	5,992
994	Merlin Entertainments PLC(b)	6,501
556	National Grid PLC	7,193
79	Reckitt Benckiser Group PLC	7,268
380	RELX PLC	7,699
851	RSA Insurance Group PLC	6,562
728	Sage Group PLC (The)	6,310
236	Severn Trent PLC	7,099
432	Smith & Nephew PLC	7,098
307	SSE PLC	5,525
540	United Utilities Group PLC	6,801
2,595	Vodafone Group PLC	6,683
301	WPP PLC	6,437

		175,947

	Total Investments (Cost $1,267,230)—100.2%	1,387,747
	Other assets less liabilities—(0.2)%	(2,704)

	Net Assets—100.0%	$1,385,043

Investment Abbreviations:

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $35,212, which represented 2.54% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP) (continued)

April 30, 2017

(Unaudited)

Open Forward Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
05/02/2017	CIBC World Markets Corp.	AUD	207,100	USD	157,905	$154,879	$3,026
05/02/2017	CIBC World Markets Corp.	DKK	255,600	USD	36,810	37,424	(614)
05/02/2017	CIBC World Markets Corp.	JPY	10,829,100	USD	97,270	97,148	122
05/02/2017	CIBC World Markets Corp.	NZD	18,100	USD	12,644	12,427	217
05/02/2017	CIBC World Markets Corp.	USD	154,880	AUD	207,100	154,880	0
05/03/2017	CIBC World Markets Corp.	CHF	87,400	USD	87,457	87,817	(360)
05/03/2017	CIBC World Markets Corp.	EUR	334,400	USD	358,119	364,202	(6,083)
05/03/2017	CIBC World Markets Corp.	GBP	130,200	USD	162,917	168,462	(5,545)
05/03/2017	CIBC World Markets Corp.	NOK	158,700	USD	18,483	18,527	(44)
05/03/2017	CIBC World Markets Corp.	SEK	547,200	USD	61,370	61,808	(438)
05/03/2017	CIBC World Markets Corp.	SGD	229,000	USD	163,899	163,846	53
05/03/2017	CIBC World Markets Corp.	USD	87,799	CHF	87,400	87,817	18
05/03/2017	CIBC World Markets Corp.	USD	364,145	EUR	334,400	364,202	57
05/03/2017	CIBC World Markets Corp.	USD	168,446	GBP	130,200	168,461	15
05/03/2017	CIBC World Markets Corp.	USD	18,526	NOK	158,700	18,527	1
05/03/2017	CIBC World Markets Corp.	USD	61,797	SEK	547,200	61,807	10
05/03/2017	CIBC World Markets Corp.	USD	163,842	SGD	229,000	163,847	5
05/04/2017	CIBC World Markets Corp.	HKD	840,800	USD	108,263	108,116	147
05/04/2017	CIBC World Markets Corp.	USD	108,106	HKD	840,800	108,116	10
06/02/2017	CIBC World Markets Corp.	AUD	208,100	USD	155,544	155,534	10
06/02/2017	CIBC World Markets Corp.	CHF	89,300	USD	89,866	89,906	(40)
06/02/2017	CIBC World Markets Corp.	DKK	269,800	USD	39,560	39,572	(12)
06/02/2017	CIBC World Markets Corp.	EUR	343,900	USD	375,023	375,136	(113)
06/02/2017	CIBC World Markets Corp.	GBP	130,200	USD	168,583	168,611	(28)
06/02/2017	CIBC World Markets Corp.	HKD	856,900	USD	110,255	110,258	(3)
06/02/2017	CIBC World Markets Corp.	JPY	10,780,600	USD	96,817	96,836	(19)
06/02/2017	CIBC World Markets Corp.	NOK	162,500	USD	18,975	18,977	(2)
06/02/2017	CIBC World Markets Corp.	NZD	18,100	USD	12,417	12,416	1
06/02/2017	CIBC World Markets Corp.	SEK	577,600	USD	65,326	65,348	(22)
06/02/2017	CIBC World Markets Corp.	SGD	231,800	USD	165,879	165,904	(25)

Total Forward Foreign Currency Contracts — Currency Risk							$(9,656)

Currency Abbreviations:

AUD—Australian Dollar

CHF—Swiss Franc

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

JPY—Japanese Yen

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

SGD—Singapore Dollar

USD—U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	30.4
Information Technology	15.6
Financials	13.1
Consumer Discretionary	12.4
Health Care	11.8
Materials	8.1
Consumer Staples	4.9
Utilities	2.1
Real Estate	0.7
Telecommunication Services	0.7
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—7.2%
72,687	Amcor Ltd.	$853,979
79,402	Aristocrat Leisure Ltd.	1,166,238
98,980	BlueScope Steel Ltd.	866,060
245,233	Challenger Ltd.	2,424,514
37,764	CSL Ltd.	3,743,450
12,516	Macquarie Group Ltd.	870,488
76,604	Seek Ltd.	976,192
55,923	Sonic Healthcare Ltd.	923,848

		11,824,769

	Austria—2.8%
71,957	ams AG	4,626,298

	Belgium—1.2%
6,085	Ackermans & van Haaren NV	995,264
13,211	KBC Group NV	953,512

		1,948,776

	Canada—13.1%
25,423	Bank of Nova Scotia	1,410,881
11,313	Canadian Imperial Bank of Commerce	912,205
44,999	Canadian National Railway Co.	3,247,313
39,387	Canadian Utilities Ltd., Class A	1,133,532
8,903	CCL Industries, Inc., Class B	2,057,594
25,113	CGI Group, Inc., Class A(a)	1,210,008
8,500	Constellation Software, Inc.	3,881,230
16,174	Dollarama, Inc.	1,413,584
23,782	Royal Bank of Canada	1,625,761
81,801	Saputo, Inc.	2,685,021
43,373	Toronto-Dominion Bank (The)	2,037,481

		21,614,610

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China—0.5%
1,018,000	Sino Biopharmaceutical Ltd.	$837,693

	Denmark—5.3%
16,094	DSV A/S	896,389
21,431	Genmab A/S(a)	4,261,222
42,746	Vestas Wind Systems A/S	3,680,144

		8,837,755

	Finland—4.4%
30,766	Metso Oyj	1,103,242
75,345	Orion Oyj, Class B	4,319,770
85,631	Outokumpu Oyj	821,980
15,552	Wartsila Oyj Abp	946,686

		7,191,678

	France—8.5%
11,390	Airbus Group SE	920,685
5,499	Christian Dior SE	1,508,710
10,148	Ingenico Group SA	919,194
3,303	Kering	1,023,470
12,929	Pernod Ricard SA	1,616,977
23,753	Rubis SCA	2,412,764
8,437	Teleperformance	1,059,775
34,360	Valeo SA	2,469,477
25,107	Vinci SA	2,135,274

		14,066,326

	Germany—4.5%
12,562	adidas AG	2,515,639
10,415	Fresenius SE & Co. KGaA	843,915
7,378	Hannover Rueck SE	884,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Developed Markets Momentum Portfolio (PIZ) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
11,095	Henkel AG & Co. KGaA	$1,294,575
7,259	MTU Aero Engines AG(a)	1,040,652
8,342	SAP SE	836,366

		7,415,720

	Hong Kong—0.7%
157,753	Link REIT	1,134,841

	Ireland—0.5%
25,507	Kingspan Group PLC	887,021

	Israel—0.8%
19,007	Nice Ltd.	1,302,227

	Italy—0.9%
41,180	Recordati SpA	1,525,109

	Japan—10.0%
34,642	Alps Electric Co. Ltd.	1,017,785
37,500	Daifuku Co. Ltd.	947,676
2,297	Keyence Corp.	923,169
16,097	Koito Manufacturing Co. Ltd.	830,338
44,661	Lion Corp.	806,118
46,185	MISUMI Group, Inc.	874,644
56,200	Nexon Co. Ltd.	955,405
32,600	Nippon Paint Holdings Co. Ltd.	1,250,247
55,543	ORIX Corp.	847,570
60,058	Seiko Epson Corp.	1,228,422
235,000	Sharp Corp.(a)(b)	847,493
14,466	SoftBank Group Corp.	1,095,559
65,600	Start Today Co. Ltd.	1,400,628
55,011	Subaru Corp.	2,078,643
75,600	Temp Holdings Co. Ltd.	1,422,883

		16,526,580

	Luxembourg—1.3%
4,299	Eurofins Scientific SE	2,116,459

	Netherlands—1.6%
14,072	ASML Holding NV	1,859,531
40,384	Koninklijke Ahold Delhaize NV	836,426

		2,695,957

	Norway—0.5%
50,855	Marine Harvest ASA	847,732

	South Africa—1.1%
67,158	Mondi PLC	1,738,582

	Spain—1.0%
44,222	Industria de Diseno Textil SA	1,695,556

	Sweden—2.2%
26,655	Atlas Copco AB, Class B	886,814
22,524	Investor AB, Class B	1,029,946
71,165	Swedbank AB, Class A	1,686,942

		3,603,702

	Switzerland—15.8%
115,311	ABB Ltd.	2,821,815
2,463	EMS-CHEMIE HOLDING AG	1,542,700
21,180	Flughafen Zuerich AG	4,663,877
7,139	Geberit AG	3,250,183
25,987	Kuehne + Nagel International AG	3,926,310

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
30,734	Logitech International SA	$1,026,576
4,556	Lonza Group AG	931,384
2,432	Partners Group Holding AG(b)	1,469,534
12,895	Schindler Holding AG-PC	2,633,536
174	Sika AG-BR	1,109,950
18,514	Swiss Re AG	1,610,641
13,641	Temenos Group AG	1,180,544

		26,167,050

	United Kingdom—15.9%
227,008	BBA Aviation PLC	914,262
53,902	Compass Group PLC	1,086,482
66,661	Croda International PLC	3,246,173
231,299	Experian PLC	4,964,442
24,136	InterContinental Hotels Group PLC	1,279,015
18,145	Intertek Group PLC	954,497
354,973	Legal & General Group PLC	1,130,205
310,379	Melrose Industries PLC	949,672
57,880	Micro Focus International PLC	1,937,952
37,438	Persimmon PLC(a)	1,128,545
38,835	Prudential PLC	862,166
267,240	Rentokil Initial PLC	860,897
52,721	Rightmove PLC	2,855,178
48,510	Spirax-Sarco Engineering PLC	3,263,510
62,115	St. James’s Place PLC	922,547

		26,355,543

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $142,880,879)—99.8%	164,959,984

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.1%
1,806,681	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(c)(d) (Cost $1,806,681)	1,806,681

	Total Investments (Cost $144,687,560)—100.9%	166,766,665
	Other assets less liabilities—(0.9)%	(1,524,751)

	Net Assets—100.0%	$165,241,914

Investment Abbreviations:

BR—Bearer Shares

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Information Technology	31.4
Financials	18.1
Consumer Discretionary	11.3
Materials	9.5
Industrials	6.1
Consumer Staples	6.1
Energy	4.6
Utilities	4.6
Real Estate	3.9
Health Care	3.4
Telecommunication Services	0.9
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Brazil—8.4%
134,200	BM&FBOVESPA SA	$797,531
80,800	Cia de Saneamento Basico do Estado de Sao Paulo	739,345
301,200	EcoRodovias Infraestrutura e Logistica SA	888,873
112,400	Equatorial Energia SA	2,020,094
68,200	Fleury SA	1,119,752
133,900	Light SA	914,629
59,300	Localiza Rent A Car SA	876,857
61,800	M Dias Branco SA	941,451
181,300	MRV Engenharia e Participacoes SA	903,440
166,000	Ultrapar Participacoes SA	3,654,408

		12,856,380

	Chile—1.2%
12,154	Banco de Chile ADR	890,524
24,866	Sociedad Quimica y Minera de Chile SA ADR	883,986

		1,774,510

	China—28.6%
341,824	AAC Technologies Holdings, Inc.	5,019,100
843,956	Agile Group Holdings Ltd.	755,242
662,172	Beijing Capital International Airport Co. Ltd., H-Shares	934,825
1,589,415	Beijing Enterprises Water Group Ltd.	1,217,982
229,514	BOC Hong Kong (Holdings) Ltd.	944,314
647,856	BYD Electronic International Co. Ltd.	989,583
984,044	China Construction Bank Corp., H-Shares	799,629
1,252,804	China Evergrande Group	1,338,571
1,080,174	China Medical System Holdings Ltd.	1,866,595

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
291,740	China Merchants Bank Co. Ltd., H-Shares	$757,713
365,824	China Resources Beer Holdings Co. Ltd.(a)	880,512
651,855	China Resources Gas Group Ltd.	2,200,075
2,553,628	China Sanjiang Fine Chemicals Co. Ltd.	830,683
1,181,260	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	812,562
2,162,256	Cifi Holdings Group Co. Ltd.	781,215
1,337,608	Country Garden Holdings Co. Ltd.	1,272,676
1,592,956	CSPC Pharmaceutical Group Ltd.	2,211,998
1,080,108	Fufeng Group Ltd.	734,649
956,528	Geely Automobile Holdings Ltd.	1,291,351
1,265,040	Guangshen Railway Co. Ltd., H-Shares	686,395
500,652	Guangzhou Automobile Group Co. Ltd., H-Shares	778,894
713,260	Hisense Kelon Electrical Holdings Co. Ltd., H-Shares	997,778
576,348	Jiangsu Expressway Co. Ltd., H-Shares	850,714
1,565,520	Logan Property Holdings Co. Ltd.	897,740
8,825	NetEase, Inc. ADR	2,342,067
29,548	New Oriental Education & Technology Group, Inc. ADR(a)	1,907,028
395,470	Sunny Optical Technology Group Co. Ltd.	3,254,248
152,370	Tencent Holdings Ltd.	4,768,450
677,292	TravelSky Technology Ltd., H-Shares	1,785,200

		43,907,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares DWA Emerging Markets Momentum Portfolio (PIE) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	India—1.3%
13,579	HDFC Bank Ltd. ADR	$1,081,024
57,569	Vedanta Ltd. ADR	875,049

		1,956,073

	Indonesia—4.3%
7,343,962	PT Adaro Energy Tbk	977,983
3,665,936	PT Bank Central Asia Tbk	4,881,864
3,662,040	PT Medco Energi Internasional Tbk(a)	821,479

		6,681,326

	Malaysia—2.6%
8,100,350	My E.G. Services Bhd	3,974,602

	Mexico—0.9%
255,160	Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,404,622

	South Africa—15.5%
258,127	AVI Ltd.	1,885,072
82,978	Barloworld Ltd.	746,593
112,778	Bidvest Group Ltd. (The)	1,344,109
17,697	Capitec Bank Holdings Ltd.	1,008,288
720,852	Coronation Fund Managers Ltd.	3,414,201
214,362	Famous Brands Ltd.	2,371,896
308,256	FirstRand Ltd.	1,148,151
653,054	Murray & Roberts Holdings Ltd.	683,123
17,681	Naspers Ltd., Class N	3,353,627
117,538	Pioneer Foods Group Ltd.	1,447,824
151,266	PSG Group Ltd.	2,860,025
259,763	RMB Holdings Ltd.	1,190,538
128,723	Sappi Ltd.	955,053
259,812	Telkom SA SOC Ltd.	1,451,666

		23,860,166

	Taiwan—27.4%
268,000	Advantech Co. Ltd.	2,167,379
671,000	Basso Industry Corp.	1,914,855
486,000	Cheng Shin Rubber Industry Co. Ltd.	1,003,540
1,218,000	China General Plastics Corp.	1,075,858
1,142,000	Compeq Manufacturing Co. Ltd.	840,290
1,491,000	E.Sun Financial Holding Co. Ltd.	901,884
173,000	Elite Advanced Laser Corp.	762,620
271,000	Formosa Chemicals & Fibre Corp.	833,542
556,000	Fubon Financial Holding Co. Ltd.	871,658
188,000	Genius Electronic Optical Co. Ltd.(a)	2,202,711
749,000	Getac Technology Corp.	971,905
167,000	Hotai Motor Co. Ltd.	1,923,453
809,000	IEI Integration Corp.	1,229,414
1,295,000	King’s Town Bank Co. Ltd.	1,244,738
20,000	Largan Precision Co. Ltd.	3,324,384
764,000	LCY Chemical Corp.	1,098,989
529,000	Lite-On Technology Corp.	922,257
244,000	Merry Electronics Co. Ltd.	1,447,615
353,000	Pegatron Corp.	1,040,128
652,000	Primax Electronics Ltd.	1,086,991
1,064,000	Sinbon Electronics Co. Ltd.	2,627,291
262,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,689,006

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
1,332,000	Taiwan Styrene Monomer	$1,022,034
879,000	Topco Scientific Co. Ltd.	2,875,520
867,000	TYC Brother Industrial Co. Ltd.	893,696
451,000	United Integrated Services Co. Ltd.	962,660
1,222,650	WT Microelectronics Co. Ltd.	1,754,690
9,395,000	Yfy, Inc.	3,331,892

		42,021,000

	Thailand—8.0%
2,353,942	CP ALL PCL NVDR	4,151,213
929,404	Hana Microelectronics PCL NVDR	1,141,939
259,335	Kasikornbank PCL NVDR	1,387,019
3,072,480	Land & Houses PCL NVDR	914,904
69,692	PTT PCL NVDR	783,758
425,400	Sahamitr Pressure Container PCL NVDR	179,556
67,942	Siam Cement PCL (The) NVDR	1,052,816
1,233,521	Tisco Financial Group PCL NVDR	2,719,167

		12,330,372

	Turkey—1.7%
482,872	Eregli Demir ve Celik Fabrikalari TAS	884,558
583,428	Petkim Petrokimya Holding AS	806,087
35,017	Tupras Turkiye Petrol Rafinerileri AS	881,891

		2,572,536

	Total Common Stocks and Other Equity Interests (Cost $136,779,942)	153,339,376

	Rights—0.0%
	Taiwan—0.0%
89,302	E.Sun Financial Holding Co. Ltd., expiring 05/02/17(a) (Cost $0)	9,620

	Total Investments (Cost $136,779,942)—99.9%	153,348,996
	Other assets less liabilities—0.1%	102,765

	Net Assets—100.0%	$153,451,761

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	49.6
Materials	44.3
Energy	1.5
Consumer Discretionary	1.3
Financials	1.1
Utilities	1.1
Telecommunication Services	0.6
Real Estate	0.4
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—0.4%
2,625	CIMIC Group Ltd.	$72,694

	Brazil—5.5%
84,108	Cia Siderurgica Nacional SA ADR(a)	202,700
111,313	Gerdau SA ADR	339,505
21,600	Iochpe-Maxion SA	112,835
34,742	Vale SA ADR	298,086
20,760	WEG SA	114,872

		1,067,998

	Chile—1.4%
25,215	CAP SA	263,576

	China—31.3%
373,261	Angang Steel Co. Ltd., H-Shares(a)	250,999
146,763	Anhui Conch Cement Co. Ltd., H-Shares	514,210
803,743	BBMG Corp., H-Shares	430,934
513,400	China Communications Construction Co. Ltd., H-Shares	706,312
283,081	China Machinery Engineering Corp., H-Shares	211,104
1,243,278	China Molybdenum Co. Ltd., H-Shares	378,856
988,639	China National Building Material Co. Ltd., H-Shares	658,453
234,903	China Railway Construction Corp. Ltd., H-Shares	328,605
481,819	China Railway Group Ltd., H-Shares	408,870
263,079	CSG Holding Co. Ltd., Class B	188,408
85,178	CSSC Offshore and Marine Engineering Group Company Ltd., H-Shares	169,972
116,362	Dongfang Electric Corp. Ltd., H-Shares	102,634
137,856	First Tractor Co. Ltd., H-Shares	74,444
231,320	Harbin Electric Co. Ltd., H-Shares	141,572
148,541	Jiangxi Copper Co. Ltd., H-Shares	231,858
649,229	Lonking Holdings Ltd.	181,140
987,358	Metallurgical Corp. of China Ltd., H-Shares	365,615
950,855	Shanghai Electric Group Co. Ltd., H-Shares(a)	448,681

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
172,131	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	$250,974

		6,043,641

	France—0.7%
4,237	Alstom SA(a)	134,495

	Germany—2.0%
3,373	HeidelbergCement AG	312,207
449	HOCHTIEF AG	80,871

		393,078

	India—4.2%
20,182	Larsen & Toubro Ltd. GDR(b)	547,942
12,254	Mahindra & Mahindra Ltd. GDR(b)	256,721

		804,663

	Indonesia—5.7%
597,495	PT Adhi Karya Persero Tbk	101,308
1,042,478	PT Aneka Tambang (Persero) Tbk(a)	54,357
165,404	PT Indocement Tunggal Prakarsa Tbk	210,338
376,493	PT Pembangunan Perumahan Persero Tbk	89,823
362,475	PT Semen Indonesia (Persero) Tbk	239,991
243,676	PT Tower Bersama Infrastructure Tbk	106,948
40,030	PT United Tractors Tbk	80,787
258,542	PT Vale Indonesia Tbk(a)	43,061
572,018	PT Waskita Karya Persero Tbk	102,567
389,134	PT Wijaya Karya Persero Tbk	69,191

		1,098,371

	Israel—1.6%
8,032	Caesarstone Sdot-Yam Ltd.(a)	318,870

	Malaysia—3.7%
478,774	Dialog Group Bhd	215,068
193,584	Gamuda Bhd	235,012
328,314	IJM Corp. Bhd	264,708

		714,788

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Emerging Markets Infrastructure Portfolio (PXR) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico—4.4%
37,791	Cemex SAB de CV ADR(a)	$348,433
9,743	Grupo Carso SAB de CV, Series A1	44,424
45,800	Grupo Cementos de Chihuahua SAB de CV	215,488
22,276	Promotora y Operadora de Infraestructura SAB de CV	235,768

		844,113

	Netherlands—0.8%
7,835	OCI NV(a)	152,380

	Philippines—1.1%
1,561,894	Metro Pacific Investments Corp.	205,689

	Poland—2.8%
16,922	KGHM Polska Miedz SA	536,715

	Russia—4.0%
35,479	Evraz PLC(a)	99,422
24,902	LSR Group PJSC GDR(b)	82,550
32,074	Mechel PJSC ADR(a)	192,765
18,375	MMC Norilsk Nickel PJSC ADR	282,699
2,253	Novolipetsk Steel PJSC GDR(b)	42,807
4,725	Severstal PJSC GDR(b)	64,638

		764,881

	Singapore—0.6%
100,908	Sembcorp Marine Ltd.	117,679

	South Africa—4.7%
12,385	African Rainbow Minerals Ltd.	78,194
4,326	Assore Ltd.	69,736
130,976	Murray & Roberts Holdings Ltd.	137,007
425,173	PPC Ltd.(a)	198,549
48,534	Reunert Ltd.	257,107
15,580	Wilson Bayly Holmes-Ovcon Ltd.	167,095

		907,688

	Spain—1.0%
5,409	ACS Actividades de Construccion y Servicios SA	200,441

	Sweden—2.6%
13,246	Atlas Copco AB, Class A	495,446

	Switzerland—2.5%
19,816	ABB Ltd.	485,397

	Taiwan—9.8%
296,234	Asia Cement Corp.	292,591
335,845	China Steel Corp.	269,379
290,000	Chung Hung Steel Corp.(a)	87,084
199,000	CTCI Corp.	348,255
22,000	King Slide Works Co. Ltd.	338,703
399,573	Taiwan Cement Corp.	464,851
30,000	Yeong Guan Energy Technology Group Co. Ltd.	90,981

		1,891,844

	Thailand—5.5%
52,448	CH Karnchang PCL NVDR	41,318
914,607	Gunkul Engineering PCL NVDR	124,803

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Thailand (continued)
578,927	Italian-Thai Development PCL NVDR	$75,316
8,028	Siam Cement PCL (The) NVDR	124,400
8,206	Siam City Cement PCL NVDR	65,714
255,937	Sino-Thai Engineering & Construction PCL NVDR	179,800
4,589,368	Superblock PCL NVDR(a)	200,345
202,178	Tipco Asphalt PCL NVDR	146,125
1,660,343	TPI Polene PCL NVDR	112,322

		1,070,143

	Turkey—1.0%
76,023	Tekfen Holding AS	195,954

	United States—2.6%
4,838	Caterpillar, Inc.	494,734

	Total Common Stocks and Other Equity Interests (Cost $18,714,987)	19,275,278

	Rights—0.0%
	Thailand—0.0%
2,426	Siam City Cement PCL, expiring 05/15/17(a) (Cost $0)	1,894

	Total Investments (Cost $18,714,987)—99.9%	19,277,172
	Other assets less liabilities—0.1%	24,642

	Net Assets—100.0%	$19,301,814

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $994,658, which represented 5.15% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	22.7
Real Estate	17.3
Consumer Staples	13.7
Consumer Discretionary	9.0
Health Care	5.7
Utilities	5.5
Materials	5.3
Financials	4.4
Telecommunication Services	4.2
Information Technology	3.5
Energy	1.1
Other Assets Less Liabilities	7.6

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—92.4%
	Austria—1.1%
3,413	CA Immobilien Anlagen AG	$74,759

	Belgium—8.3%
637	Anheuser-Busch InBev SA	71,725
3,200	bpost SA	76,662
852	Cofinimmo SA REIT	103,077
1,391	Colruyt SA	71,412
995	Groupe Bruxelles Lambert SA	95,359
2,592	Proximus SADP	79,272
1,127	Telenet Group Holding NV(a)	68,431

		565,938

	Finland—2.0%
1,975	Elisa Oyj	67,252
1,243	Orion Oyj, Class B	71,265

		138,517

	France—32.3%
676	Aeroports de Paris	90,139
602	Air Liquide SA	72,504
4,085	Bureau Veritas SA	94,594
307	Christian Dior SE	84,229
572	Cie Generale des Etablissements Michelin	74,714
1,114	Danone SA	77,856
57	Dassault Aviation SA	77,876
843	Dassault Systemes SE	75,210
903	Eiffage SA	76,463
3,309	Elior Group(b)	82,516
1,092	Eurazeo SA	74,012
956	Fonciere des Regions REIT	85,302
584	Gecina SA REIT	83,055
151	Hermes International	72,218

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
993	ICADE REIT	$73,714
812	Imerys SA	69,845
1,786	Klepierre REIT	70,093
1,122	Legrand SA	72,612
388	L’Oreal SA	77,256
4,101	Mercialys SA REIT	79,871
1,557	Nexity SA	84,631
811	Orpea	82,803
657	Pernod Ricard SA	82,168
634	Societe BIC SA	71,249
706	Sodexo SA	89,719
792	Thales SA	83,244
294	Unibail-Rodamco SE REIT	72,178
955	Vinci SA	81,220

		2,211,291

	Germany—23.9%
6,172	alstria office REIT-AG REIT	81,593
1,311	Axel Springer SE	73,536
844	Beiersdorf AG	83,948
2,074	Deutsche EuroShop AG	84,162
2,023	Deutsche Post AG	72,697
4,174	Deutsche Telekom AG	73,179
948	Fielmann AG	72,449
2,198	Freenet AG	68,957
1,476	FUCHS PETROLUB SE (Preference Shares)	76,113
636	Henkel AG & Co. KGaA (Preference Shares)	86,572
1,864	MAN SE	195,754
625	Merck KGaA	73,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
537	MTU Aero Engines AG(a)	$76,985
345	Muenchener Rueckversicherungs-Gesellschaft AG	66,102
3,141	RHOEN-KLINIKUM AG	89,683
790	SAP SE	79,205
1,044	Symrise AG	73,066
5,202	TAG Immobilien AG	74,038
1,838	Talanx AG	66,229
1,923	Vonovia SE	69,596

		1,637,232

	Ireland—1.0%
803	Kerry Group PLC, Class A	65,600

	Italy—1.0%
13,513	Terna Rete Elettrica Nazionale SpA	68,130

	Netherlands—8.7%
1,967	Aalberts Industries NV	78,010
1,989	Eurocommercial Properties NV CVA	77,269
971	Heineken NV	86,546
3,156	Koninklijke Ahold Delhaize NV	65,367
1,011	Koninklijke DSM NV	72,298
2,109	Koninklijke Philips NV	73,078
1,507	Wereldhave NV REIT	69,383
1,817	Wolters Kluwer NV	77,146

		599,097

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain—12.9%
5,019	Abertis Infraestructuras SA	$88,267
856	Acciona SA	70,600
455	Aena SA(b)	80,267
1,517	Amadeus IT Group SA	81,771
4,384	Ebro Foods SA	98,009
2,959	Enagas SA	77,816
3,390	Endesa SA	79,867
2,814	Grifols SA	75,551
9,592	Iberdrola SA	68,959
4,385	Red Electrica Corp. SA	85,473
1,229	Viscofan SA	73,527

		880,107

	United Kingdom—1.2%
4,409	RELX NV	85,245

	Total Investments (Cost $6,144,259)—92.4%	6,325,916
	Other assets less liabilities—7.6%	520,805

	Net Assets—100.0%	$6,846,721

Investment Abbreviations:

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $162,783, which represented 2.38% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts
	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
Settlement Date		Deliver		Receive
05/03/2017	CIBC World Markets Corp.	EUR	1,983,334	USD	2,124,012	$2,160,091	$(36,079)
05/03/2017	CIBC World Markets Corp.	USD	2,160,477	EUR	1,984,000	2,160,816	339
05/03/2017	Goldman, Sachs & Co. LLC	EUR	1,983,333	USD	2,123,991	2,160,089	(36,098)
05/03/2017	Goldman, Sachs & Co. LLC	USD	2,159,281	EUR	1,983,000	2,159,727	446
05/03/2017	RBC Capital Markets LLC	EUR	1,983,333	USD	2,123,977	2,160,089	(36,112)
05/03/2017	RBC Capital Markets LLC	USD	2,159,334	EUR	1,983,000	2,159,726	392
06/02/2017	CIBC World Markets Corp.	EUR	2,006,000	USD	2,187,543	2,188,203	(660)
06/02/2017	Goldman, Sachs & Co. LLC	EUR	2,005,000	USD	2,186,344	2,187,112	(768)
06/02/2017	RBC Capital Markets LLC	EUR	2,005,000	USD	2,186,378	2,187,112	(734)

Total Forward Foreign Currency Contracts — Currency Risk							$(109,274)

Currency Abbreviations:

EUR—Euro

USD—U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	32.6
Information Technology	12.0
Materials	11.0
Real Estate	9.9
Industrials	9.1
Consumer Discretionary	7.1
Consumer Staples	6.1
Energy	4.6
Utilities	3.8
Telecommunication Services	2.9
Health Care	0.9
Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—43.6%
7,749	AGL Energy Ltd.	$155,077
12,881	Amcor Ltd.	151,335
63,623	AMP Ltd.	255,031
11,895	APA Group	81,484
1,413	ASX Ltd.	53,596
26,013	Aurizon Holdings Ltd.	100,187
46,612	Australia & New Zealand Banking Group Ltd.	1,141,973
6,826	Bank of Queensland Ltd.	61,105
9,285	Bendigo & Adelaide Bank Ltd.	85,547
656,750	BGP Holdings PLC(a)	11,488
67,178	BHP Billiton Ltd.	1,191,670
5,624	BlueScope Steel Ltd.	49,209
11,414	Boral Ltd.	52,582
16,801	Brambles Ltd.	129,918
5,691	Caltex Australia Ltd.	127,127
4,741	Challenger Ltd.	46,872
1,577	CIMIC Group Ltd.	43,672
9,532	Coca-Cola Amatil Ltd.	66,794
21,576	Commonwealth Bank of Australia	1,410,252
4,177	Computershare Ltd.	46,044
5,563	Crown Resorts Ltd.	52,004
1,636	CSL Ltd.	162,173
10,115	Dexus Property Group REIT	77,158
10,995	Downer EDI Ltd.	48,349
26,610	DUET Group	60,099
20,758	Fortescue Metals Group Ltd.	82,432
14,245	Goodman Group REIT	86,397
18,816	GPT Group (The) REIT	73,876
5,810	GrainCorp Ltd., Class A	38,757

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
7,782	Iluka Resources Ltd.	$48,886
26,096	Incitec Pivot Ltd.	73,965
41,396	Insurance Australia Group Ltd.	192,249
10,033	LendLease Group	120,276
3,949	Macquarie Group Ltd.	274,653
29,335	Medibank Private Ltd.	63,840
34,884	Metcash Ltd.(a)	56,089
50,778	Mirvac Group REIT	86,202
38,779	National Australia Bank Ltd.	986,029
4,894	Newcrest Mining Ltd.	77,445
8,976	Oil Search Ltd.	48,466
7,244	Orica Ltd.	100,385
42,152	Origin Energy Ltd.(a)	226,338
24,743	Qantas Airways Ltd.	78,457
26,109	QBE Insurance Group Ltd.	251,295
739	Ramsay Health Care Ltd.	39,626
37,609	Santos Ltd.(a)	97,878
55,814	Scentre Group REIT	179,901
4,875	Sonic Healthcare Ltd.	80,535
55,124	South32 Ltd.	114,604
39,384	Stockland REIT	142,849
25,210	Suncorp Group Ltd.	260,175
17,634	Tabcorp Holdings Ltd.	62,641
23,397	Tatts Group Ltd.	75,239
85,581	Telstra Corp. Ltd.	270,087
11,331	Transurban Group	103,381
30,262	Vicinity Centres REIT	65,179
18,559	Wesfarmers Ltd.	596,812
18,956	Westfield Corp. REIT	128,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
44,317	Westpac Banking Corp.	$1,161,975
14,053	Woodside Petroleum Ltd.	338,197
23,844	Woolworths Ltd.	479,317
10,999	WorleyParsons Ltd.(a)	93,114

		12,917,013

	China—1.2%
42,058	BOC Hong Kong (Holdings) Ltd.	173,044
24,450	China Mengniu Dairy Co. Ltd.	47,344
28,562	Global Logistic Properties Ltd.	58,853
28,049	Semiconductor Manufacturing International Corp.(a)	35,559
62,439	Want Want China Holdings Ltd.	44,957

		359,757

	Hong Kong—14.4%
74,722	AIA Group Ltd.	517,358
11,308	Bank of East Asia Ltd. (The)	46,817
27,500	Cathay Pacific Airways Ltd.	39,601
33,531	Cheung Kong Property Holdings Ltd.	240,568
31,881	CK Hutchison Holdings Ltd.	398,228
19,436	CLP Holdings Ltd.	205,042
13,053	Galaxy Entertainment Group Ltd.	72,670
13,200	Hang Lung Group Ltd.	55,074
31,498	Hang Lung Properties Ltd.	82,617
7,890	Hang Seng Bank Ltd.	159,980
15,102	Henderson Land Development Co. Ltd.	95,728
46,582	Hong Kong & China Gas Co. Ltd.	93,074
3,480	Hong Kong Exchanges & Clearing Ltd.	85,730
13,209	Hongkong Land Holdings Ltd.	101,841
137,405	Hutchison Port Holdings Trust	55,649
1,842	Jardine Matheson Holdings Ltd.	118,864
2,310	Jardine Strategic Holdings Ltd.	97,644
172,629	Li & Fung Ltd.	72,358
23,377	Link REIT	168,169
18,384	MTR Corp. Ltd.	105,895
112,341	New World Development Co. Ltd.	139,965
734,611	Noble Group Ltd.(a)	75,159
68,199	PCCW Ltd.	38,495
10,955	Power Assets Holdings Ltd.	98,598
27,823	Sands China Ltd.	126,280
37,857	Sino Land Co. Ltd.	64,153
64,243	SJM Holdings Ltd.	62,364
23,899	Sun Hung Kai Properties Ltd.	358,598
9,777	Swire Pacific Ltd., Class A	94,155
84,703	WH Group Ltd.(b)	75,690
21,161	Wharf Holdings Ltd. (The)	180,796
9,900	Wheelock & Co. Ltd.	77,201
12,650	Yue Yuen Industrial Holdings Ltd.	50,014

		4,254,375

	Indonesia—0.2%
185,936	Golden Agri-Resources Ltd.	47,891

	Macau—0.2%
25,520	Wynn Macau Ltd.(a)	56,109

	New Zealand—0.5%
11,642	Fletcher Building Ltd.	68,338

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	New Zealand (continued)
31,991	Spark New Zealand Ltd.	$81,155

		149,493

	Singapore—7.1%
25,787	Ascendas Real Estate Investment Trust REIT	47,231
38,370	CapitaLand Ltd.(a)	103,221
32,859	CapitaLand Mall Trust REIT	46,313
8,705	City Developments Ltd.	67,201
30,664	ComfortDelGro Corp. Ltd.	60,113
26,271	DBS Group Holdings Ltd.	363,700
58,302	Genting Singapore PLC	46,510
1,963	Jardine Cycle & Carriage Ltd.	66,332
27,420	Keppel Corp. Ltd.	127,713
37,290	Oversea-Chinese Banking Corp. Ltd.	261,460
25,346	Sembcorp Industries Ltd.	54,946
9,164	Singapore Airlines Ltd.	67,204
27,184	Singapore Press Holdings Ltd.	67,488
19,206	Singapore Technologies Engineering Ltd.	52,079
100,348	Singapore Telecommunications Ltd.	268,514
18,657	United Overseas Bank Ltd.	290,994
41,909	Wilmar International Ltd.	106,444

		2,097,463

	South Korea—31.8%
134	CJ CheilJedang Corp.	40,156
24	CJ CheilJedang Corp. (Preference Shares)	3,238
405	CJ Corp.	66,557
713	Daelim Industrial Co. Ltd.	50,315
938	Dongbu Insurance Co. Ltd.	56,054
2,823	Doosan Heavy Industries & Construction Co. Ltd.	57,681
6,303	Doosan Infracore Co. Ltd.(a)	52,290
458	E-Mart, Inc.	92,574
1,126	GS Holdings Corp.	58,680
6,080	Hana Financial Group, Inc.	209,452
1,044	Hankook Tire Co. Ltd.	54,040
1,656	Hanwha Corp.	58,140
542	Hyosung Corp.	68,589
1,927	Hyundai Engineering & Construction Co. Ltd.	82,218
319	Hyundai Glovis Co. Ltd.	40,649
1,096	Hyundai Heavy Industries Co. Ltd.(a)	158,924
2,203	Hyundai Marine & Fire Insurance Co. Ltd.	71,052
1,031	Hyundai Mobis Co. Ltd.	201,144
2,763	Hyundai Motor Co.	349,655
446	Hyundai Motor Co. (Preference Shares)	36,177
697	Hyundai Motor Co. (2nd Preference Shares)	60,824
2,017	Hyundai Steel Co.	97,314
9,296	Industrial Bank of Korea	102,118
8,214	KB Financial Group, Inc.	361,650
6,302	Kia Motors Corp.	193,009
9,250	Korea Electric Power Corp.	368,651
1,386	Korea Gas Corp.(a)	56,760
114	Korea Zinc Co. Ltd.	42,628
2,922	Korean Air Lines Co. Ltd.(a)	78,706
310	KT Corp. ADR	5,143
1,550	KT Corp.	43,861
1,216	KT&G Corp.	108,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
5,724	Kumho Tire Co., Inc.(a)	$40,494
649	LG Chem Ltd.	156,276
109	LG Chem Ltd. (Preference Shares)	17,434
1,382	LG Corp.	82,101
7,278	LG Display Co. Ltd.	188,042
4,013	LG Electronics, Inc.	243,693
679	LG Electronics, Inc. (Preference Shares)	17,514
5,095	LG Uplus Corp.	64,701
173	Lotte Chemical Corp.	51,996
376	Lotte Shopping Co. Ltd.	86,739
2,169	POSCO	509,893
695	Samsung C&T Corp.	75,431
1,117	Samsung Electro-Mechanics Co. Ltd.	71,757
1,278	Samsung Electronics Co. Ltd.	2,505,684
221	Samsung Electronics Co. Ltd. (Preference Shares)	340,463
547	Samsung Fire & Marine Insurance Co. Ltd.	128,830
44	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	6,941
6,703	Samsung Heavy Industries Co. Ltd.(a)	63,619
1,357	Samsung Life Insurance Co. Ltd.	130,584
756	Samsung SDI Co. Ltd.	91,352
6,943	Shinhan Financial Group Co. Ltd.	290,131
285	SK Holdings Co. Ltd.	60,737
5,668	SK Hynix, Inc.	268,980
1,896	SK Innovation Co. Ltd.	284,925
483	SK Telecom Co. Ltd.	101,660
894	S-Oil Corp.	78,330
10,053	Woori Bank	132,079

		9,417,101

	United Kingdom—0.9%
6,099	Rio Tinto Ltd.	275,675

	United States—0.1%
4,031	Sims Metal Management Ltd.	37,079

	Total Investments (Cost $27,414,010)—100.0%	29,611,956
	Other assets less liabilities—0.0%	7,974

	Net Assets—100.0%	$29,619,930

Investment Abbreviations:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	27.3
Industrials	12.8
Consumer Discretionary	11.6
Energy	9.5
Materials	8.1
Consumer Staples	7.6
Health Care	5.7
Utilities	5.4
Telecommunication Services	5.0
Information Technology	4.5
Real Estate	2.5
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—5.9%
36,995	AGL Energy Ltd.	$740,361
61,497	Amcor Ltd.	722,511
303,734	AMP Ltd.	1,217,510
56,788	APA Group	389,015
6,748	ASX Ltd.	255,958
124,189	Aurizon Holdings Ltd.	478,305
223,966	Australia & New Zealand Banking Group Ltd.	5,487,068
32,590	Bank of Queensland Ltd.	291,738
44,330	Bendigo & Adelaide Bank Ltd.	408,435
231,466	BGP Holdings PLC(a)	4,049
322,618	BHP Billiton Ltd.	5,722,919
219,438	BHP Billiton PLC	3,335,800
26,851	BlueScope Steel Ltd.	234,942
54,492	Boral Ltd.	251,031
80,210	Brambles Ltd.	620,245
27,172	Caltex Australia Ltd.	606,976
22,637	Challenger Ltd.	223,802
7,533	CIMIC Group Ltd.	208,610
45,508	Coca-Cola Amatil Ltd.	318,891
103,540	Commonwealth Bank of Australia	6,767,589
19,939	Computershare Ltd.	219,794
26,559	Crown Resorts Ltd.	248,277
7,810	CSL Ltd.	774,186
48,291	Dexus Property Group REIT	368,367
60,422	Downer EDI Ltd.	265,697
127,033	DUET Group	286,905

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
99,099	Fortescue Metals Group Ltd.	$393,530
68,004	Goodman Group REIT	412,448
89,830	GPT Group (The) REIT	352,692
27,738	GrainCorp Ltd., Class A	185,035
37,154	Iluka Resources Ltd.	233,399
124,582	Incitec Pivot Ltd.	353,109
197,622	Insurance Australia Group Ltd.	917,786
47,898	LendLease Group	574,203
18,856	Macquarie Group Ltd.	1,311,435
140,046	Medibank Private Ltd.	304,774
166,536	Metcash Ltd.(a)	267,769
242,415	Mirvac Group REIT	411,528
186,507	National Australia Bank Ltd.	4,742,293
23,367	Newcrest Mining Ltd.	369,771
42,854	Oil Search Ltd.	231,389
34,585	Orica Ltd.	479,267
201,237	Origin Energy Ltd.(a)	1,080,554
118,122	Qantas Airways Ltd.	374,551
124,647	QBE Insurance Group Ltd.	1,199,706
3,531	Ramsay Health Care Ltd.	189,335
179,548	Santos Ltd.(a)	467,277
266,454	Scentre Group REIT	858,843
23,274	Sonic Healthcare Ltd.	384,487
263,165	South32 Ltd.	547,126
188,017	Stockland REIT	681,951
120,354	Suncorp Group Ltd.	1,242,093
84,187	Tabcorp Holdings Ltd.	299,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
111,699	Tatts Group Ltd.	$359,197
408,560	Telstra Corp. Ltd.	1,289,385
54,094	Transurban Group	493,541
144,472	Vicinity Centres REIT	311,165
90,270	Wesfarmers Ltd.	2,902,861
90,495	Westfield Corp. REIT	614,504
212,881	Westpac Banking Corp.	5,581,657
67,092	Woodside Petroleum Ltd.	1,614,623
116,565	Woolworths Ltd.	2,343,213
52,511	WorleyParsons Ltd.(a)	444,540

		65,269,074

	Austria—0.3%
4,330	Andritz AG	239,388
27,360	Erste Group Bank AG	977,828
6,221	Immoeast AG(a)	0
101,709	IMMOFINANZ AG	211,544
20,559	OMV AG	946,441
17,708	Raiffeisen Bank International AG(a)	403,596
12,316	voestalpine AG	514,398

		3,293,195

	Belgium—0.7%
28,480	Ageas	1,166,100
25,845	Anheuser-Busch InBev SA	2,910,080
4,878	Colruyt SA	250,429
15,664	KBC Group NV	1,130,558
16,233	Proximus SADP(b)	496,456
5,857	Solvay SA	744,629
4,756	UCB SA	370,613
7,971	Umicore SA	466,551

		7,535,416

	Canada—6.2%
6,237	Agnico Eagle Mines Ltd.	297,641
9,261	Agrium, Inc.	867,783
15,068	Alimentation Couche-Tard, Inc., Class B	691,852
10,491	AltaGas Ltd.	234,710
25,694	ARC Resources Ltd.(b)	336,749
7,497	ATCO Ltd., Class I	272,344
42,581	Bank of Montreal	3,010,224
73,628	Bank of Nova Scotia	4,086,077
38,683	Barrick Gold Corp.	645,613
80,179	Baytex Energy Corp.(a)(b)	242,185
20,108	BCE, Inc.	914,000
43,851	BlackBerry Ltd.(a)	408,908
197,132	Bombardier, Inc., Class B(a)	304,212
46,318	Brookfield Asset Management, Inc., Class A	1,709,359
27,641	Cameco Corp.	264,624
7,600	Canadian Apartment Properties REIT	188,263
27,706	Canadian Imperial Bank of Commerce	2,234,028
19,567	Canadian National Railway Co.	1,412,035
73,399	Canadian Natural Resources Ltd.	2,334,081
4,049	Canadian Pacific Railway Ltd.	619,388
4,242	Canadian Tire Corp. Ltd., Class A	516,871
11,761	Canadian Utilities Ltd., Class A	338,474
9,587	Capital Power Corp.	174,449

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
14,771	Celestica, Inc.(a)	$210,119
102,610	Cenovus Energy, Inc.	1,021,372
9,925	CGI Group, Inc., Class A(a)	478,212
13,690	CI Financial Corp.	267,332
20,936	Cominar Real Estate Investment Trust REIT	216,664
73,293	Crescent Point Energy Corp.	724,192
14,484	Dream Office Real Estate Investment Trust REIT	205,825
23,089	Empire Co. Ltd., Class A	355,124
45,970	Enbridge, Inc.	1,902,276
52,542	Encana Corp.	561,427
26,373	Enerplus Corp.	189,991
1,340	Fairfax Financial Holdings Ltd.	611,541
15,117	Finning International, Inc.(b)	287,016
49,832	First Quantum Minerals Ltd.	474,157
18,455	Fortis, Inc.	599,555
2,921	Franco-Nevada Corp.	198,337
5,453	George Weston Ltd.	488,908
14,581	Gibson Energy, Inc.	197,392
7,503	Gildan Activewear, Inc.	210,005
43,768	Goldcorp, Inc.	608,840
22,578	Great-West Lifeco, Inc.	606,351
22,200	H&R Real Estate Investment Trust REIT	376,034
20,352	Hudson’s Bay Co.(b)	185,762
49,540	Husky Energy, Inc.(a)	571,016
11,867	Hydro One Ltd.(c)	208,647
7,727	IGM Financial, Inc.	231,759
17,755	Imperial Oil Ltd.	515,652
7,668	Industrial Alliance Insurance and Financial Services, Inc.	322,972
6,534	Intact Financial Corp.	446,862
17,134	Inter Pipeline Ltd.	348,494
7,745	Keyera Corp.	214,003
63,052	Kinross Gold Corp.(a)	219,043
14,861	Loblaw Cos. Ltd.	832,664
31,238	Lundin Mining Corp.	166,322
30,342	Magna International, Inc.	1,265,341
139,898	Manulife Financial Corp.	2,449,468
4,324	Methanex Corp.	198,380
13,835	Metro, Inc.	473,343
21,447	National Bank of Canada	832,124
6,485	Onex Corp.	467,131
18,032	Pembina Pipeline Corp.	573,679
167,782	Penn West Petroleum Ltd.(a)	251,556
76,298	Potash Corp. of Saskatchewan, Inc.	1,284,561
36,870	Power Corp. of Canada	852,920
24,997	Power Financial Corp.	634,203
22,202	RioCan Real Estate Investment Trust REIT	421,047
23,323	Rogers Communications, Inc., Class B	1,067,642
78,547	Royal Bank of Canada	5,369,552
8,728	Saputo, Inc.	286,486
29,329	Shaw Communications, Inc., Class B	620,772
11,816	Silver Wheaton Corp.	235,404
9,600	SNC-Lavalin Group, Inc.	385,460
40,836	Sun Life Financial, Inc.	1,439,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
109,587	Suncor Energy, Inc.	$3,428,751
44,328	Teck Resources Ltd., Class B	918,137
13,684	TELUS Corp.	454,565
98,743	Toronto-Dominion Bank (The)	4,638,531
8,873	Tourmaline Oil Corp.(a)	174,047
45,764	TransAlta Corp.	233,958
36,558	TransCanada Corp.	1,694,614
6,218	Vermilion Energy, Inc.	218,560
92,171	Yamana Gold, Inc.	247,398

		68,275,214

	Chile—0.0%
32,594	Antofagasta PLC	353,372

	China—0.2%
202,905	BOC Hong Kong (Holdings) Ltd.	834,834
118,342	China Mengniu Dairy Co. Ltd.	229,151
136,419	Global Logistic Properties Ltd.	281,095
135,500	Semiconductor Manufacturing International Corp.(a)	171,780
298,694	Want Want China Holdings Ltd.	215,066

		1,731,926

	Denmark—0.8%
515	AP Moller—Maersk A/S, Class A	854,337
719	AP Moller—Maersk A/S, Class B	1,243,285
6,209	Carlsberg A/S, Class B	619,555
38,682	Danske Bank A/S	1,404,600
6,048	DSV A/S	336,856
3,873	FLSmidth & Co. A/S	232,897
13,254	ISS A/S	549,582
3,689	Jyske Bank A/S	197,095
53,523	Novo Nordisk A/S, Class B	2,082,208
4,876	Novozymes A/S, Class B	210,609
2,009	Pandora A/S(a)	217,084
120,851	TDC A/S	648,509
5,713	Vestas Wind Systems A/S	491,851

		9,088,468

	Finland—0.8%
9,904	Elisa Oyj	337,246
57,354	Fortum Oyj	834,407
7,325	Kesko Oyj, Class B	343,152
14,299	Kone Oyj, Class B	654,912
10,907	Metso Oyj	391,115
9,959	Neste Oyj	406,574
323,538	Nokia Oyj	1,849,662
8,017	Nokian Renkaat Oyj	344,839
3,661	Orion Oyj, Class B	209,897
27,168	Sampo Oyj, Class A(b)	1,301,426
55,186	Stora Enso Oyj, Class R(b)	656,235
42,157	UPM-Kymmene Oyj	1,112,323
7,040	Wartsila Oyj Abp	428,541

		8,870,329

	France—10.3%
8,761	Accor SA(a)	399,213
88,169	Air France-KLM(a)	740,730
19,417	Air Liquide SA	2,338,542

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
29,776	Airbus Group SE	$2,406,876
16,083	Alstom SA(a)	510,521
4,963	Arkema SA	525,367
4,135	Atos SE	541,688
260,347	AXA SA(b)	6,948,703
115,796	BNP Paribas SA	8,168,501
70,053	Bollore SA	284,921
29,890	Bouygues SA(a)(b)	1,256,217
11,996	Bureau Veritas SA	277,786
8,479	Cap Gemini SA	848,531
103,387	Carrefour SA	2,434,613
18,459	Casino Guichard Perrachon SA	1,111,581
3,297	Christian Dior SE	904,568
51,191	Cie de Saint-Gobain	2,762,136
15,445	Cie Generale des Etablissements Michelin	2,017,419
24,904	CNP Assurances	519,875
138,558	Credit Agricole SA	2,059,549
29,911	Danone SA(b)	2,090,444
2,236	Dassault Systemes SE	199,491
9,887	Edenred	253,065
9,019	Eiffage SA	763,699
117,475	Electricite de France SA	980,668
8,074	Elior Group(b)(c)	201,341
374,234	Engie SA	5,277,410
5,625	Essilor International SA	728,609
4,631	Eurazeo SA	313,872
16,823	Eutelsat Communications SA	398,081
8,813	Faurecia	430,134
2,434	Fonciere des Regions REIT	217,182
2,444	Gecina SA REIT	347,578
20,362	Groupe Eurotunnel SE	223,617
2,912	ICADE REIT	216,168
2,219	Imerys SA	190,870
3,172	Kering(b)	982,878
10,181	Klepierre REIT	399,561
19,676	Lagardere SCA	602,504
10,699	Legrand SA	692,399
7,757	L’Oreal SA(b)	1,544,531
9,802	LVMH Moet Hennessy Louis Vuitton SE	2,417,635
94,655	Natixis SA	658,337
6,726	Neopost SA	272,683
3,576	Nexans SA(a)	198,793
4,341	Nexity SA	235,955
267,213	Orange SA	4,131,938
9,527	Pernod Ricard SA	1,191,503
62,988	Peugeot SA(a)	1,319,343
10,886	Publicis Groupe SA	785,585
19,556	Renault SA	1,823,108
45,483	Rexel SA	812,271
12,874	Safran SA	1,065,735
77,651	Sanofi	7,323,572
39,034	Schneider Electric SE	3,081,690
19,512	SCOR SE(b)	771,712
1,487	Societe BIC SA	167,108
117,010	Societe Generale SA	6,397,658
5,530	Sodexo SA	702,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
44,113	Suez(b)	$724,636
1,897	Teleperformance	238,283
4,606	Thales SA	484,116
281,887	Total SA	14,479,340
5,589	Unibail-Rodamco SE REIT	1,372,120
11,844	Valeo SA	851,236
35,718	Vallourec SA(a)(b)	228,781
84,352	Veolia Environnement SA(b)	1,601,953
36,739	Vinci SA	3,124,541
149,490	Vivendi SA(a)(b)	2,965,167
2,792	Wendel SA	391,141
8,941	Zodiac Aerospace	217,022

		114,147,156

	Germany—9.6%
5,212	Aareal Bank AG	209,402
6,472	adidas AG	1,296,069
48,926	Allianz SE	9,312,987
8,203	Aurubis AG	573,298
70,758	BASF SE	6,893,064
40,262	Bayer AG	4,980,598
41,889	Bayerische Motoren Werke AG	3,998,156
6,992	Bayerische Motoren Werke AG (Preference Shares)	574,700
2,536	Beiersdorf AG	252,242
6,775	Bilfinger SE(a)(b)	294,220
9,511	Brenntag AG	563,835
224,575	Commerzbank AG(a)	2,199,735
6,703	Continental AG	1,499,992
2,608	Covestro AG(c)	203,229
125,390	Daimler AG	9,339,569
286,215	Deutsche Bank AG(a)	5,151,967
7,614	Deutsche Boerse AG	744,970
52,258	Deutsche Lufthansa AG	901,396
76,344	Deutsche Post AG	2,743,448
307,496	Deutsche Telekom AG	5,391,048
10,952	Deutsche Wohnen AG-BR	374,363
636,913	E.ON SE	4,963,854
13,511	Evonik Industries AG	451,021
9,156	Freenet AG	287,248
9,772	Fresenius Medical Care AG & Co. KGaA	866,727
15,468	Fresenius SE & Co. KGaA	1,253,353
1,361	FUCHS PETROLUB SE	61,439
2,795	FUCHS PETROLUB SE (Preference Shares)	144,130
8,712	GEA Group AG	370,370
5,237	Hannover Rueck SE	627,882
10,627	HeidelbergCement AG	983,643
3,960	Henkel AG & Co. KGaA	462,057
5,880	Henkel AG & Co. KGaA (Preference Shares)	800,378
1,872	HOCHTIEF AG	337,170
5,040	HUGO BOSS AG	383,248
31,022	Infineon Technologies AG	641,847
19,265	Innogy SE(c)	708,028
23,680	K+S AG(b)	564,850
3,282	KION Group AG	222,263

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
15,632	Kloeckner & Co. SE(a)	$172,778
6,665	LANXESS AG	481,195
2,641	LEG Immobilien AG	226,795
5,288	Leoni AG	287,170
11,870	Linde AG	2,132,116
2,576	MAN SE	270,527
3,769	Merck KGaA	442,438
40,769	METRO AG	1,341,185
2,169	MTU Aero Engines AG(a)	310,948
20,249	Muenchener Rueckversicherungs-Gesellschaft AG	3,879,723
4,315	Osram Licht AG	288,930
10,441	Porsche Automobil Holding SE (Preference Shares)	610,668
15,611	ProSiebenSat.1 Media SE	662,814
3,483	Rheinmetall AG	319,544
185,603	RWE AG(a)	3,073,118
12,576	RWE AG (Preference Shares)(b)	152,832
6,608	Salzgitter AG	226,487
26,308	SAP SE	2,637,630
45,750	Siemens AG	6,556,240
7,411	Suedzucker AG	158,459
3,671	Symrise AG	256,922
5,814	Talanx AG	209,498
60,098	Telefonica Deutschland Holding AG	291,225
49,105	thyssenkrupp AG	1,168,650
43,291	TUI AG	628,967
62,967	Uniper SE(a)	1,033,318
4,907	Volkswagen AG	790,567
30,762	Volkswagen AG (Preference Shares)	4,875,674
20,002	Vonovia SE	723,897

		105,838,111

	Hong Kong—1.8%
365,611	AIA Group Ltd.	2,531,408
54,080	Bank of East Asia Ltd. (The)	223,898
134,000	Cathay Pacific Airways Ltd.	192,966
158,604	Cheung Kong Property Holdings Ltd.	1,137,904
154,366	CK Hutchison Holdings Ltd.	1,928,198
91,646	CLP Holdings Ltd.	966,828
59,668	Galaxy Entertainment Group Ltd.	332,190
64,000	Hang Lung Group Ltd.	267,025
151,345	Hang Lung Properties Ltd.	396,968
37,750	Hang Seng Bank Ltd.	765,431
69,521	Henderson Land Development Co. Ltd.	440,677
220,810	Hong Kong & China Gas Co. Ltd.	441,191
16,698	Hong Kong Exchanges & Clearing Ltd.	411,355
63,186	Hongkong Land Holdings Ltd.	487,164
656,151	Hutchison Port Holdings Trust	265,741
8,578	Jardine Matheson Holdings Ltd.	553,538
10,936	Jardine Strategic Holdings Ltd.	462,265
833,138	Li & Fung Ltd.	349,214
111,697	Link REIT	803,524
88,055	MTR Corp. Ltd.	507,212
540,311	New World Development Co. Ltd.	673,170
3,507,183	Noble Group Ltd.(a)	358,823
327,000	PCCW Ltd.	184,573

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
51,580	Power Assets Holdings Ltd.	$464,234
134,459	Sands China Ltd.	610,270
177,412	Sino Land Co. Ltd.	300,646
310,851	SJM Holdings Ltd.	301,756
114,551	Sun Hung Kai Properties Ltd.	1,718,806
45,578	Swire Pacific Ltd., Class A	438,929
406,161	WH Group Ltd.(c)	362,944
100,826	Wharf Holdings Ltd. (The)	861,439
44,000	Wheelock & Co. Ltd.	343,116
61,088	Yue Yuen Industrial Holdings Ltd.	241,523

		20,324,926

	Indonesia—0.0%
888,043	Golden Agri-Resources Ltd.	228,730

	Ireland—0.3%
2,800,473	Bank of Ireland(a)	704,452
45,091	CRH PLC	1,644,505
4,352	Kerry Group PLC, Class A	355,528
18,162	Smurfit Kappa Group PLC	484,510

		3,188,995

	Israel—0.3%
72,503	Bank Hapoalim BM	452,874
110,422	Bank Leumi Le-Israel BM(a)	517,067
176,392	Bezeq The Israeli Telecommunication Corp. Ltd.	297,012
66,124	Israel Chemicals Ltd.	285,887
85,989	Israel Discount Bank Ltd., Class A(a)	208,336
60,357	Teva Pharmaceutical Industries Ltd.	1,909,214

		3,670,390

	Italy—3.4%
157,797	A2A SpA	234,552
210,862	Assicurazioni Generali SpA	3,336,351
33,994	Atlantia SpA	861,773
10,032	Banca Monte dei Paschi di Siena SpA(a)	149,227
86,942	BPER Banca SpA	475,271
1,223,687	Enel SpA	5,815,177
472,543	Eni SpA	7,342,994
80,706	Hera SpA	230,786
1,411,923	Intesa Sanpaolo SpA	4,111,310
106,292	Intesa Sanpaolo SpA-RSP	290,524
38,204	Leonardo-Finmeccanica SpA(a)	600,320
5,852	Luxottica Group SpA	339,019
57,233	Mediaset SpA	233,964
47,045	Mediobanca SpA	452,102
86,182	Poste Italiane SpA(c)	590,303
14,142	Prysmian SpA	408,252
844,837	Saipem SpA(a)	363,946
198,576	Snam SpA	877,499
1,703,108	Telecom Italia SpA(a)	1,511,498
916,675	Telecom Italia SpA/Milano-RSP	654,329
99,146	Terna Rete Elettrica Nazionale SpA	499,878
366,555	Unicredit SpA(a)	5,963,450
223,768	Unione di Banche Italiane SpA	942,036
142,823	Unipol Gruppo Finanziario SpA	636,417

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Italy (continued)
150,541	UnipolSai Assicurazioni SpA	$345,896

		37,266,874

	Japan—20.2%
77,829	Aeon Co. Ltd.	1,154,483
11,906	Air Water, Inc.	229,212
18,653	Aisin Seiki Co. Ltd.	911,984
27,660	Ajinomoto Co., Inc.	538,212
21,539	Alfresa Holdings Corp.	388,579
8,553	Alps Electric Co. Ltd.	251,288
21,527	Amada Holdings Co. Ltd.	255,690
105,144	ANA Holdings, Inc.	316,460
82,840	Aozora Bank Ltd.	301,723
102,907	Asahi Glass Co. Ltd.	891,793
19,962	Asahi Group Holdings Ltd.	753,030
99,405	Asahi Kasei Corp.	947,500
96,046	Astellas Pharma, Inc.	1,264,874
10,934	Bandai Namco Holdings, Inc.	342,822
29,041	Bank of Kyoto Ltd. (The)	229,785
6,149	Benesse Holdings, Inc.	185,623
48,055	Bridgestone Corp.	2,003,765
12,259	Brother Industries Ltd.	251,954
93,182	Canon, Inc.	3,089,627
13,440	Casio Computer Co. Ltd.	189,416
11,514	Central Japan Railway Co.	1,930,018
49,100	Chiba Bank Ltd. (The)	328,596
68,946	Chubu Electric Power Co., Inc.	926,228
6,225	Chugai Pharmaceutical Co. Ltd.	220,586
13,100	Chugoku Bank Ltd. (The)	194,379
40,036	Chugoku Electric Power Co., Inc. (The)	436,384
28,000	Citizen Watch Co. Ltd.	185,628
12,600	Cosmo Energy Holdings Co. Ltd.	199,733
12,871	Credit Saison Co. Ltd.	234,281
54,346	Dai Nippon Printing Co. Ltd.	604,549
20,249	Daicel Corp.	232,336
36,650	Daido Steel Co. Ltd.	204,177
131,013	Dai-ichi Life Holdings, Inc.	2,228,408
41,716	Daiichi Sankyo Co. Ltd.	925,484
9,695	Daikin Industries Ltd.	941,494
4,236	Daito Trust Construction Co. Ltd.	623,221
45,742	Daiwa House Industry Co. Ltd.	1,358,677
140,300	Daiwa Securities Group, Inc.	852,473
39,348	Denka Co. Ltd.	202,617
37,980	Denso Corp.	1,635,113
11,685	Dentsu, Inc.	658,310
8,802	DIC Corp.	313,088
5,308	Don Quijote Holdings Co. Ltd.	193,568
26,887	East Japan Railway Co.	2,400,944
6,984	Ebara Corp.	212,709
12,256	Eisai Co. Ltd.	643,421
24,943	Electric Power Development Co. Ltd.	578,431
6,163	FANUC Corp.	1,252,559
1,406	Fast Retailing Co. Ltd.	458,618
46,107	Fuji Electric Co. Ltd.	252,726
30,493	FUJIFILM Holdings Corp.	1,130,870
30,714	Fujikura Ltd.	230,624
250,997	Fujitsu Ltd.	1,564,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
79,959	Fukuoka Financial Group, Inc.	$364,396
7,326	Furukawa Electric Co. Ltd.	296,405
37,512	Gunma Bank Ltd. (The)	201,240
37,657	Hachijuni Bank Ltd. (The)	222,287
19,823	Hakuhodo DY Holdings, Inc.	241,319
16,298	Hankyu Hanshin Holdings, Inc.	538,052
26,000	Hanwa Co. Ltd.	184,265
18,784	Haseko Corp.	214,347
28,411	Hino Motors Ltd.	356,061
45,107	Hiroshima Bank Ltd. (The)	194,639
9,362	Hitachi Construction Machinery Co. Ltd.	241,126
741,550	Hitachi Ltd.	4,091,930
13,928	Hitachi Metals Ltd.	195,044
28,700	Hokkaido Electric Power Co., Inc.	208,292
14,591	Hokuhoku Financial Group, Inc.	229,068
24,345	Hokuriku Electric Power Co.	224,952
180,739	Honda Motor Co. Ltd.	5,240,409
13,453	Hoya Corp.	642,539
10,950	Ibiden Co. Ltd.	192,536
24,477	Idemitsu Kosan Co. Ltd.	782,816
170,124	IHI Corp.(a)	576,898
14,560	Iida Group Holdings Co. Ltd.	231,717
126,075	Inpex Corp.	1,208,497
37,992	Isetan Mitsukoshi Holdings Ltd.	414,787
43,307	Isuzu Motors Ltd.	587,424
162,629	ITOCHU Corp.	2,299,303
29,000	Iyo Bank Ltd. (The)	205,786
26,774	J Front Retailing Co. Ltd.	385,505
87,859	Japan Display, Inc.(a)(b)	198,623
15,100	Japan Exchange Group, Inc.	211,457
36,776	Japan Post Bank Co. Ltd.	457,597
68,528	Japan Post Holdings Co. Ltd.	848,992
14,704	Japan Post Insurance Co. Ltd.	334,787
53,292	Japan Tobacco, Inc.	1,771,778
74,847	JFE Holdings, Inc.	1,276,099
19,209	JGC Corp.	335,171
14,274	JSR Corp.	260,715
21,913	JTEKT Corp.	344,805
490,658	JXTG Holdings, Inc.	2,214,498
73,904	Kajima Corp.	501,887
33,903	Kaneka Corp.	267,039
80,807	Kansai Electric Power Co., Inc. (The)	1,092,457
18,404	Kao Corp.	1,015,051
172,703	Kawasaki Heavy Industries Ltd.	522,122
145,745	Kawasaki Kisen Kaisha Ltd.(a)(b)	383,092
105,993	KDDI Corp.	2,810,284
17,335	Keikyu Corp.	198,901
31,634	Keio Corp.	253,140
1,054	Keyence Corp.	423,605
110,665	Kintetsu Group Holdings Co. Ltd.	404,061
65,397	Kirin Holdings Co. Ltd.	1,270,745
66,887	Kobe Steel Ltd.(a)	594,044
4,345	Koito Manufacturing Co. Ltd.	224,130
63,279	Komatsu Ltd.	1,687,137
47,917	Konica Minolta, Inc.	423,417
52,659	Kubota Corp.	828,126

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
27,377	Kuraray Co. Ltd.	$441,588
20,162	Kyocera Corp.	1,141,314
12,910	Kyowa Hakko Kirin Co. Ltd.	221,440
53,878	Kyushu Electric Power Co., Inc.	580,976
27,900	Kyushu Financial Group, Inc.	173,702
9,000	Kyushu Railway Co.	282,184
3,539	Lawson, Inc.	234,939
23,044	LIXIL Group Corp.	575,325
9,481	Makita Corp.	338,091
269,833	Marubeni Corp.	1,661,553
15,200	Marui Group Co. Ltd.	208,085
70,073	Mazda Motor Corp.	1,027,176
20,393	Medipal Holdings Corp.	337,353
5,961	MEIJI Holdings Co. Ltd.	505,886
16,600	Minebea Mitsumi, Inc.	239,908
138,316	Mitsubishi Chemical Holdings Corp.	1,082,381
142,320	Mitsubishi Corp.	3,068,683
126,205	Mitsubishi Electric Corp.	1,759,420
44,425	Mitsubishi Estate Co. Ltd.	848,885
11,182	Mitsubishi Gas Chemical Co., Inc.	238,948
427,895	Mitsubishi Heavy Industries Ltd.	1,712,041
17,922	Mitsubishi Materials Corp.	532,981
59,811	Mitsubishi Motors Corp.	382,571
1,325,848	Mitsubishi UFJ Financial Group, Inc.	8,435,376
208,908	Mitsui & Co. Ltd.	2,947,989
100,168	Mitsui Chemicals, Inc.	512,207
153,179	Mitsui Engineering & Shipbuilding Co. Ltd.	234,983
54,122	Mitsui Fudosan Co. Ltd.	1,189,305
58,982	Mitsui Mining & Smelting Co. Ltd.	198,952
179,981	Mitsui OSK Lines Ltd.	550,583
2,755,505	Mizuho Financial Group, Inc.	5,032,931
50,477	MS&AD Insurance Group Holdings, Inc.	1,644,680
5,767	Murata Manufacturing Co. Ltd.	773,193
68,218	Nagoya Railroad Co. Ltd.	313,336
394,469	NEC Corp.	980,245
11,903	NGK Insulators Ltd.	254,248
10,255	NGK Spark Plug Co. Ltd.	221,807
16,058	NH Foods Ltd.	456,660
16,471	NHK Spring Co. Ltd.	183,668
5,496	Nidec Corp.	503,894
31,367	Nikon Corp.	447,417
2,072	Nintendo Co. Ltd.	521,299
50,063	Nippon Electric Glass Co. Ltd.	310,339
96,462	Nippon Express Co. Ltd.	529,602
20,275	Nippon Paper Industries Co. Ltd.	383,237
26,447	Nippon Sheet Glass Co. Ltd.(a)	205,702
84,661	Nippon Steel & Sumitomo Metal Corp.	1,906,714
27,872	Nippon Telegraph & Telephone Corp.	1,192,443
370,579	Nippon Yusen Kabushiki Kaisha(a)	744,682
280,969	Nissan Motor Co. Ltd.	2,668,033
16,688	Nisshin Seifun Group, Inc.	255,852
13,226	Nisshin Steel Co. Ltd.	161,602
1,823	Nitori Holdings Co. Ltd.	237,299
6,560	Nitto Denko Corp.	493,692
10,370	NOK Corp.	246,621
242,268	Nomura Holdings, Inc.	1,453,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
13,873	Nomura Real Estate Holdings, Inc.	$234,349
29,430	NSK Ltd.	401,306
47,954	NTN Corp.	243,921
8,356	NTT Data Corp.	387,553
85,771	NTT DoCoMo, Inc.	2,068,291
57,477	Obayashi Corp.	557,393
15,207	Odakyu Electric Railway Co. Ltd.	294,945
99,193	OJI Holdings Corp.	479,636
11,097	Olympus Corp.	427,076
9,590	OMRON Corp.	401,340
11,548	Ono Pharmaceutical Co. Ltd.	237,963
4,714	Oriental Land Co. Ltd.	270,652
86,261	ORIX Corp.	1,316,318
214,422	Osaka Gas Co. Ltd.	802,712
20,366	Otsuka Holdings Co. Ltd.	936,723
234,690	Panasonic Corp.	2,801,247
28,792	Rakuten, Inc.	294,713
9,710	Recruit Holdings Co. Ltd.	490,422
32,432	Rengo Co. Ltd.	196,099
199,623	Resona Holdings, Inc.	1,109,952
114,999	Ricoh Co. Ltd.	957,379
4,877	Rohm Co. Ltd.	342,138
14,527	Santen Pharmaceutical Co. Ltd.	204,215
14,498	SBI Holdings, Inc.	200,946
8,648	Secom Co. Ltd.	627,323
14,619	Sega Sammy Holdings, Inc.	196,328
12,864	Seibu Holdings, Inc.	224,575
16,366	Seiko Epson Corp.	334,749
18,289	Seino Holdings Co. Ltd.	211,816
26,171	Sekisui Chemical Co. Ltd.	439,040
51,173	Sekisui House Ltd.	849,058
60,649	Seven & i Holdings Co. Ltd.	2,562,634
65,283	Sharp Corp.(a)(b)	235,433
22,966	Shikoku Electric Power Co., Inc.(b)	275,872
1,812	Shimano, Inc.	276,831
41,149	Shimizu Corp.	394,620
15,939	Shin-Etsu Chemical Co. Ltd.	1,384,707
112,077	Shinsei Bank Ltd.	209,133
7,560	Shionogi & Co. Ltd.	388,817
18,095	Shiseido Co. Ltd.	489,589
39,733	Shizuoka Bank Ltd. (The)	335,059
19,001	Showa Denko K.K.(a)	362,736
41,373	Showa Shell Sekiyu K.K.	399,737
1,719	SMC Corp.	484,071
43,844	SoftBank Group Corp.	3,320,454
245,078	Sojitz Corp.	622,204
34,855	Sompo Holdings, Inc.	1,315,153
95,313	Sony Corp.	3,214,152
14,303	Sony Financial Holdings, Inc.	237,635
7,449	Stanley Electric Co. Ltd.	217,850
32,224	Subaru Corp.	1,217,614
164,615	Sumitomo Chemical Co. Ltd.	928,885
139,149	Sumitomo Corp.	1,858,108
74,112	Sumitomo Electric Industries Ltd.	1,207,719
17,108	Sumitomo Forestry Co. Ltd.	261,677
43,636	Sumitomo Heavy Industries Ltd.	304,164

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
43,060	Sumitomo Metal Mining Co. Ltd.	$583,881
141,264	Sumitomo Mitsui Financial Group, Inc.	5,226,274
39,076	Sumitomo Mitsui Trust Holdings, Inc.	1,338,056
22,624	Sumitomo Realty & Development Co. Ltd.	610,099
20,516	Sumitomo Rubber Industries Ltd.	368,835
6,513	Suntory Beverage & Food Ltd.	291,265
9,099	Suzuken Co. Ltd.	300,797
27,173	Suzuki Motor Corp.	1,134,016
62,553	T&D Holdings, Inc.	927,885
110,052	Taiheiyo Cement Corp.	366,281
75,242	Taisei Corp.	573,748
34,076	Takashimaya Co. Ltd.	313,645
49,084	Takeda Pharmaceutical Co. Ltd.	2,352,263
8,284	TDK Corp.	512,780
17,655	Teijin Ltd.	341,950
10,827	Terumo Corp.	394,830
73,412	Tobu Railway Co., Ltd.	372,098
34,560	Toho Gas Co. Ltd.	247,101
48,981	Tohoku Electric Power Co., Inc.	652,963
53,954	Tokio Marine Holdings, Inc.	2,271,034
555,305	Tokyo Electric Power Co. Holdings, Inc.(a)	2,157,056
5,076	Tokyo Electron Ltd.	590,386
256,254	Tokyo Gas Co. Ltd.	1,189,660
70,685	Tokyu Corp.	506,025
53,628	Tokyu Fudosan Holdings Corp.	292,508
57,030	Toppan Printing Co. Ltd.	573,523
108,628	Toray Industries, Inc.	960,959
961,299	Toshiba Corp.(a)	1,943,813
41,776	Tosoh Corp.	392,388
6,544	TOTO Ltd.	249,796
17,148	Toyo Seikan Group Holdings Ltd.	286,902
5,253	Toyo Suisan Kaisha Ltd.	196,982
7,946	Toyoda Gosei Co. Ltd.	210,786
14,471	Toyota Industries Corp.	719,201
240,178	Toyota Motor Corp.	13,003,268
26,625	Toyota Tsusho Corp.	839,570
127,958	Ube Industries Ltd.	297,310
10,892	Unicharm Corp.	264,654
15,585	West Japan Railway Co.	1,040,771
39,400	Yahoo! Japan Corp.	168,600
91,892	Yamada Denki Co. Ltd.	482,254
19,494	Yamaguchi Financial Group, Inc.	215,803
8,030	Yamaha Corp.	222,595
20,898	Yamaha Motor Co. Ltd.	495,125
28,234	Yamato Holdings Co. Ltd.	610,044
11,002	Yamazaki Baking Co. Ltd.	231,844
9,800	Yaskawa Electric Corp.	187,173
12,500	Yokogawa Electric Corp.	192,989
10,966	Yokohama Rubber Co. Ltd. (The)	214,952

		223,527,741

	Jersey Island—0.0%
2,312	Randgold Resources Ltd.	203,548

	Luxembourg—0.3%
222,598	ArcelorMittal SA(a)	1,755,689
3,661	RTL Group SA	283,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Luxembourg (continued)
26,142	SES SA FDR	$571,481
27,959	Tenaris SA	437,813

		3,048,633

	Macau—0.0%
121,600	Wynn Macau Ltd.(a)	267,354

	Netherlands—4.3%
23,768	ABN AMRO Group NV CVA(c)	623,760
397,824	Aegon NV	2,026,991
16,371	Akzo Nobel NV(b)	1,431,167
7,381	Altice NV, Class A(a)	183,296
2,383	Altice NV, Class B(a)	59,243
5,407	ASML Holding NV	714,503
8,476	ASR Nederland NV(a)	250,639
7,910	Boskalis Westminster NV(b)	290,838
13,588	Fugro NV CVA(a)	200,347
3,559	Gemalto NV	199,282
7,242	Heineken Holding NV	606,526
9,674	Heineken NV(b)	862,249
332,862	ING Groep NV	5,417,114
80,183	Koninklijke Ahold Delhaize NV	1,660,736
35,654	Koninklijke BAM Groep NV	200,572
12,320	Koninklijke DSM NV	881,020
348,108	Koninklijke KPN NV	1,006,436
65,713	Koninklijke Philips NV	2,276,980
41,265	NN Group NV	1,367,837
45,005	PostNL NV	222,840
8,517	Randstad Holding NV	507,413
536,873	Royal Dutch Shell PLC, Class A	13,908,951
459,654	Royal Dutch Shell PLC, Class B	12,205,751
12,470	Wolters Kluwer NV	529,453

		47,633,944

	New Zealand—0.1%
58,810	Fletcher Building Ltd.	345,215
152,725	Spark New Zealand Ltd.	387,433

		732,648

	Norway—0.7%
76,112	DNB ASA	1,191,457
14,462	Gjensidige Forsikring ASA	222,674
25,041	Marine Harvest ASA	417,423
97,192	Norsk Hydro ASA	555,934
47,998	Orkla ASA	435,633
173,507	Statoil ASA	2,870,010
56,757	Storebrand ASA	375,001
65,526	Telenor ASA	1,061,695
19,175	Yara International ASA	714,488

		7,844,315

	Portugal—0.2%
318,150	EDP-Energias de Portugal SA	1,049,742
41,305	Galp Energia SGPS SA	641,851
13,524	Jeronimo Martins SGPS SA	248,149

		1,939,742

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore—0.9%
123,188	Ascendas Real Estate Investment Trust REIT	$225,629
183,615	CapitaLand Ltd.(a)	493,949
156,961	CapitaLand Mall Trust REIT	221,230
41,668	City Developments Ltd.	321,670
146,558	ComfortDelGro Corp. Ltd.	287,307
125,420	DBS Group Holdings Ltd.	1,736,336
278,499	Genting Singapore PLC	222,169
9,509	Jardine Cycle & Carriage Ltd.	321,321
131,087	Keppel Corp. Ltd.	610,558
177,894	Oversea-Chinese Banking Corp. Ltd.	1,247,307
121,072	Sembcorp Industries Ltd.	262,465
43,670	Singapore Airlines Ltd.	320,253
136,113	Singapore Press Holdings Ltd.	337,921
91,893	Singapore Technologies Engineering Ltd.	249,177
479,281	Singapore Telecommunications Ltd.	1,282,472
88,691	United Overseas Bank Ltd.	1,383,318
200,224	Wilmar International Ltd.	508,546

		10,031,628

	South Africa—0.1%
46,372	Investec PLC	342,864
18,304	Mondi PLC	473,853

		816,717

	South Korea—4.1%
641	CJ CheilJedang Corp.	192,092
119	CJ CheilJedang Corp. (Preference Shares)	16,053
1,934	CJ Corp.	317,829
3,407	Daelim Industrial Co. Ltd.	240,427
4,481	Dongbu Insurance Co. Ltd.	267,781
13,479	Doosan Heavy Industries & Construction Co. Ltd.	275,408
30,094	Doosan Infracore Co. Ltd.(a)	249,659
2,185	E-Mart, Inc.	441,647
5,377	GS Holdings Corp.	280,215
29,028	Hana Financial Group, Inc.	999,998
4,986	Hankook Tire Co. Ltd.	258,085
7,903	Hanwha Corp.	277,463
2,593	Hyosung Corp.	328,141
9,203	Hyundai Engineering & Construction Co. Ltd.	392,658
1,524	Hyundai Glovis Co. Ltd.	194,200
5,755	Hyundai Heavy Industries Co. Ltd.(a)	834,498
10,519	Hyundai Marine & Fire Insurance Co. Ltd.	339,263
4,924	Hyundai Mobis Co. Ltd.	960,654
13,192	Hyundai Motor Co.	1,669,433
2,129	Hyundai Motor Co. (Preference Shares)	172,692
3,334	Hyundai Motor Co. (2nd Preference Shares)	290,945
9,632	Hyundai Steel Co.	464,713
44,378	Industrial Bank of Korea	487,499
39,215	KB Financial Group, Inc.	1,726,577
30,084	Kia Motors Corp.	921,370
44,162	Korea Electric Power Corp.	1,760,038
6,616	Korea Gas Corp.(a)	270,943
547	Korea Zinc Co. Ltd.	204,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
13,951	Korean Air Lines Co. Ltd.(a)	$375,778
8,140	KT Corp.	230,344
5,805	KT&G Corp.	517,803
27,331	Kumho Tire Co., Inc.(a)	193,351
3,101	LG Chem Ltd.	746,704
520	LG Chem Ltd. (Preference Shares)	83,171
6,598	LG Corp.	391,972
34,744	LG Display Co. Ltd.	897,683
19,161	LG Electronics, Inc.	1,163,569
3,240	LG Electronics, Inc. (Preference Shares)	83,570
24,327	LG Uplus Corp.	308,924
826	Lotte Chemical Corp.	248,257
1,799	Lotte Shopping Co. Ltd.	415,008
10,587	POSCO	2,488,815
3,320	Samsung C&T Corp.	360,330
5,332	Samsung Electro-Mechanics Co. Ltd.	342,534
6,146	Samsung Electronics Co. Ltd.	12,050,027
1,052	Samsung Electronics Co. Ltd. (Preference Shares)	1,620,666
2,614	Samsung Fire & Marine Insurance Co. Ltd.	615,653
213	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)	33,600
32,004	Samsung Heavy Industries Co. Ltd.(a)	303,755
6,485	Samsung Life Insurance Co. Ltd.	624,051
3,609	Samsung SDI Co. Ltd.	436,099
33,147	Shinhan Financial Group Co. Ltd.	1,385,130
1,364	SK Holdings Co. Ltd.	290,685
27,064	SK Hynix, Inc.	1,284,345
9,053	SK Innovation Co. Ltd.	1,360,456
2,305	SK Telecom Co. Ltd.	485,146
4,272	S-Oil Corp.	374,302
47,992	Woori Bank	630,530

		45,177,081

	Spain—4.4%
47,057	Abertis Infraestructuras SA	827,570
3,398	Acciona SA	280,257
31,450	ACS Actividades de Construccion y Servicios SA	1,165,441
2,232	Aena SA(c)	393,747
11,226	Amadeus IT Group SA	605,115
606,805	Banco Bilbao Vizcaya Argentaria SA	4,856,074
567,283	Banco de Sabadell SA	1,090,934
948,020	Banco Popular Espanol SA(a)(b)	664,831
2,448,073	Banco Santander SA	15,960,316
428,996	Bankia SA	520,411
37,129	Bankinter SA	326,809
346,479	CaixaBank SA	1,572,956
85,409	Distribuidora Internacional de Alimentacion SA	508,278
16,054	Enagas SA	422,190
65,907	Endesa SA	1,552,731
36,834	Ferrovial SA	783,556
39,071	Gas Natural SDG SA	883,262
9,300	Grifols SA	249,687
7,336	Grifols SA (Preference Shares), Class B	156,535
467,255	Iberdrola SA	3,359,211

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
27,231	Industria de Diseno Textil SA	$1,044,089
152,979	Mapfre SA	533,743
52,571	Obrascon Huarte Lain SA(b)	230,134
25,717	Red Electrica Corp. SA	501,281
204,845	Repsol SA	3,242,263
654,787	Telefonica SA	7,240,821

		48,972,242

	Sweden—2.2%
16,793	Alfa Laval AB(b)	344,591
28,331	ASSA ABLOY AB, Class B	613,986
23,414	Atlas Copco AB, Class A	875,764
14,845	Atlas Copco AB, Class B	493,895
12,347	Boliden AB	353,058
17,751	Electrolux AB, Series B	527,430
14,860	Getinge AB, Class B	290,494
55,245	Hennes & Mauritz AB, Class B	1,368,834
6,929	Hexagon AB, Class B	301,815
6,084	ICA Gruppen AB(b)	207,775
9,185	Industrivarden AB, Class A	228,723
7,250	Industrivarden AB, Class C	168,666
346	NCC AB, Class A	9,202
7,351	NCC AB, Class B	195,505
250,299	Nordea Bank AB	3,081,108
65,169	Sandvik AB(b)	1,046,555
24,524	Securitas AB, Class B	405,465
105,848	Skandinaviska Enskilda Banken AB, Class A	1,219,282
1,505	Skandinaviska Enskilda Banken AB, Class C	17,319
29,085	Skanska AB, Class B	696,019
31,618	SKF AB, Class B	694,862
21,208	SSAB AB, Class A(a)	92,498
50,035	SSAB AB, Class B(a)	177,825
29,906	Svenska Cellulosa AB (SCA), Class B	990,922
97,121	Svenska Handelsbanken AB, Class A(b)	1,378,700
2,342	Svenska Handelsbanken AB, Class B	33,008
70,345	Swedbank AB, Class A	1,667,504
8,932	Swedish Match AB	294,748
46,926	Tele2 AB, Class B	472,715
406,636	Telefonaktiebolaget LM Ericsson, Class B(b)	2,622,184
363,173	Telia Co. AB	1,480,614
11,758	Trelleborg AB, Class B(b)	276,462
124,073	Volvo AB, Class B	2,030,331

		24,657,859

	Switzerland—6.2%
120,941	ABB Ltd.	2,959,589
799	Actelion Ltd.(a)	226,147
13,095	Adecco Group AG	972,144
9,367	Aryzta AG	304,031
4,243	Baloise Holding AG	621,883
2	Chocoladefabriken Lindt & Spruengli AG	132,824
23	Chocoladefabriken Lindt & Spruengli AG-PC	129,273
15,838	Clariant AG	320,594
10,302	Coca-Cola HBC AG	285,490

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
20,612	Compagnie Financiere Richemont SA	$1,721,722
224,658	Credit Suisse Group AG	3,414,612
1,919	Dufry AG(a)	314,227
816	Geberit AG	371,502
238	Georg Fischer AG	224,264
322	Givaudan SA	620,095
1,415,814	Glencore PLC(a)	5,561,984
533	Helvetia Holding AG(a)	295,829
8,204	Julius Baer Group Ltd.	427,322
2,885	Kuehne + Nagel International AG	435,887
31,095	LafargeHolcim Ltd.	1,761,774
1,678	Lonza Group AG	343,034
144,331	Nestle SA	11,113,538
119,138	Novartis AG	9,161,700
28,429	Roche Holding AG	7,433,893
1,098	Roche Holding AG-BR	287,336
606	Schindler Holding AG	120,293
1,182	Schindler Holding AG-PC	241,399
209	SGS SA	470,090
58	Sika AG-BR	369,983
1,430	Sonova Holding AG	211,315
29,431	STMicroelectronics NV	475,926
2,736	Swatch Group AG (The)	212,185
1,716	Swatch Group AG (The)-BR	686,607
3,293	Swiss Life Holding AG	1,071,147
3,935	Swiss Prime Site AG	340,945
37,823	Swiss RE AG	3,290,443
1,715	Swisscom AG	747,712
3,502	Syngenta AG(a)	1,626,726
223,142	UBS Group AG	3,810,753
17,590	Wolseley PLC	1,116,006
17,630	Zurich Insurance Group AG	4,877,495

		69,109,719

	United Kingdom—15.5%
48,898	3i Group PLC	501,982
86,262	Aberdeen Asset Management PLC	311,368
12,492	Admiral Group PLC	325,008
20,528	Aggreko PLC	235,703
66,210	Amec Foster Wheeler PLC	465,129
116,209	Anglo American PLC(a)	1,663,571
15,138	Ashtead Group PLC	319,428
16,790	Associated British Foods PLC	610,390
82,342	AstraZeneca PLC	4,940,326
453,621	Aviva PLC	3,078,144
17,630	Babcock International Group PLC	205,051
230,522	BAE Systems PLC	1,869,951
84,655	Balfour Beatty PLC	319,586
2,035,263	Barclays PLC	5,588,799
63,016	Barratt Developments PLC	472,449
50,886	BBA Aviation PLC	204,940
36,736	Beazley PLC	209,025
6,223	Bellway PLC	229,132
9,957	Berkeley Group Holdings PLC (The)	419,691
90,325	Booker Group PLC	226,704
3,014,432	BP PLC	17,257,149
74,907	British American Tobacco PLC	5,053,904

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
79,827	British Land Co. PLC (The) REIT	$678,008
672,328	BT Group PLC	2,650,789
15,390	Bunzl PLC	479,452
18,612	Burberry Group PLC	388,639
67,963	Capita PLC	488,875
102,601	Carillion PLC	295,347
739,965	Centrica PLC	1,894,555
9,781	Close Brothers Group PLC	214,109
94,908	CNH Industrial NV, Class A	1,046,936
231,330	Cobham PLC	396,550
72,321	Compass Group PLC	1,457,747
5,533	Croda International PLC	269,439
80,482	CYBG PLC(a)	292,587
5,848	DCC PLC	539,445
6,388	Derwent London PLC REIT	243,306
96,864	Diageo PLC	2,815,264
193,377	Direct Line Insurance Group PLC	873,634
81,887	Dixons Carphone PLC	355,433
61,324	Drax Group PLC	256,261
55,661	DS Smith PLC	310,729
25,748	easyJet PLC	389,078
29,921	Experian PLC	642,204
220,494	Fiat Chrysler Automobiles NV(a)	2,494,711
132,517	FirstGroup PLC(a)	234,021
143,952	G4S PLC	568,212
131,547	GKN PLC	610,808
342,555	GlaxoSmithKline PLC	6,869,297
31,017	Greene King PLC	301,363
54,332	Hammerson PLC REIT	412,966
104,539	Hays PLC	231,543
66,053	Henderson Group PLC	197,233
21,575	Hiscox Ltd.	315,971
1,905,048	HSBC Holdings PLC	15,687,532
28,372	IG Group Holdings PLC	199,499
17,024	IMI PLC	281,697
55,045	Imperial Brands PLC	2,693,331
42,350	Inchcape PLC	468,183
32,490	Informa PLC	269,858
36,167	Inmarsat PLC	382,517
10,291	InterContinental Hotels Group PLC	545,341
26,836	Intermediate Capital Group PLC	271,156
79,309	International Consolidated Airlines Group SA	574,594
4,676	Intertek Group PLC	245,976
86,431	Intu Properties PLC REIT	308,288
219,598	ITV PLC	596,620
349,912	J Sainsbury PLC	1,246,732
27,846	John Wood Group PLC	273,616
19,097	Johnson Matthey PLC	736,014
256,170	Kingfisher PLC	1,131,136
21,077	Lancashire Holdings Ltd.	186,107
64,469	Land Securities Group PLC REIT	922,479
708,606	Legal & General Group PLC	2,256,144
4,835,814	Lloyds Banking Group PLC	4,329,383
7,870	London Stock Exchange Group PLC	344,451
145,190	Man Group PLC	288,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
248,400	Marks & Spencer Group PLC	$1,178,133
64,645	Meggitt PLC	386,809
310,724	National Grid PLC	4,019,991
33,291	Nex Group PLC	265,097
11,692	Next PLC	651,197
516,500	Old Mutual PLC	1,296,350
126,665	Pearson PLC	1,047,147
27,000	Pennon Group PLC	299,361
12,988	Persimmon PLC(a)	391,515
26,508	Petrofac Ltd.	279,330
44,352	Phoenix Group Holdings	424,041
7,361	Provident Financial PLC	305,126
174,666	Prudential PLC	3,877,716
21,055	Reckitt Benckiser Group PLC	1,937,029
25,794	RELX NV	498,709
28,909	RELX PLC	585,700
63,090	Rentokil Initial PLC	203,240
29,121	Rio Tinto Ltd.	1,316,270
84,521	Rio Tinto PLC	3,348,267
144,309	Rolls-Royce Holdings PLC	1,516,002
10,245,939	Rolls-Royce Holdings PLC Entitlement(a)	13,256
410,134	Royal Bank of Scotland Group PLC(a)	1,408,241
132,128	Royal Mail PLC	688,036
89,518	RSA Insurance Group PLC	690,251
41,786	Sage Group PLC (The)	362,206
4,915	Schroders PLC	202,654
352,422	Seadrill Ltd.(a)(b)	242,106
47,124	Segro PLC REIT	296,115
15,781	Severn Trent PLC	474,687
59,468	Sky PLC	763,212
33,981	Smith & Nephew PLC	558,329
24,177	Smiths Group PLC	512,975
119,854	SSE PLC	2,156,900
21,879	St. James’s Place PLC	324,952
364,963	Standard Chartered PLC(a)	3,405,296
250,508	Standard Life PLC	1,179,380
28,233	Subsea 7 SA	467,996
35,948	Tate & Lyle PLC	351,831
166,832	Taylor Wimpey PLC	431,678
1,449,010	Tesco PLC(a)	3,435,308
266,647	Thomas Cook Group PLC	329,968
23,446	Travis Perkins PLC	488,669
89,274	Tullow Oil PLC(a)	242,431
72,662	Unilever NV CVA	3,809,486
52,653	Unilever PLC	2,705,719
49,944	United Utilities Group PLC	629,027
3,751,018	Vodafone Group PLC	9,659,655
11,727	Weir Group PLC (The)	302,071
8,628	Whitbread PLC	450,406
80,730	William Hill PLC	306,544
328,550	WM Morrison Supermarkets PLC	1,019,722
64,004	WPP PLC	1,368,769

		171,066,211

	United States—0.2%
8,191	Carnival PLC	505,058
6,611	Qiagen NV	197,614

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
11,692	Shire PLC	$686,290
19,250	Sims Metal Management Ltd.	177,072
17,437	Thomson Reuters Corp.	791,061
44,747	Valeant Pharmaceuticals International, Inc.(a)	413,991

		2,771,086

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $1,058,486,545)—100.0%	1,106,882,644

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.4%
26,155,162	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $26,155,162)	26,155,162

	Total Investments (Cost $1,084,641,707)—102.4%	1,133,037,806
	Other assets less liabilities—(2.4)%	(26,137,867)

	Net Assets—100.0%	$1,106,899,939

Investment Abbreviations:

BR—Bearer Shares

FDR—Fiduciary Depositary Receipt

CVA—Dutch Certificates

PC—Participation Certificate

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $3,291,999, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	23.6
Consumer Discretionary	18.8
Materials	10.9
Financials	10.1
Information Technology	8.8
Consumer Staples	7.8
Real Estate	7.5
Health Care	5.0
Energy	3.9
Utilities	2.3
Telecommunication Services	1.1
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—5.2%
34,579	Abacus Property Group REIT	$89,217
39,778	Adelaide Brighton Ltd.	176,108
49,235	ALS Ltd.	230,127
66,566	Alumina Ltd.	91,598
10,870	Ansell Ltd.	193,473
53,074	Ardent Leisure Group	80,573
13,549	Aristocrat Leisure Ltd.	199,005
166,281	AusNet Services	217,618
43,968	Australian Agricultural Co. Ltd.(a)	56,720
66,506	Australian Pharmaceutical Industries Ltd.	110,912
52,877	Automotive Holdings Group Ltd.	147,499
18,578	Aveo Group	43,765
110,011	AWE Ltd.(a)	37,434
168,482	Beach Energy Ltd.	92,609
11,476	Bega Cheese Ltd.	51,494
7,390	Breville Group Ltd.	59,135
5,645	Brickworks Ltd.	62,184
9,188	BT Investment Management Ltd.	82,043
32,112	BWP Trust REIT	70,124
9,706	carsales.com Ltd.	85,216
21,651	Charter Hall Group REIT	90,269
29,027	Charter Hall Retail REIT	97,034
106,182	Cleanaway Waste Management Ltd.	100,848
1,891	Cochlear Ltd.	197,816
136,703	Cromwell Property Group REIT	99,166
54,641	CSR Ltd.	200,230
29,246	DuluxGroup Ltd.	148,071
14,156	Elders Ltd.(a)	47,110
25,167	Evolution Mining Ltd.	43,100

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
285,030	Fairfax Media Ltd.	$225,949
33,172	FlexiGroup Ltd.	57,802
6,656	Flight Centre Travel Group Ltd.	156,548
26,479	G8 Education Ltd.	73,269
62,370	Genworth Mortgage Insurance Australia Ltd.	153,457
9,944	GUD Holdings Ltd.	92,512
33,742	GWA Group Ltd.	78,730
41,795	Harvey Norman Holdings Ltd.	130,964
109,214	Healthscope Ltd.	180,503
37,530	Investa Office Fund REIT	133,317
6,747	InvoCare Ltd.	73,617
30,537	IOOF Holdings Ltd.	201,423
7,127	IRESS Ltd.	66,358
9,922	JB Hi-Fi Ltd.	183,204
6,333	McMillan Shakespeare Ltd.	64,080
15,552	Mineral Resources Ltd.	124,331
15,764	Monadelphous Group Ltd.	147,246
200,716	Myer Holdings Ltd.	166,617
25,430	Navitas Ltd.	87,292
16,126	NIB Holdings Ltd.	72,359
102,425	Nine Entertainment Co. Holdings Ltd.	94,216
13,958	Northern Star Resources Ltd.	44,677
15,168	Nufarm Ltd.	115,362
32,899	OceanaGold Corp.	107,073
80,094	Orora Ltd.	180,294
33,401	OZ Minerals Ltd.	176,851
12,176	Pact Group Holdings Ltd.	64,196
3,015	Perpetual Ltd.	119,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
169,875	Perseus Mining Ltd.(a)	$36,842
12,721	Platinum Asset Management Ltd.	44,332
7,097	Premier Investments Ltd.	69,634
91,580	Primary Health Care Ltd.	232,175
47,233	Programmed Maintenance Services Ltd.	60,756
57,153	Qube Holdings Ltd.	112,411
1,036	REA Group Ltd.	47,641
19,599	Regis Resources Ltd.	47,929
30,855	Resolute Mining Ltd.	28,036
9,600	Retail Food Group Ltd.	39,199
8,656	Sandfire Resources NL	37,481
14,036	Seek Ltd.	178,866
13,810	Seven Group Holdings Ltd.	114,535
175,924	Seven West Media Ltd.	97,358
53,859	Shopping Centres Australasia Property Group REIT	93,043
137,459	Sigma Pharmaceuticals Ltd.	128,498
106,741	Southern Cross Media Group Ltd.	102,976
215,215	Spotless Group Holdings Ltd.	173,824
68,499	Star Entertainment Group Ltd. (The)	285,334
16,646	Super Retail Group Ltd.	117,640
49,273	Sydney Airport	253,888
12,792	Tassal Group Ltd.	42,667
13,175	TPG Telecom Ltd.	58,132
25,158	Treasury Wine Estates Ltd.	225,773
112,977	Virgin Australia Holdings Ltd.(a)	0
5,914	Washington H Soul Pattinson & Co. Ltd.	83,325
31,548	Western Areas Ltd.(a)	52,377
70,916	Whitehaven Coal Ltd.(a)	145,315

		9,481,739

	Austria—1.0%
1,573	ams AG	101,132
7,377	BUWOG AG	199,143
6,146	CA Immobilien Anlagen AG	134,623
507	Lenzing AG	94,519
3,873	Oesterreichische Post AG(a)	164,377
1,050	Porr AG	37,561
2,739	RHI AG	79,785
847	Schoeller-Bleckmann Oilfield Equipment AG	59,159
7,747	Telekom Austria AG	54,387
23,853	UNIQA Insurance Group AG	199,070
9,266	Verbund AG	153,876
8,939	Vienna Insurance Group AG Wiener Versicherung Gruppe	231,721
12,947	Wienerberger AG	303,121
3,434	Zumtobel Group AG	71,611

		1,884,085

	Belgium—1.7%
1,774	Ackermans & van Haaren NV	290,156
616	Aedifica SA REIT	48,404
38,079	AGFA-Gevaert NV(a)	193,149
818	Barco NV	80,534
2,068	Befimmo SA REIT	120,592
4,324	Bekaert SA NV	217,656
9,430	bpost SA	225,913

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Belgium (continued)
2,045	Cofinimmo SA REIT	$247,409
674	Compagnie d’Entreprises CFE SA	98,276
3,266	D’Ieteren SA/NV	159,260
3,672	Econocom Group SA	59,040
2,844	Elia System Operator SA	150,823
15,734	Euronav NV	124,766
925	Gimv NV	56,408
564	Melexis NV	46,990
24,831	Nyrstar NV(a)(b)	140,579
4,044	Ontex Group NV	134,886
4,709	Orange Belgium SA(a)	98,199
990	Sofina SA	142,034
4,001	Telenet Group Holding NV(a)	242,940
2,231	Tessenderlo Chemie NV(a)	91,493
742	Warehouses De Pauw CVA REIT	70,975

		3,040,482

	Cambodia—0.0%
163,440	NagaCorp Ltd.	90,572

	Canada—7.9%
11,064	Advantage Oil & Gas Ltd.(a)	69,509
10,973	Aecon Group, Inc.	129,930
18,059	Aimia, Inc.	120,719
17,969	Air Canada(a)	170,714
12,744	Alamos Gold, Inc., Class A	91,062
18,106	Algonquin Power & Utilities Corp.	171,221
7,105	Allied Properties Real Estate Investment Trust REIT	190,343
7,179	Amaya, Inc.(a)	127,324
24,075	Artis Real Estate Investment Trust REIT	239,112
68,080	Athabasca Oil Corp.(a)(b)	68,712
6,209	ATS Automation Tooling Systems, Inc.(a)	59,125
4,082	AutoCanada, Inc.	70,098
28,384	B2Gold Corp.(a)	71,204
12,262	Birchcliff Energy Ltd.	62,866
5,013	Boardwalk Real Estate Investment Trust REIT	168,835
4,361	Bonterra Energy Corp.	61,749
15,728	CAE, Inc.	239,837
13,783	Canadian Energy Services & Technology Corp.	65,019
6,662	Canadian Real Estate Investment Trust REIT	240,598
8,070	Canadian Western Bank	158,355
10,651	Canfor Corp.(a)	159,691
8,848	Cascades, Inc.	106,386
862	CCL Industries, Inc., Class B	199,219
25,878	Centerra Gold, Inc.	133,431
12,982	Chartwell Retirement Residences	147,546
4,470	Cineplex, Inc.	175,655
1,073	Cogeco Communications, Inc.	61,297
1,545	Colliers International Group, Inc.	75,527
280	Constellation Software, Inc.	127,852
11,537	Corus Entertainment, Inc., Class B	113,066
13,020	Cott Corp.	171,023
17,474	Crew Energy, Inc.(a)	52,526
8,372	Detour Gold Corp.(a)	105,622
12,444	DH Corp.	231,078

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
1,850	Dollarama, Inc.	$161,687
11,818	Dominion Diamond Corp.	143,393
2,494	Dorel Industries, Inc., Class B	59,828
45,641	ECN Capital Corp.	124,175
67,695	Eldorado Gold Corp.	247,055
18,539	Element Fleet Management Corp.	162,570
3,245	Emera, Inc.(b)	112,138
3,508	Enbridge Income Fund Holdings, Inc.(b)	85,949
6,223	Enercare, Inc.	98,672
8,496	Enerflex Ltd.	119,552
24,518	Ensign Energy Services, Inc.	136,102
37,100	Entertainment One Ltd.	118,699
14,513	Extendicare, Inc.(b)	106,037
8,510	First Capital Realty, Inc.	123,483
5,364	First Majestic Silver Corp.(a)(b)	43,546
1,192	FirstService Corp.	74,059
4,952	Genworth MI Canada, Inc.(b)	122,777
3,913	Granite Real Estate Investment Trust REIT	140,116
8,566	Home Capital Group, Inc.	50,370
16,786	HudBay Minerals, Inc.	100,056
42,549	IAMGOLD Corp.(a)	175,511
7,515	Innergex Renewable Energy, Inc.	76,618
13,632	Ivanhoe Mines Ltd., Class A(a)	47,756
6,306	Jean Coutu Group (PJC), Inc. (The), Class A	103,032
34,708	Just Energy Group, Inc.	211,705
3,731	Laurentian Bank of Canada	152,373
4,696	Linamar Corp.	199,339
2,744	MacDonald Dettwiler & Associates Ltd.	135,263
5,347	Maple Leaf Foods, Inc.	133,626
17,520	Martinrea International, Inc.	133,517
23,311	MEG Energy Corp.(a)	105,362
13,813	Mullen Group Ltd.	151,233
33,213	Nevsun Resources Ltd.	73,602
2,376	New Flyer Industries, Inc.	88,364
61,457	New Gold, Inc.(a)	173,948
3,274	Norbord, Inc.	101,192
4,967	North West Co., Inc. (The)	116,973
7,293	Northland Power, Inc.(b)	128,706
5,788	Northview Apartment Real Estate Investment Trust REIT	96,304
10,398	NuVista Energy Ltd.(a)	46,769
6,289	Open Text Corp.	217,698
6,033	Pan American Silver Corp.	100,999
11,286	Parkland Fuel Corp.	245,150
5,150	Pason Systems, Inc.	76,348
172,045	Pengrowth Energy Corp.(a)(b)	164,835
9,284	Peyto Exploration & Development Corp.(b)	168,664
6,089	Prairiesky Royalty Ltd.(b)	132,486
45,602	Precision Drilling Corp.(a)	181,101
1,232	Premium Brands Holdings Corp.	76,985
8,338	Quebecor, Inc., Class B	254,110
7,373	Raging River Exploration, Inc.(a)	42,977
3,064	Restaurant Brands International, Inc.	171,699
3,411	Ritchie Bros Auctioneers, Inc.	111,663
10,175	Russel Metals, Inc.	194,823
10,175	Secure Energy Services, Inc.	66,156

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
16,816	SEMAFO, Inc.(a)	$38,618
4,699	Seven Generations Energy Ltd., Class A(a)	83,065
5,473	ShawCor Ltd.	137,095
9,331	Smart Real Estate Investment Trust REIT	220,838
5,030	Stantec, Inc.	128,868
1,802	Stella-Jones, Inc.	56,987
23,535	Superior Plus Corp.	224,971
8,631	TFI International, Inc.	187,606
2,705	TMX Group Ltd.	152,570
11,837	TORC Oil & Gas Ltd.	51,424
3,486	Toromont Industries Ltd.	123,806
5,374	TransAlta Renewables, Inc.	61,275
9,717	Transcontinental, Inc., Class A	173,048
60,629	Turquoise Hill Resources Ltd.(a)	164,953
15,752	Veresen, Inc.	175,457
3,004	Waste Connections, Inc.	275,903
4,513	West Fraser Timber Co. Ltd.	202,463
4,636	Westshore Terminals Investment Corp.	80,934
23,037	Whitecap Resources, Inc.(b)	162,757
1,439	Winpak Ltd.	61,399
7,178	WSP Global, Inc.	261,071

		14,448,510

	China—1.0%
16,519	AAC Technologies Holdings, Inc.	242,553
57,007	CapitaLand Retail China Trust REIT	64,850
33,969	China Gold International Resources Corp. Ltd.(a)(b)	50,433
118,937	China Harmony New Energy Auto Holding Ltd.	44,501
284,022	China Travel International Investment Hong Kong Ltd.	82,166
143,935	FIH Mobile Ltd.	49,412
28,487	Minth Group Ltd.	105,853
172,254	MMG Ltd.(a)	58,913
39,630	Nexteer Automotive Group Ltd.	61,757
469,598	Shougang Fushan Resources Group Ltd.	86,341
613,963	Shui On Land Ltd.	136,567
82,443	SITC International Holdings Co. Ltd.	59,043
237,721	Tingyi Cayman Islands Holding Corp.	305,345
103,822	Uni-President China Holdings Ltd.	72,885
368,474	Yangzijiang Shipbuilding Holdings Ltd.	303,173
63,261	Yanlord Land Group Ltd.	84,411

		1,808,203

	Colombia—0.1%
50,531	Gran Tierra Energy, Inc.(a)	127,131
7,925	Parex Resources, Inc.(a)	98,244

		225,375

	Denmark—1.4%
5,410	Alm. Brand A/S	44,359
2,167	Chr. Hansen Holding A/S	146,015
3,160	Coloplast A/S, Class B	270,435
3,670	D/S Norden A/S(a)	73,348
1,824	DFDS A/S	108,722
6,151	DONG Energy A/S(c)	242,265
5,963	GN Store Nord A/S	155,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Denmark (continued)
1,649	H. Lundbeck A/S	$84,505
4,430	Matas A/S	68,430
5,871	Nets A/S(a)(c)	106,764
2,123	NKT Holding A/S(a)	167,389
404	Rockwool International A/S, Class B	73,941
1,986	Royal Unibrew A/S	86,334
3,359	Scandinavian Tobacco Group A/S(c)	58,624
925	Schouw & Co.	95,279
878	SimCorp A/S	55,034
6,913	Spar Nord Bank A/S	78,343
5,793	Sydbank A/S	210,692
4,127	Topdanmark A/S(a)	112,937
10,356	Tryg A/S	198,635
4,490	William Demant Holding A/S(a)	102,754

		2,539,865

	Faroe Islands—0.0%
1,448	Bakkafrost P/F	49,188

	Finland—1.6%
9,722	Amer Sports Oyj	215,441
4,008	Cargotec Oyj, Class B(b)	238,957
19,088	Caverion Corp.(a)(b)	155,894
28,658	Citycon Oyj	70,466
2,873	Cramo Oyj	74,678
7,100	Huhtamaki Oyj(b)	275,088
11,157	Kemira Oyj	142,756
4,056	Konecranes Oyj, Class B	170,178
18,713	Metsa Board Oyj, Class B	132,861
21,550	Outokumpu Oyj	206,860
24,735	Outotec Oyj(a)	183,833
9,138	Ramirent Oyj(a)	86,871
10,286	Sanoma Oyj	90,728
27,597	Sponda Oyj	121,770
7,810	Tieto Oyj	245,020
4,259	Uponor Oyj	80,652
11,671	Valmet Oyj	212,624
30,699	YIT Oyj	243,034

		2,947,711

	France—3.7%
2,034	Aeroports de Paris	271,217
1,375	Alten SA	116,490
5,825	Altran Technologies SA	97,748
3,637	Amundi SA(c)	239,215
581	bioMerieux	116,128
26,189	CGG SA(a)(b)	187,367
4,568	CIE Plastic Omnium SA	178,628
7,211	Coface SA(a)	56,380
139	Dassault Aviation SA	189,909
14,136	Derichebourg SA	67,669
7,181	Elis SA	148,575
1,587	Eramet(a)	76,463
29,980	Etablissements Maurel et Prom(a)(b)	113,284
1,201	Euler Hermes Group	117,273
9,907	Europcar Groupe SA(a)(c)	120,828
1,077	Gaztransport Et Technigaz SA	40,192
1,435	Groupe Fnac SA(a)	100,790

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
11,715	Havas SA	$108,295
611	Hermes International	292,221
1,023	Iliad SA	248,310
3,192	Imerys SA	274,563
2,628	Ingenico Group SA	238,041
1,235	Ipsen SA	143,698
3,765	Ipsos	120,701
4,927	JCDecaux SA	173,754
4,078	Korian SA	131,335
5,078	Mercialys SA REIT(b)	98,898
7,215	Metropole Television SA	164,324
2,190	Orpea	223,599
4,700	Rallye SA	102,668
1,306	Remy Cointreau SA	131,721
3,073	Rubis SCA	312,147
1,803	SEB SA	290,580
5,640	SFR Group SA(a)	184,619
1,018	Sopra Steria Group	152,647
5,030	SPIE SA	139,373
2,088	Tarkett SA	98,089
52,842	Technicolor SA	268,205
18,862	Television Francaise 1(b)	231,278
4,931	Ubisoft Entertainment SA(a)	233,578
1,639	Vicat SA	116,565
263	Virbac SA(a)	41,398
1,811	Worldline SA(a)(c)	60,040

		6,818,803

	Georgia—0.1%
3,616	BGEO Group PLC	168,415

	Germany—3.3%
1,230	ADO Properties SA(c)	45,004
9,382	alstria office REIT-AG REIT	124,029
4,475	Axel Springer SE	251,011
1,644	BayWa AG	59,812
893	Bechtle AG	102,446
432	Bertrandt AG(b)	45,100
3,109	Deutsche EuroShop AG	126,162
24,593	Deutsche Pfandbriefbank AG(c)	329,401
12,661	Deutz AG	98,578
6,176	Dic Asset AG	63,353
1,073	DMG Mori AG	58,457
487	Draegerwerk AG & Co. KGaA	38,183
1,078	Draegerwerk AG & Co. KGaA (Preference Shares)	117,917
2,234	Drillisch AG(b)	119,702
1,096	Duerr AG	109,204
4,738	ElringKlinger AG(b)	94,547
1,164	Fielmann AG	88,956
3,803	Fraport AG Frankfurt Airport Services Worldwide(b)	299,000
2,028	Gerresheimer AG	159,048
2,677	Hamburger Hafen und Logistik AG, Class A	50,723
3,119	Hapag-Lloyd AG(a)(c)	91,704
58,649	Heidelberger Druckmaschinen AG(a)(b)	163,624
4,475	Hella KGAA Hueck & Co.	221,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
1,758	Indus Holding AG	$117,409
2,359	Jenoptik AG	63,463
4,017	Jungheinrich AG (Preference Shares)	139,847
1,131	Krones AG	134,245
142	KWS Saat SE	50,487
3,770	Nordex SE(a)(b)	56,818
2,198	Norma Group SE	117,880
766	Pfeiffer Vacuum Technology AG	99,429
152	Puma SE	59,331
118	Rational AG(b)	59,275
5,135	RHOEN-KLINIKUM AG	146,616
4,341	Rocket Internet SE(a)(c)	79,179
721	Sartorius AG (Preference Shares)	65,998
9,305	Schaeffler AG (Preference Shares)	160,248
7,362	SGL Carbon SE(a)(b)	74,420
1,211	Siltronic AG(a)	87,035
1,561	Sixt SE(b)	86,352
2,030	Sixt SE (Preference Shares)	90,677
3,570	Software AG	157,057
940	Stabilus SA	68,060
3,860	STADA Arzneimittel AG	273,344
10,883	TAG Immobilien AG	154,893
2,016	Takkt AG	47,891
5,464	Tele Columbus AG(a)(c)	52,122
3,616	TLG Immobilien AG	73,142
5,326	United Internet AG	245,068
1,559	Wacker Chemie AG	164,963
2,590	Wacker Neuson SE	65,419
2,443	Wirecard AG(b)	144,215
2,973	Wuestenrot & Wuerttembergische AG	60,217
1,754	Zalando SE(a)(c)	77,327

		6,129,698

	Hong Kong—2.7%
9,790	ASM Pacific Technology Ltd.	145,763
163,363	Brightoil Petroleum Holdings Ltd.(a)	44,319
13,867	Cafe de Coral Holdings Ltd.	45,109
202,964	Champion REIT	132,046
24,986	Cheung Kong Infrastructure Holdings Ltd.	218,937
125,057	Chow Tai Fook Jewellery Group Ltd.	137,317
31,696	Dah Sing Banking Group Ltd.	63,738
14,997	Dah Sing Financial Holdings Ltd.	113,766
71,377	Esprit Holdings Ltd.(a)	55,431
128,239	First Pacific Co. Ltd.	98,765
107,556	Fortune Real Estate Investment Trust REIT	125,014
100,481	Giordano International Ltd.	54,003
856,764	Global Brands Group Holding Ltd.(a)	101,346
137,460	Haitong International Securities Group Ltd.	74,584
18,221	Hopewell Holdings Ltd.	69,580
237,821	Huabao International Holdings Ltd.(a)	130,262
53,290	Hysan Development Co. Ltd.	251,460
16,917	Johnson Electric Holdings Ltd.	52,094
93,304	K Wah International Holdings Ltd.	59,263
41,714	Kerry Logistics Network Ltd.	58,783
70,933	Kerry Properties Ltd.	265,399
30,841	Luk Fook Holdings International Ltd.	112,815
80,660	Man Wah Holdings Ltd.	66,892

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
205,227	Mapletree Greater China Commercial Trust REIT(c)	$157,110
68,000	NWS Holdings Ltd.	127,824
29,772	Orient Overseas International Ltd.	158,860
493,240	Pacific Basin Shipping Ltd.(a)	98,299
66,741	Pacific Textiles Holdings Ltd.	74,056
221,096	Pou Sheng International Holdings Ltd.	47,190
112,784	Sa Sa International Holdings Ltd.	48,289
54,612	Shangri-La Asia Ltd.	78,222
162,601	Shun Tak Holdings Ltd.	59,374
49,530	SmarTone Telecommunications Holding Ltd.	69,415
207,656	Sun Art Retail Group Ltd.	214,129
74,386	Swire Properties Ltd.	249,625
69,195	Techtronic Industries Co. Ltd.	297,152
14,029	Television Broadcasts Ltd.	53,933
109,844	Texwinca Holdings Ltd.	73,723
99,457	Towngas China Co. Ltd.	59,463
185,527	Truly International Holdings Ltd.	62,975
30,657	Vitasoy International Holdings Ltd.	60,624
16,430	VTech Holdings Ltd.	208,186
154,057	Xinyi Glass Holdings Ltd.	136,675
105,475	Yuexiu Real Estate Investment Trust REIT	62,112

		4,873,922

	India—0.1%
18,251	Vedanta Resources PLC	163,279

	Ireland—0.8%
24,636	C&C Group PLC	101,595
7,124	Glanbia PLC	139,017
42,949	Green REIT PLC REIT	63,840
40,920	Greencore Group PLC	120,704
39,460	Hibernia REIT PLC REIT	54,787
8,566	Irish Continental Group PLC	49,438
17,150	James Hardie Industries PLC	290,757
6,668	Kingspan Group PLC	231,884
1,443	Paddy Power Betfair PLC	160,552
2,046	Ryanair Holdings PLC ADR(a)	188,089
16,007	UDG Healthcare PLC	154,696

		1,555,359

	Isle of Man—0.1%
17,101	Paysafe Group PLC(a)	100,423

	Israel—1.0%
4,011	Airport City Ltd.(a)	53,089
7,095	Alony Hetz Properties & Investments Ltd.	65,780
2,511	Azrieli Group Ltd.	133,814
8,170	Cellcom Israel Ltd.(a)	80,803
675	Delek Group Ltd.	151,774
1,231	Elbit Systems Ltd.	146,744
5,978	First International Bank of Israel Ltd.	98,594
879	Frutarom Industries Ltd.	51,699
12,225	Gazit-Globe Ltd.	124,048
9,148	Harel Insurance Investments & Financial Services Ltd.	48,725
676	Israel Corp. Ltd. (The)(a)	121,744
9,256	Mizrahi Tefahot Bank Ltd.	149,589
1,791	Nice Ltd.	122,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Israel (continued)
185,941	Oil Refineries Ltd.	$73,817
12,041	Partner Communications Co. Ltd.(a)	58,845
807	Paz Oil Co. Ltd.	131,715
12,184	Shufersal Ltd.	60,083
3,459	Tower Semiconductor Ltd.(a)	76,094

		1,749,664

	Italy—3.0%
7,327	ACEA SpA	105,399
15,104	Anima Holding SpA(c)	98,685
14,522	Astaldi SpA	95,199
13,406	Autogrill SpA	152,408
8,705	Azimut Holding SpA	169,869
416,789	Banca Carige SpA(a)	115,644
4,177	Banca Generali SpA	120,036
21,582	Banca Mediolanum SpA	165,100
41,932	Banca Popolare di Sondrio SCPA	156,072
148,625	Beni Stabili SpA SIIQ REIT	94,356
1,169	Brembo SpA	91,846
4,902	Buzzi Unicem SpA	125,978
2,717	Buzzi Unicem SpA RSP	40,149
13,325	Cerved Information Solutions SpA	142,201
10,681	Credito Emiliano SpA	74,555
40,168	Credito Valtellinese SpA	145,220
1,124	Danieli & C. Officine Meccaniche SpA	28,090
3,648	Danieli & C. Officine Meccaniche SpA RSP	65,904
12,517	Davide Campari-Milano SpA	148,026
3,252	De’Longhi SpA	99,155
855	DiaSorin SpA	64,056
23,398	Enav SpA(a)(c)	95,802
12,065	ERG SpA	149,775
3,355	Ferrari NV	252,269
92,631	Fincantieri SpA(a)	90,733
13,939	Finecobank Banca Fineco SpA	99,118
55,528	Immobiliare Grande Distribuzione SIIQ SpA REIT	49,704
659	Industria Macchine Automatiche SpA	58,127
12,629	Infrastrutture Wireless Italiane SpA(c)	69,862
3,976	Interpump Group SpA	105,427
90,329	Iren SpA	190,334
59,024	Italgas SpA(a)	266,738
3,149	MARR SpA	76,023
3,775	Moncler SpA	93,150
14,236	OVS SpA(c)	94,719
26,420	Parmalat SpA	89,475
37,073	Piaggio & C. SpA	76,704
38,210	Prada SpA	179,319
3,736	Recordati SpA	138,363
8,728	Safilo Group SpA(a)	63,014
41,504	Salini Impregilo SpA	141,192
2,768	Salvatore Ferragamo SpA	88,648
136,259	Saras SpA	284,591
26,082	Societa Cattolica di Assicurazioni SCRL	231,618
10,366	Societa Iniziative Autostradali e Servizi SpA	104,415
1,248	Tod’s SpA	96,422
2,980	Yoox NET-A-Porter Group SpA(a)	79,180

		5,562,670

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan—32.8%
54,656	77 Bank Ltd. (The)	$236,334
1,285	ABC-Mart, Inc.	71,357
23,001	ACOM Co. Ltd.(a)	102,140
2,623	Adastria Co. Ltd.	65,157
12,869	ADEKA Corp.	189,912
5,813	Advantest Corp.	108,521
1,811	AEON DELIGHT Co. Ltd.	55,238
11,605	AEON Financial Service Co. Ltd.	222,897
11,930	AEON Mall Co. Ltd.	202,597
4,128	Aica Kogyo Co. Ltd.	117,763
2,051	Aichi Steel Corp.	80,222
6,290	Aida Engineering Ltd.	54,735
23,959	Aiful Corp.(a)	72,219
943	Ain Holdings, Inc.	65,309
5,165	Aisan Industry Co. Ltd.	46,382
25,239	Akebono Brake Industry Co. Ltd.(a)	80,605
3,298	Alpen Co. Ltd.(b)	59,143
6,567	Alpine Electronics, Inc.	95,497
5,147	Amano Corp.	109,894
14,942	Anritsu Corp.	120,775
6,085	AOKI Holdings, Inc.	75,059
6,001	Aoyama Trading Co. Ltd.	214,264
2,657	Arakawa Chemical Industries Ltd.	46,981
5,160	Arcs Co. Ltd.	110,634
7,499	Asahi Diamond Industrial Co. Ltd.	57,519
3,760	Asahi Holdings, Inc.	70,059
7,385	Asatsu-DK, Inc.	191,465
12,813	ASICS Corp.	226,558
1,604	ASKUL Corp.(b)	46,694
10,607	Autobacs Seven Co. Ltd.	160,432
5,501	Avex Group Holdings, Inc.	80,835
17,589	Awa Bank Ltd. (The)	116,134
6,779	Azbil Corp.	228,055
1,262	Bank of Nagoya Ltd. (The)	46,305
1,842	Bank of Okinawa Ltd. (The)	71,056
3,315	Bank of the Ryukyus Ltd.	45,679
26,357	Bic Camera, Inc.	262,222
8,220	Bunka Shutter Co. Ltd.	63,197
3,091	Calbee, Inc.	107,867
3,032	Canon Electronics, Inc.	56,413
5,895	Canon Marketing Japan, Inc.	124,172
3,402	Capcom Co. Ltd.	73,369
2,559	Cawachi Ltd.	67,218
34,019	Central Glass Co. Ltd.	147,099
2,841	Chiyoda Co. Ltd.	70,878
27,137	Chiyoda Corp.	180,394
3,001	Chudenko Corp.	65,905
8,574	Chugoku Marine Paints Ltd.	63,380
4,535	CKD Corp.	56,754
7,069	Coca-Cola Bottlers Japan, Inc.	210,225
3,052	cocokara fine, Inc.	144,290
3,037	Colowide Co. Ltd.(b)	49,858
11,017	COMSYS Holdings Corp.	209,725
453	Cosmos Pharmaceutical Corp.	91,722
4,195	CyberAgent, Inc.	130,212
5,792	Daibiru Corp.	53,415
5,584	Daifuku Co. Ltd.	141,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
9,841	Daihen Corp.	$62,417
11,846	Daiho Corp.	57,705
8,177	Daiichi Jitsugyo Co. Ltd.	51,349
3,278	Daiichikosho Co. Ltd.	142,183
38,609	Daikyo, Inc.	80,356
5,200	Daikyonishikawa Corp.	66,009
8,177	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	55,824
12,415	Daio Paper Corp.(b)	157,373
2,442	Daiseki Co. Ltd.	54,439
20,734	Daishi Bank Ltd. (The)	83,144
33,288	Daiwabo Holdings Co. Ltd.	117,062
20,260	DCM Holdings Co. Ltd.	176,482
9,423	DeNA Co. Ltd.	201,783
4,468	Descente Ltd.	54,232
4,049	Dexerials Corp.(a)	36,396
992	DISCO Corp.	156,805
7,883	DMG Mori Co. Ltd.	129,981
2,782	Doshisha Co. Ltd.	56,229
2,841	Doutor Nichires Holdings Co. Ltd.	60,251
31,288	Dowa Holdings Co. Ltd.	232,969
5,705	Duskin Co. Ltd.	127,949
1,249	DyDo Group Holdings, Inc.	60,058
3,885	Eagle Industry Co. Ltd.	54,927
1,308	Earth Chemical Co. Ltd.	70,874
24,445	EDION Corp.(b)	238,375
2,096	EIZO Corp.	69,290
4,644	EXEDY Corp.	126,651
3,502	Ezaki Glico Co. Ltd.	184,415
4,928	F.C.C. Co. Ltd.	93,900
3,547	Familymart UNY Holdings Co. Ltd.	200,467
3,434	Fancl Corp.	57,762
29,090	FIDEA Holdings Co. Ltd.	54,542
5,627	Foster Electric Co. Ltd.	93,893
1,849	FP Corp.	87,913
7,093	Fuji Machine Manufacturing Co. Ltd.	90,039
22,967	Fuji Oil Co. Ltd.	73,967
4,967	Fuji Oil Holdings, Inc.	116,433
3,515	Fuji Seal International, Inc.	83,689
2,698	Fuji Soft, Inc.	71,183
2,045	Fujimori Kogyo Co. Ltd.	64,027
5,960	Fujitec Co. Ltd.	70,577
5,056	Fujitsu General Ltd.	107,270
18,558	Fukuyama Transporting Co. Ltd.	112,876
38,404	Furukawa Co. Ltd.	74,072
3,895	Futaba Corp.	69,919
8,101	Futaba Industrial Co. Ltd.	67,660
2,287	Fuyo General Lease Co. Ltd.	106,687
8,948	Geo Holdings Corp.	98,816
5,356	Glory Ltd.	179,703
3,649	GMO Internet, Inc.	43,309
13,705	Gree, Inc.	110,038
53,159	GS Yuasa Corp.	246,076
2,825	G-Tekt Corp.	49,799
29,376	GungHo Online Entertainment, Inc.	65,883
25,194	Gunze Ltd.	101,933

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
16,032	H2O Retailing Corp.	$271,682
2,460	Hamakyorex Co. Ltd.	51,575
5,533	Hamamatsu Photonics K.K.	162,560
3,793	Happinet Corp.	62,508
18,952	Hazama Ando Corp.	134,825
5,420	Heiwa Corp.	139,596
4,996	Heiwa Real Estate Co. Ltd.	79,599
4,834	Heiwado Co. Ltd.	103,688
1,395	Hikari Tsushin, Inc.	133,906
1,729	Hirose Electric Co. Ltd.	232,198
4,168	HIS Co. Ltd.(b)	99,386
3,587	Hisamitsu Pharmaceutical Co., Inc.	183,421
4,396	Hitachi Capital Corp.	107,623
8,443	Hitachi Chemical Co. Ltd.	241,618
4,758	Hitachi High-Technologies Corp.	189,731
6,165	Hitachi Koki Co. Ltd.	47,951
3,286	Hitachi Kokusai Electric, Inc.	73,697
3,633	Hitachi Maxell Ltd.	71,734
6,804	Hitachi Transport System Ltd.	144,601
32,917	Hitachi Zosen Corp.	191,059
997	Hogy Medical Co. Ltd.	64,040
23,284	Hokkoku Bank Ltd. (The)	87,312
20,284	Hokuetsu Kishu Paper Co. Ltd.	141,389
2,345	Hokuto Corp.	44,009
2,500	Horiba Ltd.	147,349
1,983	Hoshizaki Corp.	165,265
8,861	Hosiden Corp.	97,537
7,413	House Foods Group, Inc.	164,792
13,724	Hulic Co. Ltd.	129,274
18,157	Hyakugo Bank Ltd. (The)	73,299
22,681	Hyakujushi Bank Ltd. (The)	75,081
3,684	IBJ Leasing Co. Ltd.	80,045
2,409	Inaba Denki Sangyo Co. Ltd.	87,525
3,457	Inabata & Co. Ltd.	42,705
3,129	Internet Initiative Japan, Inc.	57,179
29,847	Iseki & Co. Ltd.	61,317
6,266	Ishihara Sangyo Kaisha Ltd.(a)	61,328
5,070	Ito EN Ltd.	183,752
8,680	Itochu Enex Co. Ltd.	72,340
4,273	ITOCHU Techno-Solutions Corp.	124,391
7,616	Itoki Corp.	48,305
34,198	Iwatani Corp.	201,562
3,778	Izumi Co. Ltd.	189,120
5,600	J Trust Co. Ltd.	43,456
24,276	Jaccs Co. Ltd.	104,099
2,478	JAFCO Co. Ltd.	88,254
5,532	Japan Airlines Co. Ltd.	174,690
2,729	Japan Airport Terminal Co. Ltd.	94,745
5,539	Japan Aviation Electronics Industry Ltd.(b)	75,728
7,608	Japan Petroleum Exploration Co. Ltd.	166,466
13,639	Japan Securities Finance Co. Ltd.	71,700
8,766	Japan Steel Works Ltd. (The)	140,608
5,965	Japan Wool Textile Co. Ltd. (The)	46,770
2,075	Joyful Honda Co. Ltd.	68,689
4,577	Juki Corp.	52,557
34,018	Juroku Bank Ltd. (The)	108,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
53,492	JVC KENWOOD Corp.	$142,524
5,435	Kadokawa Dwango Corp.	75,184
2,357	Kaga Electronics Co. Ltd.	43,579
4,596	Kagome Co. Ltd.	125,136
3,253	Kakaku.com, Inc.	46,897
2,062	Kaken Pharmaceutical Co. Ltd.	122,273
23,764	Kamigumi Co. Ltd.	215,746
3,394	Kanamoto Co. Ltd.	91,952
16,060	Kandenko Co. Ltd.	159,635
104,935	Kanematsu Corp.	213,692
10,668	Kansai Paint Co. Ltd.	236,195
3,075	Kansai Urban Banking Corp.	38,262
4,868	Kasai Kogyo Co. Ltd.	60,353
2,216	Kato Sangyo Co. Ltd.	54,391
1,845	Kato Works Co. Ltd.	47,966
38,877	Keihan Holdings Co. Ltd.	244,485
7,609	Keihin Corp.	119,524
10,289	Keisei Electric Railway Co. Ltd.	244,695
24,037	Keiyo Bank Ltd. (The)	104,584
11,796	Kenedix, Inc.	54,393
9,763	Kewpie Corp.	248,213
8,465	Kikkoman Corp.	260,094
18,071	Kinden Corp.	273,489
5,899	Kintetsu World Express, Inc.	91,499
2,837	Kissei Pharmaceutical Co. Ltd.	74,011
12,157	Kitz Corp.	85,067
5,755	Kiyo Bank Ltd. (The)	89,833
2,667	Kobayashi Pharmaceutical Co. Ltd.	139,726
2,418	Koei Tecmo Holdings Co. Ltd.	49,024
5,760	Kohnan Shoji Co. Ltd.	111,252
9,112	Kokuyo Co. Ltd.	118,365
4,811	Komeri Co. Ltd.	117,998
5,748	Komori Corp.	75,956
4,545	Konami Holdings Corp.	188,984
5,139	Konoike Transport Co. Ltd.	69,891
1,114	Kose Corp.	105,634
13,722	K’s Holdings Corp.	264,050
45,975	Kumagai Gumi Co. Ltd.	123,733
2,011	Kureha Corp.	89,121
10,864	Kurita Water Industries Ltd.	280,298
6,251	Kuroda Electric Co. Ltd.	130,381
32,806	KYB Corp.	161,867
3,357	Kyoei Steel Ltd.	54,269
3,315	Kyokuto Kaihatsu Kogyo Co. Ltd.	54,690
4,942	KYORIN Holdings, Inc.	103,389
1,653	Kyoritsu Maintenance Co. Ltd.	48,269
11,689	Kyowa Exeo Corp.	176,588
3,195	Kyudenko Corp.	91,576
40,602	Leopalace21 Corp.	215,631
1,878	Life Corp.	49,919
6,220	Lintec Corp.	136,933
12,085	Lion Corp.	218,131
2,805	Mabuchi Motor Co. Ltd.	158,280
4,305	Macnica Fuji Electronics Holdings, Inc.	61,097
15,419	Maeda Corp.	141,921
7,220	Maeda Road Construction Co. Ltd.	133,039

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
10,474	Makino Milling Machine Co. Ltd.	$93,211
1,256	Mandom Corp.	59,606
10,252	Marudai Food Co. Ltd.	46,905
5,341	Maruha Nichiro Corp.	152,607
4,845	Maruichi Steel Tube Ltd.	137,348
6,077	Marusan Securities Co. Ltd.	47,757
7,477	Matsui Securities Co. Ltd.	60,905
4,562	Matsumotokiyoshi Holdings Co. Ltd.	228,775
44,054	Mebuki Financial Group, Inc.	172,707
6,511	Megmilk Snow Brand Co. Ltd.	194,214
33,549	Meidensha Corp.	122,494
1,779	Meitec Corp.	76,845
5,458	Miraca Holdings, Inc.	251,674
11,811	Mirait Holdings Corp.	122,698
7,114	Misawa Homes Co. Ltd.	65,798
9,646	MISUMI Group, Inc.	182,674
6,144	Mitsuba Corp.	116,189
12,455	Mitsubishi Logistics Corp.	160,897
987	Mitsubishi Pencil Co. Ltd.	54,720
2,274	Mitsubishi Shokuhin Co. Ltd.	72,726
10,655	Mitsubishi Tanabe Pharma Corp.	216,216
42,304	Mitsubishi UFJ Lease & Finance Co. Ltd.	220,875
3,384	Mitsui Matsushima Co. Ltd.	43,108
1,840	Mitsui Sugar Co. Ltd.	45,344
17,729	Mitsui-Soko Holdings Co. Ltd.	52,168
5,330	Miura Co. Ltd.	89,272
1,087	Mochida Pharmaceutical Co. Ltd.	81,913
2,197	Modec, Inc.	46,258
22,816	Monex Group, Inc.	57,107
2,186	Morinaga & Co. Ltd.	103,348
36,770	Morinaga Milk Industry Co. Ltd.	290,281
3,157	Musashi Seimitsu Industry Co. Ltd.	77,488
3,710	Musashino Bank Ltd. (The)	107,835
7,273	Nabtesco Corp.	206,178
21,667	Nachi-Fujikoshi Corp.	115,459
7,736	Nagase & Co. Ltd.	112,081
12,263	Namura Shipbuilding Co. Ltd.	79,098
49,178	Nankai Electric Railway Co. Ltd.	241,765
1,604	Nanto Bank Ltd. (The)	60,652
4,115	NEC Networks & System Integration Corp.	85,977
14,007	NET One Systems Co. Ltd.	127,793
5,810	Nexon Co. Ltd.	98,771
11,348	Nichias Corp.	115,852
7,924	Nichicon Corp.	75,280
2,533	Nichiha Corp.	79,533
4,690	Nichi-iko Pharmaceutical Co. Ltd.	72,746
9,772	Nichirei Corp.	243,270
2,943	Nifco, Inc.	146,794
5,741	Nihon Kohden Corp.	129,838
7,722	Nihon Parkerizing Co. Ltd.	99,131
7,746	Nihon Unisys Ltd.	108,543
7,286	Nikkiso Co. Ltd.	74,318
6,253	Nikkon Holdings Co. Ltd.	130,759
7,672	Nippo Corp.	147,700
26,457	Nippon Chemi-Con Corp.	89,717
16,475	Nippon Denko Co. Ltd.	50,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
3,322	Nippon Densetsu Kogyo Co. Ltd.	$65,713
4,825	Nippon Flour Mills Co. Ltd.	72,330
2,994	Nippon Gas Co. Ltd.	86,084
15,441	Nippon Kayaku Co. Ltd.	210,830
2,045	Nippon Koei Co. Ltd.	54,817
84,451	Nippon Light Metal Holdings Co. Ltd.	188,645
7,060	Nippon Paint Holdings Co. Ltd.	270,759
3,464	Nippon Seiki Co. Ltd.	72,095
1,363	Nippon Shinyaku Co. Ltd.	72,387
3,883	Nippon Shokubai Co. Ltd.	260,910
7,844	Nippon Signal Co. Ltd.	75,154
19,021	Nippon Soda Co. Ltd.	103,065
2,533	Nippon Steel & Sumikin Bussan Corp.	104,188
47,776	Nippon Suisan Kaisha Ltd.	230,158
25,811	Nippon Yakin Kogyo Co. Ltd.	46,542
16,153	Nipro Corp.	244,896
32,537	Nishimatsu Construction Co. Ltd.	165,502
4,205	Nishimatsuya Chain Co. Ltd.	44,702
33,170	Nishi-Nippon Railroad Co. Ltd.	140,155
2,101	Nishio Rent All Co. Ltd.	63,518
5,841	Nissan Chemical Industries Ltd.	181,041
6,616	Nissan Shatai Co. Ltd.	62,201
1,994	Nissha Printing Co. Ltd.(b)	49,586
18,468	Nisshin Oillio Group Ltd. (The)	109,347
22,387	Nisshinbo Holdings, Inc.	228,750
4,820	Nissin Foods Holdings Co. Ltd.	275,873
5,469	Nissin Kogyo Co. Ltd.	93,906
1,618	Nitta Corp.	45,723
921	Nittetsu Mining Co. Ltd.	49,078
16,153	Nitto Boseki Co. Ltd.	81,584
3,429	Nitto Kogyo Corp.	49,372
12,105	NOF Corp.	136,394
6,971	Nojima Corp.	103,999
6,594	Nomura Research Institute Ltd.	229,521
4,872	Noritz Corp.	94,800
49,585	North Pacific Bank Ltd.	189,052
2,468	NS Solutions Corp.	54,023
22,558	NS United Kaiun Kaisha Ltd.	48,164
9,790	NTT Urban Development Corp.	88,265
2,388	OBIC Co. Ltd.	128,965
23,611	Ogaki Kyoritsu Bank Ltd. (The)	68,840
2,764	Oiles Corp.	50,212
13,330	Oita Bank Ltd. (The)	51,541
4,955	Okabe Co. Ltd.	44,407
5,719	Okamoto Industries, Inc.	61,977
10,676	Okamura Corp.	94,434
20,718	Okasan Securities Group, Inc.	120,624
18,340	Oki Electric Industry Co. Ltd.	273,776
5,474	Okinawa Electric Power Co., Inc. (The)	133,523
12,445	OKUMA Corp.	130,289
18,335	Okumura Corp.	113,329
21,111	Onward Holdings Co. Ltd.	157,002
2,226	Oracle Corp. Japan	128,204
54,503	Orient Corp.	97,301
4,693	OSG Corp.(b)	96,622
3,853	Otsuka Corp.	206,355

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
4,984	Pacific Industrial Co. Ltd.	$69,974
6,267	Paltac Corp.	184,968
10,224	PanaHome Corp.(b)	113,457
1,760	Paramount Bed Holdings Co. Ltd.	73,814
5,278	Park24 Co. Ltd.	136,129
39,165	Penta-Ocean Construction Co. Ltd.	198,161
3,242	Pigeon Corp.	100,340
1,252	Pilot Corp.	50,824
112,458	Pioneer Corp.(a)	202,782
2,616	Plenus Co. Ltd.	54,775
3,014	Pola Orbis Holdings, Inc.	69,435
18,408	Press Kogyo Co. Ltd.	89,175
20,918	Prima Meat Packers Ltd.	96,455
4,519	Raito Kogyo Co. Ltd.	44,918
5,270	Relia, Inc.	52,052
3,994	Relo Group, Inc.	65,569
4,531	Resorttrust, Inc.	77,962
1,528	Ricoh Leasing Co. Ltd.	49,485
2,730	Rinnai Corp.	226,786
6,431	Rohto Pharmaceutical Co. Ltd.	119,943
9,688	Round One Corp.	82,740
2,683	Royal Holdings Co. Ltd.	52,591
24,642	Ryobi Ltd.	108,321
973	Ryohin Keikaku Co. Ltd.	219,442
3,411	Ryosan Co. Ltd.	111,538
2,044	Saizeriya Co. Ltd.	57,394
4,452	SAKATA INX Corp.	62,864
1,779	Sakata Seed Corp.	56,097
1,455	San-A Co. Ltd.	66,178
34,982	Sanden Holdings Corp.(a)	108,583
5,224	Sangetsu Corp.	92,136
16,416	San-in Godo Bank Ltd. (The)	133,425
19,539	Sanken Electric Co. Ltd.(a)	89,746
6,095	Sankyo Co. Ltd.	212,426
5,631	Sankyo Tateyama, Inc.	82,341
32,520	Sankyu, Inc.	206,842
4,824	Sanrio Co. Ltd.(b)	88,154
19,705	Sanwa Holdings Corp.	198,517
1,549	Sanyo Chemical Industries Ltd.	69,481
39,737	Sanyo Shokai Ltd.	58,463
17,150	Sanyo Special Steel Co. Ltd.	94,312
10,249	Sapporo Holdings Ltd.	286,406
2,582	Sato Holdings Corp.	58,950
2,480	Sawai Pharmaceutical Co. Ltd.	135,491
1,787	SCREEN Holdings Co. Ltd.	129,693
2,603	SCSK Corp.	104,732
29,335	Seiko Holdings Corp.	122,109
4,161	Seiren Co. Ltd.	61,741
20,369	Senko Group Holdings Co. Ltd.	132,663
38,363	Senshu Ikeda Holdings, Inc.	161,753
52,529	Seven Bank Ltd.	176,243
21,201	Shiga Bank Ltd. (The)	110,693
1,551	Shima Seiki Manufacturing Ltd.	56,213
6,886	Shimachu Co. Ltd.	159,193
14,638	Shimadzu Corp.	248,191
2,020	Shimamura Co. Ltd.	276,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
11,866	Shindengen Electric Manufacturing Co. Ltd.	$55,035
11,558	Shinko Electric Industries Co. Ltd.	82,535
6,459	Shinko Plantech Co. Ltd.	48,267
10,808	Shinmaywa Industries Ltd.	91,044
4,955	Ship Healthcare Holdings, Inc.	133,221
1,206	SHO-BOND Holdings Co. Ltd.	55,177
6,025	Shochiku Co. Ltd.	68,698
12,200	Showa Corp.(a)	103,974
1,903	Siix Corp.	75,884
19,624	SKY Perfect JSAT Holdings, Inc.	89,960
9,803	Skylark Co. Ltd.	148,272
4,572	Sohgo Security Services Co. Ltd.	199,540
34,353	Sotetsu Holdings, Inc.	159,638
4,171	Square Enix Holdings Co. Ltd.	120,112
2,933	Starts Corp., Inc.	64,912
1,642	Starzen Co. Ltd.	66,434
2,771	Sugi Holdings Co. Ltd.	137,469
11,182	Sumco Corp.	195,512
19,588	Sumitomo Bakelite Co. Ltd.	125,819
10,594	Sumitomo Dainippon Pharma Co. Ltd.	173,731
124,990	Sumitomo Mitsui Construction Co. Ltd.	135,676
50,428	Sumitomo Osaka Cement Co. Ltd.	218,957
4,937	Sumitomo Riko Co. Ltd.	50,269
1,127	Sumitomo Seika Chemicals Co. Ltd.	48,024
17,619	Sumitomo Warehouse Co. Ltd. (The)	106,849
4,066	Sundrug Co. Ltd.	142,622
9,169	Suruga Bank Ltd.	191,573
61,930	SWCC Showa Holdings Co. Ltd.(a)	45,557
2,225	Sysmex Corp.	135,332
4,633	Tachi-S Co. Ltd.	88,778
11,018	Tadano Ltd.	142,136
4,094	Taikisha Ltd.	101,955
3,590	Taisho Pharmaceutical Holdings Co. Ltd.	295,007
8,660	Taiyo Nippon Sanso Corp.	103,404
12,791	Taiyo Yuden Co. Ltd.	155,943
13,177	Takara Holdings, Inc.	141,262
6,921	Takasago Thermal Engineering Co. Ltd.	107,165
24,525	Takata Corp.(a)(b)	88,006
7,305	Takuma Co. Ltd.	75,822
11,596	Tamura Corp.	55,655
1,436	Technopro Holdings, Inc.	56,167
18,140	Tekken Corp.	53,702
7,674	Temp Holdings Co. Ltd.	144,434
4,030	T-Gaia Corp.	69,523
8,480	THK Co. Ltd.	218,409
10,121	TIS, Inc.	255,045
4,147	Toa Corp.(a)	76,266
14,238	Toagosei Co. Ltd.	167,198
10,767	Tochigi Bank Ltd. (The)	51,386
28,501	Toda Corp.	175,910
6,545	Toei Co. Ltd.	56,660
6,493	Toho Co. Ltd.	186,105
11,167	Toho Holdings Co. Ltd.	242,434
13,978	Toho Zinc Co. Ltd.	61,821
24,662	Tokai Carbon Co. Ltd.	107,967
12,562	Tokai Holdings Corp.	96,691

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
8,589	Tokai Rika Co. Ltd.	$159,575
25,369	Tokai Tokyo Financial Holdings, Inc.	128,358
1,052	Token Corp.	83,239
36,086	Tokuyama Corp.(a)	177,727
3,672	Tokyo Broadcasting System Holdings, Inc.	65,158
4,033	Tokyo Century Corp.	138,932
9,587	Tokyo Dome Corp.	88,585
3,561	Tokyo Ohka Kogyo Co. Ltd.	115,324
2,239	Tokyo Seimitsu Co. Ltd.	69,398
6,736	Tokyo Steel Manufacturing Co. Ltd.	50,216
17,877	Tokyo Tatemono Co. Ltd.	243,930
2,994	Tokyo Ty Financial Group, Inc.	87,024
11,175	Tokyu Construction Co. Ltd.	91,128
18,968	Tomony Holdings, Inc.	100,736
7,760	Tomy Co. Ltd.	77,273
5,014	Topcon Corp.	88,477
7,701	Toppan Forms Co. Ltd.	77,652
3,368	Topre Corp.	89,707
2,912	Topy Industries Ltd.	79,285
13,419	Toshiba Machine Co. Ltd.	55,737
3,835	Toshiba Plant Systems & Services Corp.	62,374
19,167	Toshiba TEC Corp.(a)	100,417
2,375	Totetsu Kogyo Co. Ltd.	68,712
989	Towa Pharmaceutical Co. Ltd.	49,330
13,838	Toyo Construction Co. Ltd.	49,781
32,844	Toyo Engineering Corp.	81,911
19,128	Toyo Ink SC Holdings Co. Ltd.	94,036
15,763	Toyo Tire & Rubber Co. Ltd.	276,598
149,933	Toyobo Co. Ltd.	264,975
9,174	Toyota Boshoku Corp.	193,817
2,971	TPR Co. Ltd.	100,082
2,824	transcosmos, Inc.	67,820
5,923	Trend Micro, Inc.	260,363
3,081	Trusco Nakayama Corp.	70,343
8,595	TS Tech Co. Ltd.	225,381
13,762	TSI Holdings Co. Ltd.	91,854
17,799	Tsubakimoto Chain Co.	156,322
5,994	Tsumura & Co.	193,849
2,205	Tsuruha Holdings, Inc.	223,527
2,542	TV Asahi Holdings Corp.	47,023
2,156	TV TOKYO Holdings Corp.	47,116
46,055	UACJ Corp.	122,296
2,750	UKC Holdings Corp.	50,105
2,379	Ulvac, Inc.	111,619
7,484	Unipres Corp.	158,247
2,827	United Arrows Ltd.	87,496
7,792	United Super Markets Holdings, Inc.	75,774
113,706	Unitika Ltd.(a)	92,825
1,539	Unizo Holdings Co. Ltd.	39,252
12,824	Ushio, Inc.	161,062
9,185	USS Co. Ltd.	162,326
6,980	Valor Holdings Co. Ltd.	166,814
14,842	Wacoal Holdings Corp.	188,005
16,573	Wacom Co. Ltd.(b)	61,404
6,726	Wakita & Co. Ltd.	77,536
2,466	Warabeya Nichiyo Holdings Co. Ltd.	60,771

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
3,322	Welcia Holdings Co. Ltd.	$106,988
4,394	XEBIO Holdings Co. Ltd.	73,043
3,888	Yakult Honsha Co. Ltd.	221,135
3,896	Yamabiko Corp.	46,380
9,669	Yamanashi Chuo Bank Ltd. (The)	42,676
4,391	Yamato Kogyo Co. Ltd.	109,824
5,277	Yamazen Corp.	49,991
1,957	Yaoko Co. Ltd.	75,843
1,948	Yellow Hat Ltd.	44,772
3,451	Yodogawa Steel Works Ltd.	89,379
3,594	Yokogawa Bridge Holdings Corp.	44,429
7,309	Yokohama Reito Co. Ltd.	73,831
4,924	Yorozu Corp.	75,316
6,688	Yoshinoya Holdings Co. Ltd.	109,257
2,235	Yuasa Trading Co. Ltd.	64,662
7,025	Yurtec Corp.	43,863
2,206	Zenkoku Hosho Co. Ltd.	79,754
8,484	Zensho Holdings Co. Ltd.	145,218
15,607	Zeon Corp.	177,674
3,607	ZERIA Pharmaceutical Co. Ltd.	54,168

		60,038,139

	Jersey Island—0.1%
50,610	Centamin PLC	115,828

	Jordan—0.1%
4,617	Hikma Pharmaceuticals PLC	115,702

	Luxembourg—0.3%
4,444	APERAM SA	223,672
30,744	B&M European Value Retail SA	134,042
196	Eurofins Scientific SE	96,493
30,776	L’Occitane International SA	64,500

		518,707

	Macau—0.1%
77,743	MGM China Holdings Ltd.	177,126

	Mexico—0.1%
7,813	Fresnillo PLC	146,769

	Netherlands—1.7%
6,547	Aalberts Industries NV	259,651
15,454	Arcadis NV(b)	267,659
2,968	ASM International NV	178,568
1,591	Be Semiconductor Industries NV	83,092
9,641	BinckBank NV(b)	47,905
3,087	Brunel International NV	52,441
4,591	Corbion NV	142,482
4,641	Eurocommercial Properties NV CVA	180,295
2,670	Euronext NV(c)	130,910
1,796	Flow Traders(c)	55,319
1,949	Grandvision NV(c)	50,873
2,417	IMCD Group NV	130,152
5,421	Koninklijke Vopak NV	244,510
13,469	NSI NV REIT	56,850
5,569	OCI NV(a)	108,309
7,693	Philips Lighting NV(a)(c)	260,199
5,306	Refresco Group NV(c)	103,686

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
17,306	SBM Offshore NV	$285,036
3,347	TKH Group NV CVA	153,807
7,855	TomTom NV(a)	79,840
2,250	Vastned Retail NV REIT	84,027
4,081	Wereldhave NV REIT	187,892

		3,143,503

	New Zealand—1.0%
81,850	Air New Zealand Ltd.	143,295
34,660	Auckland International Airport Ltd.	164,191
48,869	Chorus Ltd.	150,644
48,143	Contact Energy Ltd.	172,204
15,827	Fisher & Paykel Healthcare Corp. Ltd.	109,421
28,803	Genesis Energy Ltd.	42,219
35,153	Infratil Ltd.	71,196
70,577	Kiwi Property Group Ltd.	69,048
3,006	Mainfreight Ltd.	45,609
38,951	Mercury NZ Ltd.	85,975
76,725	Meridian Energy Ltd.	145,911
12,469	Ryman Healthcare Ltd.	73,878
57,695	Sky Network Television Ltd.	152,897
60,379	SKYCITY Entertainment Group Ltd.	180,736
19,142	Trade Me Group Ltd.	69,652
27,141	Z Energy Ltd.	138,821

		1,815,697

	Norway—0.8%
25,243	AKER Solutions ASA(a)(c)	144,389
9,358	Austevoll Seafood ASA	75,375
5,620	Borregaard ASA	63,308
7,386	Entra ASA(c)	84,926
1,754	Leroy Seafood Group ASA	88,370
51,561	Petroleum Geo-Services ASA(a)	121,702
3,078	Salmar ASA	73,191
3,377	Schibsted ASA, Class A	84,164
3,821	Schibsted ASA, Class B	85,863
7,961	Sparebank 1 SMN	66,446
12,388	Sparebank 1 SR-Bank ASA	97,973
4,049	Stolt-Nielsen Ltd.	62,627
11,299	TGS Nopec Geophysical Co. ASA	247,440
4,582	Tomra Systems ASA	53,354
3,071	Veidekke ASA	41,047
5,398	XXL ASA(c)	58,287

		1,448,462

	Portugal—0.5%
574,072	Banco Comercial Portugues SA, Class R(a)	128,028
26,319	CTT-Correios de Portugal SA	150,150
42,994	Navigator Co. SA (The)	181,936
18,635	NOS SGPS SA	106,698
38,903	REN—Redes Energeticas Nacionais SGPS SA	114,339
243,191	Sonae SGPS SA(a)	249,463

		930,614

	Russia—0.3%
84,188	Evraz PLC(a)	235,917
14,361	Polymetal International PLC	188,582
126,114	United Co. RUSAL PLC	64,699

		489,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore—1.7%
8,407	BOC Aviation Ltd.(c)	$44,859
20,466	BW LPG Ltd.(c)	90,331
82,326	Cache Logistics Trust REIT	50,949
161,933	CapitaLand Commercial Trust Ltd. REIT	188,267
62,894	CDL Hospitality Trusts REIT	69,747
295,728	Ezion Holdings Ltd.(a)	63,475
1,165,297	Ezra Holdings Ltd.(a)	0
33,582	First Resources Ltd.	45,050
44,284	Frasers Centrepoint Trust REIT	66,852
67,159	Frasers Logistics & Industrial Trust REIT(c)	48,530
156,046	Keppel REIT	118,344
142,316	Keppel Infrastructure Trust	52,947
47,161	M1 Ltd.	73,220
105,676	Mapletree Commercial Trust REIT	120,593
104,241	Mapletree Industrial Trust REIT	133,499
142,317	Mapletree Logistics Trust REIT	115,059
149,390	Sabana Shari’ah Compliant Industrial Real Estate Investment Trust REIT	48,632
41,669	SATS Ltd.	151,746
180,680	Sembcorp Marine Ltd.	210,709
36,745	Singapore Exchange Ltd.	194,543
123,760	Singapore Post Ltd.	122,193
112,581	Starhill Global REIT REIT	62,021
72,083	StarHub Ltd.	143,888
203,197	Suntec Real Estate Investment Trust REIT	257,322
48,399	United Engineers Ltd.	99,727
44,121	UOL Group Ltd.	228,544
32,141	Venture Corp. Ltd.	280,547
36,216	Wing Tai Holdings Ltd.	48,972

		3,130,566

	South Africa—0.1%
16,031	Mediclinic International PLC	170,276
31,288	Petra Diamonds Ltd.(a)	52,501

		222,777

	South Korea—7.2%
679	Amorepacific Corp.	174,240
230	Amorepacific Corp. (Preference Shares)	38,404
1,069	AMOREPACIFIC Group	123,538
28,057	Asiana Airlines, Inc.(a)	111,079
827	BGF Retail Co. Ltd.	79,582
33,292	BNK Financial Group, Inc.	279,701
761	Celltrion, Inc.(a)	59,922
4,160	Cheil Worldwide, Inc.	67,451
1,043	CJ E&M Corp.	73,786
631	CJ Korea Express Corp.(a)	92,329
508	CJ O Shopping Co. Ltd.	85,314
2,643	Coway Co. Ltd.	233,431
3,447	Daesang Corp.	71,945
24,690	Daewoo Engineering & Construction Co. Ltd.(a)	158,177
4,945	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	118,361
4,373	Daishin Securities Co. Ltd.	47,462
2,870	Daishin Securities Co. Ltd. (Preference Shares)	21,060

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
2,936	Daou Technology, Inc.	$53,539
21,055	DGB Financial Group, Inc.	215,564
19,304	Dongkuk Steel Mill Co. Ltd.	188,307
2,260	Doosan Corp.	193,249
751	Fila Korea Ltd.	45,803
9,846	GS Engineering & Construction Corp.(a)	270,832
279	GS Home Shopping, Inc.	49,896
1,222	GS Retail Co. Ltd.	57,025
1,036	Halla Holdings Corp.	55,173
3,386	Hanjin Transportation Co. Ltd.	90,311
13,596	Hanon Systems	101,083
2,681	Hansol Paper Co. Ltd.	44,530
10,642	Hanwha Chemical Corp.	235,211
8,091	Hanwha General Insurance Co. Ltd.	52,689
32,510	Hanwha Life Insurance Co. Ltd.	175,707
3,667	Hanwha Techwin Co. Ltd.(a)	167,575
5,089	Hite Jinro Co. Ltd.	93,471
2,447	Hotel Shilla Co. Ltd.	109,243
2,115	Hyundai Department Store Co. Ltd.	200,738
5,820	Hyundai Development Co.-Engineering & Construction	228,626
4,151	Hyundai Greenfood Co. Ltd.	58,367
525	Hyundai Home Shopping Network Corp.	56,288
1,809	Hyundai Mipo Dockyard Co. Ltd.(a)	147,213
2,866	Hyundai Rotem Co. Ltd.(a)	52,766
4,291	Hyundai Wia Corp.	244,737
6,382	iMarketKorea, Inc.	74,594
12,884	JB Financial Group Co. Ltd.	68,502
892	Kakao Corp.	70,865
6,478	Kangwon Land, Inc.	205,800
11,513	KB Insurance Co. Ltd.	330,851
803	KCC Corp.	240,286
1,525	KEPCO Plant Service & Engineering Co. Ltd.	76,927
724	Kiwoom Securities Co. Ltd.	50,328
3,139	Kolon Industries, Inc.	188,688
2,069	Korea Aerospace Industries Ltd.	116,005
3,964	Korea Investment Holdings Co. Ltd.	178,709
211	Korea Petrochemical Industries Co. Ltd.	43,854
9,789	Korean Reinsurance Co.	97,210
2,464	Kumho Petrochemical Co. Ltd.	164,786
3,250	LF Corp.	71,261
1,022	LG Hausys Ltd.	89,815
250	LG Household & Health Care Ltd.	190,263
56	LG Household & Health Care Ltd. (Preference Shares)	26,329
1,891	LG Innotek Co. Ltd.	218,531
6,175	LG International Corp.	176,367
799	Lig Nex1 Co. Ltd.	56,665
72	Lotte Chilsung Beverage Co. Ltd.	106,111
404	Lotte Confectionery Co. Ltd.	72,783
2,527	Lotte Fine Chemical Co. Ltd.	85,499
2,063	Lotte Himart Co. Ltd.	99,714
4,085	LS Corp.	234,064
2,162	LS Industrial Systems Co. Ltd.	96,520
869	Mando Corp.	175,648
6,128	Meritz Fire & Marine Insurance Co. Ltd.	95,321

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
26,644	Meritz Securities Co. Ltd.	$96,704
23,027	Mirae Asset Daewoo Co. Ltd.	180,509
16,896	Mirae Asset Life Insurance Co. Ltd.	83,003
339	Naver Corp.	238,334
487	NCSOFT Corp.	154,073
3,914	Nexen Tire Corp.	46,951
13,353	NH Investment & Securities Co. Ltd.	154,899
1,624	NHN Entertainment Corp.(a)	88,771
284	Nongshim Co. Ltd.	79,118
2,853	OCI Co. Ltd.	197,822
214	Orion Corp.	127,132
17,706	Pan Ocean Co. Ltd.(a)	81,069
3,555	Paradise Co. Ltd.	44,051
4,588	Partron Co. Ltd.	43,949
2,994	Poongsan Corp.	102,747
9,815	POSCO Daewoo Corp.	207,013
970	S-1 Corp.	83,199
4,634	Samsung Card Co. Ltd.	162,489
21,365	Samsung Engineering Co. Ltd.(a)	229,065
1,923	Samsung SDS Co. Ltd.	232,369
7,425	Samsung Securities Co., Ltd.	225,771
512	Samyang Holdings Corp.	56,919
2,217	Seah Besteel Corp.	54,358
647	SeAH Steel Corp.	55,210
3,066	Seoul Semiconductor Co. Ltd.	50,655
3,856	Seoyon E-Hwa Co. Ltd.	46,425
1,072	Shinsegae, Inc.	192,657
4,265	SK Chemicals Co. Ltd.	236,132
940	SK Gas Co. Ltd.	97,065
37,258	SK Networks Co. Ltd.	262,270
3,506	SKC Co. Ltd.	88,274
8,591	Sungwoo Hitech Co. Ltd.	55,945
11,611	Taeyoung Engineering & Construction Co. Ltd.(a)	64,489
7,552	Tongyang Life Insurance Co. Ltd.	66,700
20,923	Tongyang, Inc.	39,625
58	Young Poong Corp.	48,066
3,018	Youngone Corp.	89,911
377	Yuhan Corp.	76,864

		13,166,624

	Spain—2.0%
16,833	Acerinox SA	234,994
3,801	Almirall SA	68,626
11,745	Applus Services SA	147,210
3,115	Axiare Patrimonio Socimi SA REIT	51,695
5,476	Bolsas y Mercados Espanoles SHMSF SA	196,186
3,562	Cellnex Telecom SA(c)	62,934
6,683	Cia de Distribucion Integral Logista Holdings SA	159,740
4,064	CIE Automotive SA	87,381
2,502	Construcciones y Auxiliar de Ferrocarriles SA	100,509
9,028	Ebro Foods SA	201,831
16,793	EDP Renovaveis SA	127,916
22,124	Ence Energia y Celulosa SA	79,022
6,140	Euskaltel SA(c)	62,429
14,044	Faes Farma SA	50,468

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Spain (continued)
11,065	Fomento de Construcciones y Contratas SA(a)	$102,419
10,081	Gamesa Corp. Tecnologica SA	217,743
3,026	Grupo Catalana Occidente SA	117,571
4,279	Hispania Activos Inmobiliarios SOCIMI SA REIT	64,582
10,684	Indra Sistemas SA(a)	146,418
13,967	Inmobiliaria Colonial SA	108,275
89,064	Liberbank SA(a)	119,002
9,924	Mediaset Espana Comunicacion SA	136,759
6,808	Melia Hotels International SA	101,047
10,660	MERLIN Properties SOCIMI SA REIT	126,123
19,899	NH Hotel Group SA(a)	103,036
18,988	Prosegur Compania de Seguridad SA	123,855
74,995	Sacyr SA(a)	187,831
3,202	Tecnicas Reunidas SA	126,746
3,096	Viscofan SA	185,224
7,166	Zardoya Otis SA	66,407

		3,663,979

	Sweden—3.0%
1,594	AAK AB	114,040
3,497	AF AB, Class B(b)	73,614
8,468	Attendo AB(c)	86,547
1,086	Avanza Bank Holding AB	43,613
11,528	Axfood AB	183,046
10,474	Betsson AB, Class B	89,543
3,420	Bilia AB, Class A	68,556
11,570	BillerudKorsnas AB	185,542
272	Bonava AB	4,356
5,852	Bonava AB, Class B	94,639
9,737	Bravida Holding AB(c)	68,837
16,766	Castellum AB	229,674
12,744	Cloetta AB, Class B	51,524
7,498	Com Hem Holding AB	93,399
21,716	Dometic Group AB(c)	161,862
18,761	Elekta AB, Class B(b)	195,877
9,195	Fabege AB	158,463
4,409	Fastighets AB Balder, Class B(a)	98,489
306	Fastighets AB Balder (Preference Shares)	11,750
3,671	Haldex AB	49,335
8,016	Hemfosa Fastigheter AB	74,323
901	Hemfosa Fastigheter AB (Preference Shares)	16,708
11,319	Hexpol AB, Class B(b)	125,848
5,510	Holmen AB, Class B	232,352
6,225	Hufvudstaden AB, Class A	97,578
30,001	Husqvarna AB, Class B	298,323
5,119	Indutrade AB(b)	120,997
3,751	Intrum Justitia AB(b)	149,111
1,219	Investment AB Latour, Class B	55,107
4,090	JM AB	144,019
48,626	Klovern AB, Class B(b)	51,235
1,219	Klovern AB (Preference Shares)	39,372
17,146	Kungsleden AB(b)	96,043
2,039	L E Lundbergforetagen AB, Class B	147,719
5,686	Lindab International AB	51,981
5,969	Loomis AB, Class B(b)	216,722
2,648	Lundin Petroleum AB(a)	50,569

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
4,760	Modern Times Group Mortgage AB, Class B	$155,355
3,625	Mycronic AB	35,821
9,644	Nibe Industrier AB, Class B	85,496
5,182	Nobia AB	53,635
3,928	Pandox AB, Class B	65,963
20,606	Peab AB, Class B	225,263
44,648	Ratos AB, Class B(b)	209,454
145	Ratos AB (Preference Shares)	30,786
3,056	Saab AB, Class B	151,578
39,750	SAS AB(a)(b)	65,541
1,837	SAS AB (Preference Shares)	112,235
2,912	Sweco AB, Class B	72,251
3,940	Thule Group AB(b)(c)	68,390
10,734	Wallenstam AB, Class B(a)	91,523
5,206	Wihlborgs Fastigheter AB(b)	101,477

		5,555,481

	Switzerland—3.1%
894	Allreal Holding AG	153,752
585	Also Holding AG	73,518
2,598	Arbonia AG(a)	48,283
406	Autoneum Holding AG	119,910
221	Banque Cantonale Vaudoise	160,069
112	Barry Callebaut AG	153,691
20	Belimo Holding AG	74,760
1,203	BKW AG	65,138
556	Bucher Industries AG	179,152
247	Burckhardt Compression Holding AG(b)	75,741
1,823	Cembra Money Bank AG	155,480
311	Daetwyler Holding AG-BR	52,612
2,647	DKSH Holding AG	212,861
114	dormakaba Holding AG	97,629
136	Emmi AG	99,324
244	EMS-CHEMIE HOLDING AG	152,829
715	Flughafen Zuerich AG	157,444
71	Forbo Holding AG	116,330
202	Galenica AG(b)	219,360
25,110	GAM Holding AG	321,616
897	Huber & Suhner AG	60,374
1,533	Implenia AG	117,657
48,047	IWG PLC	201,961
2,844	Kudelski SA-BR	49,283
4,738	Logitech International SA	158,259
509	Mobimo Holding AG	136,780
13,859	OC Oerlikon Corp. AG	166,372
1,893	Oriflame Holding AG	77,603
1,326	Panalpina Welttransport Holding AG	175,433
478	Partners Group Holding AG(b)	288,831
2,203	PSP Swiss Property AG	197,406
372	Rieter Holding AG	82,513
69	Schweiter Technologies AG-BR	82,901
937	SFS Group AG	93,470
218	Straumann Holding AG	114,973
1,711	Sulzer AG	199,555
3,170	Sunrise Communications Group AG(c)	235,493
358	Tecan Group AG	61,066
846	Temenos Group AG	73,216

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland (continued)
1,123	Valiant Holding AG	$128,833
374	Valora Holding AG	128,305
1,057	Vontobel Holding AG	62,223
2,467	Wizz Air Holdings PLC(a)(c)	56,333

		5,638,339

	United Kingdom—9.9%
49,793	AA PLC	168,329
8,716	Acacia Mining PLC	44,609
31,335	Ashmore Group PLC	140,997
103,937	Assura PLC REIT	82,362
10,539	Auto Trader Group PLC(c)	54,689
3,970	Aveva Group PLC	104,624
21,282	Berendsen PLC	231,007
10,279	Big Yellow Group PLC REIT	102,930
18,807	Bodycote PLC	202,803
16,847	Bovis Homes Group PLC	200,630
18,583	Brewin Dolphin Holdings PLC	78,617
23,741	Britvic PLC	204,254
16,376	BTG PLC(a)	144,174
43,681	Cairn Energy PLC(a)	109,803
53,400	Capital & Counties Properties PLC	218,174
27,950	Card Factory PLC	117,196
21,998	Chemring Group PLC	53,576
11,764	Cineworld Group PLC	107,146
5,366	Computacenter PLC	56,892
31,704	Countrywide PLC	69,626
2,999	Cranswick PLC	104,060
18,653	Crest Nicholson Holdings PLC	145,639
23,755	Daily Mail & General Trust PLC NV, Class A	219,895
16,229	Dairy Crest Group PLC	120,519
303,785	Debenhams PLC	201,227
2,688	Dechra Pharmaceuticals PLC	58,771
2,602	Dialog Semiconductor PLC(a)	121,697
1,573	Dignity PLC	50,734
5,147	Diploma PLC	73,848
15,542	Domino’s Pizza Group PLC	66,455
8,765	Dunelm Group PLC	68,775
85,031	EI Group PLC(a)	153,737
30,996	Electrocomponents PLC	208,125
39,089	Elementis PLC	153,838
28,006	Essentra PLC	196,200
39,245	esure Group PLC	124,394
32,063	Fenner PLC	139,689
42,185	Ferrexpo PLC	86,286
1,516	Fidessa Group PLC	46,425
10,002	Galliford Try PLC	186,337
92,162	Genel Energy PLC(a)	92,705
3,037	Genus PLC	67,384
6,695	Go-Ahead Group PLC	151,579
25,234	Grafton Group PLC	243,380
29,176	Grainger PLC	94,328
28,411	Great Portland Estates PLC REIT	254,357
9,116	Greggs PLC	126,784
33,587	Halfords Group PLC	162,428
14,858	Halma PLC	202,413
72,657	Hansteen Holdings PLC REIT	116,372

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
6,318	Hargreaves Lansdown PLC	$112,636
16,350	Hastings Group Holdings PLC(c)	63,945
4,561	Hill & Smith Holdings PLC	78,363
17,126	HomeServe PLC	148,229
32,196	Howden Joinery Group PLC	192,856
16,646	Hunting PLC	121,139
36,471	Indivior PLC	158,068
38,751	International Personal Finance PLC	80,465
53,957	Interserve PLC	161,254
25,624	ITE Group PLC	58,677
8,260	J D Wetherspoon PLC	106,276
6,710	Jardine Lloyd Thompson Group PLC	95,231
11,759	JD Sports Fashion PLC	67,699
36,265	Jupiter Fund Management PLC	222,672
8,575	Just Eat PLC(a)	64,012
16,644	KAZ Minerals PLC(a)	108,420
8,636	Keller Group PLC	103,460
9,883	Kennedy Wilson Europe Real Estate PLC	132,848
11,756	Kier Group PLC	203,501
77,389	Ladbrokes Coral Group PLC	131,060
48,917	Laird PLC	94,930
45,117	LondonMetric Property PLC REIT	98,295
77,337	Lonmin PLC(a)	110,060
39,069	Lookers PLC	65,709
107,281	Marston’s PLC	198,338
21,363	McCarthy & Stone PLC(c)	50,965
29,901	Merlin Entertainments PLC(c)	195,550
7,815	Micro Focus International PLC	261,664
29,525	Mitchells & Butlers PLC	101,263
83,503	Mitie Group PLC	226,435
29,252	Moneysupermarket.com Group PLC	130,905
25,190	Morgan Advanced Materials PLC	108,849
30,565	N Brown Group PLC	94,311
51,317	National Express Group PLC	237,216
14,162	Newriver REIT PLC REIT	63,743
14,382	Northgate PLC	100,476
19,170	Ocado Group PLC(a)	62,251
79,301	Ophir Energy PLC(a)	88,232
26,512	Pagegroup PLC	171,499
27,392	Paragon Group of Cos. PLC (The)	165,639
41,332	Pets at Home Group PLC	100,316
16,115	Playtech PLC	199,940
11,668	Polypipe Group PLC	60,125
106,007	Premier Foods PLC(a)	58,630
197,389	Premier Oil PLC(a)	158,969
16,590	PZ Cussons PLC	71,816
43,408	QinetiQ Group PLC	164,995
2,108	Rathbone Brothers PLC	64,117
118,075	Redefine International PLC REIT	58,431
12,698	Redrow PLC	94,708
1,632	Renishaw PLC	72,104
29,677	Restaurant Group PLC (The)	134,189
1,284	Rightmove PLC	69,537
50,766	Rotork PLC	161,503
17,475	RPC Group PLC	183,353
14,775	Safestore Holdings PLC REIT	77,416

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
91,401	Saga PLC	$247,852
11,092	Savills PLC	133,314
52,957	Senior PLC	146,892
130,545	Serco Group PLC(a)	195,240
15,943	Shaftesbury PLC REIT	192,237
122,415	SIG PLC	189,574
8,404	Spectris PLC	300,086
4,046	Spirax-Sarco Engineering PLC	272,195
24,930	Spire Healthcare Group PLC(c)	108,983
42,509	Sports Direct International PLC(a)	168,673
27,656	SSP Group PLC	159,185
18,205	St. Modwen Properties PLC	86,085
77,013	Stagecoach Group PLC	202,758
2,400	Supergroup PLC	49,525
14,333	SVG Capital PLC(a)	136,942
17,479	Synthomer PLC	111,846
89,979	TalkTalk Telecom Group PLC	224,905
4,627	Telecom Plus PLC	74,827
11,224	TP ICAP PLC	66,521
41,733	Tritax Big Box REIT PLC REIT	75,589
28,073	UBM PLC	258,050
5,232	Ultra Electronics Holdings PLC	141,605
17,104	Unite Group PLC (The) REIT	143,170
30,373	Vesuvius PLC	208,264
5,791	Victrex PLC	143,549
24,729	Virgin Money Holdings UK PLC	101,514
7,676	WH Smith PLC	175,676
10,148	Workspace Group PLC REIT	113,500
49,692	Worldpay Group PLC(c)	192,867
10,346	WS Atkins PLC	287,379

		18,206,912

	United States—0.3%
32,469	Alacer Gold Corp.(a)(b)	51,293
851,668	REC Silicon ASA(a)(b)	106,378
73,067	Samsonite International SA	282,308
9,721	Tahoe Resources, Inc.	78,632

		518,611

	Total Common Stocks and Other Equity Interests (Cost $157,915,113)	182,680,997

	Rights—0.0%
	Austria—0.0%
24,553	IMMOFINANZ AG, expiring 12/31/49(a)	0

	United Kingdom—0.0%
3,793	Tritax Big Box REIT PLC, expiring 05/10/17(a)	196

	Total Rights (Cost $0)	196

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $157,915,113)—99.8%	182,681,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.7%
4,938,999	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $4,938,999)	$4,938,999

	Total Investments (Cost $162,854,112)—102.5%	187,620,192
	Other assets less liabilities—(2.5)%	(4,624,198)

	Net Assets—100.0%	$182,995,994

Investment Abbreviations:

ADR—American Depositary Receipt

BR—Bearer Shares

CVA—Dutch Certificates

REIT—Real Estate Investment Trust

RSP—Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $4,560,784, which represented 2.49% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	34.0
Energy	18.2
Information Technology	11.0
Materials	9.4
Telecommunication Services	9.0
Consumer Staples	5.1
Consumer Discretionary	4.2
Utilities	3.2
Industrials	3.1
Real Estate	2.2
Health Care	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Brazil—13.4%
885,650	Ambev SA	$5,055,636
222,522	Banco Bradesco SA	2,264,315
916,376	Banco Bradesco SA (Preference Shares)	9,571,127
654,458	Banco do Brasil SA	6,720,941
138,400	Banco Santander Brasil SA	1,186,360
264,385	BM&FBOVESPA SA	1,571,201
140,570	BR Malls Participacoes SA(a)	617,422
62,909	Braskem SA (Preference Shares), Class A	671,412
207,900	BRF SA	2,586,076
101,000	BTG Pactual Group	586,967
187,500	CCR SA	1,037,499
115,710	Centrais Eletricas Brasileiras SA(a)	653,283
92,600	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	662,917
111,679	Cia Brasileira de Distribuicao (Preference Shares), Class A	2,504,992
108,892	Cia de Saneamento Basico do Estado de Sao Paulo	996,395
127,800	Cia Energetica de Sao Paulo (Preference Shares), Class B	723,140
344,482	Cia Siderurgica Nacional SA(a)	834,605
197,222	Cielo SA	1,485,885
81,580	Companhia Energetica de Minas Gerais—CEMIG	236,416
750,323	Companhia Energetica de Minas Gerais (Preference Shares)—CEMIG	2,082,927
17,400	Copel—Companhia Paranaense de Energia	127,013

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
82,208	Copel—Companhia Paranaense de Energia (Preference Shares), Class B	$749,658
108,168	CPFL Energia SA	879,195
258,867	Embraer SA	1,243,028
74,054	Engie Brasil Energia SA	787,119
31,300	Equatorial Energia SA	562,535
80,455	Fibria Celulose SA	739,458
78,600	Gerdau SA	237,609
523,617	Gerdau SA (Preference Shares)	1,604,179
1,064,517	Itau Unibanco Holding SA (Preference Shares)	13,065,192
584,418	Itausa—Investimentos Itau SA (Preference Shares)	1,806,895
531,282	JBS SA	1,705,723
204,200	Kroton Educacional SA	954,355
27,310	Lojas Americanas SA	116,794
94,520	Lojas Americanas SA (Preference Shares)	497,598
88,700	Lojas Renner SA	820,228
278,600	Marfrig Global Foods SA(a)	628,827
1,306,900	Metalurgica Gerdau SA (Preference Shares)(a)	1,879,374
78,200	Natura Cosmeticos SA	739,512
2,128,062	Petroleo Brasileiro SA(a)	9,553,261
2,456,747	Petroleo Brasileiro SA (Preference Shares)(a)	10,729,260
155,843	Telefonica Brasil SA (Preference Shares)	2,303,931
319,766	Tim Participacoes SA	1,025,634
129,496	Ultrapar Participacoes SA	2,850,790
595,523	Vale SA	5,071,291

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Brazil (continued)
888,127	Vale SA (Preference Shares)	$7,290,926

		110,018,901

	Chile—1.0%
6,773,140	Banco de Chile	817,687
19,838,968	Banco Santander Chile	1,177,000
342,460	Cencosud SA	976,373
7,501,772	Enel Americas SA	1,485,380
5,885,149	Enel Chile SA	649,939
964,860	Enel Generacion Chile SA	739,195
105,581	Latam Airlines Group SA(a)	1,333,196
77,608	S.A.C.I. Falabella	621,127
18,554	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	657,510

		8,457,407

	China—27.2%
11,347,434	Agricultural Bank of China Ltd., H-Shares	5,237,805
1,633,920	Aluminum Corp. of China Ltd., H-Shares(a)	804,612
323,896	Anhui Conch Cement Co. Ltd., H-Shares	1,134,826
32,738,869	Bank of China Ltd., H-Shares	15,869,462
3,792,632	Bank of Communications Co. Ltd., H-Shares	2,920,954
173,434	Beijing Enterprises Holdings Ltd.	847,374
2,058,141	Belle International Holdings Ltd.	1,610,407
3,009,882	China Cinda Asset Management Co. Ltd., H-Shares	1,145,509
3,294,186	China CITIC Bank Corp. Ltd., H-Shares	2,088,105
1,411,516	China Communications Construction Co. Ltd., H-Shares	1,941,900
1,159,035	China Communications Services Corp. Ltd., H-Shares	660,173
37,423,322	China Construction Bank Corp., H-Shares	30,410,013
1,385,129	China Everbright Bank Co. Ltd., H-Shares	650,040
2,202,685	China Evergrande Group	2,353,481
1,272,854	China Life Insurance Co. Ltd., H-Shares	3,870,499
940,596	China Longyuan Power Group Corp., H-Shares	724,415
1,271,359	China Merchants Bank Co. Ltd., H-Shares	3,301,998
384,425	China Merchants Port Holdings Co. Ltd.	1,099,762
2,373,454	China Minsheng Banking Corp. Ltd., H-Shares	2,337,582
1,651,808	China Mobile Ltd.	17,617,048
2,442,915	China National Building Material Co. Ltd., H-Shares	1,627,029
693,398	China Oilfield Services Ltd., H-Shares	640,124
953,566	China Overseas Land & Investment Ltd.	2,770,872
610,613	China Pacific Insurance (Group) Co. Ltd., H-Shares	2,257,153
14,442,465	China Petroleum & Chemical Corp. (Sinopec), H-Shares	11,698,739
1,939,097	China Power International Development Ltd.	723,027
955,029	China Railway Construction Corp. Ltd., H-Shares	1,335,988
1,626,711	China Railway Group Ltd., H-Shares	1,380,421
672,066	China Resources Beer Holdings Co. Ltd.(a)	1,617,614
760,515	China Resources Land Ltd.	2,112,121
758,346	China Resources Power Holdings Co. Ltd.	1,367,013

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
1,650,371	China Shenhua Energy Co. Ltd., H-Shares	$3,849,249
534,476	China Taiping Insurance Holdings Co. Ltd.(a)	1,333,175
7,502,841	China Telecom Corp. Ltd., H-Shares	3,665,781
3,315,812	China Unicom (Hong Kong) Ltd.	4,280,365
335,035	China Vanke Co. Ltd., H-Shares	850,344
1,001,076	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	688,617
1,216,162	CITIC Ltd.	1,763,834
469,091	CITIC Securities Co. Ltd., H-Shares	984,316
8,914,965	CNOOC Ltd.	10,396,427
2,178,955	Country Garden Holdings Co. Ltd.	2,073,181
615,740	CRRC Corp. Ltd., H-Shares	600,892
1,165,441	Dongfeng Motor Group Co. Ltd., H-Shares	1,225,747
159,975	ENN Energy Holdings Ltd.	868,004
644,596	Fosun International Ltd.	976,315
6,276,651	GCL-Poly Energy Holdings Ltd.(a)	758,600
439,071	Geely Automobile Holdings Ltd.	592,763
264,605	Gf Securities Co. Ltd., H-Shares	547,748
5,884,420	GOME Electrical Appliances Holding Ltd.	801,986
626,711	Great Wall Motor Co. Ltd., H-Shares	680,091
503,352	Guangdong Investment Ltd.	779,212
713,852	Guangzhou R&F Properties Co. Ltd., H-Shares	1,202,366
557,447	Haitong Securities Co. Ltd., H-Shares	920,292
116,647	Hengan International Group Co. Ltd.	872,878
2,315,963	Huaneng Power International, Inc., H-Shares	1,599,054
32,072,401	Industrial & Commercial Bank of China Ltd., H-Shares	20,948,473
566,800	Inner Mongolia Yitai Coal Co. Ltd., Class B	609,877
585,907	Jiangxi Copper Co. Ltd., H-Shares	914,544
283,725	Kingboard Chemical Holdings Ltd.	1,023,264
1,140,697	Kunlun Energy Co. Ltd.	1,031,057
5,165,220	Lenovo Group Ltd.	3,307,313
536,190	Longfor Properties Co. Ltd.	929,321
155,127	New China Life Insurance Co. Ltd., H-Shares	766,904
3,169,621	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,308,186
9,863,987	PetroChina Co. Ltd., H-Shares	6,950,087
1,660,495	PICC Property & Casualty Co. Ltd., H-Shares	2,673,001
1,022,802	Ping An Insurance (Group) Co. of China Ltd., H-Shares	5,760,005
1,748,615	Postal Savings Bank of China Co. Ltd.(a)(b)	1,137,632
238,652	Shanghai Industrial Holdings Ltd.	754,844
479,617	Shimao Property Holdings Ltd.	770,836
309,235	Sinopharm Group Co. Ltd., H-Shares	1,387,622
625,673	Sunac China Holdings Ltd.	815,723
133,465	Tencent Holdings Ltd.	4,176,814
343,085	Weichai Power Co. Ltd., H-Shares	556,696
778,730	Yanzhou Coal Mining Co. Ltd., H-Shares	673,844

		222,963,346

	Hong Kong—0.2%
325,050	Haier Electronics Group Co. Ltd.	754,788
1,027,006	Skyworth Digital Holdings Ltd.	596,855

		1,351,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	India—7.7%
51,084	Axis Bank Ltd. GDR(b)	$2,005,047
18,393	GAIL India Ltd. GDR(b)	717,327
8,827	HDFC Bank Ltd. ADR	702,718
241,583	ICICI Bank Ltd. ADR	2,070,366
410,731	Infosys Ltd. ADR	5,980,243
553,962	iShares MSCI India ETF	17,771,101
41,252	Larsen & Toubro Ltd. GDR(b)	1,119,992
55,993	Mahindra & Mahindra Ltd. GDR(b)	1,173,053
357,567	PowerShares India Portfolio(c)	8,284,827
233,033	Reliance Industries Ltd. GDR(a)(b)	10,078,677
80,505	State Bank of India GDR(b)	3,630,776
89,345	Tata Motors Ltd. ADR	3,186,936
342,020	Tata Steel Ltd. GDR(b)	2,366,778
155,132	Vedanta Ltd. ADR	2,358,007
169,877	Wipro Ltd. ADR	1,673,289

		63,119,137

	Indonesia—1.9%
4,900,150	PT Adaro Energy Tbk	652,545
4,045,666	PT Astra International Tbk	2,716,536
1,366,926	PT Bank Central Asia Tbk	1,820,312
2,071,816	PT Bank Mandiri Persero Tbk	1,818,610
1,941,307	PT Bank Negara Indonesia (Persero) Tbk	928,489
2,414,112	PT Bank Rakyat Indonesia (Persero) Tbk	2,336,413
1,137,579	PT Indofood Sukses Makmur Tbk	714,774
4,822,956	PT Perusahaan Gas Negara Persero Tbk(a)	879,269
10,000,435	PT Telekomunikasi Indonesia Persero Tbk	3,278,708
459,582	PT United Tractors Tbk	927,508

		16,073,164

	Malaysia—2.7%
658,900	Axiata Group Bhd	781,694
2,030,400	CIMB Group Holdings Bhd	2,684,749
817,200	DiGi.com Bhd	967,613
386,800	Genting Bhd	876,782
617,000	Genting Malaysia Bhd	834,322
565,700	IOI Corp. Bhd	598,149
131,900	Kuala Lumpur Kepong Bhd	745,033
1,197,300	Malayan Banking Bhd	2,642,279
704,000	Petronas Chemicals Group Bhd	1,183,875
158,700	Petronas Gas Bhd	675,599
700,900	Public Bank Bhd	3,222,751
1,736,400	Sapura Energy Bhd	800,000
1,253,200	Sime Darby Bhd	2,693,471
1,090,500	Tenaga Nasional Bhd	3,501,859

		22,208,176

	Mexico—4.8%
1,285,033	Alfa SAB de CV, Class A	1,751,725
14,698,794	America Movil SAB de CV, Series L	11,207,417
5,140,972	Cemex SAB de CV, Series CPO(a)(d)	4,691,896
130,520	Coca-Cola Femsa SAB de CV, Series L	940,983
722,825	Fibra Uno Administracion SA de CV REIT	1,252,334
476,754	Fomento Economico Mexicano SAB de CV	4,255,873
313,938	Grupo Bimbo SAB de CV, Series A	762,275
551,348	Grupo Financiero Banorte SAB de CV, Class O	3,165,252

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico (continued)
487,083	Grupo Financiero Inbursa SAB de CV, Class O	$815,922
724,206	Grupo Financiero Santander Mexico SAB de CV, Series B	1,305,099
929,882	Grupo Mexico SAB de CV, Series B	2,713,049
450,755	Grupo Televisa SAB, Series CPO(e)	2,169,249
28,270	Industrias Penoles SAB de CV	682,478
338,436	Mexichem SAB de CV	919,307
1,207,480	Wal-Mart de Mexico SAB de CV	2,704,109

		39,336,968

	Poland—2.3%
64,101	Bank Pekao SA	2,321,291
268,719	Energa SA	689,591
91,543	KGHM Polska Miedz SA	2,903,469
432,705	PGE Polska Grupa Energetyczna SA	1,285,450
146,264	Polski Koncern Naftowy Orlen SA	4,371,489
534,633	Polskie Gornictwo Naftowe i Gazownictwo SA	911,901
279,288	Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,539,440
283,052	Powszechny Zaklad Ubezpieczen SA	3,121,361
813,172	Tauron Polska Energia SA(a)	689,307

		18,833,299

	Russia—9.9%
5,339,442	Gazprom PJSC ADR	25,362,350
322,941	LUKOIL PJSC ADR	16,038,865
53,147	Magnit PJSC GDR(b)	1,857,488
70,813	MegaFon PJSC GDR(b)	756,991
165,702	MMC Norilsk Nickel PJSC ADR	2,549,325
345,251	Mobile TeleSystems PJSC ADR	3,562,990
16,155	Novatek PJSC GDR(b)	1,957,986
685,176	Rosneft Oil Co. PJSC GDR(b)	3,792,449
463,621	RusHydro PJSC ADR	707,022
958,241	Sberbank of Russia PJSC ADR	11,393,485
71,573	Severstal PJSC GDR(b)	979,119
95,785	Sistema PJSC FC GDR(b)	805,552
900,420	Surgutneftegas OJSC ADR	4,408,456
92,263	Tatneft PJSC ADR	3,611,174
1,445,666	VTB Bank PJSC GDR(b)	3,340,934

		81,124,186

	South Africa—8.8%
132,684	AngloGold Ashanti Ltd.	1,498,869
38,114	Aspen Pharmacare Holdings Ltd.	789,491
215,241	Barclays Africa Group Ltd.	2,364,093
124,285	Barloworld Ltd.	1,118,252
85,447	Bid Corp. Ltd.	1,807,674
69,282	Bidvest Group Ltd. (The)	825,716
113,467	Brait SE(a)	723,340
73,574	Exxaro Resources Ltd.	626,028
801,868	FirstRand Ltd.	2,986,690
51,309	Foschini Group Ltd. (The)	611,932
533,286	Gold Fields Ltd.	1,743,253
697,039	Growthpoint Properties Ltd. REIT	1,334,315
384,863	Impala Platinum Holdings Ltd.(a)	1,235,070
93,534	Imperial Holdings Ltd.	1,181,008
96,741	Investec Ltd.	723,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Africa (continued)
55,198	Kumba Iron Ore Ltd.(a)	$717,868
289,619	Life Healthcare Group Holdings Ltd.	621,706
402,924	MMI Holdings Ltd.	701,758
26,090	Mondi Ltd.	675,908
48,502	Mr Price Group Ltd.	569,322
1,006,408	MTN Group Ltd.	9,512,327
28,545	Naspers Ltd., Class N	5,414,246
80,599	Nedbank Group Ltd.	1,357,694
327,470	Netcare Ltd.	648,640
115,221	Pick n Pay Stores Ltd.	546,673
991,057	Redefine Properties Ltd. REIT	814,542
82,656	Remgro Ltd.	1,370,050
482,694	Sanlam Ltd.	2,556,696
211,158	Sappi Ltd.	1,566,675
301,307	Sasol Ltd.	9,230,288
107,230	Shoprite Holdings Ltd.	1,680,908
299,302	Sibanye Gold Ltd.	604,922
61,657	SPAR Group Ltd. (The)	830,063
489,351	Standard Bank Group Ltd.	5,424,497
447,117	Steinhoff International Holdings NV	2,275,047
127,066	Telkom SA SOC Ltd.	709,965
29,172	Tiger Brands Ltd.	880,473
118,402	Truworths International Ltd.	765,505
169,316	Vodacom Group Ltd.	1,912,937
215,669	Woolworths Holdings Ltd.	1,168,283

		72,126,633

	Taiwan—13.9%
1,987,000	Advanced Semiconductor Engineering, Inc.	2,499,309
136,738	Asustek Computer, Inc.	1,343,768
7,187,000	AU Optronics Corp.	3,001,432
172,000	Catcher Technology Co. Ltd.	1,767,260
2,389,440	Cathay Financial Holding Co. Ltd.	3,833,114
509,894	Cheng Shin Rubber Industry Co. Ltd.	1,052,878
1,091,896	China Life Insurance Co. Ltd.	1,016,946
2,459,360	China Steel Corp.	1,972,640
1,105,000	Chunghwa Telecom Co. Ltd.	3,735,706
1,282,054	Compal Electronics, Inc.	858,357
4,507,838	CTBC Financial Holding Co. Ltd.	2,816,372
402,506	Delta Electronics, Inc.	2,267,940
1,613,057	E.Sun Financial Holding Co. Ltd.	975,715
427,000	Far EasTone Telecommunications Co. Ltd.	1,051,543
2,196,810	First Financial Holding Co. Ltd.	1,339,740
853,920	Formosa Chemicals & Fibre Corp.	2,626,488
254,000	Formosa Petrochemical Corp.	888,171
866,280	Formosa Plastics Corp.	2,604,209
281,102	Foxconn Technology Co. Ltd.	857,160
2,191,928	Fubon Financial Holding Co. Ltd.	3,436,353
4,274,330	Hon Hai Precision Industry Co. Ltd.	13,997,011
691,233	HTC Corp.(a)	1,658,721
7,952,490	Innolux Corp.	3,716,486
1,218,000	Inventec Corp.	906,304
5,000	Largan Precision Co. Ltd.	831,096
591,313	Lite-On Technology Corp.	1,030,893
479,091	MediaTek, Inc.	3,445,784
2,285,080	Mega Financial Holding Co. Ltd.	1,836,638
1,065,940	Nan Ya Plastics Corp.	2,568,488

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
189,000	Novatek Microelectronics Corp.	$726,658
1,026,106	Pegatron Corp.	3,023,460
503,740	Pou Chen Corp.	705,413
222,200	Powertech Technology, Inc.	697,436
111,000	President Chain Store Corp.	965,745
807,000	Quanta Computer, Inc.	1,671,721
314,000	Radiant Opto-Electronics Corp.	655,663
3,181,908	Shin Kong Financial Holding Co. Ltd.(a)	848,973
439,000	Siliconware Precision Industries Co. Ltd.	711,514
1,935,337	Taishin Financial Holding Co. Ltd.	798,613
771,089	Taiwan Cement Corp.	897,061
354,400	Taiwan Mobile Co. Ltd.	1,309,721
3,296,000	Taiwan Semiconductor Manufacturing Co. Ltd.	21,247,953
1,416,000	Tatung Co. Ltd.(a)	518,604
294,000	TPK Holding Co. Ltd.(a)	1,052,401
1,323,941	Uni-President Enterprises Corp.	2,444,185
3,527,000	United Microelectronics Corp.	1,408,649
1,261,000	Walsin Lihwa Corp.	566,324
1,952,018	Wistron Corp.	1,843,907
549,000	WPG Holdings Ltd.	696,008
2,417,671	Yuanta Financial Holding Co. Ltd.	1,033,706

		113,760,237

	Thailand—3.6%
387,325	Advanced Info Service PCL NVDR	1,959,580
680,430	Bangchak Corp. PCL NVDR	629,481
78,129	Bangkok Bank PCL NVDR	405,439
100,661	Bangkok Bank PCL (Foreign Shares)	544,192
1,808,648	Banpu PCL NVDR	1,003,933
1,564,956	Charoen Pokphand Foods PCL NVDR	1,210,251
684,354	CP ALL PCL NVDR	1,206,869
5,293,540	IRPC PCL NVDR	857,006
251,278	Kasikornbank PCL NVDR	1,343,927
2,356,992	Krung Thai Bank PCL NVDR	1,349,189
709,104	PTT Exploration & Production PCL NVDR	1,993,650
919,547	PTT Global Chemical PCL NVDR	1,993,814
726,080	PTT PCL NVDR	8,165,514
95,131	Siam Cement PCL (The) NVDR	1,474,132
692,386	Siam Commercial Bank PCL (The) NVDR	3,122,643
483,405	Thai Oil PCL NVDR	1,090,072
491,485	Thanachart Capital PCL NVDR	671,369
560,607	Total Access Communication PCL NVDR	672,599

		29,693,660

	Turkey—2.4%
832,215	Akbank TAS	2,227,046
53,093	BIM Birlesik Magazalar AS	867,267
596,968	Eregli Demir ve Celik Fabrikalari TAS	1,093,566
504,869	Haci Omer Sabanci Holding AS	1,503,064
340,139	KOC Holding AS	1,598,402
77,080	Tupras Turkiye Petrol Rafinerileri AS	1,941,234
540,506	Turk Hava Yollari AO(a)	921,693
356,191	Turk Telekomunikasyon AS	639,465
341,129	Turkcell Iletisim Hizmetleri AS(a)	1,191,252
896,190	Turkiye Garanti Bankasi AS	2,418,420
466,604	Turkiye Halk Bankasi AS	1,546,703

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Turkey (continued)
818,055	Turkiye Is Bankasi AS, Class C	$1,613,666
667,405	Turkiye Vakiflar Bankasi TAO, Class D	1,139,964
566,756	Yapi ve Kredi Bankasi AS(a)	687,364

		19,389,106

	Total Common Stocks and Other Equity Interests (Cost $748,121,779)	818,455,863

	Rights—0.0%
	China—0.0%
7,585	Bank of Communications Co. Ltd., H-Shares, expiring 05/11/17(a)	0

	Taiwan—0.0%
96,613	E.Sun Financial Holding Co. Ltd., expiring 05/02/17(a)	10,407

	Total Rights (Cost $0)	10,407

	Money Market Fund—0.1%
606,896	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(f) (Cost $606,896)	606,896

	Total Investments (Cost $748,728,675)—99.9%	819,073,166
	Other assets less liabilities—0.1%	899,308

	Net Assets—100.0%	$819,972,474

Investment Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $35,719,801, which represented 4.36% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for the PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated with the Fund. See Note 4.
(d)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.
(e)	Each CPO for Grupo Televisa SAB represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Global Agriculture Portfolio (PAGG)

April 30, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Agricultural Products	53.0
Fertilizers & Agricultural Chemicals	46.9
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests -99.9%
	Australia—4.7%
62,455	Costa Group Holdings Ltd.	$205,511
62,847	GrainCorp Ltd., Class A	419,241
60,020	Nufarm Ltd.	456,490

		1,081,242

	Canada—7.7%
104,351	Potash Corp. of Saskatchewan, Inc.	1,756,864

	China—1.7%
644,164	China Agri-Industries Holdings Ltd.(a)	318,871
511,935	Sinofert Holdings Ltd.	68,455

		387,326

	Germany—4.0%
38,702	K+S AG(b)	923,176

	Hong Kong—0.7%
1,897,913	C.P. Pokphand Co. Ltd.	163,496

	Indonesia—5.7%
2,008,915	Golden Agri-Resources Ltd.	517,428
112,395	PT Astra Agro Lestari Tbk	121,426
2,107,778	PT Charoen Pokphand Indonesia Tbk	504,450
3,131,291	PT Eagle High Plantations Tbk(a)	73,766
817,236	PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	85,531

		1,302,601

	Ireland—0.8%
23,479	Origin Enterprises PLC	190,477

	Israel—3.7%
148,792	Israel Chemicals Ltd.	643,302
1,193	Israel Corp. Ltd. (The)(a)	214,854

		858,156

	Japan—2.5%
7,954	Hokuto Corp.	149,276
17,816	Kumiai Chemical Industry Co. Ltd.(b)	102,769
10,385	Sakata Seed Corp.	327,472

		579,517

	Malaysia—8.1%
351,700	Felda Global Ventures Holdings Bhd	172,569
83,800	Genting Plantations Bhd	220,455

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Malaysia (continued)
717,290	IOI Corp. Bhd	$758,434
109,074	Kuala Lumpur Kepong Bhd	616,101
15,200	United Plantations Bhd	98,042

		1,865,601

	Netherlands—1.8%
20,889	OCI NV(a)	406,263

	Norway—3.9%
23,831	Yara International ASA	887,977

	Russia—4.2%
65,771	PhosAgro PJSC GDR(c)	970,122

	Singapore—4.7%
138,847	First Resources Ltd.	186,262
348,643	Wilmar International Ltd.	885,514

		1,071,776

	Taiwan—1.3%
217,099	Taiwan Fertilizer Co. Ltd.	293,581

	Turkey—0.1%
23,418	Gubre Fabrikalari TAS	32,157

	United Kingdom—1.6%
1,143,642	Sirius Minerals PLC(a)	373,596

	United States—42.7%
38,647	Archer-Daniels-Midland Co.	1,768,100
22,178	Bunge Ltd.	1,752,727
33,684	Darling Ingredients, Inc.(a)	509,639
15,752	FMC Corp.	1,153,519
7,639	Fresh Del Monte Produce, Inc.	468,271
13,413	Ingredion, Inc.	1,660,798
58,201	Mosaic Co. (The)	1,567,353
9,440	Scotts Miracle-Gro Co. (The)	911,904

		9,792,311

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $26,166,425)—99.9%	22,936,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Global Agriculture Portfolio (PAGG) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.5%
807,977	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $807,977)	$807,977

	Total Investments (Cost $26,974,402)—103.4%	23,744,216
	Other assets less liabilities—(3.4)%	(781,891)

	Net Assets—100.0%	$22,962,325

Investment Abbreviations:

GDR—Global Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented 4.22% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares Global Clean Energy Portfolio (PBD)

April 30, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Renewable Electricity	23.4
Electrical Components & Equipment	12.6
Heavy Electrical Equipment	9.6
Semiconductors	9.4
Semiconductor Equipment	8.1
Building Products	4.1
Electric Utilities	3.9
Automobile Manufacturers	3.8
Independent Power Producers & Energy Traders	3.3
Oil & Gas Refining & Marketing	2.6
Electronic Equipment & Instruments	2.4
Industrial Machinery	2.2
Mortgage REITs	2.0
Electronic Components	2.0
Diversified Support Services	1.9
Specialty Chemicals	1.5
Application Software	1.1
Environmental & Facilities Services	1.0
Packaged Foods & Meats	1.0
Research & Consulting Services	1.0
Construction & Engineering	0.9
Investment Companies	0.9
Auto Parts & Equipment	0.6
Electronic Manufacturing Services	0.5
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Austria—0.7%
23,435	Verbund AG	$389,173

	Brazil—1.0%
93,600	Sao Martinho SA	520,845

	Canada—5.8%
77,126	Ballard Power Systems, Inc.(a)(b)	252,142
53,053	Boralex, Inc., Class A	810,559
58,274	Canadian Solar, Inc.(a)(b)	775,044

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
37,251	Innergex Renewable Energy, Inc.	$379,784
72,320	TransAlta Renewables, Inc.(a)	824,595

		3,042,124

	China—12.7%
151,921	BYD Co. Ltd., H-Shares	895,601
393,876	China Everbright International Ltd.	532,761
1,058,822	China Longyuan Power Group Corp., H-Shares	815,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Global Clean Energy Portfolio (PBD) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
373,886	China Power New Energy Development Co. Ltd.	$228,344
409,081	China Singyes Solar Technologies Holdings Ltd.	191,455
1,804,945	China Titans Energy Technology Group Co. Ltd.(b)	266,882
5,128,072	GCL-Poly Energy Holdings Ltd.(b)	619,782
2,411,211	Huaneng Renewables Corp. Ltd., H-Shares	843,260
31,811	JA Solar Holdings Co. Ltd. ADR(a)(b)	222,995
74,393	Kandi Technologies Group, Inc.(a)(b)	305,011
2,615,054	Shunfeng International Clean Energy Ltd.(b)	161,391
532,965	Wasion Group Holdings Ltd.	259,714
514,022	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares	749,466
2,066,280	Xinyi Solar Holdings Ltd.	645,584

		6,737,714

	Denmark—4.5%
22,293	DONG Energy A/S(c)	878,037
13,402	Novozymes A/S, Class B	578,873
10,617	Vestas Wind Systems A/S	914,053

		2,370,963

	Finland—1.9%
121,061	Caverion Corp.(a)(b)	988,720

	France—0.3%
8,376	Albioma SA	161,078

	Germany—6.0%
27,953	Capital Stage AG	192,347
60,835	Nordex SE(a)(b)	916,848
15,793	Osram Licht AG	1,057,492
17,903	Senvion SA(b)	244,668
25,045	SMA Solar Technology AG(a)	647,864
13,197	VERBIO Vereinigte BioEnergie AG	130,286

		3,189,505

	Guernsey—1.7%
647,968	Renewables Infrastructure Group Ltd. (The)	909,565

	Hong Kong—4.7%
893,960	Canvest Environmental Protection Group Co. Ltd.(c)	510,338
762,236	China High Speed Transmission Equipment Group Co. Ltd.	740,915
20,685,945	FDG Electric Vehicles Ltd.(b)	957,492
1,645,563	United Photovoltaics Group Ltd.(b)	253,894

		2,462,639

	Ireland—2.0%
30,357	Kingspan Group PLC	1,055,683

	Japan—5.4%
14,000	eRex Co. Ltd.	167,794
183,194	GS Yuasa Corp.	848,014
270,335	Meidensha Corp.	987,049
7,477	Odelic Co. Ltd.	262,269
16,439	Takuma Co. Ltd.	170,628
39,439	Tanaka Chemical Corp.(a)(b)	235,282
25,861	West Holdings Corp.	181,888

		2,852,924

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands—2.2%
34,696	Philips Lighting NV(b)(c)	$1,173,515

	New Zealand—1.5%
116,104	Contact Energy Ltd.	415,295
181,344	Mercury NZ Ltd.	400,273

		815,568

	Philippines—0.8%
3,361,018	Energy Development Corp.	405,623

	Spain—5.3%
31,143	Atlantica Yield PLC	649,020
124,787	EDP Renovaveis SA	950,528
42,607	Gamesa Corp. Tecnologica SA	920,282
27,318	Saeta Yield SA	269,814

		2,789,644

	Sweden—2.1%
123,132	Nibe Industrier AB, Class B	1,091,596

	Switzerland – 0.8%
2,062	Credit Suisse Real Estate Fund Green Property	275,292
213,220	Meyer Burger Technology AG(b)	175,639

		450,931

	Taiwan—4.8%
253,000	Advanced Lithium Electrochemistry Cayman Co. Ltd.(b)	216,347
969,131	Epistar Corp.(b)	963,638
172,000	Everlight Electronics Co. Ltd.	270,790
61,000	Gigasolar Materials Corp.	535,779
197,000	Motech Industries, Inc.(b)	174,010
389,241	Neo Solar Power Corp.(b)	181,261
122,000	Sino-American Silicon Products, Inc.	177,111

		2,518,936

	Thailand—2.7%
697,966	Energy Absolute PCL NVDR	544,813
304,834	SPCG PCL NVDR	183,306
16,446,582	Superblock PCL NVDR(b)	717,963

		1,446,082

	Turkey—0.2%
467,013	Akenerji Elektrik Uretim AS(b)	118,273

	United Kingdom—4.6%
22,085	Dialight PLC(b)	283,582
129,068	Drax Group PLC	539,351
114,989	GCP Infrastructure Investments Ltd.	190,719
567,188	Greencoat UK Wind PLC	920,918
25,218	Ricardo PLC	286,291
126,450	Utilitywise PLC	233,532

		2,454,393

	United States—28.1%
4,916	Acuity Brands, Inc.	865,708
47,283	Ameresco, Inc., Class A(b)	304,975
36,043	Cree, Inc.(b)	788,621
50,722	EnerNOC, Inc.(b)	286,579
23,388	First Solar, Inc.(a)(b)	691,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares Global Clean Energy Portfolio (PBD) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United States (continued)
23,476	Green Plains, Inc.	$539,948
49,264	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,079,867
15,672	Itron, Inc.(b)	1,016,329
28,466	LSI Industries, Inc.	258,187
43,927	Maxwell Technologies, Inc.(b)	267,955
49,633	NRG Yield, Inc., Class C	878,504
7,053	Ormat Technologies, Inc.	416,550
41,931	Pattern Energy Group, Inc.	923,321
122,272	Plug Power, Inc.(a)(b)	273,889
1,496,819	REC Silicon ASA(b)	186,961
15,380	Renewable Energy Group, Inc.(b)	160,721
25,783	Silver Spring Networks, Inc.(b)	294,184
12,576	SolarEdge Technologies, Inc.(a)(b)	203,102
107,532	SunPower Corp.(a)(b)	746,272
38,186	Sunrun, Inc.(a)(b)	202,004
54,074	TerraForm Power, Inc., Class A(b)	680,792
3,613	Tesla, Inc.(a)(b)	1,134,735
15,143	TPI Composites, Inc.(a)(b)	297,560
11,658	Universal Display Corp.	1,041,642
33,042	Veeco Instruments, Inc.(b)	1,090,386
69,867	Vivint Solar, Inc.(a)(b)	209,601

		14,839,508

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $47,095,986)—99.8%	52,785,002

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—14.3%
7,561,213	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $7,561,213)	7,561,213

	Total Investments (Cost $54,657,199)—114.1%	60,346,215
	Other assets less liabilities—(14.1)%	(7,447,336)

	Net Assets—100.0%	$52,898,879

Investment Abbreviations:

ADR—American Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2017.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $2,561,890, which represented 4.84% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

April 30, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Gold	82.2
Silver	10.0
Precious Metals & Minerals	7.5
Diversified Metals & Mining	0.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks—100.0%
	Australia—12.5%
276,016	Evolution Mining Ltd.	$472,698
155,723	Newcrest Mining Ltd.	2,464,239
137,058	Northern Star Resources Ltd.	438,695
139,529	OceanaGold Corp.	454,110
44,682	Orocobre Ltd.(a)	105,258
114,338	Regis Resources Ltd.	279,610
171,401	Saracen Mineral Holdings Ltd.(a)	119,209
97,612	St. Barbara Ltd.(a)	197,098

		4,530,917

	Canada—51.8%
35,626	Agnico Eagle Mines Ltd.	1,700,136
68,166	Alamos Gold, Inc., Class A	487,078
187,180	B2Gold Corp.(a)	469,559
162,360	Barrick Gold Corp.	2,709,760
48,527	Centerra Gold, Inc.	250,212
39,843	Detour Gold Corp.(a)	502,664
163,542	Eldorado Gold Corp.	596,851
37,534	First Majestic Silver Corp.(a)(b)	304,708
36,253	Fortuna Silver Mines, Inc.(a)	166,245
36,249	Franco-Nevada Corp.	2,461,316
184,477	Goldcorp, Inc.	2,566,191
39,060	Guyana Goldfields, Inc.(a)	193,400
93,316	IAMGOLD Corp.(a)	384,921
269,946	Kinross Gold Corp.(a)	937,792
42,166	Kirkland Lake Gold Ltd.(a)	291,427
18,420	MAG Silver Corp.(a)	224,979
131,335	New Gold, Inc.(a)	371,730
49,165	NovaGold Resources, Inc.(a)	203,521
24,312	Osisko Gold Royalties Ltd.	258,536
32,816	Pan American Silver Corp.	549,373
41,842	Premier Gold Mines Ltd.(a)	84,461
32,940	Sandstorm Gold Ltd.(a)(b)	113,952
9,298	Seabridge Gold, Inc.(a)	95,748
74,136	SEMAFO, Inc.(a)	170,253
27,250	Silver Standard Resources, Inc.(a)	280,612
76,912	Silver Wheaton Corp.	1,532,277

Number of Shares		Value
	Common Stocks (continued)
	Canada (continued)
18,196	Torex Gold Resources, Inc.(a)	$307,681
203,332	Yamana Gold, Inc.	545,768

		18,761,151

	China—1.7%
165,133	Zhaojin Mining Industry Co. Ltd., H-Shares	143,528
1,308,081	Zijin Mining Group Co. Ltd., H-Shares	462,514

		606,042

	Japan—0.4%
8,260	Asahi Holdings, Inc.	153,907

	Jersey Island—5.5%
249,792	Centamin PLC	571,685
16,075	Randgold Resources Ltd.	1,415,238

		1,986,923

	Mexico—2.2%
42,044	Fresnillo PLC	789,807

	Monaco—0.6%
14,059	Endeavour Mining Corp.(a)	231,558

	Peru—0.3%
34,728	Hochschild Mining PLC	114,210

	Russia—1.7%
46,033	Polymetal International PLC	604,485

	South Africa—8.1%
13,540	Anglo American Platinum Ltd.(a)	333,913
78,264	AngloGold Ashanti Ltd.	884,112
157,494	Gold Fields Ltd.	514,831
66,244	Harmony Gold Mining Co. Ltd.	143,439
120,740	Impala Platinum Holdings Ltd.(a)	387,469
102,383	Northam Platinum Ltd.(a)	380,195
133,573	Sibanye Gold Ltd.	269,965

		2,913,924

	Turkey—0.2%
10,441	Koza Altin Isletmeleri AS(a)	56,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares Global Gold and Precious Metals Portfolio (PSAU) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	United Kingdom—0.6%
29,013	Acacia Mining PLC	$148,491
41,898	Lonmin PLC(a)	59,626

		208,117

	United States—14.4%
66,674	Alacer Gold Corp.(a)(b)	105,329
34,296	Coeur Mining, Inc.(a)	310,722
78,516	Hecla Mining Co.	427,912
87,751	Newmont Mining Corp.	2,966,861
12,674	Royal Gold, Inc.	895,798
64,711	Tahoe Resources, Inc.	523,443

		5,230,065

	Total Common Stocks (Cost $40,845,427)	36,187,839

	Money Market Fund—0.1%
37,264	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $37,264)	37,264

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $40,882,691)—100.1%	36,225,103

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.1%
408,429	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(c)(d) (Cost $408,429)	408,429

	Total Investments (Cost $41,291,120)—101.2%	36,633,532
	Other assets less liabilities—(1.2)%	(421,871)

	Net Assets—100.0%	$36,211,661

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares Global Water Portfolio (PIO)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	39.8
Utilities	36.7
Health Care	11.4
Materials	7.9
Information Technology	2.5
Consumer Discretionary	1.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments

Number of Shares		Value
	Common Stocks—100.0%
	Brazil—1.9%
395,741	Cia de Saneamento Basico do Estado de Sao Paulo	$3,621,151

	Canada—0.9%
15,470	Pure Technologies Ltd.	51,027
63,412	Stantec, Inc.	1,624,605

		1,675,632

	Cayman Islands—0.0%
5,895	Consolidated Water Co. Ltd.	69,561

	China—5.3%
4,890,252	Beijing Enterprises Water Group Ltd.	3,747,440
463,762	China Everbright Water Ltd.	154,288
6,634,485	CT Environmental Group Ltd.	1,236,894
3,124,283	Guangdong Investment Ltd.	4,836,532

		9,975,154

	Finland—0.3%
27,113	Uponor Oyj	513,435

	France—12.3%
398,974	Suez	6,553,869
873,429	Veolia Environnement SA(a)	16,587,538

		23,141,407

	Hong Kong—0.4%
1,116,578	China Water Affairs Group Ltd.	746,534

	Italy—1.0%
683,831	Hera SpA	1,955,471

	Japan—5.9%
136,231	Kurita Water Industries Ltd.	3,514,850
23,864	METAWATER Co. Ltd.	622,986
9,907	Torishima Pump Manufacturing Co. Ltd.	92,253
178,741	TOTO Ltd.	6,822,849

		11,052,938

Number of Shares		Value
	Common Stocks (continued)
	Netherlands—2.7%
84,170	Aalberts Industries NV	$3,338,145
97,822	Arcadis NV(a)	1,694,252

		5,032,397

	Singapore—0.1%
686,132	SIIC Enviornment Holdings Ltd.(b)	260,178

	South Korea—1.7%
37,163	Coway Co. Ltd.	3,282,258

	Spain—2.0%
45,752	Acciona SA	3,773,490

	Switzerland—13.8%
31,212	Geberit AG	14,209,933
184,700	Wolseley PLC	11,718,382

		25,928,315

	United Kingdom—15.3%
340,908	Halma PLC	4,644,253
479,200	Pennon Group PLC	5,313,099
83,652	Pentair PLC	5,396,391
217,127	Severn Trent PLC	6,531,111
550,594	United Utilities Group PLC	6,934,541

		28,819,395

	United States—36.4%
75,964	A.O. Smith Corp.	4,092,940
67,453	American Water Works Co., Inc.	5,380,051
42,582	Aqua America, Inc.	1,409,038
167,612	Danaher Corp.	13,967,108
115,667	Ecolab, Inc.	14,931,453
147,429	HD Supply Holdings, Inc.(b)	5,941,389
19,444	IDEX Corp.	2,036,954
34,271	Roper Technologies, Inc.	7,495,068
44,125	Waters Corp.(b)	7,496,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares Global Water Portfolio (PIO) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	United States—(continued)
114,726	Xylem, Inc.	$5,898,064

		68,648,461

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $150,916,998)—100.0%	188,495,777

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.6%
4,827,440	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(c)(d) (Cost $4,827,440)	4,827,440

	Total Investments (Cost $155,744,438)—102.6%	193,323,217
	Other assets less liabilities—(2.6)%	(4,863,463)

	Net Assets—100.0%	$188,459,754

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2017.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares International BuyBack AchieversTM Portfolio (IPKW)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Consumer Discretionary	30.2
Information Technology	14.7
Consumer Staples	12.9
Financials	10.6
Health Care	9.7
Industrials	6.8
Telecommunication Services	5.2
Energy	4.6
Real Estate	2.9
Materials	2.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—1.5%
1,473,502	Asaleo Care Ltd.	$1,978,015

	Brazil—5.1%
527,000	BRF SA	6,555,374

	Canada—21.5%
474,837	Aimia, Inc.	3,174,146
149,953	Avigilon Corp.(a)(b)	1,765,701
43,752	Canadian Pacific Railway Ltd.	6,692,875
220,969	Celestica, Inc.(b)	3,143,310
77,552	Dollarama, Inc.	6,777,930
173,509	Great Canadian Gaming Corp.(b)	3,092,529
132,389	Maple Leaf Foods, Inc.	3,308,515

		27,955,006

	China—3.0%
3,458,488	China Evergrande Group	3,695,256
7,062,401	China Huishan Dairy Holdings Co. Ltd.	190,690

		3,885,946

	Denmark—2.7%
126,014	Topdanmark A/S(b)	3,448,420

	France—5.0%
90,818	JCDecaux SA	3,202,755
101,595	SFR Group SA(b)	3,325,593

		6,528,348

	Germany—2.6%
117,169	RHOEN-KLINIKUM AG	3,345,440

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong—2.2%
7,486,651	SSY Group Ltd.	$2,868,541

	Ireland—2.6%
824,214	C&C Group PLC	3,398,937

	Japan—29.9%
12,698	Ci:z Holdings Co. Ltd.	372,499
80,178	Credit Saison Co. Ltd.	1,459,416
65,149	DMG Mori Co. Ltd.	1,074,225
27,708	Duskin Co. Ltd.	621,423
47,908	EDION Corp.	467,175
9,592	Elecom Co. Ltd.	198,259
7,718	Enplas Corp.	210,831
14,359	Fujicco Co. Ltd.	328,349
164,160	FUJIFILM Holdings Corp.	6,088,072
41,505	Fujitec Co. Ltd.	491,492
17,492	Geo Holdings Corp.	193,170
27,102	Heiwado Co. Ltd.	581,330
133,321	Hoya Corp.	6,367,642
13,624	Ines Corp.	127,232
242,398	Isuzu Motors Ltd.	3,287,932
33,360	J Trust Co. Ltd.	258,871
106,993	Marui Group Co. Ltd.	1,464,711
6,923	Melco Holdings, Inc.	195,946
15,787	Ryosan Co. Ltd.	516,225
30,637	Sankyo Co. Ltd.	1,067,774
154,447	Suzuki Motor Corp.	6,445,568
7,965	Tamron Co. Ltd.	148,982
58,705	Tokyo Electron Ltd.	6,827,939

		38,795,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares International BuyBack AchieversTM Portfolio (IPKW) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Russia—4.6%
121,011	LUKOIL PJSC ADR	$6,010,011

	South Africa—2.4%
836,094	Northam Platinum Ltd.(b)	3,104,800

	South Korea—4.8%
188,604	Cheil Worldwide, Inc.	3,058,040
593,293	Hanwha Life Insurance Co. Ltd.	3,206,567

		6,264,607

	Spain—2.6%
247,914	Mediaset Espana Comunicacion SA	3,416,418

	Sweden—2.7%
278,577	Com Hem Holding AB	3,470,100

	Switzerland—5.2%
38,714	Cembra Money Bank AG	3,301,842
2,092	Forbo Holding AG	3,427,648

		6,729,490

	United Kingdom—1.6%
211,638	SVG Capital PLC(b)	2,022,062

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $120,665,931)—100.0%	129,776,578

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.5%
697,005	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(c)(d) (Cost $697,005)	697,005

	Total Investments (Cost $121,362,936)—100.5%	130,473,583
	Other assets less liabilities—(0.5)%	(670,159)

	Net Assets—100.0%	$129,803,424

Investment Abbreviations:

ADR—American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2017.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2K.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	36.6
Consumer Staples	17.4
Consumer Discretionary	16.4
Information Technology	8.0
Health Care	6.3
Utilities	4.9
Materials	4.6
Telecommunication Services	1.9
Financials	1.9
Real Estate	1.1
Energy	0.8
Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.9%
	Consumer Discretionary—16.4%
200	ABC-Mart, Inc.	$11,106
400	Aoyama Trading Co. Ltd.	14,282
764	Autobacs Seven Co. Ltd.	11,556
300	Daiichikosho Co. Ltd.	13,012
100	Hikari Tsushin, Inc.	9,599
420	McDonald’s Holdings Co. Japan Ltd.	12,943
200	Nifco, Inc.	9,976
300	Oriental Land Co. Ltd.	17,224
200	Rinnai Corp.	16,614
467	Sankyo Co. Ltd.	16,276
773	Sekisui Chemical Co. Ltd.	12,968
800	Sekisui House Ltd.	13,274
463	Shimachu Co. Ltd.	10,704
811	Shochiku Co. Ltd.	9,247
479	Toho Co. Ltd.	13,729
1,002	Wacoal Holdings Corp.	12,692
2,558	Yamada Denki Co. Ltd.	13,425

		218,627

	Consumer Staples—17.4%
900	Aeon Co. Ltd.	13,350
405	Asahi Group Holdings Ltd.	15,278
680	House Foods Group, Inc.	15,117
386	Ito EN Ltd.	13,990
400	Japan Tobacco, Inc.	13,299
447	Kagome Co. Ltd.	12,171
300	Kao Corp.	16,546
615	Kirin Holdings Co. Ltd.	11,950
264	Kobayashi Pharmaceutical Co. Ltd.	13,831
258	Lawson, Inc.	17,127
800	Nisshin Seifun Group, Inc.	12,265
248	Nissin Foods Holdings Co. Ltd.	14,194

Number of Shares		Value
	Common Stocks (continued)
	Consumer Staples (continued)
500	Sapporo Holdings Ltd.	$13,972
287	Seven & i Holdings Co. Ltd.	12,127
239	Sugi Holdings Co. Ltd.	11,857
286	Suntory Beverage & Food Ltd.	12,790
321	Toyo Suisan Kaisha Ltd.	12,037

		231,901

	Energy—0.8%
2,500	JXTG Holdings, Inc.	11,283

	Financials—1.9%
3,604	Aozora Bank Ltd.	13,127
1,421	Matsui Securities Co. Ltd.	11,575

		24,702

	Health Care—6.3%
825	Astellas Pharma, Inc.	10,865
672	Mitsubishi Tanabe Pharma Corp.	13,637
288	Sawai Pharmaceutical Co. Ltd.	15,734
200	Taisho Pharmaceutical Holdings Co. Ltd.	16,435
270	Takeda Pharmaceutical Co. Ltd.	12,939
400	Terumo Corp.	14,587

		84,197

	Industrials—36.6%
478	Aica Kogyo Co. Ltd.	13,636
5,311	ANA Holdings, Inc.	15,985
100	Central Japan Railway Co.	16,762
643	COMSYS Holdings Corp.	12,241
1,393	Dai Nippon Printing Co. Ltd.	15,496
134	East Japan Railway Co.	11,966
400	Hankyu Hanshin Holdings, Inc.	13,205
900	ITOCHU Corp.	12,725

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Industrials (continued)
3,208	Iwatani Corp.	$18,908
400	Japan Airlines Co. Ltd.	12,631
2,000	Kajima Corp.	13,582
1,251	Kamigumi Co. Ltd.	11,357
2,000	Keihan Holdings Co. Ltd.	12,577
1,537	Keikyu Corp.	17,635
1,411	Keio Corp.	11,291
4,084	Kintetsu Group Holdings Co. Ltd.	14,912
527	Kurita Water Industries Ltd.	13,597
400	Makita Corp.	14,264
800	Mitsui & Co. Ltd.	11,289
3,144	Nagoya Railroad Co. Ltd.	14,441
2,293	Nankai Electric Railway Co. Ltd.	11,273
732	Nippo Corp.	14,092
2,857	Nishimatsu Construction Co. Ltd.	14,532
1,400	Obayashi Corp.	13,577
600	Odakyu Electric Railway Co. Ltd.	11,637
2,000	Okumura Corp.	12,362
301	Recruit Holdings Co. Ltd.	15,203
191	Secom Co. Ltd.	13,855
1,000	Shimizu Corp.	9,590
3,038	Sotetsu Holdings, Inc.	14,118
900	Sumitomo Corp.	12,018
1,876	Taisei Corp.	14,305
2,715	Tobu Railway Co., Ltd.	13,761
1,504	Tokyu Corp.	10,767
1,531	Toppan Printing Co. Ltd.	15,397
200	West Japan Railway Co.	13,356

		488,343

	Information Technology—8.0%
343	Azbil Corp.	11,539
483	Canon, Inc.	16,015
303	FUJIFILM Holdings Corp.	11,237
33	Keyence Corp.	13,263
340	Nomura Research Institute Ltd.	11,834
252	NTT Data Corp.	11,688

Number of Shares		Value
	Common Stocks (continued)
	Information Technology (continued)
300	OBIC Co. Ltd.	$16,202
259	Oracle Corp. Japan	14,917

		106,695

	Materials—4.6%
799	Kuraray Co. Ltd.	12,888
449	Maruichi Steel Tube Ltd.	12,728
600	Nippon Paper Industries Co. Ltd.	11,341
1,000	Nisshin Steel Co. Ltd.	12,219
1,448	Toray Industries, Inc.	12,809

		61,985

	Real Estate—1.1%
99	Daito Trust Construction Co. Ltd.	14,565

	Telecommunication Services—1.9%
300	Nippon Telegraph & Telephone Corp.	12,835
500	NTT DoCoMo, Inc.	12,057

		24,892

	Utilities—4.9%
1,152	Chugoku Electric Power Co., Inc. (The)	12,557
1,201	Hokuriku Electric Power Co.	11,097
3,746	Osaka Gas Co. Ltd.	14,024
1,957	Toho Gas Co. Ltd.	13,992
1,000	Tohoku Electric Power Co., Inc.	13,331

		65,001

	Total Investments (Cost $1,254,795)—99.9%	1,332,191
	Other assets less liabilities—0.1%	873

	Net Assets—100.0%	$1,333,064

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

Open Forward Foreign Currency Contracts
		Contract to					Unrealized Appreciation (Depreciation)
Settlement Date	Counterparty	Deliver		Receive		Notional Value
05/02/2017	CIBC World Markets Corp.	JPY	46,674,000	USD	419,240	$418,714	$526
05/02/2017	Goldman, Sachs & Co. LLC	JPY	46,673,000	USD	419,261	418,705	556
05/02/2017	Goldman, Sachs & Co. LLC	USD	418,684	JPY	46,673,000	418,705	21
05/02/2017	RBC Capital Markets LLC	JPY	46,673,000	USD	419,260	418,705	555
05/02/2017	RBC Capital Markets LLC	USD	418,694	JPY	46,673,000	418,705	11
06/02/2017	CIBC World Markets Corp.	JPY	47,334,000	USD	425,092	425,174	(82)
06/02/2017	Goldman, Sachs & Co. LLC	JPY	47,033,000	USD	422,387	422,472	(85)
06/02/2017	RBC Capital Markets LLC	JPY	47,033,000	USD	422,396	422,472	(76)

Total Forward Foreign Currency Contracts — Currency Risk							$1,426

Currency Abbreviations:

JPY—Japanese Yen

USD—U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares S&P International Developed Quality Portfolio (IDHQ)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Consumer Discretionary	19.2
Consumer Staples	17.6
Industrials	17.3
Health Care	15.4
Financials	10.1
Information Technology	6.5
Telecommunication Services	5.6
Materials	5.1
Utilities	2.0
Energy	0.5
Real Estate	0.5
Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—4.5%
4,358	Aristocrat Leisure Ltd.	$64,009
1,387	Caltex Australia Ltd.	30,983
2,370	CIMIC Group Ltd.	65,632
410	Cochlear Ltd.	42,890
3,765	Crown Resorts Ltd.	35,196
2,844	CSL Ltd.	281,919
2,831	LendLease Group	33,938
15,214	Medibank Private Ltd.	33,109
2,009	Orica Ltd.	27,840
11,304	Qantas Airways Ltd.	35,844
2,276	Seek Ltd.	29,004
79,950	Telstra Corp. Ltd.	252,316
11,844	Westfield Corp. REIT	80,426

		1,013,106

	Belgium—0.6%
1,818	bpost SA	43,553
732	Colruyt SA	37,580
1,704	Proximus SADP	52,114

		133,247

	Canada—1.7%
1,442	CGI Group, Inc., Class A(a)	69,479
1,418	CI Financial Corp.	27,690
150	Constellation Software, Inc.	68,492
1,185	Gildan Activewear, Inc.	33,168
1,839	Magna International, Inc.	76,691
1,260	Metro, Inc.	43,109
1,742	Open Text Corp.	60,301

		378,930

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Denmark—4.7%
1,372	Coloplast A/S, Class B	$117,417
1,002	H. Lundbeck A/S	51,348
13,862	Novo Nordisk A/S, Class B	539,274
1,528	Novozymes A/S, Class B	65,999
658	Pandora A/S(a)	71,101
1,820	Tryg A/S	34,909
2,109	Vestas Wind Systems A/S	181,571

		1,061,619

	Finland—1.5%
929	Elisa Oyj	31,634
3,180	Kone Oyj, Class B	145,648
718	Metso Oyj	25,747
1,532	Neste Oyj	62,543
614	Nokian Renkaat Oyj	26,410
825	Orion Oyj, Class B	47,300

		339,282

	France—6.0%
4,882	Airbus Group SE	394,625
50	Dassault Aviation SA	68,313
639	Hermes International	305,613
4,880	Peugeot SA(a)	102,216
2,712	Safran SA	224,505
1,217	Thales SA	127,913
6,754	Vivendi SA(a)	133,967

		1,357,152

	Germany—2.0%
1,080	Covestro AG(b)	84,159

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

PowerShares S&P International Developed Quality Portfolio (IDHQ) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
6,511	Deutsche Post AG	$233,975
563	Hannover Rueck SE	67,500
1,847	METRO AG	60,761

		446,395

	Hong Kong—5.5%
60,400	AIA Group Ltd.	418,196
16,000	Bank of East Asia Ltd. (The)	66,242
58,800	Chow Tai Fook Jewellery Group Ltd.	64,564
13,625	CLP Holdings Ltd.	143,738
7,250	Hong Kong Exchanges & Clearing Ltd.	178,604
13,192	Power Assets Holdings Ltd.	118,731
43,629	Sands China Ltd.	198,019
29,275	SJM Holdings Ltd.	28,419
2,198	VTech Holdings Ltd.	27,851

		1,244,364

	Ireland—0.9%
491	Paddy Power Betfair PLC	54,697
1,605	Ryanair Holdings PLC ADR(a)	147,548

		202,245

	Israel—1.0%
7,302	Bank Hapoalim BM	45,610
8,658	Bank Leumi Le-Israel BM(a)	40,542
1,018	Check Point Software Technologies Ltd.(a)	105,882
237	CyberArk Software Ltd.(a)	12,540
216	Elbit Systems Ltd.	25,749

		230,323

	Italy—0.6%
4,736	Finecobank Banca Fineco SpA	33,677
1,369	Moncler SpA	33,781
1,111	Recordati SpA	41,146
936	Salvatore Ferragamo SpA	29,976

		138,580

	Japan—29.3%
1,000	Advantest Corp.	18,669
1,487	Aisin Seiki Co. Ltd.	72,702
6,000	Aozora Bank Ltd.	21,853
12,559	Astellas Pharma, Inc.	165,395
1,226	Bandai Namco Holdings, Inc.	38,440
1,625	Bank of Kyoto Ltd. (The)	12,858
4,312	Bridgestone Corp.	179,799
1,751	Chiyoda Corp.	11,640
700	CyberAgent, Inc.	21,728
6,100	Dai-ichi Life Holdings, Inc.	103,755
1,575	Daikin Industries Ltd.	152,950
200	DISCO Corp.	31,614
1,675	Eisai Co. Ltd.	87,935
449	Ezaki Glico Co. Ltd.	23,644
3,376	Fuji Electric Co. Ltd.	18,505
2,150	Gunma Bank Ltd. (The)	11,534
500	Harmonic Drive Systems, Inc.	15,722
264	Hirose Electric Co. Ltd.	35,454
3,376	Hiroshima Bank Ltd. (The)	14,568
1,043	Hitachi Chemical Co. Ltd.	29,848

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
684	Hitachi High-Technologies Corp.	$27,275
1,949	Hitachi Metals Ltd.	27,293
467	Hoshizaki Corp.	38,920
2,625	Hoya Corp.	125,375
2,000	Japan Airlines Co. Ltd.	63,156
2,550	Japan Exchange Group, Inc.	35,710
12,038	Japan Tobacco, Inc.	400,223
1,500	JTEKT Corp.	23,603
5,000	Kajima Corp.	33,955
299	Kaken Pharmaceutical Co. Ltd.	17,730
1,375	Kansai Paint Co. Ltd.	30,443
2,730	Kao Corp.	150,570
800	Keyence Corp.	321,521
1,100	Kikkoman Corp.	33,798
400	Kobayashi Pharmaceutical Co. Ltd.	20,956
1,062	Koito Manufacturing Co. Ltd.	54,782
4,537	Komatsu Ltd.	120,965
974	Konami Holdings Corp.	40,500
400	Kose Corp.	37,929
2,774	Kyushu Financial Group, Inc.	17,271
2,000	Lion Corp.	36,099
1,601	Makita Corp.	57,091
2,726	Mazda Motor Corp.	39,959
889	MEIJI Holdings Co. Ltd.	75,446
1,100	Mitsubishi Gas Chemical Co., Inc.	23,506
2,900	Mitsubishi Tanabe Pharma Corp.	58,848
801	MonotaRO Co. Ltd.	26,048
3,366	MS&AD Insurance Group Holdings, Inc.	109,674
601	Nabtesco Corp.	17,037
2,699	Nexon Co. Ltd.	45,883
1,863	Nippon Paint Holdings Co. Ltd.	71,448
300	Nippon Shinyaku Co. Ltd.	15,933
164	Nippon Shokubai Co. Ltd.	11,020
774	Nissan Chemical Industries Ltd.	23,990
613	Nitori Holdings Co. Ltd.	79,794
862	Nitto Denko Corp.	64,872
1,414	Nomura Research Institute Ltd.	49,218
3,014	NSK Ltd.	41,099
21,826	NTT DoCoMo, Inc.	526,315
3,739	Obayashi Corp.	36,260
579	OBIC Co. Ltd.	31,269
1,026	OMRON Corp.	42,938
1,853	Oriental Land Co. Ltd.	106,389
527	Otsuka Corp.	28,225
11,131	Panasonic Corp.	132,859
750	Pigeon Corp.	23,212
1,349	Pola Orbis Holdings, Inc.	31,078
6,989	Renesas Electronics Corp.(a)	66,460
349	Rinnai Corp.	28,992
176	Ryohin Keikaku Co. Ltd.	39,694
579	SCSK Corp.	23,296
1,300	Sega Sammy Holdings, Inc.	17,458
2,064	Seiko Epson Corp.	42,217
500	Seria Co. Ltd.	22,428
525	Shimano, Inc.	80,208
2,100	Shin-Etsu Chemical Co. Ltd.	182,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares S&P International Developed Quality Portfolio (IDHQ) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
12,501	Shinsei Bank Ltd.	$23,326
1,900	Shionogi & Co. Ltd.	97,719
525	Sohgo Security Services Co. Ltd.	22,913
2,208	Sompo Holdings, Inc.	83,312
200	Sosei Group Corp.(a)	20,544
862	Stanley Electric Co. Ltd.	25,210
5,299	Subaru Corp.	200,228
2,112	Sumitomo Dainippon Pharma Co. Ltd.	34,635
1,287	Sumitomo Rubber Industries Ltd.	23,138
849	Sundrug Co. Ltd.	29,780
3,126	Suzuki Motor Corp.	130,458
1,256	Sysmex Corp.	76,394
4,183	T&D Holdings, Inc.	62,049
6,124	Taisei Corp.	46,698
2,012	Terumo Corp.	73,372
2,499	Toho Gas Co. Ltd.	17,868
3,516	Tokio Marine Holdings, Inc.	147,996
1,016	Tokyo Electron Ltd.	118,170
3,150	Tosoh Corp.	29,587
862	TOTO Ltd.	32,904
950	Toyota Boshoku Corp.	20,070
1,563	Toyota Industries Corp.	77,680
774	Trend Micro, Inc.	34,023
3,200	Unicharm Corp.	77,754
1,706	USS Co. Ltd.	30,150
1,314	Yamaha Corp.	36,425
1,187	Yaskawa Electric Corp.	22,671

		6,594,363

	Netherlands—0.1%
664	Koninklijke Vopak NV	29,949

	New Zealand—0.3%
3,190	Fisher & Paykel Healthcare Corp. Ltd.	22,054
3,608	SKYCITY Entertainment Group Ltd.	10,800
9,729	Spark New Zealand Ltd.	24,681

		57,535

	Norway—0.1%
781	Salmar ASA	18,571

	Portugal—0.4%
4,807	Jeronimo Martins SGPS SA	88,203

	Singapore—1.7%
10,359	ComfortDelGro Corp. Ltd.	20,307
57,200	Genting Singapore PLC	45,631
7,100	M1 Ltd.	11,023
6,056	SATS Ltd.	22,054
8,320	Singapore Exchange Ltd.	44,050
16,900	Singapore Technologies Engineering Ltd.	45,826
76,341	Singapore Telecommunications Ltd.	204,275

		393,166

	South Africa—0.2%
1,956	Mondi PLC	50,637

	South Korea—2.4%
317	Amorepacific Corp.	81,346
434	AMOREPACIFIC Group	50,155

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
763	Cheil Worldwide, Inc.	$12,371
360	Coway Co. Ltd.	31,795
557	Grand Korea Leisure Co. Ltd.	10,622
74	Hanmi Pharm Co. Ltd.(a)	20,062
445	Hanmi Science Co. Ltd.(a)	23,738
125	Hanssem Co. Ltd.	24,167
424	Hyundai Development Co.-Engineering & Construction	16,656
179	Korea Kolmar Co. Ltd.	12,632
2,323	KT Corp. ADR	38,539
679	KT&G Corp.	60,566
85	LG Household & Health Care Ltd.	64,689
167	Lotte Chemical Corp.	50,193
38	Medy-Tox, Inc.	16,704
239	S-1 Corp.	20,500
76	SK Materials Co. Ltd.	11,782

		546,517

	Spain—4.5%
2,241	Amadeus IT Group SA	120,797
6,803	Endesa SA	160,275
19,050	Industria de Diseno Textil SA	730,413

		1,011,485

	Sweden—3.2%
2,084	Alfa Laval AB	42,764
4,952	Atlas Copco AB, Class A	185,222
1,815	Axfood AB	28,819
1,002	BillerudKorsnas AB	16,069
2,067	Electrolux AB, Series B	61,416
3,343	Fingerprint Cards AB, Class B(a)	13,316
8,791	Hennes & Mauritz AB, Class B	217,819
414	L E Lundbergforetagen AB, Class B	29,993
2,507	Skanska AB, Class B	59,994
1,405	Swedish Orphan Biovitrum AB(a)	21,706
1,372	Trelleborg AB, Class B	32,259

		709,377

	Switzerland—18.0%
10,850	ABB Ltd.	265,514
850	Actelion Ltd.	226,792
56	Givaudan SA	107,843
904	Kuehne + Nagel International AG	136,583
14,969	Nestle SA	1,152,618
4,612	Roche Holding AG	1,205,991
248	Schindler Holding AG-PC	50,649
56	SGS SA	125,957
1,833	Swiss Re AG	159,463
294	Swisscom AG	128,179
438	Syngenta AG(a)	203,457
1,223	Wolseley PLC	77,594
724	Zurich Insurance Group AG	200,301

		4,040,941

	United Kingdom—10.5%
5,867	3i Group PLC	60,230
2,047	Admiral Group PLC	53,258
5,181	Barratt Developments PLC	38,843
2,160	Burberry Group PLC	45,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

PowerShares S&P International Developed Quality Portfolio (IDHQ) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
9,634	Compass Group PLC	$194,189
14,708	Diageo PLC	427,475
7,601	Direct Line Insurance Group PLC	34,340
6,842	Experian PLC	146,852
19,268	ITV PLC	52,349
1,021	Johnson Matthey PLC	39,350
4,083	Pearson PLC	33,754
1,817	Persimmon PLC(a)	54,772
733	Provident Financial PLC	30,384
4,280	Reckitt Benckiser Group PLC	393,754
6,952	RELX PLC	140,848
1,631	Schroders PLC	67,249
17,210	Taylor Wimpey PLC	44,531
9,599	Unilever NV CVA	503,252

		2,360,533

	United States—0.1%
265	ICON PLC(a)	22,390

	Total Investments (Cost $20,558,727)—99.8%	22,468,910
	Other assets less liabilities—0.2%	36,532

	Net Assets—100.0%	$22,505,442

Investment Abbreviations:

ADR—American Depositary Receipt

CVA—Dutch Certificates

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

(This Page Intentionally Left Blank)

67

Statements of Assets and Liabilities

April 30, 2017

(Unaudited)

	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)
Assets:
Unaffiliated investments, at value(a)	$1,387,747	$164,959,984	$153,348,996	$19,277,172
Affiliated investments, at value	—	1,806,681	—	—

Total investments, at value	1,387,747	166,766,665	153,348,996	19,277,172
Foreign currencies, at value	10,898	143,264	33	804
Cash	—	—	—	—
Receivables:
Dividends	3,912	442,206	553,806	41,210
Foreign tax reclaims	488	990,828	53,497	3,741
Securities lending	—	8,454	—	—
Investments sold	—	—	246,228	—
Unrealized appreciation on forward foreign currency contracts outstanding	3,692	—	—	—

Total Assets	1,406,737	168,351,417	154,202,560	19,322,927

Liabilities:
Due to custodian	8,065	1,180,624	639,278	9,163
Payables:
Collateral upon return of securities loaned	—	1,806,681	—	—
Investments purchased	—	87	156	—
Unrealized depreciation on forward foreign currency contracts outstanding	13,348	—	—	—
Accrued unitary management fees	281	105,098	111,365	11,950
Accrued expenses	—	17,013	—	—

Total Liabilities	21,694	3,109,503	750,799	21,113

Net Assets	$1,385,043	$165,241,914	$153,451,761	$19,301,814

Net Assets Consist of:
Shares of beneficial interest	$1,285,262	$249,640,939	$263,842,493	$56,825,585
Undistributed net investment income	(8,789)	734,217	(468,847)	45,752
Undistributed net realized gain (loss)	(2,685)	(107,131,011)	(126,486,134)	(38,131,710)
Net unrealized appreciation (depreciation)	111,255	21,997,769	16,564,249	562,187

Net Assets	$1,385,043	$165,241,914	$153,451,761	$19,301,814

Shares outstanding (unlimited amount authorized, $0.01 par value)	50,001	6,750,000	9,200,000	550,000
Net asset value	$27.70	$24.48	$16.68	$35.09

Market price	$27.73	$24.54	$16.76	$35.09

Unaffiliated investments, at cost	$1,267,230	$142,880,879	$136,779,942	$18,714,987

Affiliated investments, at cost	$—	$1,806,681	$—	$—

Total investments, at cost	$1,267,230	$144,687,560	$136,779,942	$18,714,987

Foreign currencies, at cost	$10,503	$142,160	$35	$804

(a) Includes securities on loan with an aggregate value of:	$—	$1,722,991	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)

$6,325,916	$29,611,956	$1,106,882,644	$182,681,193	$810,181,443	$22,936,239	$52,785,002	$36,187,839
—	—	26,155,162	4,938,999	8,891,723	807,977	7,561,213	445,693

6,325,916	29,611,956	1,133,037,806	187,620,192	819,073,166	23,744,216	60,346,215	36,633,532
5,576	2,206	541,734	22,578	17,162	—	3,195	10,918
—	—	—	—	—	—	7,643	—

10,160	35,793	3,824,279	708,248	1,159,387	28,692	46,235	28,724
525,957	404	2,620,751	196,803	45,437	182,740	52,528	1,622
—	—	56,916	8,231	—	469	36,926	271
136,290	—	1,489	103,903	3	—	6	—
1,177	—	—	—	—	—	—	—

7,005,076	29,650,359	1,140,082,975	188,659,955	820,295,155	23,956,117	60,492,748	36,675,067

41,993	18,808	5,238,209	649,795	—	168,078	—	—

—	—	26,155,162	4,938,999	—	807,977	7,561,213	408,429
12	—	1,371,368	123	18	—	—	31,487
110,451	—	—	—	—	—	—	—
1,375	11,621	401,319	71,978	322,663	14,043	31,920	23,490
4,524	—	16,978	3,066	—	3,694	736	—

158,355	30,429	33,183,036	5,663,961	322,681	993,792	7,593,869	463,406

$6,846,721	$29,619,930	$1,106,899,939	$182,995,994	$819,972,474	$22,962,325	$52,898,879	$36,211,661

$25,912,363	$37,539,178	$1,133,216,132	$168,943,016	$857,703,888	$40,988,467	$236,509,484	$60,831,618
78,162	(133,689)	5,777,358	(77,368)	2,333,941	(66,825)	117,149	(267,859)
(19,199,548)	(9,983,426)	(80,422,153)	(10,627,476)	(110,409,296)	(14,712,438)	(189,410,912)	(19,694,841)
55,744	2,197,867	48,328,602	24,757,822	70,343,941	(3,246,879)	5,683,158	(4,657,257)

$6,846,721	$29,619,930	$1,106,899,939	$182,995,994	$819,972,474	$22,962,325	$52,898,879	$36,211,661

300,001	550,000	27,200,000	6,100,000	41,150,000	900,000	4,625,000	1,900,000
$22.82	$53.85	$40.69	$30.00	$19.93	$25.51	$11.44	$19.06

$22.82	$54.09	$40.69	$30.01	$20.03	$25.51	$11.37	$19.14

$6,144,259	$27,414,010	$1,058,486,545	$157,915,113	$740,867,003	$26,166,425	$47,095,986	$40,845,427

$—	$—	$26,155,162	$4,938,999	$7,861,672	$807,977	$7,561,213	$445,693

$6,144,259	$27,414,010	$1,084,641,707	$162,854,112	$748,728,675	$26,974,402	$54,657,199	$41,291,120

$5,568	$2,206	$543,744	$22,527	$17,351	$—	$2,490	$10,918

$—	$—	$24,822,720	$4,893,353	$—	$768,284	$7,288,056	$390,373

69

Statements of Assets and Liabilities (continued)

April 30, 2017

(Unaudited)

	PowerShares Global Water Portfolio (PIO)	PowerShares International BuyBack Achievers™ Portfolio (IPKW)	PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)	PowerShares S&P International Developed Quality Portfolio (IDHQ)
Assets:
Unaffiliated investments, at value(a)	$188,495,777	$129,776,578	$1,332,191	$22,468,910
Affiliated investments, at value	4,827,440	697,005	—	—

Total investments, at value	193,323,217	130,473,583	1,332,191	22,468,910
Foreign currencies, at value	568,234	41,319	18	20,510
Cash collateral received from securities on loan	2,903,801	—	—	—
Cash segregated as collateral	—	4,473,982	—	—
Receivables:
Dividends	372,273	473,942	12,240	71,198
Foreign tax reclaims	445,319	104,615	—	86,080
Securities lending	37,024	1,869	—	—
Investments sold	—	14,264,247	—	—
Shares sold	—	7,793,083	—	—
Unrealized appreciation on forward foreign currency contracts outstanding	—	—	1,669	—

Total Assets	197,649,868	157,626,640	1,346,118	22,646,698

Liabilities:
Due to custodian	1,341,123	357,768	12,542	110,731
Payables:
Collateral upon return of securities loaned	7,731,241	697,005	—	—
Investments purchased	301	15,981,551	—	25,135
Shares repurchased	—	6,257,196	—	—
Collateral upon receipt of securities in-kind	—	4,473,982	—	—
Unrealized depreciation on forward foreign currency contracts outstanding	—	—	243	—
Accrued unitary management fees	113,808	55,658	269	5,245
Accrued expenses	3,641	56	—	145

Total Liabilities	9,190,114	27,823,216	13,054	141,256

Net Assets	$188,459,754	$129,803,424	$1,333,064	$22,505,442

Net Assets Consist of:
Shares of beneficial interest	$248,221,212	$121,759,999	$1,283,761	$46,435,048
Undistributed net investment income	956,665	174,128	7,452	184,868
Undistributed net realized gain (loss)	(98,274,340)	(1,238,390)	(36,934)	(26,019,288)
Net unrealized appreciation	37,556,217	9,107,687	78,785	1,904,814

Net Assets	$188,459,754	$129,803,424	$1,333,064	$22,505,442

Shares outstanding (unlimited amount authorized, $0.01 par value)	8,100,000	4,150,000	50,001	1,050,000
Net asset value	$23.27	$31.28	$26.66	$21.43

Market price	$23.23	$31.42	$26.68	$21.44

Unaffiliated investments, at cost	$150,916,998	$120,665,931	$1,254,795	$20,558,727

Affiliated investments, at cost	$4,827,440	$697,005	$—	$—

Total investments, at cost	$155,744,438	$121,362,936	$1,254,795	$20,558,727

Foreign currencies, at cost	$566,221	$38,924	$19	$20,355

(a) Includes securities on loan with an aggregate value of:	$7,340,539	$667,691	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

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71

Statements of Operations

For the six months ended April 30, 2017

(Unaudited)

	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)	PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	PowerShares Emerging Markets Infrastructure Portfolio (PXR)
Investment Income:
Unaffiliated dividend income	$24,712	$2,447,787	$1,261,960	$133,416
Affiliated dividend income	4	120	478	21
Securities lending income	—	121,427	—	85
Foreign withholding tax	(2,783)	(254,967)	(122,784)	(15,250)

Total Income	21,933	2,314,367	1,139,654	118,272

Expenses:
Unitary management fees	1,621	615,391	677,351	71,733
Professional fees	—	17,013	—	—

Total Expenses	1,621	632,404	677,351	71,733

Less: Waivers	(2)	(123)	(242)	(6)

Net Expenses	1,619	632,281	677,109	71,727

Net Investment Income	20,314	1,682,086	462,545	46,545

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	5,197	(7,500,671)	3,270,463	(441,226)
In-kind redemptions	—	2,741,807	1,065,693	95,431
Foreign currencies	114	(95,197)	382,644	(1,519)
Forward foreign currency contracts	47,359	—	—	—

Net realized gain (loss)	52,670	(4,854,061)	4,718,800	(347,314)

Change in net unrealized appreciation (depreciation) on:
Investment securities	87,295	18,085,438	(1,736,066)	2,595,148
Foreign currencies	579	2,744	(3,387)	(43)
Forward foreign currency contracts	(43,322)	—	—	—

Net change in unrealized appreciation (depreciation)	44,552	18,088,182	(1,739,453)	2,595,105

Net realized and unrealized gain (loss)	97,222	13,234,121	2,979,347	2,247,791

Net increase (decrease) in net assets resulting from operations	$117,536	$14,916,207	$3,441,892	$2,294,336

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	PowerShares Global Agriculture Portfolio (PAGG)	PowerShares Global Clean Energy Portfolio (PBD)	PowerShares Global Gold and Precious Metals Portfolio (PSAU)

$536,331	$538,823	$17,000,318	$2,264,186	$6,235,584	$201,215	$467,652	$207,469
166	52	734	186	36,754	13	2	67
—	—	354,102	47,104	—	2,512	186,663	589
(34,827)	(36,861)	(1,524,923)	(230,247)	(500,761)	(8,907)	(41,942)	(18,103)

501,670	502,014	15,830,231	2,081,229	5,771,577	194,833	612,375	190,022

40,594	62,571	2,262,112	407,762	1,747,669	84,447	197,408	140,866
4,524	—	16,978	3,066	—	3,694	736	—

45,118	62,571	2,279,090	410,828	1,747,669	88,141	198,144	140,866

(94)	(29)	(410)	(115)	(29,372)	(2)	—	(33)

45,024	62,542	2,278,680	410,713	1,718,297	88,139	198,144	140,833

456,646	439,472	13,551,551	1,670,516	4,053,280	106,694	414,231	49,189

(607,999)	(796,096)	(21,258,975)	(3,188,468)	22,636,217	(1,169,578)	(1,673,891)	(1,098,294)
(15,522,077)	—	1,427,291	8,313,818	—	192,770	1,560,354	904,856
(38,653)	11,183	(236,427)	(47,604)	284,554	(10,950)	(7,053)	(1,865)
8,808,367	—	—	—	—	—	—	—

(7,360,362)	(784,913)	(20,068,111)	5,077,746	22,920,771	(987,758)	(120,590)	(195,303)

7,183,575	3,805,736	122,295,676	10,570,648	19,456,384	3,035,258	3,823,405	(3,225,850)
(3,238)	(82)	63,158	13,833	(15,340)	1,723	3,681	1,185
(4,562,323)	—	—	—	—	—	—	—

2,618,014	3,805,654	122,358,834	10,584,481	19,441,044	3,036,981	3,827,086	(3,224,665)

(4,742,348)	3,020,741	102,290,723	15,662,227	42,361,815	2,049,223	3,706,496	(3,419,968)

$(4,285,702)	$3,460,213	$115,842,274	$17,332,743	$46,415,095	$2,155,917	$4,120,727	$(3,370,779)

73

Statements of Operations (continued)

For the six months ended April 30, 2017

(Unaudited)

	PowerShares Global Water Portfolio (PIO)	PowerShares International BuyBack Achievers™ Portfolio (IPKW)	PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)	PowerShares S&P International Developed Quality Portfolio (IDHQ)
Investment Income:
Unaffiliated dividend income	$2,172,472	$1,050,914	$15,587	$342,469
Affiliated dividend income	5	216	5	12
Securities lending income	37,290	17,809	—	—
Foreign withholding tax	(226,156)	(112,175)	(2,081)	(39,307)

Total Income	1,983,611	956,764	13,511	303,174

Expenses:
Unitary management fees	680,432	285,546	1,623	35,428
Professional fees	3,641	56	—	145

Total Expenses	684,073	285,602	1,623	35,573

Less: Waivers	(2)	(150)	(3)	(7)

Net Expenses	684,071	285,452	1,620	35,566

Net Investment Income	1,299,540	671,312	11,891	267,608

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	2,318,899	(57,385)	32,361	14,220
In-kind redemptions	3,636,209	4,889,746	—	—
Foreign currencies	(1,321)	(361,482)	(1,282)	(3,493)
Forward foreign currency contracts	—	—	120,620	—

Net realized gain	5,953,787	4,470,879	151,699	10,727

Change in net unrealized appreciation (depreciation) on:
Investment securities	9,689,434	7,559,822	(17,689)	1,803,783
Foreign currencies	9,326	(39,552)	267	2,557
Forward foreign currency contracts	—	—	(44,569)	—

Net change in unrealized appreciation (depreciation)	9,698,760	7,520,270	(61,991)	1,806,340

Net realized and unrealized gain	15,652,547	11,991,149	89,708	1,817,067

Net increase in net assets resulting from operations	$16,952,087	$12,662,461	$101,599	$2,084,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

(This Page Intentionally Left Blank)

75

Statements of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)		PowerShares DWA Developed Markets Momentum Portfolio (PIZ)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$20,314	$46,910	$1,682,086	$3,237,944
Net realized gain (loss)	52,670	(14,044)	(4,854,061)	(831,400)
Net change in unrealized appreciation (depreciation)	44,552	(19,202)	18,088,182	(9,862,472)

Net increase (decrease) in net assets resulting from operations	117,536	13,664	14,916,207	(7,455,928)

Distributions to Shareholders from:
Net investment income	(42,072)	(53,569)	(1,176,504)	(3,575,110)
Net realized gains	—	(5,146)	—	—
Return of capital	—	—	—	—

Total distributions to shareholders	(42,072)	(58,715)	(1,176,504)	(3,575,110)

Shareholder Transactions:
Proceeds from shares sold	—	1,302,119	31,441,767	—
Value of shares repurchased	—	(2,603,557)	(53,830,597)	(79,074,299)
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	—	(1,301,438)	(22,388,830)	(79,074,299)

Increase (Decrease) in Net Assets	75,464	(1,346,489)	(8,649,127)	(90,105,337)

Net Assets:
Beginning of period	1,309,579	2,656,068	173,891,041	263,996,378

End of period	$1,385,043	$1,309,579	$165,241,914	$173,891,041

Undistributed net investment income at end of period	$(8,789)	$12,969	$734,217	$228,635

Changes in Shares Outstanding:
Shares sold	—	50,000	1,350,000	—
Shares repurchased	—	(100,000)	(2,400,000)	(3,500,000)
Shares outstanding, beginning of period	50,001	100,001	7,800,000	11,300,000

Shares outstanding, end of period	50,001	50,001	6,750,000	7,800,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)		PowerShares Emerging Markets Infrastructure Portfolio (PXR)		PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)		PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$462,545	$1,762,599	$46,545	$310,958	$456,646	$7,107,275	$439,472	$707,214
4,718,800	(15,445,875)	(347,314)	(5,719,073)	(7,360,362)	(9,171,391)	(784,913)	(662,223)
(1,739,453)	13,703,225	2,595,105	4,690,708	2,618,014	(8,056,505)	3,805,654	2,201,071

3,441,892	19,949	2,294,336	(717,407)	(4,285,702)	(10,120,621)	3,460,213	2,246,062

(931,392)	(2,384,361)	(25,026)	(355,728)	(1,630,808)	(8,081,224)	(523,665)	(858,645)
—	—	—	—	—	—	—	—
—	(66,148)	—	—	—	—	—	—

(931,392)	(2,450,509)	(25,026)	(355,728)	(1,630,808)	(8,081,224)	(523,665)	(858,645)

3,268,617	17,607,844	—	—	—	190,264,696	2,693,060	2,210,526
(36,050,878)	(27,837,124)	(3,225,135)	(6,540,888)	(156,553,106)	(175,566,308)	—	(2,185,883)
55,551	59,744	—	—	7,827	—	—	—

(32,726,710)	(10,169,536)	(3,225,135)	(6,540,888)	(156,545,279)	14,698,388	2,693,060	24,643

(30,216,210)	(12,600,096)	(955,825)	(7,614,023)	(162,461,789)	(3,503,457)	5,629,608	1,412,060

183,667,971	196,268,067	20,257,639	27,871,662	169,308,510	172,811,967	23,990,322	22,578,262

$153,451,761	$183,667,971	$19,301,814	$20,257,639	$6,846,721	$169,308,510	$29,619,930	$23,990,322

$(468,847)	$—	$45,752	$24,233	$78,162	$1,252,324	$(133,689)	$(49,496)

200,000	1,100,000	—	—	—	7,850,000	50,000	50,000
(2,400,000)	(1,950,000)	(100,000)	(250,000)	(6,800,000)	(7,600,000)	—	(50,000)
11,400,000	12,250,000	650,000	900,000	7,100,001	6,850,001	500,000	500,000

9,200,000	11,400,000	550,000	650,000	300,001	7,100,001	550,000	500,000

77

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)		PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$13,551,551	$23,686,304	$1,670,516	$3,064,167
Net realized gain (loss)	(20,068,111)	(19,291,661)	5,077,746	(2,033,768)
Net change in unrealized appreciation (depreciation)	122,358,834	(16,818,827)	10,584,481	8,199,726

Net increase (decrease) in net assets resulting from operations	115,842,274	(12,424,184)	17,332,743	9,230,125

Distributions to Shareholders from:
Net investment income	(11,910,746)	(23,487,004)	(1,565,434)	(3,521,834)

Shareholder Transactions:
Proceeds from shares sold	73,521,216	312,511,011	26,258,849	22,671,965
Value of shares repurchased	(9,202,373)	(125,486,253)	(21,884,452)	(9,146,629)

Net increase (decrease) in net assets resulting from shares transactions	64,318,843	187,024,758	4,374,397	13,525,336

Increase (Decrease) in Net Assets	168,250,371	151,113,570	20,141,706	19,233,627

Net Assets:
Beginning of period	938,649,568	787,535,998	162,854,288	143,620,661

End of period	$1,106,899,939	$938,649,568	$182,995,994	$162,854,288

Undistributed net investment income at end of period	$5,777,358	$4,136,553	$(77,368)	$(182,450)

Changes in Shares Outstanding:
Shares sold	1,900,000	8,850,000	900,000	900,000
Shares repurchased	(250,000)	(3,700,000)	(750,000)	(350,000)
Shares outstanding, beginning of period	25,550,000	20,400,000	5,950,000	5,400,000

Shares outstanding, end of period	27,200,000	25,550,000	6,100,000	5,950,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)		PowerShares Global Agriculture Portfolio (PAGG)		PowerShares Global Clean Energy Portfolio (PBD)		PowerShares Global Gold and Precious Metals Portfolio (PSAU)
April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$4,053,280	$10,637,918	$106,694	$490,244	$414,231	$1,089,070	$49,189	$20,261
22,920,771	(27,749,304)	(987,758)	(5,208,054)	(120,590)	(4,597,582)	(195,303)	(1,858,027)
19,441,044	125,591,145	3,036,981	3,241,431	3,827,086	(250,743)	(3,224,665)	16,432,831

46,415,095	108,479,759	2,155,917	(1,476,379)	4,120,727	(3,759,255)	(3,370,779)	14,595,065

(2,849,033)	(11,147,902)	(256,032)	(520,195)	(406,413)	(1,139,789)	(411,230)	(25,870)

151,008,015	259,038,350	—	—	—	—	4,084,020	27,894,011
—	(24,369,455)	(1,238,705)	(3,306,307)	(6,967,895)	(5,710,569)	(6,831,757)	(17,193,034)

151,008,015	234,668,895	(1,238,705)	(3,306,307)	(6,967,895)	(5,710,569)	(2,747,737)	10,700,977

194,574,077	332,000,752	661,180	(5,302,881)	(3,253,581)	(10,609,613)	(6,529,746)	25,270,172

625,398,397	293,397,645	22,301,145	27,604,026	56,152,460	66,762,073	42,741,407	17,471,235

$819,972,474	$625,398,397	$22,962,325	$22,301,145	$52,898,879	$56,152,460	$36,211,661	$42,741,407

$2,333,941	$1,129,694	$(66,825)	$82,513	$117,149	$109,331	$(267,859)	$94,182

7,900,000	16,050,000	—	—	—	—	200,000	1,500,000
—	(1,800,000)	(50,000)	(150,000)	(650,000)	(550,000)	(350,000)	(800,000)
33,250,000	19,000,000	950,000	1,100,000	5,275,000	5,825,000	2,050,000	1,350,000

41,150,000	33,250,000	900,000	950,000	4,625,000	5,275,000	1,900,000	2,050,000

79

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares Global Water Portfolio (PIO)		PowerShares International BuyBack AchieversTM Portfolio (IPKW)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$1,299,540	$3,303,643	$671,312	$2,036,275
Net realized gain (loss)	5,953,787	3,245,892	4,470,879	495,232
Net change in unrealized appreciation (depreciation)	9,698,760	(10,982,381)	7,520,270	2,098,139

Net increase (decrease) in net assets resulting from operations	16,952,087	(4,432,846)	12,662,461	4,629,646

Distributions to Shareholders from:
Net investment income	(992,425)	(2,943,188)	(880,605)	(2,039,215)
Net realized gains	—	—	—	—

Total distributions to shareholders	(992,425)	(2,943,188)	(880,605)	(2,039,215)

Shareholder Transactions:
Proceeds from shares sold	—	—	42,804,054	60,024,324
Value of shares repurchased	(16,164,817)	(45,790,737)	(16,984,678)	(28,511,244)

Net increase (decrease) in net assets resulting from shares transactions	(16,164,817)	(45,790,737)	25,819,376	31,513,080

Increase (Decrease) in Net Assets	(205,155)	(53,166,771)	37,601,232	34,103,511

Net Assets:
Beginning of period	188,664,909	241,831,680	92,202,192	58,098,681

End of period	$188,459,754	$188,664,909	$129,803,424	$92,202,192

Undistributed net investment income at end of period	$956,665	$649,550	$174,128	$383,421

Changes in Shares Outstanding:
Shares sold	—	—	1,400,000	2,200,000
Shares repurchased	(750,000)	(2,200,000)	(550,000)	(1,050,000)
Shares outstanding, beginning of period	8,850,000	11,050,000	3,300,000	2,150,000

Shares outstanding, end of period	8,100,000	8,850,000	4,150,000	3,300,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)		PowerShares S&P International Developed Quality Portfolio (IDHQ)
April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$11,891	$18,476	$267,608	$448,464
151,699	(111,213)	10,727	225,395
(61,991)	(3,619)	1,806,340	(648,114)

101,599	(96,356)	2,084,675	25,745

(19,463)	(10,051)	(207,617)	(448,611)
—	(10,531)	—	—

(19,463)	(20,582)	(207,617)	(448,611)

—	1,241,552	—	16,658,112
—	(2,560,834)	—	(14,787,248)

—	(1,319,282)	—	1,870,864

82,136	(1,436,220)	1,877,058	1,447,998

1,250,928	2,687,148	20,628,384	19,180,386

$1,333,064	$1,250,928	$22,505,442	$20,628,384

$7,452	$15,024	$184,868	$124,877

—	50,000	—	850,000
—	(100,000)	—	(750,000)
50,001	100,001	1,050,000	950,000

50,001	50,001	1,050,000	1,050,000

81

Financial Highlights

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	For the Period October 6, 2015(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$26.19		$26.56	$25.66
Net investment income(b)	0.41		0.81	0.03
Net realized and unrealized gain (loss) on investments	1.94		(0.29)	0.87
Total from investment operations	2.35		0.52	0.90
Distributions to shareholders from:
Net investment income	(0.84)		(0.79)	—
Net realized gains	—		(0.10)	—
Total distributions	(0.84)		(0.89)	—
Net asset value at end of period	$27.70		$26.19	$26.56
Market price at end of period(c)	$27.73		$26.16	$26.52
Net Asset Value Total Return(d)	9.30%		2.04%	3.51	%(e)
Market Price Total Return(d)	9.55%		2.06%	3.35	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,385		$1,310	$2,656
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25	%(f)
Net investment income	3.13	%(f)	3.09%	2.05	%(f)
Portfolio turnover rate(g)	31%		75%	0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 2.47%. The market price total return from Fund Inception to October 31, 2015 was 2.20%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

PowerShares DWA Developed Markets Momentum Portfolio (PIZ)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$22.29		$23.36	$24.49	$25.39	$19.33	$18.85
Net investment income(a)	0.24		0.35	0.27	0.38	0.35	0.40
Net realized and unrealized gain (loss) on investments	2.12		(1.04)	(1.15)	(0.43)	6.00	0.56
Total from investment operations	2.36		(0.69)	(0.88)	(0.05)	6.35	0.96
Distributions to shareholders from:
Net investment income	(0.17)		(0.38)	(0.25)	(0.85)	(0.29)	(0.48)
Net asset value at end of period	$24.48		$22.29	$23.36	$24.49	$25.39	$19.33
Market price at end of period(b)	$24.54		$22.27	$23.21	$24.55	$25.47	$19.44
Net Asset Value Total Return(c)	10.69%		(2.97)%	(3.63)%	(0.35)%	33.09%	5.43%
Market Price Total Return(c)	11.06%		(2.43)%	(4.48)%	(0.43)%	32.75%	6.99%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$165,242		$173,891	$263,996	$383,322	$507,811	$65,735
Ratio to average net assets of:
Expenses	0.82	%(d)	0.81%	0.81%	0.80%	0.81%	0.80%
Net investment income	2.19	%(d)	1.50%	1.10%	1.48%	1.55%	2.19%
Portfolio turnover rate(e)	58%		124%	120%	99%	96%	133%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights (continued)

PowerShares DWA Emerging Markets Momentum Portfolio (PIE)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$16.11		$16.02		$18.91	$18.78	$17.44	$16.33
Net investment income(a)	0.05		0.16		0.12	0.13	0.24	0.19
Net realized and unrealized gain (loss) on investments	0.61		0.14	(b)	(2.94)	0.08	1.24	1.12
Total from investment operations	0.66		0.30		(2.82)	0.21	1.48	1.31
Distributions to shareholders from:
Net investment income	(0.10)		(0.21)		(0.10)	(0.10)	(0.16)	(0.20)
Return of capital	—		(0.01)		—	—	—	—
Total distributions	(0.10)		(0.22)		(0.10)	(0.10)	(0.16)	(0.20)
Transaction fees(a)	0.01		0.01		0.03	0.02	0.02	—
Net asset value at end of period	$16.68		$16.11		$16.02	$18.91	$18.78	$17.44
Market price at end of period(c)	$16.76		$16.10		$15.97	$18.79	$18.76	$17.48
Net Asset Value Total Return(d)	4.20%		2.00	%(b)	(14.78)%	1.27%	8.66%	8.12%
Market Price Total Return(d)	4.77%		2.25%		(14.50)%	0.74%	8.29%	8.84%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$153,452		$183,668		$196,268	$402,684	$373,792	$182,842
Ratio to average net assets of:
Expenses	0.90	%(e)	0.90%		0.90%	0.90%	0.91%	0.90%
Net investment income	0.61	%(e)	1.04%		0.68%	0.69%	1.26%	1.12%
Portfolio turnover rate(f)	77%		160%		176%	147%	142%	181%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $0.10 and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Emerging Markets Infrastructure Portfolio (PXR)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$31.17		$30.97		$36.81	$38.71	$40.15	$40.96
Net investment income(a)	0.08		0.45		0.60	0.53	0.54	0.58
Net realized and unrealized gain (loss) on investments	3.88		0.26	(b)	(5.83)	(1.74)	(1.48)	(0.57)
Total from investment operations	3.96		0.71		(5.23)	(1.21)	(0.94)	0.01
Distributions to shareholders from:
Net investment income	(0.04)		(0.51)		(0.61)	(0.69)	(0.50)	(0.82)
Net asset value at end of period	$35.09		$31.17		$30.97	$36.81	$38.71	$40.15
Market price at end of period(c)	$35.09		$31.10		$30.67	$36.62	$38.31	$39.90
Net Asset Value Total Return(d)	12.73%		2.44	%(b)	(14.36)%	(3.16)%	(2.35)%	0.13%
Market Price Total Return(d)	12.98%		3.21%		(14.74)%	(2.65)%	(2.75)%	0.15%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$19,302		$20,258		$27,872	$36,811	$71,615	$94,351
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%		0.77%	0.76%	0.76%	0.75%
Net investment income	0.49	%(e)	1.54%		1.69%	1.42%	1.35%	1.46%
Portfolio turnover rate(f)	14%		28%		34%	20%	30%	20%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $0.06 and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

Financial Highlights (continued)

PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	For the Period May 4, 2015(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$23.85		$25.23	$25.14
Net investment income(b)	0.33	(c)	0.86	0.11
Net realized and unrealized gain (loss) on investments	1.89		(1.38)	0.17
Total from investment operations	2.22		(0.52)	0.28
Distributions to shareholders from:
Net investment income	(3.26)		(0.86)	(0.19)
Transaction Fees(b)	0.01		—	—
Net asset value at end of period	$22.82		$23.85	$25.23
Market price at end of period(d)	$22.82		$23.83	$25.21
Net Asset Value Total Return(e)	10.91%		(2.00)%	1.16	%(f)
Market Price Total Return(e)	11.04%		(2.02)%	1.08	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,847		$169,309	$172,812
Ratio to average net assets of:
Expenses	0.28	%(g)	0.25%	0.25	%(g)
Net investment income	2.81	%(c)(g)	3.59%	0.95	%(g)
Portfolio turnover rate(h)	11%		77%	26%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.11 and 0.97%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (May 7, 2015, the first day of trading on the exchange) to October 31, 2015 was 3.68%. The market price total return from Fund Inception to October 31, 2015 was 3.25%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015		2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$47.98		$45.16	$55.46		$58.66	$54.04	$51.15
Net investment income(a)	0.87		1.41	1.98	(b)	1.77	1.54	1.37
Net realized and unrealized gain (loss) on investments	6.05		3.13	(10.57)		(3.17)	5.07	2.99
Total from investment operations	6.92		4.54	(8.59)		(1.40)	6.61	4.36
Distributions to shareholders from:
Net investment income	(1.05)		(1.72)	(1.71)		(1.80)	(1.99)	(1.47)
Net asset value at end of period	$53.85		$47.98	$45.16		$55.46	$58.66	$54.04
Market price at end of period(c)	$54.09		$47.75	$45.08		$55.40	$58.38	$53.84
Net Asset Value Total Return(d)	14.67%		10.52%	(15.78)%		(2.38)%	12.50%	8.92%
Market Price Total Return(d)	15.74%		10.21%	(15.83)%		(2.02)%	12.38%	9.33%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$29,620		$23,990	$22,578		$44,369	$49,861	$56,743
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(e)	0.49%	0.49%		0.49%	0.51%	0.80%
Expenses, prior to Waivers	0.49	%(e)	0.49%	0.49%		0.49%	0.53%	0.80%
Net investment income, after Waivers	3.44	%(e)	3.16%	3.93	%(b)	3.10%	2.74%	2.72%
Portfolio turnover rate(f)	12%		20%	19%		16%	32%	14%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.75 and 3.46%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

Financial Highlights (continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$36.74		$38.60	$41.20	$42.99		$34.18	$35.10
Net investment income(a)	0.52		1.09	1.16	1.55	(b)	1.08	0.99
Net realized and unrealized gain (loss) on investments	3.90		(1.82)	(2.65)	(1.79)		8.75	(0.90)
Total from investment operations	4.42		(0.73)	(1.49)	(0.24)		9.83	0.09
Distributions to shareholders from:
Net investment income	(0.47)		(1.13)	(1.11)	(1.55)		(1.02)	(1.01)
Net asset value at end of period	$40.69		$36.74	$38.60	$41.20		$42.99	$34.18
Market price at end of period(c)	$40.69		$36.68	$38.34	$41.71		$43.23	$34.29
Net Asset Value Total Return(d)	12.13%		(1.73)%	(3.72)%	(0.72)%		29.20%	0.53%
Market Price Total Return(d)	12.30%		(1.24)%	(5.55)%	(0.07)%		29.49%	2.35%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,106,900		$938,650	$787,536	$762,267		$649,172	$283,715
Ratio to average net assets of:
Expenses, after Waivers	0.45	%(e)	0.45%	0.46%	0.45%		0.48%	0.75%
Expenses, prior to Waivers	0.45	%(e)	0.45%	0.46%	0.45%		0.49%	0.75%
Net investment income, after Waivers	2.70	%(e)	3.05%	2.87%	3.57	%(b)	2.82%	2.99%
Portfolio turnover rate(f)	12%		14%	12%	16%		17%	17%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $1.31 and 3.00%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$27.37		$26.60	$26.48	$27.40	$22.18	$22.40
Net investment income(a)	0.28		0.53	0.46	0.48	0.44	0.40
Net realized and unrealized gain (loss) on investments	2.61		0.86	0.12	(0.79)	5.36	(0.15)
Total from investment operations	2.89		1.39	0.58	(0.31)	5.80	0.25
Distributions to shareholders from:
Net investment income	(0.26)		(0.62)	(0.46)	(0.61)	(0.58)	(0.47)
Net asset value at end of period	$30.00		$27.37	$26.60	$26.48	$27.40	$22.18
Market price at end of period(b)	$30.01		$27.30	$26.66	$27.11	$27.87	$22.30
Net Asset Value Total Return(c)	10.67%		5.37%	2.18%	(1.21)%	26.56%	1.32%
Market Price Total Return(c)	10.99%		4.87%	0.01%	(0.58)%	28.00%	4.40%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$182,996		$162,854	$143,621	$105,915	$98,656	$59,880
Ratio to average net assets of:
Expenses, after Waivers	0.49	%(d)	0.49%	0.50%	0.49%	0.52%	0.75%
Expenses, prior to Waivers	0.49	%(d)	0.49%	0.50%	0.49%	0.54%	0.75%
Net investment income, after Waivers	2.01	%(d)	2.01%	1.73%	1.73%	1.78%	1.84%
Portfolio turnover rate(e)	18%		25%	24%	24%	27%	28%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

Financial Highlights (continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$18.81		$15.44	$20.38	$21.41	$21.20	$21.75
Net investment income(a)	0.11		0.42	0.53	0.60	0.56	0.50
Net realized and unrealized gain (loss) on investments	1.09		3.37	(5.02)	(1.02)	0.19	(0.44)
Total from investment operations	1.20		3.79	(4.49)	(0.42)	0.75	0.06
Distributions to shareholders from:
Net investment income	(0.08)		(0.42)	(0.45)	(0.61)	(0.54)	(0.61)
Net asset value at end of period	$19.93		$18.81	$15.44	$20.38	$21.41	$21.20
Market price at end of period(b)	$20.03		$18.80	$15.37	$20.25	$21.21	$21.11
Net Asset Value Total Return(c)	6.41%		25.08%	(22.16)%	(2.03)%	3.67%	0.37%
Market Price Total Return(c)	7.00%		25.57%	(22.00)%	(1.73)%	3.14%	(0.29)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$819,972		$625,398	$293,398	$387,200	$367,102	$375,161
Ratio to average net assets of:
Expenses, after Waivers	0.48	%(d)(e)	0.48%	0.49%	0.49%	0.52%	0.85%
Expenses, prior to Waivers	0.49	%(d)(e)	0.49%	0.49%	0.49%	0.54%	0.85%
Net investment income, after Waivers	1.14	%(e)	2.66%	2.88%	2.91%	2.66%	2.34%
Portfolio turnover rate(f)	25%		16%	34%	22%	24%	33%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Agriculture Portfolio (PAGG)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$23.47		$25.09	$29.31	$29.60		$29.82	$29.71
Net investment income(a)	0.12		0.48	0.68	0.69	(b)	0.49	0.35
Net realized and unrealized gain (loss) on investments	2.20		(1.59)	(4.17)	(0.29)		(0.22)	0.15 (c)
Total from investment operations	2.32		(1.11)	(3.49)	0.40		0.27	0.50
Distributions to shareholders from:
Net investment income	(0.28)		(0.51)	(0.73)	(0.69)		(0.49)	(0.39)
Net asset value at end of period	$25.51		$23.47	$25.09	$29.31		$29.60	$29.82
Market price at end of period(d)	$25.51		$23.50	$25.05	$29.25		$29.49	$29.66
Net Asset Value Total Return(e)	9.95%		(4.39)%	(12.10)%	1.31%		0.91%	1.85%
Market Price Total Return(e)	9.82%		(4.11)%	(12.06)%	1.49%		1.07%	2.13%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,962		$22,301	$27,604	$55,698		$93,233	$108,832
Ratio to average net assets of:
Expenses	0.78	%(f)	0.76%	0.76%	0.75%		0.76%	0.75%
Net investment income	0.95	%(f)	2.07%	2.35%	2.31	%(b)	1.63%	1.22%
Portfolio turnover rate(g)	28%		36%	32%	22%		17%	30%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.53 and 1.77%, respectively.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

Financial Highlights (continued)

PowerShares Global Clean Energy Portfolio (PBD)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$10.65		$11.46		$12.52	$12.04		$7.40	$9.89
Net investment income(a)	0.08		0.20		0.13	0.11		0.10	0.17
Net realized and unrealized gain (loss) on investments	0.79		(0.80	)(b)	(1.07)	0.47	(b)	4.65	(2.47)
Total from investment operations	0.87		(0.60)		(0.94)	0.58		4.75	(2.30)
Distributions to shareholders from:
Net investment income	(0.08)		(0.21)		(0.12)	(0.10)		(0.11)	(0.19)
Net asset value at end of period	$11.44		$10.65		$11.46	$12.52		$12.04	$7.40
Market price at end of period(c)	$11.37		$10.62		$11.46	$12.60		$12.03	$7.34
Net Asset Value Total Return(d)	8.24%		(5.29	)%(b)	(7.51)%	4.79	%(b)	64.73%	(23.35)%
Market Price Total Return(d)	7.89%		(5.56)%		(8.10)%	5.55%		65.94%	(23.03)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$52,899		$56,152		$66,762	$77,288		$81,000	$56,456
Ratio to average net assets of:
Expenses	0.75	%(e)	0.75%		0.77%	0.76%		0.82%	0.75%
Net investment income	1.57	%(e)	1.83%		1.11%	0.83%		1.10%	2.05%
Portfolio turnover rate(f)	20%		57%		51%	53%		48%	54%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.83) and $0.42 for the year ended October 31, 2016 and the year ended October 31, 2104, respectively, and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Gold and Precious Metals Portfolio (PSAU)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$20.85		$12.94	$15.25	$21.32	$40.49	$45.42
Net investment income(a)	0.02		0.01	0.08	0.05	0.19	0.22
Net realized and unrealized gain (loss) on investments	(1.61)		7.92	(2.29)	(6.07)	(19.26)	(4.54)
Total from investment operations	(1.59)		7.93	(2.21)	(6.02)	(19.07)	(4.32)
Distributions to shareholders from:
Net investment income	(0.20)		(0.02)	(0.10)	(0.05)	(0.10)	(0.61)
Net asset value at end of period	$19.06		$20.85	$12.94	$15.25	$21.32	$40.49
Market price at end of period(b)	$19.14		$20.87	$12.89	$15.17	$21.19	$41.12
Net Asset Value Total Return(c)	(7.44)%		61.40%	(14.63)%	(28.31)%	(47.10)%	(9.48)%
Market Price Total Return(c)	(7.15)%		62.19%	(14.51)%	(28.25)%	(48.22)%	(7.37)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$36,212		$42,741	$17,471	$18,299	$29,848	$38,462
Ratio to average net assets of:
Expenses	0.75	%(d)	0.75%	0.75%	0.75%	0.76%	0.75%
Net investment income	0.26	%(d)	0.05%	0.49%	0.24%	0.70%	0.57%
Portfolio turnover rate(e)	5%		27%	17%	18%	14%	19%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

Financial Highlights (continued)

PowerShares Global Water Portfolio (PIO)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$21.32		$21.89	$23.35	$21.91	$17.01	$17.17
Net investment income(a)	0.15		0.34	0.29	0.34	0.36	0.32
Net realized and unrealized gain (loss) on investments	1.91		(0.60)	(1.45)	1.44	4.86	(0.15)
Total from investment operations	2.06		(0.26)	(1.16)	1.78	5.22	0.17
Distributions to shareholders from:
Net investment income	(0.11)		(0.31)	(0.30)	(0.34)	(0.32)	(0.33)
Net asset value at end of period	$23.27		$21.32	$21.89	$23.35	$21.91	$17.01
Market price at end of period(b)	$23.23		$21.29	$21.77	$23.30	$21.96	$16.93
Net Asset Value Total Return(c)	9.74%		(1.14)%	(5.03)%	8.08%	30.91%	1.11%
Market Price Total Return(c)	9.71%		(0.78)%	(5.35)%	7.59%	31.84%	1.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$188,460		$188,665	$241,832	$288,367	$227,854	$206,712
Ratio to average net assets of:
Expenses	0.75	%(d)	0.74%	0.76%	0.76%	0.83%	0.75%
Net investment income	1.43	%(d)	1.62%	1.27%	1.46%	1.86%	1.90%
Portfolio turnover rate(e)	20%		67%	78%	28%	52%	104%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares International BuyBack AchieversTM Portfolio (IPKW)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			For the Period February 24, 2014(a) Through October 31, 2014
			2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$27.94		$27.02		$25.05	$25.03
Net investment income(b)	0.19		0.74	(c)	0.44	0.33
Net realized and unrealized gain (loss) on investments	3.42		0.89		1.82	(0.09)
Total from investment operations	3.61		1.63		2.26	0.24
Distributions to shareholders from:
Net investment income	(0.27)		(0.71)		(0.29)	(0.22)
Net asset value at end of period	$31.28		$27.94		$27.02	$25.05
Market price at end of period(d)	$31.42		$28.02		$26.96	$25.35
Net Asset Value Total Return(e)	13.03%		6.25%		9.04%	0.91	%(f)
Market Price Total Return(e)	13.21%		6.78%		7.51%	2.11	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$129,803		$92,202		$58,099	$17,537
Ratio to average net assets of:
Expenses	0.55	%(g)	0.55%		0.55%	0.55	%(g)
Net investment income	1.29	%(g)	2.76	%(c)	1.68%	1.88	%(g)
Portfolio turnover rate(h)	13%		106%		162%	130%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend received during the period. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividend are $0.51 and 1.90%, respectively.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (February 27, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.23%. The market price total return from Fund Inception to October 31, 2014 was 1.87%.
(g) Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

Financial Highlights (continued)

PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	For the Period October 6, 2015(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.02		$26.87	$25.42
Net investment income(b)	0.24		0.32	0.00	(c)
Net realized and unrealized gain (loss) on investments	1.79		(1.96)	1.45
Total from investment operations	2.03		(1.64)	1.45
Distributions to shareholders from:
Net investment income	(0.39)		(0.10)	—
Net realized gains	—		(0.11)	—
Total distributions	(0.39)		(0.21)	—
Net asset value at end of period	$26.66		$25.02	$26.87
Market price at end of period(d)	$26.68		$24.91	$26.70
Net Asset Value Total Return(e)	8.12%		(6.17)%	5.70	%(f)
Market Price Total Return(e)	8.69%		(5.98)%	5.04	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,333		$1,251	$2,687
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.25	%(g)
Net investment income	1.83	%(g)	1.26%	0.15	%(g)
Portfolio turnover rate(h)	33%		80%	—%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 2.95%. The market price total return from Fund Inception to October 31, 2015 was 2.42%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P International Developed Quality Portfolio (IDHQ)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$19.65		$20.19		$19.42	$19.67	$16.65	$16.03
Net investment income(a)	0.25		0.41		0.33	0.35	0.32	0.29
Net realized and unrealized gain (loss) on investments	1.73		(0.54	)(b)	0.75	(0.21)	3.04	0.62
Total from investment operations	1.98		(0.13)		1.08	0.14	3.36	0.91
Distributions to shareholders from:
Net investment income	(0.20)		(0.41)		(0.31)	(0.39)	(0.34)	(0.29)
Net asset value at end of period	$21.43		$19.65		$20.19	$19.42	$19.67	$16.65
Market price at end of period(c)	$21.44		$19.61		$20.14	$19.59	$19.68	$16.81
Net Asset Value Total Return(d)	10.18%		(0.62	)%(b)	5.60%	0.66%	20.44%	5.87%
Market Price Total Return(d)	10.46%		(0.59)%		4.42%	1.48%	19.34%	9.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$22,505		$20,628		$19,180	$16,505	$21,641	$18,312
Ratio to average net assets of:
Expenses, after Waivers	0.34	%(e)	0.45%		0.49%	0.47%	0.57%	0.75%
Expenses, prior to Waivers	0.34	%(e)	0.45%		0.49%	0.47%	0.59%	0.75%
Net investment income, after Waivers	2.58	%(e)	2.09%		1.66%	1.73%	1.79%	1.82%
Portfolio turnover rate(f)	17%		165%		78%	57%	28%	115%

(a)	Based on average shares outstanding.
(b)	Includes settlement proceeds recorded during the period. Had these settlement proceeds not been recorded Net realized and unrealized gain (loss) on investments per share would have been $(0.71) and total return would have been lower.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust offered seventy-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)	“Developed EuroPacific Currency Hedged Low Volatility Portfolio”
PowerShares DWA Developed Markets Momentum Portfolio (PIZ)	“DWA Developed Markets Momentum Portfolio”
PowerShares DWA Emerging Markets Momentum Portfolio (PIE)	“DWA Emerging Markets Momentum Portfolio”
PowerShares Emerging Markets Infrastructure Portfolio (PXR)	“Emerging Markets Infrastructure Portfolio”
PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)	“Europe Currency Hedged Low Volatility Portfolio”
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)	“FTSE RAFI Asia Pacific ex-Japan Portfolio”
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)	“FTSE RAFI Developed Markets ex-U.S. Portfolio”
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)	“FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio”
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)	“FTSE RAFI Emerging Markets Portfolio”
PowerShares Global Agriculture Portfolio (PAGG)	“Global Agriculture Portfolio”
PowerShares Global Clean Energy Portfolio (PBD)	“Global Clean Energy Portfolio”
PowerShares Global Gold and Precious Metals Portfolio (PSAU)	“Global Gold and Precious Metals Portfolio”
PowerShares Global Water Portfolio (PIO)	“Global Water Portfolio”
PowerShares International BuyBack AchieversTM Portfolio (IPKW)	“International BuyBack AchieversTM Portfolio”
PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)	“Japan Currency Hedged Low Volatility Portfolio”
PowerShares S&P International Developed Quality Portfolio (IDHQ)	“S&P International Developed Quality Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on the following exchanges:

Fund	Exchange
Developed EuroPacific Currency Hedged Low Volatility Portfolio	NYSE Arca, Inc.
DWA Developed Markets Momentum Portfolio	The NASDAQ Stock Market LLC*
DWA Emerging Markets Momentum Portfolio	The NASDAQ Stock Market LLC*
Emerging Markets Infrastructure Portfolio	NYSE Arca, Inc.
Europe Currency Hedged Low Volatility Portfolio	NYSE Arca, Inc.
FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca, Inc.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca, Inc.
FTSE RAFI Emerging Markets Portfolio	NYSE Arca, Inc.
Global Agriculture Portfolio	The NASDAQ Stock Market LLC
Global Clean Energy Portfolio	NYSE Arca, Inc.
Global Gold and Precious Metals Portfolio	The NASDAQ Stock Market LLC
Global Water Portfolio	The NASDAQ Stock Market LLC*
International BuyBack AchieversTM Portfolio	The NASDAQ Stock Market LLC
Japan Currency Hedged Low Volatility Portfolio	NYSE Arca, Inc.
S&P International Developed Quality Portfolio	NYSE Arca, Inc.

*	Prior to December 7, 2016 Shares were listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a

90

“Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Developed EuroPacific Currency Hedged Low Volatility Portfolio	S&P EPAC Ex Korea Low Volatility USD Hedged Index
DWA Developed Markets Momentum Portfolio	Dorsey Wright® Developed Markets Technical Leaders Index
DWA Emerging Markets Momentum Portfolio	Dorsey Wright® Emerging Markets Technical Leaders Index
Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM
Europe Currency Hedged Low Volatility Portfolio	S&P Eurozone Low Volatility USD Hedged Index
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Developed Asia Pacific ex-Japan Index
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex-U.S. 1000 Index
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex-U.S. Mid-Small 1500 Index
FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Markets Index
Global Agriculture Portfolio	NASDAQ OMX Global Agriculture IndexSM
Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index
Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM
Global Water Portfolio	NASDAQ OMX Global Water IndexSM
International BuyBack AchieversTM Portfolio	NASDAQ International BuyBack AchieversTM Index
Japan Currency Hedged Low Volatility Portfolio	S&P Japan 500® Low Volatility USD Hedged Index
S&P International Developed Quality Portfolio	S&P Quality Developed ex-U.S. LargeMidCap Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”) of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to

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specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry or Geographic Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector, or, in a specific country or geographic region. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry, sector, country or region, each Fund will also concentrate its investments to approximately the same extent. By so concentrating its investments, a Fund may face more risks than if it were diversified broadly over numerous industries, sectors, countries or geographic regions. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV. Also, a natural or

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other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact such Fund’s investments in the affected country or region.

Non-Diversified Fund Risk. Developed EuroPacific Currency Hedged Low Volatility Portfolio, Europe Currency Hedged Low Volatility Portfolio, Global Agriculture Portfolio, Global Gold and Precious Metals Portfolio, Global Water Portfolio, International BuyBack AchieversTM Portfolio and Japan Currency Hedged Low Volatility Portfolio are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. FTSE RAFI Emerging Markets Portfolio’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Small- and Mid-Capitalization Company Risk. For each Fund (except DWA Developed Markets Momentum Portfolio, DWA Emerging Markets Momentum Portfolio, FTSE RAFI Asia Pacific ex-Japan Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Emerging Markets Portfolio and Japan Currency Hedged Low Volatility Portfolio), investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Portfolio Turnover Risk. DWA Developed Markets Momentum Portfolio, DWA Emerging Markets Momentum Portfolio and International BuyBack AchieversTM Portfolio may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Currency Risk. The Funds may invest in non-U.S. dollar denominated equity securities of foreign issuers. Because a Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases.

Currency Hedging Risk. While currency hedging can reduce or eliminate losses, it can also reduce or eliminate gains. There can be no assurance that the hedging strategy of Developed EuroPacific Currency Hedged Low Volatility Portfolio, Europe Currency Hedged Low Volatility Portfolio or Japan Currency Hedged Low Volatility Portfolio will effectively reduce the currency risk included in either Fund’s portfolio. Hedges are sometimes subject to imperfect matching between the derivative and its reference asset. Some foreign currency forward contracts are less liquid, which could result in a Fund being unable to structure its hedging transactions as intended. Increased volatility in exchange rates will generally reduce the effectiveness of those Funds’ currency hedging strategy. The effectiveness of the Funds’ currency hedging strategy will also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may impact the effectiveness of a Fund’s currency hedging strategy.

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Commodity Pool Risk. Under amended regulations promulgated by the CFTC, investments by Developed EuroPacific Currency Hedged Low Volatility Portfolio, Europe Currency Hedged Low Volatility Portfolio and Japan Currency Hedged Low Volatility Portfolio will cause each Fund to be considered a commodity pool, thereby subjecting it to regulation under the Commodity Exchange Act and CFTC rules. The Adviser is registered as a commodity pool operator (“CPO”) and as a commodity trading advisor (“CTA”), and will manage the Funds in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Registration as a CPO or CTA imposes additional compliance obligations on the Adviser, which could increase costs and may affect the operations and financial performance of the Funds.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

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F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for Europe Currency Hedged Low Volatility Portfolio, Global Agriculture Portfolio and Global Gold and Precious Metals Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Europe Currency Hedged Low Volatility Portfolio declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Global Agriculture Portfolio and Global Gold and Precious Metals Portfolio each declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Forward Foreign Currency Contracts

Developed EuroPacific Currency Hedged Low Volatility Portfolio, Europe Currency Hedged Low Volatility Portfolio and Japan Currency Hedged Low Volatility Portfolio engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward foreign currency contracts to manage or minimize currency or exchange rate risk.

The Funds also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund also enters into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Funds set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

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A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statements of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statements of Assets and Liabilities.

K. Securities Lending

During the six-month period ended April 30, 2017, DWA Developed Markets Momentum Portfolio, Emerging Markets Infrastructure Portfolio, FTSE RAFI Developed Markets ex-U.S. Portfolio, FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, Global Agriculture Portfolio, Global Clean Energy Portfolio, Global Gold and Precious Metals Portfolio, Global Water Portfolio and International BuyBack AchieversTM Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
Developed EuroPacific Currency Hedged Low Volatility Portfolio	0.25%
DWA Developed Markets Momentum Portfolio	0.80%
DWA Emerging Markets Momentum Portfolio	0.90%
Emerging Markets Infrastructure Portfolio	0.75%
Europe Currency Hedged Low Volatility Portfolio	0.25%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.49%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.45%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.49%
FTSE RAFI Emerging Markets Portfolio	0.49%
Global Agriculture Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%

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% of Average Daily Net Assets
Global Water Portfolio	0.75%
International BuyBack AchieversTM Portfolio	0.55%
Japan Currency Hedged Low Volatility Portfolio	0.25%
S&P International Developed Quality Portfolio	0.29%*

*	Prior to January 1, 2017, the unitary management fee for S&P International Developed Quality Portfolio was 0.45% of the Fund’s average daily net assets.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2017, the Adviser waived fees for each Fund in the following amounts:

Developed EuroPacific Currency Hedged Low Volatility Portfolio	$2
DWA Developed Markets Momentum Portfolio	123
DWA Emerging Markets Momentum Portfolio	242
Emerging Markets Infrastructure Portfolio	6
Europe Currency Hedged Low Volatility Portfolio	94
FTSE RAFI Asia Pacific ex-Japan Portfolio	29
FTSE RAFI Developed Markets ex-U.S. Portfolio	410
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	115
FTSE RAFI Emerging Markets Portfolio	29,372
Global Agriculture Portfolio	2
Global Clean Energy Portfolio	—
Global Gold and Precious Metals Portfolio	33
Global Water Portfolio	2
International BuyBack Achievers™ Portfolio	150
Japan Currency Hedged Low Volatility Portfolio	3
S&P International Developed Quality Portfolio	7

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Developed EuroPacific Currency Hedged Low Volatility Portfolio	S&P Dow Jones Indices LLC
DWA Developed Markets Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Emerging Markets Momentum Portfolio	Dorsey Wright & Associates, LLC
Emerging Markets Infrastructure Portfolio	S-Network Global Indexes Inc.SM
Europe Currency Hedged Low Volatility Portfolio	S&P Dow Jones Indices LLC
FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.
FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.
Global Agriculture Portfolio	Nasdaq, Inc.
Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC
Global Gold and Precious Metals Portfolio	Nasdaq, Inc.
Global Water Portfolio	Nasdaq, Inc.
International BuyBack AchieversTM Portfolio	Nasdaq, Inc.
Japan Currency Hedged Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P International Developed Quality Portfolio	S&P Dow Jones Indices LLC

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Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for PowerShares India Portfolio, and therefore PowerShares India Portfolio is considered to be affiliated with the Funds. The table below shows FTSE RAFI Emerging Markets Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2017.

FTSE RAFI Emerging Markets Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
PowerShares India Portfolio	$7,130,798	$664,167	$(389,634)	$942,389	$(62,893)	$8,284,827	$34,775

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Developed EuroPacific Currency Hedged Low Volatility Portfolio
Equity Securities	$1,387,747	$—	$—	$1,387,747
Forward Foreign Currency Contracts(a)	—	(9,656)	—	(9,656)

Total Investments	1,387,747	(9,656)	—	1,378,091

DWA Emerging Markets Momentum Portfolio
Equity Securities	153,339,376	9,620	—	153,348,996

Emerging Markets Infrastructure Portfolio
Equity Securities	19,275,278	1,894	—	19,277,172

Europe Currency Hedged Low Volatility Portfolio
Equity Securities	6,325,916	—	—	6,325,916
Forward Foreign Currency Contracts(a)	—	(109,274)	—	(109,274)

Total Investments	6,325,916	(109,274)	—	6,216,642

98

	Investments in Securities
	Level 1	Level 2	Level 3	Total
FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	$29,441,544	$—	$170,412	$29,611,956

FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	1,132,036,776	13,256	987,774	1,133,037,806

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	187,357,433	144,398	118,361	187,620,192

FTSE RAFI Emerging Markets Portfolio
Equity Securities	817,452,352	10,407	1,610,407	819,073,166

International BuyBack AchieversTM Portfolio
Equity Securities	130,282,893	—	190,690	130,473,583

Japan Currency Hedged Low Volatility Portfolio
Equity Securities	1,332,191	—	—	1,332,191
Forward Foreign Currency Contracts(a)	—	1,426	—	1,426

Total Investments	1,332,191	1,426	—	1,333,617

(a)	Unrealized appreciation (depreciation).

Note 6. Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of each Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2017:

	Value
	Developed EuroPacific Currency Hedged Low Volatility Portfolio	Europe Currency Hedged Low Volatility Portfolio	Japan Currency Hedged Low Volatility Portfolio
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$3,692	$1,177	$1,669

Derivatives not subject to master netting agreements	—	—	—

Total Derivative Assets subject to master netting agreements	$3,692	$1,177	$1,669

Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(13,348)	$(110,451)	$(243)

Derivatives not subject to master netting agreements	—	—	—

Total Derivative Liabilities subject to master netting agreements	$(13,348)	$(110,451)	$(243)

99

Offsetting Assets and Liabilities

The tables below reflects the Funds exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2017:

Developed EuroPacific Currency Hedged Low Volatility Portfolio

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net value of derivatives	Non-Cash	Cash	Net amount
CIBC World Markets Corp.	$3,692	$(13,348)	$(9,656)	$—	$—	$(9,656)

Europe Currency Hedged Low Volatility Portfolio

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net value of derivatives	Non-Cash	Cash	Net amount
CIBC World Markets Corp.	$339	$(36,739)	$(36,400)	$—	$—	$(36,400)
Goldman, Sachs & Co. LLC	446	(36,866)	(36,420)	—	—	(36,420)
RBC Capital Markets LLC	392	(36,846)	(36,454)	—	—	(36,454)

Total	$1,177	$(110,451)	$(109,274)	$—	$—	$(109,274)

Japan Currency Hedged Low Volatility Portfolio

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward foreign currency contracts	Forward foreign currency contracts	Net value of derivatives	Non-Cash	Cash	Net amount
CIBC World Markets Corp.	$526	$(82)	$444	$—	$—	$444
Goldman, Sachs & Co. LLC	577	(85)	492	—	—	492
RBC Capital Markets LLC	566	(76)	490	—	—	490

Total	$1,669	$(243)	$1,426	$—	$—	$1,426

Effect of Derivative Investments for the Six-Month Period Ended April 30, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statements of Operations
	Developed EuroPacific Currency Hedged Low Volatility Portfolio	Europe Currency Hedged Low Volatility Portfolio	Japan Currency Hedged Low Volatility Portfolio
	Currency Risk
Realized Gain:
Forward foreign currency contracts	$47,359	$8,808,367	$120,620
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(43,322)	(4,562,323)	(44,569)

Total	$4,037	$4,246,044	$76,051

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The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

	Average Notional Value
	Developed EuroPacific Currency Hedged Low Volatility Portfolio	Europe Currency Hedged Low Volatility Portfolio	Japan Currency Hedged Low Volatility Portfolio
Forward foreign currency contracts	$2,848,156	$72,249,846	$3,155,913

Note 7. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2016, which expire as follows:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
Developed EuroPacific Currency Hedged Low Volatility Portfolio	$—	$—	$—	$15,170	$—	$15,170	$—
DWA Developed Markets Momentum Portfolio	6,761,697	1,071,796	11,083,378	83,321,947	—	102,238,818	17,174,329
DWA Emerging Markets Momentum Portfolio	5,190,203	602,137	18,886,830	106,355,690	—	131,034,860	14,116,179
Emerging Markets Infrastructure Portfolio	—	5,545	7,449,409	6,000,527	24,084,703	37,540,184	—
Europe Currency Hedged Low Volatility Portfolio	—	—	—	6,464,751	—	6,464,751	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	4,187,699	923,451	—	784,615	2,599,479	8,495,244	317,335
FTSE RAFI Developed Markets ex-U.S. Portfolio	8,801,477	5,210,563	1,248,239	1,493,216	21,483,891	38,237,386	2,040,934
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,633,165	695,775	—	631,688	9,998,306	13,958,934	192,155
FTSE RAFI Emerging Markets Portfolio	11,700,199	450,476	—	5,939,844	60,599,894	78,690,413	5,378,903
Global Agriculture Portfolio	—	—	365,885	1,161,026	11,581,138	13,108,049	—
Global Clean Energy Portfolio	65,130,758	22,796,787	31,202,293	12,081,613	56,669,190	187,880,641	34,356,421
Global Gold and Precious Metals Portfolio	—	—	374,482	1,605,148	15,265,809	17,245,439	—
Global Water Portfolio	41,990,185	1,909,380	4,235,497	37,503,483	11,171,983	96,810,528	64,839,461
International BuyBack AchieversTM Portfolio	—	—	—	4,244,620	1,021,391	5,266,011	—
Japan Currency Hedged Low Volatility Portfolio	—	—	—	19,051	107,008	126,059	—
S&P International Developed Quality Portfolio	19,713,557	980,146	2,056,117	2,510,767	750,823	26,011,410	23,676,544

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

101

Note 8. Investment Transactions

For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Developed EuroPacific Currency Hedged Low Volatility Portfolio	$420,751	$400,109
DWA Developed Markets Momentum Portfolio	95,063,425	93,902,635
DWA Emerging Markets Momentum Portfolio	117,763,970	130,536,620
Emerging Markets Infrastructure Portfolio	2,671,123	3,212,594
Europe Currency Hedged Low Volatility Portfolio	6,017,415	5,109,468
FTSE RAFI Asia Pacific ex-Japan Portfolio	3,951,418	3,185,309
FTSE RAFI Developed Markets ex-U.S. Portfolio	129,155,021	122,804,471
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	32,192,369	29,737,752
FTSE RAFI Emerging Markets Portfolio	243,276,246	176,910,341
Global Agriculture Portfolio	6,428,782	6,696,738
Global Clean Energy Portfolio	10,453,163	11,067,208
Global Gold and Precious Metals Portfolio	1,776,804	2,183,248
Global Water Portfolio	36,409,075	36,216,543
International BuyBack AchieversTM Portfolio	17,909,983	13,598,576
Japan Currency Hedged Low Volatility Portfolio	540,176	427,285
S&P International Developed Quality Portfolio	3,638,858	3,579,199

For the six-month period ended April 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Developed EuroPacific Currency Hedged Low Volatility Portfolio	$—	$—
DWA Developed Markets Momentum Portfolio	30,621,401	53,966,198
DWA Emerging Markets Momentum Portfolio	2,023,056	21,981,984
Emerging Markets Infrastructure Portfolio	—	2,675,724
Europe Currency Hedged Low Volatility Portfolio	—	154,964,908
FTSE RAFI Asia Pacific ex-Japan Portfolio	1,842,993	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	70,582,332	8,840,949
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	23,390,489	21,367,991
FTSE RAFI Emerging Markets Portfolio	84,780,894	—
Global Agriculture Portfolio	—	1,148,253
Global Clean Energy Portfolio	—	6,430,044
Global Gold and Precious Metals Portfolio	4,083,945	6,831,751
Global Water Portfolio	—	15,318,665
International BuyBack AchieversTM Portfolio	37,871,410	16,953,618
Japan Currency Hedged Low Volatility Portfolio	—	—
S&P International Developed Quality Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

102

At April 30, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Developed EuroPacific Currency Hedged Low Volatility Portfolio	$142,974	$(45,849)	$97,125	$1,290,622
DWA Developed Markets Momentum Portfolio	22,887,278	(846,305)	22,040,973	144,725,692
DWA Emerging Markets Momentum Portfolio	18,610,338	(2,211,358)	16,398,980	136,950,016
Emerging Markets Infrastructure Portfolio	3,266,605	(2,949,424)	317,181	18,959,991
Europe Currency Hedged Low Volatility Portfolio	391,582	(1,169,468)	(777,886)	7,103,802
FTSE RAFI Asia Pacific ex-Japan Portfolio	4,302,102	(2,951,545)	1,350,557	28,261,399
FTSE RAFI Developed Markets ex-U.S. Portfolio	108,604,500	(83,547,877)	25,056,623	1,107,981,183
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	31,781,094	(9,759,955)	22,021,139	165,599,053
FTSE RAFI Emerging Markets Portfolio	98,714,726	(83,111,250)	15,603,476	803,469,690
Global Agriculture Portfolio	2,695,111	(6,633,483)	(3,938,372)	27,682,588
Global Clean Energy Portfolio	9,943,890	(5,734,969)	4,208,921	56,137,294
Global Gold and Precious Metals Portfolio	1,961,010	(9,189,748)	(7,228,738)	43,862,270
Global Water Portfolio	38,263,819	(8,102,639)	30,161,180	163,162,037
International BuyBack AchieversTM Portfolio	13,214,847	(4,815,653)	8,399,194	122,074,389
Japan Currency Hedged Low Volatility Portfolio	107,057	(49,183)	57,874	1,274,317
S&P International Developed Quality Portfolio	2,621,192	(737,461)	1,883,731	20,585,179

Note 9. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

103

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

104

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

In addition to the fees and expenses which the PowerShares FTSE RAFI Emerging Markets Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio (FXEP)
Actual	$1,000.00	$1,093.00	0.25%	$1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares DWA Developed Markets Momentum Portfolio (PIZ)
Actual	1,000.00	1,106.90	0.82	4.28
Hypothetical (5% return before expenses)	1,000.00	1,020.73	0.82	4.11
PowerShares DWA Emerging Markets Momentum Portfolio (PIE)
Actual	1,000.00	1,042.00	0.90	4.56
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90	4.51
PowerShares Emerging Markets Infrastructure Portfolio (PXR)
Actual	1,000.00	1,127.30	0.75	3.96
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76

105

Fees and Expenses (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Europe Currency Hedged Low Volatility Portfolio (FXEU)
Actual	$1,000.00	$1,109.10	0.28%	$1.46
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (PAF)
Actual	1,000.00	1,146.70	0.49	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (PXF)
Actual	1,000.00	1,121.30	0.45	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (PDN)
Actual	1,000.00	1,106.70	0.49	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.36	0.49	2.46
PowerShares FTSE RAFI Emerging Markets Portfolio (PXH)
Actual	1,000.00	1,064.10	0.48	2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48	2.41
PowerShares Global Agriculture Portfolio (PAGG)
Actual	1,000.00	1,099.50	0.78	4.06
Hypothetical (5% return before expenses)	1,000.00	1,020.93	0.78	3.91
PowerShares Global Clean Energy Portfolio (PBD)
Actual	1,000.00	1,082.40	0.75	3.87
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares Global Gold and Precious Metals Portfolio (PSAU)
Actual	1,000.00	925.60	0.75	3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares Global Water Portfolio (PIO)
Actual	1,000.00	1,097.40	0.75	3.90
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75	3.76
PowerShares International BuyBack AchieversTM Portfolio (IPKW)
Actual	1,000.00	1,130.30	0.55	2.91
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55	2.76
PowerShares Japan Currency Hedged Low Volatility Portfolio (FXJP)
Actual	1,000.00	1,081.20	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P International Developed Quality Portfolio (IDHQ)
Actual	1,000.00	1,101.80	0.34	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.11	0.34	1.71

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30,2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

106

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2017, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 72 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 11, 2017 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

107

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical International Rotation Portfolio, and PowerShares Treasury Collateral Portfolio, each of which had not commenced operations as of December 31, 2016, and other than PowerShares S&P SmallCap High Dividend Low Volatility Portfolio and PowerShares S&P International Developed High Dividend Low Volatility Portfolio, for which the Adviser did not provide performance information because each of these Funds had less than three months of performance history as of December 31, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2016, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception, one-year and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the since-inception and one-year periods for the PowerShares LadderRite 0-5 Year Corporate Bond Portfolio and the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

108

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio (the Trustees noted that, prior to January 1, 2017, PowerShares S&P International Developed Quality Portfolio’s unitary advisory fee was 0.45%), PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees determined that the advisory fees were reasonable, noting the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio and for PowerShares DWA Tactical Sector Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer fund, and they also noted that the Adviser indicated that PowerShares DWA Tactical Sector Rotation Portfolio did not have any comparable open-end actively-managed peers.

109

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio	X	N/A	X
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X

110

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X		X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio		X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	N/A	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

111

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Independent Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary fee is less. The Trustees noted that the unitary fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2019, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio, PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 11, 2017. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

112

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Senior Loan Portfolio. (The Trustees did not consider the estimated profitability of the Sub-Adviser in managing PowerShares Treasury Collateral Portfolio because that Fund had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

113

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-8
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

April 30, 2017

2017 Semi-Annual Report to Shareholders

PLW	PowerShares 1-30 Laddered Treasury Portfolio

BAB	PowerShares Taxable Municipal Bond Portfolio
(Effective as of the close of markets on May 31, 2017, after the close of the reporting period, PowerShares Build America Bond Portfolio was renamed PowerShares Taxable Municipal Bond Portfolio)

PWZ	PowerShares California AMT-Free Municipal Bond Portfolio

PCEF	PowerShares CEF Income Composite Portfolio

DSUM	PowerShares Chinese Yuan Dim Sum Bond Portfolio

PCY	PowerShares Emerging Markets Sovereign Debt Portfolio

PHB	PowerShares Fundamental High Yield® Corporate Bond Portfolio

PFIG	PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PGHY	PowerShares Global Short Term High Yield Bond Portfolio

PICB	PowerShares International Corporate Bond Portfolio

LDRI	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PZA	PowerShares National AMT-Free Municipal Bond Portfolio

PZT	PowerShares New York AMT-Free Municipal Bond Portfolio

PGX	PowerShares Preferred Portfolio

CLTL	PowerShares Treasury Collateral Portfolio

VRP	PowerShares Variable Rate Preferred Portfolio

PVI	PowerShares VRDO Tax-Free Weekly Portfolio

2

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

April 30, 2017

(Unaudited)

Portfolio Composition
Duration Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Maturing in 0-5 Years	19.4
Maturing in 6-10 Years	16.4
Maturing in 11-15 Years	16.5
Maturing in 16-20 Years	16.6
Maturing in 21-25 Years	16.7
Maturing in 26-30 Years	13.4
Money Market Fund Plus Other Assets Less Liabilities	1.0

Schedule of Investments

Principal Amount		Value
	Long-Term Investments—95.8%
	U.S. Treasury Securities—95.8%
	U.S. Treasury Bonds—92.5%
$5,266,000	8.875%, 02/15/2019	$5,985,962
5,038,000	8.500%, 02/15/2020	6,019,035
4,920,000	7.875%, 02/15/2021	6,043,915
4,746,000	7.125%, 02/15/2023	6,094,993
4,878,000	6.250%, 08/15/2023	6,107,124
4,385,000	7.625%, 02/15/2025	6,124,271
4,720,000	6.000%, 02/15/2026	6,147,064
4,448,000	6.625%, 02/15/2027	6,150,227
4,496,000	6.125%, 11/15/2027	6,098,141
4,769,000	5.250%, 02/15/2029	6,174,830
4,268,000	6.250%, 05/15/2030	6,106,992
13,742,000	5.375%, 02/15/2031	18,540,157
14,493,000	4.500%, 02/15/2036	18,594,345
4,698,000	4.750%, 02/15/2037	6,207,510
4,916,000	4.375%, 02/15/2038	6,212,113
5,582,000	3.500%, 02/15/2039	6,227,530
4,784,000	4.625%, 02/15/2040	6,222,190
4,683,000	4.750%, 02/15/2041	6,210,187
6,009,000	3.125%, 02/15/2042	6,230,462
6,025,000	3.125%, 02/15/2043	6,228,579
5,519,000	3.625%, 02/15/2044	6,230,647
6,845,000	2.500%, 02/15/2045	6,239,108
6,867,000	2.500%, 02/15/2046	6,242,803
6,170,000	3.000%, 02/15/2047	6,229,170

		172,667,355

	U.S. Treasury Notes—3.3%
6,067,000	2.000%, 02/15/2022	6,127,549

	Total Long-Term Investments (Cost $183,752,499)	178,794,904

Principal Amount		Value
	Short-Term Investments—3.5%
	U.S. Treasury Securities—3.2%
	U.S. Treasury Notes—3.2%
$5,912,000	3.500%, 02/15/2018 (Cost $6,002,257)	$6,022,850

Number of Shares
	Money Market Fund—0.3%
515,882	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(a) (Cost $515,882)	515,882

	Total Short-Term Investments (Cost $6,518,139)	6,538,732

	Total Investments (Cost $190,270,638)—99.3%	185,333,636
	Other assets less liabilities—0.7%	1,310,283

	Net Assets—100.0%	$186,643,919

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Build America Bond Portfolio (BAB)

April 30, 2017

(Unaudited)

Portfolio Composition
State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
California	27.7
Illinois	6.8
New Jersey	3.7
New York	18.5
Ohio	3.4
Texas	7.5
Washington	3.4
Other States, Territories and Security Types Less Than 3% Each	27.5
Money Market Fund Plus Other Assets Less Liabilities	1.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—97.6%
	Ad Valorem Property Tax—19.1%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/2030	$3,273,000
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/2040	1,582,260
14,890,000	California State Highway Safety Air Quality Remarketed Ser. 09B	6.509	04/01/2039	17,239,642
8,505,000	California State Ser. 09	7.350	11/01/2039	12,119,710
4,500,000	California State Ser. 10	7.625	03/01/2040	6,657,570
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/2039	1,069,125
2,000,000	Channelview Texas Independent School District Ser. 10 PSF-GTD	5.926	08/15/2035	2,105,080
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/2040	1,789,800
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/2040	2,038,460
6,205,000	Chicago Illinois Ser. 10C	6.207	01/01/2036	5,588,843
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/2030	1,845,945
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/2038	2,080,080
4,560,000	Clark County Nevada Ser. 10	7.000	07/01/2038	5,264,474
4,955,000	Commonwealth of Pennsylvania First Ser. 10B	4.650	02/15/2026	5,432,761
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/2020	1,620,144
700,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B PSF-GTD	6.124	08/15/2032	784,049
5,170,000	Dallas Texas Independent School District Ser. 10C PSF-GTD	6.450	02/15/2035	5,921,615
200,000	Delaware State Ser. 09D	5.200	10/01/2026	215,350
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/2033	612,155
1,000,000	Douglas County Nevada School District Ser. 10A PSF-GTD	6.110	04/01/2030	1,059,350
605,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.265	08/15/2030	667,569
1,000,000	Hallettsville Texas Independent School Ser. 10 PSF-GTD	6.465	08/15/2035	1,078,180
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/2030	1,221,760
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/2043	2,289,640
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/2039	1,059,880
200,000	Itasca Illinois Ser. 09A	6.100	02/01/2034	216,654
320,000	Itasca Illinois Ser. 09A	6.200	02/01/2039	346,720
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/2031	2,215,780
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/2040	1,089,350
1,000,000	Las Vegas Valley Nevada Water District Ser. 09A	7.100	06/01/2039	1,098,630
5,000,000	Los Angeles California Community College District Ser. 10	6.750	08/01/2049	7,324,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981%	05/01/2027	$619,910
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/2027	235,688
4,300,000	Massachusetts State Ser. 10	4.480	05/01/2024	4,737,783
1,595,000	Massachusetts State Ser. 10E	4.200	12/01/2021	1,705,374
1,500,000	Massachusetts State Ser. 16F	3.277	06/01/2046	1,378,650
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/2039	1,099,690
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/2043	4,043,670
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/2039	1,157,360
1,500,000	New York City New York Ser. 09	5.985	12/01/2036	1,881,285
1,000,000	New York City New York Ser. 09D-1	6.385	12/01/2029	1,107,830
1,000,000	New York City New York Ser. 10	5.646	06/01/2027	1,197,280
2,710,000	New York City New York Ser. 10	5.817	10/01/2031	3,006,691
3,920,000	New York City New York Ser. 10	6.246	06/01/2035	4,346,731
8,495,000	New York City New York Ser. 10	5.968	03/01/2036	10,775,483
1,965,000	New York City New York Taxable Ser. 10F-1	6.271	12/01/2037	2,611,858
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/2019	948,797
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/2035	1,079,970
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/2040	1,069,090
1,450,000	Peoria Illinois Community Unit (School District No. 323) Ser. 10	6.020	04/01/2028	1,547,962
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/2030	1,163,120
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/2030	1,076,010
2,000,000	Round Rock Texas Independent School District Ser. 10 PSF-GTD	5.774	08/01/2030	2,219,620
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/2035	1,058,130
2,000,000	San Antonio Texas Independent School District Ser. 10 PSF-GTD	6.397	08/15/2040	2,245,300
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/2030	1,908,855
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/2030	4,857,853
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/2034	1,154,920
1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329	12/01/2035	1,021,580
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/2031	225,100
5,000,000	Utah State Ser. 10B	3.369	07/01/2021	5,244,150
15,255,000	Utah State Ser. 10B	3.539	07/01/2025	16,116,145
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/2035	719,854

				180,469,515

	College & University Revenue—7.5%
4,500,000	California Infrastructure & Economic Development Bank (California Infrastructure Economic Development) Rev. Ser. 10	6.486	05/15/2049	5,790,870
900,000	California State University Rev. Ser. 10	6.484	11/01/2041	1,158,768
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/2033	1,165,630
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/2030	2,138,420
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/2035	1,588,830
5,000,000	Massachusetts State College Building Auth. Ser. 09C	5.832	05/01/2030	5,908,600
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/2040	1,406,848
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/2040	3,228,270
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/2030	1,058,600
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/2030	1,105,450
3,000,000	Northern Arizona University (Arizona Board of Regents) Rev. Ser. 10A	6.593	08/01/2030	3,268,140
500,000	Northern Arizona University Rev. Ser. 09A	6.687	06/01/2039	541,000
1,000,000	Pennsylvania State Higher Educational Facilities Auth. (Temple University) Rev. Ser. 10	6.141	04/01/2030	1,186,870
905,000	Rutgers The State University of New Jersey Ser. 10	5.545	05/01/2029	1,020,107
1,500,000	University of California Rev. Ref. Ser. 16AS	3.552	05/15/2039	1,418,805
10,745,000	University of California Rev. Ser. 10	5.946	05/15/2045	13,651,523
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/2030	3,351,990
5,000,000	University of Hawaii Rev. Ser. 10	6.034	10/01/2040	5,555,750
1,500,000	University of Massachusetts Building Auth. Project Rev. Ser. 10	4.550	11/01/2025	1,675,830
250,000	University of Michigan University Rev. Ser. 10A	5.513	04/01/2030	290,210
500,000	University of North Carolina University Ser. 09B	5.757	12/01/2039	527,430

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College & University Revenue (continued)
$500,000	University of Texas Ser. 09B	6.276%	08/15/2041	$546,970
10,000,000	University of Texas System Ser. 10C	4.644	08/15/2030	11,289,300
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/2030	1,822,493
250,000	Wayne State University Ser. 09B	6.536	11/15/2039	271,535

				70,968,239

	Electric Power Revenue—12.0%
7,665,000	American Municipal Power Ohio Inc. (Combined Hydroelectric Projects) Rev. Ser.10	8.084	02/15/2050	11,913,020
2,090,000	American Municipal Power Ohio Inc. (Meldahl Hydroelectric-Remarketed) Rev. Ser. 10E	6.270	02/15/2050	2,545,056
8,005,000	American Municipal Power Ohio Inc. Rev. Ser. 09	6.053	02/15/2043	9,688,291
3,395,000	American Municipal Power Ohio Inc. Rev. Ser. 10	7.499	02/15/2050	4,697,933
750,000	Benton County Washington Public Utility District No. 1 Electric Rev. Ser. 10	6.546	11/01/2030	920,227
6,500,000	Cowlitz County Washington Public Utility District No. 1 Electric Ser. 10	6.884	09/01/2032	8,538,010
2,000,000	Douglas County Washington Public Utility District No. 1 Wells Hydroelectric Ser. 10B	5.245	09/01/2030	2,245,440
2,500,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.730	01/01/2030	3,030,675
2,750,000	Grant County Washington Public Utility District No. 2 (Priest Rapids Hydroelectric) Ref. Ser. 10L	5.830	01/01/2040	3,320,488
500,000	JEA Florida Electric Systems Rev. Ser. 09F	6.406	10/01/2034	633,875
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.166	07/01/2040	8,917,040
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/2041	1,760,670
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/2029	519,650
10,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.890	01/01/2042	12,257,900
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/2032	1,216,440
9,909,000	Municipal Electric Auth. of Georgia (Plant Vogtle Units 3&4 Project P) Ser. 10	7.055	04/01/2057	10,720,349
6,690,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/2057	7,814,054
1,000,000	Northern California Power Agency (Lodi Energy Center) Rev. Ser. 10B	7.311	06/01/2040	1,332,630
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/2030	298,838
9,050,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 10C	6.454	01/01/2050	9,993,915
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/2035	2,305,180
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/2032	3,043,214
5,795,000	Virgin Islands Water & Power Auth. (Electric System) Rev. Ser. 10C AGM	6.850	07/01/2035	6,120,157

				113,833,052

	Fuel Sales Tax Revenue—3.7%
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/2028	685,024
2,250,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 09	4.963	05/01/2023	2,541,105
6,000,000	Missouri State Highways & Transportation Commission (Taxable Third Lien State Road) Ser. 09C	5.063	05/01/2024	6,851,580
2,000,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.028	04/01/2026	2,286,040
11,715,000	Texas State Transportation Commission (First Tier) Rev. Ser. 10B	5.178	04/01/2030	13,882,392
2,000,000	Washington State Ser. 10	5.090	08/01/2033	2,355,360
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/2030	1,521,534
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/2039	5,426,050

				35,549,085

	General Fund—14.3%
17,590,000	California State Ser. 09	7.500	04/01/2034	24,928,372
22,850,000	California State Ser. 10	7.950	03/01/2036	26,404,089
17,955,000	California State Ser. 10	7.600	11/01/2040	26,984,210
10,860,000	California State Various Purpose Ser. 09	7.550	04/01/2039	16,036,528
5,000,000	California State Various Purpose Ser. 10	5.700	11/01/2021	5,714,800
9,300,000	Illinois State Ser. 10	6.900	03/01/2035	9,647,727
5,000,000	Illinois State Ser. 10-1	5.363	02/01/2019	5,174,850
14,795,000	Illinois State Ser. 10-1	5.563	02/01/2021	15,420,681
2,500,000	Illinois State Ser. 10-2	5.650	03/01/2020	2,623,675
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/2033	2,491,820

				135,426,752

	Government Fund/Grant Revenue—0.7%
8,700,000	Chicago Board of Education Ser. 09E	6.138	12/01/2039	6,539,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue—1.1%
$1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223%	02/15/2040	$1,218,120
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/2030	2,246,920
2,500,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/2027	3,133,600
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16B	4.053	07/01/2026	1,045,600
1,000,000	Oak Valley California Hospital District (Health Facilities) Rev. Ser. 10B	9.000	11/01/2039	1,044,840
1,500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/2042	1,601,880
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/2029	610,615

				10,901,575

	Highway Tolls Revenue—4.1%
3,025,000	Bay Area California Auth. Toll Bridge (San Francisco Bay Area) Rev. Ser. 10S3	6.907	10/01/2050	4,394,871
3,605,000	Bay Area California Auth. Toll Bridge (Sub.-Lien) Rev. Ser. 10S1	7.043	04/01/2050	5,261,389
200,000	Illinois State Toll Highway Auth. Toll Highway Rev. Ser. 09A	5.293	01/01/2024	211,008
1,200,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/2030	1,411,668
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/2029	273,645
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009	11/01/2039	303,730
4,215,000	New Jersey State Turnpike Auth. Rev. Ser. 09F	7.414	01/01/2040	6,142,182
2,280,000	New York Triborough Bridge & Tunnel Auth. Rev. Ser. 10	5.450	11/15/2032	2,735,612
5,000,000	North Texas Tollway Auth. (Sub.-Lien) Rev. Ser. 10B-2	8.410	02/01/2030	6,546,550
1,443,000	Pennsylvania State Turnpike Commission Rev. Ser. 09	6.105	12/01/2039	1,869,753
5,000,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.420	11/15/2036	6,003,850
2,715,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/2039	3,322,156

				38,476,414

	Hotel Occupancy Tax—0.4%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/2042	3,637,157

	Income Tax Revenue—3.0%
3,785,000	New York City Transitional Finance Auth. (Building Aid) Rev. Sub.-Ser. 10S-1B	6.828	07/15/2040	4,990,106
6,475,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Ser. 10	5.932	11/01/2036	7,197,351
5,730,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.325	11/01/2021	6,227,536
200,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 09F	5.292	03/15/2025	229,682
2,760,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.500	03/15/2030	3,269,689
1,800,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10	5.389	03/15/2040	2,181,168
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/2023	1,580,236
2,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/2040	2,459,540

				28,135,308

	Lease Revenue—3.4%
300,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.674	06/01/2030	332,187
1,000,000	Beverly Hills California Public Financing Auth. Lease (Various Projects) Rev. Ser. 10C	6.774	06/01/2040	1,103,740
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/2030	2,151,920
800,000	California State Public Works Board Lease (California State University Projects) Rev. Ser. 10B-2	7.804	03/01/2035	1,114,584
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/2030	1,051,410
80,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/2017	80,138
1,000,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.390	12/01/2030	1,159,690
1,070,000	Franklin County Ohio Convention Facilities Auth. Ser. 10	6.540	12/01/2036	1,263,488
500,000	Los Angeles California Municipal Improvement Corp. Lease (Recovery Zone Economic Development) Rev. Ser. 09D	7.757	09/01/2039	549,110
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/2032	2,127,560
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/2030	1,123,300
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/2035	2,232,600
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/2031	1,114,690
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/2029	533,970
5,000,000	Port of Morrow Oregon Transmission Facilities (Bonneville Corporation Project No. 4) Rev. Ser. 16	2.987	09/01/2036	4,527,250
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/2040	3,905,160
500,000	Salt Lake County Utah Municipal Building Auth. (Lease) Rev. Ser. 09B	5.820	12/01/2029	621,170
3,000,000	San Francisco California City & County COP Ser. 09D	6.487	11/01/2041	3,791,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Lease Revenue (continued)
$1,000,000	St. Charles Missouri COP Ser. 10B	5.650%	02/01/2030	$1,049,390
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase) Rev. Ser. 10	6.526	12/01/2030	2,461,320

				32,294,197

	Miscellaneous Revenue—4.5%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/2039	542,290
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/2027	566,825
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/2030	2,328,680
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/2030	1,189,810
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/2030	4,208,540
500,000	Kansas State Development Finance Auth. (Kansas State Projects) Rev. Ser. 10E-2	6.120	11/01/2029	545,080
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/2030	2,152,400
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/2040	7,712,320
1,000,000	Mississippi State Ser. 10	5.245	11/01/2034	1,193,590
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/2035	3,192,570
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/2039	1,124,950
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/2030	2,155,520
9,680,000	Texas State Ser. 09	5.517	04/01/2039	12,317,510
3,000,000	Wisconsin State General Fund Annual Appropriation Rev. Ref. Ser. 17A	3.954	05/01/2036	3,043,980

				42,274,065

	Multiple Utility Revenue—0.1%
810,000	Colorado Springs Colorado Utilities (Direct Pay) Rev. Ser. 10B2	5.738	11/15/2050	890,004

	Nuclear Revenue—0.2%
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 16D	2.388	12/01/2023	2,321,175

	Port, Airport & Marina Revenue—3.7%
3,190,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/2038	3,531,394
5,750,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395	01/01/2040	7,743,582
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/2039	272,085
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.023	07/01/2024	1,961,200
2,750,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.123	01/01/2025	2,726,048
2,500,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.223	07/01/2025	2,476,175
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.273	01/01/2026	1,987,320
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.323	07/01/2026	992,880
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.423	07/01/2027	1,955,760
3,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.473	07/01/2028	2,854,470
2,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.573	07/01/2029	1,908,740
1,000,000	New York State Transportation Development Corp. Special Facilities (LaGuardia Airport Terminal Redevelopment Project) Rev. Ser. 16B	3.673	07/01/2030	948,000
5,000,000	South Jersey Port Corp. New Jersey (Marine Terminal) Rev. Ser. 09-P-3	7.365	01/01/2040	5,493,600

				34,851,254

	Sales Tax Revenue—2.1%
1,855,000	Central Puget Sound Washington Regional Transportation Auth. Sales & Use Ser. 09	5.491	11/01/2039	2,342,865
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16B	3.818	08/01/2032	1,007,320
2,000,000	Massachusetts State Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.869	07/01/2040	2,545,180
450,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/2039	567,198
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/2032	2,766,750
1,000,000	Missouri State Highways & Transportation Commission (State Road) Rev. Ser. 10	5.020	05/01/2025	1,143,710
1,955,000	New York City Transitional Finance Auth. Rev. Ser. 10	4.867	08/01/2024	2,204,966
1,025,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. Ser. 10	5.876	04/01/2032	1,266,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Sales Tax Revenue (continued)
$1,815,000	Utah Transit Auth. Sales Tax Rev. Ser. 09B	5.937%	06/15/2039	$2,312,328
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/2040	3,912,000

				20,068,541

	Sewer Revenue—1.2%
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/2032	3,452,280
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/2025	1,250,327
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/2026	1,329,807
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/2027	1,414,834
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/2028	1,482,834
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/2045	557,080
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/2029	219,148
1,100,000	Riverside California Sewer Rev. Ser. 09	7.000	08/01/2029	1,213,608
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/2030	214,258

				11,134,176

	Special Assessment—0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/2035	1,567,035

	Tax Increment Revenue—0.2%
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B	7.930	08/01/2030	1,091,810
1,000,000	Temecula California Redevelopment Agency Tax Allocation (Temecula Redevelopment No. 1) Rev. Ser. 10B	8.180	08/01/2039	1,089,320

				2,181,130

	Transit Revenue—5.1%
2,500,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/2040	3,187,050
335,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/2039	411,668
1,230,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/2039	1,635,223
7,250,000	Metropolitan Transportation Auth. New York Rev. Ser. 10A	6.668	11/15/2039	9,761,472
3,745,000	Metropolitan Transportation Auth. New York Rev. Ser. 10C-1	6.687	11/15/2040	4,997,066
12,525,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/2040	17,060,929
7,455,000	New Jersey State Transportation Trust Fund Auth. Ser. 10B	6.561	12/15/2040	8,186,559
1,990,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/2028	2,097,361
1,125,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/2028	1,169,843

				48,507,171

	Water Revenue—11.0%
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/2030	1,660,440
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/2030	225,862
3,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/2040	3,780,810
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/2030	2,404,980
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/2033	1,566,825
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/2040	2,661,940
1,715,000	Los Angeles California Department of Water & Power Rev. Ser. 10	6.603	07/01/2050	2,448,814
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/2024	581,805
2,270,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	6.008	07/01/2039	2,819,907
1,125,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/2040	1,290,150
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/2040	1,137,290
1,700,000	New York City Municipal Finance Auth. Water & Sewer System (Taxable Second General) Rev. Ser. 10EE	6.011	06/15/2042	2,285,242
1,480,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10	5.952	06/15/2042	1,992,124
7,425,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 10EE	6.491	06/15/2042	8,337,161
2,925,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/2041	3,228,615
4,460,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/2042	5,749,208
6,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/2042	6,782,529
15,230,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/2043	19,178,530
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/2041	1,123,590
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water) Ser. 10	5.707	06/15/2030	1,242,580
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/2029	624,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares Build America Bond Portfolio (BAB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820%	12/15/2039	$670,300
500,000	Riverside California Water Rev. Ser. 09B	6.349	10/01/2039	670,310
2,245,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10	6.000	11/01/2040	2,816,218
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/2027	3,677,190
2,480,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	6.000	11/01/2040	3,124,478
4,600,000	San Francisco City & County Public Utilities Commission Ser. 10	6.950	11/01/2050	6,638,628
3,000,000	Santa Clara Valley California Water District Ref. Ser. 16B	4.354	06/01/2046	3,058,830
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/2040	2,233,580
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/2030	2,318,700
1,645,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.393	08/01/2040	2,007,147
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/2030	1,637,265
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/2030	1,183,720
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/2026	1,475,812
1,250,000	Upper Eagle Regional Water Auth. Colorado Rev. Ser. 10	6.518	12/01/2039	1,363,875
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/2040	615,155

				104,614,585

	Total Municipal Bonds (Cost $882,708,033)			924,640,394

	Corporate Bonds—0.9%
	Commercial Services—0.2%
2,000,000	Trustees of Dartmouth College	3.474	06/01/2046	1,955,500

	Healthcare-Services—0.7%
3,000,000	Baylor Scott & White Holdings	3.967	11/15/2046	2,882,010
2,000,000	Mayo Clinic, Series 2016	4.128	11/15/2052	2,038,606
1,400,000	Montefiore Medical Center	2.895	04/20/2032	1,369,584

				6,290,200

	Total Corporate Bonds (Cost $8,399,900)			8,245,700

Number of Shares
	Money Market Fund—0.5%
4,280,059	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(a) (Cost $4,280,059)			4,280,059

	Total Investments (Cost $895,387,992)(b)—99.0%			937,166,153
	Other assets less liabilities—1.0%			9,879,462

	Net Assets—100.0%			$947,045,615

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

Auth.—Authority

COP—Certificate of Participation

PSF-GTD—Permanent School Fund Guaranteed

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(b)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

April 30, 2017

(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Ad Valorem Property Tax	16.3
Health, Hospital, Nursing Home Revenue	16.0
Electric Power Revenue	10.3
Lease Revenue	9.1
Water Revenue	8.7
General Fund	8.4
College & University Revenue	7.9
Port, Airport & Marina Revenue	6.8
Miscellaneous Revenue	2.9

Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2017 (continued)
Tax Increment Revenue	2.3
Sales Tax Revenue	2.2
Special Tax	1.7
Sewer Revenue	1.6
Natural Gas Revenue	1.6
Transit Revenue	1.0
Recreational Revenue	0.6
Local or GTD Housing	0.6
Other Assets Less Liabilities	2.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.0%
	Ad Valorem Property Tax—16.3%
$500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/2037	$500,985
775,000	California State Ref. Ser. 12	5.000	02/01/2038	857,351
1,500,000	California State Ref. Ser. 15	5.000	08/01/2035	1,727,415
1,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	1,099,270
1,965,000	California State Various Purpose Ser. 13	5.000	11/01/2043	2,221,826
800,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	932,968
2,000,000	Chaffey California Joint Union High School District (Election 2012) Ser. 15B	5.000	08/01/2044	2,257,220
1,500,000	Coachella Valley California Unified School District (2005 Election) Ser. 16E AGM	4.000	08/01/2045	1,525,515
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC(a)	5.375	08/01/2019	1,097,910
2,745,000	Contra Costa California Community College District (Election of 2006) Ser. 13	5.000	08/01/2038	3,124,826
500,000	Desert California Community College District Ser. 07C AGM(a)	5.000	08/01/2017	505,500
2,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	2,074,980
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL(a)	5.000	08/01/2017	505,510
1,000,000	Los Angeles California Community College District Ref. Ser. 16	5.000	08/01/2036	1,164,980
1,500,000	Oakland California Unified School District (Alameda County) Ser. 15A	5.000	08/01/2040	1,701,495
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	1,153,779
1,000,000	San Diego California Community College District (Election of 2006) Ser. 13	5.000	08/01/2043	1,142,720
1,000,000	San Diego California Unified School District (Election 2012) Ser. 13C	5.000	07/01/2035	1,133,620
1,000,000	San Diego California Unified School District (Election 2012) Ser. 16F	5.000	07/01/2040	1,147,120
2,000,000	West Contra Costa California Unified School District Ref. Ser. 12 AGM	5.000	08/01/2032	2,254,320

				28,129,310

	College & University Revenue—7.9%
1,500,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	1,719,435
210,000	California State University Systemwide Rev. Ser. 07A AGM(a)	5.000	05/01/2017	210,073
155,000	California State University Systemwide Rev. Ser. 07A AGM	5.000	11/01/2037	155,054
2,940,000	California State University Systemwide Rev. Ser. 12A	5.000	11/01/2037	3,386,792
2,000,000	California State University Systemwide Rev. Ser. 14A	5.000	11/01/2039	2,275,760
2,100,000	California State University Systemwide Rev. Ser. 15A	5.000	11/01/2038	2,411,619
1,500,000	University of California (Limited Project) Rev. Ser. 12G	5.000	05/15/2037	1,705,005
1,500,000	University of California General Rev. Ser. 13AI	5.000	05/15/2038	1,710,135

				13,573,873

	Electric Power Revenue—10.3%
2,000,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/2037	2,188,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Electric Power Revenue (continued)
$2,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000%	10/01/2030	$2,234,400
2,500,000	Los Angeles California Department of Water & Power (Power System) Rev. Ref. Ser. 16A	5.000	07/01/2046	2,858,775
4,445,000	Los Angeles California Department of Water & Power (Power System) Rev. Ser. 12B	5.000	07/01/2043	5,001,870
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 14D	5.000	07/01/2039	1,141,370
1,000,000	Los Angeles California Department of Water & Power Rev. Ser. 15E	5.000	07/01/2044	1,134,420
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 16B	5.000	07/01/2042	1,720,185
400,000	Los Angeles California Water & Power (Power System) Rev. Sub.-Ser. 07A-1 AMBAC	5.000	07/01/2039	402,948
575,000	Redding California Electric System COP Rev. Ser. 08A AGM(a)	5.000	06/01/2018	601,300
425,000	Redding California Electric System COP Rev. Ser. 08A AGM	5.000	06/01/2030	441,290

				17,725,498

	General Fund—8.4%
25,000	California State Ref. Ser. 07 NATL	4.250	08/01/2033	25,056
2,025,000	California State Ser. 10	5.250	11/01/2040	2,281,324
2,000,000	California State Ser. 16	5.000	09/01/2046	2,281,700
1,000,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2036	1,153,040
2,585,000	California State Various Purpose Ref. Ser. 16	5.000	09/01/2034	3,003,382
2,020,000	California State Various Purpose Ser. 09	6.000	04/01/2038	2,211,779
1,160,000	California State Various Purpose Ser. 13	5.000	04/01/2037	1,305,151
2,000,000	California State Various Purpose Ser. 13	5.000	04/01/2043	2,239,800

				14,501,232

	Health, Hospital, Nursing Home Revenue—16.0%
1,000,000	California State Health Facilities Auth. (Lucile Packard Stanford Hospital) Rev. Ser. 16B	5.000	08/15/2055	1,107,150
3,300,000	California State Health Facilities Financing Auth. (Adventist Health System/West) Rev. Ref. Ser. 16A	4.000	03/01/2039	3,351,513
500,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	574,460
1,000,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	1,238,600
500,000	California State Health Facilities Financing Auth. (Providence St. Joseph Health) Rev. Ref. Ser. 16A	4.000	10/01/2036	515,855
2,265,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 08A	5.000	08/15/2038	2,354,196
3,305,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	3,717,034
1,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 15A	5.000	08/15/2043	1,111,720
685,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	4.000	11/15/2041	693,131
2,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	2,238,220
1,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	1,003,970
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.000	11/01/2047	1,073,530
500,000	California State Municipal Financing Auth. (Northbay Healthcare) Rev. Ser. 17A	5.250	11/01/2047	549,340
495,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(a)	5.000	05/23/2018	515,934
1,000,000	California Statewide Communities Development Auth. (Catholic Healthcare West) Rev. Ser. 07K AGC(a)	5.500	07/01/2017	1,008,060
1,000,000	California Statewide Communities Development Auth. (Cottage Health System Obligated Group) Rev. Ref. Ser. 15	5.000	11/01/2043	1,103,840
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	1,003,810
1,000,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	5.000	08/15/2051	1,107,940
1,000,000	California Statewide Communities Development Auth. (Kaiser Permanente) Rev. Ser. 12A	5.000	04/01/2042	1,093,310
1,000,000	California Statewide Communities Development Auth. (Sutter Health) Rev. Ser. 11A	6.000	08/15/2042	1,134,870
1,045,000	California Statewide Communities Development Auth. (Trinity Health) Rev. Ref. Ser. 11	5.000	12/01/2041	1,160,995

				27,657,478

	Lease Revenue—9.1%
540,000	Anaheim California Public Financing Auth. Lease Rev. Ref. Ser. 14A	5.000	05/01/2039	605,270
670,000	California State Public Works Board Lease (Various Capital Projects) Rev. Ref. Ser. 16C	5.000	11/01/2034	771,753
1,130,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2037	1,276,877
2,330,000	Los Angeles County California Public Works Financing Auth. Lease (Multiple Capital Project II) Rev. Ser. 12	5.000	08/01/2042	2,608,365
2,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	2,245,180
1,050,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	1,187,592
1,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	1,088,820
1,000,000	San Diego California Public Facilities Financing Auth. Lease (Capital improvement Projects) Rev. Ser. 15A	5.000	10/15/2044	1,123,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Lease Revenue (continued)
$3,000,000	San Jose California Financing Auth. (Civic Center Project) Ref. Ser. 13A	5.000%	06/01/2039	$3,377,940
400,000	Santa Clara Valley California Water District (COP Water Utility System Improvement) Ser. 07A NATL	5.000	06/01/2037	401,556
1,000,000	Yuba California Levee Financing Auth. (Levee Financing Project) Rev. Ser. 08A AGC(a)	5.000	09/01/2017	1,014,380

				15,701,583

	Local or GTD Housing—0.6%
1,000,000	California Statewide Communities Development Auth. Student Housing (CHF Irvine LLC) Rev. Ref. Ser. 16	5.000	05/15/2040	1,083,960

	Miscellaneous Revenue—2.9%
1,000,000	California Infrastructure & Economic Development Bank Rev. Ser. 16	4.000	10/01/2045	1,034,950
1,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	1,710,105
1,000,000	California State Various Purpose Ser. 14	5.000	10/01/2044	1,132,930
1,000,000	California State Various Purpose Ser. 15	5.000	03/01/2045	1,130,580

				5,008,565

	Natural Gas Revenue—1.6%
2,500,000	Chula Vista California Industrial Development (San Diego Gas—Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	2,722,600

	Port, Airport & Marina Revenue—6.8%
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2040	539,100
500,000	Long Beach California Marina Rev. Ser. 15	5.000	05/15/2045	536,950
1,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	1,104,290
2,000,000	Los Angeles California Department of Airports Rev. Ref. Sub.-Ser. 15C	5.000	05/15/2038	2,276,400
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,240,400
4,465,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	5,059,783

				11,756,923

	Recreational Revenue—0.6%
1,000,000	California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts & Projects) Rev. Ref. Ser. 15	5.000	11/01/2041	1,126,890

	Sales Tax Revenue—2.2%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,563,555
2,000,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	2,302,660

				3,866,215

	Sewer Revenue—1.6%
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/2038	402,720
650,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	682,409
1,525,000	Sacramento County California Sanitation District Financing Auth. Rev. Ref. Ser. 14A	5.000	12/01/2044	1,728,908

				2,814,037

	Special Tax—1.7%
2,600,000	Irvine California Unified School District Special Tax Ref. Ser. 15 BAM	5.000	09/01/2038	2,916,446

	Tax Increment Revenue—2.3%
1,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	1,097,530
2,500,000	Santa Cruz County California Redevelopment Successor Agency Tax Allocation Ref. Ser. 15A AGM	5.000	09/01/2035	2,834,900

				3,932,430

	Transit Revenue—1.0%
1,500,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2035	1,693,410

	Water Revenue—8.7%
1,000,000	California State Department of Water Resources (Central Valley Project) Water System Rev. Ref. Ser. 16AW	5.000	12/01/2033	1,198,800
1,500,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 15A	5.000	06/01/2037	1,735,065
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	2,245,380
1,250,000	Los Angeles California Department of Water & Power System Rev. Ser. 11A	5.000	07/01/2041	1,390,650
2,000,000	Orange County California Water District Rev. Ref. Ser. 17A	4.000	08/15/2041	2,089,020

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125%	07/01/2047	$508,380
1,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	1,165,430
4,090,000	Santa Clara Valley California Water District Ref. Ser. 16A	5.000	06/01/2046	4,698,714

				15,031,439

	Total Investments (Cost $169,230,483)(b)—98.0%			169,241,889
	Other assets less liabilities—2.0%			3,404,126

	Net Assets—100.0%			$172,646,015

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BAM—Build America Mutual

COP—Certificate of Participation

GTD—Grant To Date

NATL—National Public Finance Guarantee Corp.

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	11.8%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares CEF Income Composite Portfolio (PCEF)

April 30, 2017

(Unaudited)

Portfolio Composition
Asset Class Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Bonds	44.1
Option Income	29.4
Bonds/High Yield	24.7
Domestic Equity	1.5
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Closed-End Funds—99.7%
	Bonds—44.1%
2,667,009	Aberdeen Asia-Pacific Income Fund, Inc.	$13,335,045
499,758	BlackRock Core Bond Trust	6,841,687
1,135,513	BlackRock Credit Allocation Income Trust	15,227,229
605,376	BlackRock Income Trust, Inc.	3,777,546
346,379	BlackRock Limited Duration Income Trust	5,441,614
393,176	BlackRock Multi-Sector Income Trust	7,069,305
415,418	BlackRock Taxable Municipal Bond Trust	9,413,372
413,062	Blackstone/GSO Strategic Credit Fund	6,732,911
209,171	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,444,721
74,775	Cohen & Steers Select Preferred and Income Fund, Inc.	2,030,141
928,605	DoubleLine Income Solutions Fund	19,110,691
76,270	DoubleLine Opportunistic Credit Fund	1,857,937
255,504	Duff & Phelps Utility and Corporate Bond Trust, Inc.	2,368,522
1,076,911	Eaton Vance Limited Duration Income Fund	15,205,983
168,903	Eaton Vance Short Duration Diversified Income Fund	2,405,179
102,964	Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	1,157,315
162,575	First Trust Aberdeen Global Opportunity Income Fund	1,915,134
445,135	First Trust Intermediate Duration Preferred & Income Fund	10,509,637
140,131	Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	3,555,124
56,098	Flaherty & Crumrine Preferred Income Fund, Inc.	843,153
229,269	Flaherty & Crumrine Preferred Securities Income Fund, Inc.	4,782,551
62,327	Flaherty & Crumrine Total Return Fund, Inc.	1,336,291
249,628	Franklin Limited Duration Income Trust	2,985,551
129,425	Guggenheim Taxable Municipal Managed Duration Trust	2,967,715
101,137	Insight Select Income Fund	1,957,001
104,691	Invesco Bond Fund(a)	1,977,613
1,338,513	Invesco Senior Income Trust(a)	6,291,011
81,734	John Hancock Investors Trust	1,431,162

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
188,781	John Hancock Preferred Income Fund	$4,156,958
136,031	John Hancock Preferred Income Fund II	2,934,189
231,747	John Hancock Preferred Income Fund III	4,384,653
272,838	John Hancock Premium Dividend Fund	4,493,642
558,731	MFS Charter Income Trust	4,838,610
244,144	MFS Government Markets Income Trust	1,213,396
1,105,600	MFS Intermediate Income Trust	4,831,472
807,509	MFS Multimarket Income Trust	4,998,481
194,244	Nuveen Build America Bond Fund	4,032,505
65,021	Nuveen Build America Bond Opportunity Fund	1,398,602
1,249,272	Nuveen Credit Strategies Income Fund	11,068,550
359,159	Nuveen Floating Rate Income Fund	4,194,977
243,019	Nuveen Global High Income Fund	4,068,138
168,125	Nuveen Preferred & Income Term Fund	4,201,444
733,769	Nuveen Preferred Income Opportunities Fund	7,447,755
1,496,267	Nuveen Preferred Securities Income Fund	14,768,155
198,328	PIMCO Corporate & Income Strategy Fund	3,266,462
80,393	PIMCO Income Opportunity Fund	2,072,532
158,892	PIMCO Income Strategy Fund	1,832,025
368,805	PIMCO Income Strategy Fund II	3,824,508
178,874	Pioneer Floating Rate Trust	2,207,305
311,438	Prudential Short Duration High Yield Fund, Inc.	4,836,632
527,806	Putnam Master Intermediate Income Trust	2,528,191
1,056,582	Putnam Premier Income Trust	5,525,924
81,776	Stone Harbor Emerging Markets Income Fund	1,342,762
442,180	TCW Strategic Income Fund, Inc.	2,405,459
1,453,613	Templeton Global Income Fund	9,666,526
103,276	Virtus Global Multi-Sector Income Fund	1,691,661
140,083	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,493,477
69,694	Western Asset Income Fund	1,021,017
69,055	Western Asset Investment Grade Defined Opportunity Trust, Inc.	1,419,771
88,854	Western Asset Premier Bond Fund	1,199,529
647,893	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	7,185,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares CEF Income Composite Portfolio (PCEF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds (continued)
309,122	Western Asset/Claymore Inflation-Linked Securities & Income Fund	$3,520,900

		299,042,482

	Bonds/High Yield—24.7%
824,008	AllianceBernstein Global High Income Fund, Inc.	10,588,503
187,877	Barings Global Short Duration High Yield Fund	3,751,904
1,323,088	BlackRock Corporate High Yield Fund, Inc.	14,911,202
638,082	BlackRock Debt Strategies Fund, Inc.	7,465,559
269,616	BlackRock Floating Rate Income Strategies Fund, Inc.	3,895,951
148,354	BlackRock Floating Rate Income Trust	2,177,837
115,991	Blackstone/GSO Long-Short Credit Income Fund	1,912,692
485,575	Credit Suisse Asset Management Income Fund, Inc.	1,641,244
633,929	Credit Suisse High Yield Bond Fund	1,749,644
112,293	Deutsche High Income Opportunities Fund, Inc.	1,656,322
205,632	Deutsche Multi-Market Income Trust	1,805,449
541,360	Dreyfus High Yield Strategies Fund	1,889,346
256,230	Eaton Vance Floating-Rate Income Trust	3,884,447
157,012	Eaton Vance High Income 2021 Target Term Trust	1,585,821
228,488	Eaton Vance Senior Floating-Rate Trust	3,409,041
327,360	First Trust High Income Long/Short Fund	5,663,328
195,233	First Trust Senior Floating Rate Income Fund II	2,670,787
36,116	Guggenheim Credit Allocation Fund	844,031
154,720	Ivy High Income Opportunities Fund	2,412,085
155,165	KKR Income Opportunities Fund	2,696,768
246,998	Morgan Stanley Emerging Markets Debt Fund, Inc.	2,410,700
207,967	Neuberger Berman High Yield Strategies Fund, Inc.	2,506,002
221,387	New America High Income Fund, Inc. (The)	2,107,604
211,524	Nuveen Floating Rate Income Opportunity Fund	2,523,481
73,441	Nuveen High Income 2020 Target Term Fund	745,426
185,000	Nuveen High Income December 2018 Target Term Fund	1,875,900
350,177	Nuveen High Income November 2021 Target Term Fund	3,536,788
225,595	Nuveen NASDAQ 100 Dynamic Overwrite Fund	4,859,316
243,306	Nuveen Senior Income Fund	1,698,276
64,126	Nuveen Short Duration Credit Opportunities Fund	1,163,887
359,651	PIMCO Corporate & Income Opportunity Fund	5,772,399
78,586	Pioneer Diversified High Income Trust	1,312,386
271,542	Pioneer High Income Trust	2,709,989
427,252	Prudential Global Short Duration High Yield Fund, Inc.	6,498,503
59,559	Stone Harbor Emerging Markets Total Income Fund	944,010
516,589	Templeton Emerging Markets Income Fund	5,899,446
1,102,719	Voya Prime Rate Trust	6,031,873

Number of Shares		Value
	Closed-End Funds (continued)
	Bonds/High Yield (continued)
670,312	Wells Fargo Income Opportunities Fund	$5,791,496
418,104	Wells Fargo Multi-Sector Income Fund	5,690,395
356,931	Western Asset Emerging Markets Debt Fund, Inc.	5,603,817
471,581	Western Asset Global High Income Fund, Inc.	4,843,137
791,957	Western Asset High Income Fund II, Inc.	5,876,321
1,353,917	Western Asset High Income Opportunity Fund, Inc.	7,080,986
238,282	Western Asset High Yield Defined Opportunity Fund, Inc.	3,705,285

		167,799,384

	Domestic Equity—1.5%
237,072	BlackRock Science & Technology Trust	5,122,889
244,307	Cohen & Steers Global Income Builder, Inc.	2,276,941
156,791	GAMCO Natural Resources Gold & Income Trust	1,102,241
99,908	John Hancock Hedged Equity & Income Fund	1,680,452

		10,182,523

	Option Income—29.4%
1,103,819	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	14,504,182
316,960	BlackRock Energy and Resources Trust	4,294,808
459,725	BlackRock Enhanced Capital and Income Fund, Inc.	6,817,722
1,985,354	BlackRock Enhanced Equity Dividend Trust	17,272,580
806,597	BlackRock Global Opportunities Equity Trust	10,493,827
47,436	BlackRock Health Sciences Trust	1,659,786
1,274,780	BlackRock International Growth and Income Trust	7,699,671
1,193,445	BlackRock Resources & Commodities Strategy Trust	10,251,692
383,160	Brookfield Real Assets Income Fund, Inc.	8,954,449
80,568	Columbia Seligman Premium Technology Growth Fund, Inc.	1,775,719
370,426	Eaton Vance Enhanced Equity Income Fund	4,974,821
446,607	Eaton Vance Enhanced Equity Income Fund II	6,323,955
604,379	Eaton Vance Risk-Managed Diversified Equity Income Fund	5,620,725
130,882	Eaton Vance Tax-Managed Buy-Write Income Fund	2,180,494
330,879	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	5,145,168
1,373,299	Eaton Vance Tax-Managed Diversified Equity Income Fund	15,490,813
771,351	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	8,685,412
2,824,116	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	24,908,703
177,488	First Trust Dynamic Europe Equity Income Fund	3,171,711
211,871	First Trust Enhanced Equity Income Fund	3,120,860
142,972	Guggenheim Enhanced Equity Income Fund	1,196,676
177,230	Madison Covered Call & Equity Strategy Fund	1,423,157
334,732	Nuveen Dow 30sm Dynamic Overwrite Fund	5,409,269
760,372	Nuveen S&P 500 Buy-Write Income Fund	10,599,586
117,510	Nuveen S&P 500 Dynamic Overwrite Fund	1,803,778

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares CEF Income Composite Portfolio (PCEF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Closed-End Funds (continued)
	Option Income (continued)
141,180	Voya Asia Pacific High Dividend Equity Income Fund	$1,431,565
211,817	Voya Global Advantage and Premium Opportunity Fund	2,247,378
1,029,453	Voya Global Equity Dividend and Premium Opportunity Fund	7,720,897
199,440	Voya Infrastructure Industrials and Materials Fund	2,991,600
234,987	Voya Natural Resources Equity Income Fund	1,487,468

		199,658,472

	Total Closed-End Funds (Cost $644,679,567)	676,682,861

	Money Market Fund—0.8%
5,206,354	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $5,206,354)	5,206,354

	Total Investments (Cost $649,885,921)—100.5%	681,889,215
	Other assets less liabilities—(0.5)%	(3,711,699)

	Net Assets—100.0%	$678,177,516

Notes to Schedule of Investments:

(a)	Affiliated company. The Fund’s Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated. See Note 4.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Banks	18.9
Sovereign	15.8
Diversified Financial Services	13.4
Real Estate	9.9
Oil & Gas	4.9
Computers	3.9
Transportation	3.5
Auto Manufacturers	3.5
Multi-National	3.4
Food	3.1

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017 (continued)
Investment Companies	2.5
Engineering & Construction	2.5
Holding Companies-Diversified	1.8
Airlines	1.8
Chemicals	1.8
Energy-Alternate Sources	1.8
Machinery-Construction & Mining	1.8
Mining	1.8
Insurance	1.4
Other Assets Less Liabilities	2.5

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—81.7%
		China—53.6%
CNH	5,000,000	Agricultural Bank of China Ltd., EMTN	3.500%	09/11/2017	$723,283
CNH	4,000,000	Bank of China Ltd., EMTN	4.880	04/20/2020	586,486
CNH	5,000,000	Bank of Tokyo-Mitsubishi UFJ China Ltd.	3.050	05/26/2017	724,275
CNH	6,000,000	China Construction Bank Corp., EMTN	3.800	09/29/2017	869,404
CNH	6,000,000	China Development Bank Corp.	4.200	01/19/2027	858,822
CNH	7,000,000	CNI Capital Ltd.	4.300	11/11/2019	1,005,803
CNH	5,000,000	Eastern Creation II Investment Holdings Ltd., EMTN	3.750	06/27/2017	723,010
CNH	8,000,000	Greenland Hong Kong Holdings Ltd.	5.500	01/23/2018	1,158,474
CNH	1,500,000	Hang Seng Bank China Ltd.	3.250	07/03/2017	216,976
CNH	5,000,000	Huarui Investment Holding Co. Ltd.	5.250	11/26/2018	724,858
CNH	5,000,000	Huaxia Bank Co. Ltd.	4.950	06/30/2017	724,422
CNH	8,000,000	ICBCIL Finance Co. Ltd.	3.900	06/18/2018	1,150,437
CNH	5,000,000	Industrial & Commercial Bank of China Ltd., EMTN	3.200	09/19/2018	713,239
CNH	5,000,000	Jinchuan Group Co. Ltd.	4.750	07/17/2017	716,814
CNH	5,000,000	Jingneng Clean Energy Investment Holdings Ltd.	4.300	12/23/2017	718,612
CNH	11,000,000	Lenovo Group Ltd.	4.950	06/10/2020	1,588,133
CNH	5,000,000	Maikun Investment Co. Ltd.	4.500	06/06/2017	722,504
CNH	5,000,000	Rosy Capital Global Ltd.	5.250	07/30/2018	727,483
CNH	5,000,000	Shanghai Pudong Development Bank Co. Ltd.	4.080	05/22/2017	719,991
CNH	5,000,000	Shenzhen Qianhai Financial Holdings Co. Ltd.	4.550	10/28/2017	726,936
CNH	5,000,000	Sinostrong International Ltd.	4.000	05/28/2018	721,515
CNH	5,000,000	Sinotrans Sailing Ltd.	4.500	06/10/2017	722,250
CNH	5,000,000	Southwest Securities International Securities Ltd.	6.450	05/28/2018	729,953
CNH	5,000,000	Tingyi Cayman Islands Holding Corp.	4.375	08/06/2018	720,434
CNH	5,000,000	Unican Ltd., EMTN	5.600	09/18/2017	725,504
CNH	5,000,000	Vanke Real Estate Hong Kong Co. Ltd., EMTN	4.500	12/04/2018	721,104
CNH	5,000,000	Wanhua Chemical International Holding Co. Ltd.	4.500	11/19/2017	722,783
CNH	5,000,000	Zhuhai Da Heng Qin Investment Co. Ltd.	4.750	12/11/2017	722,237

					21,885,742

		France—1.4%
CNH	4,000,000	Total Capital SA, EMTN	3.750	09/24/2018	573,144

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Germany—1.8%
CNH	5,000,000	Volkswagen International Finance NV, EMTN	3.750%	11/30/2017	$718,613

		Hong Kong—7.5%
CNH	7,000,000	Beijing Capital Hong Kong Ltd.	4.700	06/20/2017	1,012,164
CNH	5,000,000	Hainan Airlines Hong Kong Co. Ltd.	6.250	05/22/2017	723,772
CNH	5,000,000	New World China Land Ltd.	5.500	02/06/2018	728,394
CNH	4,000,000	Value Success International Ltd., Series 1, EMTN	4.750	11/04/2018	583,096

					3,047,426

		Malaysia—1.7%
CNH	5,000,000	Cagamas Global PLC, EMTN	3.700	09/22/2017	717,531

		New Zealand—1.4%
CNH	4,000,000	Fonterra Co-operative Group Ltd., Series 14, EMTN	4.000	06/22/2020	567,646

		Singapore—1.8%
CNH	5,000,000	BOC Aviation Ltd., Series 10, EMTN	4.200	11/05/2018	722,507

		South Korea—3.9%
CNH	1,000,000	Korea Development Bank (The), Series 609, EMTN	4.100	08/24/2018	144,354
CNH	10,000,000	Shinhan Bank, GMTN	4.200	08/06/2018	1,445,837

					1,590,191

		Supranational—3.4%
CNH	10,000,000	Asian Development Bank, EMTN	2.850	10/21/2020	1,397,083

		United Kingdom—3.5%
CNH	10,000,000	BP Capital Markets PLC, EMTN	3.950	10/08/2018	1,440,411

		United States—1.7%
CNH	5,000,000	Caterpillar Financial Services Corp., EMTN	3.550	06/23/2018	718,564

		Total Corporate Bonds (Cost $35,387,527)			33,378,858

		Sovereign Debt Obligations—15.8%
		China—10.5%
CNH	6,000,000	China Government Bond	2.480	12/01/2020	824,678
CNH	10,000,000	China Government Bond	2.360	08/18/2021	1,351,240
CNH	6,500,000	China Government Bond	3.100	06/29/2022	896,727
CNH	9,000,000	China Government Bond	3.160	06/27/2023	1,231,752

					4,304,397

		South Korea—3.5%
CNH	10,000,000	Export-Import Bank of Korea, EMTN	3.600	06/10/2018	1,446,203

		United Kingdom—1.8%
CNH	5,000,000	United Kingdom Government International Bond	2.700	10/21/2017	720,981

		Total Sovereign Debt Obligations (Cost $7,386,960)			6,471,581

		Total Investments (Cost $42,774,487)—97.5%			39,850,439
		Other assets less liabilities—2.5%			1,004,507

		Net Assets—100.0%			$40,854,946

Investment Abbreviations:

CNH—Chinese Yuan

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

April 30, 2017

(Unaudited)

Portfolio Composition
Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Turkey	3.7
Sri Lanka	3.6
Russia	3.6
Slovenia	3.6
Serbia	3.5
Mexico	3.5
Brazil	3.5
Argentina	3.5
Ukraine	3.4
South Africa	3.4
Dominican Republic	3.4
Romania	3.4
Colombia	3.4
Kazakhstan	3.4
Hungary	3.4
Croatia	3.3

Country Breakdown (% of the Fund’s Net Assets) as of April 30, 2017 (continued)
Panama	3.3
Qatar	3.3
Peru	3.3
Philippines	3.3
Lebanon	3.3
Venezuela	3.3
Indonesia	3.3
Poland	3.3
Chile	3.3
Pakistan	3.3
Lithuania	3.3
South Korea	3.3
El Salvador	3.3
Money Market Funds Plus Other Assets Less Liabilities	1.5

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations—98.5%
	Argentina—3.5%
$48,900,000	Argentine Republic Government International Bond(a)	6.625%	07/06/2028	$50,146,950
48,700,000	Argentine Republic Government International Bond	7.125	07/06/2036	49,406,150
46,150,000	Argentine Republic Government International Bond(a)	7.625	04/22/2046	49,242,050

				148,795,150

	Brazil—3.5%
38,600,000	Brazil Government International Bond	8.250	01/20/2034	49,216,930
42,884,000	Brazil Government International Bond	7.125	01/20/2037	49,959,860
49,730,000	Brazil Government International Bond	5.625	01/07/2041	49,647,945

				148,824,735

	Chile—3.3%
46,450,000	Chile Government International Bond(a)	3.125	03/27/2025	47,495,125
46,484,000	Chile Government International Bond	3.125	01/21/2026	47,529,890
47,405,000	Chile Government International Bond	3.625	10/30/2042	47,222,491

				142,247,506

	Colombia—3.4%
36,983,000	Colombia Government International Bond	7.375	09/18/2037	47,745,053
42,052,000	Colombia Government International Bond	6.125	01/18/2041	48,570,060
44,514,000	Colombia Government International Bond	5.625	02/26/2044	48,854,115

				145,169,228

	Croatia—3.3%
43,023,000	Croatia Government International Bond(b)	6.375	03/24/2021	47,668,839
43,800,000	Croatia Government International Bond(b)	5.500	04/04/2023	47,620,674

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Croatia (continued)
$43,676,000	Croatia Government International Bond(b)	6.000%	01/26/2024	$48,713,590

				144,003,103

	Dominican Republic—3.4%
45,900,000	Dominican Republic International Bond(b)	5.950	01/25/2027	48,160,116
42,840,000	Dominican Republic International Bond(b)	7.450	04/30/2044	48,784,050
46,359,000	Dominican Republic International Bond(b)	6.850	01/27/2045	49,546,181

				146,490,347

	El Salvador—3.3%
47,237,000	El Salvador Government International Bond(b)	8.250	04/10/2032	45,819,890
51,145,000	El Salvador Government International Bond(b)	7.650	06/15/2035	46,797,675
52,452,000	El Salvador Government International Bond(b)	7.625	02/01/2041	47,337,930

				139,955,495

	Hungary—3.4%
42,010,000	Hungary Government International Bond	5.750	11/22/2023	47,874,596
42,324,000	Hungary Government International Bond	5.375	03/25/2024	47,545,427
33,012,000	Hungary Government International Bond	7.625	03/29/2041	48,902,987

				144,323,010

	Indonesia—3.3%
32,585,000	Indonesia Government International Bond(b)	8.500	10/12/2035	47,031,071
38,944,000	Indonesia Government International Bond(b)	6.625	02/17/2037	47,854,855
34,561,000	Indonesia Government International Bond(b)	7.750	01/17/2038	47,593,296

				142,479,222

	Kazakhstan—3.4%
48,854,000	Kazakhstan Government International Bond(b)	4.875	10/14/2044	48,569,963
44,095,000	Kazakhstan Government International Bond, EMTN(b)	5.125	07/21/2025	48,226,040
40,365,000	Kazakhstan Government International Bond, EMTN(b)	6.500	07/21/2045	48,136,070

				144,932,073

	Lebanon—3.3%
46,470,000	Lebanon Government International Bond	6.650	04/22/2024	48,131,302
46,463,000	Lebanon Government International Bond	6.750	11/29/2027	47,089,321
47,799,000	Lebanon Government International Bond, GMTN	6.650	02/26/2030	48,106,348

				143,326,971

	Lithuania—3.3%
61,924,000	Lithuania Government International Bond(b)	6.125	03/09/2021	70,121,499
60,546,000	Lithuania Government International Bond(b)	6.625	02/01/2022	71,260,523

				141,382,022

	Mexico—3.5%
51,482,000	Mexico Government International Bond	4.600	01/23/2046	50,001,893
42,246,000	Mexico Government International Bond, GMTN	6.050	01/11/2040	49,100,413
45,198,000	Mexico Government International Bond, GMTN	5.550	01/21/2045	49,887,293

				148,989,599

	Pakistan—3.3%
42,157,000	Pakistan Government International Bond(b)	8.250	04/15/2024	47,084,774
41,460,000	Pakistan Government International Bond(b)	8.250	09/30/2025	46,755,313
45,900,000	Third Pakistan International Sukuk Co. Ltd. (The)(b)	5.500	10/13/2021	47,557,724

				141,397,811

	Panama—3.3%
37,790,000	Panama Government International Bond	7.125	01/29/2026	48,182,250
33,315,000	Panama Government International Bond	8.875	09/30/2027	47,640,450
46,600,000	Panama Government International Bond	3.875	03/17/2028	48,170,420

				143,993,120

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Peru—3.3%
$44,516,000	Peruvian Government International Bond(a)	4.125%	08/25/2027	$48,544,698
31,113,000	Peruvian Government International Bond	8.750	11/21/2033	47,680,672
38,917,000	Peruvian Government International Bond	5.625	11/18/2050	47,284,155

				143,509,525

	Philippines—3.3%
29,823,000	Philippine Government International Bond	9.500	02/02/2030	47,472,639
33,793,000	Philippine Government International Bond	7.750	01/14/2031	48,451,829
35,448,000	Philippine Government International Bond	6.375	10/23/2034	47,458,775

				143,383,243

	Poland—3.3%
42,714,000	Republic of Poland Government International Bond	5.000	03/23/2022	47,036,657
45,222,000	Republic of Poland Government International Bond	4.000	01/22/2024	47,815,481
47,480,000	Republic of Poland Government International Bond	3.250	04/06/2026	47,431,333

				142,283,471

	Qatar—3.3%
36,493,000	Qatar Government International Bond(b)	6.400	01/20/2040	47,685,768
38,707,000	Qatar Government International Bond(b)	5.750	01/20/2042	47,126,779
46,962,000	Qatar Government International Bond(b)	4.625	06/02/2046	49,166,866

				143,979,413

	Romania—3.4%
41,397,000	Romanian Government International Bond, EMTN(b)	6.750	02/07/2022	48,069,782
45,947,000	Romanian Government International Bond, EMTN(b)	4.375	08/22/2023	48,698,904
39,205,000	Romanian Government International Bond, EMTN(b)	6.125	01/22/2044	48,770,589

				145,539,275

	Russia—3.6%
48,200,000	Russian Foreign Bond—Eurobond(b)	4.875	09/16/2023	52,327,848
45,600,000	Russian Foreign Bond—Eurobond(b)	5.625	04/04/2042	50,890,466
43,600,000	Russian Foreign Bond—Eurobond(b)	5.875	09/16/2043	50,466,128

				153,684,442

	Serbia—3.5%
130,687,000	Serbia International Bond(b)	7.250	09/28/2021	150,747,847

	Slovenia—3.6%
44,516,000	Slovenia Government International Bond(b)	5.500	10/26/2022	50,760,705
43,933,000	Slovenia Government International Bond(b)	5.850	05/10/2023	51,133,355
45,298,000	Slovenia Government International Bond(b)	5.250	02/18/2024	51,626,674

				153,520,734

	South Africa—3.4%
43,708,000	Republic of South Africa Government International Bond	6.250	03/08/2041	48,398,743
49,425,000	Republic of South Africa Government International Bond(a)	5.375	07/24/2044	49,420,057
52,106,000	Republic of South Africa Government International Bond	5.000	10/12/2046	49,380,075

				147,198,875

	South Korea—3.3%
65,520,000	Korea International Bond	3.875	09/11/2023	70,522,452
59,806,000	Korea International Bond(a)	4.125	06/10/2044	69,865,303

				140,387,755

	Sri Lanka—3.6%
50,511,000	Sri Lanka Government International Bond(b)	6.125	06/03/2025	51,627,647
48,855,000	Sri Lanka Government International Bond(b)	6.850	11/03/2025	51,546,275
49,380,000	Sri Lanka Government International Bond(b)	6.825	07/18/2026	51,977,092

				155,151,014

	Turkey—3.7%
42,955,000	Turkey Government International Bond	8.000	02/14/2034	53,750,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Turkey (continued)
$46,026,000	Turkey Government International Bond	6.875%	03/17/2036	$52,274,352
44,115,000	Turkey Government International Bond	7.250	03/05/2038	52,303,317

				158,327,690

	Ukraine—3.4%
48,740,000	Ukraine Government International Bond(b)	7.750	09/01/2020	49,212,290
49,644,000	Ukraine Government International Bond(b)	7.750	09/01/2021	49,609,746
49,682,000	Ukraine Government International Bond(b)	7.750	09/01/2022	48,650,850

				147,472,886

	Venezuela—3.3%
91,236,000	Venezuela Government International Bond	6.000	12/09/2020	47,597,821
93,501,000	Venezuela Government International Bond	9.000	05/07/2023	47,002,953
100,174,000	Venezuela Government International Bond	8.250	10/13/2024	48,093,537

				142,694,311

	Total Sovereign Debt Obligations (Cost $4,198,210,891)			4,234,189,873

Number of Shares
	Money Market Fund—0.6%
25,673,442	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $25,673,442)			25,673,442

	Total Investments (excluding investment purchased with cash collateral from securities on loan) (Cost $4,223,884,333)—99.1%			4,259,863,315

	Investment Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.9%
82,726,978	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(c)(d) (Cost $82,726,978)			82,726,978

	Total Investments (Cost $4,306,611,311)—101.0%			4,342,590,293
	Other assets less liabilities—(1.0)%			(44,376,564)

	Net Assets—100.0%			$4,298,213,729

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $2,050,735,684, which represented 47.71% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Oil & Gas	13.7
Retail	6.3
Healthcare-Services	5.7
Telecommunications	5.3
REITs	4.3
Media	4.2
Diversified Financial Services	3.8
Commercial Services	3.7
Electric	3.6
Pipelines	3.5
Chemicals	3.1
Entertainment	2.8
Internet	2.6
Food	2.3
Airlines	2.3
Auto Parts & Equipment	2.2
Iron/Steel	2.1
Home Builders	2.0
Lodging	1.9
Computers	1.9
Insurance	1.9
Packaging & Containers	1.9
Building Materials	1.7
Semiconductors	1.6
Mining	1.6

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017 (continued)
Cosmetics/Personal Care	1.2
Engineering & Construction	0.9
Leisure Time	0.9
Advertising	0.8
Distribution/Wholesale	0.7
Healthcare-Products	0.6
Electronics	0.6
Holding Companies-Diversified	0.6
Apparel	0.6
Household Products/Wares	0.6
Office/Business Equipment	0.5
Oil & Gas Services	0.5
Banks	0.5
Aerospace/Defense	0.5
Food Service	0.5
Miscellaneous Manufacturing	0.5
Electrical Components & Equipment	0.4
Housewares	0.4
Environmental Control	0.3
Home Furnishings	0.3
Machinery-Diversified	0.3
Software	0.2
Real Estate	0.2
Money Market Fund Plus Other Assets Less Liabilities	1.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—98.6%
	Advertising—0.8%
$1,909,000	Lamar Media Corp.	5.875%	02/01/2022	$1,985,360
1,900,000	Lamar Media Corp.	5.750	02/01/2026	2,075,750
4,158,000	Outfront Media Capital LLC/Outfront Media Capital Corp.	5.875	03/15/2025	4,412,678

				8,473,788

	Aerospace/Defense—0.5%
1,800,000	TransDigm, Inc.	6.500	07/15/2024	1,854,000
3,600,000	Triumph Group, Inc.	4.875	04/01/2021	3,546,000

				5,400,000

	Airlines—2.3%
2,600,000	Allegiant Travel Co.	5.500	07/15/2019	2,691,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Airlines (continued)
$10,453,000	American Airlines Group, Inc.	6.125%	06/01/2018	$10,897,252
12,070,000	Delta Air Lines, Inc.	3.625	03/15/2022	12,406,059

				25,994,311

	Apparel—0.6%
3,800,000	Under Armour, Inc.	3.250	06/15/2026	3,507,366
3,194,000	William Carter Co. (The)	5.250	08/15/2021	3,313,775

				6,821,141

	Auto Parts & Equipment—2.2%
3,900,000	American Axle & Manufacturing, Inc.(a)	6.250	04/01/2025	3,890,250
2,330,000	Dana, Inc.	5.375	09/15/2021	2,434,850
2,425,000	Dana, Inc.	5.500	12/15/2024	2,479,563
7,426,000	Goodyear Tire & Rubber Co. (The)	5.125	11/15/2023	7,830,568
5,250,000	Tenneco, Inc.	5.000	07/15/2026	5,269,005
2,552,000	Titan International, Inc.	6.875	10/01/2020	2,634,940

				24,539,176

	Banks—0.5%
4,877,000	Discover Bank	7.000	04/15/2020	5,446,648

	Building Materials—1.7%
2,464,000	Eagle Materials, Inc.	4.500	08/01/2026	2,464,000
2,385,000	Griffon Corp.	5.250	03/01/2022	2,447,606
2,000,000	Martin Marietta Materials, Inc.	4.250	07/02/2024	2,092,214
2,400,000	Masco Corp.	7.125	03/15/2020	2,719,200
2,500,000	Masco Corp.	4.450	04/01/2025	2,670,925
4,395,000	Owens Corning	4.200	12/15/2022	4,611,568
1,518,000	US Concrete, Inc.	6.375	06/01/2024	1,593,900

				18,599,413

	Chemicals—3.1%
2,600,000	A Schulman, Inc.	6.875	06/01/2023	2,756,000
5,150,000	Ashland LLC	3.875	04/15/2018	5,240,125
3,283,000	Blue Cube Spinco, Inc.	9.750	10/15/2023	3,988,845
3,400,000	CF Industries, Inc.	7.125	05/01/2020	3,714,500
3,865,000	CF Industries, Inc.	3.450	06/01/2023	3,613,775
4,944,000	Chemours Co. (The)	6.625	05/15/2023	5,314,800
3,050,000	Huntsman International LLC	4.875	11/15/2020	3,221,562
3,000,000	Huntsman International LLC	5.125	11/15/2022	3,168,750
3,321,000	PolyOne Corp.	5.250	03/15/2023	3,428,933

				34,447,290

	Commercial Services—3.7%
8,118,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.500	04/01/2023	8,026,672
9,150,000	Hertz Corp. (The)	6.750	04/15/2019	9,138,562
6,500,000	Nielsen Finance LLC/Nielsen Finance Co.	4.500	10/01/2020	6,638,125
3,250,000	R.R. Donnelley & Sons Co.	7.875	03/15/2021	3,526,250
2,960,000	R.R. Donnelley & Sons Co.	6.000	04/01/2024	2,793,500
4,357,000	Service Corp. International	5.375	05/15/2024	4,618,420
6,590,000	United Rentals North America, Inc.	5.750	11/15/2024	6,993,638

				41,735,167

	Computers—1.9%
3,000,000	Diebold Nixdorf, Inc.	8.500	04/15/2024	3,356,250
4,175,000	Leidos Holdings, Inc.	4.450	12/01/2020	4,368,094
4,918,000	NCR Corp.	6.375	12/15/2023	5,284,391
6,742,000	Western Digital Corp.	10.500	04/01/2024	7,955,560

				20,964,295

	Cosmetics/Personal Care—1.2%
6,615,000	Avon Products, Inc.	7.000	03/15/2023	6,400,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Cosmetics/Personal Care (continued)
$1,800,000	Edgewell Personal Care Co.	4.700%	05/19/2021	$1,917,000
1,890,000	Edgewell Personal Care Co.	4.700	05/24/2022	2,022,943
3,100,000	Revlon Consumer Products Corp.	6.250	08/01/2024	3,030,250

				13,370,205

	Distribution/Wholesale—0.7%
2,783,000	H&E Equipment Services, Inc.	7.000	09/01/2022	2,923,820
4,940,000	LKQ Corp.	4.750	05/15/2023	4,989,400

				7,913,220

	Diversified Financial Services—3.8%
1,600,000	Aircastle Ltd.	5.125	03/15/2021	1,712,000
1,600,000	Aircastle Ltd.	5.000	04/01/2023	1,712,000
11,580,000	Ally Financial, Inc.	8.000	03/15/2020	13,099,875
2,050,000	CIT Group, Inc.	4.250	08/15/2017	2,066,400
3,500,000	CIT Group, Inc.	5.375	05/15/2020	3,775,625
3,600,000	CIT Group, Inc.	5.000	08/15/2022	3,881,880
5,650,000	Discover Financial Services	4.100	02/09/2027	5,694,635
5,500,000	Navient Corp., GMTN	5.500	01/25/2023	5,462,050
4,826,000	Navient Corp., MTN	8.000	03/25/2020	5,308,600

				42,713,065

	Electric—3.6%
4,333,000	AES Corp.	7.375	07/01/2021	4,961,285
4,983,000	AES Corp.	5.500	03/15/2024	5,144,947
7,248,000	Calpine Corp.	5.750	01/15/2025	7,048,680
2,000,000	Dynegy, Inc.	6.750	11/01/2019	2,040,000
2,245,000	Dynegy, Inc.	5.875	06/01/2023	1,992,438
5,885,000	FirstEnergy Corp., Series A	2.750	03/15/2018	5,922,635
5,620,000	FirstEnergy Corp., Series B	4.250	03/15/2023	5,861,143
3,590,000	NRG Energy, Inc.	7.625	01/15/2018	3,726,779
3,600,000	NRG Energy, Inc.	6.625	01/15/2027	3,582,000

				40,279,907

	Electrical Components & Equipment—0.4%
2,356,000	WESCO Distribution, Inc.	5.375	12/15/2021	2,432,570
2,350,000	WESCO Distribution, Inc.	5.375	06/15/2024	2,426,375

				4,858,945

	Electronics—0.6%
3,230,000	Jabil Circuit, Inc.	8.250	03/15/2018	3,420,709
3,300,000	Jabil Circuit, Inc.	4.700	09/15/2022	3,481,500

				6,902,209

	Engineering & Construction—0.9%
6,300,000	AECOM(a)	5.125	03/15/2027	6,322,995
4,000,000	MasTec, Inc.	4.875	03/15/2023	4,020,000

				10,342,995

	Entertainment—2.8%
3,600,000	AMC Entertainment Holdings, Inc.	5.750	06/15/2025	3,721,500
4,285,000	Cinemark USA, Inc.	4.875	06/01/2023	4,370,700
1,750,000	GLP Capital LP/GLP Financing II, Inc.	4.875	11/01/2020	1,872,500
1,749,000	GLP Capital LP/GLP Financing II, Inc.	5.375	04/15/2026	1,849,567
5,300,000	International Game Technology	7.500	06/15/2019	5,849,875
1,800,000	Isle of Capri Casinos, Inc.(a)	6.000	04/01/2025	1,867,500
2,504,000	National CineMedia LLC	6.000	04/15/2022	2,585,380
3,825,000	Pinnacle Entertainment, Inc.(a)	5.625	05/01/2024	3,958,875
4,600,000	Regal Entertainment Group	5.750	03/15/2022	4,818,500

				30,894,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Environmental Control—0.3%
$3,700,000	Covanta Holding Corp.	5.875%	03/01/2024	$3,727,750

	Food—2.3%
1,400,000	B&G Foods, Inc.	4.625	06/01/2021	1,428,000
3,511,000	Darling Ingredients, Inc.	5.375	01/15/2022	3,651,440
3,600,000	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	5.875	01/15/2024	3,856,500
3,470,000	Post Holdings, Inc.(a)	5.750	03/01/2027	3,621,812
3,149,000	SUPERVALU, Inc.	6.750	06/01/2021	3,235,597
3,100,000	SUPERVALU, Inc.	7.750	11/15/2022	3,185,250
3,435,000	TreeHouse Foods, Inc.	4.875	03/15/2022	3,572,400
3,378,000	WhiteWave Foods Co. (The) (France)	5.375	10/01/2022	3,787,583

				26,338,582

	Food Service—0.5%
5,100,000	Aramark Services, Inc.	4.750	06/01/2026	5,214,750

	Healthcare-Products—0.6%
3,765,000	Alere, Inc.	7.250	07/01/2018	3,805,003
3,378,000	Teleflex, Inc.	4.875	06/01/2026	3,445,560

				7,250,563

	Healthcare-Services—5.7%
2,500,000	Acadia Healthcare Co., Inc.	5.625	02/15/2023	2,599,350
5,800,000	Centene Corp.	6.125	02/15/2024	6,264,000
7,934,000	DaVita, Inc.	5.125	07/15/2024	8,172,060
3,570,000	Envision Healthcare Corp.	5.625	07/15/2022	3,696,378
6,209,000	HCA, Inc.	6.500	02/15/2020	6,830,273
6,535,000	HCA, Inc.	5.375	02/01/2025	6,820,906
3,750,000	HealthSouth Corp.	5.750	11/01/2024	3,839,062
2,190,000	Kindred Healthcare, Inc.	8.000	01/15/2020	2,272,125
2,189,000	LifePoint Health, Inc.	5.500	12/01/2021	2,261,511
2,150,000	LifePoint Health, Inc.(a)	5.375	05/01/2024	2,176,875
4,900,000	Molina Healthcare, Inc.	5.375	11/15/2022	5,145,000
7,440,000	Tenet Healthcare Corp.	6.000	10/01/2020	7,849,200
5,400,000	WellCare Health Plans, Inc.	5.250	04/01/2025	5,629,500

				63,556,240

	Holding Companies-Diversified—0.6%
6,350,000	Leucadia National Corp.	5.500	10/18/2023	6,847,561

	Home Builders—2.0%
1,664,000	CalAtlantic Group, Inc.	8.375	05/15/2018	1,768,000
2,475,000	KB Home	7.000	12/15/2021	2,778,187
2,500,000	Lennar Corp.	4.500	11/15/2019	2,593,750
2,600,000	Lennar Corp.	4.750	05/30/2025	2,655,250
2,300,000	PulteGroup, Inc.	4.250	03/01/2021	2,386,250
2,250,000	PulteGroup, Inc.	5.500	03/01/2026	2,382,188
1,810,000	Toll Brothers Finance Corp.	5.875	02/15/2022	2,003,670
1,900,000	Toll Brothers Finance Corp.	4.375	04/15/2023	1,949,875
1,075,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	1,112,625
1,085,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	5.875	06/15/2024	1,147,388
1,850,000	William Lyon Homes, Inc.(a)	5.875	01/31/2025	1,900,875

				22,678,058

	Home Furnishings—0.3%
3,506,000	Tempur Sealy International, Inc.	5.500	06/15/2026	3,495,061

	Household Products/Wares—0.6%
5,998,000	Spectrum Brands, Inc.	5.750	07/15/2025	6,459,306

	Housewares—0.4%
3,715,000	Scotts Miracle-Gro Co. (The)	6.000	10/15/2023	3,988,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Insurance—1.9%
$5,200,000	CNO Financial Group, Inc.	5.250%	05/30/2025	$5,395,000
5,413,000	Genworth Holdings, Inc.	7.625	09/24/2021	5,182,948
6,200,000	Genworth Holdings, Inc.	4.800	02/15/2024	5,177,000
2,400,000	MGIC Investment Corp.	5.750	08/15/2023	2,580,000
2,450,000	Radian Group, Inc.	5.250	06/15/2020	2,566,375

				20,901,323

	Internet—2.6%
2,470,000	Expedia, Inc.	5.950	08/15/2020	2,715,926
2,500,000	Expedia, Inc.	5.000	02/15/2026	2,688,560
3,863,000	Match Group, Inc.	6.750	12/15/2022	4,053,755
2,100,000	Netflix, Inc.	5.375	02/01/2021	2,257,500
2,400,000	Netflix, Inc.(a)	4.375	11/15/2026	2,370,000
7,400,000	Symantec Corp.	4.200	09/15/2020	7,721,900
3,263,000	VeriSign, Inc.	4.625	05/01/2023	3,355,995
3,161,000	Zayo Group LLC/Zayo Capital, Inc.	6.375	05/15/2025	3,429,685

				28,593,321

	Iron/Steel—2.1%
3,540,000	AK Steel Corp.	7.500	07/15/2023	3,871,875
2,070,000	Allegheny Technologies, Inc.	5.950	01/15/2021	2,059,650
2,320,000	Allegheny Technologies, Inc.	7.875	08/15/2023	2,404,100
5,500,000	Cliffs Natural Resources, Inc.(a)	5.750	03/01/2025	5,335,000
4,155,000	Commercial Metals Co.	7.350	08/15/2018	4,425,075
2,650,000	Steel Dynamics, Inc.	5.125	10/01/2021	2,749,375
2,550,000	Steel Dynamics, Inc.	5.500	10/01/2024	2,699,812

				23,544,887

	Leisure Time—0.9%
6,400,000	Royal Caribbean Cruises Ltd.	5.250	11/15/2022	7,088,000
2,900,000	Vista Outdoor, Inc.	5.875	10/01/2023	2,900,000

				9,988,000

	Lodging—1.9%
3,295,000	Boyd Gaming Corp.	6.375	04/01/2026	3,558,600
3,302,000	Choice Hotels International, Inc.	5.750	07/01/2022	3,636,327
5,550,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.(a)	4.625	04/01/2025	5,716,500
3,600,000	MGM Resorts International	6.625	12/15/2021	4,050,000
3,890,000	MGM Resorts International	6.000	03/15/2023	4,259,550

				21,220,977

	Machinery-Diversified—0.3%
2,912,000	Zebra Technologies Corp.	7.250	10/15/2022	3,155,880

	Media—4.2%
3,750,000	AMC Networks, Inc.	5.000	04/01/2024	3,808,688
4,400,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.579	07/23/2020	4,549,899
4,250,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.908	07/23/2025	4,562,464
6,650,000	Clear Channel Worldwide Holdings, Inc., Series B	6.500	11/15/2022	6,924,313
4,171,000	DISH DBS Corp.	6.750	06/01/2021	4,546,390
3,929,000	DISH DBS Corp.	7.750	07/01/2026	4,611,664
2,100,000	LIN Television Corp.	5.875	11/15/2022	2,205,000
2,410,000	McClatchy Co. (The)	9.000	12/15/2022	2,518,450
3,667,000	Sinclair Television Group, Inc.	6.125	10/01/2022	3,850,753
4,941,000	TEGNA, Inc.	6.375	10/15/2023	5,268,341
4,410,000	Tribune Media Co.	5.875	07/15/2022	4,654,843

				47,500,805

	Mining—1.6%
7,100,000	Freeport-McMoRan, Inc.	3.550	03/01/2022	6,709,500
7,134,000	Freeport-McMoRan, Inc.	4.550	11/14/2024	6,738,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Mining (continued)
$1,800,000	Hecla Mining Co.	6.875%	05/01/2021	$1,868,805
2,100,000	Kaiser Aluminum Corp.	5.875	05/15/2024	2,220,750

				17,537,118

	Miscellaneous Manufacturing—0.5%
5,146,000	Trinity Industries, Inc.	4.550	10/01/2024	5,154,234

	Office/Business Equipment—0.5%
5,600,000	CDW LLC/CDW Finance Corp.	5.000	09/01/2025	5,768,000

	Oil & Gas—13.7%
5,000,000	Anadarko Petroleum Corp.	4.850	03/15/2021	5,380,060
4,800,000	Anadarko Petroleum Corp.	5.550	03/15/2026	5,381,990
4,525,000	Antero Resources Corp.	5.625	06/01/2023	4,677,719
1,200,000	Callon Petroleum Co.(a)	6.125	10/01/2024	1,263,000
1,967,000	Carrizo Oil & Gas, Inc.	6.250	04/15/2023	1,991,587
5,075,000	Concho Resources, Inc.	5.500	04/01/2023	5,287,516
6,400,000	Continental Resources, Inc.	3.800	06/01/2024	6,048,000
3,800,000	Devon Energy Corp.	4.000	07/15/2021	3,948,363
3,975,000	Devon Energy Corp.	3.250	05/15/2022	3,993,698
6,288,000	Diamond Offshore Drilling, Inc.	5.875	05/01/2019	6,567,816
1,700,000	Diamondback Energy, Inc.(a)	4.750	11/01/2024	1,712,750
3,349,000	Energen Corp.	4.625	09/01/2021	3,369,931
1,830,000	Gulfport Energy Corp.(a)	6.000	10/15/2024	1,811,700
11,000,000	Hess Corp.	4.300	04/01/2027	11,012,342
1,625,000	Laredo Petroleum, Inc.	5.625	01/15/2022	1,633,125
5,600,000	Marathon Oil Corp.	5.900	03/15/2018	5,789,426
5,520,000	Marathon Oil Corp.	2.800	11/01/2022	5,378,092
900,000	Matador Resources Co.	6.875	04/15/2023	954,000
7,700,000	Murphy Oil Corp.	4.700	12/01/2022	7,546,000
6,275,000	Murphy Oil USA, Inc.	6.000	08/15/2023	6,620,125
2,608,000	Nabors Industries, Inc.	5.000	09/15/2020	2,699,280
2,750,000	Nabors Industries, Inc.(a)	5.500	01/15/2023	2,794,687
1,535,000	Newfield Exploration Co.	5.750	01/30/2022	1,638,612
1,479,000	Newfield Exploration Co.	5.625	07/01/2024	1,570,521
6,175,000	PBF Holding Co LLC/PBF Finance Corp.	7.000	11/15/2023	6,298,500
2,056,000	PDC Energy, Inc.	7.750	10/15/2022	2,169,080
2,225,000	QEP Resources, Inc.	6.875	03/01/2021	2,358,500
2,300,000	QEP Resources, Inc.	5.250	05/01/2023	2,259,750
1,894,000	Range Resources Corp.(a)	5.750	06/01/2021	1,960,290
2,078,000	Range Resources Corp.(a)	5.000	03/15/2023	2,065,013
2,000,000	Rice Energy, Inc.	6.250	05/01/2022	2,101,260
3,700,000	Rowan Cos., Inc.	4.875	06/01/2022	3,496,500
1,860,000	RSP Permian, Inc.	6.625	10/01/2022	1,969,275
4,050,000	SM Energy Co.	6.125	11/15/2022	4,141,125
1,800,000	Southwestern Energy Co.	5.800	01/23/2020	1,827,000
2,172,000	Southwestern Energy Co.	6.700	01/23/2025	2,172,000
4,658,000	Tesoro Corp.	4.250	10/01/2017	4,698,758
4,600,000	Tesoro Corp.(a)	4.750	12/15/2023	4,841,500
2,800,000	Unit Corp.	6.625	05/15/2021	2,800,000
5,816,000	Western Refining, Inc.	6.250	04/01/2021	6,008,655
1,750,000	WPX Energy, Inc.	6.000	01/15/2022	1,785,000
1,500,000	WPX Energy, Inc.	8.250	08/01/2023	1,680,000

				153,702,546

	Oil & Gas Services—0.5%
3,578,000	Bristow Group, Inc.	6.250	10/15/2022	2,969,740
2,717,000	Forum Energy Technologies, Inc.	6.250	10/01/2021	2,710,207

				5,679,947

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Packaging & Containers—1.9%
$2,700,000	Ball Corp.	4.375%	12/15/2020	$2,851,875
2,822,000	Ball Corp.	4.000	11/15/2023	2,874,912
4,630,000	Berry Plastics Corp.	5.125	07/15/2023	4,831,174
6,100,000	Crown Americas LLC/Crown Americas Capital Corp. IV	4.500	01/15/2023	6,313,500
3,823,000	Graphic Packaging International, Inc.	4.750	04/15/2021	4,018,929

				20,890,390

	Pipelines—3.5%
4,100,000	Enable Midstream Partners LP	2.400	05/15/2019	4,068,803
4,265,000	Enable Midstream Partners LP	3.900	05/15/2024	4,198,338
3,850,000	ONEOK, Inc.	4.250	02/01/2022	4,003,384
3,325,000	ONEOK, Inc.	7.500	09/01/2023	3,941,512
1,600,000	Sabine Pass Liquefaction LLC	5.625	02/01/2021	1,741,240
1,600,000	Sabine Pass Liquefaction LLC	5.750	05/15/2024	1,771,141
2,700,000	SemGroup Corp./Rose Rock Finance Corp.	5.625	07/15/2022	2,706,750
5,728,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.250	11/15/2023	5,699,360
4,870,000	Williams Cos., Inc. (The)	7.875	09/01/2021	5,728,337
5,592,000	Williams Cos., Inc. (The)	4.550	06/24/2024	5,752,770

				39,611,635

	Real Estate—0.2%
2,434,000	Kennedy-Wilson, Inc.	5.875	04/01/2024	2,534,403

	REITs—4.3%
2,100,000	CyrusOne LP/CyrusOne Finance Corp.(a)	5.000	03/15/2024	2,163,000
2,752,000	DuPont Fabros Technology LP	5.875	09/15/2021	2,870,680
4,550,000	Equinix, Inc.	5.375	05/15/2027	4,765,170
2,050,000	FelCor Lodging LP	6.000	06/01/2025	2,198,625
3,750,000	GEO Group, Inc. (The)	6.000	04/15/2026	3,871,875
6,997,000	Iron Mountain, Inc.	5.750	08/15/2024	7,215,656
2,466,000	iStar, Inc.	4.000	11/01/2017	2,476,789
2,280,000	MPT Operating Partnership LP/MPT Finance Corp.	6.375	03/01/2024	2,479,500
3,500,000	RHP Hotel Properties LP/RHP Finance Corp.	5.000	04/15/2023	3,587,500
2,075,000	Sabra Health Care LP/Sabra Capital Corp.	5.500	02/01/2021	2,158,000
4,100,000	SBA Communications Corp.(a)	4.875	09/01/2024	4,146,125
7,120,000	Starwood Property Trust, Inc.(a)	5.000	12/15/2021	7,440,400
2,350,000	VEREIT Operating Partnership LP	4.600	02/06/2024	2,464,562

				47,837,882

	Retail—6.3%
3,949,000	Asbury Automotive Group, Inc.	6.000	12/15/2024	4,097,087
4,981,000	CST Brands, Inc.	5.000	05/01/2023	5,192,692
6,605,000	Dollar Tree, Inc.	5.750	03/01/2023	7,040,930
8,000,000	Gap, Inc. (The)	5.950	04/12/2021	8,656,448
4,420,000	Group 1 Automotive, Inc.	5.000	06/01/2022	4,497,350
4,887,000	L Brands, Inc.	5.625	02/15/2022	5,186,329
4,800,000	L Brands, Inc.	5.625	10/15/2023	5,063,040
5,827,000	Penske Automotive Group, Inc.	5.750	10/01/2022	6,060,080
5,000,000	PVH Corp.	4.500	12/15/2022	5,150,000
3,605,000	QVC, Inc.	3.125	04/01/2019	3,648,307
3,735,000	QVC, Inc.	4.375	03/15/2023	3,763,745
3,999,000	Sally Holdings LLC/Sally Capital, Inc.	5.750	06/01/2022	4,128,967
7,950,000	Yum! Brands, Inc.	3.750	11/01/2021	8,118,938

				70,603,913

	Semiconductors—1.6%
3,995,000	Amkor Technology, Inc.	6.625	06/01/2021	4,079,894
9,260,000	Micron Technology, Inc.	5.500	02/01/2025	9,723,000
3,500,000	Qorvo, Inc.	7.000	12/01/2025	3,902,500

				17,705,394

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Software—0.2%
$2,511,000	SS&C Technologies Holdings, Inc.	5.875%	07/15/2023	$2,680,493

	Telecommunications—5.3%
2,100,000	Anixter, Inc.	5.125	10/01/2021	2,236,500
2,200,000	Anixter, Inc.	5.500	03/01/2023	2,340,250
7,010,000	CenturyLink, Inc., Series S	6.450	06/15/2021	7,605,850
6,539,000	CenturyLink, Inc., Series Y	7.500	04/01/2024	7,121,036
3,951,000	Frontier Communications Corp.	8.500	04/15/2020	4,217,693
4,531,000	Frontier Communications Corp.	11.000	09/15/2025	4,389,406
2,100,000	Hughes Satellite Systems Corp.	7.625	06/15/2021	2,379,090
2,350,000	Hughes Satellite Systems Corp.(a)	6.625	08/01/2026	2,426,375
6,872,000	Level 3 Financing, Inc.	5.375	08/15/2022	7,113,894
5,550,000	T-Mobile USA, Inc.	4.000	04/15/2022	5,702,625
5,386,000	T-Mobile USA, Inc.	6.500	01/15/2026	5,985,193
2,525,000	ViaSat, Inc.	6.875	06/15/2020	2,577,078
2,788,000	Windstream Services LLC	7.750	10/15/2020	2,857,700
3,300,000	Windstream Services LLC	6.375	08/01/2023	2,928,750

				59,881,440

	Total Corporate Bonds (Cost $1,084,660,071)			1,103,745,612

Number of Shares
	Money Market Fund—0.4%
4,011,555	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $4,011,555)			4,011,555

	Total Investments (Cost $1,088,671,626)—99.0%			1,107,757,167
	Other assets less liabilities—1.0%			10,766,131

	Net Assets—100.0%			$1,118,523,298

Investment Abbreviations:

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $69,785,522, which represented 6.24% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Banks	10.2
Retail	6.9
Pharmaceuticals	5.9
Insurance	5.7
Oil & Gas	5.5
Electric	5.2
Diversified Financial Services	3.7
REITs	3.4
Food	3.3
Chemicals	3.0
Computers	2.9
Telecommunications	2.6
Semiconductors	2.5
Aerospace/Defense	2.5
Software	2.4
Media	2.4
Healthcare-Services	2.2
Healthcare-Products	2.1
Agriculture	2.0
Miscellaneous Manufacturing	1.9
Transportation	1.8
Beverages	1.6
Electronics	1.5
Oil & Gas Services	1.3
Auto Manufacturers	1.3
Cosmetics/Personal Care	1.3
Internet	1.2
Machinery-Diversified	1.1
Biotechnology	1.1
Pipelines	0.9

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017 (continued)
Commercial Services	0.9
Gas	0.8
Environmental Control	0.5
Electrical Components & Equipment	0.5
Machinery-Construction & Mining	0.5
Apparel	0.5
Real Estate	0.5
Iron/Steel	0.4
Household Products/Wares	0.4
Advertising	0.4
Office/Business Equipment	0.3
Housewares	0.3
Auto Parts & Equipment	0.3
Leisure Time	0.3
Home Builders	0.3
Mining	0.3
Engineering & Construction	0.3
Textiles	0.3
Savings & Loans	0.3
Water	0.2
Hand/Machine Tools	0.2
Airlines	0.2
Building Materials	0.2
Toys/Games/Hobbies	0.2
Lodging	0.2
Forest Products & Paper	0.2
Packaging & Containers	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.0

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—99.0%
	Advertising—0.4%
$100,000	Interpublic Group of Cos., Inc. (The)	4.200%	04/15/2024	$104,781
50,000	Omnicom Group, Inc.	3.625	05/01/2022	52,206

				156,987

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Aerospace/Defense—2.5%
$100,000	Boeing Co. (The)	4.875%	02/15/2020	$108,429
100,000	General Dynamics Corp.	1.000	11/15/2017	99,873
100,000	General Dynamics Corp.	2.250	11/15/2022	99,297
90,000	Lockheed Martin Corp.	2.500	11/23/2020	91,125
88,000	Lockheed Martin Corp.	3.550	01/15/2026	90,941
100,000	Northrop Grumman Corp.	1.750	06/01/2018	100,223
50,000	Northrop Grumman Corp.	3.250	08/01/2023	51,570
62,000	Raytheon Co.	3.125	10/15/2020	64,232
100,000	Raytheon Co.	2.500	12/15/2022	100,734
100,000	United Technologies Corp.	1.800	06/01/2017	100,052
100,000	United Technologies Corp.	3.100	06/01/2022	103,766

				1,010,242

	Agriculture—2.0%
97,000	Altria Group, Inc.	4.750	05/05/2021	105,682
100,000	Altria Group, Inc.	2.850	08/09/2022	101,112
100,000	Archer-Daniels-Midland Co.	2.500	08/11/2026	96,326
100,000	Bunge Ltd. Finance Corp.	8.500	06/15/2019	112,850
100,000	Philip Morris International, Inc.	5.650	05/16/2018	104,300
133,000	Philip Morris International, Inc.	3.250	11/10/2024	135,173
100,000	Reynolds American, Inc.	3.250	06/12/2020	103,126
69,000	Reynolds American, Inc.	4.450	06/12/2025	73,710

				832,279

	Airlines—0.2%
96,000	Southwest Airlines Co.	2.650	11/05/2020	97,176

	Apparel—0.5%
100,000	NIKE, Inc.	2.375	11/01/2026	95,061
100,000	VF Corp.	3.500	09/01/2021	104,476

				199,537

	Auto Manufacturers—1.3%
100,000	Ford Motor Credit Co. LLC	5.875	08/02/2021	111,360
100,000	Ford Motor Credit Co. LLC	4.134	08/04/2025	101,544
100,000	General Motors Co.	4.875	10/02/2023	106,762
100,000	General Motors Financial Co., Inc.	3.200	07/06/2021	100,982
100,000	PACCAR Financial Corp., MTN	1.300	05/10/2019	99,167

				519,815

	Auto Parts & Equipment—0.3%
100,000	Lear Corp.	5.250	01/15/2025	106,131

	Banks—10.2%
175,000	Bank of America Corp., GMTN	3.300	01/11/2023	178,127
163,000	Bank of America Corp., MTN	6.875	04/25/2018	171,070
94,000	Bank of New York Mellon Corp. (The)	3.550	09/23/2021	98,398
100,000	Bank of New York Mellon Corp. (The), MTN	2.200	08/16/2023	96,844
100,000	BB&T Corp., MTN	2.450	01/15/2020	101,277
100,000	Branch Banking & Trust Co.	3.625	09/16/2025	103,364
100,000	Capital One Financial Corp.	4.200	10/29/2025	100,877
100,000	Capital One NA, BKNT	1.650	02/05/2018	99,996
100,000	Citigroup, Inc.	4.500	01/14/2022	107,953
200,000	Citigroup, Inc.	3.200	10/21/2026	193,673
100,000	Citizens Bank NA, MTN	2.450	12/04/2019	100,818
50,000	Discover Bank	4.200	08/08/2023	52,631
100,000	Fifth Third Bancorp	4.300	01/16/2024	105,530
100,000	Fifth Third Bank	2.250	06/14/2021	99,638
50,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	56,470
100,000	Goldman Sachs Group, Inc. (The), GMTN	4.000	03/03/2024	104,459
87,000	Huntington Bancshares, Inc.	3.150	03/14/2021	88,981

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$225,000	JPMorgan Chase & Co.	6.000%	01/15/2018	$231,932
200,000	JPMorgan Chase & Co.	2.950	10/01/2026	192,373
46,000	KeyCorp, MTN	5.100	03/24/2021	50,416
100,000	Manufacturers & Traders Trust Co.	2.900	02/06/2025	99,271
100,000	Morgan Stanley, GMTN	6.625	04/01/2018	104,419
100,000	Morgan Stanley, Series F, GMTN	3.875	04/29/2024	103,527
52,000	Northern Trust Corp.	3.450	11/04/2020	54,275
50,000	Northern Trust Corp.	3.950	10/30/2025	53,074
250,000	PNC Bank NA, MTN	2.150	04/29/2021	248,753
100,000	PNC Bank NA, BKNT	2.700	11/01/2022	99,854
100,000	Regions Financial Corp.	3.200	02/08/2021	102,304
100,000	State Street Corp.	2.550	08/18/2020	101,536
75,000	State Street Corp.	3.550	08/18/2025	77,903
100,000	SunTrust Bank	2.250	01/31/2020	100,582
100,000	SunTrust Bank, BKNT	2.750	05/01/2023	99,640
100,000	US Bancorp, MTN	2.950	07/15/2022	101,536
100,000	US Bank NA, BKNT	2.125	10/28/2019	100,886
200,000	Wells Fargo & Co.	5.625	12/11/2017	205,003
200,000	Wells Fargo & Co.	3.000	04/22/2026	193,696

				4,181,086

	Beverages—1.6%
150,000	Coca-Cola Co. (The)	1.650	11/01/2018	150,663
100,000	Coca-Cola Co. (The)	2.875	10/27/2025	100,284
31,000	Constellation Brands, Inc.	4.250	05/01/2023	33,167
78,000	Dr Pepper Snapple Group, Inc.	3.400	11/15/2025	78,991
100,000	Molson Coors Brewing Co.	2.100	07/15/2021	98,248
100,000	PepsiCo, Inc.	2.150	10/14/2020	100,915
100,000	PepsiCo, Inc.	2.750	03/01/2023	101,370

				663,638

	Biotechnology—1.1%
82,000	Amgen, Inc.	3.875	11/15/2021	86,928
48,000	Biogen, Inc.	2.900	09/15/2020	49,020
100,000	Biogen, Inc.	4.050	09/15/2025	105,041
100,000	Celgene Corp.	3.875	08/15/2025	103,769
100,000	Gilead Sciences, Inc.	3.650	03/01/2026	101,841

				446,599

	Building Materials—0.2%
87,000	Johnson Controls International PLC	3.900	02/14/2026	91,140

	Chemicals—3.0%
100,000	Dow Chemical Co. (The)	8.550	05/15/2019	112,861
96,000	Dow Chemical Co. (The)	3.000	11/15/2022	97,425
78,000	E.I. du Pont de Nemours & Co.	6.000	07/15/2018	81,950
100,000	E.I. du Pont de Nemours & Co.	2.800	02/15/2023	99,836
100,000	Eastman Chemical Co.	3.600	08/15/2022	103,610
150,000	LyondellBasell Industries NV	5.000	04/15/2019	157,626
100,000	LyondellBasell Industries NV	5.750	04/15/2024	114,673
100,000	Monsanto Co.	3.375	07/15/2024	100,329
100,000	Praxair, Inc.	4.500	08/15/2019	105,925
95,000	Praxair, Inc.	3.200	01/30/2026	97,186
100,000	Sherwin-Williams Co. (The)	1.350	12/15/2017	100,009
59,000	Westlake Chemical Corp.	3.600	08/15/2026	58,519

				1,229,949

	Commercial Services—0.9%
56,000	Automatic Data Processing, Inc.	2.250	09/15/2020	56,810
50,000	Automatic Data Processing, Inc.	3.375	09/15/2025	52,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Commercial Services (continued)
$50,000	Block Financial LLC	5.500%	11/01/2022	$53,468
100,000	Ecolab, Inc.	4.350	12/08/2021	108,541
100,000	Equifax, Inc.	3.300	12/15/2022	102,498

				373,477

	Computers—2.9%
187,000	Apple, Inc.	1.000	05/03/2018	186,564
150,000	Apple, Inc.	2.400	05/03/2023	149,219
79,000	Hewlett Packard Enterprise Co.	3.600	10/15/2020	81,723
78,000	Hewlett Packard Enterprise Co.	4.900	10/15/2025	82,097
200,000	HP, Inc.	4.650	12/09/2021	216,052
150,000	International Business Machines Corp.	5.700	09/14/2017	152,509
100,000	International Business Machines Corp.	3.625	02/12/2024	105,303
100,000	NetApp, Inc.	2.000	12/15/2017	100,232
100,000	Seagate HDD Cayman	4.750	01/01/2025	97,076

				1,170,775

	Cosmetics/Personal Care—1.3%
100,000	Colgate-Palmolive Co., MTN	1.750	03/15/2019	100,399
50,000	Colgate-Palmolive Co., MTN	2.300	05/03/2022	50,283
100,000	Estee Lauder Cos., Inc. (The)	3.150	03/15/2027	101,065
156,000	Procter & Gamble Co. (The)	1.600	11/15/2018	156,617
100,000	Procter & Gamble Co. (The)	3.100	08/15/2023	103,820

				512,184

	Diversified Financial Services—3.7%
100,000	American Express Co.	7.000	03/19/2018	104,668
100,000	American Express Co.	3.625	12/05/2024	102,303
50,000	Ameriprise Financial, Inc.	5.300	03/15/2020	54,325
100,000	Ameriprise Financial, Inc.	4.000	10/15/2023	106,450
100,000	BlackRock, Inc.	3.500	03/18/2024	105,479
80,000	BlackRock, Inc., Series 2	5.000	12/10/2019	86,521
70,000	Charles Schwab Corp. (The)	4.450	07/22/2020	75,013
100,000	CME Group, Inc.	3.000	09/15/2022	102,760
200,000	GE Capital International Funding Co. Unlimited Co.	2.342	11/15/2020	201,412
100,000	Intercontinental Exchange, Inc.	2.750	12/01/2020	101,775
50,000	Intercontinental Exchange, Inc.	3.750	12/01/2025	52,129
50,000	Jefferies Group LLC	6.875	04/15/2021	57,396
100,000	MasterCard, Inc.	3.375	04/01/2024	104,366
100,000	Raymond James Financial, Inc.	3.625	09/15/2026	99,969
100,000	Visa, Inc.	2.200	12/14/2020	100,850
68,000	Visa, Inc.	3.150	12/14/2025	69,202

				1,524,618

	Electric—5.2%
121,000	Consolidated Edison Co. of New York, Inc.	7.125	12/01/2018	130,999
100,000	Consumers Energy Co.	6.700	09/15/2019	110,987
90,000	Dominion Resources, Inc.	3.900	10/01/2025	92,823
100,000	Duke Energy Corp.	1.800	09/01/2021	97,287
100,000	Duke Energy Corp.	2.650	09/01/2026	94,679
50,000	Entergy Texas, Inc.	7.125	02/01/2019	54,232
100,000	Exelon Corp.	3.950	06/15/2025	104,031
100,000	Exelon Generation Co. LLC	2.950	01/15/2020	101,603
100,000	Florida Power & Light Co.	3.250	06/01/2024	103,675
100,000	NextEra Energy Capital Holdings, Inc.	6.000	03/01/2019	107,025
30,000	Ohio Power Co., Series M	5.375	10/01/2021	33,577
100,000	Pacific Gas & Electric Co.	3.500	10/01/2020	104,060
100,000	Pacific Gas & Electric Co.	3.500	06/15/2025	103,314
150,000	PPL Capital Funding, Inc.	3.400	06/01/2023	153,458
100,000	Public Service Electric & Gas Co., MTN	2.375	05/15/2023	99,164

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Electric (continued)
$57,000	Southern California Edison Co.	3.875%	06/01/2021	$60,374
50,000	Southern California Edison Co., Series C	3.500	10/01/2023	52,063
100,000	Southern Co. (The)	1.850	07/01/2019	99,536
100,000	Southern Co. (The)	3.250	07/01/2026	97,524
100,000	Virginia Electric & Power Co.	5.400	04/30/2018	103,759
100,000	WEC Energy Group, Inc.	3.550	06/15/2025	103,379
100,000	Xcel Energy, Inc.	3.300	06/01/2025	100,940

				2,108,489

	Electrical Components & Equipment—0.5%
100,000	Emerson Electric Co.	4.875	10/15/2019	107,317
100,000	Emerson Electric Co.	2.625	02/15/2023	100,901

				208,218

	Electronics—1.5%
100,000	Agilent Technologies, Inc.	3.875	07/15/2023	104,545
100,000	Amphenol Corp.	2.550	01/30/2019	101,100
100,000	Avnet, Inc.	4.625	04/15/2026	102,425
100,000	Flex Ltd.	4.750	06/15/2025	106,374
88,000	Honeywell International, Inc.	1.850	11/01/2021	86,673
100,000	Honeywell International, Inc.	2.500	11/01/2026	95,852

				596,969

	Engineering & Construction—0.3%
100,000	Fluor Corp.	3.500	12/15/2024	103,326

	Environmental Control—0.5%
100,000	Republic Services, Inc.	3.550	06/01/2022	104,444
100,000	Waste Management, Inc.	4.750	06/30/2020	107,940

				212,384

	Food—3.3%
100,000	Campbell Soup Co.	4.250	04/15/2021	107,250
83,000	Conagra Brands, Inc.	3.200	01/25/2023	84,193
100,000	General Mills, Inc.	3.150	12/15/2021	103,389
100,000	Hershey Co. (The)	2.300	08/15/2026	94,918
55,000	Kellogg Co.	3.250	04/01/2026	54,522
100,000	Kraft Heinz Foods Co.	3.950	07/15/2025	102,849
100,000	Kroger Co. (The)	6.150	01/15/2020	110,393
97,000	Kroger Co. (The)	2.650	10/15/2026	90,454
100,000	Mondelez International, Inc.	5.375	02/10/2020	107,714
100,000	Mondelez International, Inc.	4.000	02/01/2024	105,834
100,000	Sysco Corp.	5.250	02/12/2018	102,835
70,000	Sysco Corp.	3.300	07/15/2026	69,583
100,000	Tyson Foods, Inc.	2.650	08/15/2019	101,061
100,000	Whole Foods Market, Inc.	5.200	12/03/2025	104,959

				1,339,954

	Forest Products & Paper—0.2%
67,000	International Paper Co.	3.000	02/15/2027	63,958

	Gas—0.8%
100,000	CenterPoint Energy Resources Corp.	4.500	01/15/2021	105,607
100,000	NiSource Finance Corp.	6.125	03/01/2022	115,148
100,000	Sempra Energy	4.050	12/01/2023	105,678

				326,433

	Hand/Machine Tools—0.2%
100,000	Stanley Black & Decker, Inc.	2.900	11/01/2022	102,055

	Healthcare-Products—2.1%
50,000	Abbott Laboratories	5.125	04/01/2019	52,841

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Healthcare-Products (continued)
$100,000	Baxter International, Inc.	2.600%	08/15/2026	$94,623
100,000	Becton Dickinson and Co.	3.734	12/15/2024	100,734
100,000	Boston Scientific Corp.	3.850	05/15/2025	102,855
75,000	Danaher Corp.	2.400	09/15/2020	76,082
100,000	Stryker Corp.	3.500	03/15/2026	102,038
100,000	Thermo Fisher Scientific, Inc.	4.500	03/01/2021	107,242
100,000	Thermo Fisher Scientific, Inc.	4.150	02/01/2024	106,080
100,000	Zimmer Biomet Holdings, Inc.	3.550	04/01/2025	99,828

				842,323

	Healthcare-Services—2.2%
24,000	Aetna, Inc.	2.800	06/15/2023	24,047
36,000	Anthem, Inc.	2.250	08/15/2019	36,164
35,000	Anthem, Inc.	3.125	05/15/2022	35,644
50,000	Cigna Corp.	4.000	02/15/2022	52,831
100,000	Cigna Corp.	3.250	04/15/2025	99,957
100,000	Coventry Health Care, Inc.	5.450	06/15/2021	111,023
50,000	Humana, Inc.	7.200	06/15/2018	52,859
50,000	Humana, Inc.	3.150	12/01/2022	50,616
100,000	Laboratory Corp. of America Holdings	2.200	08/23/2017	100,239
50,000	Quest Diagnostics, Inc.	4.700	04/01/2021	53,963
120,000	UnitedHealth Group, Inc.	2.700	07/15/2020	122,760
150,000	UnitedHealth Group, Inc.	3.100	03/15/2026	150,107

				890,210

	Home Builders—0.3%
100,000	NVR, Inc.	3.950	09/15/2022	104,260

	Household Products/Wares—0.4%
74,000	Clorox Co. (The)	3.050	09/15/2022	76,035
100,000	Kimberly-Clark Corp.	6.125	08/01/2017	101,184

				177,219

	Housewares—0.3%
100,000	Tupperware Brands Corp.	4.750	06/01/2021	106,994

	Insurance—5.7%
100,000	Aflac, Inc.	3.625	06/15/2023	104,994
100,000	Allstate Corp. (The)	3.150	06/15/2023	102,705
100,000	American International Group, Inc.	3.300	03/01/2021	102,567
100,000	American International Group, Inc.	4.875	06/01/2022	109,273
100,000	Berkshire Hathaway Finance Corp.	5.400	05/15/2018	104,110
200,000	Berkshire Hathaway, Inc.	3.125	03/15/2026	201,938
50,000	Brown & Brown, Inc.	4.200	09/15/2024	52,206
100,000	Chubb INA Holdings, Inc.	2.300	11/03/2020	100,530
100,000	Chubb INA Holdings, Inc.	3.350	05/03/2026	102,385
150,000	Hartford Financial Services Group, Inc. (The)	5.125	04/15/2022	167,052
113,000	Loews Corp.	2.625	05/15/2023	111,944
50,000	Marsh & McLennan Cos., Inc.	4.800	07/15/2021	54,433
100,000	Marsh & McLennan Cos., Inc.	3.750	03/14/2026	103,800
100,000	MetLife, Inc.	4.750	02/08/2021	109,220
100,000	MetLife, Inc.	3.600	04/10/2024	104,321
100,000	Old Republic International Corp.	3.875	08/26/2026	99,380
100,000	Progressive Corp. (The)	2.450	01/15/2027	94,601
150,000	Prudential Financial, Inc., MTN	3.500	05/15/2024	155,899
100,000	Prudential Financial, Inc., Series D, MTN	7.375	06/15/2019	111,217
100,000	Travelers Cos., Inc. (The)	3.900	11/01/2020	106,032
65,000	Voya Financial, Inc.	2.900	02/15/2018	65,565
66,000	Voya Financial, Inc.	3.650	06/15/2026	65,854

				2,330,026

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Internet—1.2%
$100,000	Alphabet, Inc.	3.625%	05/19/2021	$106,557
100,000	Alphabet, Inc.	3.375	02/25/2024	105,139
50,000	Amazon.com, Inc.	1.200	11/29/2017	49,973
100,000	Amazon.com, Inc.	2.500	11/29/2022	100,209
100,000	eBay, Inc.	1.350	07/15/2017	99,980
41,000	eBay, Inc.	2.600	07/15/2022	40,734

				502,592

	Iron/Steel—0.4%
100,000	Nucor Corp.	5.750	12/01/2017	102,286
75,000	Nucor Corp.	4.125	09/15/2022	80,407

				182,693

	Leisure Time—0.3%
100,000	Carnival Corp.	3.950	10/15/2020	105,742

	Lodging—0.2%
64,000	Wyndham Worldwide Corp.	4.250	03/01/2022	67,279

	Machinery-Construction & Mining—0.5%
95,000	Caterpillar, Inc.	3.900	05/27/2021	101,167
98,000	Caterpillar, Inc.	3.400	05/15/2024	102,184

				203,351

	Machinery-Diversified—1.1%
100,000	Cummins, Inc.	3.650	10/01/2023	106,295
50,000	Deere & Co.	2.600	06/08/2022	50,471
100,000	John Deere Capital Corp., MTN	1.950	01/08/2019	100,637
100,000	Roper Technologies, Inc.	6.250	09/01/2019	109,137
100,000	Wabtec Corp.(a)	3.450	11/15/2026	98,209

				464,749

	Media—2.4%
100,000	21st Century Fox America, Inc.	3.000	09/15/2022	101,430
51,000	CBS Corp.	3.375	03/01/2022	52,483
100,000	CBS Corp.	4.000	01/15/2026	103,633
75,000	Comcast Corp.	3.150	03/01/2026	74,622
75,000	NBCUniversal Media LLC	5.150	04/30/2020	81,962
100,000	Scripps Networks Interactive, Inc.	3.900	11/15/2024	102,287
77,000	Time Warner, Inc.	4.875	03/15/2020	82,639
83,000	Time Warner, Inc.	3.800	02/15/2027	82,803
100,000	Viacom, Inc.	4.250	09/01/2023	104,213
100,000	Walt Disney Co. (The), GMTN	1.100	12/01/2017	99,895
100,000	Walt Disney Co. (The), GMTN	2.350	12/01/2022	99,932

				985,899

	Mining—0.3%
100,000	Newmont Mining Corp.	3.500	03/15/2022	103,470

	Miscellaneous Manufacturing—1.9%
100,000	3M Co., GMTN	2.000	06/26/2022	99,244
100,000	Eaton Corp.	1.500	11/02/2017	99,994
100,000	Eaton Corp.	2.750	11/02/2022	100,649
125,000	General Electric Co.	2.700	10/09/2022	127,243
100,000	Illinois Tool Works, Inc.	6.250	04/01/2019	108,758
150,000	Illinois Tool Works, Inc.	2.650	11/15/2026	146,624
100,000	Ingersoll-Rand Luxembourg Finance SA	3.550	11/01/2024	102,528

				785,040

	Office/Business Equipment—0.3%
33,000	Pitney Bowes, Inc.	4.625	03/15/2024	33,217

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Office/Business Equipment (continued)
$83,000	Xerox Corp.	4.500%	05/15/2021	$87,409

				120,626

	Oil & Gas—5.5%
100,000	Apache Corp.	3.625	02/01/2021	103,463
50,000	Apache Corp.	3.250	04/15/2022	50,823
200,000	Chevron Corp.	1.104	12/05/2017	199,775
150,000	Chevron Corp.	2.355	12/05/2022	149,107
40,000	Cimarex Energy Co.	4.375	06/01/2024	42,064
100,000	ConocoPhillips	5.750	02/01/2019	106,769
150,000	ConocoPhillips Co.	4.950	03/15/2026	167,955
50,000	EOG Resources, Inc.	5.625	06/01/2019	53,637
100,000	EOG Resources, Inc.	2.625	03/15/2023	98,955
100,000	Equities Corp.	4.875	11/15/2021	107,660
200,000	Exxon Mobil Corp.	2.222	03/01/2021	201,446
200,000	Exxon Mobil Corp.	3.043	03/01/2026	202,249
95,000	HollyFrontier Corp.	5.875	04/01/2026	101,465
81,000	Marathon Petroleum Corp.	5.125	03/01/2021	87,955
89,000	Marathon Petroleum Corp.	3.625	09/15/2024	88,818
50,000	Noble Energy, Inc.	4.150	12/15/2021	52,895
100,000	Occidental Petroleum Corp.	2.700	02/15/2023	99,770
84,000	Occidental Petroleum Corp., Series 1	4.100	02/01/2021	89,285
50,000	Pioneer Natural Resources Co.	3.950	07/15/2022	52,786
91,000	Valero Energy Corp.	6.125	02/01/2020	100,446
100,000	Valero Energy Corp.	3.400	09/15/2026	97,041

				2,254,364

	Oil & Gas Services—1.3%
100,000	Baker Hughes, Inc.	3.200	08/15/2021	102,725
150,000	FMC Technologies, Inc.	3.450	10/01/2022	149,144
67,000	Halliburton Co.	3.800	11/15/2025	69,031
59,000	National Oilwell Varco, Inc.	2.600	12/01/2022	57,101
150,000	Schlumberger Investment SA	3.650	12/01/2023	157,405

				535,406

	Packaging & Containers—0.1%
54,000	Packaging Corp. of America	4.500	11/01/2023	58,090

	Pharmaceuticals—5.9%
100,000	AbbVie, Inc.	2.500	05/14/2020	100,940
87,000	AbbVie, Inc.	3.600	05/14/2025	87,889
61,000	Actavis Funding SCS	3.000	03/12/2020	62,237
100,000	Actavis Funding SCS	3.800	03/15/2025	101,944
100,000	AmerisourceBergen Corp.	3.500	11/15/2021	104,218
100,000	AmerisourceBergen Corp.	3.250	03/01/2025	101,193
100,000	Bristol-Myers Squibb Co.	2.000	08/01/2022	97,573
85,000	Cardinal Health, Inc.	3.200	03/15/2023	86,651
100,000	Eli Lilly & Co.	2.750	06/01/2025	99,904
91,000	Express Scripts Holding Co.	4.750	11/15/2021	98,209
100,000	Express Scripts Holding Co.	3.400	03/01/2027	95,365
200,000	Johnson & Johnson	5.550	08/15/2017	202,532
172,000	Johnson & Johnson	2.450	03/01/2026	167,106
100,000	McKesson Corp.	2.284	03/15/2019	100,625
100,000	McKesson Corp.	3.796	03/15/2024	104,117
15,000	Mead Johnson Nutrition Co.	4.900	11/01/2019	16,029
100,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	105,880
100,000	Merck & Co., Inc.	2.750	02/10/2025	99,895
150,000	Merck Sharp & Dohme Corp.	5.000	06/30/2019	160,333
100,000	Mylan NV	3.950	06/15/2026	99,098
100,000	Pfizer, Inc.	2.100	05/15/2019	100,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Pharmaceuticals (continued)
$100,000	Pfizer, Inc.	2.750%	06/03/2026	$98,053
100,000	Zoetis, Inc.	3.250	02/01/2023	102,087

				2,392,812

	Pipelines—0.9%
33,000	Kinder Morgan, Inc.	3.050	12/01/2019	33,681
32,000	Kinder Morgan, Inc.	4.300	06/01/2025	33,388
150,000	Phillips 66 Partners LP	3.605	02/15/2025	149,113
63,000	Williams Partners LP	3.600	03/15/2022	64,540
100,000	Williams Partners LP	4.300	03/04/2024	104,022

				384,744

	Real Estate—0.5%
100,000	CBRE Services, Inc.	5.000	03/15/2023	104,525
75,000	Prologis LP	4.250	08/15/2023	80,371

				184,896

	REITs—3.4%
100,000	Alexandria Real Estate Equities, Inc.	4.600	04/01/2022	106,619
100,000	American Tower Corp.	4.500	01/15/2018	101,890
100,000	American Tower Corp.	3.500	01/31/2023	101,855
75,000	Brixmor Operating Partnership LP	3.850	02/01/2025	74,770
100,000	HCP, Inc.	5.375	02/01/2021	109,243
43,000	HCP, Inc.	3.875	08/15/2024	43,520
100,000	Hospitality Properties Trust	5.000	08/15/2022	106,978
150,000	Kimco Realty Corp.	3.200	05/01/2021	152,754
100,000	Kimco Realty Corp.	3.400	11/01/2022	101,930
100,000	Simon Property Group LP	5.650	02/01/2020	108,919
100,000	Simon Property Group LP	3.375	10/01/2024	101,383
125,000	Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/2021	134,301
50,000	Welltower, Inc.	4.000	06/01/2025	51,392
100,000	Weyerhaeuser Co.	7.375	10/01/2019	111,793

				1,407,347

	Retail—6.9%
100,000	AutoZone, Inc.	3.125	07/15/2023	100,629
100,000	Best Buy Co., Inc.	5.500	03/15/2021	108,854
100,000	Coach, Inc.	4.250	04/01/2025	101,989
150,000	Costco Wholesale Corp.	1.700	12/15/2019	150,023
50,000	CVS Health Corp.	2.800	07/20/2020	50,981
100,000	CVS Health Corp.	3.875	07/20/2025	104,203
50,000	Dollar General Corp.	3.250	04/15/2023	50,670
50,000	Home Depot, Inc. (The)	2.250	09/10/2018	50,534
100,000	Home Depot, Inc. (The)	2.625	06/01/2022	101,752
100,000	Kohl’s Corp.	4.000	11/01/2021	102,417
28,000	Lowe’s Cos., Inc.	3.750	04/15/2021	29,644
87,000	Lowe’s Cos., Inc.	2.500	04/15/2026	83,617
50,000	Macy’s Retail Holdings, Inc.	3.450	01/15/2021	50,521
100,000	McDonald’s Corp., MTN	2.625	01/15/2022	100,621
100,000	McDonald’s Corp., MTN	3.700	01/30/2026	103,306
100,000	Nordstrom, Inc.	4.000	10/15/2021	104,969
100,000	O’Reilly Automotive, Inc.	4.875	01/14/2021	107,666
100,000	Staples, Inc.	2.750	01/12/2018	100,474
100,000	Staples, Inc.	4.375	01/12/2023	100,777
100,000	Starbucks Corp.	2.100	02/04/2021	100,752
53,000	Starbucks Corp.	3.850	10/01/2023	57,179
94,000	Target Corp.	2.900	01/15/2022	96,882
100,000	Target Corp.	2.500	04/15/2026	95,441
100,000	TJX Cos., Inc. (The)	2.750	06/15/2021	102,369
100,000	TJX Cos., Inc. (The)	2.500	05/15/2023	99,151

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Retail (continued)
$44,000	Walgreens Boots Alliance, Inc.	2.700%	11/18/2019	$44,664
93,000	Walgreens Boots Alliance, Inc.	3.800	11/18/2024	95,706
175,000	Wal-Mart Stores, Inc.	3.250	10/25/2020	183,632
250,000	Wal-Mart Stores, Inc.	2.550	04/11/2023	253,127

				2,832,550

	Savings & Loans—0.3%
100,000	People’s United Financial, Inc.	3.650	12/06/2022	102,467

	Semiconductors—2.5%
100,000	Analog Devices, Inc.	3.900	12/15/2025	103,634
100,000	Applied Materials, Inc.	4.300	06/15/2021	108,078
100,000	Intel Corp.	1.350	12/15/2017	100,068
100,000	Intel Corp.	3.700	07/29/2025	105,335
100,000	KLA-Tencor Corp.	4.650	11/01/2024	107,516
100,000	Maxim Integrated Products, Inc.	3.375	03/15/2023	101,068
100,000	NVIDIA Corp.	3.200	09/16/2026	98,030
100,000	QUALCOMM, Inc.	2.250	05/20/2020	100,676
100,000	QUALCOMM, Inc.	3.450	05/20/2025	102,124
100,000	Xilinx, Inc.	3.000	03/15/2021	102,423

				1,028,952

	Software—2.4%
39,000	Activision Blizzard, Inc.(a)	3.400	09/15/2026	38,298
100,000	Adobe Systems, Inc.	3.250	02/01/2025	102,208
90,000	Broadridge Financial Solutions, Inc.	3.400	06/27/2026	88,958
100,000	CA, Inc.	5.375	12/01/2019	107,900
100,000	Electronic Arts, Inc.	3.700	03/01/2021	104,111
40,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	41,724
100,000	Fidelity National Information Services, Inc.	5.000	10/15/2025	110,513
200,000	Microsoft Corp.	1.550	08/08/2021	196,151
100,000	Oracle Corp.	1.900	09/15/2021	99,044
100,000	Oracle Corp.	2.500	10/15/2022	100,267

				989,174

	Telecommunications—2.6%
150,000	AT&T, Inc.	5.500	02/01/2018	154,246
155,000	AT&T, Inc.	3.400	05/15/2025	151,206
100,000	Cisco Systems, Inc.	4.450	01/15/2020	107,021
100,000	Cisco Systems, Inc.	2.500	09/20/2026	96,405
100,000	Juniper Networks, Inc.	4.500	03/15/2024	105,437
70,000	Motorola Solutions, Inc.	3.750	05/15/2022	71,493
181,000	Verizon Communications, Inc.	4.500	09/15/2020	193,319
175,000	Verizon Communications, Inc.	5.150	09/15/2023	193,936

				1,073,063

	Textiles—0.3%
100,000	Mohawk Industries, Inc.	3.850	02/01/2023	102,917

	Toys/Games/Hobbies—0.2%
82,000	Mattel, Inc.	2.350	05/06/2019	82,232

	Transportation—1.8%
60,000	CSX Corp.	3.700	10/30/2020	62,863
75,000	CSX Corp.	3.350	11/01/2025	76,229
100,000	FedEx Corp.	8.000	01/15/2019	110,094
100,000	Norfolk Southern Corp.	3.000	04/01/2022	102,313
84,000	Union Pacific Corp.	4.000	02/01/2021	89,435
100,000	Union Pacific Corp.	4.163	07/15/2022	108,421
100,000	United Parcel Service, Inc.	3.125	01/15/2021	103,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Transportation (continued)
$100,000	United Parcel Service, Inc.	2.450%	10/01/2022	$100,998

				754,069

	Water—0.2%
100,000	American Water Capital Corp.	6.085	10/15/2017	102,108

	Total Corporate Bonds (Cost $40,224,458)			40,435,083

Number of Shares
	Money Market Fund—0.3%
117,713	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $117,713)			117,713

	Total Investments (Cost $40,342,171)—99.3%			40,552,796
	Other assets less liabilities—0.7%			285,587

	Net Assets—100.0%			$40,838,383

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $136,507, which represented less than 1% of the Fund’s Net Assets.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Banks	18.0
Sovereign	9.6
Oil & Gas	8.2
Diversified Financial Services	7.1
Telecommunications	4.8
Home Builders	3.5
Electric	2.9
Mining	2.7
Media	2.7
Retail	2.3
Chemicals	2.2
Pipelines	2.2
Iron/Steel	2.1
Healthcare-Services	2.1
Food	1.8
Real Estate	1.8
Commercial Services	1.8
Transportation	1.6
Engineering & Construction	1.5
Machinery-Diversified	1.5
Building Materials	1.2
Oil & Gas Services	1.1
Aerospace/Defense	1.1
Airlines	1.1
Entertainment	0.9
Computers	0.8
REITs	0.8
Miscellaneous Manufacturing	0.8

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017 (continued)
Packaging & Containers	0.7
Auto Manufacturers	0.7
Lodging	0.6
Insurance	0.6
Healthcare-Products	0.5
Pharmaceuticals	0.5
Investment Companies	0.4
Beverages	0.3
Storage/Warehousing	0.3
Household Products/Wares	0.3
Forest Products & Paper	0.3
Electronics	0.3
Holding Companies-Diversified	0.2
Coal	0.2
Leisure Time	0.2
Private Equity	0.2
Advertising	0.2
Semiconductors	0.2
Cosmetics/Personal Care	0.2
Multi-National	0.1
Textiles	0.1
Internet	0.1
Software	0.1
Auto Parts & Equipment	0.1
Apparel	0.1
Gas	0.1
Money Market Fund Plus Other Assets Less Liabilities	4.2

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—86.2%
	Argentina—0.6%
$250,000	Banco de Galicia y Buenos Aires SA(a)	8.750%	05/04/2018	$248,571
700,000	YPF SA(a)	8.875	12/19/2018	759,360

				1,007,931

	Australia—1.0%
600,000	Ausdrill Finance Pty Ltd.(a)	6.875	11/01/2019	621,000
275,000	Barminco Finance Pty Ltd.(a)	9.000	06/01/2018	298,375
161,669	Emeco Pty Ltd., Series B	9.250	03/31/2022	164,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Australia (continued)
$100,000	Nufarm Australia Ltd.(a)	6.375%	10/15/2019	$103,000
500,000	Virgin Australia Holdings Ltd.(a)	8.500	11/15/2019	526,875

				1,713,344

	Azerbaijan—0.3%
400,000	International Bank of Azerbaijan OJSC	5.625	06/11/2019	403,304

	Bahrain—0.3%
400,000	Investcorp SA(a)	8.250	11/01/2017	413,727

	Bangladesh—0.3%
400,000	Banglalink Digital Communications Ltd.(a)	8.625	05/06/2019	419,640

	Brazil—6.3%
600,000	Andrade Gutierrez International SA(a)	4.000	04/30/2018	546,000
200,000	Banco BMG SA(a)	9.950	11/05/2019	217,500
100,000	Banco Bradesco SA(a)	6.750	09/29/2019	108,226
700,000	Banco BTG Pactual SA(a)	4.000	01/16/2020	675,500
350,000	Banco Daycoval SA(a)	5.750	03/19/2019	361,375
200,000	Banco do Brasil SA(a)	6.000	01/22/2020	214,500
400,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.369	06/16/2018	418,500
400,000	Banco Nacional de Desenvolvimento Economico e Social(a)	4.000	04/14/2019	408,680
300,000	Banco Nacional de Desenvolvimento Economico e Social(a)	6.500	06/10/2019	323,250
100,000	Banco Votorantim SA(a)	7.375	01/21/2020	106,768
250,000	BTG Investments LP(a)	4.500	04/17/2018	242,945
600,000	Caixa Economica Federal(a)	4.250	05/13/2019	612,000
500,000	Caixa Economica Federal, EMTN(a)	2.375	11/06/2017	500,750
450,000	Caixa Economica Federal, EMTN(a)	4.500	10/03/2018	459,450
500,000	Centrais Eletricas Brasileiras SA(a)	6.875	07/30/2019	532,500
400,000	CSN Islands XI Corp.(a)	6.875	09/21/2019	338,000
500,000	Itau Unibanco Holding SA, EMTN(a)	2.850	05/26/2018	502,750
400,000	JBS USA LUX SA/JBS USA Finance, Inc.(a)	8.250	02/01/2020	411,800
600,000	Marfrig Holdings Europe BV(a)	8.375	05/09/2018	627,000
400,000	Marfrig Holdings Europe BV(a)	6.875	06/24/2019	416,380
300,000	Petrobras Global Finance BV	5.875	03/01/2018	307,125
200,000	Petrobras Global Finance BV	8.375	12/10/2018	216,500
550,000	Petrobras Global Finance BV	3.000	01/15/2019	550,825
329,000	Petrobras Global Finance BV	7.875	03/15/2019	357,952
800,000	QGOG Constellation SA(a)	6.250	11/09/2019	588,000
300,000	Vale Overseas Ltd.	5.625	09/15/2019	318,990

				10,363,266

	Canada—1.3%
600,000	Bombardier, Inc.(a)	4.750	04/15/2019	616,686
500,000	Cenovus Energy, Inc.	5.700	10/15/2019	538,139
635,000	Teck Resources Ltd.	3.000	03/01/2019	646,112
275,000	Tembec Industries, Inc.(a)	9.000	12/15/2019	282,563
100,000	Tervita Corp.(a)(b)	10.875	02/15/2018	2,500

				2,086,000

	Chile—0.3%
490,000	SMU SA(a)	7.750	02/08/2020	501,638

	China—3.8%
400,000	Greenland Global Investment Ltd.	4.375	07/03/2019	404,971
400,000	Greenland Global Investment Ltd., EMTN	3.500	10/17/2017	398,886
400,000	Greenland Global Investment Ltd., EMTN	3.500	09/06/2019	395,474
200,000	Huai An Traffic Holding Co. Ltd.	4.950	10/25/2019	200,643
600,000	Oceanwide Real Estate International Holding Co. Ltd.	11.750	09/08/2019	651,375
250,000	Oriental Capital Co. Ltd.	5.150	11/22/2019	248,858
200,000	Prime Bloom Holdings Ltd.	7.500	12/19/2019	205,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	China (continued)
$200,000	Shanxi Road & Bridge Construction Group Co. Ltd.	4.850%	11/04/2019	$201,998
600,000	Sparkle Assets Ltd.	6.875	01/30/2020	622,123
200,000	Wanda Properties Overseas Ltd.	4.875	11/21/2018	204,899
600,000	West China Cement Ltd.	6.500	09/11/2019	624,328
200,000	Xiangyu Investment BVI Co Ltd.	4.750	07/14/2019	199,581
400,000	Xuzhou Economic Technology Development Zone International Investment Co. Ltd.	4.500	06/16/2019	399,202
100,000	Yancoal International Resources Development Co. Ltd.(a)	4.461	05/16/2017	100,062
600,000	Yingde Gases Investment Ltd.(a)	8.125	04/22/2018	607,416
600,000	Zhiyuan Group BVI Co. Ltd.	6.200	01/11/2019	614,312
200,000	Zhongrong International Bond 2015 Ltd.	6.000	06/15/2018	203,056

				6,283,044

	Colombia—0.3%
400,000	Banco GNB Sudameris SA(a)	3.875	05/02/2018	402,000

	Costa Rica—0.5%
200,000	Banco de Costa Rica(a)	5.250	08/12/2018	203,924
600,000	Banco Nacional de Costa Rica(a)	4.875	11/01/2018	607,542

				811,466

	Croatia—0.1%
200,000	Agrokor D.D.(a)	8.875	02/01/2020	82,125
150,000	Hrvatska Elektroprivreda(a)	6.000	11/09/2017	152,502

				234,627

	Cyprus—0.1%
308,000	Drill Rigs Holdings, Inc.(a)(b)(c)	6.500	10/01/2017	92,400

	Denmark—0.1%
200,000	Welltec A/S(a)	8.000	02/01/2019	203,750

	Finland—0.4%
400,000	Nokia OYJ	5.375	05/15/2019	425,500
200,000	UPM-Kymmene OYJ(a)	5.500	01/30/2018	206,999

				632,499

	Germany—0.3%
100,000	Fresenius Medical Care US Finance II, Inc.(a)	6.500	09/15/2018	106,000
70,000	Fresenius Medical Care US Finance II, Inc.(a)	5.625	07/31/2019	74,987
375,000	Fresenius Medical Care US Finance, Inc.	6.875	07/15/2017	378,516

				559,503

	Guatemala—0.1%
200,000	Agromercantil Senior Trust(a)	6.250	04/10/2019	206,410

	Hong Kong—0.4%
400,000	RKI Overseas Finance 2016 A Ltd.	5.000	08/09/2019	408,003
200,000	Studio City Co Ltd.(a)	5.875	11/30/2019	209,750

				617,753

	Hungary—0.1%
200,000	MOL Group Finance SA, EMTN	6.250	09/26/2019	216,836

	India—2.2%
400,000	ABJA Investment Co. Pte Ltd.	4.850	01/31/2020	412,520
200,000	IDBI Bank Ltd./DIFC Dubai, EMTN	4.375	03/26/2018	202,901
200,000	IDBI Bank Ltd./DIFC Dubai, EMTN	3.750	01/25/2019	202,540
400,000	IDBI Bank Ltd./DIFC Dubai, EMTN	5.000	09/25/2019	416,222
600,000	Indian Overseas Bank, EMTN	4.625	02/21/2018	609,421
400,000	JSW Steel Ltd.	4.750	11/12/2019	405,780
200,000	Syndicate Bank, EMTN	4.125	04/12/2018	202,594
600,000	Union Bank of India, EMTN	4.625	08/22/2017	604,080
200,000	Union Bank of India, EMTN	3.625	10/25/2018	202,425

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	India (continued)
$400,000	Union Bank of India, EMTN	4.500%	10/28/2019	$411,346

				3,669,829

	Indonesia—1.3%
400,000	Majapahit Holding BV(a)	7.250	06/28/2017	404,000
100,000	Majapahit Holding BV(a)	8.000	08/07/2019	112,120
200,000	Majapahit Holding BV(a)	7.750	01/20/2020	225,900
200,000	Ottawa Holdings Pte Ltd.(a)	5.875	05/16/2018	159,760
400,000	Pratama Agung Pte Ltd.	6.250	02/24/2020	419,768
100,000	PT Gajah Tunggal Tbk(a)	7.750	02/06/2018	97,000
700,000	TBG Global Pte Ltd.(a)	4.625	04/03/2018	708,312

				2,126,860

	Italy—0.9%
300,000	Meccanica Holdings USA, Inc.(a)	6.250	07/15/2019	322,500
400,000	Telecom Italia Capital SA	6.999	06/04/2018	421,000
500,000	Telecom Italia Capital SA	7.175	06/18/2019	550,000
150,000	UniCredit Luxembourg Finance SA(a)	6.000	10/31/2017	152,813

				1,446,313

	Kazakhstan—1.1%
200,000	Halyk Savings Bank of Kazakhstan JSC(a)	7.250	05/03/2017	200,000
400,000	Kazkommertsbank JSC(a)	8.500	05/11/2018	413,268
500,000	KazMunayGas National Co. JSC, EMTN(a)	9.125	07/02/2018	537,480
600,000	Samruk-Energy JSC, EMTN	3.750	12/20/2017	602,364

				1,753,112

	Luxembourg—1.1%
425,000	ArcelorMittal	6.125	06/01/2018	444,035
200,000	Coveris Holdings SA(a)	7.875	11/01/2019	198,500
555,000	Intelsat Jackson Holdings SA	7.250	04/01/2019	536,269
650,000	Intelsat Luxembourg SA(a)	12.500	11/15/2024	591,500

				1,770,304

	Mexico—1.0%
200,000	Cemex SAB de CV(a)	6.500	12/10/2019	211,500
500,000	Controladora Mabe SA de CV(a)	7.875	10/28/2019	551,875
200,000	Grupo Cementos de Chihuahua SAB de CV(a)	8.125	02/08/2020	208,000
600,000	TV Azteca SAB de CV, EMTN	7.500	05/25/2018	601,548

				1,572,923

	Monaco—0.8%
1,350,000	Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc.	8.125	02/15/2019	1,221,750

	Morocco—0.1%
200,000	BMCE Bank	6.250	11/27/2018	208,176

	Netherlands—1.2%
300,000	NXP BV/NXP Funding LLC(a)	3.750	06/01/2018	306,819
300,000	Royal Bank of Scotland NV (The)	4.650	06/04/2018	306,930
600,000	VimpelCom Holdings BV(a)	5.200	02/13/2019	622,380
600,000	Zhaikmunai LLP(a)	6.375	02/14/2019	587,883
200,000	Zhaikmunai LLP(a)	7.125	11/13/2019	196,483

				2,020,495

	Nigeria—0.1%
200,000	Zenith Bank PLC, EMTN(a)	6.250	04/22/2019	204,308

	Norway—0.2%
287,000	Eksportfinans ASA, GMTN	5.500	06/26/2017	288,285

	Paraguay—0.2%
327,000	Banco Regional SAECA(a)	8.125	01/24/2019	348,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Russia—8.5%
$200,000	AK Bars Bank Via AK BARS Luxembourg SA	8.000%	08/06/2018	$205,746
300,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(a)	8.700	08/07/2018	324,750
200,000	Alfa Bank AO Via Alfa Bond Issuance PLC(a)	7.500	09/26/2019	218,480
200,000	Alfa Bank AO Via Alfa Bond Issuance PLC, EMTN	5.000	11/27/2018	207,109
600,000	Bank Otkritie Financial Corp OJSC Via OFCB Capital PLC(a)	7.250	04/25/2018	621,360
600,000	Bank Otkritie Financial Corp OJSC Via OFCB Capital PLC(a)	10.000	04/26/2019	650,100
200,000	Brunswick Rail Finance Designated Activity Co.(a)	6.500	11/01/2017	154,500
600,000	Credit Bank of Moscow Via CBOM Finance PLC(a)	7.700	02/01/2018	621,052
400,000	EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd.(a)	5.125	12/12/2017	407,401
400,000	Evraz Group SA(a)	6.750	04/27/2018	418,060
200,000	Gazprom OAO Via Gaz Capital SA(a)	3.850	02/06/2020	203,600
300,000	Gazprom OAO Via Gaz Capital SA, EMTN(a)	8.146	04/11/2018	317,292
700,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	5.625	05/17/2017	701,680
400,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	7.250	05/03/2019	430,643
200,000	Gazprombank OJSC Via GPB Eurobond Finance PLC, EMTN	4.960	09/05/2019	208,630
600,000	Nord Gold SE(a)	6.375	05/07/2018	622,129
600,000	Phosagro OAO Via Phosagro Bond Funding DAC(a)	4.204	02/13/2018	608,750
400,000	Promsvyazbank OJSC Via PSB Finance SA	5.250	10/19/2019	409,882
200,000	Rosneft Finance SA, EMTN(a)	7.875	03/13/2018	209,694
500,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	6.299	05/15/2017	501,203
800,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.298	12/27/2017	815,494
500,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	7.750	05/29/2018	528,897
600,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(a)	5.100	07/25/2018	619,061
400,000	Sberbank of Russia Via SB Capital SA	5.180	06/28/2019	421,660
600,000	Sibur Securities DAC(a)	3.914	01/31/2018	606,982
600,000	Uralkali OJSC Via Uralkali Finance DAC, EMTN(a)	3.723	04/30/2018	605,558
400,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(a)	9.125	04/30/2018	427,000
600,000	Vnesheconombank Via VEB Finance PLC(a)	5.450	11/22/2017	611,684
600,000	Vnesheconombank Via VEB Finance PLC(a)	4.224	11/21/2018	615,317
600,000	VTB Bank OJSC Via VTB Capital SA(a)	6.315	02/22/2018	619,449

				13,913,163

	South Korea—0.3%
550,000	Harvest Operations Corp.	6.875	10/01/2017	552,750

	Spain—0.1%
200,000	Atento Luxco 1 SA(a)	7.375	01/29/2020	207,100

	Sri Lanka—0.8%
600,000	Bank of Ceylon(a)	6.875	05/03/2017	600,000
400,000	Bank of Ceylon	5.325	04/16/2018	405,500
300,000	National Savings Bank(a)	8.875	09/18/2018	319,581

				1,325,081

	Supranational—0.1%
200,000	Eastern and Southern African Trade and Development Bank, EMTN	6.375	12/06/2018	209,838

	Trinidad and Tobago—0.6%
600,000	Consolidated Energy Finance SA(a)	6.750	10/15/2019	615,000
400,000	Petroleum Co. of Trinidad & Tobago Ltd.(a)	9.750	08/14/2019	427,000

				1,042,000

	Turkey—4.1%
150,000	Akbank TAS(a)	3.875	10/24/2017	151,047
350,000	Akbank TAS(a)	6.500	03/09/2018	360,239
400,000	Akbank TAS, EMTN(a)	4.000	01/24/2020	401,060
600,000	Finansbank AS(a)	5.150	11/01/2017	609,420
200,000	Finansbank AS, EMTN(a)	6.250	04/30/2019	211,491
200,000	Tupras Turkiye Petrol Rafinerileri AS(a)	4.125	05/02/2018	202,424
400,000	Turkiye Garanti Bankasi AS(a)	4.000	09/13/2017	402,426
200,000	Turkiye Garanti Bankasi AS, EMTN(a)	4.750	10/17/2019	205,243

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Turkey (continued)
$600,000	Turkiye Halk Bankasi AS(a)	4.875%	07/19/2017	$602,385
400,000	Turkiye Halk Bankasi AS(a)	4.750	06/04/2019	400,528
200,000	Turkiye Halk Bankasi AS(a)	3.875	02/05/2020	193,908
500,000	Turkiye Is Bankasi(a)	3.875	11/07/2017	503,206
600,000	Turkiye Is Bankasi(a)	3.750	10/10/2018	601,857
200,000	Turkiye Is Bankasi(a)	5.500	04/21/2019	206,612
200,000	Turkiye Sinai Kalkinma Bankasi AS	5.375	10/30/2019	204,671
600,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	3.750	04/15/2018	601,572
200,000	Turkiye Vakiflar Bankasi TAO, EMTN(a)	5.000	10/31/2018	203,604
200,000	Yapi ve Kredi Bankasi AS(a)	5.250	12/03/2018	204,224
400,000	Yapi ve Kredi Bankasi AS(a)	5.125	10/22/2019	407,356

				6,673,273

	Ukraine—0.0%
8,725	UkrLandFarming PLC(a)	10.875	03/26/2018	2,443

	United Arab Emirates—0.1%
200,000	Alpha Star Holding Ltd.	4.970	04/09/2019	202,435

	United Kingdom—3.3%
600,000	Algeco Scotsman Global Finance PLC(a)	8.500	10/15/2018	565,500
600,000	Anglo American Capital PLC(a)	2.625	09/27/2017	599,184
600,000	Anglo American Capital PLC(a)	9.375	04/08/2019	678,000
509,000	Case New Holland Industrial, Inc.	7.875	12/01/2017	528,087
400,000	Global Ship Lease, Inc.(a)	10.000	04/01/2019	400,500
600,000	Ithaca Energy, Inc.(a)	8.125	07/01/2019	618,000
600,000	Jaguar Land Rover Automotive PLC(a)	4.125	12/15/2018	615,750
500,000	Jaguar Land Rover Automotive PLC(a)	4.250	11/15/2019	518,125
300,000	Royal Bank of Scotland Group PLC	4.700	07/03/2018	307,241
500,000	Tesco PLC(a)	5.500	11/15/2017	509,113

				5,339,500

	United States—40.4%
100,000	99 Cents Only Stores LLC	11.000	12/15/2019	82,000
100,000	ACE Cash Express, Inc.(a)	11.000	02/01/2019	98,000
350,000	Affinion Group, Inc.	7.875	12/15/2018	344,312
125,000	Alere, Inc.	7.250	07/01/2018	126,328
500,000	Allegheny Technologies, Inc.	9.375	06/01/2019	553,750
350,000	Allegiant Travel Co.	5.500	07/15/2019	362,250
405,000	Ally Financial, Inc.	3.250	09/29/2017	408,291
430,000	Ally Financial, Inc.	6.250	12/01/2017	441,287
500,000	Ally Financial, Inc.	3.250	02/13/2018	505,000
400,000	Ally Financial, Inc.	3.600	05/21/2018	406,040
400,000	Ally Financial, Inc.	4.750	09/10/2018	413,000
400,000	Ally Financial, Inc.	3.250	11/05/2018	405,000
400,000	Ally Financial, Inc.	8.000	12/31/2018	434,000
400,000	Ally Financial, Inc.	3.500	01/27/2019	406,000
400,000	Ally Financial, Inc.	3.750	11/18/2019	407,956
350,000	American Airlines Group, Inc.	6.125	06/01/2018	364,875
200,000	American Airlines Group, Inc.(a)	5.500	10/01/2019	210,000
350,000	Anixter, Inc.	5.625	05/01/2019	367,062
525,000	Arconic, Inc.	6.750	07/15/2018	558,881
387,000	Arconic, Inc.	5.720	02/23/2019	411,389
370,000	Ashland LLC	3.875	04/15/2018	376,475
200,000	Atrium Windows & Doors, Inc.(a)	7.750	05/01/2019	197,000
100,000	Avaya, Inc.(a)(b)	7.000	04/01/2019	84,500
100,000	Avaya, Inc.(a)(b)	9.000	04/01/2019	84,500
275,000	Avon Products, Inc.	6.500	03/01/2019	287,559
400,000	Beazer Homes USA, Inc.	5.750	06/15/2019	420,500
500,000	Bill Barrett Corp.	7.625	10/01/2019	511,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$140,000	BMC Software, Inc.	7.250%	06/01/2018	$144,900
300,000	Brinker International, Inc.	2.600	05/15/2018	301,500
100,000	Bumble Bee Holdings, Inc.(a)	9.000	12/15/2017	100,270
265,000	Cablevision Systems Corp.	8.625	09/15/2017	272,619
203,000	Cablevision Systems Corp.	7.750	04/15/2018	212,896
380,000	CalAtlantic Group, Inc.	8.375	05/15/2018	403,750
200,000	CenturyLink, Inc., Series Q	6.150	09/15/2019	214,500
289,000	CenturyLink, Inc., Series R	5.150	06/15/2017	290,445
300,000	Cenveo Corp.(a)	6.000	08/01/2019	246,000
344,000	CF Industries, Inc.	6.875	05/01/2018	360,237
350,000	CHS/Community Health Systems, Inc.	8.000	11/15/2019	341,911
336,000	CIT Group, Inc.	4.250	08/15/2017	338,688
350,000	CIT Group, Inc.	5.250	03/15/2018	361,567
75,000	CIT Group, Inc.(a)	6.625	04/01/2018	78,600
215,000	CIT Group, Inc.(a)	5.000	05/15/2018	216,376
500,000	CIT Group, Inc.(a)	5.500	02/15/2019	529,375
400,000	CIT Group, Inc.	3.875	02/19/2019	412,000
350,000	Citgo Holding, Inc.(a)	10.750	02/15/2020	377,125
200,000	Claire’s Stores, Inc.(a)	9.000	03/15/2019	93,500
215,000	Clayton Williams Energy, Inc.	7.750	04/01/2019	215,903
300,000	Cleaver-Brooks, Inc.(a)	8.750	12/15/2019	310,125
500,000	CNH Industrial Capital LLC	3.625	04/15/2018	508,125
500,000	CNH Industrial Capital LLC	3.875	07/16/2018	511,250
550,000	CNH Industrial Capital LLC	3.375	07/15/2019	560,312
300,000	Commercial Metals Co.	6.500	07/15/2017	301,687
300,000	Commercial Metals Co.	7.350	08/15/2018	319,500
411,000	Constellation Brands, Inc.	7.250	05/15/2017	411,788
150,000	Constellation Brands, Inc.	3.875	11/15/2019	156,595
300,000	CSC Holdings LLC	7.875	02/15/2018	313,500
300,000	CSC Holdings LLC	7.625	07/15/2018	318,375
298,000	CSC Holdings LLC	8.625	02/15/2019	329,007
650,000	Cumulus Media Holdings, Inc.	7.750	05/01/2019	188,500
200,000	DCP Midstream LLC(a)	9.750	03/15/2019	227,500
400,000	DCP Midstream Operating LP	2.500	12/01/2017	401,500
200,000	DCP Midstream Operating LP	2.700	04/01/2019	200,500
400,000	Dell, Inc.	5.650	04/15/2018	416,140
300,000	Dell, Inc.	5.875	06/15/2019	320,601
300,000	Diamond Offshore Drilling, Inc.	5.875	05/01/2019	313,350
418,000	DISH DBS Corp.	4.625	07/15/2017	420,612
200,000	DISH DBS Corp.	4.250	04/01/2018	204,000
250,000	DISH DBS Corp.	7.875	09/01/2019	278,125
135,774	DynCorp International, Inc., PIK(d)	11.875	11/30/2020	136,113
330,000	Dynegy, Inc.	6.750	11/01/2019	336,600
76,551	Dynegy, Inc.	8.034	02/02/2024	70,618
500,000	EMC Corp.	1.875	06/01/2018	497,933
300,000	EnLink Midstream Partners LP	2.700	04/01/2019	300,506
400,000	EV Energy Partners LP/EV Energy Finance Corp.	8.000	04/15/2019	294,500
180,000	FirstEnergy Corp., Series A	2.750	03/15/2018	181,151
200,000	Flexi-Van Leasing, Inc.(a)	7.875	08/15/2018	186,000
300,000	Florida East Coast Holdings Corp.(a)	6.750	05/01/2019	309,150
500,000	Freeport-McMoRan, Inc.	2.300	11/14/2017	501,250
430,000	Freeport-McMoRan, Inc.	2.375	03/15/2018	429,462
345,000	Frontier Communications Corp.	8.125	10/01/2018	368,287
350,000	Frontier Communications Corp.	7.125	03/15/2019	370,125
100,000	GameStop Corp.(a)	5.500	10/01/2019	102,875
313,000	GenOn Energy, Inc.	7.875	06/15/2017	216,753
400,000	GenOn Energy, Inc.	9.500	10/15/2018	252,000
600,000	Genworth Holdings, Inc., GMTN	6.515	05/22/2018	606,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$400,000	Gibson Brands, Inc.(a)	8.875%	08/01/2018	$362,500
400,000	GLP Capital LP/GLP Financing II, Inc.	4.375	11/01/2018	413,000
300,000	Goodman Networks, Inc.(b)(c)	12.125	07/01/2018	117,000
394,000	Graham Holdings Co.	7.250	02/01/2019	425,362
300,000	Great Lakes Dredge & Dock Corp.	7.375	02/01/2019	298,500
237,000	Greif, Inc.	7.750	08/01/2019	262,477
400,000	Guitar Center, Inc.(a)	6.500	04/15/2019	343,500
135,000	HCA, Inc.	8.000	10/01/2018	145,631
308,000	HCA, Inc.	3.750	03/15/2019	315,315
300,000	HCA, Inc.	4.250	10/15/2019	311,625
300,000	HCA, Inc.	6.500	02/15/2020	330,018
200,000	Hertz Corp. (The)	4.250	04/01/2018	203,500
285,000	Hertz Corp. (The)	6.750	04/15/2019	284,644
370,000	HRG Group, Inc.	7.875	07/15/2019	384,892
100,000	Hughes Satellite Systems Corp.	6.500	06/15/2019	108,500
136,000	IAC/InterActiveCorp	4.875	11/30/2018	137,938
275,000	IASIS Healthcare LLC/IASIS Capital Corp.	8.375	05/15/2019	269,500
351,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.875	03/15/2019	357,142
200,000	iHeartCommunications, Inc.	9.000	12/15/2019	165,750
200,000	iHeartCommunications, Inc.(a)	9.000	12/15/2019	165,750
300,000	iHeartCommunications, Inc.(a)	11.250	03/01/2021	231,750
100,000	Ingram Micro, Inc.	5.250	09/01/2017	100,818
363,000	International Game Technology	7.500	06/15/2019	400,661
450,000	International Game Technology PLC(a)	5.625	02/15/2020	475,465
200,000	IPALCO Enterprises, Inc.	5.000	05/01/2018	206,500
400,000	iStar, Inc.—REIT	4.000	11/01/2017	401,750
100,000	iStar, Inc.—REIT	7.125	02/15/2018	103,633
400,000	iStar, Inc.—REIT	4.875	07/01/2018	406,000
352,000	iStar, Inc.—REIT	5.000	07/01/2019	356,840
410,000	JC Penney Corp., Inc.	5.750	02/15/2018	421,788
300,000	JC Penney Corp., Inc.	8.125	10/01/2019	328,500
200,000	K Hovnanian Enterprises, Inc.(a)	8.000	11/01/2019	169,000
186,000	KB Home	9.100	09/15/2017	192,045
300,000	KB Home	7.250	06/15/2018	315,750
350,000	KB Home	4.750	05/15/2019	363,563
340,000	Kemet Corp.	10.500	05/01/2018	341,488
200,000	Kindred Healthcare, Inc.	8.000	01/15/2020	207,500
500,000	Kratos Defense & Security Solutions, Inc.	7.000	05/15/2019	503,750
500,000	L Brands, Inc.	8.500	06/15/2019	560,000
100,000	Laureate Education, Inc.(a)	9.250	09/01/2019	105,250
350,000	Lennar Corp.	4.750	12/15/2017	353,938
400,000	Lennar Corp.	6.950	06/01/2018	420,500
400,000	Lennar Corp.	4.125	12/01/2018	410,000
500,000	Lennar Corp.	4.500	06/15/2019	518,125
300,000	Lennar Corp.	4.500	11/15/2019	311,250
554,000	Lennar Corp., Series B	12.250	06/01/2017	559,734
693,000	Mallinckrodt International Finance SA	3.500	04/15/2018	700,006
167,000	MDC Holdings, Inc.	5.625	02/01/2020	181,162
300,000	MGM Resorts International	11.375	03/01/2018	325,125
400,000	MGM Resorts International	8.625	02/01/2019	444,000
100,000	MHGE Parent LLC/MHGE Parent Finance, Inc.(a)	8.500	08/01/2019	101,250
200,000	Michael Baker International LLC/CDL Acquisition Co., Inc.(a)	8.250	10/15/2018	208,750
300,000	Murphy Oil Corp.	3.500	12/01/2017	301,500
100,000	NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.(a)	5.000	08/01/2018	101,250
100,000	NANA Development Corp.(a)	9.500	03/15/2019	99,500
500,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	6.500	08/01/2018	505,625
345,000	Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625	05/01/2019	355,134
257,000	Natural Resource Partners LP/NRP Finance Corp.	9.125	10/01/2018	262,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$340,000	Navient Corp., GMTN	8.450%	06/15/2018	$363,375
225,000	Navient Corp., MTN	4.625	09/25/2017	227,250
425,000	Navient Corp., MTN	5.500	01/15/2019	442,531
400,000	Navient Corp., MTN	4.875	06/17/2019	413,960
100,000	NES Rentals Holdings, Inc.(a)	7.875	05/01/2018	100,250
100,000	NGL Energy Partners LP/NGL Energy Finance Corp.	5.125	07/15/2019	100,250
300,000	NGPL PipeCo LLC(a)	7.119	12/15/2017	309,563
400,000	Nine West Holdings, Inc.(a)	8.250	03/15/2019	104,000
100,000	Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp.	6.500	04/01/2019	101,500
150,000	NRG Energy, Inc.	7.625	01/15/2018	155,715
300,000	Nustar Logistics LP	8.150	04/15/2018	317,625
75,000	Ocwen Loan Servicing LLC(a)	8.375	11/15/2022	65,063
475,000	Pacific Drilling V Ltd.(a)	7.250	12/01/2017	244,625
302,000	Pactiv LLC	8.125	06/15/2017	305,020
519,000	PaperWorks Industries, Inc.(a)	9.500	08/15/2019	402,225
69,311	PetroQuest Energy, Inc., PIK(a)(d)	10.000	02/15/2021	51,290
346,000	PHH Corp.	7.375	09/01/2019	373,680
680,000	PHI, Inc.	5.250	03/15/2019	639,200
400,000	Popular, Inc.	7.000	07/01/2019	418,000
32,000	Pride International LLC	8.500	06/15/2019	35,120
200,000	Production Resource Group, Inc.	8.875	05/01/2019	154,500
400,000	QVC, Inc.	3.125	04/01/2019	404,805
331,000	Radian Group, Inc.	5.500	06/01/2019	348,791
250,000	Realogy Group LLC/Realogy Co-Issuer Corp.(a)	4.500	04/15/2019	260,938
300,000	Rockies Express Pipeline LLC(a)	6.850	07/15/2018	316,083
185,000	Rockies Express Pipeline LLC(a)	6.000	01/15/2019	195,175
200,000	Rowan Cos., Inc.	7.875	08/01/2019	215,000
300,000	Safeway, Inc.	5.000	08/15/2019	305,250
450,000	Sears Holdings Corp.	6.625	10/15/2018	424,688
410,000	Sears Holdings Corp.	8.000	12/15/2019	348,500
200,000	Seitel, Inc.	9.500	04/15/2019	199,500
311,000	Service Corp. International	7.625	10/01/2018	335,880
300,000	SESI LLC	6.375	05/01/2019	299,625
300,000	Southwestern Energy Co.	5.800	01/23/2020	304,500
300,000	Springleaf Finance Corp.	5.250	12/15/2019	305,313
500,000	Springleaf Finance Corp., MTN	6.500	09/15/2017	509,375
400,000	Springleaf Finance Corp., MTN	6.900	12/15/2017	411,736
370,000	Sprint Capital Corp.	6.900	05/01/2019	396,363
290,000	Sprint Communications, Inc.	8.375	08/15/2017	295,728
402,000	Sprint Communications, Inc.(a)	9.000	11/15/2018	440,693
100,000	SquareTwo Financial Corp.(b)(c)	11.625	04/01/2017	3,000
14,000	Symantec Corp.	2.750	06/15/2017	14,005
170,000	Syniverse Foreign Holdings Corp.(a)	9.125	01/15/2022	169,575
30,000	Syniverse Holdings, Inc.	9.125	01/15/2019	28,875
340,000	Synovus Financial Corp.	5.125	06/15/2017	340,034
100,000	Talen Energy Supply LLC	6.500	05/01/2018	101,250
300,000	Talen Energy Supply LLC(a)	4.625	07/15/2019	296,250
250,000	Talos Production LLC/Talos Production Finance, Inc.(a)	9.750	02/15/2018	171,250
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.000	01/15/2018	303,750
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.125	11/15/2019	306,561
200,000	TEGNA, Inc.	5.125	10/15/2019	205,250
393,000	Tenet Healthcare Corp.	6.250	11/01/2018	413,884
300,000	Tenet Healthcare Corp.	5.500	03/01/2019	304,500
252,000	Tenet Healthcare Corp.	5.000	03/01/2019	253,734
304,000	Tesoro Corp.	4.250	10/01/2017	306,660
250,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.500	10/15/2019	266,250
400,000	TMX Finance LLC/TitleMax Finance Corp.(a)	8.500	09/15/2018	378,000
450,000	Toll Brothers Finance Corp.	8.910	10/15/2017	464,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	United States (continued)
$150,000	Toll Brothers Finance Corp.	4.000%	12/31/2018	$154,500
100,000	Toll Brothers Finance Corp.	6.750	11/01/2019	110,375
542,000	Transocean, Inc.	4.500	10/15/2017	544,710
550,000	Transocean, Inc.	6.000	03/15/2018	563,063
400,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.	4.375	06/15/2019	414,000
48,000	TRU Taj LLC/TRU Taj Finance, Inc.(a)	12.000	08/15/2021	43,392
100,000	UCI International LLC(b)	8.625	02/15/2019	21,000
300,000	United Continental Holdings, Inc.	6.375	06/01/2018	313,500
540,000	USG Corp.	8.250	01/15/2018	569,025
750,000	Valeant Pharmaceuticals International, Inc.(a)	6.750	08/15/2018	749,531
425,000	Weatherford International Ltd.	9.625	03/01/2019	469,464
500,000	Whiting Petroleum Corp.	5.000	03/15/2019	507,500
194,000	WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.250	07/15/2019	202,245
500,000	XPO CNW, Inc.	7.250	01/15/2018	517,500
200,000	Yum! Brands, Inc.	6.250	03/15/2018	207,700
200,000	Yum! Brands, Inc.	5.300	09/15/2019	212,750

				66,274,652

	Venezuela—0.8%
1,250,000	CA La Electricidad de Caracas	8.500	04/10/2018	918,750
438,000	Petroleos de Venezuela SA(a)	8.500	10/27/2020	344,268

				1,263,018

	Vietnam—0.3%
500,000	Vietnam Joint Stock Commercial Bank for Industry and Trade(a)	8.000	05/17/2017	500,945

	Total Corporate Bonds (Cost $140,168,374)			141,305,946

	Sovereign Debt Obligations—9.6%
	Argentina—1.0%
550,000	Argentine Republic Government International Bond	6.250	04/22/2019	584,924
200,000	Argentine Republic Government International Bond, Series 1	8.750	06/02/2017	201,250
400,000	Provincia de Buenos Aires(a)	9.375	09/14/2018	432,000
150,000	Provincia de Buenos Aires(a)	5.750	06/15/2019	155,438
200,000	Provincia de Cordoba(a)	12.375	08/17/2017	205,214

				1,578,826

	Bahrain—0.1%
200,000	CBB International Sukuk Co. SPC	6.273	11/22/2018	210,778

	Belarus—0.3%
500,000	Republic of Belarus International Bond	8.950	01/26/2018	518,777

	Brazil—0.3%
510,000	Brazil Government International Bond	5.875	01/15/2019	546,287

	Croatia—0.1%
100,000	Croatia Government International Bond(a)	6.750	11/05/2019	109,032

	El Salvador—0.3%
500,000	El Salvador Government International Bond(a)	7.375	12/01/2019	504,375

	Hungary—0.1%
150,000	Magyar Export-Import Bank Zrt(a)	5.500	02/12/2018	154,381

	Kenya—0.2%
400,000	Kenya Government International Bond(a)	5.875	06/24/2019	414,500

	Lebanon—1.4%
570,000	Lebanon Government International Bond	5.150	06/12/2018	580,687
400,000	Lebanon Government International Bond, EMTN	5.150	11/12/2018	406,790
400,000	Lebanon Government International Bond, GMTN	5.000	10/12/2017	403,192

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations (continued)
	Lebanon (continued)
$400,000	Lebanon Government International Bond, GMTN	5.500%	04/23/2019	$409,840
400,000	Lebanon Government International Bond, GMTN	6.000	05/20/2019	413,092
100,000	Lebanon Government International Bond, GMTN	5.450	11/28/2019	102,201

				2,315,802

	Mongolia—0.3%
500,000	Mongolia Government International Bond, EMTN(a)	4.125	01/05/2018	499,250

	Nigeria—0.4%
600,000	Nigeria Government International Bond(a)	5.125	07/12/2018	610,162

	Pakistan—0.4%
500,000	Pakistan Government International Bond(a)	6.875	06/01/2017	501,750
200,000	Second Pakistan International Sukuk Co. Ltd. (The)(a)	6.750	12/03/2019	212,320

				714,070

	Russia—0.5%
300,000	Russian Foreign Bond—Eurobond(a)	11.000	07/24/2018	334,748
400,000	Russian Foreign Bond—Eurobond(a)	3.500	01/16/2019	410,700

				745,448

	Serbia—0.5%
550,000	Serbia International Bond(a)	5.250	11/21/2017	560,654
200,000	Serbia International Bond(a)	5.875	12/03/2018	210,604

				771,258

	Sri Lanka—0.5%
600,000	Sri Lanka Government International Bond(a)	6.000	01/14/2019	623,100
200,000	Sri Lanka Government International Bond(a)	5.125	04/11/2019	205,500

				828,600

	Turkey—2.2%
400,000	Export Credit Bank of Turkey(a)	5.875	04/24/2019	418,743
400,000	Hazine Mustesarligi Varlik Kiralama AS(a)	2.803	03/26/2018	399,884
600,000	Hazine Mustesarligi Varlik Kiralama AS(a)	4.557	10/10/2018	613,058
600,000	Turkey Government International Bond	7.500	07/14/2017	607,831
500,000	Turkey Government International Bond	6.750	04/03/2018	519,865
500,000	Turkey Government International Bond	7.000	03/11/2019	535,938
400,000	Turkey Government International Bond	7.500	11/07/2019	441,090

				3,536,409

	Ukraine—0.1%
200,000	Ukraine Government International Bond(a)	7.750	09/01/2019	204,404

	Venezuela—0.9%
450,000	Venezuela Government International Bond(a)	13.625	08/15/2018	360,000
300,000	Venezuela Government International Bond	13.625	08/15/2018	258,000
700,000	Venezuela Government International Bond	7.000	12/01/2018	496,090
500,000	Venezuela Government International Bond	7.750	10/13/2019	303,350

				1,417,440

	Total Sovereign Debt Obligations (Cost $15,537,250)			15,679,799

Number of Shares
	Common Stocks—0.0%
	Australia—0.0%
430,643	Emeco Holdings Ltd.(e) (Cost $25,319)			27,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares Global Short Term High Yield Bond Portfolio (PGHY) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Money Market Fund—3.9%
6,448,132	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(f) (Cost $6,448,132)	$6,448,132

	Total Investments (Cost $162,179,075)—99.7%	163,461,252
	Other assets less liabilities—0.3%	518,808

	Net Assets—100.0%	$163,980,060

Investment Abbreviations:

EMTN—Euro Medium-Term Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

PIK—Payment in Kind

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $67,591,837, which represented 41.22% of the Fund’s Net Assets.
(b)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2017 was $404,900, which represented less than 1% of the Fund’s Net Assets.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
DynCorp International, Inc., PIK.	10.375%	11.875%
PetroQuest Energy, Inc., PIK	1.000	10.000
(e)	Non-income producing security.
(f)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares International Corporate Bond Portfolio (PICB)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Banks	44.6
Electric	14.1
Telecommunications	9.1
Oil & Gas	5.6
Pharmaceuticals	2.7
Beverages	2.3
Insurance	2.2
Auto Manufacturers	2.2
Mining	1.7
Water	1.5
Agriculture	1.3
Engineering & Construction	1.1
Media	1.1
Commercial Services	1.1
Gas	1.0
Diversified Financial Services	0.8

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017 (continued)
Savings & Loans	0.8
Real Estate	0.7
Food	0.6
Transportation	0.6
Holding Companies-Diversified	0.5
Sovereign	0.5
Home Furnishings	0.5
Building Materials	0.5
Miscellaneous Manufacturing	0.4
Chemicals	0.3
Computers	0.3
Healthcare-Services	0.2
Retail	0.2
Semiconductors	0.1
Money Market Fund Plus Other Assets Less Liabilities	1.4

Schedule of Investments

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds—98.1%
		Australia—2.5%
EUR	200,000	Australia & New Zealand Banking Group Ltd.	0.750%	09/29/2026	$214,840
GBP	350,000	BHP Billiton Finance Ltd., Series 11, EMTN	3.250	09/25/2024	502,437
GBP	350,000	BHP Billiton Finance Ltd., Series 12, EMTN	4.300	09/25/2042	571,838
EUR	300,000	BHP Billiton Finance Ltd., Series 9, EMTN	2.250	09/25/2020	349,667
AUD	350,000	BHP Billiton Finance Ltd., MTN	3.750	10/18/2017	263,628
EUR	200,000	Commonwealth Bank of Australia, EMTN	5.500	08/06/2019	244,502
EUR	250,000	National Australia Bank Ltd., EMTN	2.750	08/08/2022	305,088
EUR	200,000	National Australia Bank Ltd., GMTN	4.625	02/10/2020	245,573
EUR	100,000	National Australia Bank Ltd., GMTN	2.000	11/12/2020	116,016
EUR	200,000	National Australia Bank Ltd., GMTN	0.875	01/20/2022	223,110
EUR	200,000	National Australia Bank Ltd., GMTN	1.250	05/18/2026	225,760
EUR	150,000	Telstra Corp. Ltd., EMTN	3.500	09/21/2022	189,549
EUR	150,000	Telstra Corp. Ltd., EMTN	2.500	09/15/2023	181,994
EUR	200,000	Westpac Banking Corp., EMTN	0.250	01/17/2022	216,525
AUD	800,000	Westpac Banking Corp., MTN	4.500	02/25/2019	620,844

					4,471,371

		Belgium—2.3%
EUR	200,000	Anheuser-Busch InBev SA, EMTN	0.800	04/20/2023	222,136
GBP	250,000	Anheuser-Busch InBev SA, EMTN	9.750	07/30/2024	498,508
EUR	950,000	Anheuser-Busch InBev SA, EMTN	1.500	03/17/2025	1,083,765
GBP	300,000	Anheuser-Busch InBev SA, EMTN	4.000	09/24/2025	453,443
EUR	600,000	Anheuser-Busch InBev SA, EMTN	2.700	03/31/2026	742,435
EUR	300,000	Anheuser-Busch InBev SA, EMTN	2.000	03/17/2028	347,119
EUR	200,000	Anheuser-Busch InBev SA, EMTN	1.500	04/18/2030	213,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Belgium (continued)
EUR	200,000	Anheuser-Busch InBev SA, EMTN	2.750%	03/17/2036	$239,623
EUR	200,000	KBC Group NV, EMTN	0.750	03/01/2022	218,354

					4,019,296

		Canada—13.8%
CAD	700,000	Bank of Montreal	1.880	03/31/2021	518,362
CAD	500,000	Bank of Montreal, DPNT	2.840	06/04/2020	381,632
CAD	1,000,000	Bank of Montreal, DPNT	2.100	10/06/2020	746,727
CAD	1,150,000	Bank of Montreal, DPNT	3.400	04/23/2021	899,789
CAD	600,000	Bank of Montreal, DPNT	1.610	10/28/2021	438,461
CAD	800,000	Bank of Montreal, DPNT	2.120	03/16/2022	596,557
CAD	900,000	Bank of Nova Scotia (The), DPNT	2.462	03/14/2019	673,259
CAD	300,000	Bank of Nova Scotia (The), DPNT	2.400	10/28/2019	225,284
CAD	500,000	Bank of Nova Scotia (The), DPNT	2.270	01/13/2020	375,046
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.130	06/15/2020	448,528
CAD	750,000	Bank of Nova Scotia (The), DPNT	2.090	09/09/2020	559,074
CAD	1,000,000	Bank of Nova Scotia (The), DPNT	3.270	01/11/2021	776,333
CAD	600,000	Bank of Nova Scotia (The), DPNT	2.873	06/04/2021	460,481
CAD	300,000	Bell Canada, Inc.	3.350	06/18/2019	228,068
CAD	800,000	Bell Canada, Inc., MTN	3.250	06/17/2020	613,618
CAD	300,000	Bell Canada, Inc., MTN	2.700	02/27/2024	223,476
CAD	300,000	Bell Canada, Inc., Series M-26	3.350	03/22/2023	232,757
CAD	600,000	Caisse Centrale Desjardins, MTN	1.748	03/02/2020	443,249
CAD	250,000	Canadian Imperial Bank of Commerce, DPNT	2.350	06/24/2019	187,088
CAD	750,000	Canadian Imperial Bank of Commerce, DPNT	1.660	01/20/2020	552,964
CAD	800,000	Canadian Imperial Bank of Commerce, DPNT	1.850	07/14/2020	592,525
CAD	700,000	Canadian Imperial Bank of Commerce, DPNT	1.900	04/26/2021	518,470
CAD	500,000	Canadian Natural Resources Ltd., MTN	2.890	08/14/2020	375,598
CAD	400,000	Canadian Natural Resources Ltd., MTN	3.310	02/11/2022	304,770
GBP	200,000	Glencore Canada Financial Corp., EMTN	7.375	05/27/2020	301,976
CAD	500,000	HSBC Bank Canada	2.078	11/26/2018	369,970
CAD	600,000	HSBC Bank Canada	2.449	01/29/2021	450,691
CAD	500,000	HSBC Bank Canada, DPNT	2.491	05/13/2019	374,461
CAD	200,000	HSBC Bank Canada, DPNT	2.938	01/14/2020	152,003
CAD	600,000	HSBC Bank Canada, DPNT	1.816	07/07/2020	442,261
CAD	450,000	HSBC Bank Canada, DPNT	2.908	09/29/2021	345,549
CAD	400,000	National Bank of Canada, DPNT	2.404	10/28/2019	300,554
CAD	400,000	National Bank of Canada, DPNT	1.742	03/03/2020	295,672
CAD	600,000	Rogers Communications, Inc.	5.340	03/22/2021	497,057
CAD	750,000	Royal Bank of Canada	1.583	09/13/2021	546,316
CAD	700,000	Royal Bank of Canada, DPNT	2.980	05/07/2019	528,996
CAD	300,000	Royal Bank of Canada, DPNT	2.350	12/09/2019	224,874
CAD	700,000	Royal Bank of Canada, DPNT	1.920	07/17/2020	519,868
CAD	900,000	Royal Bank of Canada, DPNT	2.860	03/04/2021	689,748
CAD	1,000,000	Royal Bank of Canada, DPNT	1.968	03/02/2022	738,748
CAD	1,000,000	Royal Bank of Canada, DPNT	2.000	03/21/2022	738,543
CAD	500,000	Royal Bank of Canada, DPNT	2.333	12/05/2023	372,778
CAD	750,000	Shaw Communications, Inc.	5.650	10/01/2019	598,810
CAD	600,000	Shaw Communications, Inc.	6.750	11/09/2039	556,728
CAD	300,000	TELUS Corp., MTN	2.350	03/28/2022	222,886
CAD	500,000	TELUS Corp., Series CG	5.050	12/04/2019	397,952
CAD	500,000	TELUS Corp., Series CH	5.050	07/23/2020	403,799
CAD	400,000	Toronto-Dominion Bank (The), DPNT	1.693	04/02/2020	295,528
CAD	800,000	Toronto-Dominion Bank (The), DPNT	2.563	06/24/2020	604,801
CAD	950,000	Toronto-Dominion Bank (The), DPNT	2.621	12/22/2021	723,558
CAD	1,000,000	Toronto-Dominion Bank (The), DPNT	1.909	07/18/2023	730,593
CAD	700,000	Toronto-Dominion Bank (The), DPNT	3.226	07/24/2024	552,203

					24,349,039

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Denmark—1.1%
EUR	200,000	AP Moeller—Maersk A/S, EMTN	1.750%	03/18/2021	$227,710
EUR	300,000	Danske Bank A/S, EMTN	0.750	06/02/2023	331,335
GBP	300,000	DONG Energy A/S, EMTN	4.875	01/12/2032	493,366
GBP	150,000	DONG Energy A/S, EMTN	5.750	04/09/2040	285,665
NOK	5,000,000	Nykredit Bank A/S, EMTN	5.000	08/21/2018	610,302

					1,948,378

		Finland—0.3%
EUR	250,000	Fortum OYJ, EMTN	2.250	09/06/2022	294,793
EUR	200,000	OP Corporate Bank PLC, EMTN	0.750	03/03/2022	222,071

					516,864

		France—18.7%
EUR	200,000	Air Liquide Finance SA, EMTN	1.250	06/13/2028	220,641
EUR	300,000	Autoroutes du Sud de la France SA, EMTN	5.625	07/04/2022	414,459
EUR	200,000	Autoroutes du Sud de la France SA, EMTN	1.250	01/18/2027	220,852
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	4.000	10/22/2020	245,814
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.250	08/23/2022	375,181
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	11/28/2023	375,839
EUR	200,000	Banque Federative du Credit Mutuel SA, EMTN	2.625	03/18/2024	244,703
EUR	400,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	05/21/2024	474,144
EUR	500,000	Banque Federative du Credit Mutuel SA, EMTN	1.250	01/14/2025	559,276
EUR	300,000	Banque Federative du Credit Mutuel SA, EMTN	3.000	09/11/2025	353,602
EUR	400,000	BNP Paribas SA, EMTN	3.750	11/25/2020	491,980
EUR	550,000	BNP Paribas SA, EMTN	2.250	01/13/2021	644,060
EUR	200,000	BNP Paribas SA, EMTN	2.875	10/24/2022	245,036
EUR	200,000	BNP Paribas SA, EMTN	2.875	09/26/2023	246,952
EUR	500,000	BNP Paribas SA, EMTN	2.375	05/20/2024	601,075
EUR	300,000	BNP Paribas SA, EMTN	2.375	02/17/2025	338,296
EUR	300,000	BNP Paribas SA, EMTN	1.625	02/23/2026	342,001
EUR	300,000	BNP Paribas SA, EMTN	1.500	05/25/2028	333,162
EUR	200,000	BPCE SA	4.625	07/18/2023	257,316
GBP	400,000	BPCE SA	5.250	04/16/2029	591,110
EUR	300,000	BPCE SA, EMTN	4.500	02/10/2022	391,930
EUR	200,000	BPCE SA, EMTN	1.000	10/05/2028	208,765
EUR	400,000	Capital Gemini SA	2.500	07/01/2023	475,906
EUR	200,000	Cie de Saint-Gobain, EMTN		03/27/2020	217,080
EUR	200,000	Cie Financiere et Industrielle des Autoroutes SA	5.000	05/24/2021	259,749
EUR	200,000	CNP Assurances	1.875	10/20/2022	220,644
EUR	500,000	Credit Agricole SA	2.625	03/17/2027	566,914
EUR	600,000	Credit Agricole SA/London, EMTN	2.375	11/27/2020	704,925
EUR	700,000	Credit Agricole SA/London, EMTN	0.750	12/01/2022	767,965
EUR	200,000	Credit Agricole SA/London, EMTN	5.125	04/18/2023	276,445
EUR	500,000	Credit Agricole SA/London, EMTN	3.125	07/17/2023	625,141
EUR	1,000,000	Credit Agricole SA/London, EMTN	2.375	05/20/2024	1,200,480
EUR	400,000	Credit Agricole SA/London, EMTN	1.000	09/16/2024	437,932
EUR	700,000	Credit Agricole SA/London, EMTN	1.250	04/14/2026	767,145
EUR	500,000	Danone SA, EMTN	2.250	11/15/2021	591,799
EUR	400,000	Danone SA, EMTN	1.208	11/03/2028	431,897
EUR	300,000	Electricite de France SA, EMTN	6.250	01/25/2021	400,723
EUR	300,000	Electricite de France SA, EMTN	2.250	04/27/2021	353,205
EUR	300,000	Electricite de France SA, EMTN	3.875	01/18/2022	381,123
EUR	300,000	Electricite de France SA, EMTN	2.750	03/10/2023	364,506
EUR	100,000	Electricite de France SA, EMTN	4.625	09/11/2024	136,644
EUR	500,000	Electricite de France SA, EMTN	1.000	10/13/2026	531,850
EUR	400,000	Electricite de France SA, EMTN	4.125	03/25/2027	543,498
EUR	200,000	Electricite de France SA, EMTN	4.625	04/26/2030	283,440
GBP	450,000	Electricite de France SA, EMTN	5.875	07/18/2031	776,145
GBP	650,000	Electricite de France SA, EMTN	6.125	06/02/2034	1,138,258

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

57

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		France (continued)
GBP	700,000	Electricite de France SA, EMTN	5.500%	03/27/2037	$1,165,301
GBP	700,000	Electricite de France SA, EMTN	5.500	10/17/2041	1,177,984
GBP	800,000	Electricite de France SA, EMTN	5.125	09/22/2050	1,333,475
EUR	300,000	Engie Alliance GIE, EMTN	5.750	06/24/2023	427,367
EUR	500,000	Engie SA, EMTN	2.375	05/19/2026	607,748
GBP	100,000	Engie SA, EMTN	7.000	10/30/2028	194,206
GBP	450,000	Engie SA, EMTN	5.000	10/01/2060	949,902
EUR	300,000	Holding d’Infrastructures de Transport SAS	4.875	10/27/2021	391,290
EUR	300,000	Orange SA, EMTN	3.000	06/15/2022	369,267
GBP	200,000	Orange SA, EMTN	8.125	11/20/2028	404,977
EUR	200,000	Orange SA, EMTN	8.125	01/28/2033	397,075
GBP	600,000	Orange SA, EMTN	5.625	01/23/2034	1,052,851
EUR	200,000	RTE Reseau de Transport d’Electricite SA, EMTN	1.625	11/27/2025	229,528
EUR	400,000	Sanofi, EMTN	1.875	09/04/2020	460,461
EUR	200,000	Sanofi, EMTN	0.500	01/13/2027	208,469
EUR	300,000	Societe Generale SA, EMTN	1.000	04/01/2022	328,813
EUR	300,000	Societe Generale SA, EMTN	4.250	07/13/2022	389,401
EUR	100,000	Societe Generale SA, EMTN	0.750	05/26/2023	109,789
EUR	300,000	Societe Generale SA, EMTN	2.625	02/27/2025	342,731
EUR	400,000	Total Capital Canada Ltd., EMTN	2.125	09/18/2029	476,918
EUR	300,000	Total Capital International SA, EMTN	2.500	03/25/2026	372,306
EUR	400,000	Total Capital International SA, EMTN	0.750	07/12/2028	417,812
GBP	250,000	Veolia Environnement SA, EMTN	6.125	10/29/2037	480,507
EUR	200,000	Vivendi SA	0.750	05/26/2021	220,962

					33,138,748

		Germany—9.7%
EUR	300,000	Allianz Finance II BV, EMTN	3.500	02/14/2022	379,262
GBP	300,000	Allianz Finance II BV, Series 62	4.500	03/13/2043	526,371
EUR	300,000	BASF SE, Series 10Y	2.000	12/05/2022	357,182
EUR	200,000	BMW Finance NV, EMTN	0.875	11/17/2020	223,819
EUR	250,000	BMW US Capital LLC, EMTN	1.125	09/18/2021	282,823
EUR	200,000	BMW US Capital LLC, EMTN	0.625	04/20/2022	221,103
EUR	200,000	Commerzbank AG, EMTN	4.000	09/16/2020	245,091
EUR	250,000	Commerzbank AG, EMTN	0.500	09/13/2023	262,117
EUR	250,000	Daimler AG, EMTN	0.875	01/12/2021	279,677
EUR	500,000	Daimler AG, EMTN	1.400	01/12/2024	572,476
EUR	200,000	Daimler AG, EMTN	0.850	02/28/2025	218,396
EUR	250,000	Daimler AG, EMTN	1.500	03/09/2026	285,681
EUR	200,000	Daimler AG, EMTN	1.375	05/11/2028	221,724
EUR	200,000	Deutsche Bank AG, EMTN	1.000	03/18/2019	220,376
GBP	300,000	Deutsche Bank AG, EMTN	1.875	02/28/2020	389,487
EUR	400,000	Deutsche Bank AG, EMTN	1.250	09/08/2021	441,619
EUR	400,000	Deutsche Bank AG, EMTN	1.500	01/20/2022	444,960
EUR	300,000	Deutsche Bank AG, EMTN	2.375	01/11/2023	349,991
EUR	200,000	Deutsche Bank AG, EMTN	1.125	03/17/2025	211,904
EUR	150,000	Deutsche Telekom International Finance BV, EMTN	2.125	01/18/2021	175,129
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	4.250	07/13/2022	391,499
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.625	04/03/2023	327,121
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	0.875	01/30/2024	328,789
EUR	250,000	Deutsche Telekom International Finance BV, EMTN	1.375	01/30/2027	274,155
EUR	300,000	Deutsche Telekom International Finance BV, EMTN	1.500	04/03/2028	330,072
GBP	400,000	E.ON International Finance BV, EMTN	6.375	06/07/2032	735,446
GBP	500,000	E.ON International Finance BV, EMTN	5.875	10/30/2037	919,756
GBP	300,000	E.ON International Finance BV, EMTN	6.750	01/27/2039	604,635
EUR	200,000	HeidelbergCement AG, EMTN	1.500	02/07/2025	222,096
EUR	200,000	innogy Finance BV, EMTN	6.625	01/31/2019	243,175
EUR	100,000	innogy Finance BV, EMTN	6.500	08/10/2021	137,867
GBP	200,000	innogy Finance BV, EMTN	5.500	07/06/2022	307,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Germany (continued)
GBP	400,000	innogy Finance BV, EMTN	6.250%	06/03/2030	$716,082
GBP	500,000	innogy Finance BV, EMTN	4.750	01/31/2034	795,944
GBP	400,000	innogy Finance BV, EMTN	6.125	07/06/2039	762,976
EUR	250,000	Landesbank Baden-Wuerttemberg, EMTN	0.375	01/29/2019	274,104
EUR	200,000	Landesbank Hessen-Thueringen Girozentrale, EMTN	0.375	03/10/2020	219,631
EUR	200,000	Norddeutsche Landesbank Girozentrale, EMTN	0.625	09/24/2018	219,319
EUR	200,000	Siemens Financieringsmaatschappij NV, EMTN	2.875	03/10/2028	262,262
GBP	300,000	Siemens Financieringsmaatschappij NV, EMTN	3.750	09/10/2042	482,882
EUR	250,000	Volkswagen International Finance NV, EMTN	3.250	01/21/2019	287,507
EUR	200,000	Volkswagen International Finance NV, EMTN	2.000	03/26/2021	231,971
EUR	200,000	Volkswagen International Finance NV, EMTN	0.875	01/16/2023	219,052
EUR	300,000	Volkswagen Leasing GmbH, EMTN	2.375	09/06/2022	352,659
EUR	400,000	Volkswagen Leasing GmbH, EMTN	2.625	01/15/2024	477,108
EUR	200,000	Vonovia Finance BV, EMTN	1.625	12/15/2020	227,935
EUR	200,000	Vonovia Finance BV, EMTN	2.250	12/15/2023	235,933
EUR	200,000	Vonovia Finance BV, DIP, EMTN	1.250	12/06/2024	219,878

					17,116,490

		Hong Kong—0.5%
EUR	300,000	CK Hutchison Finance 16 II Ltd.	0.875	10/03/2024	319,495
EUR	200,000	CK Hutchison Finance 16 Ltd., Series A	1.250	04/06/2023	221,319
EUR	300,000	Hutchison Whampoa Finance 14 Ltd.	1.375	10/31/2021	338,179

					878,993

		Italy—6.1%
EUR	250,000	Assicurazioni Generali SpA, EMTN	2.875	01/14/2020	292,489
EUR	200,000	Assicurazioni Generali SpA, EMTN	5.125	09/16/2024	278,089
EUR	300,000	Assicurazioni Generali SpA, EMTN	4.125	05/04/2026	352,350
GBP	300,000	Autostrade Per L’italia SpA, EMTN	6.250	06/09/2022	472,777
EUR	200,000	Autostrade Per L’italia SpA, EMTN	5.875	06/09/2024	288,935
EUR	350,000	Enel Finance International NV	1.375	06/01/2026	379,590
EUR	250,000	Enel Finance International NV, EMTN	5.000	09/14/2022	336,589
GBP	400,000	Enel Finance International NV, EMTN	5.625	08/14/2024	634,381
EUR	600,000	Enel Finance International NV, EMTN	1.966	01/27/2025	691,389
GBP	150,000	Enel Finance International NV, EMTN	5.750	09/14/2040	261,959
GBP	600,000	Enel SpA, EMTN	5.750	06/22/2037	1,035,569
EUR	200,000	Eni SpA	4.125	09/16/2019	238,948
EUR	150,000	Eni SpA, EMTN	4.000	06/29/2020	183,172
EUR	300,000	Eni SpA, EMTN	3.250	07/10/2023	375,616
EUR	200,000	Eni SpA, EMTN	3.750	09/12/2025	262,572
EUR	250,000	Eni SpA, EMTN	1.500	02/02/2026	276,752
EUR	200,000	Eni SpA, EMTN	3.625	01/29/2029	263,235
EUR	300,000	Intesa Sanpaolo SpA, EMTN	3.000	01/28/2019	343,236
EUR	400,000	Intesa Sanpaolo SpA, EMTN	4.375	10/15/2019	478,655
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	01/14/2020	221,835
EUR	200,000	Intesa Sanpaolo SpA, EMTN	2.000	06/18/2021	228,339
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.125	03/04/2022	218,480
EUR	250,000	Intesa Sanpaolo SpA, EMTN	4.000	10/30/2023	315,643
EUR	200,000	Intesa Sanpaolo SpA, EMTN	1.375	01/18/2024	215,733
EUR	200,000	Intesa Sanpaolo SpA, GMTN	4.000	11/08/2018	231,082
EUR	200,000	Snam SpA, EMTN	0.875	10/25/2026	209,700
EUR	150,000	Terna Rete Elettrica Nazionale SpA, EMTN	4.750	03/15/2021	191,165
EUR	200,000	Terna Rete Elettrica Nazionale SpA, EMTN	0.875	02/02/2022	221,598
EUR	400,000	UniCredit SpA, EMTN	3.625	01/24/2019	462,372
EUR	200,000	UniCredit SpA, EMTN	3.250	01/14/2021	238,337
EUR	200,000	UniCredit SpA, EMTN	2.000	03/04/2023	224,028
EUR	200,000	UniCredit SpA, EMTN	2.125	10/24/2026	218,022
EUR	150,000	Unione di Banche Italiane SCpA, EMTN	2.875	02/18/2019	171,440

					10,814,077

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

59

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Japan—0.5%
JPY	100,000,000	Panasonic Corp., Series 12	0.387%	03/19/2020	$903,764

		Netherlands—6.0%
EUR	500,000	ABN AMRO Bank NV, EMTN	6.375	04/27/2021	666,764
EUR	300,000	ABN AMRO Bank NV, EMTN	2.500	11/29/2023	366,788
EUR	250,000	ABN AMRO Bank NV, EMTN	1.000	04/16/2025	278,380
EUR	200,000	ASML Holding NV	1.375	07/07/2026	219,313
EUR	600,000	Cooperatieve Rabobank UA	3.875	07/25/2023	764,527
EUR	500,000	Cooperatieve Rabobank UA, EMTN	4.125	01/12/2021	624,948
EUR	400,000	Cooperatieve Rabobank UA, EMTN	4.125	09/14/2022	510,351
GBP	250,000	Cooperatieve Rabobank UA, EMTN	5.250	09/14/2027	382,230
GBP	600,000	Cooperatieve Rabobank UA, EMTN	4.625	05/23/2029	881,524
EUR	500,000	Cooperatieve Rabobank UA, GMTN	3.750	11/09/2020	610,838
EUR	300,000	Cooperatieve Rabobank UA, GMTN	4.000	01/11/2022	383,519
EUR	1,000,000	Cooperatieve Rabobank UA, GMTN	1.375	02/03/2027	1,118,724
GBP	300,000	Cooperatieve Rabobank UA, Series 2541	4.000	09/19/2022	441,907
EUR	250,000	Heineken NV, EMTN	2.125	08/04/2020	290,042
EUR	450,000	ING Bank NV, EMTN	4.500	02/21/2022	588,798
EUR	300,000	ING Groep NV, EMTN	0.750	03/09/2022	328,111
GBP	300,000	Koninklijke KPN NV, GMTN	5.750	09/17/2029	501,632
EUR	400,000	Shell International Finance BV, EMTN	1.000	04/06/2022	451,792
EUR	150,000	Shell International Finance BV, EMTN	0.375	02/15/2025	158,757
EUR	200,000	Shell International Finance BV, EMTN	1.875	09/15/2025	236,229
EUR	250,000	Shell International Finance BV, EMTN	2.500	03/24/2026	309,806
EUR	150,000	Shell International Finance BV, EMTN	1.625	01/20/2027	173,016
EUR	350,000	Shell International Finance BV, EMTN	0.750	08/15/2028	362,227

					10,650,223

		Norway—1.3%
EUR	250,000	DNB Bank ASA, EMTN	4.375	02/24/2021	316,059
EUR	250,000	DNB Bank ASA, EMTN	4.250	01/18/2022	323,754
EUR	250,000	Statoil ASA, EMTN	5.625	03/11/2021	329,824
EUR	250,000	Statoil ASA, EMTN	1.250	02/17/2027	277,294
GBP	400,000	Statoil ASA, EMTN	6.875	03/11/2031	789,564
EUR	200,000	Statoil ASA, EMTN	1.625	02/17/2035	217,058
SEK	1,000,000	Telenor ASA, EMTN	2.375	03/19/2019	117,573

					2,371,126

		Spain—5.4%
EUR	200,000	Abertis Infraestructuras SA	1.375	05/20/2026	215,670
EUR	300,000	Banco Bilbao Vizcaya Argentaria SA, GMTN	0.625	01/17/2022	327,914
EUR	300,000	BBVA Senior Finance SAU, GMTN	2.375	01/22/2019	340,439
EUR	200,000	CaixaBank SA, MTN	3.125	05/14/2018	224,856
EUR	200,000	Gas Natural Fenosa Finance BV, EMTN	1.375	01/19/2027	217,874
GBP	200,000	Iberdrola Finanzas SA, EMTN	7.375	01/29/2024	348,478
EUR	200,000	Iberdrola Finanzas SA, EMTN	1.000	03/07/2025	218,062
EUR	400,000	Iberdrola International BV, EMTN	3.500	02/01/2021	489,327
EUR	200,000	Iberdrola International BV, EMTN	1.125	04/21/2026	217,136
EUR	200,000	Mapfre SA	1.625	05/19/2026	219,784
EUR	100,000	Repsol International Finance BV, EMTN	4.875	02/19/2019	118,463
EUR	200,000	Repsol International Finance BV, EMTN	2.625	05/28/2020	234,417
EUR	200,000	Repsol International Finance BV, EMTN	3.625	10/07/2021	248,704
EUR	200,000	Santander Consumer Finance SA	0.875	01/24/2022	219,048
EUR	500,000	Santander Consumer Finance SA, EMTN	0.900	02/18/2020	555,760
EUR	300,000	Santander Consumer Finance SA, EMTN	1.500	11/12/2020	339,765
EUR	200,000	Santander International Debt SA, EMTN	4.000	01/24/2020	240,920
EUR	300,000	Santander International Debt SA, EMTN	1.375	03/03/2021	339,812
EUR	200,000	Santander International Debt SA, EMTN	1.375	12/14/2022	226,442
EUR	200,000	Santander Issuances SAU, EMTN	2.500	03/18/2025	221,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		Spain (continued)
EUR	200,000	Santander Issuances SAU, EMTN	3.125%	01/19/2027	$228,892
EUR	200,000	Santander Issuances SAU, DIP, EMTN	3.250	04/04/2026	232,334
EUR	350,000	Telefonica Emisiones SAU, EMTN	4.693	11/11/2019	425,698
EUR	200,000	Telefonica Emisiones SAU, EMTN	4.710	01/20/2020	245,286
EUR	400,000	Telefonica Emisiones SAU, EMTN	1.477	09/14/2021	455,165
EUR	200,000	Telefonica Emisiones SAU, EMTN	0.750	04/13/2022	220,102
EUR	300,000	Telefonica Emisiones SAU, EMTN	2.242	05/27/2022	354,350
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.289	12/09/2022	455,151
GBP	300,000	Telefonica Emisiones SAU, EMTN	5.375	02/02/2026	469,614
EUR	200,000	Telefonica Emisiones SAU, EMTN	1.460	04/13/2026	218,199
EUR	500,000	Telefonica Emisiones SAU, GMTN	3.987	01/23/2023	639,710

					9,509,001

		Sweden—2.1%
EUR	200,000	Nordea Bank AB, EMTN	4.500	03/26/2020	245,740
EUR	100,000	Nordea Bank AB, EMTN	2.000	02/17/2021	116,444
EUR	200,000	Nordea Bank AB, EMTN	3.250	07/05/2022	250,206
EUR	200,000	Nordea Bank AB, EMTN	1.000	02/22/2023	224,507
EUR	200,000	Nordea Bank AB, EMTN	1.125	02/12/2025	226,845
SEK	1,000,000	SBAB Bank AB, EMTN	3.000	10/11/2018	118,004
EUR	200,000	Skandinaviska Enskilda Banken AB, EMTN	2.000	02/19/2021	233,222
EUR	200,000	Skandinaviska Enskilda Banken AB, GMTN	0.750	08/24/2021	223,201
EUR	400,000	Svenska Handelsbanken AB, EMTN	4.375	10/20/2021	515,577
EUR	200,000	Svenska Handelsbanken AB, EMTN	2.625	08/23/2022	243,425
SEK	2,000,000	Telia Co. AB, EMTN	3.625	11/08/2023	255,216
EUR	150,000	Vattenfall AB, EMTN	6.250	03/17/2021	201,489
GBP	400,000	Vattenfall AB, EMTN	6.875	04/15/2039	836,476

					3,690,352

		Switzerland—4.3%
EUR	300,000	Credit Suisse AG/London, EMTN	4.750	08/05/2019	361,596
EUR	550,000	Credit Suisse AG/London, EMTN	1.375	11/29/2019	619,452
EUR	400,000	Credit Suisse AG/London, EMTN	1.125	09/15/2020	449,313
EUR	250,000	Credit Suisse AG/London, EMTN	1.375	01/31/2022	284,495
EUR	400,000	Credit Suisse AG/London, EMTN	1.000	06/07/2023	444,308
EUR	250,000	Credit Suisse AG/London, EMTN	1.500	04/10/2026	285,453
GBP	400,000	Credit Suisse Group Funding Guernsey Ltd.	3.000	05/27/2022	544,695
GBP	250,000	Credit Suisse Group Funding Guernsey Ltd.	2.750	08/08/2025	327,972
EUR	450,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.250	04/14/2022	498,812
CHF	250,000	Credit Suisse Group Funding Guernsey Ltd., EMTN	1.000	04/14/2023	257,560
EUR	300,000	Glencore Finance Dubai Ltd., EMTN	2.625	11/19/2018	339,167
GBP	250,000	Glencore Finance Europe SA, EMTN	6.500	02/27/2019	353,201
EUR	300,000	Holcim Finance Luxembourg SA, EMTN	1.375	05/26/2023	335,753
EUR	100,000	Holcim Finance Luxembourg SA, EMTN	2.250	05/26/2028	115,025
EUR	250,000	Novartis Finance SA	0.125	09/20/2023	267,553
EUR	200,000	Roche Finance Europe BV, EMTN	0.875	02/25/2025	223,013
CHF	600,000	Swisscom AG	3.250	09/14/2018	633,010
EUR	150,000	UBS AG/London, EMTN	1.125	06/30/2020	168,904
EUR	300,000	UBS AG/London, EMTN	1.250	09/03/2021	341,238
EUR	200,000	UBS Group Funding Jersey Ltd.	1.750	11/16/2022	229,678
EUR	500,000	UBS Group Funding Jersey Ltd.	1.500	11/30/2024	554,718

					7,634,916

		United Kingdom—23.4%
GBP	200,000	ABP Finance PLC, EMTN	6.250	12/14/2026	335,348
EUR	700,000	Barclays Bank PLC, EMTN	6.000	01/14/2021	895,930
GBP	900,000	Barclays Bank PLC, EMTN	10.000	05/21/2021	1,504,069
EUR	313,000	Barclays PLC, EMTN	1.875	03/23/2021	355,415
GBP	500,000	Barclays PLC, EMTN	3.125	01/17/2024	670,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

61

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
GBP	500,000	Barclays PLC, EMTN	3.250%	02/12/2027	$660,481
GBP	250,000	BAT International Finance PLC, EMTN	7.250	03/12/2024	431,242
GBP	300,000	BAT International Finance PLC, EMTN	4.000	09/04/2026	442,623
GBP	200,000	BAT International Finance PLC, EMTN	6.000	11/24/2034	366,600
GBP	300,000	BAT International Finance PLC, EMTN	2.250	09/09/2052	324,793
GBP	500,000	BG Energy Capital PLC, EMTN	5.125	12/01/2025	816,035
GBP	150,000	BG Energy Capital PLC, EMTN	5.000	11/04/2036	264,823
EUR	100,000	BP Capital Markets PLC, EMTN	2.177	09/28/2021	117,990
EUR	300,000	BP Capital Markets PLC, EMTN	1.373	03/03/2022	342,065
EUR	200,000	BP Capital Markets PLC, EMTN	1.526	09/26/2022	229,407
EUR	300,000	BP Capital Markets PLC, EMTN	1.109	02/16/2023	335,525
EUR	300,000	BP Capital Markets PLC, EMTN	1.573	02/16/2027	337,093
GBP	250,000	British Telecommunications PLC	5.750	12/07/2028	431,417
EUR	300,000	British Telecommunications PLC, EMTN	0.625	03/10/2021	329,119
EUR	200,000	British Telecommunications PLC, EMTN	1.125	03/10/2023	221,743
EUR	150,000	British Telecommunications PLC, EMTN	1.750	03/10/2026	169,040
GBP	300,000	British Telecommunications PLC, EMTN	6.375	06/23/2037	589,400
GBP	250,000	BUPA Finance PLC	5.000	04/25/2023	361,990
GBP	500,000	Centrica PLC, EMTN	4.375	03/13/2029	778,020
GBP	150,000	Centrica PLC, EMTN	7.000	09/19/2033	302,084
GBP	300,000	Centrica PLC, EMTN	4.250	09/12/2044	474,773
GBP	250,000	Friends Life Holdings PLC	8.250	04/21/2022	419,923
EUR	200,000	GlaxoSmithKline Capital PLC, EMTN	1.375	12/02/2024	227,543
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	3.375	12/20/2027	293,186
GBP	400,000	GlaxoSmithKline Capital PLC, EMTN	5.250	12/19/2033	720,666
GBP	200,000	GlaxoSmithKline Capital PLC, EMTN	6.375	03/09/2039	416,351
GBP	650,000	GlaxoSmithKline Capital PLC, EMTN	5.250	04/10/2042	1,232,140
GBP	250,000	GlaxoSmithKline Capital PLC, EMTN	4.250	12/18/2045	422,642
GBP	300,000	Heathrow Funding Ltd., EMTN	7.125	02/14/2024	505,812
GBP	300,000	Heathrow Funding Ltd., EMTN	6.750	12/03/2026	537,596
GBP	500,000	Heathrow Funding Ltd., EMTN(b)	6.450	12/10/2031	952,272
GBP	600,000	HSBC Bank PLC, EMTN	5.375	08/22/2033	994,697
CAD	700,000	HSBC Holdings PLC	3.196	12/05/2023	528,535
EUR	400,000	HSBC Holdings PLC	0.875	09/06/2024	429,238
GBP	600,000	HSBC Holdings PLC	2.625	08/16/2028	772,799
GBP	500,000	HSBC Holdings PLC	6.750	09/11/2028	835,890
EUR	300,000	HSBC Holdings PLC, EMTN	1.500	03/15/2022	340,114
GBP	300,000	HSBC Holdings PLC, EMTN	6.500	05/20/2024	504,350
EUR	600,000	HSBC Holdings PLC, EMTN	3.000	06/30/2025	719,594
EUR	300,000	HSBC Holdings PLC, EMTN	3.125	06/07/2028	353,457
GBP	200,000	HSBC Holdings PLC, EMTN	7.000	04/07/2038	362,736
GBP	200,000	HSBC Holdings PLC, EMTN	6.000	03/29/2040	329,709
GBP	200,000	Imperial Brands Finance PLC, EMTN	8.125	03/15/2024	358,193
GBP	250,000	Imperial Brands Finance PLC, EMTN	5.500	09/28/2026	408,585
GBP	250,000	Investec Bank PLC, EMTN	9.625	02/17/2022	402,991
GBP	300,000	Lloyds Bank PLC, EMTN	7.500	04/15/2024	534,045
EUR	800,000	Lloyds Bank PLC, EMTN	1.250	01/13/2025	901,430
GBP	500,000	Lloyds Bank PLC, EMTN	7.625	04/22/2025	867,330
GBP	300,000	Lloyds Bank PLC, EMTN	6.500	09/17/2040	628,235
GBP	250,000	Motability Operations Group PLC, EMTN	3.625	03/10/2036	377,688
GBP	400,000	National Grid Gas Finance PLC, EMTN	2.125	09/22/2028	509,251
GBP	300,000	National Grid Gas Finance PLC, EMTN	2.625	09/22/2038	373,837
GBP	400,000	National Grid Gas Finance PLC, EMTN	2.750	09/22/2046	501,939
EUR	400,000	Nationwide Building Society, EMTN	1.125	06/03/2022	449,319
EUR	300,000	Nationwide Building Society, EMTN	1.250	03/03/2025	335,523
GBP	250,000	Nationwide Building Society, EMTN	3.000	05/06/2026	347,041
GBP	200,000	Nationwide Building Society, EMTN	3.250	01/20/2028	281,812
GBP	250,000	Rio Tinto Finance PLC, EMTN	4.000	12/11/2029	383,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Foreign Currency(a)	Principal Amount		Interest Rate	Maturity Date	Value
		Corporate Bonds (continued)
		United Kingdom (continued)
EUR	250,000	Royal Bank of Scotland PLC (The), EMTN	5.375%	09/30/2019	$305,932
EUR	200,000	Royal Bank of Scotland PLC (The), EMTN	5.500	03/23/2020	250,486
EUR	250,000	Santander UK Group Holdings PLC	1.125	09/08/2023	271,639
GBP	150,000	Santander UK Group Holdings PLC, EMTN	3.625	01/14/2026	205,943
EUR	150,000	Santander UK PLC, EMTN	2.000	01/14/2019	168,896
GBP	400,000	Scottish Widows Ltd.	5.500	06/16/2023	575,695
GBP	250,000	Scottish Widows Ltd.	7.000	06/16/2043	395,936
GBP	300,000	Severn Trent Utilities Finance PLC, EMTN	3.625	01/16/2026	439,406
EUR	500,000	Sky PLC, EMTN	1.500	09/15/2021	566,665
GBP	200,000	Society of Lloyd’s	4.750	10/30/2024	290,376
GBP	200,000	SSE PLC, EMTN	8.375	11/20/2028	417,301
EUR	300,000	Standard Chartered PLC, EMTN	1.625	06/13/2021	340,251
GBP	500,000	Standard Chartered PLC, EMTN	5.125	06/06/2034	665,409
GBP	300,000	Standard Chartered PLC, EMTN	4.375	01/18/2038	441,287
GBP	200,000	Thames Water Utilities Cayman Finance Ltd., EMTN	4.000	06/19/2025	302,358
GBP	300,000	Thames Water Utilities Cayman Finance Ltd., EMTN	5.500	02/11/2041	574,961
GBP	250,000	Thames Water Utilities Finance Ltd., EMTN	5.125	09/28/2037	449,671
GBP	300,000	THFC Funding No. 3 PLC, EMTN	5.200	10/11/2043	550,820
EUR	500,000	Vodafone Group PLC, EMTN	1.750	08/25/2023	571,360
EUR	200,000	Vodafone Group PLC, EMTN	2.200	08/25/2026	232,270
EUR	400,000	Vodafone Group PLC, EMTN	1.600	07/29/2031	415,118
GBP	500,000	Vodafone Group PLC, EMTN	3.375	08/08/2049	596,710
GBP	300,000	Vodafone Group PLC, EMTN	3.000	08/12/2056	328,459
GBP	200,000	Wellcome Trust Finance PLC	4.625	07/25/2036	365,393

					41,369,691

		United States—0.1%
EUR	200,000	Mylan NV	2.250	11/22/2024	226,658

		Total Corporate Bonds (Cost $182,907,353)			173,608,987

		Sovereign Debt Obligations—0.5%
		Japan—0.5%
JPY	30,000,000	Development Bank of Japan, Inc.	1.050	06/20/2023	286,631
JPY	60,000,000	Development Bank of Japan, Inc.	2.300	03/19/2026	644,702

		Total Sovereign Debt Obligations (Cost $1,053,650)			931,333

	Number of Shares
		Money Market Fund—0.2%
	252,760	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $252,760)			252,760

		Total Investments (Cost $184,213,763)—98.8%			174,793,080
		Other assets less liabilities—1.2%			2,131,512

		Net Assets—100.0%			$176,924,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

63

PowerShares International Corporate Bond Portfolio (PICB) (continued)

April 30, 2017

(Unaudited)

Investment Abbreviations:

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

DIP—Debtor-In-Possession

DPNT—Deposit Note

EUR—Euro

EMTN—Euro Medium-Term Note

GBP—British Pound

GMTN—Global Medium-Term Note

JPY—Japanese Yen

MTN—Medium-Term Note

NOK—Norwegian Krone

SEK—Swedish Krona

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount denominated in currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2017 represented less than 1% of the Fund’s Net Assets.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Banks	31.5
Oil & Gas	6.2
Telecommunications	4.8
Pharmaceuticals	4.6
Diversified Financial Services	4.0
Auto Manufacturers	3.6
Beverages	3.4
Retail	3.3
Media	3.1
Pipelines	2.4
Electric	2.3
Insurance	2.3
Healthcare-Services	2.2
Computers	2.1
Miscellaneous Manufacturing	1.9
Healthcare-Products	1.9
REITs	1.7
Software	1.5
Semiconductors	1.5
Chemicals	1.5
Biotechnology	1.1

Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017 (continued)
Food	1.1
Internet	1.1
Machinery-Diversified	1.1
Agriculture	0.9
Mining	0.8
Aerospace/Defense	0.8
Electrical Components & Equipment	0.8
Transportation	0.8
Office/Business Equipment	0.7
Metal Fabricate/Hardware	0.5
Building Materials	0.4
Household Products/Wares	0.4
Oil & Gas Services	0.4
Electronics	0.4
Investment Companies	0.4
Environmental Control	0.4
Lodging	0.4
Cosmetics/Personal Care	0.4
Machinery-Construction & Mining	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.9

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—99.1%
	Aerospace/Defense—0.8%
$100,000	L-3 Technologies, Inc.	4.950%	02/15/2021	$107,750
100,000	Lockheed Martin Corp.	2.500	11/23/2020	101,250

				209,000

	Agriculture—0.9%
100,000	Altria Group, Inc.	2.625	01/14/2020	101,553
100,000	Philip Morris International, Inc.	1.125	08/21/2017	99,960
50,000	Philip Morris International, Inc.	4.500	03/26/2020	53,531

				255,044

	Auto Manufacturers—3.6%
100,000	American Honda Finance Corp., MTN	1.550	12/11/2017	100,223
100,000	American Honda Finance Corp., MTN	1.600	07/13/2018	100,147
100,000	Ford Motor Credit Co. LLC	8.125	01/15/2020	114,629
100,000	General Motors Financial Co., Inc.	2.400	04/10/2018	100,564
100,000	General Motors Financial Co., Inc.	3.500	07/10/2019	102,514
100,000	General Motors Financial Co., Inc.	3.200	07/13/2020	101,907
100,000	General Motors Financial Co., Inc.	4.375	09/25/2021	105,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

65

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Auto Manufacturers (continued)
$150,000	Toyota Motor Credit Corp., MTN	2.750%	05/17/2021	$152,939
100,000	Toyota Motor Credit Corp., MTN	3.300	01/12/2022	103,964

				982,314

	Banks—31.5%
200,000	American Express Bank FSB, BKNT	6.000	09/13/2017	203,322
120,000	Bank of America Corp.	6.000	09/01/2017	121,729
100,000	Bank of America Corp.	6.875	11/15/2018	107,288
100,000	Bank of America Corp., GMTN	2.625	04/19/2021	100,196
100,000	Bank of America Corp., Series L, GMTN	2.600	01/15/2019	101,062
100,000	Bank of America Corp., MTN	6.875	04/25/2018	104,951
100,000	Bank of America Corp., MTN	2.625	10/19/2020	100,726
100,000	Bank of America Corp., MTN	5.000	05/13/2021	108,941
100,000	Bank of America Corp., Series L, MTN	2.250	04/21/2020	100,037
200,000	Bank of Montreal, MTN (Canada)	1.450	04/09/2018	200,076
200,000	Bank of Montreal, MTN (Canada)	1.800	07/31/2018	200,435
125,000	Bank of New York Mellon Corp. (The), MTN	2.300	09/11/2019	126,230
100,000	Bank of New York Mellon Corp. (The), Series G	2.200	05/15/2019	100,739
200,000	Bank of Nova Scotia (The) (Canada)	1.450	04/25/2018	200,073
200,000	Bank of Nova Scotia (The) (Canada)	1.700	06/11/2018	200,223
200,000	Barclays PLC (United Kingdom)	2.750	11/08/2019	202,094
100,000	BB&T Corp., MTN	2.625	06/29/2020	101,599
100,000	BNP Paribas SA, BKNT, GMTN (France)	5.000	01/15/2021	108,712
98,000	BNP Paribas SA, MTN (France)	2.450	03/17/2019	98,818
120,000	Capital One Financial Corp.	2.450	04/24/2019	120,765
100,000	Citigroup, Inc.	2.550	04/08/2019	101,006
120,000	Citigroup, Inc.	8.500	05/22/2019	135,164
100,000	Citigroup, Inc.	2.500	07/29/2019	100,966
61,000	Citigroup, Inc.	5.375	08/09/2020	66,867
100,000	Citigroup, Inc.	2.650	10/26/2020	100,928
100,000	Citigroup, Inc.	2.700	03/30/2021	100,704
100,000	Credit Suisse AG (Switzerland)	6.000	02/15/2018	103,183
100,000	Deutsche Bank AG (Germany)	6.000	09/01/2017	101,412
100,000	Fifth Third Bancorp	2.875	07/27/2020	102,023
100,000	Fifth Third Bancorp	3.500	03/15/2022	103,741
100,000	Goldman Sachs Group, Inc. (The)	2.625	01/31/2019	101,204
100,000	Goldman Sachs Group, Inc. (The)	2.750	09/15/2020	101,101
100,000	Goldman Sachs Group, Inc. (The)	2.875	02/25/2021	101,253
100,000	Goldman Sachs Group, Inc. (The)	2.625	04/25/2021	100,183
100,000	Goldman Sachs Group, Inc. (The)	5.250	07/27/2021	110,108
100,000	Goldman Sachs Group, Inc. (The)	5.750	01/24/2022	112,940
100,000	Goldman Sachs Group, Inc. (The), GMTN	5.375	03/15/2020	108,339
100,000	Goldman Sachs Group, Inc. (The), Series D, MTN	6.000	06/15/2020	110,901
200,000	HSBC Holdings PLC (United Kingdom)	3.400	03/08/2021	205,542
200,000	HSBC Holdings PLC (United Kingdom)	2.650	01/05/2022	199,188
200,000	HSBC USA, Inc.	2.250	06/23/2019	200,942
100,000	Huntington Bancshares, Inc.	2.300	01/14/2022	98,240
120,000	JPMorgan Chase & Co.	6.300	04/23/2019	129,932
100,000	JPMorgan Chase & Co.	4.400	07/22/2020	106,628
100,000	JPMorgan Chase & Co.	4.250	10/15/2020	106,474
100,000	JPMorgan Chase & Co.	4.350	08/15/2021	107,343
100,000	JPMorgan Chase & Co.	4.500	01/24/2022	108,228
100,000	JPMorgan Chase & Co., GMTN	2.295	08/15/2021	99,420
100,000	KeyCorp, MTN	2.900	09/15/2020	101,880
100,000	Morgan Stanley	2.650	01/27/2020	101,380
100,000	Morgan Stanley	2.800	06/16/2020	101,599
100,000	Morgan Stanley	5.750	01/25/2021	111,340
50,000	Morgan Stanley, GMTN	6.625	04/01/2018	52,210
100,000	Morgan Stanley, GMTN	5.500	01/26/2020	108,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Banks (continued)
$100,000	Morgan Stanley, GMTN	5.500%	07/28/2021	$111,435
100,000	Morgan Stanley, MTN	2.625	11/17/2021	99,847
100,000	Northern Trust Corp.	3.375	08/23/2021	104,281
200,000	Royal Bank of Canada, GMTN (Canada)	1.800	07/30/2018	200,416
100,000	Royal Bank of Canada, Series CB8 (Canada)	1.200	09/19/2017	99,994
100,000	Santander Holdings USA, Inc.	3.450	08/27/2018	101,624
200,000	Santander UK PLC (United Kingdom)	1.650	09/29/2017	200,275
100,000	State Street Corp.	4.375	03/07/2021	107,416
200,000	Sumitomo Mitsui Banking Corp., GMTN (Japan)	1.350	07/11/2017	200,042
100,000	Toronto-Dominion Bank (The), GMTN (Canada)	1.750	07/23/2018	100,202
100,000	Toronto-Dominion Bank (The), BKNT, GMTN (Canada)	2.125	07/02/2019	100,609
200,000	Wachovia Corp., MTN	5.750	02/01/2018	206,014
200,000	Wells Fargo & Co., GMTN	1.500	01/16/2018	199,937
100,000	Wells Fargo & Co., MTN	1.150	06/02/2017	99,991
200,000	Wells Fargo & Co., MTN	1.400	09/08/2017	199,952

				8,641,143

	Beverages—3.4%
75,000	Anheuser-Busch Cos. LLC (Belgium)	5.500	01/15/2018	77,137
100,000	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.650	02/01/2021	101,316
120,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	7.750	01/15/2019	131,708
100,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium)	6.875	11/15/2019	111,858
100,000	Coca-Cola Co. (The)	1.875	10/27/2020	100,242
100,000	Coca-Cola European Partners US LLC (United Kingdom)	3.500	09/15/2020	103,557
100,000	Diageo Capital PLC (United Kingdom)	5.750	10/23/2017	102,085
100,000	PepsiCo, Inc.	3.000	08/25/2021	103,592
100,000	PepsiCo, Inc.	2.750	03/05/2022	102,403

				933,898

	Biotechnology—1.1%
100,000	Amgen, Inc.	5.700	02/01/2019	106,621
100,000	Biogen, Inc.	2.900	09/15/2020	102,127
100,000	Gilead Sciences, Inc.	2.550	09/01/2020	101,362

				310,110

	Building Materials—0.4%
100,000	Masco Corp.	7.125	03/15/2020	113,300

	Chemicals—1.5%
100,000	Dow Chemical Co. (The)	4.250	11/15/2020	106,165
100,000	E.I. du Pont de Nemours & Co.	5.750	03/15/2019	107,060
100,000	Monsanto Co.	2.125	07/15/2019	100,278
100,000	Sherwin-Williams Co. (The)	1.350	12/15/2017	100,009

				413,512

	Computers—2.1%
150,000	Apple, Inc.	0.900	05/12/2017	149,999
100,000	Apple, Inc.	2.100	05/06/2019	101,078
100,000	International Business Machines Corp.	7.625	10/15/2018	108,589
100,000	International Business Machines Corp.	8.375	11/01/2019	116,027
100,000	NetApp, Inc.	3.375	06/15/2021	102,219

				577,912

	Cosmetics/Personal Care—0.4%
100,000	Procter & Gamble Co. (The)	1.900	11/01/2019	100,849

	Diversified Financial Services—4.0%
100,000	American Express Co.	8.125	05/20/2019	112,252
100,000	American Express Credit Corp., GMTN	2.250	08/15/2019	100,781
100,000	American Express Credit Corp., MTN	1.125	06/05/2017	99,986
100,000	American Express Credit Corp., MTN	1.800	07/31/2018	100,131

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

67

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Diversified Financial Services (continued)
$100,000	Bear Stearns Cos. LLC (The)	6.400%	10/02/2017	$102,083
100,000	International Lease Finance Corp.	4.625	04/15/2021	106,502
100,000	Jefferies Group LLC	5.125	04/13/2018	103,025
60,000	Jefferies Group LLC	8.500	07/15/2019	67,742
200,000	Synchrony Financial	3.000	08/15/2019	203,093
100,000	Synchrony Financial	2.700	02/03/2020	100,704

				1,096,299

	Electric—2.3%
100,000	Duke Energy Corp.	1.625	08/15/2017	100,082
120,000	Entergy Texas, Inc.	7.125	02/01/2019	130,156
100,000	Exelon Generation Co. LLC	5.200	10/01/2019	106,894
100,000	Southern Co. (The)	2.750	06/15/2020	100,951
100,000	Southern Co. (The)	2.350	07/01/2021	98,769
100,000	Xcel Energy, Inc.	4.700	05/15/2020	106,211

				643,063

	Electrical Components & Equipment—0.8%
100,000	Emerson Electric Co.	4.875	10/15/2019	107,317
100,000	Emerson Electric Co.	2.625	12/01/2021	101,656

				208,973

	Electronics—0.4%
100,000	Honeywell International, Inc.	4.250	03/01/2021	108,050

	Environmental Control—0.4%
100,000	Republic Services, Inc.	3.800	05/15/2018	102,044

	Food—1.1%
100,000	General Mills, Inc.	2.200	10/21/2019	100,485
100,000	Kraft Heinz Foods Co.	6.125	08/23/2018	105,452
100,000	Kroger Co. (The)	3.300	01/15/2021	103,012

				308,949

	Healthcare-Products—1.9%
100,000	Abbott Laboratories	2.000	03/15/2020	100,005
99,000	Danaher Corp.	2.400	09/15/2020	100,428
100,000	Life Technologies Corp.	6.000	03/01/2020	109,669
100,000	Medtronic, Inc.	2.500	03/15/2020	101,866
100,000	Stryker Corp.	1.300	04/01/2018	99,851

				511,819

	Healthcare-Services—2.2%
100,000	Aetna, Inc.	1.700	06/07/2018	100,050
50,000	Anthem, Inc.	1.875	01/15/2018	50,051
100,000	HCA, Inc.	3.750	03/15/2019	102,375
100,000	HCA, Inc.	6.500	02/15/2020	110,006
100,000	Laboratory Corp. of America Holdings	2.200	08/23/2017	100,239
100,000	UnitedHealth Group, Inc.	6.000	02/15/2018	103,514
50,000	UnitedHealth Group, Inc.	2.700	07/15/2020	51,150

				617,385

	Household Products/Wares—0.4%
100,000	Kimberly-Clark Corp.	7.500	11/01/2018	108,696

	Insurance—2.3%
100,000	American International Group, Inc.	6.400	12/15/2020	113,336
98,000	Berkshire Hathaway Finance Corp.	1.450	03/07/2018	98,134
100,000	Berkshire Hathaway Finance Corp.	4.250	01/15/2021	107,969
100,000	Berkshire Hathaway, Inc.	3.400	01/31/2022	105,112
100,000	MetLife, Inc.	4.750	02/08/2021	109,220
100,000	Prudential Financial, Inc., MTN	4.500	11/15/2020	107,858

				641,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Internet—1.1%
$100,000	eBay, Inc.	2.200%	08/01/2019	$100,451
100,000	eBay, Inc.	3.250	10/15/2020	103,229
100,000	eBay, Inc.	3.800	03/09/2022	104,609

				308,289

	Investment Companies—0.4%
100,000	Ares Capital Corp.	4.875	11/30/2018	103,436

	Lodging—0.4%
100,000	Marriott International, Inc.	3.000	03/01/2019	101,825

	Machinery-Construction & Mining—0.4%
100,000	Caterpillar Financial Services Corp., MTN	2.000	03/05/2020	99,963

	Machinery-Diversified—1.1%
100,000	Deere & Co.	4.375	10/16/2019	105,912
100,000	John Deere Capital Corp., MTN	1.125	06/12/2017	100,001
100,000	John Deere Capital Corp., MTN	2.750	03/15/2022	101,549

				307,462

	Media—3.1%
100,000	CBS Corp.	5.750	04/15/2020	109,796
100,000	CBS Corp.	3.375	03/01/2022	102,907
50,000	Comcast Cable Communications LLC	8.875	05/01/2017	50,000
100,000	Comcast Corp.	6.300	11/15/2017	102,603
100,000	Comcast Corp.	5.700	07/01/2019	108,240
100,000	NBCUniversal Media LLC	5.150	04/30/2020	109,282
100,000	Scripps Networks Interactive, Inc.	2.800	06/15/2020	101,154
50,000	Time Warner Cable LLC	8.250	04/01/2019	55,552
100,000	Walt Disney Co. (The), GMTN	1.850	05/30/2019	100,532

				840,066

	Metal Fabricate/Hardware—0.5%
150,000	Precision Castparts Corp.	1.250	01/15/2018	149,883

	Mining—0.8%
100,000	Newmont Mining Corp.	5.125	10/01/2019	106,837
100,000	Newmont Mining Corp.	3.500	03/15/2022	103,470

				210,307

	Miscellaneous Manufacturing—1.9%
100,000	3M Co., GMTN	2.000	08/07/2020	100,787
100,000	General Electric Co., GMTN	5.625	05/01/2018	104,134
100,000	General Electric Co., GMTN	6.000	08/07/2019	109,536
100,000	General Electric Co., GMTN	5.500	01/08/2020	109,695
100,000	General Electric Co., GMTN	4.625	01/07/2021	109,090

				533,242

	Office/Business Equipment—0.7%
100,000	Pitney Bowes, Inc.	3.375	10/01/2021	98,676
100,000	Xerox Corp.	6.350	05/15/2018	104,298

				202,974

	Oil & Gas—6.2%
100,000	BP Capital Markets PLC (United Kingdom)	1.375	11/06/2017	99,991
100,000	BP Capital Markets PLC (United Kingdom)	4.742	03/11/2021	109,122
100,000	BP Capital Markets PLC (United Kingdom)	3.561	11/01/2021	104,660
100,000	BP Capital Markets PLC (United Kingdom)	3.062	03/17/2022	102,464
100,000	Canadian Natural Resources Ltd. (Canada)	1.750	01/15/2018	99,998
100,000	Chevron Corp.	1.718	06/24/2018	100,351
47,000	Chevron Corp.	2.427	06/24/2020	47,671
50,000	ConocoPhillips	5.750	02/01/2019	53,384

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

69

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Oil & Gas (continued)
$100,000	EOG Resources, Inc.	2.450%	04/01/2020	$100,826
150,000	Exxon Mobil Corp.	1.819	03/15/2019	150,812
100,000	Marathon Oil Corp.	2.700	06/01/2020	99,799
100,000	Marathon Petroleum Corp.	5.125	03/01/2021	108,586
100,000	Noble Energy, Inc.	4.150	12/15/2021	105,789
100,000	Petro-Canada (Canada)	6.050	05/15/2018	104,316
100,000	Shell International Finance BV (Netherlands)	1.900	08/10/2018	100,508
100,000	Shell International Finance BV (Netherlands)	1.875	05/10/2021	98,475
100,000	Total Capital SA (France)	4.125	01/28/2021	106,257

				1,693,009

	Oil & Gas Services—0.4%
100,000	Baker Hughes, Inc.	7.500	11/15/2018	108,140

	Pharmaceuticals—4.6%
100,000	AbbVie, Inc.	1.800	05/14/2018	100,167
100,000	AbbVie, Inc.	2.500	05/14/2020	100,940
100,000	AbbVie, Inc.	2.300	05/14/2021	99,426
100,000	Actavis Funding SCS	3.450	03/15/2022	102,910
100,000	AstraZeneca PLC (United Kingdom)	2.375	11/16/2020	100,759
100,000	Cardinal Health, Inc.	1.950	06/15/2018	100,245
100,000	Johnson & Johnson	5.150	07/15/2018	104,559
100,000	Johnson & Johnson	1.875	12/05/2019	100,536
100,000	Novartis Securities Investment Ltd. (Switzerland)	5.125	02/10/2019	105,952
150,000	Pfizer, Inc.	1.100	05/15/2017	150,006
100,000	Sanofi (France)	4.000	03/29/2021	106,562
100,000	Shire Acquisitions Investments Ireland DAC	2.400	09/23/2021	98,873

				1,270,935

	Pipelines—2.4%
100,000	Enbridge Energy Partners LP	4.375	10/15/2020	105,539
100,000	Energy Transfer Partners LP	4.650	06/01/2021	105,988
100,000	Enterprise Products Operating LLC	5.200	09/01/2020	109,267
100,000	Kinder Morgan Energy Partners LP	5.950	02/15/2018	103,166
100,000	Kinder Morgan, Inc.	2.000	12/01/2017	100,153
100,000	Kinder Morgan, Inc.	3.050	12/01/2019	102,064
20,000	Spectra Energy Capital LLC	8.000	10/01/2019	22,451

				648,628

	REITs—1.7%
100,000	American Tower Corp.	3.450	09/15/2021	102,571
50,000	Boston Properties LP	5.875	10/15/2019	54,041
100,000	Simon Property Group LP	2.150	09/15/2017	100,108
100,000	Welltower, Inc.	4.125	04/01/2019	103,494
100,000	Weyerhaeuser Co.	7.375	10/01/2019	111,793

				472,007

	Retail—3.3%
100,000	AutoZone, Inc.	4.000	11/15/2020	105,120
100,000	Best Buy Co., Inc.	5.000	08/01/2018	103,797
100,000	Costco Wholesale Corp.	1.125	12/15/2017	99,913
100,000	CVS Health Corp.	2.250	12/05/2018	100,763
100,000	Home Depot, Inc. (The)	4.400	04/01/2021	108,480
100,000	Lowe’s Cos., Inc.	3.750	04/15/2021	105,871
100,000	McDonald’s Corp., MTN	2.750	12/09/2020	101,886
85,000	Target Corp.	3.875	07/15/2020	90,090
100,000	Wal-Mart Stores, Inc.	1.125	04/11/2018	99,880

				915,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Semiconductors—1.5%
$100,000	Intel Corp.	1.350%	12/15/2017	$100,068
100,000	Intel Corp.	2.450	07/29/2020	102,076
200,000	KLA-Tencor Corp.	4.125	11/01/2021	211,788

				413,932

	Software—1.5%
100,000	Fidelity National Information Services, Inc.	3.625	10/15/2020	104,311
100,000	Microsoft Corp.	3.000	10/01/2020	103,996
100,000	Microsoft Corp.	2.000	11/03/2020	100,526
100,000	Oracle Corp.	5.000	07/08/2019	107,142

				415,975

	Telecommunications—4.8%
100,000	AT&T, Inc.	1.400	12/01/2017	99,906
100,000	AT&T, Inc.	5.500	02/01/2018	102,831
100,000	AT&T, Inc.	2.375	11/27/2018	100,697
130,000	AT&T, Inc.	5.800	02/15/2019	138,520
100,000	AT&T, Inc.	3.000	02/15/2022	100,628
100,000	Cisco Systems, Inc.	4.950	02/15/2019	105,998
100,000	Cisco Systems, Inc.	4.450	01/15/2020	107,021
100,000	Cisco Systems, Inc.	2.200	02/28/2021	100,584
100,000	Qwest Corp.	6.750	12/01/2021	111,219
125,000	Rogers Communications, Inc. (Canada)	6.800	08/15/2018	132,900
100,000	Telefonica Emisiones SAU (Spain)	5.877	07/15/2019	108,028
100,000	Verizon Communications, Inc.	1.100	11/01/2017	99,979

				1,308,311

	Transportation—0.8%
100,000	Norfolk Southern Corp.	5.750	04/01/2018	103,774
100,000	United Parcel Service, Inc.	3.125	01/15/2021	103,716

				207,490

	Total Corporate Bonds (Cost $27,162,814)			27,195,663

Number of Shares
	Money Market Fund—1.3%
367,231	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(a) (Cost $367,231)			367,231

	Total Investments (Cost $27,530,045)—100.4%			27,562,894
	Other assets less liabilities—(0.4)%			(106,311)

	Net Assets—100.0%			$27,456,583

Investment Abbreviations:

BKNT—Bank Note

GMTN—Global Medium-Term Note

MTN—Medium-Term Note

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

April 30, 2017

(Unaudited)

Portfolio Composition
State and Territory Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
California	20.1
Florida	4.5
Illinois	5.1
Massachusetts	5.2
New York	22.0
Pennsylvania	3.9
Texas	6.1
Other States and Territories Less Than 3% Each	31.7
Other Assets Less Liabilities	1.4

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.6%
	Ad Valorem Property Tax—10.2%
$1,500,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000%	02/15/2038	$1,504,035
2,000,000	California State Various Purpose Ser. 09	5.500	11/01/2039	2,198,540
4,380,000	California State Various Purpose Ser. 09	6.000	11/01/2039	4,910,068
12,050,000	California State Various Purpose Ser. 10	5.500	03/01/2040	13,396,587
600,000	Centinela Valley California Union High School District (Election 2010) Ser. 12B AGM	5.000	08/01/2050	699,726
1,000,000	Chicago Illinois Ser. 17A	6.000	01/01/2038	1,047,740
20,000,000	City of Jasper Alabama Ser. 14 BAM	5.000	03/01/2044	22,066,200
3,340,000	City of New York Ser. 11A-1	5.000	08/01/2032	3,767,019
1,080,000	City of New York Sub.-Ser. 09J-1	5.000	05/15/2036	1,161,486
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/2033	1,561,500
4,000,000	Honolulu City & County Hawaii Ser. 15A	5.000	10/01/2039	4,572,360
10,000,000	Jurupa California Unified School District Ser. 17B	4.000	08/01/2041	10,374,900
2,250,000	Klein Texas Independent School District (Schoolhouse) Ser. 17 PSF-GTD	4.000	08/01/2046	2,345,445
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/2035	2,184,120
1,650,000	Las Vegas Valley Nevada Water District Ser. 12B	5.000	06/01/2042	1,846,861
1,610,000	Los Angeles Unified School District (Election 2008) Ser. 16A	5.000	07/01/2040	1,838,073
4,210,000	Massachusetts State (Consolidated Loan) Ser. 17A	5.000	04/01/2042	4,865,455
4,000,000	Massachusetts State Ref. Ser. 15A	5.000	07/01/2036	4,594,760
7,150,000	Massachusetts State Ser. 16A	5.000	03/01/2041	8,028,306
5,000,000	Massachusetts State Ser. 16A	5.000	03/01/2046	5,610,900
3,500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	4,010,265
10,000,000	Oxnard California School District (Election 2016) Ser. 17A BAM	5.000	08/01/2045	11,384,700
1,000,000	Prosper Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	02/15/2047	1,147,480
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/2031	524,445
9,150,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 12A AGM	5.000	07/01/2035	9,582,155
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/2035	931,688
2,045,000	Rockwall Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000	02/15/2046	2,316,740
2,500,000	Santa Ana California Unified School District (Election 2008) Ser. 08A	5.125	08/01/2033	2,625,600
2,000,000	Spring Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2042	2,290,900
3,280,000	Texas State (Transportation Commission) Ref. Ser. 14A	5.000	10/01/2044	3,725,358
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC(a)	5.000	08/01/2019	2,723,875
1,340,000	Washington State Motor Vehicle Tax (Senior 520 Corridor Program Toll) Ser. 11C	5.000	06/01/2041	1,496,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Ad Valorem Property Tax (continued)
$3,000,000	Ysleta Texas Independent School District (School Building) Ser. 16 PSF-GTD	5.000%	08/15/2045	$3,423,480
2,500,000	Ysleta Texas Independent School District (School Building) Ser. 17 PSF-GTD	5.000	08/15/2047	2,857,950

				147,614,907

	Auto Parking Revenue—0.5%
2,000,000	Miami Beach Florida Parking Rev. Ser. 15	5.000	09/01/2045	2,179,060
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2035	2,165,860
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/2039	2,707,325

				7,052,245

	College & University Revenue—9.6%
5,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	5,380,250
2,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2046	2,292,580
3,000,000	California State Educational Facilities Auth. (Pepperdine University) Rev. Ref. Ser. 16	5.000	10/01/2049	3,429,450
1,750,000	California State Municipal Financing Auth. (University of La Verne) Rev. Ref. Ser. 17A	5.000	06/01/2043	1,960,437
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2038	2,908,375
2,500,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2042	2,894,375
11,310,000	California State University Systemwide Rev. Ref. Ser. 17A	5.000	11/01/2047	13,031,156
65,000	California State University Systemwide Rev. Ser. 08A AGM	5.000	11/01/2039	67,582
1,105,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC(a)	5.000	06/15/2020	1,231,545
3,140,000	Georgia State Higher Education Facilities Auth. (USG Real Estate III) Rev. Ser. 10A AGC	5.000	06/15/2038	3,421,218
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Ragin’ Cajun Facilities (Housing & Parking Project) Rev. Ser. 10 AGM(a)	5.500	10/01/2020	1,141,860
2,000,000	Louisiana State Local Government Environmental Facilities & Community Development Auth. (LCTCS ACT 360 Project) Ser. 14	5.000	10/01/2039	2,232,000
875,000	Massachusetts State Development Finance Agency (Boston University) Rev. Ser. 13X	5.000	10/01/2048	972,265
1,250,000	Massachusetts State Development Finance Agency (Massachusetts Institute of Technology) Rev. Ser. 09O(a)	6.000	07/01/2018	1,325,087
4,500,000	Massachusetts State Development Financing Agency (Boston University) Rev. Ser. 16BB1	5.000	10/01/2046	5,076,360
1,250,000	New Hope Cultural Education Facilities Finance Corp. Texas Student Housing (A&M University Project) Rev. Ser. 14A AGM	5.000	04/01/2046	1,338,975
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	2,646,080
500,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 16A-2	5.000	10/01/2046	579,055
3,060,000	New York State Dormitory Auth. Non State Supported Debt (Cornell University) Rev. Ser. 10A	5.000	07/01/2035	3,392,836
250,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(a)	5.000	07/01/2018	262,070
3,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	3,351,300
3,235,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2040	3,569,984
3,500,000	New York State Dormitory Auth. Non State Supported Debt (New School) Rev. Ref. Ser. 15A	5.000	07/01/2045	3,878,140
2,350,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,704,944
1,200,000	New York State Dormitory Auth. Non State Supported Debt (New York University) Rev. Ser. 12A	5.000	07/01/2037	1,358,436
6,325,000	New York State Dormitory Auth. Non State Supported Debt (State University of New York Dormitory Facilities) Rev. Ref. Ser. 15B	5.000	07/01/2045	7,137,952
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,113,470
750,000	New York State Dormitory Auth. Non State Supported Debt Rev. Ref. Ser. 16A	5.000	07/01/2041	849,555
3,000,000	North Carolina State Capital Facilities Financing Agency (Duke University) Rev. Ref. Ser. 15	5.000	10/01/2055	3,384,150
6,100,000	Ohio State University Ser.14A	5.000	12/01/2039	6,953,756
2,000,000	Pennsylvania State Higher Educational Facilities Auth. (Trustees University of Pennsylvania) Rev. Ser. 17A	5.000	08/15/2046	2,297,000
2,710,000	Pennsylvania State University Ser. 10	5.000	03/01/2040	2,955,445
1,950,000	Philadelphia Pennsylvania Auth. For Industrial Development (Thomas Jefferson University) Rev. Ref. Ser. 17A	5.000	09/01/2042	2,148,959
5,000,000	Public Finance Auth. Wisconsin Lease Development (Central District Development Project) Rev. Ser. 16	5.000	03/01/2041	5,557,850

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	College & University Revenue (continued)
$2,000,000	Rhode Island State Health & Educational Building Corp. Higher Education Facility (Providence College) Rev. Ser. 17	5.000%	11/01/2047	$2,211,880
9,500,000	University of California Rev. Ref. Ser. 16AR	5.000	05/15/2046	10,858,025
2,000,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2042	2,322,480
3,100,000	University of Michigan Ref. Ser. 17A	5.000	04/01/2047	3,585,491
7,515,000	University of Oregon General Rev. Ser. 15A	5.000	04/01/2045	8,460,688
7,370,000	University of Vermont & State Agricultural College Ser. 09	5.125	10/01/2039	7,925,108

				138,208,169

	Electric Power Revenue—3.9%
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2041	2,215,780
2,000,000	American Municipal Power Ohio Inc. (Greenup Hydroelectric Project) Rev. Ser. 16A	5.000	02/15/2046	2,207,840
3,500,000	Grand River Oklahoma Dam Auth. Rev. Ser. 14A	5.000	06/01/2039	3,917,970
1,150,000	Guam Power Auth. Rev. Ser. 10A AGM	5.000	10/01/2037	1,258,640
9,835,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	10,987,662
2,500,000	Imperial California Irrigation District Electric Rev. Ser. 16B-1	5.000	11/01/2046	2,851,000
200,000	Kentucky State Municipal Power Agency Power System (Prairie State Project) Rev. Ser. 07A NATL(a)	5.000	09/01/2017	202,840
700,000	Kentucky State Municipal Power Agency Power System (Prairie State Project) Rev. Ser. 07A NATL(a)	5.000	09/01/2017	709,940
2,500,000	Long Island Power Auth. New York Auth. Ref. Ser. 14A	5.000	09/01/2039	2,776,700
4,200,000	Long Island Power Auth. New York Electric Systems General Rev. Ser. 11A AGM	5.000	05/01/2036	4,657,422
2,500,000	Los Angeles California Department of Water & Power Rev. Ref. Ser. 15A	5.000	07/01/2035	2,866,225
1,900,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 12A	5.000	05/15/2039	2,083,255
1,000,000	Lower Colorado River Texas Auth. Rev. Ref. Ser. 13	5.000	05/15/2039	1,106,930
500,000	Lower Colorado River Texas Auth. Transmission Contract Ref. Ser. 15	5.000	05/15/2040	558,140
2,050,000	Municipal Energy Agency of Nebraska Ref. Ser. 09A BHAC(a)	5.375	04/01/2019	2,219,330
1,000,000	Snohomish County Washington Public Utility District No. 1 Electric System Rev. Ser. 15	5.000	12/01/2040	1,130,240
3,000,000	Springfield Illinois Electric (Senior Lien) Rev. Ref. Ser. 15 AGM	5.000	03/01/2040	3,306,120
10,000,000	Utility Debt Securitization Auth. New York Restructuring Bonds Ref. Ser. 15	5.000	12/15/2033	11,751,400

				56,807,434

	Fuel Sales Tax Revenue—0.7%
3,250,000	Connecticut State Special Tax Obligation (Transportation Infrastructure) Rev. Ser. 14A	5.000	09/01/2034	3,702,887
2,000,000	Kansas State Department of Transportation Highway Rev. Ser. 15	5.000	09/01/2035	2,323,620
3,000,000	Massachusetts State Transportation Fund (Rail Enhancement Program) Rev. Ser. 15A	5.000	06/01/2045	3,423,510

				9,450,017

	General Fund—1.7%
1,000,000	California State Ref. Ser. 17	4.000	08/01/2038	1,036,000
3,000,000	California State Ser. 16	5.000	09/01/2046	3,422,550
7,975,000	California State Various Purpose Ser. 09	6.500	04/01/2033	8,807,989
5,000,000	California State Various Purpose Ser. 09	6.000	04/01/2038	5,474,700
5,000,000	Washington State Ser. 17D	5.000	02/01/2038	5,794,450

				24,535,689

	Health, Hospital, Nursing Home Revenue—10.2%
650,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities (Children’s Hospital) Rev. Ser. 09 AGC(a)	6.000	06/01/2019	716,007
1,000,000	California State Health Facilities Financing Auth. (Cedars Sinai Medical Center) Rev. Ref. Ser. 16B	5.000	08/15/2035	1,148,920
500,000	California State Health Facilities Financing Auth. (Children’s Hospital Los Angeles) Rev. Ser. 10A AGM	5.250	07/01/2038	536,945
3,000,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	4.000	02/01/2042	3,011,910
2,250,000	California State Health Facilities Financing Auth. (El Camino Hospital) Rev. Ser. 17	5.000	02/01/2042	2,499,322
3,500,000	California State Health Facilities Financing Auth. (Kaiser Permanente) Rev. Sub.-Ser. 17A-2	5.000	11/01/2047	4,335,100
2,615,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 11D	5.000	08/15/2035	2,941,012
8,000,000	California State Health Facilities Financing Auth. (Sutter Health) Rev. Ref. Ser. 16B	5.000	11/15/2046	8,952,880
4,000,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	4.000	02/01/2042	4,015,880
1,715,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2042	1,893,171
2,500,000	California State Municipal Financing Auth. (Community Medical Centers) Ref. Ser. 17A	5.000	02/01/2047	2,748,925
1,000,000	California State Municipal Financing Auth. (Northbay Healthcare Group) Rev. Ser. 17A	5.250	11/01/2041	1,103,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$720,000	California Statewide Communities Development Auth. (Adventist Remarketed 05/23/08) Rev. Ser. 07B AGC(a)	5.000%	05/23/2018	$750,449
1,000,000	California Statewide Communities Development Auth. (Catholic Healthcare West) Rev. Ser. 07K AGC(a)	5.500	07/01/2017	1,008,060
905,000	California Statewide Communities Development Auth. (John Muir Health) Rev. Ref. Ser. 16A	4.000	08/15/2046	908,448
5,000,000	Christian County Kentucky Hospital (Hospital-Jennie Stuart Medical Center) Rev. Ser. 06 AGC(a)	5.500	02/01/2018	5,175,900
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Certificates Rev. Sub.-Ser. 05B AMBAC	5.500	04/01/2037	2,722,775
1,570,000	District of Columbia Hospital (Children’s Hospital Obligation Group) Rev. Ser. 08 AGC(a)	5.250	07/15/2018	1,651,923
2,000,000	Gainesville & Hall County Georgia Hospital Auth. (Northeast Georgia Health System, Inc. Project) Ref. Ser. 17B	5.500	02/15/2042	2,373,040
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/2041	3,199,110
1,250,000	Hamilton County Ohio Health Care & Improvement (Life Enriching Communities Project) Rev. Ref. Ser. 16	5.000	01/01/2046	1,298,037
4,400,000	Hamilton County Ohio Health Care Facilities (Christ Hospital Project) Rev. Ser. 12 AGM	5.000	06/01/2042	4,829,968
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility (TECO Project) Rev. Ser. 08 AGC	5.125	11/15/2037	4,011,736
2,000,000	Hawaii State Department of Budget and Finance Special Purpose (Queens Health Systems) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,255,540
1,000,000	Illinois Finance Auth. (Carle Foundation) Rev. Ser. 11A AGM	6.000	08/15/2041	1,136,910
1,000,000	Illinois Finance Auth. (Southern Illinois Healthcare) Rev. Ser. 05 AGM	5.250	03/01/2030	1,078,570
1,700,000	Indiana Health & Educational Facilities Finance Auth. (St. Francis) Rev. Ref. Ser. 06E AGM(a)	5.250	05/01/2018	1,774,358
3,000,000	Indiana State Health & Educational Facilities Financing Auth. (Acension Senior Credit Group Ser. 2006B-7 Remarketed 11/3/16) Rev. Ref. Ser. 06	5.000	11/15/2046	3,352,170
1,050,000	Lakeland Florida Hospital Systems (Lakeland Regional Health) Rev. Ser. 15	5.000	11/15/2040	1,137,717
1,500,000	Lancaster County Pennsylvania Hospital Auth. (University of Pennsylvania Health System) Ref. Ser. 16	5.000	08/15/2046	1,668,360
2,500,000	Maine Health & Higher Educational Facilities Auth. (Eastern Main Healthcare System) Rev. Ser. 16A	5.000	07/01/2041	2,551,475
1,500,000	Maine Health & Higher Educational Facilities Auth. (Eastern Main Healthcare System) Rev. Ser. 16A	5.000	07/01/2046	1,524,180
6,750,000	Massachusetts State Development Finance Agency (Dana-Farber Cancer Institute) Rev. Ser. 16N	5.000	12/01/2046	7,481,632
6,595,000	Medford Oregon Hospital Facilities Auth. (Asanthe Health System) Rev. Ref. Ser. 10 AGM	5.500	08/15/2028	7,272,504
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2041	2,109,180
1,200,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/2045	1,263,996
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2035	2,253,680
3,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2040	3,345,420
2,750,000	Metropolitan Government Nashville & Davidson County Health & Educational Faculties Board (Vanderbilt University Medical Center) Ser. 16A	5.000	07/01/2046	3,043,893
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc.—Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2046	1,093,790
1,000,000	New Hope Cultural Education Facilities Finance Corp. Texas Senior Living (Cardinal Bay Inc.—Village on the Park Carriage Inn Project) Rev. Ser. 16A-1	5.000	07/01/2051	1,091,260
500,000	New Jersey Health Care Facilities Financing Auth. (Barnabas Health) Rev. Ref. Ser. 11A(a)	5.625	07/01/2021	586,255
1,000,000	New Jersey Health Care Facilities Financing Auth. (Princeton Healthcare System) Rev. Ref. Ser. 16A	5.000	07/01/2039	1,106,870
3,000,000	New Jersey Health Care Facilities Financing Auth. (University Hospital) Rev. Ser. 15A AGM	5.000	07/01/2046	3,246,390
10,000,000	New Jersey Health Care Facilities Financing Auth. (Virtua Health) Rev. Ser. 09 AGC	5.500	07/01/2038	10,774,300
2,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	2,825,675
1,000,000	Ohio State Higher Educational Facilities Community (Summa Health System 2010 Project) Rev. Ser. 10 AGM	5.250	11/15/2035	1,080,190
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities (Bethesda Healthcare System, Inc. Project) Rev. Ser. 10A AGM	5.250	07/01/2040	2,682,375
985,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ref. Ser. 05B AGM	5.000	07/01/2038	1,048,198
15,000	Roanoke Virginia Industrial Development Auth. Hospital (Carilion Health System-Remarketed) Rev. Ser. 05B AGM(a)	5.000	07/01/2020	16,775
4,350,000	South Carolina Jobs-Economic Development Auth. Hospital (Palmetto Health) Rev. Ref. Ser. 11A AGM	6.500	08/01/2039	5,067,663

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$1,000,000	South Fork Municipal Auth. Pennsylvania Hospital (Conemaugh Valley Memorial Hospital) Rev. Ser. 10B AGC(a)	5.375%	07/01/2020	$1,128,660
1,750,000	Tampa Florida Health System (BayCare Obligated Group) Rev. Ser. 16A	5.000	11/15/2046	1,952,038
750,000	Tarrant County Texas Cultural Education Facilities Finance Corp. Hospital (Baylor Scott & White Health Project) Rev. Ref. Ser. 16A	5.000	11/15/2045	835,973
2,050,000	Washington State Health Care Facilities Auth. (Multicare Health System Remarketed) Rev. Ser. 07B AGM	5.500	08/15/2038	2,135,711
850,000	Washington State Health Care Facilities Auth. (Providence Health) Rev. Ser. 06E AGM	5.250	10/01/2033	898,204
3,100,000	Wisconsin State Health & Educational Facilities Auth. (Ascension Health Credit Group) Rev. Ref. Ser. 16A	5.000	11/15/2039	3,478,324
1,500,000	Wisconsin State Health & Educational Facilities Auth. (Prohealth Care Obligated Group) Rev. Ref. Ser. 15	5.000	08/15/2039	1,647,765

				147,779,399

	Highway Tolls Revenue—7.6%
2,500,000	Bay Area California Auth. Toll Bridge Rev. Ser. 14S-6	5.000	10/01/2054	2,757,025
5,000,000	Bay Area California Auth. Toll Bridge Rev. Ser. 17F-1	4.000	04/01/2056	5,069,500
1,250,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2040	1,390,175
700,000	Central Texas Regional Mobility Auth. Rev. Ref. Ser. 16	5.000	01/01/2046	775,733
1,000,000	Delaware River Joint Pennsylvania Toll Bridge Commission Ser. 17	5.000	07/01/2042	1,138,450
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/2040	8,150,550
1,000,000	Harris County Texas (Senior Lien) Ref. Ser. 16A	5.000	08/15/2041	1,141,130
1,000,000	Harris County Texas (Senior Lien) Ref. Ser. 16A	5.000	08/15/2047	1,135,430
4,000,000	Illinois State Toll Highway Auth. Senior Ser. 16B	5.000	01/01/2041	4,477,200
6,000,000	New Jersey State Turnpike Auth. Ser. 17A	5.000	01/01/2034	6,903,060
8,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	8,967,040
4,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.250	01/01/2056	4,538,480
3,000,000	New York State Thruway Auth. Ref. Ser. 14	5.000	01/01/2032	3,432,810
1,500,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,740,195
525,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 15A	5.000	11/15/2040	597,156
4,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2041	4,598,920
3,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	3,438,990
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC(a)	5.500	01/01/2019	4,566,072
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC(a)	5.750	01/01/2019	4,314,040
2,500,000	North Texas Tollway Auth. Rev. Ref. Ser. 15B	5.000	01/01/2040	2,765,900
1,800,000	North Texas Tollway Auth. Rev. Ref. Ser. 16A	5.000	01/01/2039	2,030,580
5,000,000	Oklahoma State Turnpike Auth. Ser. 17A	5.000	01/01/2042	5,697,150
15,000,000	Pennsylvania State Turnpike Commission Rev. Ser. 14B	5.250	12/01/2039	16,768,050
8,800,000	Pennsylvania State Turnpike Commission Rev. Sub.-Ser. 12B AGM	5.000	12/01/2042	9,919,976
2,500,000	Texas State Transportation Commission Turnpike System Rev. Ref. Ser. 15C	5.000	08/15/2042	2,729,425

				109,043,037

	Hotel Occupancy Tax—0.9%
3,950,000	Harris County Houston Texas Sports Auth. (Senior Lien) Rev. Ref. Ser. 14A	5.000	11/15/2053	4,342,511
2,215,000	Miami-Dade County Florida Special Obligation Ref. Sub.-Ser. 12B	5.000	10/01/2037	2,439,889
2,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,265,720
3,000,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2045	3,396,180

				12,444,300

	Income Tax Revenue—2.6%
1,200,000	District of Columbia Income Tax Secured Rev. Ser. 11G	5.000	12/01/2036	1,366,068
4,150,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2011) Rev. Ser. 11D	5.000	02/01/2035	4,600,441
2,000,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser. 14A-1	5.000	08/01/2035	2,291,360
4,330,000	New York City Transitional Finance Auth. Future Tax Secured (Fiscal 2015) Rev. Sub.-Ser. 14B-1	5.000	08/01/2042	4,896,927
1,850,000	New York City Transitional Finance Auth. Future Tax Secured Rev. Sub.-Ser. 16B-1	4.000	08/01/2041	1,931,474
1,325,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,446,873
4,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	4,419,320
4,500,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	5,012,415
1,905,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 14E	5.000	02/15/2044	2,152,498

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Income Tax Revenue (continued)
$7,530,000	New York State Dormitory Auth. Personal Income Tax Rev. Ref. Ser. 15A	5.000%	03/15/2035	$8,619,516
1,000,000	New York State Urban Development Corp. State Personal Income Tax Rev. Ser. 13A-1	5.000	03/15/2043	1,110,470

				37,847,362

	Lease Revenue—2.0%
1,500,000	California State Public Works Board Lease Rev. Ser. 14B	5.000	10/01/2039	1,684,530
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC(a)	5.750	02/01/2019	541,785
2,250,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2039	2,538,765
1,000,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 15A	5.000	12/01/2044	1,122,590
11,400,000	Los Angeles County California Public Works Financing Auth. Lease Rev. Ser. 16D	5.000	12/01/2045	12,893,856
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC(a)	5.375	02/01/2019	537,990
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,069,720
2,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	2,156,420
4,000,000	Richmond Joint Powers Financing Auth. Lease (Civic Center Project) Rev. Ser. 09 AGC	5.750	08/01/2029	4,355,280
2,000,000	Sandy Spring Georgia Public Facilities Auth. (City Center Project) Rev. Ser. 15	5.000	05/01/2041	2,317,120

				29,218,056

	Local or GTD Housing—0.2%
2,440,000	New York State Dormitory Auth. Non State Supported Debt (North Shore Long Island Jewish Obligation Group) Rev. Ref. Ser. 15A	5.000	05/01/2036	2,727,993

	Lottery Revenue—0.6%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/2029	8,212,575

	Miscellaneous Revenue—3.9%
5,000,000	Alamo Texas Regional Mobility Auth. (Senior Lien) Ser. 16	5.000	06/15/2046	5,628,200
3,500,000	California State Various Purpose (Green Bonds) Ser. 14	5.000	10/01/2037	3,990,245
5,000,000	California State Various Purpose Ser. 14	5.000	10/01/2039	5,689,600
3,745,000	Connecticut State Ser. 17A	5.000	04/15/2035	4,224,135
2,500,000	Dallas Texas Civic Center & Improvement Rev. Ref. Ser. 09 AGC	5.250	08/15/2034	2,691,825
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/2035	2,193,986
535,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/2040	576,736
2,190,000	Kansas City Missouri Special Obligation & Improvement (Downtown Arena Project) Ref. Ser. 16E	5.000	04/01/2040	2,420,366
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2033	1,041,100
5,545,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2038	5,767,410
1,500,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub.-Ser. 08A-1 AGC	6.000	12/01/2042	1,560,165
2,000,000	Maryland State Stadium Auth. Baltimore City Public Schools Rev. Ser. 16	5.000	05/01/2041	2,268,080
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/2032	407,448
500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	543,190
3,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-1	5.000	07/15/2040	3,383,880
2,500,000	Newark New Jersey Housing Auth. Rev. (City-Secured Police Facilities) Rev. Ref. Ser. 16 AGM	5.000	12/01/2038	2,783,825
5,000,000	Oregon State (Article XI-G OHSU Project) Ser. 17H	5.000	08/01/2042	5,829,100
2,500,000	Oregon State (Article XI-Q State Project) Ser. 17A	5.000	05/01/2042	2,906,025
2,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 14C	5.000	12/01/2039	2,133,820

				56,039,136

	Miscellaneous Taxes—0.5%
2,000,000	Chicago Illinois Board of Education Dedicated Capital Improvement Ser. 17	6.000	04/01/2046	2,069,420
2,970,000	Miami-Dade County Florida Special Obligation Ref. Sub.- Ser. 16	5.000	10/01/2035	3,355,506
1,000,000	Tuscaloosa Alabama City Board of Education School Tax Warrants Ser. 16	5.000	08/01/2046	1,135,480

				6,560,406

	Natural Gas Revenue—0.3%
3,655,000	Chula Vista California Industrial Development (San Diego Gas—Remarketed 06/17/09) Rev. Ser. 04A	5.875	02/15/2034	3,980,441

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Nuclear Revenue—1.5%
$7,000,000	South Carolina State Public Service Auth. Obligation Rev. Ref. Ser. 16A	5.000%	12/01/2037	$7,562,170
5,000,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 14A	5.000	12/01/2049	5,296,550
2,500,000	South Carolina State Public Service Auth. Obligation Rev. Ser. 15E	5.250	12/01/2055	2,707,375
6,250,000	South Carolina State Public Service Auth. Rev. Ref. Ser. 16A	5.000	12/01/2035	6,786,750

				22,352,845

	Port, Airport & Marina Revenue—9.4%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/2030	3,301,350
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/2040	1,656,300
3,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2041	3,898,020
2,500,000	Chicago Illinois Midway Airport Rev. Ref. Ser. 16B	5.000	01/01/2046	2,768,500
2,900,000	Chicago Illinois O’Hare International Airport (General Senior Lien) Rev. Ref. Ser. 16C	5.000	01/01/2037	3,222,915
4,000,000	Chicago Illinois O’Hare International Airport Rev. Ref. Ser. 15B	5.000	01/01/2033	4,515,400
1,250,000	Chicago Illinois O’Hare International Airport Rev. Ser. 15D	5.000	01/01/2046	1,387,613
1,000,000	City of Cleveland Ohio Airport System Rev. Ref. Ser. 12A AGM	5.000	01/01/2031	1,100,800
9,335,000	Clark County Nevada Airport Rev. Ref. Sub.-Ser. 17A-2	5.000	07/01/2040	10,644,701
2,000,000	Dallas Fort Worth Texas International Airport Rev. Ref. Ser. 12B	5.000	11/01/2035	2,213,740
2,000,000	Los Angeles California Department of Airports (Senior Los Angeles International Airport) Ser. 10A	5.000	05/15/2040	2,208,580
1,500,000	Manchester New Hampshire General Airport Remarketed Rev. Ref. Ser. 09A AGM	5.125	01/01/2030	1,553,505
1,500,000	Metropolitan Nashville Tennessee Airport Auth. Rev. Ser. 15A	5.000	07/01/2045	1,677,915
3,250,000	Miami-Dade County Florida Aviation Rev. Ref. Ser. 16	5.000	10/01/2041	3,643,965
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/2035	7,671,020
600,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/2035	652,596
2,000,000	Phoenix Arizona Civic Improvement Corp. Airport (Junior Lien) Rev. Ser. 15A	5.000	07/01/2045	2,237,220
17,960,000	Port Auth. of New York & New Jersey (194th Series) Ref. Ser. 15	5.000	10/15/2041	20,440,096
7,400,000	Port Auth. of New York & New Jersey (Consolidated Bonds Two Hundredth) Ref. Ser. 17	5.250	10/15/2057	8,531,164
3,500,000	Port Auth. of New York & New Jersey (Consolidated) Ref. Ser. 15-189	5.000	05/01/2045	3,949,855
6,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Eighty-Fourth) Ref. Ser. 14	5.000	09/01/2039	6,819,120
2,400,000	Sacramento County California Airport System Senior Rev. Ref. Ser. 16A	5.000	07/01/2041	2,688,312
2,250,000	Sacramento County California Airport System Senior Rev. Ref. Sub.-Ser. 16B	5.000	07/01/2041	2,512,800
2,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2042	2,299,200
4,000,000	Salt Lake City Utah Airport Rev. Ser. 17B	5.000	07/01/2047	4,579,200
2,000,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 14B	5.000	05/01/2044	2,240,400
17,315,000	San Francisco California City & County Airports Commission (San Francisco International Airport) Rev. Ser. 16C	5.000	05/01/2046	19,621,531
1,300,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2042	1,476,176
5,000,000	San Jose California Airport Rev. Ref. Ser. 17B	5.000	03/01/2047	5,655,250
500,000	Wayne County Michigan Airport Auth. Rev. Ser. 15D	5.000	12/01/2040	547,450

				135,714,694

	Recreational Revenue—0.2%
3,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	3,312,780

	Sales Tax Revenue—8.9%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/2035	5,627,970
6,500,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2041	7,481,435
3,000,000	Central Puget Sound Washington State Regional Transit Auth. (Green Bonds) Ser. 16S-1	5.000	11/01/2046	3,856,590
10,000,000	Chicago Illinois Transit Auth. Sales Tax Receipts Second Lien Rev. Ser. 17 AGM	5.000	12/01/2051	10,789,800
5,540,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2046	6,252,666
5,305,000	Dallas Texas Area Rapid Transit Sales Tax Rev. Ref. Ser. 16A	5.000	12/01/2048	5,962,449
1,000,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2042	1,142,340
750,000	Denver Colorado City & County Dedicated Tax & Improvement Rev. Ref. Ser. 16A	5.000	08/01/2044	855,465
1,815,000	Illinois Regional Transportation Auth. Ser. 00 NATL	6.500	07/01/2030	2,407,597
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL	4.500	07/01/2035	300,594
2,750,000	Jefferson Louisiana Sales Tax District Special Sales Tax Rev. Ser. 17B AGM	5.000	12/01/2042	3,107,170
7,145,000	Massachusetts State Bay Transportation Auth. Sales Tax (Senior Lien) Rev. Ser. 15A	5.000	07/01/2040	8,129,438
8,770,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ref. Ser. 15C	5.000	08/15/2037	10,035,686
3,410,000	Massachusetts State School Building Auth. Sales Tax Rev. Ser. 16A	5.000	11/15/2045	3,884,911

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Sales Tax Revenue (continued)
$3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales (Regional Asset District) Ref. Ser. 10 AGM	5.000%	02/01/2031	$3,287,910
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10A AGM	5.000	08/01/2040	2,585,675
15,295,000	Regional Transportation District Colorado Sales Tax (Fastracks Project) Rev. Ser. 10A	5.000	11/01/2038	16,951,601
26,500,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	28,758,595
6,620,000	San Diego County California Regional Transportation Commission Ser. 16A	5.000	04/01/2048	7,621,805

				129,039,697

	Sewer Revenue—4.1%
24,375,000	Chicago Illinois Wastewater Transmission (Second Lien) Rev. Ser. 12 AGM	5.000	01/01/2037	25,884,056
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/2038	2,560,000
2,000,000	Detroit Michigan Sewage Disposal (Second Lien-Remarketed) Rev. Ser. 06A BHAC(a)	5.500	07/01/2018	2,106,540
5,000,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System (Senior Lien-Remarketed) Rev. Ref. Ser. 12A AGM	5.000	07/01/2039	5,445,800
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/2037	524,930
5,000,000	Jefferson County Alabama Sewer (Senior Lien) Rev. Ser. 13A AGM	5.500	10/01/2053	5,672,500
5,595,000	King County Washington Sewer & Improvement Rev. Ref. Ser. 16B	5.000	07/01/2039	6,298,460
1,000,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15A	5.000	06/01/2044	1,136,560
1,500,000	Los Angeles California Wastewater System (Green Bonds) Rev. Ser. 15C	5.000	06/01/2045	1,703,685
1,000,000	Metropolitan St. Louis Missouri Sewer District Wastewater System Rev. Ser. 16C	5.000	05/01/2046	1,150,880
6,500,000	Northeast Ohio Regional Sewer District Ref. Ser. 14	5.000	11/15/2049	7,287,085

				59,770,496

	Student Loan Revenue—0.2%
2,085,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 AGC	5.875	12/01/2039	2,211,247

	Tax Increment Revenue—1.6%
17,000,000	Inland Valley California Development Successor Agency Tax Allocation Ref. Ser. 14A AGM	5.000	09/01/2044	18,658,010
4,000,000	Miami Beach Florida Redevelopment Agency Tax Increment (City Center) Rev. Ref. Ser. 15A AGM	5.000	02/01/2040	4,426,600

				23,084,610

	Transit Revenue—4.0%
1,000,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2036	1,124,640
940,000	Alameda California Corridor Transportation Auth. (Second Sub.-Lien) Ref. Ser. 16B AGM	5.000	10/01/2037	1,053,947
5,000,000	Metropolitan Transportation Auth. New York Rev. Ref. Sub.-Ser. 15C-1	5.000	11/15/2035	5,696,350
6,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 12E AGM	5.000	11/15/2042	7,222,865
13,190,000	Metropolitan Transportation Auth. New York Rev. Ser. 13A-1	5.000	11/15/2040	14,584,974
10,000,000	Metropolitan Transportation Auth. New York Rev. Sub.-Ser. 15A-1	5.000	11/15/2045	11,170,200
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/2038	15,796,500
1,250,000	Northern Indiana Commuter Transportation District Rev. Ser. 16	5.000	07/01/2041	1,398,088

				58,047,564

	Water Revenue—13.3%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/2034	10,449,050
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2041	1,149,720
1,000,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 16	5.000	11/15/2045	1,147,060
9,510,000	Baltimore Maryland Project (Water Projects) Rev. Sub.-Ser. 17A	5.000	07/01/2046	10,788,715
2,160,000	Bucks County Pennsylvania Water & Sewer Auth. System Rev. Ser. 11 AGM	5.000	12/01/2041	2,373,602
2,250,000	Chicago Illinois Waterworks (Second Lien) Rev. Ref. Ser. 08 AGM	5.250	11/01/2033	2,339,662
200,000	City of Cape Coral Florida Water & Sewer Rev. Ref. Ser. 11 AGM	5.000	10/01/2041	223,778
2,500,000	District of Columbia Water & Sewer Auth. Public Utility (Sub.-Lien) Rev. Ref. Ser. 16A	5.000	10/01/2039	2,859,425
3,000,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.000	03/01/2034	3,404,250
3,500,000	El Dorado California Irrigation District Rev. Ref. Ser. 14A AGM	5.250	03/01/2039	4,023,355
1,500,000	Florida Municipal Loan Council Ser. 11D AGM	5.500	10/01/2041	1,705,740
190,000	Houston Texas Utility System Combine (First Lien) Rev. Ref. Ser. 09A AGC	6.000	11/15/2035	208,896
1,275,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC(a)	5.500	01/01/2019	1,370,931
5,260,000	Indianapolis Indiana Local Public Improvement Bond Bank (Waterworks Project) Ser. 09A AGC	5.500	01/01/2038	5,599,375
1,500,000	Los Angeles California Department of Water & Power Ref. Ser. 16A	5.000	07/01/2046	1,712,820
8,000,000	Los Angeles California Department of Water & Power Rev. Ser. 12B	5.000	07/01/2043	8,981,520
10,000,000	Massachusetts State Water Resources Auth. (Green Bonds) Ref. Ser. 16C	5.000	08/01/2040	11,570,800

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000%	10/01/2027	$1,112,860
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	5.000	10/01/2029	22,243,000
1,500,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGC	4.625	10/01/2030	1,639,860
600,000	New York City Municipal Water Finance Auth. Rev. Ref. Ser. 14EE	5.000	06/15/2036	683,106
5,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09EE	5.000	06/15/2039	5,395,350
6,095,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2009) Rev. Ser. 09GG-1	5.250	06/15/2032	6,611,551
3,295,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 11BB	5.000	06/15/2044	3,678,044
10,205,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2012) Rev. Ser. 12CC	5.000	06/15/2045	11,271,320
9,640,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 12BB	5.000	06/15/2047	10,828,130
500,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2013) Rev. Ser. 13EE	5.000	06/15/2047	555,010
11,180,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 14CC-1	5.000	06/15/2047	12,567,214
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer System (Second General Resolution) Rev. Ser. 08DD	6.000	06/15/2040	1,054,880
5,750,000	New York City Municipal Water Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.000	06/15/2037	6,660,858
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,171,740
5,000,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 09 AGC	5.250	12/15/2034	5,448,800
2,500,000	North Fort Bend Texas Water Auth. (Water System) Rev. Ser. 11 AGM	5.000	12/15/2036	2,722,475
2,000,000	North Sumter County Florida Utility Dependent District Utility Rev. Ser. 10 AGM	5.375	10/01/2040	2,194,820
875,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/2040	955,780
285,000	Port St. Lucie Florida Utility System Rev. Ref. Ser. 09 AGC	5.000	09/01/2035	298,857
4,050,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. (Senior Lien) Rev. Ser. 08A AGC	5.125	07/01/2047	4,117,878
5,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2037	5,827,150
5,000,000	San Diego County California Water Auth. Ref. Ser. 16B	5.000	05/01/2038	5,822,850
1,000,000	San Jacinto Texas River Auth. Special Project (GRP Project) Rev. Ser. 11 AGM	5.000	10/01/2037	1,074,040
1,000,000	Texas State Water Development Board (State Water Implementation Rev. Fund For Texas) Ser. 16	5.000	10/15/2046	1,151,250
3,910,000	Texas State Water Development Board Ser. 15A	5.000	10/15/2045	4,449,932
1,000,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2040	1,116,090
1,500,000	Wyandotte County Kansas City Government Utility System Improvement Rev. Ser. 16A	5.000	09/01/2045	1,668,375

				192,229,919

	Total Investments (Cost $1,395,745,677)(b)—98.6%			1,423,285,018
	Other assets less liabilities—1.4%			19,957,335

	Net Assets—100.0%			$1,443,242,353

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

PowerShares National AMT-Free Municipal Bond Portfolio (PZA) (continued)

April 30, 2017

(Unaudited)

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

BAM—Build America Mutual

BHAC—Berkshire Hathaway Assurance Corp.

COP—Certificate of Participation

GTD—Grant To Date

NATL—National Public Finance Guarantee Corp.

PILOT—Payment-in-lieu-of-taxes

PSF-GTD—Permanent School Fund Guaranteed

RAC—Revenue Anticipation Certificates

Ref.—Refunding

Rev.—Revenue

Ser.—Series

SRF—State Revolving Fund

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	17.5%
Assured Guaranty Corp.	9.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

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(Unaudited)

Portfolio Composition
Revenue Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
College & University Revenue	15.5
Miscellaneous Revenue	13.8
Income Tax Revenue	8.9
Electric Power Revenue	8.2
Sales Tax Revenue	7.5
Ad Valorem Property Tax	7.3
Highway Tolls Revenue	7.2
Water Revenue	5.4
Health, Hospital, Nursing Home Revenue	5.2
Lease Revenue	3.8
Recreational Revenue	3.5
Port, Airport & Marina Revenue	3.4
Hotel Occupancy Tax	3.3
Sewer Revenue	3.1
Transit Revenue	2.6
Other Assets Less Liabilities	1.3

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—98.7%
	Ad Valorem Property Tax—7.3%
$2,000,000	New York City New York Ser. 16B-1	4.000%	12/01/2043	$2,070,920
500,000	New York City New York Sub.-Ser. 16A-1	5.000	08/01/2038	572,895
1,750,000	New York State (Fiscal 2015) Ref. Ser. 14A	5.000	08/01/2032	2,014,863

				4,658,678

	College & University Revenue—15.5%
1,000,000	Build New York City Resource Corp. (New York Law School Project) Rev. Ref. Ser. 16	5.000	07/01/2041	1,076,050
1,500,000	New York State Dormitory Auth. (New York University) Rev. Ser. 01 AMBAC	5.500	07/01/2040	1,962,900
1,500,000	New York State Dormitory Auth. (The New School) Rev. Ser. 10 AGM(a)	5.500	07/01/2020	1,697,805
1,000,000	New York State Dormitory Auth. Non State Supported Debt (Columbia University) Rev. Ser. 17A	5.000	10/01/2047	1,320,180
500,000	New York State Dormitory Auth. Non State Supported Debt (Fordham University) Rev. Ser. 08B AGC(a)	5.000	07/01/2018	524,140
2,000,000	New York State Dormitory Auth. Non State Supported Debt (Icahn School of Medicine at Mount Sinai) Rev. Ref. Ser. 15A	5.000	07/01/2035	2,234,200
1,000,000	New York State Dormitory Auth. Non State Supported Debt (The New School Project) Rev. Ref. Ser. 16A	5.000	07/01/2046	1,113,470

				9,928,745

	Electric Power Revenue—8.2%
1,000,000	Guam Power Auth. Rev. Ser. 12A AGM	5.000	10/01/2030	1,117,200
2,000,000	Long Island Power Auth. New York Electric Systems Rev. Ref. Ser. 14A	5.000	09/01/2044	2,214,500
185,000	New York State Power Auth. Rev. Ser. 07A NATL	4.500	11/15/2047	188,051
1,500,000	Utility Debt Securitization Auth. New York (Restructuring) Ser. 13TE	5.000	12/15/2041	1,715,955

				5,235,706

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue—5.2%
$500,000	Dutchess County New York Local Development Corp. (Health Quest Systems Inc. Project) Rev. Ser. 16B	5.000%	07/01/2046	$551,380
1,500,000	New York State Dormitory Auth. Non State Supported Debt (New York University Hospitals Center) Rev. Ref. Ser. 15	5.000	07/01/2034	1,695,405
935,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM(a)	5.000	08/15/2018	984,854
65,000	New York State Dormitory Auth. State Supported Debt (Mental Health Services Facilities Improvement) Rev. Ser. 08A AGM	5.000	02/15/2038	68,077

				3,299,716

	Highway Tolls Revenue—7.2%
1,000,000	New York State Thruway Auth. General (Junior Indebtedness Obligation-Junior Lien) Rev. Ser. 16A	5.000	01/01/2046	1,120,880
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL	5.000	01/01/2037	615,066
1,000,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ref. Ser. 17B	5.000	11/15/2038	1,160,130
1,470,000	New York Triborough Bridge & Tunnel Auth. General Rev. Ser. 16A	5.000	11/15/2046	1,685,105

				4,581,181

	Hotel Occupancy Tax—3.3%
1,885,000	New York State Convention Center Development Corp. (Hotel Unit Fee Secured) Rev. Ref. Ser. 15	5.000	11/15/2040	2,135,441

	Income Tax Revenue—8.9%
1,000,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 10F	5.000	02/15/2035	1,091,980
2,170,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 11C	5.000	03/15/2041	2,397,481
785,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2037	886,171
1,200,000	New York State Dormitory Auth. Personal Income Tax (General Purpose) Rev. Ser. 12B	5.000	03/15/2042	1,336,644

				5,712,276

	Lease Revenue—3.8%
1,000,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2046	1,069,720
1,240,000	MTA Hudson Rail Yards Trust Obligations Rev. Ser. 16A	5.000	11/15/2051	1,336,980

				2,406,700

	Miscellaneous Revenue—13.8%
2,000,000	Brooklyn Arena New York Local Development Corp. PILOT (Barclays Center Project) Rev. Ref. Ser. 16A	5.000	07/15/2042	2,190,760
2,500,000	New York City Industrial Development Agency (Queens Baseball Stadium PILOT) Rev. Ser. 09 AGC	6.500	01/01/2046	2,715,950
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2007) Rev. Ser. 06S-1 NATL	5.000	07/15/2036	1,003,280
1,000,000	New York City Transitional Finance Auth. Building Aid (Fiscal 2015) Rev. Ser. 15S-2	5.000	07/15/2035	1,146,170
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL	4.250	01/15/2034	601,290
1,000,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 16S-1	5.000	07/15/2043	1,135,080

				8,792,530

	Port, Airport & Marina Revenue—3.4%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/2033	1,012,530
1,000,000	Port Auth. of New York & New Jersey Ref. Ser. 15-194	5.250	10/15/2055	1,146,060

				2,158,590

	Recreational Revenue—3.5%
2,000,000	New York City Industrial Development Agency (Yankee Stadium PILOT) Rev. Ser. 09 AGC	7.000	03/01/2049	2,208,520

	Sales Tax Revenue—7.5%
1,000,000	New York State Dormitory Auth. Sales Tax Supported Debt Rev. Ser. 14A	5.000	03/15/2034	1,146,220
1,435,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev. First Sub.-Ser. 10C AGM	5.125	08/01/2042	1,495,801
2,000,000	Sales Tax Asset Receivables Corp. (Fiscal 2015) Ref. Ser. 14A	4.000	10/15/2032	2,170,460

				4,812,481

	Sewer Revenue—3.1%
2,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07AA NATL	4.750	06/15/2033	2,010,400

	Transit Revenue—2.6%
1,500,000	Metropolitan Transportation Auth. New York Rev. Ser. 11A AGM	5.000	11/15/2036	1,690,575

	Water Revenue—5.4%
1,000,000	New York City Municipal Finance Auth. Water & Sewer System (Second General Resolution Fiscal 2014) Rev. Ser. 13BB	5.000	06/15/2046	1,113,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

83

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (continued)
	Water Revenue (continued)
$1,000,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ref. Ser. 17EE	5.250%	06/15/2037	$1,186,620
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking Water Sub. SRF Bonds) Ref. Ser. 16A	5.000	06/15/2041	1,171,740

				3,471,930

	Total Investments (Cost $62,116,802)(b)—98.7%			63,103,469
	Other assets less liabilities—1.3%			820,640

	Net Assets—100.0%			$63,924,109

Investment Abbreviations:

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

Auth.—Authority

NATL—National Public Finance Guarantee Corp.

PILOT—Payment-in-lieu-of-taxes

Ref.—Refunding

Rev.—Revenue

Ser.—Series

SRF—State Revolving Fund

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	12.8%
Assured Guaranty Corp.	8.6
National Public Finance Guarantee Corp.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

84

PowerShares Preferred Portfolio (PGX)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Banks	43.2
Capital Markets	15.7
Insurance	11.9
Equity REITs	7.9
Electric Utilities	6.8
Diversified Telecommunication Services	3.5
Consumer Finance	3.1
Industrial Conglomerates	1.6
Multi-Utilities	1.5
Wireless Telecommunication Services	1.3
Commercial Services & Supplies	0.6
Internet Software & Services	0.6
Machinery	0.6
Thrifts & Mortgage Finance	0.5
Oil, Gas & Consumable Fuels	0.4
Mortgage REITs	0.2
Media	0.2
Chemicals	0.1
Trading Companies & Distributors	0.1
Money Market Funds Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—99.8%
	Banks—43.2%
156,024	Associated Banc-Corp., 5.38%, Series D	$3,817,907
1,188,717	Bank of America Corp., 6.00%, Series EE(b)	30,752,109
1,448,542	Bank of America Corp., 6.20%, Series CC	37,662,092
329,196	Bank of America Corp., 6.20%, Series D	8,457,045
1,963,661	Bank of America Corp., 6.38%, Series 3(b)	50,760,637
2,799,247	Bank of America Corp., 6.50%, Series Y(b)	75,299,744
1,038,960	Bank of America Corp., 6.63%, Series I(b)	26,836,337
2,029,199	Bank of America Corp., 6.63%, Series W	54,747,789
5,249,536	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	137,170,376
535,844	BB&T Corp., 5.63%	13,835,492
3,120,771	BB&T Corp., 5.63%, Series E(b)	79,891,738
420,549	BB&T Corp., 5.85%(b)	10,749,232
205,700	BOK Financial Corp., 5.38%	5,068,448
915,040	Citigroup Capital XIII, 7.54%	24,010,650

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
1,428,971	Citigroup, Inc., 6.30%, Series S	$38,210,685
2,815,520	Citigroup, Inc., 6.88%, Series K(b)	82,917,064
895,688	Citigroup, Inc., 6.88%, Series L(b)	24,532,894
107,864	Citigroup, Inc., 7.13%, Series J	3,161,494
222,007	Commerce Bancshares, Inc., 6.00%, Series B(b)	5,732,221
1,853,405	Countrywide Capital V, 7.00%(b)	47,632,508
184,885	Cullen/Frost Bankers, Inc., 5.38%	4,690,532
641,984	Fifth Third Bancorp, 6.63%, Series I	18,347,903
124,334	First Horizon National Corp., 6.20%, Series A	3,160,570
272,689	First Republic Bank, 5.50%, Series D	6,912,666
184,272	First Republic Bank, 5.50%, Series G	4,686,037
206,826	First Republic Bank, 5.70%, Series F	5,518,118
257,491	First Republic Bank, 6.20%, Series B(b)	6,576,320
219,784	First Republic Bank, 7.00%, Series E	5,962,740
211,659	Hancock Holding Co., 5.95%	5,467,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

85

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
5,101,623	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	$137,080,610
4,597,149	HSBC Holdings PLC, 8.13% (United Kingdom)(b)	124,904,538
117,687	Huntington Bancshares, Inc., 5.88%, Series C	2,993,957
672,209	Huntington Bancshares, Inc., 6.25%, Series D	18,216,864
124,175	ING Groep NV, 6.13% (Netherlands)	3,192,539
21,567	ING Groep NV, 6.20% (Netherlands)	552,331
473,758	ING Groep NV, 6.38% (Netherlands)	12,294,020
1,378,814	JPMorgan Chase & Co., 5.45%, Series P(b)	34,939,147
870,440	JPMorgan Chase & Co., 5.50%, Series O(b)	22,091,767
1,752,191	JPMorgan Chase & Co., 6.10%, Series AA	47,046,328
2,671,598	JPMorgan Chase & Co., 6.13%, Series Y(b)	71,652,258
1,916,335	JPMorgan Chase & Co., 6.15%, Series BB(b)	51,549,412
950,756	JPMorgan Chase & Co., 6.30%, Series W(b)	25,774,995
1,080,594	JPMorgan Chase & Co., 6.70%, Series T(b)	29,467,798
692,369	KeyCorp, 6.13%, Series E(b)	19,469,416
334,205	People’s United Financial, Inc., 5.63%, Series A(b)	9,210,690
2,552,014	PNC Financial Services Group, Inc. (The), 6.13%, Series P(b)	74,697,450
699,703	Regions Financial Corp., 6.38%, Series A	18,143,299
678,158	Regions Financial Corp., 6.38%, Series B	19,090,148
1,783,555	Royal Bank of Scotland Group PLC, 5.75%, Series L (United Kingdom)	44,802,902
1,150,065	Royal Bank of Scotland Group PLC, 6.60%, Series S (United Kingdom)	29,269,154
165,661	Santander Finance Preferred SAU, 6.50% (Spain)	4,234,295
641,741	SunTrust Banks, Inc., 5.88%, Series E	16,563,335
147,690	TCF Financial Corp., 6.45%, Series B	3,817,787
237,700	TCF Financial Corp., 7.50%	6,077,989
351,527	Texas Capital Bancshares, Inc., 6.50%, Series A	9,062,366
209,256	U.S. Bancorp, 5.15%, Series H(b)	5,455,304
600,978	U.S. Bancorp, 6.50%, Series F	17,632,695
176,939	Valley National Bancorp, 6.25%, Series A(b)	5,046,300
157,677	Webster Financial Corp., 6.40%, Series E	4,044,415
703,440	Wells Fargo & Co., 5.13%, Series O	17,466,415
718,036	Wells Fargo & Co., 5.20%	17,778,571
1,569,886	Wells Fargo & Co., 5.50%, Series X(b)	39,168,656
911,500	Wells Fargo & Co., 5.63%, Series Y(b)	22,778,385
1,170,037	Wells Fargo & Co., 5.70%, Series W	29,765,741
2,043,106	Wells Fargo & Co., 5.85%	55,368,173
1,016,066	Wells Fargo & Co., 6.00%, Series T	26,925,749
1,300,202	Wells Fargo & Co., 6.00%, Series V	34,377,341
899,019	Wells Fargo & Co., 6.63%(b)	26,871,678
4,723,730	Wells Fargo & Co., 8.00%, Series J	124,045,150
178,044	Wintrust Financial Corp., 6.50%, Series D(b)	4,798,286
324,677	Zions Bancorp, 5.75%, Series H	8,223,744
211,794	Zions Bancorp, 7.90%, Series F	5,394,393

		2,103,904,891

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Capital Markets—15.7%
295,176	Affiliated Managers Group, Inc., 6.38%	$7,470,904
393,522	Apollo Global Management LLC, 6.38%(b)	9,991,524
425,231	Apollo Investment Corp., 6.88%(b)	11,060,258
422,389	Ares Management LP, 7.00%, Series A	11,066,592
815,656	Bank of New York Mellon Corp. (The), 5.20%(b)	20,562,688
128,796	BGC Partners, Inc., 8.13%	3,294,602
946,400	Charles Schwab Corp. (The), 5.95%, Series D(b)	25,514,944
680,913	Charles Schwab Corp. (The), 6.00%, Series B	17,587,983
855,626	Charles Schwab Corp. (The), 6.00%, Series C	23,444,152
1,194,390	Deutsche Bank Contingent Capital Trust III, 7.60% (Germany)	31,233,298
4,271,218	Deutsche Bank Contingent Capital Trust V, 8.05% (Germany)	113,571,687
1,723,091	Goldman Sachs Group, Inc. (The), 5.50%, Series J(b)	46,454,533
967,490	Goldman Sachs Group, Inc. (The), 5.95%(b)	24,874,168
738,400	Goldman Sachs Group, Inc. (The), 6.20%, Series B(b)	19,774,352
747,145	Goldman Sachs Group, Inc. (The), 6.30%, Series N(b)	20,150,501
1,119,415	Goldman Sachs Group, Inc. (The), 6.38%, Series K(b)	31,992,881
253,202	KKR & Co. LP, 6.50%, Series B	6,595,912
452,690	KKR & Co. LP, 6.75%, Series A	11,960,070
596,918	KKR Financial Holdings LLC, 7.38%, Series A	15,430,330
604,828	Legg Mason, Inc., 5.45%	14,467,486
452,967	Legg Mason, Inc., 6.38%	12,003,625
1,451,566	Morgan Stanley, 5.85%, Series K	38,292,311
1,450,604	Morgan Stanley, 6.38%, Series I	40,283,273
1,072,138	Morgan Stanley, 6.63%, Series G	28,851,234
745,798	Morgan Stanley, 6.88%, Series F	21,628,142
1,062,084	Morgan Stanley, 7.13%, Series E	31,172,165
566,742	Northern Trust Corp., 5.85%, Series C(b)	15,262,362
175,567	OM Asset Management PLC, 5.13%	4,085,444
225,600	Prospect Capital Corp., 6.25%	5,784,384
140,259	Solar Capital Ltd., 6.75%(b)	3,576,604
630,365	State Street Corp., 5.25%, Series C	15,822,161
544,783	State Street Corp., 5.35%, Series G	14,556,602
1,127,362	State Street Corp., 5.90%, Series D	31,723,967
1,079,426	State Street Corp., 6.00%, Series E	28,928,617
204,869	Stifel Financial Corp., 6.25%, Series A	5,408,542

		763,878,298

	Chemicals—0.1%
64,538	E.I. du Pont de Nemours & Co., 4.50%, Series B	6,718,406

	Commercial Services & Supplies—0.6%
508,873	NuStar Logistics LP, 7.63%	13,042,415
607,082	Pitney Bowes, Inc., 6.70%	15,808,415

		28,850,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

86

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Consumer Finance—3.1%
807,634	Capital One Financial Corp., 5.20%, Series G	$18,971,323
1,221,113	Capital One Financial Corp., 6.00%, Series B(b)	31,211,648
677,537	Capital One Financial Corp., 6.00%, Series H(b)	17,480,455
723,391	Capital One Financial Corp., 6.20%, Series F(b)	19,357,943
646,114	Capital One Financial Corp., 6.25%, Series C	17,096,176
665,237	Capital One Financial Corp., 6.70%, Series D	18,294,017
795,541	Discover Financial Services, 6.50%, Series B	20,580,646
452,260	Navient Corp., 6.00%	10,569,316

		153,561,524

	Diversified Telecommunication Services—3.5%
1,420,679	Qwest Corp., 6.13%(b)	35,261,253
1,366,027	Qwest Corp., 6.50%	34,014,072
507,802	Qwest Corp., 6.63%	12,822,001
385,000	Qwest Corp., 6.75%	9,605,750
611,578	Qwest Corp., 6.88%	15,595,239
250,911	Qwest Corp., 7.00%(b)	6,616,523
506,175	Qwest Corp., 7.00%	12,826,475
602,639	Qwest Corp., 7.00%	15,252,793
348,331	Qwest Corp., 7.50%(b)	8,837,157
705,731	Verizon Communications, Inc., 5.90%	18,786,559

		169,617,822

	Electric Utilities—6.8%
330,177	BGE Capital Trust II, 6.20%	8,541,679
712,022	Duke Energy Corp., 5.13%	18,291,845
385,180	Entergy Arkansas, Inc., 4.88%	8,943,880
40,778	Entergy Arkansas, Inc., 4.90%	998,246
313,594	Entergy Louisiana LLC, 4.88%	7,196,982
363,903	Entergy Louisiana LLC, 5.25%(b)	9,097,575
378,142	Entergy Mississippi, Inc., 4.90%	8,780,457
277,496	Entergy New Orleans, Inc., 5.50%	7,192,696
656,303	Entergy Texas, Inc., 5.63%	17,497,038
282,280	Interstate Power & Light Co., 5.10%, Series D(b)	7,313,875
1,060,579	NextEra Energy Capital Holdings, Inc., 5.00%(b)	26,387,206
862,985	NextEra Energy Capital Holdings, Inc., 5.13%, Series I(b)	21,574,625
684,220	NextEra Energy Capital Holdings, Inc., 5.25%, Series K	16,824,970
410,565	NextEra Energy Capital Holdings, Inc., 5.63%, Series H	10,416,034
506,684	NextEra Energy Capital Holdings, Inc., 5.70%, Series G	12,869,774
165,306	Pacific Gas & Electric Co., 6.00%, Series A(b)	5,372,445
626,145	PPL Capital Funding, Inc., 5.90%, Series B	16,235,940
1,297,886	SCE Trust I, 5.63%	32,901,410
246,108	SCE Trust III, 5.75%, Series H	6,964,856
437,215	SCE Trust IV, 5.38%, Series J(b)	12,123,972

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Electric Utilities (continued)
392,812	SCE Trust V, 5.45%, Series K	$11,140,148
1,074,120	Southern Co. (The), 5.25%	26,337,422
1,410,517	Southern Co. (The), 6.25%	37,364,595

		330,367,670

	Equity REITs—7.9%
69,432	American Homes 4 Rent, 5.88%, Series F	1,721,914
136,574	Boston Properties, Inc., 5.25%(b)	3,462,151
394,448	DDR Corp., 6.50%, Series J	9,920,367
397,778	Digital Realty Trust, Inc., 5.88%, Series G	10,127,428
338,967	Digital Realty Trust, Inc., 6.35%, Series I	9,094,485
454,363	Digital Realty Trust, Inc., 7.38%, Series H(b)	12,694,902
258,604	DuPont Fabros Technology, Inc., 6.63%, Series C(b)	7,085,750
150,945	EPR Properties, 6.63%, Series F(b)	3,901,928
263,996	Equity Commonwealth, 5.75%	6,586,700
437,747	Government Properties Income Trust, 5.88%	11,074,999
73,482	Kilroy Realty Corp., 6.38%, Series H	1,855,420
79,608	Kimco Realty Corp., 5.50%, Series J	1,993,384
789,287	Kimco Realty Corp., 6.00%, Series I	19,866,354
460,538	National Retail Properties, Inc., 5.20%, Series F(b)	11,121,993
453,840	National Retail Properties, Inc., 5.70%, Series E	11,491,229
362,028	PS Business Parks, Inc., 5.20%, Series W(b)	8,681,431
244,087	PS Business Parks, Inc., 5.70%, Series V(b)	6,155,874
576,263	PS Business Parks, Inc., 6.00%, Series T	14,573,691
705,797	Public Storage, 4.90%, Series E	16,579,172
573,256	Public Storage, 4.95%, Series D(b)	13,637,760
436,414	Public Storage, 5.13%, Series C(b)	10,879,365
480,316	Public Storage, 5.20%, Series W	12,108,766
908,957	Public Storage, 5.40%, Series B	23,232,941
302,869	Public Storage, 5.88%, Series A	7,826,135
300,237	Public Storage, 5.90%, Series S	7,574,979
395,360	Public Storage, 6.00%, Series Z(b)	10,579,834
260,328	Public Storage, 6.38%, Series Y	7,034,063
516,640	Senior Housing Properties Trust, 5.63%	12,874,669
351,197	Senior Housing Properties Trust, 6.25%	9,324,280
339,589	SL Green Realty Corp., 6.50%, Series I	8,713,854
371,786	Ventas Realty LP/Ventas Capital Corp., 5.45%(b)	9,264,907
1,518,329	VEREIT, Inc., 6.70%, Series F	39,066,605
230,375	Vornado Realty Trust, 5.40%, Series L	5,761,679
574,983	Vornado Realty Trust, 5.70%, Series K	14,644,817
759,574	Vornado Realty Trust, 6.63%, Series I(b)	19,566,626
147,086	Washington Prime Group, Inc., 6.88%, Series I	3,725,688

		383,806,140

	Industrial Conglomerates—1.6%
1,261,509	General Electric Co., 4.70%	32,017,098
984,787	General Electric Co., 4.88%	25,121,916
831,866	General Electric Co., 4.88%	20,979,661

		78,118,675

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

87

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Insurance—11.9%
1,843,489	Aegon NV, 6.38% (Netherlands)(b)	$47,525,146
918,324	Aegon NV, 8.00% (Netherlands)	23,582,560
704,537	Aflac, Inc., 5.50%(b)	18,007,966
649,376	Allstate Corp. (The), 5.10%(b)	17,974,728
441,962	Allstate Corp. (The), 5.63%	11,477,753
345,046	Allstate Corp. (The), 6.25%, Series F(b)	9,474,963
1,208,674	Allstate Corp. (The), 6.63%, Series E	33,286,882
523,046	Allstate Corp. (The), 6.75%, Series C	14,279,156
161,943	American Financial Group, Inc., 6.00%	4,234,809
407,281	American Financial Group, Inc., 6.25%	10,874,403
366,874	American Financial Group, Inc., 6.38%	9,347,950
640,216	Arch Capital Group Ltd., 5.25%, Series E	14,788,990
470,274	Arch Capital Group Ltd., 6.75%, Series C	11,912,040
180,208	Argo Group US, Inc., 6.50%	4,606,116
300,864	Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	7,341,082
236,630	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,530,988
432,655	Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	11,024,049
473,142	Assured Guaranty Municipal Holdings, Inc., 6.25%	12,169,212
292,123	Axis Capital Holdings Ltd., 5.50%, Series D	7,422,845
773,625	Axis Capital Holdings Ltd., 5.50%, Series E	18,737,198
330,765	Endurance Specialty Holdings Ltd., 6.35%, Series C (Bermuda)	8,718,965
255,074	Hanover Insurance Group, Inc. (The), 6.35%	6,453,372
872,375	Hartford Financial Services Group, Inc. (The), 7.88%(b)	26,991,283
215,273	Kemper Corp., 7.38%	5,747,789
215,143	Maiden Holdings Ltd., 7.13%, Series C	5,548,538
506,320	Maiden Holdings Ltd., 8.25%, Series A	12,987,108
211,154	Maiden Holdings North America Ltd., 7.75%	5,563,908
533,697	PartnerRe Ltd., 5.88%, Series I (Bermuda)	13,742,698
498,162	PartnerRe Ltd., 7.25%, Series H (Bermuda)	14,411,827
610,943	Protective Life Corp., 6.25%	15,371,326
1,025,363	Prudential Financial, Inc., 5.70%	26,433,858
759,232	Prudential Financial, Inc., 5.75%	19,573,001
747,270	Prudential PLC, 6.50% (United Kingdom)	19,683,092
562,141	Reinsurance Group of America, Inc., 5.75%(b)	15,655,627
592,297	Reinsurance Group of America, Inc., 6.20%(b)	17,431,301
562,410	RenaissanceRe Holdings Ltd., 5.38%, Series E (Bermuda)	14,307,710
265,841	Selective Insurance Group, Inc., 5.88%	6,744,386
146,022	Torchmark Corp., 5.88%	3,706,038
465,961	Torchmark Corp., 6.13%(b)	12,357,286
213,098	Validus Holdings Ltd., 5.88%, Series A	5,306,140
503,137	W.R. Berkley Corp., 5.63%	12,588,488
460,024	W.R. Berkley Corp., 5.75%	11,611,006
114,778	W.R. Berkley Corp., 5.90%	2,977,341

		578,510,924

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Internet Software & Services—0.6%
1,057,902	eBay, Inc., 6.00%	$28,044,982

	Machinery—0.6%
1,078,210	Stanley Black & Decker, Inc., 5.75%(b)	27,451,227

	Media—0.2%
395,640	Comcast Corp., 5.00%	10,144,210

	Mortgage REITs—0.2%
470,371	Wells Fargo Real Estate Investment Corp., 6.38%, Series A	12,605,943

	Multi-Utilities—1.5%
1,143,974	Dominion Resources, Inc., 5.25%, Series A	28,118,881
422,679	DTE Energy Co., 5.38%, Series B	10,512,027
705,168	DTE Energy Co., 6.00%, Series F	18,468,350
556,521	Integrys Holding, Inc., 6.00%	15,137,371

		72,236,629

	Oil, Gas & Consumable Fuels—0.4%
325,000	NuStar Energy LP, 7.63%, Series B	8,238,750
333,312	NuStar Energy LP, 8.50%, Series A	8,926,095
178,225	Targa Resources Partners LP, 9.00%, Series A	4,874,632

		22,039,477

	Thrifts & Mortgage Finance—0.5%
192,146	Astoria Financial Corp., 6.50%, Series C	4,915,095
692,764	New York Community Bancorp, Inc., 6.38%, Series A(b)	18,981,733

		23,896,828

	Trading Companies & Distributors—0.1%
199,326	GATX Corp., 5.63%	5,072,847

	Wireless Telecommunication Services—1.3%
417,453	Telephone & Data Systems, Inc., 5.88%	10,440,500
772,495	Telephone & Data Systems, Inc., 6.63%	19,999,896
506,241	United States Cellular Corp., 6.95%	13,015,456
370,550	United States Cellular Corp., 7.25%	9,875,157
432,094	United States Cellular Corp., 7.25%	11,588,761

		64,919,770

	Total Preferred Stocks and Other Equity Interests (Cost $4,785,992,357)	4,863,747,093

	Money Market Fund—0.4%
16,770,870	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c)
	(Cost $16,770,870)	16,770,870

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $4,802,763,227)—100.2%	4,880,517,963

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

88

PowerShares Preferred Portfolio (PGX) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—1.3%
63,339,472	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(c)(d) (Cost $63,339,472)	$63,339,472

	Total Investments (Cost $4,866,102,699)—101.5%	4,943,857,435
	Other assets less liabilities—(1.5)%	(71,575,147)

	Net Assets—100.0%	$4,872,282,288

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	10.1%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

89

PowerShares Treasury Collateral Portfolio (CLTL)

April 30, 2017

(Unaudited)

Portfolio Composition
Security Type Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
U.S. Treasury Bills	50.7
U.S. Treasury Notes	48.5
U.S. Treasury Bonds	0.2
Money Market Fund Plus Other Assets Less Liabilities	0.6

Schedule of Investments

Principal Amount		Value
	Short-Term Investments—99.7%
	U.S. Treasury Securities—99.4%
	U.S. Treasury Bills—50.7%(a)
$4,104,000	0.528%, 06/01/2017	$4,101,612
120,000	0.546%, 06/01/2017	119,930
5,501,000	0.620%, 06/01/2017	5,497,799
192,000	0.660%, 06/01/2017	191,888
3,762,000	0.532%, 06/08/2017	3,759,305
110,000	0.555%, 06/08/2017	109,921
110,000	0.660%, 06/08/2017	109,921
5,005,000	0.696%, 06/08/2017	5,001,414
3,762,000	0.537%, 06/15/2017	3,758,943
110,000	0.555%, 06/15/2017	109,911
122,000	0.634%, 06/15/2017	121,901
5,923,000	0.716%, 06/15/2017	5,918,188
6,498,000	0.545%, 06/22/2017	6,491,416
190,000	0.557%, 06/22/2017	189,807
606,000	0.601%, 06/22/2017	605,386
166,000	0.695%, 06/22/2017	165,832
6,022,000	0.741%, 06/22/2017	6,015,898
3,762,000	0.554%, 06/29/2017	3,757,487
110,000	0.563%, 06/29/2017	109,868
128,000	0.715%, 06/29/2017	127,846
6,382,000	0.746%, 06/29/2017	6,374,344
4,000,000	0.560%, 07/06/2017	3,994,610
6,095,000	0.731%, 07/06/2017	6,086,787
286,000	0.790%, 07/06/2017	285,615
4,000,000	0.585%, 07/13/2017	3,994,018
6,094,000	0.736%, 07/13/2017	6,084,886
287,000	0.780%, 07/13/2017	286,571
80,000	0.595%, 07/20/2017	79,863
2,736,000	0.603%, 07/20/2017	2,731,330
4,400,000	0.654%, 07/20/2017	4,392,489
6,132,000	0.765%, 07/20/2017	6,121,533
132,000	0.770%, 07/20/2017	131,775
4,000,000	0.592%, 07/27/2017	3,992,436
287,000	0.763%, 07/27/2017	286,457
6,095,000	0.786%, 07/27/2017	6,083,474
4,286,000	0.605%, 08/03/2017	4,277,131
4,300,000	0.710%, 08/10/2017	4,290,394
80,000	0.628%, 08/17/2017	79,807

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Bills (continued)
$2,736,000	0.632%, 08/17/2017	$2,729,401
4,400,000	0.703%, 08/17/2017	4,389,387
133,000	0.765%, 08/17/2017	132,679
89,000	0.785%, 08/17/2017	88,785
4,300,000	0.741%, 08/24/2017	4,289,131
4,300,000	0.758%, 08/31/2017	4,287,877
3,673,000	0.826%, 09/07/2017	3,661,801
2,736,000	0.625%, 09/14/2017	2,727,163
80,000	0.633%, 09/14/2017	79,742
4,837,000	0.845%, 09/14/2017	4,821,376
95,000	0.847%, 09/14/2017	94,693
63,000	0.875%, 09/21/2017	62,783
5,050,000	0.880%, 09/21/2017	5,032,598
63,000	0.865%, 09/28/2017	62,773
5,050,000	0.881%, 09/28/2017	5,031,799
5,113,000	0.900%, 10/05/2017	5,092,764
2,736,000	0.665%, 10/12/2017	2,724,471
80,000	0.674%, 10/12/2017	79,663
246,000	0.880%, 10/12/2017	244,963
5,150,000	0.920%, 10/12/2017	5,128,298
5,113,000	0.945%, 10/19/2017	5,090,110
5,113,000	0.955%, 10/26/2017	5,088,793
2,736,000	0.727%, 11/09/2017	2,722,320
80,000	0.735%, 11/09/2017	79,600
246,000	0.875%, 11/09/2017	244,770
2,736,000	0.750%, 12/07/2017	2,720,142
80,000	0.764%, 12/07/2017	79,536
246,000	0.920%, 12/07/2017	244,574
3,000,000	0.720%, 01/04/2018	2,979,944
98,000	0.950%, 01/04/2018	97,345
3,000,000	0.831%, 02/01/2018	2,977,556
98,000	0.946%, 02/01/2018	97,267
3,061,000	0.975%, 03/01/2018	3,036,279
3,061,000	1.010%, 03/29/2018	3,032,478
3,099,000	1.041%, 04/26/2018	3,066,654

	(Cost $188,195,845)	188,157,308

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

90

PowerShares Treasury Collateral Portfolio (CLTL) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Value
	Short-Term Investments (continued)
	U.S. Treasury Securities (continued)
	U.S. Treasury Notes—48.5%
$4,285,000	0.875%, 06/15/2017	$4,285,755
3,981,000	0.625%, 06/30/2017	3,980,232
5,117,000	0.750%, 06/30/2017	5,117,069
3,113,000	2.500%, 06/30/2017	3,122,038
4,134,000	0.875%, 07/15/2017	4,133,428
4,770,000	0.500%, 07/31/2017	4,765,648
4,028,000	0.625%, 07/31/2017	4,025,426
3,426,000	2.375%, 07/31/2017	3,439,193
4,133,000	0.875%, 08/15/2017	4,133,081
2,371,000	4.750%, 08/15/2017	2,397,164
9,409,000	0.625%, 08/31/2017	9,399,444
4,100,000	1.875%, 08/31/2017	4,112,332
4,135,000	1.000%, 09/15/2017	4,135,808
8,631,000	0.625%, 09/30/2017	8,618,863
3,577,000	1.875%, 09/30/2017	3,589,995
4,133,000	0.875%, 10/15/2017	4,131,870
8,634,000	0.750%, 10/31/2017	8,623,207
4,007,000	1.875%, 10/31/2017	4,023,478
4,029,000	0.875%, 11/15/2017	4,026,088
2,582,000	4.250%, 11/15/2017	2,626,429
5,412,000	0.625%, 11/30/2017	5,398,787
4,029,000	0.875%, 11/30/2017	4,025,301
3,421,000	2.250%, 11/30/2017	3,444,720
3,827,000	1.000%, 12/15/2017	3,826,626
4,769,000	0.750%, 12/31/2017	4,759,592
4,029,000	1.000%, 12/31/2017	4,027,662
2,629,000	2.750%, 12/31/2017	2,658,320
3,674,000	0.875%, 01/15/2018	3,669,264
3,979,000	0.750%, 01/31/2018	3,969,674
3,351,000	0.875%, 01/31/2018	3,346,288
2,384,000	2.625%, 01/31/2018	2,411,379
3,719,000	1.000%, 02/15/2018	3,716,530
3,508,000	3.500%, 02/15/2018	3,573,775
8,529,000	0.750%, 02/28/2018	8,504,846
2,000,000	2.750%, 02/28/2018	2,027,031
3,673,000	1.000%, 03/15/2018	3,669,772
3,841,000	0.750%, 03/31/2018	3,827,872
3,979,000	0.875%, 03/31/2018	3,970,296
2,325,000	2.875%, 03/31/2018	2,361,737
3,719,000	0.750%, 04/15/2018	3,705,998
4,817,000	0.625%, 04/30/2018	4,792,633
4,028,000	0.750%, 04/30/2018	4,012,659
1,750,000	2.625%, 04/30/2018	1,775,601

	(Cost $180,302,317)	180,162,911

	U.S. Treasury Bonds—0.2%
704,000	8.875%, 08/15/2017
	(Cost $720,542)	720,129

Number of Shares		Value
	Money Market Fund—0.3%
1,061,073	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $1,061,073)	$1,061,073

	Total Investments (Cost $370,279,777)—99.7%	370,101,421
	Other assets less liabilities—0.3%	1,150,765

	Net Assets—100.0%	$371,252,186

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

91

PowerShares Variable Rate Preferred Portfolio (VRP)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Banks	35.4
Insurance	19.8
Capital Markets	15.1
Pipelines	9.0
Electric	4.8
Consumer Finance	4.0
Media	1.9
Electric Utilities	1.5
Food Products	1.5
Diversified Financial Services	1.3
Oil, Gas & Consumable Fuels	1.1
Mortgage REITs	1.0
Multi-Utilities	0.8
Thrifts & Mortgage Finance	0.8
Commercial Services & Supplies	0.6
Hand/Machine Tools	0.6
Miscellaneous Manufacturing	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.4

Schedule of Investments

Number of Shares		Value
	Preferred Stocks and Other Equity Interests—57.3%(a)
	Banks—25.8%
205,076	Bank of America Corp., 3.00%, Series H	$4,485,012
156,912	Bank of America Corp., 4.00%, Series 4	3,740,782
264,609	Bank of America Corp., 4.00%, Series 5	6,133,637
226,274	Bank of America Corp., 4.00%, Series E	5,260,870
1,707,199	Citigroup Capital XIII, 7.54%	44,796,902
1,139,994	Citigroup, Inc., 6.88%, Series K	33,572,823
704,710	Citigroup, Inc., 7.13%, Series J	20,655,050
350,758	Fifth Third Bancorp, 6.63%, Series I	10,024,664
92,010	FNB Corp., 7.25%	2,718,896
376,760	KeyCorp, 6.13%, Series E	10,594,491
732,804	Merrill Lynch Capital Trust I, 6.45%, Series K	18,913,671
501,798	Merrill Lynch Capital Trust III, 7.38%	13,367,899
185,564	People’s United Financial, Inc., 5.63%, Series A	5,114,144
1,160,287	PNC Financial Services Group, Inc. (The), 6.13%, Series P	33,961,600
383,609	Regions Financial Corp., 6.38%, Series B	10,798,593
258,190	Santander Finance Preferred SAU, 4.00%, Series 6 (Spain)	6,364,384
143,109	SunTrust Banks, Inc., 4.00%	3,537,654
106,410	Synovus Financial Corp., 7.88%, Series C	2,942,237
757,791	U.S. Bancorp, 3.50%, Series B	17,429,193
833,157	U.S. Bancorp, 6.50%, Series F	24,444,826

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

92

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests (continued)
	Banks (continued)
93,628	Valley National Bancorp, 6.25%, Series A	$2,670,271
1,328,789	Wells Fargo & Co., 5.85%	36,010,182
633,779	Wells Fargo & Co., 6.63%	18,943,654
102,140	Wintrust Financial Corp., 6.50%, Series D	2,752,673
121,908	Zions Bancorp, 6.30%, Series G	3,489,007

		342,723,115

	Capital Markets—15.1%
556,151	Goldman Sachs Group, Inc. (The), 3.75%, Series A	13,314,255
149,267	Goldman Sachs Group, Inc. (The), 4.00%, Series C	3,482,399
1,038,778	Goldman Sachs Group, Inc. (The), 4.00%, Series D	23,819,180
753,963	Goldman Sachs Group, Inc. (The), 5.50%, Series J	20,326,842
542,034	Goldman Sachs Group, Inc. (The), 6.38%, Series K	15,491,332
849,498	Morgan Stanley, 4.00%, Series A	20,209,557
747,283	Morgan Stanley, 5.85%, Series K	19,713,326
751,559	Morgan Stanley, 6.38%, Series I	20,870,793
639,555	Morgan Stanley, 6.88%, Series F	18,547,095
648,988	Morgan Stanley, 7.13%, Series E	19,047,798
386,340	State Street Corp., 5.35%, Series G	10,323,005
579,879	State Street Corp., 5.90%, Series D	16,317,795

		201,463,377

	Commercial Services & Supplies—0.6%
325,428	NuStar Logistics LP, 7.63%	8,340,720

	Consumer Finance—4.0%
2,082,315	GMAC Capital Trust I, 6.82%, Series 2	53,015,740

	Electric Utilities—1.5%
226,145	SCE Trust III, 5.75%, Series H	6,399,904
266,645	SCE Trust IV, 5.38%, Series J	7,394,066
239,926	SCE Trust V, 5.45%, Series K	6,804,301

		20,598,271

	Food Products—1.5%
384,176	CHS, Inc., 6.75%, Series 3	10,426,537
326,304	CHS, Inc., 7.10%, Series 2	9,178,931

		19,605,468

	Insurance—5.1%
210,157	Aegon NV, 4.00%, Series 1 (Netherlands)	5,243,417
406,974	Allstate Corp. (The), 5.10%	11,265,040
225,768	Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	6,231,197
472,451	Hartford Financial Services Group, Inc. (The), 7.88%	14,617,634
479,154	MetLife, Inc., 4.00%, Series A	11,954,892
312,105	Reinsurance Group of America, Inc., 5.75%	8,692,124
327,136	Reinsurance Group of America, Inc., 6.20%	9,627,613

		67,631,917

	Mortgage REITs—1.0%
242,942	Chimera Investment Corp., 8.00%, Series B	6,248,468
90,056	Pennymac Mortgage Investment Trust, 8.13%, Series A	2,282,019
85,401	Resource Capital Corp., 8.63%	2,117,945
97,430	Two Harbors Investment Corp., 8.13%, Series A	2,611,124

		13,259,556

	Multi-Utilities—0.8%
313,414	Integrys Holding, Inc., 6.00%	8,524,861
53,295	Just Energy Group, Inc., 8.50%, Series A (Canada)	1,449,091

		9,973,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

93

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2017

(Unaudited)

Number of Shares				Value
	Preferred Stocks and Other Equity Interests (continued)
	Oil, Gas & Consumable Fuels—1.1%
255,000	NuStar Energy LP, 7.63%, Series B			$6,464,250
170,546	NuStar Energy LP, 8.50%, Series A			4,567,222
102,630	Targa Resources Partners LP, 9.00%, Series A			2,807,033
31,062	Tsakos Energy Navigation Ltd., 9.25%, Series E (Greece)			779,345

				14,617,850

	Thrifts & Mortgage Finance—0.8%
389,750	New York Community Bancorp, Inc., 6.38%, Series A			10,679,150

	Total Preferred Stocks and Other Equity Interests (Cost $736,867,563)			761,909,116

Principal Amount		Interest Rate	Maturity Date
	Corporate Bonds—42.3%
	Banks—9.6%
$8,395,000	BAC Capital Trust XIV, Series G	4.000%	09/29/2049	7,230,194
14,142,000	Goldman Sachs Capital II	4.000	12/29/2049	12,126,765
2,884,000	Goldman Sachs Capital III, Series APEX	4.000	09/29/2049	2,458,610
6,140,000	JPMorgan Chase Capital XXI, Series U(b)	2.120	02/02/2037	5,403,200
10,901,000	JPMorgan Chase Capital XXIII(b)	2.039	05/15/2047	9,511,122
9,550,000	Mellon Capital IV, Series 1	4.000	06/29/2049	8,224,937
15,121,000	State Street Corp.(b)	2.131	06/15/2037	13,206,606
12,500,000	SunTrust Banks, Inc., Series G	5.050	12/30/2165	12,500,000
11,610,000	USB Capital IX	3.500	10/29/2049	10,318,388
46,552,000	Wachovia Capital Trust III	5.570	03/29/2049	46,842,950

				127,822,772

	Diversified Financial Services—1.3%
2,645,000	GE Capital Trust I	6.375	11/15/2067	2,691,287
7,403,000	National Rural Utilities Cooperative Finance Corp.	4.750	04/30/2043	7,600,897
6,275,000	National Rural Utilities Cooperative Finance Corp.	5.250	04/20/2046	6,553,544

				16,845,728

	Electric—4.8%
12,510,000	Dominion Resources, Inc.	5.750	10/01/2054	13,148,660
22,653,000	Emera, Inc., Series 16-A (Canada)	6.750	06/15/2076	25,092,728
6,097,000	NextEra Energy Capital Holdings, Inc.(b)	3.215	10/01/2066	5,505,838
10,550,000	Southern Co. (The), Series B	5.500	03/15/2057	11,003,650
9,176,000	WEC Energy Group, Inc.	6.250	05/15/2067	8,648,380

				63,399,256

	Hand/Machine Tools—0.6%
7,480,000	Stanley Black & Decker, Inc.	5.750	12/15/2053	7,919,450

	Insurance—14.7%
15,234,000	Allstate Corp. (The)	5.750	08/15/2053	16,643,145
18,363,000	Chubb Corp. (The)(b)	3.408	04/15/2037	18,156,416
4,249,000	Everest Reinsurance Holdings, Inc.	6.600	05/15/2037	3,930,325
11,412,000	Genworth Holdings, Inc.(b)	3.042	11/15/2066	5,492,025
9,243,000	Hartford Financial Services Group, Inc. (The)	8.125	06/15/2038	9,866,902
13,775,000	Lincoln National Corp.(b)	3.399	05/17/2066	12,397,500
9,095,000	Lincoln National Corp.(b)	3.196	04/20/2067	7,867,175
7,558,000	Principal Financial Group, Inc.	4.700	05/15/2055	7,709,829
10,839,000	Prudential Financial, Inc.	8.875	06/15/2038	11,651,925
18,290,000	Prudential Financial, Inc.	5.875	09/15/2042	20,256,175
27,413,000	Prudential Financial, Inc.	5.625	06/15/2043	29,948,702
8,545,000	Prudential Financial, Inc.	5.200	03/15/2044	8,929,525
18,371,000	Prudential Financial, Inc.	5.375	05/15/2045	19,565,115
5,730,000	Reinsurance Group of America, Inc.(b)	3.796	12/15/2065	5,393,363

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

94

PowerShares Variable Rate Preferred Portfolio (VRP) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (continued)
	Insurance (continued)
$4,385,000	StanCorp Financial Group, Inc.	6.900%	06/01/2067	$3,968,425
13,321,000	Voya Financial, Inc.	5.650	05/15/2053	13,770,584

				195,547,131

	Media—1.9%
12,575,000	Viacom, Inc.	6.250	02/28/2057	12,999,406
12,250,000	Viacom, Inc.	5.875	02/28/2057	12,740,000

				25,739,406

	Miscellaneous Manufacturing—0.4%
5,145,000	General Electric Co., GMTN	6.375	11/15/2067	5,235,038

	Pipelines—9.0%
13,850,000	Enbridge, Inc., Series 16-A (Canada)	6.000	01/15/2077	14,380,372
9,845,000	Enterprise Products Operating LLC, Series A(b)	4.877	08/01/2066	9,881,919
12,887,000	Enterprise Products Operating LLC, Series B	7.034	01/15/2068	13,338,045
18,260,000	TransCanada Pipelines Ltd. (Canada)	6.350	05/15/2067	17,027,450
27,800,000	TransCanada Trust (Canada)	5.300	03/15/2077	28,138,785
13,260,000	TransCanada Trust (Canada)	5.625	05/20/2075	13,925,652
21,950,000	TransCanada Trust, Series 16-A (Canada)	5.875	08/15/2076	23,706,000

				120,398,223

	Total Corporate Bonds (Cost $540,567,083)			562,907,004

Number of Shares
	Money Market Fund—0.4%
5,203,039	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $5,203,039)			5,203,039

	Total Investments (Cost $1,282,637,685)—100.0%			1,330,019,159
	Other assets less liabilities—0.0%			544,446

	Net Assets—100.0%			$1,330,563,605

Investment Abbreviations:

GMTN—Global Medium-Term Note

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Variable rate coupon. Stated interest rate was in effect at April 30, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

95

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

April 30, 2017

(Unaudited)

Portfolio Composition
State Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Arizona	3.3
California	14.3
Colorado	3.1
Connecticut	3.1
Florida	14.7
Illinois	3.1
Indiana	3.1
Iowa	3.1
Maryland	3.6
Massachusetts	3.6
Michigan	3.1
Missouri	3.4
Nebraska	3.1
Nevada	3.1
New York	12.3
North Carolina	7.1
Tennessee	5.4
Other States Less Than 3% Each	6.5
Other Assets Less Liabilities	1.0

Schedule of Investments

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds—99.0%(b)
	College & University Revenue—9.2%
$2,500,000	Michigan State University (General Remarketed 2/25/15) Rev. Ser. 00A	0.910%	08/15/2030	$2,500,000
600,000	Rhode Island State Health & Educational Building Corp. (Catholic School Pool Program) Rev. Ser. 05A (LOC-Citizens Bank of Rhode Island)(c)	0.980	04/01/2035	600,000
2,500,000	University of Illinois (UIC South Campus Development) Ref. Ser. 08 (LOC-JPMorgan Chase Bank N.A.)(c)	0.920	01/15/2022	2,500,000
1,900,000	Waco Texas Educational Finance Corp. (Baylor University) Rev. Ref. Ser. 08A (LOC-The Bank of New York Mellon)(c)	0.920	02/01/2032	1,900,000

				7,500,000

	Electric Power Revenue—5.8%
2,500,000	Santa Clara California Electric Rev. Sub.-Ser. 08B (LOC-Bank Tokyo-Mitsubishi UFJ)(c)	0.920	07/01/2027	2,500,000
2,225,000	Sevier County Tennessee Public Building Auth. (Local Government Improvement Program) Ser. 10V-D-1 (LOC-Bank of America N.A.)(c)	0.920	06/01/2026	2,225,000

				4,725,000

	Health, Hospital, Nursing Home Revenue—31.9%
1,800,000	ABAG Finance Auth. For Nonprofit Corporations (Sharp HealthCare) Ser. 09A (LOC-Bank of America N.A.)(c)	0.900	08/01/2024	1,800,000
190,000	Arizona State Health Facilities Auth. (Banner Health) Ser. 08F (LOC-JPMorgan Chase Bank N.A.)(c)	0.900	01/01/2029	190,000
2,500,000	Arizona State Health Facilities Auth. (Dignity Health) Ser. 05B (LOC-JPMorgan Chase Bank N.A.)(c)	0.920	07/01/2035	2,500,000
2,500,000	Charlotte-Mecklenburg Hospital Auth. North Carolina Health Care System (Carolina-Remarketed) Rev. Ref. Ser. 07C	0.920	01/15/2037	2,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

96

PowerShares VRDO Tax-Free Weekly Portfolio (PVI) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds (continued)
	Health, Hospital, Nursing Home Revenue (continued)
$2,300,000	Cleveland-Cuyahoga County Ohio Port Auth. (Carnegie/89th Garage Project) Ser. 07 (LOC-JPMorgan Chase Bank N.A.)(c)	0.890%	01/01/2037	$2,300,000
2,500,000	Connecticut State Health & Educational Facilities Auth. (Yale New Heaven Hospital) Rev. Ser. 13O (LOC-Wells Fargo Bank N.A.)(c)	0.880	07/01/2053	2,500,000
195,000	DeKalb Georgia Private Hospital Auth. (Children’s Healthcare of Atlanta) Ser. 08	0.940	07/01/2042	195,000
2,500,000	Iowa State Finance Auth. Health Facilities (Unity Point Health) Rev. Ser. 13B-1 (LOC-Union Bank N.A.)(c)	0.920	02/15/2039	2,500,000
300,000	Louisiana State Public Facilities Auth. (Christus Health) Rev. Ref. Ser. 09B2 (LOC-The Bank of New York Mellon)(c)	0.900	07/01/2047	300,000
2,900,000	Maryland State Health & Higher Educational Facilities Auth. (University of Maryland Medical Systems) Rev. Ser. 07A (LOC-Wells Fargo Bank N.A.)(c)	0.920	07/01/2034	2,900,000
2,500,000	Massachusetts State Health & Educational Facilities Auth. (Partners Healthcare P-1-Remarketed 05/14/09) Rev. Ser. 97	0.900	07/01/2027	2,500,000
2,500,000	Missouri State Health & Educational Facilities Auth. (BJC Health System) Ser. 08C	0.880	05/15/2038	2,500,000
3,000,000	North Carolina Medical Care Commission Health Care Facilities (Pennybyrn at Maryfield) Ser. 05A	0.950	11/01/2034	3,000,000
135,000	University of North Carolina at Chapel Hill Rev. Ref. Ser. 03B	0.890	02/01/2029	135,000

				25,820,000

	Highway Tolls Revenue—3.1%
2,325,000	Bay Area California Auth. Toll Bridge Rev. Ser. 07 (LOC-Sumitomo Mitsui Banking)(c)	0.860	04/01/2047	2,325,000
185,000	Massachusetts State Department of Transportation Highway System (Contract Assistance-Remarketed 11/20/14) Rev. Ref. Ser. 10A7	0.900	01/01/2029	185,000

				2,510,000

	Hotel Occupancy Tax—0.4%
300,000	Kansas City Missouri Special Obligation (H. Roe Bartle) Ref. Ser. 08F (LOC-Sumitomo Mitsui Banking)(c)	0.940	04/15/2025	300,000

	Income Tax Revenue—2.5%
2,000,000	New York City Transitional Finance Auth. (Future Tax Secured) Rev. Sub.-Ser. 99-B3	0.920	11/01/2028	2,000,000

	Lease Revenue—2.8%
2,300,000	Orange County Florida School Board COP Ser. 08C (LOC-Bank of America N.A.)(c)	0.880	08/01/2025	2,300,000

	Local or GTD Housing—11.0%
2,500,000	Indianapolis Indiana Multifamily Housing (Capital Place-Convington) Rev. Ser. 08 (LOC-Fannie Mae)(c)	0.880	05/15/2038	2,500,000
2,500,000	Nebraska State Investment Finance Auth. Single Family Housing Rev. Ser. 10B GNMA	0.900	09/01/2038	2,500,000
2,450,000	New York State Housing Finance Agency (222 E 44th Street Housing) Rev. Ser. 15A (LOC-Bank of China Ltd.)(c)	0.980	05/01/2050	2,450,000
1,500,000	New York State Housing Finance Agency (Manhattan West Residential Housing) Ser. 15A (LOC-Bank of China Ltd.)(c)	1.000	11/01/2049	1,500,000

				8,950,000

	Miscellaneous Revenue—5.2%
1,990,000	Clarksville Tennessee Public Building Auth. (Pooled Financing Tennessee Municipal Bond Fund) Rev. Ser. 99 (LOC-Bank of America N.A.)(c)	0.930	06/01/2029	1,990,000
200,000	Montgomery County Tennessee Public Building Auth. (Pooled Funding Government Obligation-Tennessee County Loan Pool) Ser. 95 (LOC-Bank of America N.A.)(c)	0.930	03/01/2025	200,000
200,000	New York State Housing Finance Agency Service Contract (Remarketed 10/08/08) Rev. Ref. Ser. 03L (LOC-Bank of America N.A.)(c)	0.910	09/15/2021	200,000
1,800,000	New York State Urban Development Corp. (CVS Contract) Rev. Ref. Ser. 08A-1 (LOC-Wells Fargo Bank N.A.)(c)	0.920	01/01/2030	1,800,000

				4,190,000

	Multiple Utility Revenue—3.1%
2,500,000	Colorado Springs Colorado Utilities Improvement (Sub.-Lien) Rev. Ser. 06B	0.950	11/01/2036	2,500,000

	Port, Airport & Marina Revenue—3.1%
2,500,000	Clark County Nevada Appropriation (Sub.-Lien) Rev. Ser. 08D-3 (LOC-Bank of America N.A.)(c)	0.920	07/01/2029	2,500,000

	Sales Tax Revenue—9.4%
3,130,000	Florida State Department of Environmental Protection Preservation (Everglades Restoration) Rev. Ser. 07A AGC	0.940	07/01/2027	3,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

97

PowerShares VRDO Tax-Free Weekly Portfolio (PVI) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate(a)	Maturity Date	Value
	Municipal Bonds (continued)
	Sales Tax Revenue (continued)
$2,000,000	Nassau County Interim Finance Auth. (Sales Tax Secured) Ser. 08B	0.930%	11/15/2021	$2,000,000
2,500,000	San Diego County California Regional Transportation Commission (Limited Tax) Ser. 08C	0.890	04/01/2038	2,500,000

				7,630,000

	Sewer Revenue—3.1%
2,500,000	Irvine Ranch California Water District Ser. 95 (LOC-Sumitomo Mitsui Banking)(c)	0.880	01/01/2021	2,500,000

	Water Revenue—8.4%
100,000	Charlotte North Carolina Water & Sewer System Rev. Ser. 06B	0.880	07/01/2036	100,000
2,500,000	Florida Keys Aqueduct Auth. Water Rev. Ref. Ser. 08 (LOC-TD Bank N.A.)(c)	0.920	09/01/2035	2,500,000
2,500,000	JEA Florida Water & Sewer System Rev. Ser. 08B	0.920	10/01/2041	2,500,000
200,000	Massachusetts State Water Resources Auth. (Remarketed 05/07/11) Ref. Ser. 08C-2	0.910	11/01/2026	200,000
1,500,000	West Palm Beach Florida Utility System Rev. Ser. 08C AGC	0.950	10/01/2038	1,500,000

				6,800,000

	Total Investments (Cost $80,225,000)(d)—99.0%			80,225,000
	Other assets less liabilities—1.0%			790,686

	Net Assets—100.0%			$81,015,686

Investment Abbreviations:

AGC—Assured Guaranty Corp.

Auth.—Authority

COP—Certificate of Participation

GNMA—Government National Mortgage Association

GTD—Grant To Date

LOC—Letter of Credit

Ref.—Refunding

Rev.—Revenue

Ser.—Series

Sub.—Subordinated

Notes to Schedule of Investments:

(a)	Variable rate coupon. Stated interest rate was in effect at April 30, 2017.
(b)	Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.
(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	The following table provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio, as of April 30, 2017. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Bank of America N.A.	14.0%
JPMorgan Chase Bank N.A.	9.3
Wells Fargo Bank N.A.	9.0
Sumitomo Mitsui Banking	6.4
Assured Guaranty Corp.	5.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

98

(This Page Intentionally Left Blank)

99

Statements of Assets and Liabilities

April 30, 2017

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	PowerShares CEF Income Composite Portfolio (PCEF)
Assets:
Unaffiliated investments, at value(a)	$184,817,754	$932,886,094	$169,241,889	$668,414,237
Affiliated investments, at value	515,882	4,280,059	—	13,474,978

Total investments, at value	185,333,636	937,166,153	169,241,889	681,889,215
Cash	—	—	2,372,070	—
Cash segregated as collateral	—	—	—	—
Foreign currencies, at value	—	—	—	—
Receivables:
Dividends and interest	1,677,463	14,145,961	2,287,421	928,850
Investments sold	—	6,738,752	—	—
Shares sold	—	22,232	—	—
Securities lending	—	—	—	—

Total Assets	187,011,099	958,073,098	173,901,380	682,818,065

Liabilities:
Due to custodian	328,361	3,396,222	—	4,364,767
Payables:
Shares repurchased	—	7,410,664	—	—
Investments purchased	—	—	1,215,580	—
Collateral upon receipt of securities in-kind	—	—	—	—
Collateral upon return of securities loaned	—	—	—	—
Accrued unitary management fees	38,819	220,597	39,785	275,782
Accrued expenses	—	—	—	—

Total Liabilities	367,180	11,027,483	1,255,365	4,640,549

Net Assets	$186,643,919	$947,045,615	$172,646,015	$678,177,516

Net Assets Consist of:
Shares of beneficial interest	$193,034,399	$908,870,353	$173,946,963	$679,043,561
Undistributed net investment income.	(43,166)	(66,807)	(33,588)	(3,766,389)
Undistributed net realized gain (loss)	(1,410,312)	(3,536,092)	(1,278,766)	(29,102,950)
Net unrealized appreciation (depreciation)	(4,937,002)	41,778,161	11,406	32,003,294

Net Assets	$186,643,919	$947,045,615	$172,646,015	$678,177,516

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,750,000	31,950,000	6,750,000	28,800,000
Net asset value	$32.46	$29.64	$25.58	$23.55

Market price	$32.48	$29.47	$25.51	$23.56

Unaffiliated investments, at cost	$189,754,756	$891,107,933	$169,230,483	$636,794,486

Affiliated investments, at cost	$515,882	$4,280,059	$—	$13,091,435

Total investments, at cost	$190,270,638	$895,387,992	$169,230,483	$649,885,921

Foreign currencies, at cost	$—	$—	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

100

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

$39,850,439	$4,234,189,873	$1,103,745,612	$40,435,083
—	108,400,420	4,011,555	117,713

39,850,439	4,342,590,293	1,107,757,167	40,552,796
—	—	—	14,889
—	26,656,407	765,616	—
170,362	—	—	—

511,572	55,456,324	15,184,144	381,481
842,828	—	19,042,916	—
—	51,885,751	13,810,003	—
—	35,221	—	—

41,375,201	4,476,623,996	1,156,559,846	40,949,166

505,622	15,885,833	4,051,131	—

—	—	16,881,531	—
26	51,422,735	15,874,082	103,272
—	26,656,407	765,616	—
—	82,726,978	—	—
14,607	1,718,314	461,833	7,511
—	—	2,355	—

520,255	178,410,267	38,036,548	110,783

$40,854,946	$4,298,213,729	$1,118,523,298	$40,838,383

$50,151,927	$4,351,770,916	$1,096,564,861	$40,626,069
(20,101)	(643,055)	(364,030)	6,127
(6,351,262)	(88,893,114)	3,236,926	(4,438)
(2,925,618)	35,978,982	19,085,541	210,625

$40,854,946	$4,298,213,729	$1,118,523,298	$40,838,383

1,850,000	146,100,000	58,900,000	1,600,000
$22.08	$29.42	$18.99	$25.52

$22.19	$29.47	$18.98	$25.47

$42,774,487	$4,198,210,891	$1,084,660,071	$40,224,458

$—	$108,400,420	$4,011,555	$117,713

$42,774,487	$4,306,611,311	$1,088,671,626	$40,342,171

$170,533	$—	$—	$—

$—	$80,907,788	$—	$—

101

Statements of Assets and Liabilities (continued)

April 30, 2017

(Unaudited)

	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Assets:
Unaffiliated investments, at value(a)	$157,013,120	$174,540,320	$27,195,663	$1,423,285,018
Affiliated investments, at value	6,448,132	252,760	367,231	—

Total investments, at value	163,461,252	174,793,080	27,562,894	1,423,285,018
Cash	—	—	—	1,941,309
Cash segregated as collateral	3,306,251	—	—	—
Foreign currencies, at value	—	91,624	—	—
Receivables:
Dividends and interest	2,737,133	2,248,002	241,006	17,939,558
Investments sold	—	15	—	16,906,467
Shares sold	5,035,993	—	—	9,429
Securities lending	—	—	—	—
Foreign tax reclaims	—	81,794	—	—

Total Assets	174,540,629	177,214,515	27,803,900	1,460,081,781

Liabilities:
Due to custodian	282,786	219,894	40,557	—
Payables:
Shares repurchased	—	—	—	3,771,515
Investments purchased	6,927,999	52	301,864	12,733,006
Collateral upon receipt of securities in-kind	3,306,251	—	—	—
Collateral upon return of securities loaned	—	—	—	—
Accrued unitary management fees	43,533	69,977	4,896	334,907
Accrued expenses	—	—	—	—

Total Liabilities	10,560,569	289,923	347,317	16,839,428

Net Assets	$163,980,060	$176,924,592	$27,456,583	$1,443,242,353

Net Assets Consist of:
Shares of beneficial interest	$163,189,529	$191,121,219	$27,431,654	$1,412,823,983
Undistributed net investment income.	(215,181)	(115,885)	(2,805)	63,676
Undistributed net realized gain (loss)	(276,465)	(4,701,621)	(5,115)	2,815,353
Net unrealized appreciation (depreciation)	1,282,177	(9,379,121)	32,849	27,539,341

Net Assets	$163,980,060	$176,924,592	$27,456,583	$1,443,242,353

Shares outstanding (unlimited amount authorized, $0.01 par value)	6,700,000	6,950,000	1,100,000	57,400,000
Net asset value	$24.47	$25.46	$24.96	$25.14

Market price	$24.54	$25.50	$24.95	$25.05

Unaffiliated investments, at cost	$155,730,943	$183,961,003	$27,162,814	$1,395,745,677

Affiliated investments, at cost	$6,448,132	$252,760	$367,231	$—

Total investments, at cost	$162,179,075	$184,213,763	$27,530,045	$1,395,745,677

Foreign currencies, at cost	$—	$90,726	$—	$—

(a) Includes securities on loan with an aggregate value of:	$—	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

102

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	PowerShares Preferred Portfolio (PGX)	PowerShares Treasury Collateral Portfolio (CLTL)	PowerShares Variable Rate Preferred Portfolio (VRP)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

$63,103,469	$4,863,747,093	$369,040,348	$1,324,816,120	$80,225,000
—	80,110,342	1,061,073	5,203,039	—

63,103,469	4,943,857,435	370,101,421	1,330,019,159	80,225,000
5,864	—	—	—	741,421
—	6,639	—	1,364,614	—
—	—	—	—	—

829,513	12,976,240	561,358	9,214,921	65,869
—	4,717,494	65,533,595	—	—
—	9,709,739	—	16,058,234	—
—	254,015	—	—	—
—	2,671	—	—	—

63,938,846	4,971,524,233	436,196,374	1,356,656,928	81,032,290

—	22,503,465	—	5,271,435	—

—	—	—	—	—
—	11,424,901	64,920,120	18,929,895	—
—	6,639	—	1,364,614	—
—	63,339,472	—	—	—
14,737	1,967,468	24,068	525,024	16,604
—	—	—	2,355	—

14,737	99,241,945	64,944,188	26,093,323	16,604

$63,924,109	$4,872,282,288	$371,252,186	$1,330,563,605	$81,015,686

$63,262,424	$4,865,098,024	$370,858,111	$1,286,789,378	$81,019,910
(12,781)	2,549,766	588,680	(1,185,231)	(4,220)
(312,201)	(73,120,238)	(16,249)	(2,422,016)	(4)
986,667	77,754,736	(178,356)	47,381,474	—

$63,924,109	$4,872,282,288	$371,252,186	$1,330,563,605	$81,015,686

2,650,000	326,050,000	3,520,001	51,800,000	3,250,000
$24.12	$14.94	$105.47	$25.69	$24.93

$24.08	$14.96	$105.49	$25.71	$24.92

$62,116,802	$4,785,992,357	$369,218,704	$1,277,434,646	$80,225,000

$—	$80,110,342	$1,061,073	$5,203,039	$—

$62,116,802	$4,866,102,699	$370,279,777	$1,282,637,685	$80,225,000

$—	$—	$—	$—	$—

$—	$61,171,364	$—	$—	$—

103

Statements of Operations

For the six months ended April 30, 2017

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)	PowerShares Build America Bond Portfolio (BAB)	PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	PowerShares CEF Income Composite Portfolio (PCEF)
Investment Income:
Unaffiliated interest income	$2,196,185	$21,696,229	$2,591,109	$—
Unaffiliated dividend income	—	—	—	23,436,095
Affiliated dividend income	807	27,891	—	278,343
Securities lending income	—	—	—	—
Foreign withholding tax	—	—	—	—

Total Income	2,196,992	21,724,120	2,591,109	23,714,438

Expenses:
Unitary management fees	242,116	1,376,167	251,062	1,625,682
Tax expenses	—	—	—	—

Total Expenses	242,116	1,376,167	251,062	1,625,682

Less: Waivers	(322)	(14,562)	—	(886)

Net Expenses	241,794	1,361,605	251,062	1,624,796

Net Investment Income	1,955,198	20,362,515	2,340,047	22,089,642

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(145,157)	(3,562,631)	404,068	(4,790,783)
In-kind redemptions	(593,547)	39,321	—	3,759,678
Distributions of underlying fund shares	—	—	—	176,084
Foreign currencies	—	—	—	—

Net realized gain (loss)	(738,704)	(3,523,310)	404,068	(855,021)

Change in net unrealized appreciation (depreciation) on:
Investment securities	(8,597,378)	(33,943,166)	(4,689,715)	42,207,223
Foreign currencies	—	—	—	—

Net change in unrealized appreciation (depreciation)	(8,597,378)	(33,943,166)	(4,689,715)	42,207,223

Net realized and unrealized gain (loss)	(9,336,082)	(37,466,476)	(4,285,647)	41,352,202

Net increase (decrease) in net assets resulting from operations	$(7,380,884)	$(17,103,961)	$(1,945,600)	$63,441,844

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

104

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

$847,585	$110,310,450	$28,308,329	$771,562
—	—	—	—
504	43,793	11,098	428
—	236,401	—	—
(3,214)	—	—	—

844,875	110,590,644	28,319,427	771,990

97,136	9,762,612	2,864,421	61,286
—	—	2,355	—

97,136	9,762,612	2,866,776	61,286

(245)	(15,875)	(4,677)	(209)

96,891	9,746,737	2,862,099	61,077

747,984	100,843,907	25,457,328	710,913

(2,468,999)	(21,349,652)	612,144	27,346
—	13,478,498	25,035,946	29,511
—	—	—	—
(34,493)	—	—	—

(2,503,492)	(7,871,154)	25,648,090	56,857

892,941	(46,167,433)	(12,567,746)	(898,917)
7,315	—	—	—

900,256	(46,167,433)	(12,567,746)	(898,917)

(1,603,236)	(54,038,587)	13,080,344	(842,060)

$(855,252)	$46,805,320	$38,537,672	$(131,147)

105

Statements of Operations (continued)

For the six months ended April 30, 2017

(Unaudited)

	PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	PowerShares International Corporate Bond Portfolio (PICB)	PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Investment Income:
Unaffiliated interest income	$3,445,397	$1,817,519	$254,249	$22,652,247
Unaffiliated dividend income	—	—	—	—
Affiliated dividend income	7,534	710	925	—
Securities lending income	—	—	—	—
Foreign withholding tax	(4,236)	(12,050)	—	—

Total Income	3,448,695	1,806,179	255,174	22,652,247

Expenses:
Unitary management fees	197,522	411,625	28,266	1,871,144
Tax expenses	—	—	—	—

Total Expenses	197,522	411,625	28,266	1,871,144

Less: Waivers	(2,794)	(353)	(398)	—

Net Expenses	194,728	411,272	27,868	1,871,144

Net Investment Income	3,253,967	1,394,907	227,306	20,781,103

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	718,938	(526,139)	20,554	4,119,971
In-kind redemptions	—	(4,079,294)	—	—
Foreign currencies	—	(96,188)	—	—

Net realized gain (loss)	718,938	(4,701,621)	20,554	4,119,971

Change in net unrealized appreciation (depreciation) on:
Investment securities	670,848	6,124,962	(109,575)	(34,435,587)
Foreign currencies	—	142,275	—	—

Net change in unrealized appreciation (depreciation)	670,848	6,267,237	(109,575)	(34,435,587)

Net realized and unrealized gain (loss)	1,389,786	1,565,616	(89,021)	(30,315,616)

Net increase (decrease) in net assets resulting from operations	$4,643,753	$2,960,523	$138,285	$(9,534,513)

(a)	For the period January 10, 2017 (commencement of investment operations) through April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

106

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	PowerShares Preferred Portfolio (PGX)	PowerShares Treasury Collateral Portfolio (CLTL)(a)	PowerShares Variable Rate Preferred Portfolio (VRP)	PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

$1,056,555	$—	$661,323	$10,812,787	$248,791
—	141,400,419	—	17,567,996	—
—	21,311	5,338	8,203	—
—	1,930,322	—	—	—
—	(10,016)	—	—	—

1,056,555	143,342,036	666,661	28,388,986	248,791

87,682	11,118,958	79,948	2,610,466	89,074
—	—	—	2,355	—

87,682	11,118,958	79,948	2,612,821	89,074

—	(6,912)	(1,967)	(3,220)	—

87,682	11,112,046	77,981	2,609,601	89,074

968,873	132,229,990	588,680	25,779,385	159,717

268,485	(12,562,965)	(16,249)	(1,708,528)	(4)
—	2,094,827	—	207,881	—
—	—	—	—	—

268,485	(10,468,138)	(16,249)	(1,500,647)	(4)

(1,593,891)	(8,737,460)	(178,356)	24,708,631	—
—	—	—	—	—

(1,593,891)	(8,737,460)	(178,356)	24,708,631	—

(1,325,406)	(19,205,598)	(194,605)	23,207,984	(4)

$(356,533)	$113,024,392	$394,075	$48,987,369	$159,713

107

Statements of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares 1-30 Laddered Treasury Portfolio (PLW)		PowerShares Build America Bond Portfolio (BAB)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$1,955,198	$4,569,492	$20,362,515	$35,952,968
Net realized gain (loss)	(738,704)	10,080,039	(3,523,310)	4,593
Net change in unrealized appreciation (depreciation)	(8,597,378)	683,766	(33,943,166)	36,415,568

Net increase (decrease) in net assets resulting from operations	(7,380,884)	15,333,297	(17,103,961)	72,373,129

Distributions to Shareholders from:
Net investment income	(1,998,364)	(4,583,798)	(20,429,322)	(36,098,186)
Return of capital	—	—	—	—

Total distributions to shareholders	(1,998,364)	(4,583,798)	(20,429,322)	(36,098,186)

Shareholder Transactions:
Proceeds from shares sold	11,268,386	84,560,450	3,064,317	366,831,325
Value of shares repurchased	(36,716,740)	(141,116,828)	(89,856,627)	(10,287,020)
Transaction fees	—	—	691,921	1,019,948

Net increase (decrease) in net assets resulting from shares transactions	(25,448,354)	(56,556,378)	(86,100,389)	357,564,253

Increase (Decrease) in Net Assets	(34,827,602)	(45,806,879)	(123,633,672)	393,839,196

Net Assets:
Beginning of period	221,471,521	267,278,400	1,070,679,287	676,840,091

End of period	$186,643,919	$221,471,521	$947,045,615	$1,070,679,287

Undistributed net investment income at end of period	$(43,166)	$—	$(66,807)	$—

Changes in Shares Outstanding:
Shares sold	350,000	2,500,000	100,000	12,000,000
Shares repurchased	(1,150,000)	(4,150,000)	(3,050,000)	(350,000)
Shares outstanding, beginning of period	6,550,000	8,200,000	34,900,000	23,250,000

Shares outstanding, end of period	5,750,000	6,550,000	31,950,000	34,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

108

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)		PowerShares CEF Income Composite Portfolio (PCEF)		PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)		PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)
April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$2,340,047	$3,933,268	$22,089,642	$37,094,240	$747,984	$1,964,049	$100,843,907	$159,962,436
404,068	156,626	(855,021)	(11,577,880)	(2,503,492)	(3,687,820)	(7,871,154)	19,192,839
(4,689,715)	1,450,367	42,207,223	32,412,423	900,256	(602,924)	(46,167,433)	157,500,059

(1,945,600)	5,540,261	63,441,844	57,928,783	(855,252)	(2,326,695)	46,805,320	336,655,334

(2,373,635)	(3,933,268)	(25,856,031)	(38,325,657)	(768,085)	—	(102,364,484)	(160,711,766)
—	(31,261)	—	(11,635,257)	—	(1,961,665)	—	—

(2,373,635)	(3,964,529)	(25,856,031)	(49,960,914)	(768,085)	(1,961,665)	(102,364,484)	(160,711,766)

18,917,822	88,924,511	27,475,885	51,120,858	8,847,409	5,712,969	631,893,899	1,817,405,729
(31,699,167)	(10,467,305)	(29,357,246)	(45,299,178)	(16,538,569)	(33,420,127)	(403,717,652)	(521,137,848)
126,543	218,389	—	—	104,780	195,665	—	—

(12,654,802)	78,675,595	(1,881,361)	5,821,680	(7,586,380)	(27,511,493)	228,176,247	1,296,267,881

(16,974,037)	80,251,327	35,704,452	13,789,549	(9,209,717)	(31,799,853)	172,617,083	1,472,211,449

189,620,052	109,368,725	642,473,064	628,683,515	50,064,663	81,864,516	4,125,596,646	2,653,385,197

$172,646,015	$189,620,052	$678,177,516	$642,473,064	$40,854,946	$50,064,663	$4,298,213,729	$4,125,596,646

$(33,588)	$—	$(3,766,389)	$—	$(20,101)	$—	$(643,055)	$877,522

750,000	3,350,000	1,200,000	2,350,000	400,000	250,000	21,800,000	62,400,000
(1,250,000)	(400,000)	(1,300,000)	(2,150,000)	(750,000)	(1,450,000)	(14,100,000)	(18,500,000)
7,250,000	4,300,000	28,900,000	28,700,000	2,200,000	3,400,000	138,400,000	94,500,000

6,750,000	7,250,000	28,800,000	28,900,000	1,850,000	2,200,000	146,100,000	138,400,000

109

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)		PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$25,457,328	$37,913,482	$710,913	$1,112,065
Net realized gain (loss)	25,648,090	(16,764,677)	56,857	(40,240)
Net change in unrealized appreciation (depreciation)	(12,567,746)	48,202,775	(898,917)	1,089,201

Net increase (decrease) in net assets resulting from operations	38,537,672	69,351,580	(131,147)	2,161,026

Distributions to Shareholders from:
Net investment income	(25,821,358)	(37,984,421)	(704,786)	(1,112,065)
Net realized gains	—	—	—	—
Return of capital	—	—	—	(6,736)

Total distributions to shareholders	(25,821,358)	(37,984,421)	(704,786)	(1,118,801)

Shareholder Transactions:
Proceeds from shares sold	548,533,785	756,314,570	7,591,156	23,044,431
Value of shares repurchased	(530,863,979)	(365,845,423)	(24,070,870)	—
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	17,669,806	390,469,147	(16,479,714)	23,044,431

Increase (Decrease) in Net Assets	30,386,120	421,836,306	(17,315,647)	24,086,656

Net Assets:
Beginning of period	1,088,137,178	666,300,872	58,154,030	34,067,374

End of period	$1,118,523,298	$1,088,137,178	$40,838,383	$58,154,030

Undistributed net investment income at end of period	$(364,030)	$—	$6,127	$—

Changes in Shares Outstanding:
Shares sold	29,200,000	41,700,000	300,000	900,000
Shares repurchased	(28,200,000)	(20,300,000)	(950,000)	—
Shares outstanding, beginning of period	57,900,000	36,500,000	2,250,000	1,350,000

Shares outstanding, end of period	58,900,000	57,900,000	1,600,000	2,250,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

110

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)		PowerShares International Corporate Bond Portfolio (PICB)		PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)		PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$3,253,967	$2,650,366	$1,394,907	$3,706,067	$227,306	$236,488	$20,781,103	$38,124,263
718,938	95,869	(4,701,621)	(8,035,278)	20,554	(29,417)	4,119,971	3,949,289
670,848	1,099,407	6,267,237	1,866,612	(109,575)	149,321	(34,435,587)	15,301,328

4,643,753	3,845,642	2,960,523	(2,462,599)	138,285	356,392	(9,534,513)	57,374,880

(3,469,148)	(2,650,366)	(1,510,792)	—	(230,111)	(237,571)	(20,717,427)	(38,124,263)
—	—	—	—	—	(7,046)	—	—
—	(40,811)	—	(3,733,321)	—	(1,098)	—	(189,479)

(3,469,148)	(2,691,177)	(1,510,792)	(3,733,321)	(230,111)	(245,715)	(20,717,427)	(38,313,742)

93,942,959	44,041,238	51,193,011	17,463,182	4,994,904	17,419,435	203,874,941	469,907,438
—	(3,362,542)	(36,266,452)	(40,184,962)	—	(1,246,709)	(110,600,262)	(7,925,010)
—	—	9,244	3,083	—	—	586,578	1,194,581

93,942,959	40,678,696	14,935,803	(22,718,697)	4,994,904	16,172,726	93,861,257	463,177,009

95,117,564	41,833,161	16,385,534	(28,914,617)	4,903,078	16,283,403	63,609,317	482,238,147

68,862,496	27,029,335	160,539,058	189,453,675	22,553,505	6,270,102	1,379,633,036	897,394,889

$163,980,060	$68,862,496	$176,924,592	$160,539,058	$27,456,583	$22,553,505	$1,443,242,353	$1,379,633,036

$(215,181)	$—	$(115,885)	$—	$(2,805)	$—	$63,676	$—

3,850,000	1,850,000	2,050,000	650,000	200,000	700,000	8,150,000	18,250,000
—	(150,000)	(1,500,000)	(1,550,000)	—	(50,000)	(4,450,000)	(300,000)
2,850,000	1,150,000	6,400,000	7,300,000	900,000	250,000	53,700,000	35,750,000

6,700,000	2,850,000	6,950,000	6,400,000	1,100,000	900,000	57,400,000	53,700,000

111

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)		PowerShares Preferred Portfolio (PGX)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$968,873	$1,779,763	$132,229,990	$223,181,740
Net realized gain (loss)	268,485	491,670	(10,468,138)	8,413,389
Net change in unrealized appreciation (depreciation)	(1,593,891)	329,137	(8,737,460)	24,855,342

Net increase (decrease) in net assets resulting from operations	(356,533)	2,600,570	113,024,392	256,450,471

Distributions to Shareholders from:
Net investment income	(981,654)	(1,779,763)	(129,680,224)	(226,731,995)
Return of capital	—	(12,981)	—	—

Total distributions to shareholders	(981,654)	(1,792,744)	(129,680,224)	(226,731,995)

Shareholder Transactions:
Proceeds from shares sold	1,199,406	15,018,293	521,288,498	1,874,743,397
Value of shares repurchased	—	(2,455,728)	(363,194,885)	(290,708,764)

Net increase (decrease) in net assets resulting from shares transactions	1,199,406	12,562,565	158,093,613	1,584,034,633

Increase (Decrease) in Net Assets	(138,781)	13,370,391	141,437,781	1,613,753,109

Net Assets:
Beginning of period	64,062,890	50,692,499	4,730,844,507	3,117,091,398

End of period	$63,924,109	$64,062,890	$4,872,282,288	$4,730,844,507

Undistributed net investment income at end of period	$(12,781)	$—	$2,549,766	$—

Changes in Shares Outstanding:
Shares sold	50,000	600,000	35,200,000	124,900,000
Shares repurchased	—	(100,000)	(25,350,000)	(19,550,000)
Shares outstanding, beginning of period	2,600,000	2,100,000	316,200,000	210,850,000

Shares outstanding, end of period	2,650,000	2,600,000	326,050,000	316,200,000

(a)	For the period January 10, 2017 (commencement of investment operations) through April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

112

PowerShares Treasury Collateral Portfolio (CLTL)	PowerShares Variable Rate Preferred Portfolio (VRP)		PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
April 30, 2017(a)	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$588,680	$25,779,385	$31,368,685	$159,717	$43,358
(16,249)	(1,500,647)	(111,445)	(4)	950
(178,356)	24,708,631	29,032,847	—	—

394,075	48,987,369	60,290,087	159,713	44,308

—	(26,964,616)	(31,532,782)	(163,937)	(44,304)
—	—	—	—	(2,604)

—	(26,964,616)	(31,532,782)	(163,937)	(46,908)

370,858,111	411,925,498	491,717,702	22,435,547	7,477,888
—	(2,444,324)	(18,480,727)	(1,246,225)	(28,654,688)

370,858,111	409,481,174	473,236,975	21,189,322	(21,176,800)

371,252,186	431,503,927	501,994,280	21,185,098	(21,179,400)

—	899,059,678	397,065,398	59,830,588	81,009,988

$371,252,186	$1,330,563,605	$899,059,678	$81,015,686	$59,830,588

$588,680	$(1,185,231)	$—	$(4,220)	$—

3,520,001	16,400,000	20,000,000	900,000	300,000
—	(100,000)	(800,000)	(50,000)	(1,150,000)
—	35,500,000	16,300,000	2,400,000	3,250,000

3,520,001	51,800,000	35,500,000	3,250,000	2,400,000

113

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio (PLW)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$33.81		$32.59	$31.96	$30.41	$32.96		$31.40
Net investment income(a)	0.32		0.65	0.70	0.76	0.74		0.76
Net realized and unrealized gain (loss) on investments	(1.34)		1.22	0.63	1.54	(2.55)		1.59
Total from investment operations	(1.02)		1.87	1.33	2.30	(1.81)		2.35
Distributions to shareholders from:
Net investment income	(0.33)		(0.65)	(0.70)	(0.75)	(0.74)		(0.79)
Net realized gains	—		—	—	—	(0.00	)(b)	—
Total distributions	(0.33)		(0.65)	(0.70)	(0.75)	(0.74)		(0.79)
Net asset value at end of period	$32.46		$33.81	$32.59	$31.96	$30.41		$32.96
Market price at end of period(c)	$32.48		$33.84	$32.60	$31.97	$30.40		$32.92
Net Asset Value Total Return(d)	(3.01)%		5.76%	4.18%	7.71%	(5.55)%		7.56%
Market Price Total Return(d)	(3.03)%		5.82%	4.18%	7.77%	(5.47)%		6.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$186,644		$221,472	$267,278	$279,635	$150,540		$166,458
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%		0.25%
Net investment income	2.02	%(e)	1.94%	2.14%	2.47%	2.33%		2.34%
Portfolio turnover rate(f)	4%		6%	7%	5%	5%		4%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Build America Bond Portfolio (BAB)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$30.68		$29.11		$29.77	$27.90	$30.19	$28.16
Net investment income(a)	0.61		1.26		1.37	1.40	1.42	1.45
Net realized and unrealized gain (loss) on investments	(1.06)		1.54		(0.71)	1.87	(2.29)	2.06
Total from investment operations	(0.45)		2.80		0.66	3.27	(0.87)	3.51
Distributions to shareholders from:
Net investment income	(0.61)		(1.27)		(1.37)	(1.40)	(1.42)	(1.48)
Transaction fees(a)	0.02		0.04		0.05	—	—	—
Net asset value at end of period	$29.64		$30.68		$29.11	$29.77	$27.90	$30.19
Market price at end of period(b)	$29.47		$30.74		$29.17	$29.76	$27.79	$30.16
Net Asset Value Total Return(c)	(1.38)%		9.93%		2.40%	12.03%	(3.00)%	12.74%
Market Price Total Return(c)	(2.12)%		9.90%		2.65%	12.44%	(3.28)%	12.54%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$947,046		$1,070,679		$676,840	$695,156	$683,643	$1,070,328
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(d)(e)	0.27%		0.28%	0.27%	0.28%	0.28%
Expenses, prior to Waivers	0.28	%(d)(e)	0.28%		0.28%	0.28%	0.28%	0.31%
Net investment income, after Waivers	4.14	%(e)	4.14%		4.59%	4.86%	4.80%	4.92%
Portfolio turnover rate(f)	3%		0	%(g)	9%	7%	5%	2%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(g)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

114

Financial Highlights (continued)

PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015		2014	2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$26.15		$25.43	$25.45		$23.50	$25.34		$23.80
Net investment income(a)	0.33		0.74	0.82		0.97	0.91		0.99
Net realized and unrealized gain (loss) on investments	(0.59)		0.70	(0.06)		1.91	(1.84)		1.54
Total from investment operations	(0.26)		1.44	0.76		2.88	(0.93)		2.53
Distributions to shareholders from:
Net investment income	(0.33)		(0.75)	(0.83)		(0.97)	(0.91)		(0.99)
Return of capital	—		(0.01)	(0.00	)(b)	(0.02)	(0.00	)(b)	—
Total distributions	(0.33)		(0.76)	(0.83)		(0.99)	(0.91)		(0.99)
Transaction fees(a)	0.02		0.04	0.05		0.06	—		—
Net asset value at end of period	$25.58		$26.15	$25.43		$25.45	$23.50		$25.34
Market price at end of period(c)	$25.51		$26.21	$25.50		$25.61	$23.42		$25.34
Net Asset Value Total Return(d)	(0.89)%		5.84%	3.25%		12.75%	(3.74)%		10.83%
Market Price Total Return(d)	(1.38)%		5.79%	2.87%		13.84%	(4.06)%		10.83%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$172,646		$189,620	$109,369		$66,169	$61,108		$63,338
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28%		0.26%	0.30%		0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%	0.28%		0.26%	0.30%		0.31%
Net investment income, after Waivers	2.61	%(e)	2.81%	3.23%		3.95%	3.70%		3.98%
Portfolio turnover rate(f)	13%		6%	3%		28%	1%		6%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

115

Financial Highlights (continued)

PowerShares CEF Income Composite Portfolio (PCEF)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$22.23		$21.91	$24.41	$24.40	$25.47	$23.84
Net investment income(a)	0.76		1.30	1.53	1.36	1.21	1.40
Net realized and unrealized gain (loss) on investments	1.45		0.77	(2.07)	0.58	(0.31)	4.28
Total from investment operations	2.21		2.07	(0.54)	1.94	0.90	5.68
Distributions to shareholders from:
Net investment income	(0.89)		(1.34)	(1.49)	(1.75)	(1.49)	(3.83)
Net realized gains	—		—	—	(0.18)	—	—
Return of capital	—		(0.41)	(0.47)	—	(0.48)	(0.22)
Total distributions	(0.89)		(1.75)	(1.96)	(1.93)	(1.97)	(4.05)
Net asset value at end of period	$23.55		$22.23	$21.91	$24.41	$24.40	$25.47
Market price at end of period(b)	$23.56		$22.23	$21.85	$24.42	$24.40	$25.52
Net Asset Value Total Return(c)	10.19%		10.11%	(2.31)%	8.23%	3.64%	16.20%
Market Price Total Return(c)	10.23%		10.41%	(2.62)%	8.27%	3.43%	16.32%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$678,178		$642,473	$628,684	$619,913	$469,789	$369,266
Ratio to average net assets of:
Expenses(d)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	6.79	%(e)	5.99%	6.61%	5.54%	4.82%	5.67%
Portfolio turnover rate(f)	7%		20%	20%	19%	33%	22%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

116

Financial Highlights (continued)

PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$22.76		$24.08	$25.03	$25.23	$24.42	$23.57
Net investment income(a)	0.38		0.77	0.77	0.81	0.82	0.77
Net realized and unrealized gain (loss) on investments	(0.72)		(1.40)	(1.09)	(0.34)	0.59	0.77
Total from investment operations	(0.34)		(0.63)	(0.32)	0.47	1.41	1.54
Distributions to shareholders from:
Net investment income	(0.39)		—	(0.17)	(0.69)	(0.82)	(0.81)
Return of capital	—		(0.77)	(0.60)	(0.11)	—	(0.02)
Total distributions	(0.39)		(0.77)	(0.77)	(0.80)	(0.82)	(0.83)
Transaction fees(a)	0.05		0.08	0.14	0.13	0.22	0.14
Net asset value at end of period	$22.08		$22.76	$24.08	$25.03	$25.23	$24.42
Market price at end of period(b)	$22.19		$22.71	$23.97	$24.88	$25.41	$24.57
Net Asset Value Total Return(c)	(1.27)%		(2.28)%	(0.71)%	2.45%	6.77%	7.26%
Market Price Total Return(c)	(0.56)%		(2.02)%	(0.56)%	1.12%	6.85%	7.21%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,855		$50,065	$81,865	$166,451	$107,213	$17,093
Ratio to average net assets of:
Expenses	0.45	%(d)	0.45%	0.45%	0.45%	0.45%	0.45	%(e)
Net investment income	3.47	%(d)	3.31%	3.16%	3.24%	3.30%	3.21%
Portfolio turnover rate(f)	16%		22%	26%	34%	25%	12%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

117

Financial Highlights (continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$29.81		$28.08	$29.03	$27.93	$31.00	$27.42
Net investment income(a)	0.74		1.46	1.48	1.28	1.30	1.44
Net realized and unrealized gain (loss) on investments	(0.38)		1.74	(0.97)	1.10	(3.08)	3.60
Total from investment operations	0.36		3.20	0.51	2.38	(1.78)	5.04
Distributions to shareholders from:
Net investment income	(0.75)		(1.47)	(1.46)	(1.28)	(1.29)	(1.46)
Net asset value at end of period	$29.42		$29.81	$28.08	$29.03	$27.93	$31.00
Market price at end of period(b)	$29.47		$29.70	$28.02	$29.08	$27.92	$31.11
Net Asset Value Total Return(c)	1.30%		11.79%	1.87%	8.77%	(5.85)%	19.02%
Market Price Total Return(c)	1.85%		11.61%	1.49%	9.00%	(6.22)%	19.30%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,298,214		$4,125,597	$2,653,385	$2,429,411	$2,008,276	$2,808,786
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.16	%(d)	5.06%	5.25%	4.52%	4.37%	5.03%
Portfolio turnover rate(e)	22%		30%	27%	14%	9%	4%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$18.79		$18.25	$19.24	$19.24		$19.19	$18.22
Net investment income(a)	0.41		0.85	0.81	0.85		0.90	0.98
Net realized and unrealized gain (loss) on investments	0.21		0.54	(0.98)	(0.00	)(b)	0.05	0.97
Total from investment operations	0.62		1.39	(0.17)	0.85		0.95	1.95
Distributions to shareholders from:
Net investment income	(0.42)		(0.85)	(0.82)	(0.85)		(0.90)	(0.98)
Net asset value at end of period	$18.99		$18.79	$18.25	$19.24		$19.24	$19.19
Market price at end of period(c)	$18.98		$18.70	$18.23	$19.19		$19.26	$19.17
Net Asset Value Total Return(d)	3.37%		7.97%	(0.90)%	4.49%		5.06%	11.02%
Market Price Total Return(d)	3.81%		7.56%	(0.75)%	4.12%		5.29%	10.95%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,118,523		$1,088,137	$666,301	$565,770		$621,429	$838,586
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%		0.50%	0.50%
Net investment income	4.44	%(e)	4.69%	4.34%	4.37%		4.66%	5.26%
Portfolio turnover rate(f)	5%		14%	16%	20%		23%	21%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

118

Financial Highlights (continued)

PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.85		$25.24		$25.45	$25.13	$25.83	$24.79
Net investment income(a)	0.32		0.65		0.62	0.62	0.54	0.56
Net realized and unrealized gain (loss) on investments	(0.33)		0.62		(0.19)	0.31	(0.69)	1.11
Total from investment operations	(0.01)		1.27		0.43	0.93	(0.15)	1.67
Distributions to shareholders from:
Net investment income	(0.32)		(0.66)		(0.64)	(0.60)	(0.55)	(0.63)
Net realized gains	—		—		—	(0.01)	—	—
Return of capital	—		(0.00	)(b)	—	—	—	—
Total distributions	(0.32)		(0.66)		(0.64)	(0.61)	(0.55)	(0.63)
Net asset value at end of period	$25.52		$25.85		$25.24	$25.45	$25.13	$25.83
Market price at end of period(c)	$25.47		$25.87		$25.27	$25.47	$25.12	$25.85
Net Asset Value Total Return(d)	(0.01)%		5.08%		1.69%	3.75%	(0.57)%	6.85%
Market Price Total Return(d)	(0.28)%		5.03%		1.72%	3.88%	(0.68)%	4.97%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$40,838		$58,154		$34,067	$30,538	$33,925	$30,994
Ratio to average net assets of:
Expenses	0.22	%(e)	0.22%		0.22%	0.22%	0.22%	0.22%
Net investment income	2.55	%(e)	2.55%		2.45%	2.43%	2.15%	2.23%
Portfolio turnover rate(f)	26%		20%		16%	9%	20%	1%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Global Short Term High Yield Bond Portfolio (PGHY)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			For the Period June 17, 2013(a) Through October 31, 2013
			2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$24.16		$23.50	$24.12	$24.84	$24.70
Net investment income(b)	0.69		1.51	1.04	0.99	0.34
Net realized and unrealized gain (loss) on investments	0.37		0.59	(0.62)	(0.67)	0.10
Total from investment operations	1.06		2.10	0.42	0.32	0.44
Distributions to shareholders from:
Net investment income	(0.75)		(1.42)	(1.03)	(1.00)	(0.30)
Return of capital	—		(0.02)	(0.01)	(0.04)	—
Total distributions	(0.75)		(1.44)	(1.04)	(1.04)	(0.30)
Net asset value at end of period	$24.47		$24.16	$23.50	$24.12	$24.84
Market price at end of period(c)	$24.54		$24.23	$23.37	$24.04	$25.06
Net Asset Value Total Return(d)	4.44%		9.27%	1.83%	1.27%	1.78	%(e)
Market Price Total Return(d)	4.42%		10.17%	1.61%	0.04%	2.67	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$163,980		$68,862	$27,029	$37,389	$14,903
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.35%	0.35%	0.35	%(f)
Net investment income	5.77	%(f)	6.43%	4.43%	4.03%	3.71	%(f)
Portfolio turnover rate(g)	28%		53%	50%	29%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (June 20, 2013, the first day of trading on the exchange) to October 31, 2013 was 2.82%. The market price total return from Fund Inception to October 31, 2013 was 4.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

119

Financial Highlights (continued)

PowerShares International Corporate Bond Portfolio (PICB)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.08		$25.95	$28.77	$29.50	$28.94	$27.92
Net investment income(a)	0.21		0.55	0.62	0.77	0.86	0.93
Net realized and unrealized gain (loss) on investments	0.39		(0.86)	(2.82)	(0.75)	0.49	0.99
Total from investment operations	0.60		(0.31)	(2.20)	0.02	1.35	1.92
Distributions to shareholders from:
Net investment income	(0.22)		—	(0.03)	(0.74)	(0.69)	(0.89)
Net realized gains	—		—	—	(0.03)	—	—
Return of capital	—		(0.56)	(0.59)	—	(0.13)	(0.04)
Total distributions	(0.22)		(0.56)	(0.62)	(0.77)	(0.82)	(0.93)
Transaction fees(a)	0.00	(b)	0.00 (b)	0.00 (b)	0.02	0.03	0.03
Net asset value at end of period	$25.46		$25.08	$25.95	$28.77	$29.50	$28.94
Market price at end of period(c)	$25.50		$25.02	$25.89	$28.77	$29.55	$29.07
Net Asset Value Total Return(d)	2.43%		(1.26)%	(7.73)%	0.09%	4.88%	7.28%
Market Price Total Return(d)	2.83%		(1.26)%	(7.94)%	(0.08)%	4.59%	8.72%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$176,925		$160,539	$189,454	$263,233	$156,336	$131,675
Ratio to average net assets of:
Expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	1.69	%(e)	2.12%	2.29%	2.57%	2.99%	3.39%
Portfolio turnover rate(f)	2%		24%	13%	17%	27%	12%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

120

Financial Highlights (continued)

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			For the Period September 8, 2014(a) Through October 31, 2014
			2016		2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.06		$25.08		$25.03	$25.07
Net investment income(b)	0.22		0.43		0.32	0.03
Net realized and unrealized gain (loss) on investments	(0.10)		0.03		0.05	(0.04)
Total from investment operations	0.12		0.46		0.37	(0.01)
Distribution to shareholders from:
Net investment income	(0.22)		(0.44)		(0.32)	(0.03)
Net realized gains	—		(0.04)		—	—
Return of capital	—		(0.00	)(c)	—	—
Total distributions	(0.22)		(0.48)		(0.32)	(0.03)
Net asset value at end of period	$24.96		$25.06		$25.08	$25.03
Market price at end of period(d)	$24.95		$25.14		$25.16	$25.04
Net Asset Value Total Return(e)	0.49%		1.84%		1.48%	(0.06	)%(f)
Market Price Total Return(e)	0.12%		1.84%		1.76%	(0.02	)%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$27,457		$22,554		$6,270	$6,256
Ratio to average net assets of:
Expenses	0.22	%(g)	0.22%		0.22%	0.22	%(g)
Net investment income	1.77	%(g)	1.74%		1.26%	0.96	%(g)
Portfolio turnover rate(h)	13%		11%		9%	0%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (September 10, 2014, the first day trading on the exchange) to October 31, 2014 was 0.22%. The market price total return from Fund Inception to October 31, 2014 was 0.26%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

121

Financial Highlights (continued)

PowerShares National AMT-Free Municipal Bond Portfolio (PZA)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014	2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$25.69		$25.10		$25.17		$23.28	$25.74		$23.97
Net investment income(a)	0.39		0.82		0.92		1.00	0.98		1.05
Net realized and unrealized gain (loss) on investments	(0.57)		0.57		(0.09)		1.87	(2.46)		1.78
Total from investment operations	(0.18)		1.39		0.83		2.87	(1.48)		2.83
Distributions to shareholders from:
Net investment income	(0.38)		(0.83)		(0.92)		(1.01)	(0.98)		(1.06)
Return of capital	—		(0.00	)(b)	(0.00	)(b)	(0.01)	(0.00	)(b)	—
Total distributions	(0.38)		(0.83)		(0.92)		(1.02)	(0.98)		(1.06)
Transaction fees(a)	0.01		0.03		0.02		0.04	—		—
Net asset value at end of period	$25.14		$25.69		$25.10		$25.17	$23.28		$25.74
Market price at end of period(c)	$25.05		$25.77		$25.15		$25.25	$23.23		$25.79
Net Asset Value Total Return(d)	(0.62)%		5.71%		3.45%		12.77%	(5.90)%		12.02%
Market Price Total Return(d)	(1.29)%		5.82%		3.32%		13.35%	(6.27)%		12.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,443,242		$1,379,633		$897,395		$739,986	$564,598		$933,177
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%		0.28%		0.28%	0.28%		0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%		0.28%		0.28%	0.28%		0.31%
Net investment income, after Waivers	3.11	%(e)	3.17%		3.64%		4.13%	3.93%		4.18%
Portfolio turnover rate(f)	17%		6%		4%		15%	12%		15%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

122

Financial Highlights (continued)

PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015		2014	2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$24.64		$24.14	$24.33		$22.37	$24.82		$23.49
Net investment income(a)	0.37		0.81	0.83		0.92	0.92		0.98
Net realized and unrealized gain (loss) on investments	(0.52)		0.51	(0.19)		1.96	(2.45)		1.33
Total from investment operations	(0.15)		1.32	0.64		2.88	(1.53)		2.31
Distributions to shareholders from:
Net investment income	(0.37)		(0.81)	(0.83)		(0.91)	(0.92)		(0.98)
Return of capital	—		(0.01)	(0.00	)(b)	(0.01)	(0.00	)(b)	(0.00	)(b)
Total distributions	(0.37)		(0.82)	(0.83)		(0.92)	(0.92)		(0.98)
Net asset value at end of period	$24.12		$24.64	$24.14		$24.33	$22.37		$24.82
Market price at end of period(c)	$24.08		$24.67	$24.05		$24.22	$22.28		$24.86
Net Asset Value Total Return(d)	(0.57)%		5.50%	2.68%		13.16%	(6.32)%		10.02%
Market Price Total Return(d)	(0.86)%		6.02%	2.77%		13.11%	(6.83)%		10.38%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$63,924		$64,063	$50,692		$47,450	$49,204		$71,983
Ratio to average net assets of:
Expenses, after Waivers	0.28	%(e)	0.28%	0.28%		0.26%	0.30%		0.28%
Expenses, prior to Waivers	0.28	%(e)	0.28%	0.28%		0.26%	0.31%		0.31%
Net investment income, after Waivers	3.09	%(e)	3.26%	3.42%		3.92%	3.84%		4.02%
Portfolio turnover rate(f)	12%		21%	18%		18%	20%		0%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2014, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares Preferred Portfolio (PGX)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$14.96		$14.78	$14.57	$13.78	$14.82	$13.96
Net investment income(a)	0.43		0.84	0.87	0.88	0.91	0.94
Net realized and unrealized gain (loss) on investments	(0.03)		0.20	0.21	0.79	(1.03)	0.86
Total from investment operations	0.40		1.04	1.08	1.67	(0.12)	1.80
Distributions to shareholders from:
Net investment income	(0.42)		(0.86)	(0.87)	(0.88)	(0.92)	(0.94)
Net asset value at end of period	$14.94		$14.96	$14.78	$14.57	$13.78	$14.82
Market price at end of period(b)	$14.96		$15.00	$14.80	$14.62	$13.79	$14.84
Net Asset Value Total Return(c)	2.80%		7.22%	7.66%	12.51%	(0.88)%	13.37%
Market Price Total Return(c)	2.66%		7.36%	7.43%	12.81%	(0.95)%	13.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,872,282		$4,730,845	$3,117,091	$2,264,758	$2,107,031	$2,081,189
Ratio to average net assets of:
Expenses	0.50	%(d)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.95	%(d)	5.63%	5.95%	6.21%	6.27%	6.52%
Portfolio turnover rate(e)	5%		14%	12%	13%	29%	29%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

123

Financial Highlights (continued)

PowerShares Treasury Collateral Portfolio (CLTL)

	For the Period January 10, 2017(a) Through April 30, 2017 (Unaudited)
Per Share Operating Performance:
Net asset value at beginning of period	$105.35
Net investment income(b)	0.18
Net realized and unrealized gain (loss) on investments	(0.06)
Total from investment operations	0.12
Net asset value at end of period	$105.47
Market price at end of period(c)	$105.49
Net Asset Value Total Return(d)	0.11	%(e)
Market Price Total Return(d)	0.13	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$371,252
Ratio to average net assets of:
Expenses	0.08	%(f)
Net investment income	0.59	%(f)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 12, 2017, the first day trading on the exchange) to April 30, 2017 was 0.11%. The market price total return from Fund Inception to April 30, 2017 was 0.11%.
(f)	Annualized.

PowerShares Variable Rate Preferred Portfolio (VRP)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,		For the Period April 28, 2014(a) Through October 31, 2014
			2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.33		$24.36	$24.85	$24.87
Net investment income(b)	0.61		1.23	1.20	0.60
Net realized and unrealized gain (loss) on investments	0.39		0.98	(0.47)	(0.08)
Total from investment operations	1.00		2.21	0.73	0.52
Distributions to shareholders from:
Net investment income	(0.64)		(1.24)	(1.20)	(0.51)
Return of capital	—		—	(0.02)	(0.03)
Total distributions	(0.64)		(1.24)	(1.22)	(0.54)
Net asset value at end of period	$25.69		$25.33	$24.36	$24.85
Market price at end of period(c)	$25.71		$25.42	$24.40	$24.92
Net Asset Value Total Return(d)	4.06%		9.43%	2.99%	2.09	%(e)
Market Price Total Return(d)	3.77%		9.63%	2.85%	2.38	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,330,564		$899,060	$397,065	$91,950
Ratio to average net assets of:
Expenses	0.50	%(f)	0.50%	0.50%	0.50	%(f)
Net investment income	4.94	%(f)	5.03%	4.88%	4.79	%(f)
Portfolio turnover rate(g)	4%		17%	5%	6%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (May 1, 2014, the first day of trading on the exchange) to October 31, 2014 was 1.93%. The market price total return from Fund Inception to October 31, 2014 was 2.01%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

124

Financial Highlights (continued)

PowerShares VRDO Tax-Free Weekly Portfolio (PVI)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016		2015		2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$24.93		$24.93		$24.96		$24.99		$25.00		$25.00
Net investment income (loss)(a)	0.06		0.02		(0.03)		(0.02)		0.01		0.06
Net realized and unrealized gain (loss) on investments	—		—		—		(0.01)		(0.01)		—
Total from investment operations	0.06		0.02		(0.03)		(0.03)		—		0.06
Distributions to shareholders from:
Net investment income	(0.06)		(0.02)		—		—		(0.01)		(0.06)
Return of capital	—		(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	(0.00	)(b)	—
Total distributions	(0.06)		(0.02)		(0.00	)(b)	(0.00	)(b)	(0.01)		(0.06)
Net asset value at end of period	$24.93		$24.93		$24.93		$24.96		$24.99		$25.00
Market price at end of period(c)	$24.92		$24.91		$24.93		$24.97		$24.99		$24.99
Net Asset Value Total Return(d)	0.22%		0.07%		(0.12)%		(0.12)%		(0.00	)%(e)	0.23%
Market Price Total Return(d)	0.27%		(0.01)%		(0.16)%		(0.08)%		0.04%		0.18%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$81,016		$59,831		$81,010		$118,580		$193,700		$317,449
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%		0.25%		0.25%		0.25%		0.25%
Net investment income (loss)	0.45	%(f)	0.06%		(0.15)%		(0.11)%		0.03%		0.22%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Amount represents less than 0.005%.
(f)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

125

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust offered seventy-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio (PLW)	“1-30 Laddered Treasury Portfolio”
PowerShares Build America Bond Portfolio (BAB)	“Build America Bond Portfolio”
PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)	“California AMT-Free Municipal Bond Portfolio”
PowerShares CEF Income Composite Portfolio (PCEF)	“CEF Income Composite Portfolio”
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)	“Chinese Yuan Dim Sum Bond Portfolio”
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)	“Emerging Markets Sovereign Debt Portfolio”
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)	“Fundamental High Yield® Corporate Bond Portfolio”
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)	“Fundamental Investment Grade Corporate Bond Portfolio”
PowerShares Global Short Term High Yield Bond Portfolio (PGHY)	“Global Short Term High Yield Bond Portfolio”
PowerShares International Corporate Bond Portfolio (PICB)	“International Corporate Bond Portfolio”
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)	“LadderRite 0-5 Year Corporate Bond Portfolio”
PowerShares National AMT-Free Municipal Bond Portfolio (PZA)	“National AMT-Free Municipal Bond Portfolio”
PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)	“New York AMT-Free Municipal Bond Portfolio”
PowerShares Preferred Portfolio (PGX)	“Preferred Portfolio”
PowerShares Treasury Collateral Portfolio (CLTL)*	“Treasury Collateral Portfolio”
PowerShares Variable Rate Preferred Portfolio (VRP)	“Variable Rate Preferred Portfolio”
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)	“VRDO Tax-Free Weekly Portfolio”

*	Commenced operations on January 10, 2017.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of 1-30 Laddered Treasury Portfolio and LadderRite 0-5 Year Corporate Bond Portfolio, which are listed and traded on The NASDAQ Stock Market LLC. Prior to December 7, 2016, Shares of 1-30 Laddered Treasury Portfolio were listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units of 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, International Corporate Bond Portfolio, LadderRite 0-5 Year Corporate Bond Portfolio, Preferred Portfolio, Treasury Collateral Portfolio and Variable Rate Preferred Portfolio are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Creation Units of Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

To provide enhanced daily liquidity, Treasury Collateral Portfolio determines its NAV twice each day, at 12:00 p.m. EST and 4:00 p.m. EST. The Fund provides same-day settlement for creation/redemption trades in the primary market for any trades placed before the initial daily NAV strike.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
1-30 Laddered Treasury Portfolio	Ryan/NASDAQ U.S. 1-30 Year Treasury Laddered Index
Build America Bond Portfolio	The BofA Merrill Lynch Build America Bond Index
California AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch California Long-Term Core Plus Municipal Securities Index

126

Fund	Underlying Index
CEF Income Composite Portfolio	S-Network Composite Closed-End Fund IndexSM
Chinese Yuan Dim Sum Bond Portfolio	Citi Custom Dim Sum (Offshore CNY) Bond Index
Emerging Markets Sovereign Debt Portfolio	DBIQ Emerging Market USD Liquid Balanced Index
Fundamental High Yield® Corporate Bond Portfolio	RAFI® Bonds U.S. High Yield 1-10 Index
Fundamental Investment Grade Corporate Bond Portfolio	RAFI® Bonds U.S. Investment Grade 1-10 Index
Global Short Term High Yield Bond Portfolio	DB Global Short Maturity High Yield Bond Index
International Corporate Bond Portfolio	S&P International Corporate Bond Index®
LadderRite 0-5 Year Corporate Bond Portfolio	NASDAQ LadderRite® 0-5 Year USD Corporate Bond Index
National AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch National Long-Term Core Plus Municipal Securities Index
New York AMT-Free Municipal Bond Portfolio	The BofA Merrill Lynch New York Long-Term Core Plus Municipal Securities Index
Preferred Portfolio	The BofA Merrill Lynch Core Plus Fixed Rate Preferred Securities Index
Treasury Collateral Portfolio	ICE U.S. Treasury Short Bond Index
Variable Rate Preferred Portfolio	Wells Fargo® Hybrid and Preferred Securities Floating and Variable Rate Index
VRDO Tax-Free Weekly Portfolio	Bloomberg U.S. Municipal AMT-Free Weekly VRDO Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”) of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the

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close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Changing Fixed-Income Market Conditions. Each Fund, except for CEF Income Composite Portfolio and Variable Rate Preferred Portfolio, invests in fixed-income securities. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and possible continued fluctuations in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Funds’ transaction costs.

Fixed-Income Securities Risk. Each Fund, except for CEF Income Composite Portfolio and Variable Rate Preferred Portfolio, invests in fixed-income securities. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. Government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

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Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, a Fund may have to replace such called security with a lower yielding security. If that were to happen, such Fund’s net investment income could fall.

Industry or Geographic Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector, or, in a specific country or geographic region. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry, sector, country or region, each Fund will also concentrate its investments to approximately the same extent. By so concentrating its investments, a Fund may face more risks than if it were diversified broadly over numerous industries, sectors, countries or geographic regions. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV. Also, a natural or other disaster could occur in a country or geographic region in which a Fund invests, which could affect the economy or particular business operations of companies in that specific country or geographic region and adversely impact such Fund’s investments in the affected country or region.

Non-Diversified Fund Risk. Each Fund (except for Build America Bond Portfolio, CEF Income Composite Portfolio, Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, International Corporate Bond Portfolio, National AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. To the extent that a Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Each Fund’s (except for 1-30 Laddered Treasury Portfolio and CEF Income Composite Portfolio) use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its respective Underlying Index. As a result, an adverse development with respect to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Underlying Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio currently effect creations and redemptions principally for cash, rather than primarily in-kind, because of the nature of the Funds’ investments. As such, investments in such Funds’ Shares may be less tax efficient than investments in conventional ETFs.

Foreign Investment Risk. Investments in the securities of non-U.S issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability, local taxation, potential currency transfer restrictions or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. These risks may be exacerbated in emerging market countries. If a Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Valuation Risk. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by a Fund. In certain circumstances, market quotations may not be readily available for some Fund securities, and those securities may be fair valued. The value established for a security through fair valuation may be different from what would be produced if the security had been valued using market quotations. Fund securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a security is sold at a discount to its established value.

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Fund of Funds Risk. Because CEF Income Composite Portfolio is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise its Underlying Index. The Fund will pay indirectly a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own unitary management fee. As a result, shareholders will absorb duplicate levels of fees with respect to investments in the Underlying Funds. In addition, at times certain segments of the market represented by constituent Underlying Funds in its Underlying Index may be out of favor and underperform other segments.

Global Bonds Risk. Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio, Global Short Term High Yield Bond Portfolio and International Corporate Bond Portfolio invest in global bonds. Global bonds are subject to the same risks as other debt issues, notably credit risk, market risk, interest rate risk and liquidity risk. Generally, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities and, therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Municipal Securities Risk. Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio invest in municipal securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest.

Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (“IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Municipal Insurance Risk. A portion of the municipal securities that California AMT-Free Municipal Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio hold may be covered by insurance that guarantees the bond’s scheduled payment of interest and repayment of principal. Municipal security insurance does not insure against market fluctuations or fluctuations in a Fund’s Share price. In addition, a municipal security insurance policy will not cover: (i) repayment of a municipal security before maturity (redemption), (ii) prepayment or payment of an acceleration premium (except for a mandatory sinking fund redemption) or any other provision of a bond indenture that advances the maturity of the bond, or (iii) nonpayment of principal or interest caused by negligence or bankruptcy of the paying agent. A mandatory sinking fund redemption may be a provision of a municipal security issue whereby part of the municipal security issue may be retired before maturity.

Tax Risk. There is no guarantee that the income from California AMT-Free Municipal Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio or VRDO Tax-Free Weekly Portfolio will be exempt from federal or state income taxes. Events occurring after the date of issuance of a municipal bond or after a Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by a Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Sovereign Debt Risk. For Chinese Yuan Dim Sum Bond Portfolio, Emerging Markets Sovereign Debt Portfolio and Global Short Term High Yield Bond Portfolio, risks of sovereign debt include the relative size of the debt burden to the economy as a whole and the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, these Funds may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.

Risks of Investing in Closed-End Funds. For CEF Income Composite Portfolio, the shares of closed-end funds may trade at a discount or premium to, or at, their NAV. To the extent that the Fund invests a portion of its assets in closed-end funds, those assets will be subject to the risks of the closed-end fund’s portfolio securities, and a shareholder in the Fund will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, the expenses of the closed-end fund. The securities of closed-end funds in which the

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Fund may invest may be leveraged. As a result, the Fund may be exposed indirectly to leverage through an investment in such securities. An investment in securities of closed-end funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Shares) will be diminished.

Preferred Stock Risk. With respect to Preferred Portfolio and Variable Rate Preferred Portfolio, preferred stock is subject to issuer-specific and overall market risks that are generally applicable to equity securities as a whole; however, there are special risks associated with investing in preferred stock. Preferred stock may be less liquid than many other types of securities, such as common stock, and generally provides no voting rights with respect to the issuer. Preferred stock also may be subordinated to bonds or other debt instruments in an issuer’s capital structure, meaning that an issuer’s preferred stock generally pays dividends only after the issuer makes required payments to holders of its bonds and other debt. This subjects preferred stock to a greater risk of non-payment than more senior securities. Because of the subordinated position of preferred stock in an issuer’s capital structure, the ability to defer dividend or interest payments for extended periods of time without triggering an event of default for the issuer, and certain other features, its quality and value are heavily dependent on the profitability and cash flows of the issuer rather than on any legal claims to specific assets. Also, in certain circumstances, an issuer of a preferred stock may call or redeem it prior to a specified date or may convert it to common stock, all of which may negatively impact its return.

Not a Money Market Fund. Treasury Collateral Portfolio is not a money market fund and is not subject to the strict rules that govern the quality, maturity, liquidity and other features of securities that money market funds may purchase. Under normal circumstances, the Fund’s investments may be more susceptible than a money market fund’s to credit risk, interest rate risk, valuation risk and other risks relevant to the Fund’s investments. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, and it is possible for the Fund to lose money. The Fund does not seek to maintain a stable NAV of $1.00 per share.

Portfolio Turnover Risk. Treasury Collateral Portfolio may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

U.S. Treasury Obligations Risk. Treasury Collateral Portfolio will invest in obligations issued or guaranteed by the U.S. Treasury. U.S. Treasury securities are backed by the “full faith and credit” of the United States; however, the U.S. Government does not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Shares of the Fund.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the

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ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to Invesco Advisers, Inc. (the “Sub-Adviser”) for Treasury Collateral Portfolio and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except Treasury Collateral Portfolio) declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Treasury Collateral Portfolio declares and pays dividends from net investment income, if any, to its shareholders annually and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. Certain prior year amounts have been reclassified to conform to the current year presentation. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

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I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended April 30, 2017, Emerging Markets Sovereign Debt Portfolio and Preferred Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services, and for Treasury Collateral Portfolio, the oversight of the Sub-Adviser.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including payments to the Sub-Adviser for Treasury Collateral Portfolio and, for each Fund, the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	0.25%
Build America Bond Portfolio	0.28%
California AMT-Free Municipal Bond Portfolio	0.28%
CEF Income Composite Portfolio	0.50%
Chinese Yuan Dim Sum Bond Portfolio	0.45%

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% of Average Daily Net Assets
Emerging Markets Sovereign Debt Portfolio	0.50%
Fundamental High Yield® Corporate Bond Portfolio	0.50%
Fundamental Investment Grade Corporate Bond Portfolio	0.22%
Global Short Term High Yield Bond Portfolio	0.35%
International Corporate Bond Portfolio	0.50%
LadderRite 0-5 Year Corporate Bond Portfolio	0.22%
National AMT-Free Municipal Bond Portfolio	0.28%
New York AMT-Free Municipal Bond Portfolio	0.28%
Preferred Portfolio	0.50%
Treasury Collateral Portfolio	0.08%
Variable Rate Preferred Portfolio	0.50%
VRDO Tax-Free Weekly Portfolio	0.25%

For Treasury Collateral Portfolio, the Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2017, the Adviser waived fees for each Fund in the following amounts:

1-30 Laddered Treasury Portfolio	$322
Build America Bond Portfolio	14,562
California AMT-Free Municipal Bond Portfolio	—
CEF Income Composite Portfolio	886
Chinese Yuan Dim Sum Bond Portfolio	245
Emerging Markets Sovereign Debt Portfolio	15,875
Fundamental High Yield® Corporate Bond Portfolio	4,677
Fundamental Investment Grade Corporate Bond Portfolio	209
Global Short Term High Yield Bond Portfolio	2,794
International Corporate Bond Portfolio	353
LadderRite 0-5 Year Corporate Bond Portfolio	398
National AMT-Free Municipal Bond Portfolio	—
New York AMT-Free Municipal Bond Portfolio	—
Preferred Portfolio	6,912
Treasury Collateral Portfolio	1,967
Variable Rate Preferred Portfolio	3,220
VRDO Tax-Free Weekly Portfolio	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
1-30 Laddered Treasury Portfolio	Nasdaq, Inc.
Build America Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
California AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
CEF Income Composite Portfolio	S-Network Global Indexes, LLC
Chinese Yuan Dim Sum Bond Portfolio	Citigroup Index LLC

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Fund	Licensor
Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities Inc.
Fundamental High Yield® Corporate Bond Portfolio	Research Affiliates®
Fundamental Investment Grade Corporate Bond Portfolio	Research Affiliates®
Global Short Term High Yield Bond Portfolio	Deutsche Bank Securities Inc.
International Corporate Bond Portfolio	S&P Dow Jones Indices LLC
LadderRite 0-5 Year Corporate Bond Portfolio	Nasdaq, Inc.
National AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
New York AMT-Free Municipal Bond Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Preferred Portfolio	Merrill Lynch, Pierce, Fenner & Smith Inc.
Treasury Collateral Portfolio	Interactive Data Pricing and Reference Data LLC
Variable Rate Preferred Portfolio	Wells Fargo & Company
VRDO Tax-Free Weekly Portfolio	Bloomberg Finance L.P.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser and the adviser for Invesco Bond Fund and Invesco Senior Income Trust are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Bond Fund and Invesco Senior Income Trust are considered to be affiliated with the Funds. The table below shows CEF Income Composite Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2017.

CEF Income Composite Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
Invesco Bond Fund	$1,644,021	$463,155	$(99,810)	$(30,570)	$817	$1,977,613	$38,020
Invesco Senior Income Trust	8,345,689	335,653	(2,933,964)	846,659	(303,026)	6,291,011	237,810

Total Investments in Affiliates	$9,989,710	$798,808	$(3,033,774)	$816,089	$(302,209)	$8,268,624	$275,830

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for all of the securities in CEF Income Composite Portfolio, Preferred Portfolio and certain Funds listed below, as of April 30, 2017, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). All of the securities in CEF Income Composite Portfolio and Preferred Portfolio were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity

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associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	$—	$184,817,754	$—	$184,817,754
Money Market Fund	515,882	—	—	515,882

Total Investments	$515,882	$184,817,754	$—	$185,333,636

Build America Bond Portfolio
Municipal Obligations	$—	$924,640,394	$—	$924,640,394
Corporate Debt Securities	—	8,245,700	—	8,245,700
Money Market Fund	4,280,059	—	—	4,280,059

Total Investments	$4,280,059	$932,886,094	$—	$937,166,153

Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	$—	$4,234,189,873	$—	$4,234,189,873
Money Market Funds	108,400,420	—	—	108,400,420

Total Investments	$108,400,420	$4,234,189,873	$—	$4,342,590,293

Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	$—	$1,103,745,612	$—	$1,103,745,612
Money Market Fund	4,011,555	—	—	4,011,555

Total Investments	$4,011,555	$1,103,745,612	$—	$1,107,757,167

Fundamental Investment Grade Corporate Bond Portfolio
Corporate Debt Securities	$—	$40,435,083	$—	$40,435,083
Money Market Fund	117,713	—	—	117,713

Total Investments	$117,713	$40,435,083	$—	$40,552,796

Global Short Term High Yield Bond Portfolio
Foreign Corporate Debt Securities	$—	$141,305,946	$—	$141,305,946
Foreign Government Debt Securities	—	15,679,799	—	15,679,799
Equity Securities	27,375	—	—	27,375
Money Market Fund	6,448,132	—	—	6,448,132

Total Investments	$6,475,507	$156,985,745	$—	$163,461,252

International Corporate Bond Portfolio
Foreign Corporate Debt Securities	$—	$173,608,987	$—	$173,608,987
Foreign Government Debt Securities	—	931,333	—	931,333
Money Market Fund	252,760	—	—	252,760

Total Investments	$252,760	$174,540,320	$—	$174,793,080

LadderRite 0-5 Year Corporate Bond Portfolio
Corporate Debt Securities	$—	$27,195,663	$—	$27,195,663
Money Market Fund	367,231	—	—	367,231

Total Investments	$367,231	$27,195,663	$—	$27,562,894

Treasury Collateral Portfolio
U.S. Treasury Securities	$—	$369,040,348	$—	$369,040,348
Money Market Fund	1,061,073	—	—	1,061,073

Total Investments	$1,061,073	$369,040,348	$—	$370,101,421

Variable Rate Preferred Portfolio
Preferred Stocks	$761,909,116	$—	$—	$761,909,116
Corporate Debt Securities	—	562,907,004	—	562,907,004
Money Market Fund	5,203,039	—	—	5,203,039

Total Investments	$767,112,155	$562,907,004	$—	$1,330,019,159

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Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2016, which expire as follows:

				Post-effective/no expiration
	2017	2018	2019	Short-Term	Long-Term	Total*	Expired
1-30 Laddered Treasury Portfolio	$—	$—	$—	$224,990	$—	$224,990	$—
Build America Bond Portfolio	—	6,399	—	6,383	—	12,782	—
California AMT-Free Municipal Bond Portfolio	—	—	438,783	323,917	920,134	1,682,834	—
CEF Income Composite Portfolio	—	—	—	2,165,838	12,870,966	15,036,804	—
Chinese Yuan Dim Sum Bond Portfolio	—	—	—	1,260,553	2,587,217	3,847,770	—
Emerging Markets Sovereign Debt Portfolio	558,313	212,582	818,907	—	74,693,048	76,282,850	531,185
Fundamental High Yield® Corporate Bond Portfolio	—	—	—	13,371,019	8,861,177	22,232,196	—
Fundamental Investment Grade Corporate Bond Portfolio	—	—	—	12,119	24,683	36,802	—
Global Short Term High Yield Bond Portfolio	—	—	—	34,054	961,349	995,403	—
International Corporate Bond Portfolio	—	—	—	—	—	—	—
LadderRite 0-5 Year Corporate Bond Portfolio	—	—	—	25,669	—	25,669	—
National AMT-Free Municipal Bond Portfolio	—	—	1,304,618	—	—	1,304,618	—
New York AMT-Free Municipal Bond Portfolio	125,849	—	74,902	130,283	249,652	580,686	136,120
Preferred Portfolio	37,146,794	—	—	9,048,100	10,400,792	56,595,686	—
Variable Rate Preferred Portfolio	—	—	—	76,455	94,787	171,242	—
VRDO Tax-Free Weekly Portfolio	—	—	—	—	—	—	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Build America Bond Portfolio	$24,915,389	$63,142,792
California AMT-Free Municipal Bond Portfolio	23,735,157	36,298,368
CEF Income Composite Portfolio	48,962,452	51,311,492
Chinese Yuan Dim Sum Bond Portfolio	5,942,799	18,508,462
Emerging Markets Sovereign Debt Portfolio	880,612,262	852,691,442
Fundamental High Yield® Corporate Bond Portfolio	51,855,859	65,521,047
Fundamental Investment Grade Corporate Bond Portfolio	14,819,989	14,172,491
Global Short Term High Yield Bond Portfolio	29,320,391	26,236,716
International Corporate Bond Portfolio	12,295,128	3,522,622
LadderRite 0-5 Year Corporate Bond Portfolio	8,113,862	2,871,091
National AMT-Free Municipal Bond Portfolio	320,615,320	230,737,236
New York AMT-Free Municipal Bond Portfolio	10,129,580	7,277,540
Preferred Portfolio	227,846,270	251,569,815
Variable Rate Preferred Portfolio	129,091,434	38,499,966
VRDO Tax-Free Weekly Portfolio	—	—

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For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of U.S. Treasury obligations (other than short-term securities, money market funds and in-kind transactions), for the 1-30 Laddered Treasury Portfolio amounted to $10,212,061 and $8,300,841, respectively and for the Treasury Collateral Portfolio amounted to $0 and $0, respectively.

For the six-month period ended April 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
1-30 Laddered Treasury Portfolio	$10,758,658	$35,329,677
Build America Bond Portfolio	—	243,242
California AMT-Free Municipal Bond Portfolio	—	—
CEF Income Composite Portfolio	27,457,325	29,327,788
Chinese Yuan Dim Sum Bond Portfolio	2,873,186	—
Emerging Markets Sovereign Debt Portfolio	584,083,262	374,735,970
Fundamental High Yield® Corporate Bond Portfolio	532,155,971	498,467,018
Fundamental Investment Grade Corporate Bond Portfolio	7,271,276	23,651,243
Global Short Term High Yield Bond Portfolio	72,692,581	42,747
International Corporate Bond Portfolio	41,636,494	35,220,350
LadderRite 0-5 Year Corporate Bond Portfolio	—	—
National AMT-Free Municipal Bond Portfolio	23,875,672	—
New York AMT-Free Municipal Bond Portfolio	—	—
Preferred Portfolio	501,236,915	339,305,839
Treasury Collateral Portfolio	—	—
Variable Rate Preferred Portfolio	319,282,277	2,476,809
VRDO Tax-Free Weekly Portfolio	—	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
1-30 Laddered Treasury Portfolio	$601,754	$(5,985,374)	$(5,383,620)	$190,717,256
Build America Bond Portfolio	56,380,525	(14,602,364)	41,778,161	895,387,992
California AMT-Free Municipal Bond Portfolio	2,788,691	(2,777,285)	11,406	169,230,483
CEF Income Composite Portfolio	44,887,144	(26,094,975)	18,792,169	663,097,046
Chinese Yuan Dim Sum Bond Portfolio	8,291	(2,932,339)	(2,924,048)	42,774,487
Emerging Markets Sovereign Debt Portfolio	84,969,416	(53,729,544)	31,239,872	4,311,350,421
Fundamental High Yield® Corporate Bond Portfolio	21,483,716	(2,577,143)	18,906,573	1,088,850,594
Fundamental Investment Grade Corporate Bond Portfolio	404,326	(218,194)	186,132	40,366,664
Global Short Term High Yield Bond Portfolio	2,216,958	(934,781)	1,282,177	162,179,075
International Corporate Bond Portfolio	1,535,431	(10,956,114)	(9,420,683)	184,213,763
LadderRite 0-5 Year Corporate Bond Portfolio	116,905	(84,056)	32,849	27,530,045
National AMT-Free Municipal Bond Portfolio	36,888,430	(9,349,089)	27,539,341	1,395,745,677
New York AMT-Free Municipal Bond Portfolio	1,651,414	(664,747)	986,667	62,116,802
Preferred Portfolio	109,816,927	(38,118,605)	71,698,322	4,872,159,113
Treasury Collateral Portfolio*	1,154	(179,510)	(178,356)	370,279,777
Variable Rate Preferred Portfolio	47,741,485	(1,110,138)	46,631,347	1,283,387,812
VRDO Tax-Free Weekly Portfolio	—	—	—	80,225,000

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

138

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares (100,000 Shares for Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio and Variable Rate Preferred Portfolio and 10,000 for Treasury Collateral Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. For 1-30 Laddered Treasury Portfolio, CEF Income Composite Portfolio, Emerging Markets Sovereign Debt Portfolio, Fundamental High Yield® Corporate Bond Portfolio, Fundamental Investment Grade Corporate Bond Portfolio, Global Short Term High Yield Bond Portfolio, International Corporate Bond Portfolio, LadderRite 0-5 Year Corporate Bond Portfolio, Preferred Portfolio, Treasury Collateral Portfolio and Variable Rate Preferred Portfolio, Creation Units are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for such Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. For Build America Bond Portfolio, California AMT-Free Municipal Bond Portfolio, Chinese Yuan Dim Sum Bond Portfolio, National AMT-Free Municipal Bond Portfolio, New York AMT-Free Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio, such transactions are principally in exchange for the deposit or delivery of cash.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

Effective as of the close of markets on May 31, 2017, Build America Bond Portfolio changed its name, underlying index, investment objective and principal investment strategy. The new name and underlying index are PowerShares Taxable Municipal Bond Portfolio and The BofA Merrill Lynch US Taxable Municipal Securities Plus Index, respectively.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of 1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

In addition to the fees and expenses which the PowerShares Build America Bond Portfolio and PowerShares CEF Income Composite Portfolio (collectively the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by 1,000 (for example, an 8,600 account value divided by 1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares 1-30 Laddered Treasury Portfolio (PLW)
Actual	$1,000.00	$969.90	0.25%	$1.22
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares Build America Bond Portfolio (BAB)
Actual	1,000.00	986.20	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares California AMT-Free Municipal Bond Portfolio (PWZ)
Actual	1,000.00	991.10	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares CEF Income Composite Portfolio (PCEF)
Actual	1,000.00	1,101.90	0.50	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Chinese Yuan Dim Sum Bond Portfolio (DSUM)
Actual	$1,000.00	$987.30	0.45%	$2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
PowerShares Emerging Markets Sovereign Debt Portfolio (PCY)
Actual	1,000.00	1,013.00	0.50	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Fundamental High Yield® Corporate Bond Portfolio (PHB)
Actual	1,000.00	1,033.70	0.50	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Fundamental Investment Grade Corporate Bond Portfolio (PFIG)
Actual	1,000.00	999.90	0.22	1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
PowerShares Global Short Term High Yield Bond Portfolio (PGHY)
Actual	1,000.00	1,044.40	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares International Corporate Bond Portfolio (PICB)
Actual	1,000.00	1,024.30	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio (LDRI)
Actual	1,000.00	1,004.90	0.22	1.09
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.22	1.10
PowerShares National AMT-Free Municipal Bond Portfolio (PZA)
Actual	1,000.00	993.80	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares New York AMT-Free Municipal Bond Portfolio (PZT)
Actual	1,000.00	994.30	0.28	1.38
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	1.40
PowerShares Preferred Portfolio (PGX)
Actual	1,000.00	1,028.00	0.50	2.51
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares Treasury Collateral Portfolio(2)
Actual	1,000.00	1,001.10	0.08	0.24
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.08	0.40
PowerShares Variable Rate Preferred Portfolio (VRP)
Actual	1,000.00	1,040.60	0.50	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51
PowerShares VRDO Tax-Free Weekly Portfolio (PVI)
Actual	1,000.00	1,002.20	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period January 10, 2017 (commencement of investment operations) to April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 111/365.

141

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P SmallCap High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio and Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio

At a meeting held on September 29, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for PowerShares S&P SmallCap High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”): Invesco Advisers, Inc. (as the initial sub-adviser); Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Trimark Ltd. (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with each Fund.

Advisory Agreement

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for PowerShares Treasury Collateral Portfolio. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed advisory fee, as compared to information compiled from Lipper Inc. (“Lipper”) databases on the median net expense ratios of ETF, open-end index and open-end actively managed (non-ETF) peers. The Trustees noted that PowerShares S&P SmallCap High Dividend Low Volatility Portfolio’s advisory fee was compared to peers in two Lipper classifications, Equity Income and Small-Cap Core. The Trustees also noted that the comparable fee data provided by the Adviser for PowerShares Treasury Collateral Portfolio included only eight peer ETFs, eight open-end actively managed funds and only one peer open-end index fund. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Trustees noted that each Fund’s proposed unitary fee was below the median net expense ratio of its peer groups as shown below:

142

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P SmallCap High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio and Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio (continued)

Fund	Lipper Classification	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	Equity Income	Lower than median (25)	Lower than median (5)	Lower than median (132)

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	Small-Cap Core	Lower than median (26)	Lower than median (27)	Lower than median (243)

PowerShares S&P International Developed High Dividend Low Volatility Portfolio	International Equity Income	Lower than median (22)	N/A	Lower than median (14)

PowerShares Treasury Collateral Portfolio	Short U.S. Treasury	Lower than median (8)	Lower than median (1)	Lower than median (8)

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight costs for the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the proposed costs of services for each Fund and the sub-advisory fees to be paid by the Adviser for PowerShares Treasury Collateral Portfolio. The Adviser did not provide profitability of the Adviser in managing each Fund because the Funds had not yet commenced operations. However, the Trustees considered other information the Board received at its April meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the flat advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio (“Treasury Collateral Portfolio”) at a meeting held on September 29, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers, but noted that Invesco Advisers, Inc. (“IAI”) will be the initial sub-adviser. The Board reviewed the qualifications and background of IAI’s portfolio managers and noted the qualifications and background of the other Sub-Advisers and the resources made available to the Sub-Advisers’ personnel.

143

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P SmallCap High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio and Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio (continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided under the Sub-Advisory Agreement were expected to be appropriate and reasonable.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco Ltd. when Invesco Ltd.’s affiliates provide sub-advisory services for funds managed by other Invesco Ltd. affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement for the Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Treasury Collateral Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for the Treasury Collateral Portfolio was reasonable in relation to the proposed services and product strategy of the Treasury Collateral Portfolio, and they concluded that the flat sub-advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with the Treasury Collateral Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for the Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

144

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2017, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 72 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 11, 2017 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of

145

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical International Rotation Portfolio, and PowerShares Treasury Collateral Portfolio, each of which had not commenced operations as of December 31, 2016, and other than PowerShares S&P SmallCap High Dividend Low Volatility Portfolio and PowerShares S&P International Developed High Dividend Low Volatility Portfolio, for which the Adviser did not provide performance information because each of these Funds had less than three months of performance history as of December 31, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2016, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception, one-year and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the since-inception and one-year periods for the PowerShares LadderRite 0-5 Year Corporate Bond Portfolio and the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

146

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio (the Trustees noted that, prior to January 1, 2017, PowerShares S&P International Developed Quality Portfolio’s unitary advisory fee was 0.45%), PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees determined that the advisory fees were reasonable, noting the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio and for PowerShares DWA Tactical Sector Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer fund, and they also noted that the Adviser indicated that PowerShares DWA Tactical Sector Rotation Portfolio did not have any comparable open-end actively-managed peers.

147

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio	X	N/A	X
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X

148

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X		X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio		X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	N/A	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the

149

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

unitary fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Independent Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary fee is less. The Trustees noted that the unitary fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2019, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio, PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 11, 2017. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

150

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Senior Loan Portfolio. (The Trustees did not consider the estimated profitability of the Sub-Adviser in managing PowerShares Treasury Collateral Portfolio because that Fund had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

151

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-9
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

April 30, 2017

2017 Semi-Annual Report to Shareholders

DWLV	PowerShares DWA Momentum & Low Volatility Rotation Portfolio

DWAS	PowerShares DWA SmallCap Momentum Portfolio

DWIN	PowerShares DWA Tactical Multi-Asset Income Portfolio

DWTR	PowerShares DWA Tactical Sector Rotation Portfolio

PSCD	PowerShares S&P SmallCap Consumer Discretionary Portfolio

PSCC	PowerShares S&P SmallCap Consumer Staples Portfolio

PSCE	PowerShares S&P SmallCap Energy Portfolio

PSCF	PowerShares S&P SmallCap Financials Portfolio

PSCH	PowerShares S&P SmallCap Health Care Portfolio

PSCI	PowerShares S&P SmallCap Industrials Portfolio

PSCT	PowerShares S&P SmallCap Information Technology Portfolio

PSCM	PowerShares S&P SmallCap Materials Portfolio

PSCU	PowerShares S&P SmallCap Utilities Portfolio

2

PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)

April 30, 2017

(Unaudited)

Portfolio Composition
Market Capitalization & Style Allocation* as of April 30, 2017
Large-Cap Value	7.2%
Large-Cap Blend	11.1
Large-Cap Growth	18.9
Mid-Cap Value	6.0
Mid-Cap Blend	6.1
Mid-Cap Growth	12.8
Small-Cap Value	7.5
Small-Cap Blend	12.3
Small-Cap Growth	18.1

*	Source: Morningstar. Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
18,357	PowerShares DWA Developed Markets Momentum Portfolio	$449,746
26,150	PowerShares DWA Emerging Markets Momentum Portfolio	438,013
22,102	PowerShares DWA Momentum Portfolio	1,012,935
23,423	PowerShares DWA SmallCap Momentum Portfolio	969,946
9,849	PowerShares S&P 500® Low Volatility Portfolio	431,780
8,041	PowerShares S&P Emerging Markets Low Volatility Portfolio	186,712
5,946	PowerShares S&P International Developed Low Volatility Portfolio	186,467
9,652	PowerShares S&P SmallCap Low Volatility Portfolio	419,090

	Total Exchange-Traded Funds (Cost $3,847,157)	4,094,689

	Money Market Fund—0.0%
652	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $652)	652

	Total Investments (Cost $3,847,809)—100.0%	4,095,341
	Other assets less liabilities—(0.0)%	(495)

	Net Assets—100.0%	$4,094,846

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	26.5
Health Care	20.4
Information Technology	19.7
Industrials	13.6
Consumer Discretionary	9.3
Materials	4.6
Consumer Staples	3.7
Real Estate	0.9
Telecommunication Services	0.6
Utilities	0.4
Energy	0.3
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—9.3%
5,897	Children’s Place, Inc. (The)	$676,976
12,809	Dave & Buster’s Entertainment, Inc.(b)	819,904
31,713	Dorman Products, Inc.(b)	2,636,936
74,556	Eldorado Resorts, Inc.(b)(c)	1,425,883
13,499	Grand Canyon Education, Inc.(b)	1,014,585
30,514	Intrawest Resorts Holdings, Inc.(b)	719,520
11,428	iRobot Corp.(b)	911,269
37,374	K12, Inc.(b)	704,500
36,264	KB Home	747,038
25,373	La-Z-Boy, Inc.	707,907
7,771	LCI Industries	786,037
22,517	Marcus Corp. (The)	761,075
32,674	MarineMax, Inc.(b)	664,916
8,746	Marriott Vacations Worldwide Corp.	963,634
24,324	Monarch Casino & Resort, Inc.(b)	716,828
12,896	Nutrisystem, Inc.	689,291
37,500	Scientific Games Corp., Class A(b)	890,625
58,475	Shiloh Industries, Inc.(b)	719,242
16,268	Standard Motor Products, Inc.	826,902
15,341	TopBuild Corp.(b)	785,306

		18,168,374

	Consumer Staples—3.7%
3,633	Coca-Cola Bottling Co. Consolidated	769,687
30,585	John B. Sanfilippo & Son, Inc.	2,247,998
52,291	MGP Ingredients, Inc.(c)	2,737,957
16,080	National Beverage Corp.	1,424,527

		7,180,169

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy—0.3%
51,588	Westmoreland Coal Co.(b)	$549,928

	Financials—26.5%
18,846	Ameris Bancorp	887,647
38,972	Carolina Financial Corp.	1,202,676
19,246	Cathay General Bancorp	732,310
29,681	Centerstate Banks, Inc.	748,852
18,507	CU Bancorp(b)	689,848
21,360	Eagle Bancorp, Inc.(b)	1,279,464
50,658	Enova International, Inc.(b)	719,344
17,701	Enterprise Financial Services Corp.	747,867
9,056	Evercore Partners, Inc., Class A	667,880
53,178	Farmers Capital Bank Corp.	2,206,887
14,829	FCB Financial Holdings, Inc., Class A(b)	700,670
12,428	Federal Agricultural Mortgage Corp., Class C	709,017
33,610	Fidelity Southern Corp.	756,897
24,348	First Bancorp/Southern Pines NC	731,414
14,920	First Defiance Financial Corp.	800,309
35,355	First Financial Bankshares, Inc.(c)	1,412,432
45,260	First Financial Northwest, Inc.	709,677
18,035	First Interstate BancSystem, Inc., Class A	680,821
25,945	First Merchants Corp.	1,073,604
19,415	Franklin Financial Network, Inc.(b)	787,278
17,781	Great Southern Bancorp, Inc.	891,717
43,384	Green Bancorp, Inc.(b)	780,912
21,247	Green Dot Corp., Class A(b)	728,560
30,482	Guaranty Bancorp	766,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares DWA SmallCap Momentum Portfolio (DWAS) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
25,014	Hanmi Financial Corp.	$726,657
14,672	Heartland Financial USA, Inc.	704,256
18,222	Horace Mann Educators Corp.	704,280
28,614	Horizon Bancorp	772,292
135,471	Independent Bank Corp./MI	3,021,003
11,668	Independent Bank Group, Inc.	701,830
16,628	Lakeland Financial Corp.	759,235
28,114	MainSource Financial Group, Inc.	961,499
55,322	Mercantile Bank Corp.	1,860,479
39,799	Meridian Bancorp, Inc.	698,472
20,606	MidWestOne Financial Group, Inc.	715,028
63,408	NMI Holdings, Inc., Class A(b)	735,533
50,951	Pacific Premier Bancorp, Inc.(b)	1,862,259
28,147	Preferred Bank	1,491,510
22,861	QCR Holdings, Inc.	1,042,462
111,422	Republic First Bancorp, Inc.(b)	958,229
17,622	Sandy Spring Bancorp, Inc.	762,152
30,912	Seacoast Banking Corp. of Florida(b)	748,070
72,515	ServisFirst Bancshares, Inc.	2,741,067
8,183	South State Corp.	721,331
15,272	Stonegate Bank	700,985
22,533	TowneBank	731,196
30,801	TriState Capital Holdings, Inc.(b)	766,945
20,505	Union Bankshares Corp.	702,091
26,810	United Community Banks, Inc.	733,254
17,084	Walker & Dunlop, Inc.(b)	766,217
129,514	Waterstone Financial, Inc.	2,460,766
15,773	WSFS Financial Corp.	744,486

		51,706,289

	Health Care—20.4%
23,529	Aclaris Therapeutics, Inc.(b)(c)	661,400
18,571	Aerie Pharmaceuticals, Inc.(b)	818,053
30,766	Aimmune Therapeutics, Inc.(b)(c)	598,091
14,687	Almost Family, Inc.(b)	729,210
19,817	AMN Healthcare Services, Inc.(b)	809,524
10,597	Avexis, Inc.(b)(c)	853,058
117,083	AxoGen, Inc.(b)	1,428,413
17,306	Blueprint Medicines Corp.(b)	806,113
48,097	Cara Therapeutics, Inc.(b)(c)	764,261
3,795	Chemed Corp.	764,237
24,471	Clovis Oncology, Inc.(b)	1,416,626
39,395	Concert Pharmaceuticals, Inc.(b)	625,199
162,972	Corcept Therapeutics, Inc.(b)	1,554,753
66,344	Cytokinetics, Inc.(b)	1,088,042
96,302	Enzo Biochem, Inc.(b)	847,458
41,410	Epizyme, Inc.(b)	747,450
26,003	Esperion Therapeutics, Inc.(b)	929,607
43,420	Exact Sciences Corp.(b)(c)	1,303,034
27,333	Flexion Therapeutics, Inc.(b)	557,867
53,414	GenMark Diagnostics, Inc.(b)	684,767
14,639	Glaukos Corp.(b)	695,792
19,173	Global Blood Therapeutics, Inc.(b)(c)	555,058
16,486	HealthEquity, Inc.(b)	750,443
30,903	Heska Corp.(b)	3,345,250
137,273	Immunomedics, Inc.(b)(c)	786,574

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
19,906	Inogen, Inc.(b)	$1,650,008
32,690	LeMaitre Vascular, Inc.	972,528
15,761	Loxo Oncology, Inc.(b)	725,952
14,016	Medicines Co. (The)(b)	691,269
24,816	Merit Medical Systems, Inc.(b)	836,299
31,102	Nektar Therapeutics(b)	590,005
34,529	NewLink Genetics Corp.(b)(c)	645,347
27,038	NxStage Medical, Inc.(b)	808,166
58,644	OraSure Technologies, Inc.(b)	768,823
18,356	Portola Pharmaceuticals, Inc.(b)	734,056
63,356	Progenics Pharmaceuticals, Inc.(b)(c)	501,780
35,295	REGENXBIO, Inc.(b)	737,666
10,764	Sage Therapeutics, Inc.(b)	764,244
25,844	Spectranetics Corp. (The)(b)	739,138
24,730	Supernus Pharmaceuticals, Inc.(b)	806,198
29,282	Teladoc, Inc.(b)(c)	726,194
25,332	Tivity Health, Inc.(b)	851,155
11,177	U.S. Physical Therapy, Inc.	733,211
35,091	Versartis, Inc.(b)	645,674
30,702	Vocera Communications, Inc.(b)	778,603

		39,826,596

	Industrials—13.6%
22,723	AAON, Inc.	832,798
53,508	ACCO Brands Corp.(b)	762,489
10,001	Alamo Group, Inc.	790,679
16,514	Apogee Enterprises, Inc.	900,013
23,693	Argan, Inc.	1,583,877
13,583	Brink’s Co. (The)	833,996
48,678	Builders FirstSource, Inc.(b)	779,335
49,301	CAI International, Inc.(b)	1,016,587
62,155	Casella Waste Systems, Inc., Class A(b)	935,433
20,087	Comfort Systems USA, Inc.	737,193
14,003	Dycom Industries, Inc.(b)	1,479,557
20,048	Global Brass & Copper Holdings, Inc.	714,711
29,197	Griffon Corp.	700,728
8,499	Insperity, Inc.	776,384
13,649	John Bean Technologies Corp.	1,209,984
12,026	Kadant, Inc.	747,416
28,022	Mercury Systems, Inc.(b)	1,047,462
65,404	Mueller Water Products, Inc., Class A	735,795
39,300	NV5 Global, Inc.(b)	1,520,910
32,392	Patrick Industries, Inc.(b)	2,301,452
36,303	Ply Gem Holdings, Inc.(b)	698,833
7,580	RBC Bearings, Inc.(b)	760,274
32,706	SkyWest, Inc.	1,216,663
11,890	Standex International Corp.	1,117,065
22,759	Trex Co., Inc.(b)	1,665,731
23,984	Tutor Perini Corp.(b)	739,906

		26,605,271

	Information Technology—19.7%
49,001	8x8, Inc.(b)	712,965
12,737	Advanced Energy Industries, Inc.(b)	939,991
22,427	Alarm.com Holdings, Inc.(b)	731,344
38,097	Applied Optoelectronics, Inc.(b)(c)	1,881,611
48,171	Axcelis Technologies, Inc.(b)	927,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares DWA SmallCap Momentum Portfolio (DWAS) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
44,937	Blucora, Inc.(b)	$829,088
33,407	Brooks Automation, Inc.	843,861
9,588	Cabot Microelectronics Corp.	751,220
59,922	Care.com, Inc.(b)	710,076
46,155	Control4 Corp.(b)	780,019
32,954	CTS Corp.	728,283
28,448	Ebix, Inc.(c)	1,755,242
30,739	Entegris, Inc.(b)	762,327
44,012	ePlus, Inc.(b)	3,135,855
113,130	Extreme Networks, Inc.(b)	884,111
17,055	Fabrinet (Thailand)(b)	591,297
74,492	Five9, Inc.(b)	1,359,107
51,153	Hackett Group, Inc. (The)	1,014,364
20,088	II-VI, Inc.(b)	665,917
22,265	Inphi Corp.(b)	922,216
208,189	KEMET Corp.(b)	2,333,799
43,814	Kimball Electronics, Inc.(b)	755,791
15,393	Lumentum Holdings, Inc.(b)	658,051
16,240	MACOM Technology Solutions Holdings, Inc.(b)	793,811
40,769	MaxLinear, Inc., Class A(b)	1,134,601
6,188	Mesa Laboratories, Inc.	865,206
26,850	MINDBODY, Inc., Class A(b)	761,197
24,016	Nanometrics, Inc.(b)	757,825
24,575	PC Connection, Inc.	706,285
31,591	PDF Solutions, Inc.(b)	600,861
17,062	Pegasystems, Inc.	777,174
21,380	Q2 Holdings, Inc.(b)	815,647
20,077	RealPage, Inc.(b)	743,853
26,016	RingCentral, Inc., Class A(b)	831,211
32,131	Rudolph Technologies, Inc.(b)	787,209
17,608	Sanmina Corp.(b)	655,898
8,778	Stamps.com, Inc.(b)(c)	931,785
47,046	TrueCar, Inc.(b)(c)	824,246
45,203	TTM Technologies, Inc.(b)	756,246
48,473	Ultra Clean Holdings, Inc.(b)	932,621

		38,349,503

	Materials—4.6%
18,752	Chase Corp.	1,922,080
11,623	Ingevity Corp.(b)	734,922
34,980	Innospec, Inc.	2,308,680
29,891	KapStone Paper and Packaging Corp.	630,401
16,686	KMG Chemicals, Inc.	876,850
16,960	Koppers Holdings, Inc.(b)	719,952
29,677	Louisiana-Pacific Corp.(b)	763,886
7,112	Quaker Chemical Corp.	1,028,395

		8,985,166

	Real Estate—0.9%
8,128	CoreSite Realty Corp. REIT	795,325
19,892	RMR Group, Inc. (The), Class A	1,049,303

		1,844,628

	Telecommunication Services—0.6%
32,494	General Communication, Inc., Class A(b)	1,216,575

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities—0.4%
12,509	Ormat Technologies, Inc.	$738,782

	Total Common Stocks and Other Equity Interests (Cost $172,612,066)	195,171,281

	Money Market Fund—0.0%
20,351	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(d) (Cost $20,351)	20,351

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $172,632,417)—100.0%	195,191,632

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.8%
11,344,719	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $11,344,719)	11,344,719

	Total Investments (Cost $183,977,136)—105.8%	206,536,351
	Other assets less liabilities—(5.8)%	(11,398,925)

	Net Assets—100.0%	$195,137,426

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)

April 30, 2017

(Unaudited)

Portfolio Composition
Market Segment Breakdown (% of the Fund’s Net Assets)* as of April 30, 2017
International Bond	36.6
Real Estate	22.1
MLP	21.9
Preferreds	19.4
Money Market Funds Plus Other Assets Less Liabilities	(0.0)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%
2,119,540	Alerian MLP ETF(a)	$26,706,204
752,027	PowerShares Emerging Markets Sovereign Debt Portfolio(a)(b)	22,169,756
915,366	PowerShares Global Short Term High Yield Bond Portfolio(b)	22,463,082
710,724	PowerShares KBW Premium Yield Equity REIT Portfolio(b)	26,915,118
1,578,810	PowerShares Preferred Portfolio(b)	23,603,209

	Total Exchange-Traded Funds (Cost $117,194,715)	121,857,369

	Money Market Fund—0.3%
423,247	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $423,247)	423,247

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $117,617,962)—100.3%	122,280,616

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—18.3%
22,203,700	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(c)(d) (Cost $22,203,700)	22,203,700

	Total Investments (Cost $139,821,662)—118.6%	144,484,316
	Other assets less liabilities—(18.6)%	(22,632,133)

	Net Assets—100.0%	$121,852,183

Investment Abbreviations:

ETF—Exchange-Traded Fund

MLP—Master Limited Partnership

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2017.
(b)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets)* as of April 30, 2017
Industrials	31.3
Information Technology	24.5
Financials	24.0
Utilities	20.2
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

*	Reflects exposure achieved through investments in underlying funds.

Schedule of Investments

Number of Shares		Value
	Exchange-Traded Funds—100.0%(a)
877,357	PowerShares DWA Financial Momentum Portfolio(b)	$27,022,596
673,303	PowerShares DWA Industrials Momentum Portfolio	35,207,014
610,756	PowerShares DWA Technology Momentum Portfolio	27,600,064
828,414	PowerShares DWA Utilities Momentum Portfolio	22,806,237

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $106,589,817)—100.0%	112,635,911

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.8%
939,800	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(c)(d) (Cost $939,800)	939,800

	Total Investments (Cost $107,529,617)—100.8%	113,575,711
	Other assets less liabilities—(0.8)%	(951,964)

	Net Assets—100.0%	$112,623,747

Notes to Schedule of Investments:

(a)	Affiliated Company. The security and the Fund are affiliated by having the same investment adviser. See Note 4.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Specialty Retail	27.3
Hotels, Restaurants & Leisure	21.1
Household Durables	12.5
Auto Components	11.7
Textiles, Apparel & Luxury Goods	8.2
Media	4.4
Internet & Direct Marketing Retail	3.8
Leisure Products	3.5
Diversified Consumer Services	3.1
Multi-line Retail	2.2
Distributors	1.5
Automobiles	0.7
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Auto Components—11.7%
46,447	American Axle & Manufacturing Holdings, Inc.(b)	$817,003
9,982	Cooper-Standard Holdings, Inc.(b)	1,128,665
17,144	Dorman Products, Inc.(b)	1,425,524
19,515	Fox Factory Holding Corp.(b)	586,426
20,630	Gentherm, Inc.(b)	766,404
13,961	LCI Industries	1,412,155
10,527	Motorcar Parts of America, Inc.(b)	319,179
11,332	Standard Motor Products, Inc.	576,005
12,638	Superior Industries International, Inc.	274,876

		7,306,237

	Automobiles—0.7%
14,940	Winnebago Industries, Inc.	428,778

	Distributors—1.5%
26,118	Core-Mark Holding Co., Inc.	914,653

	Diversified Consumer Services—3.1%
9,126	American Public Education, Inc.(b)	201,685
6,511	Capella Education Co.	620,498
36,278	Career Education Corp.(b)	368,222
19,810	Regis Corp.(b)	216,127
5,872	Strayer Education, Inc.	509,161

		1,915,693

	Hotels, Restaurants & Leisure—21.1%
47,650	Belmond Ltd., Class A (United Kingdom)(b)	590,860
570	Biglari Holdings, Inc.(b)	243,179

Number of Shares		Value
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
10,217	BJ’s Restaurants, Inc.(b)	$460,787
11,146	Bob Evans Farms, Inc.	743,884
46,540	Boyd Gaming Corp.(b)	1,055,527
9,473	Chuy’s Holdings, Inc.(b)	282,295
21,113	Dave & Buster’s Entertainment, Inc.(b)	1,351,443
9,446	DineEquity, Inc.	534,077
12,115	El Pollo Loco Holdings, Inc.(b)(c)	152,043
15,160	Fiesta Restaurant Group, Inc.(b)	369,146
59,682	Ilg, Inc.	1,438,933
10,660	Marcus Corp. (The)	360,308
13,753	Marriott Vacations Worldwide Corp.	1,515,306
6,197	Monarch Casino & Resort, Inc.(b)	182,626
46,639	Penn National Gaming, Inc.(b)	861,889
7,240	Red Robin Gourmet Burgers, Inc.(b)	425,350
34,111	Ruby Tuesday, Inc.(b)	86,983
16,700	Ruth’s Hospitality Group, Inc.	332,330
28,826	Scientific Games Corp., Class A(b)	684,617
10,105	Shake Shack, Inc., Class A(b)(c)	342,964
24,776	Sonic Corp.	665,979
16,254	Wingstop, Inc.(c)	478,355

		13,158,881

	Household Durables—12.5%
4,767	Cavco Industries, Inc.(b)	566,081
14,345	Ethan Allen Interiors, Inc.	427,481
11,286	Installed Building Products, Inc.(b)	602,108
15,365	iRobot Corp.(b)	1,225,205
27,529	La-Z-Boy, Inc.	768,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Household Durables (continued)
9,588	LGI Homes, Inc.(b)(c)	$305,186
13,944	M/I Homes, Inc.(b)	378,719
23,286	MDC Holdings, Inc.	722,099
21,266	Meritage Homes Corp.(b)	828,311
21,271	TopBuild Corp.(b)	1,088,862
8,162	Universal Electronics, Inc.(b)	565,627
13,201	William Lyon Homes, Class A(b)(c)	290,422

		7,768,160

	Internet & Direct Marketing Retail—3.8%
9,657	FTD Cos., Inc.(b)	193,140
16,849	Nutrisystem, Inc.	900,579
11,558	PetMed Express, Inc.(c)	266,990
18,977	Shutterfly, Inc.(b)	984,906

		2,345,615

	Leisure Products—3.5%
53,338	Callaway Golf Co.	632,055
17,288	Nautilus, Inc.(b)	314,642
10,210	Sturm Ruger & Co., Inc.(c)	617,195
32,174	Vista Outdoor, Inc.(b)	629,323

		2,193,215

	Media—4.4%
31,590	E.W. Scripps Co. (The), Class A(b)	703,825
63,961	Gannett Co., Inc.	534,714
30,111	New Media Investment Group, Inc.	396,261
15,182	Scholastic Corp.	656,318
21,680	World Wrestling Entertainment, Inc., Class A(c)	464,602

		2,755,720

	Multi-line Retail—2.2%
19,808	Fred’s, Inc., Class A(c)	291,574
27,002	Ollie’s Bargain Outlet Holdings, Inc.(b)	1,034,176
25,375	Tuesday Morning Corp.(b)	82,469

		1,408,219

	Specialty Retail—27.3%
38,109	Abercrombie & Fitch Co., Class A	456,927
10,613	Asbury Automotive Group, Inc.(b)	649,516
95,417	Ascena Retail Group, Inc.(b)	373,080
21,709	Barnes & Noble Education, Inc.(b)	225,991
31,106	Barnes & Noble, Inc.	265,956
10,046	Big 5 Sporting Goods Corp.	154,708
15,881	Buckle, Inc. (The)(c)	296,975
24,217	Caleres, Inc.	697,934
14,130	Cato Corp. (The), Class A	318,773
10,172	Children’s Place, Inc. (The)	1,167,746
37,919	DSW, Inc., Class A	781,890
44,155	Express, Inc.(b)	381,058
22,840	Finish Line, Inc. (The), Class A	361,100
30,950	Five Below, Inc.(b)	1,520,264
21,276	Francesca’s Holdings Corp.(b)	335,735
11,206	Genesco, Inc.(b)	597,280
11,214	Group 1 Automotive, Inc.	773,205
34,678	Guess?, Inc.	387,006
10,870	Haverty Furniture Cos., Inc.	267,946
12,367	Hibbett Sports, Inc.(b)(c)	321,542
8,237	Kirkland’s, Inc.(b)	96,867

Number of Shares		Value
	Common Stocks (continued)
	Specialty Retail (continued)
13,484	Lithia Motors, Inc., Class A	$1,288,396
15,907	Lumber Liquidators Holdings, Inc.(b)(c)	390,517
13,669	MarineMax, Inc.(b)	278,164
18,365	Monro Muffler Brake, Inc.	952,225
29,957	Rent-A-Center, Inc.(c)	320,240
19,032	RH(b)(c)	912,965
24,221	Select Comfort Corp.(b)	748,429
7,469	Shoe Carnival, Inc.	189,489
14,801	Sonic Automotive, Inc., Class A	290,100
17,429	Stein Mart, Inc.	43,050
27,449	Tailored Brands, Inc.(c)	338,446
18,567	Tile Shop Holdings, Inc.	396,405
13,412	Vitamin Shoppe, Inc.(b)	258,852
9,814	Zumiez, Inc.(b)	176,161

		17,014,938

	Textiles, Apparel & Luxury Goods—8.2%
41,497	Crocs, Inc.(b)	258,526
23,648	Fossil Group, Inc.(b)	407,928
24,687	G-III Apparel Group Ltd.(b)	585,082
31,607	Iconix Brand Group, Inc.(b)	221,249
8,622	Movado Group, Inc.	201,755
8,405	Oxford Industries, Inc.	487,322
6,807	Perry Ellis International, Inc.(b)	139,680
30,393	Steven Madden Ltd.(b)	1,156,454
8,609	Unifi, Inc.(b)	241,654
10,603	Vera Bradley, Inc.(b)	97,017
54,546	Wolverine World Wide, Inc.	1,315,104

		5,111,771

	Total Common Stocks (Cost $59,545,955)	62,321,880

	Money Market Fund—0.0%
21,805	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(d) (Cost $21,805)	21,805

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $59,567,760)—100.0%	62,343,685

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.7%
4,789,729	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $4,789,729)	4,789,729

	Total Investments (Cost $64,357,489)—107.7%	67,133,414
	Other assets less liabilities—(7.7)%	(4,783,758)

	Net Assets—100.0%	$62,349,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD) (continued)

April 30, 2017

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Food Products	60.2
Food & Staples Retailing	13.6
Personal Products	8.9
Household Products	7.9
Beverages	5.0
Tobacco	4.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Beverages—5.0%
15,836	Coca-Cola Bottling Co. Consolidated	$3,355,015

	Food & Staples Retailing—13.6%
71,856	Andersons, Inc. (The)	2,683,821
86,232	SpartanNash Co.	3,173,338
821,678	SUPERVALU, Inc.(b)	3,368,880

		9,226,039

	Food Products—60.2%
233,975	B&G Foods, Inc.(c)	9,826,950
47,631	Calavo Growers, Inc.(c)	3,124,594
70,097	Cal-Maine Foods, Inc.(c)	2,646,162
579,764	Darling Ingredients, Inc.(b)	8,771,829
52,682	J & J Snack Foods Corp.	7,089,943
43,965	John B. Sanfilippo & Son, Inc.	3,231,427
28,955	Sanderson Farms, Inc.	3,352,410
74,108	Seneca Foods Corp., Class A(b)	2,756,818

		40,800,133

	Household Products—7.9%
17,962	Central Garden & Pet Co.(b)	678,964
59,863	Central Garden & Pet Co., Class A(b)	2,108,973
24,725	WD-40 Co.	2,592,416

		5,380,353

	Personal Products—8.9%
79,293	Inter Parfums, Inc.	3,009,169
64,434	Medifast, Inc.	2,984,583

		5,993,752

	Tobacco—4.4%
40,323	Universal Corp.	2,961,725

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $63,857,917)—100.0%	67,717,017

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—14.2%
9,615,134	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $9,615,134)	$9,615,134

	Total Investments (Cost $73,473,051)—114.2%	77,332,151
	Other assets less liabilities—(14.2)%	(9,605,188)

	Net Assets—100.0%	$67,726,963

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares S&P SmallCap Energy Portfolio (PSCE)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Energy Equipment & Services	56.9
Oil, Gas & Consumable Fuels	43.1
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Energy Equipment & Services—56.9%
169,397	Archrock, Inc.	$1,998,885
179,719	Atwood Oceanics, Inc.(b)	1,407,200
76,701	Bristow Group, Inc.	1,025,492
50,840	CARBO Ceramics, Inc.(b)(c)	349,271
46,631	Era Group, Inc.(b)	592,680
75,745	Exterran Corp.(b)	2,073,141
32,267	Geospace Technologies Corp.(b)	533,696
32,806	Gulf Island Fabrication, Inc.	326,420
296,776	Helix Energy Solutions Group, Inc.(b)	1,816,269
77,941	Hornbeck Offshore Services, Inc.(b)(c)	265,779
63,867	Matrix Service Co.(b)	750,437
203,517	Newpark Resources, Inc.(b)	1,556,905
185,584	Pioneer Energy Services Corp.(b)	566,031
34,017	SEACOR Holdings, Inc.(b)	2,233,556
112,200	Tesco Corp.(b)	734,910
277,692	TETRA Technologies, Inc.(b)	924,714
113,033	Tidewater, Inc.(b)(c)	99,074
101,962	Unit Corp.(b)	2,191,163
162,520	US Silica Holdings, Inc.	6,744,580

		26,190,203

	Oil, Gas & Consumable Fuels—43.1%
181,847	Bill Barrett Corp.(b)	698,292
136,384	Carrizo Oil & Gas, Inc.(b)	3,430,058
180,028	Cloud Peak Energy, Inc.(b)	606,694
54,604	Contango Oil & Gas Co.(b)	390,965
933,249	Denbury Resources, Inc.(b)	2,071,813
85,278	Green Plains, Inc.	1,961,394
104,810	Northern Oil and Gas, Inc.(b)(c)	235,822
124,521	PDC Energy, Inc.(b)	6,877,295
13,597	REX American Resources Corp.(b)	1,287,364
305,614	Src Energy, Inc.(b)(c)	2,304,330

		19,864,027

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $60,739,875)—100.0%	46,054,230

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.2%
2,372,256	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $2,372,256)	$2,372,256

	Total Investments (Cost $63,112,131)—105.2%	48,426,486
	Other assets less liabilities—(5.2)%	(2,388,924)

	Net Assets—100.0%	$46,037,562

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares S&P SmallCap Financials Portfolio (PSCF)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Banks	37.4
Equity REITs	25.1
Insurance	13.7
Capital Markets	8.6
Thrifts & Mortgage Finance	7.6
Consumer Finance	4.5
Real Estate Management & Development	1.6
Mortgage REITs	1.5
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Banks—37.4%
54,471	Ameris Bancorp	$2,565,584
73,649	Banc of California, Inc.(b)	1,598,183
38,952	Banner Corp.	2,150,150
124,579	Boston Private Financial Holdings, Inc.	1,943,432
112,501	Brookline Bancorp, Inc.	1,636,890
45,712	Central Pacific Financial Corp.	1,429,871
23,136	City Holding Co.	1,644,738
86,407	Columbia Banking System, Inc.	3,413,941
66,165	Community Bank System, Inc.	3,701,932
42,295	Customers Bancorp, Inc.(c)	1,308,184
149,772	CVB Financial Corp.	3,226,089
31,451	Fidelity Southern Corp.	708,277
232,502	First BanCorp/Puerto Rico(c)	1,367,112
130,209	First Commonwealth Financial Corp.	1,680,998
92,095	First Financial Bancorp	2,546,427
98,227	First Financial Bankshares, Inc.(b)	3,924,169
120,415	First Midwest Bancorp, Inc.	2,734,625
23,710	First NBC Bank Holding Co.(c)	62,831
113,674	Glacier Bancorp, Inc.	3,839,908
87,186	Great Western Bancorp, Inc.	3,592,063
48,020	Hanmi Financial Corp.	1,394,981
187,494	Home BancShares, Inc.	4,771,722
188,843	Hope Bancorp, Inc.	3,457,715
40,170	Independent Bank Corp./MA	2,542,761
61,885	LegacyTexas Financial Group, Inc.	2,339,872
39,528	National Bank Holdings Corp., Class A	1,247,899
64,460	NBT Bancorp, Inc.	2,461,083
65,234	OFG Bancorp	763,238
200,772	Old National Bancorp	3,372,970
26,985	Opus Bank	608,512
69,482	Pinnacle Financial Partners, Inc.	4,446,848
51,862	S&T Bancorp, Inc.	1,864,958

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Banks (continued)
65,833	ServisFirst Bancshares, Inc.	$2,488,487
44,239	Simmons First National Corp., Class A	2,417,661
39,402	Southside Bancshares, Inc.	1,368,037
201,403	Sterling Bancorp	4,682,620
18,230	Tompkins Financial Corp.	1,507,074
105,408	United Community Banks, Inc.	2,882,909
39,017	Westamerica Bancorporation(b)	2,146,715

		91,841,466

	Capital Markets—8.6%
38,748	Donnelley Financial Solutions, Inc.(c)	860,981
58,216	Evercore Partners, Inc., Class A	4,293,430
85,035	Financial Engines, Inc.	3,613,988
40,857	Greenhill & Co., Inc.	1,033,682
100,988	Interactive Brokers Group, Inc., Class A	3,517,412
22,401	INTL FCStone, Inc.(c)	836,677
46,906	Investment Technology Group, Inc.	933,899
21,175	Piper Jaffray Cos.	1,325,555
9,623	Virtus Investment Partners, Inc.	1,023,887
125,185	Waddell & Reed Financial, Inc., Class A	2,252,078
170,475	WisdomTree Investments, Inc.(b)	1,423,466

		21,115,055

	Consumer Finance—4.5%
34,983	Encore Capital Group, Inc.(b)(c)	1,166,683
34,537	Enova International, Inc.(c)	490,426
72,424	EZCORP, Inc., Class A(c)	655,437
71,732	Firstcash, Inc.	3,726,477
66,209	Green Dot Corp., Class A(c)	2,270,307
68,842	PRA Group, Inc.(c)	2,216,712
8,879	World Acceptance Corp.(c)	469,699

		10,995,741

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares S&P SmallCap Financials Portfolio (PSCF) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Equity REITs—25.1%
125,825	Acadia Realty Trust REIT	$3,658,991
38,852	Agree Realty Corp. REIT	1,883,545
60,694	American Assets Trust, Inc. REIT	2,599,524
98,362	CareTrust REIT, Inc. REIT	1,674,121
253,706	CBL & Associates Properties, Inc. REIT	2,346,781
112,930	Cedar Realty Trust, Inc. REIT	607,563
89,279	Chesapeake Lodging Trust REIT	2,081,093
50,397	CoreSite Realty Corp. REIT	4,931,346
297,389	DiamondRock Hospitality Co. REIT	3,274,253
49,488	EastGroup Properties, Inc. REIT	3,872,436
88,950	Four Corners Property Trust, Inc. REIT	2,075,204
159,286	Franklin Street Properties Corp. REIT	1,932,139
40,058	Getty Realty Corp. REIT	1,025,485
105,673	Government Properties Income Trust REIT	2,252,948
62,050	Hersha Hospitality Trust REIT	1,144,202
124,102	Kite Realty Group Trust REIT	2,526,717
321,345	Lexington Realty Trust REIT	3,268,079
58,802	LTC Properties, Inc. REIT	2,813,088
63,468	Parkway, Inc. REIT	1,278,880
103,211	Pennsylvania Real Estate Investment Trust REIT	1,429,472
29,025	PS Business Parks, Inc. REIT	3,527,699
162,357	Retail Opportunity Investments Corp. REIT	3,344,554
96,979	Sabra Health Care REIT, Inc. REIT	2,636,859
17,484	Saul Centers, Inc. REIT	1,049,914
138,909	Summit Hotel Properties, Inc. REIT	2,296,166
18,571	Universal Health Realty Income Trust REIT	1,295,327
44,161	Urstadt Biddle Properties, Inc., Class A REIT	868,205

		61,694,591

	Insurance—13.7%
131,136	American Equity Investment Life Holding Co.	3,110,546
28,565	AMERISAFE, Inc.	1,643,916
24,794	eHealth, Inc.(c)	351,579
47,751	Employers Holdings, Inc.	1,910,040
12,677	HCI Group, Inc.(b)	604,566
59,922	Horace Mann Educators Corp.	2,315,985
16,398	Infinity Property & Casualty Corp.	1,627,501
108,930	Maiden Holdings Ltd.	1,345,286
32,915	Navigators Group, Inc. (The)	1,779,056
79,032	ProAssurance Corp.	4,892,081
56,818	RLI Corp.	3,251,126
21,156	Safety Insurance Group, Inc.	1,531,694
86,459	Selective Insurance Group, Inc.	4,565,035
34,716	Stewart Information Services Corp.	1,646,927
32,145	United Fire Group, Inc.	1,414,380
26,580	United Insurance Holdings Corp.	405,611
48,590	Universal Insurance Holdings, Inc.(b)	1,265,769

		33,661,098

	Mortgage REITs—1.5%
116,688	Apollo Commercial Real Estate Finance, Inc. REIT	2,250,912
142,587	Capstead Mortgage Corp. REIT	1,588,419

		3,839,331

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate Management & Development—1.6%
48,928	Forestar Group, Inc.(c)	$692,331
52,243	HFF, Inc., Class A	1,640,430
26,223	RE/MAX Holdings, Inc., Class A	1,551,091

		3,883,852

	Thrifts & Mortgage Finance—7.6%
135,332	Astoria Financial Corp.	2,759,419
62,443	Bank Mutual Corp.	574,476
85,650	BofI Holding, Inc.(b)(c)	2,046,178
46,180	Dime Community Bancshares, Inc.	898,201
37,421	HomeStreet, Inc.(c)	972,946
10,729	LendingTree, Inc.(c)	1,511,716
67,039	Northfield Bancorp, Inc.	1,232,177
151,254	Northwest Bancshares, Inc.	2,441,240
57,228	Oritani Financial Corp.	970,015
89,823	Provident Financial Services, Inc.	2,307,553
142,400	TrustCo Bank Corp. NY	1,132,080
41,199	Walker & Dunlop, Inc.(c)	1,847,775

		18,693,776

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $207,080,852)—100.0%	245,724,910

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—5.2%
12,683,447	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $12,683,447)	12,683,447

	Total Investments (Cost $219,764,299)—105.2%	258,408,357
	Other assets less liabilities—(5.2)%	(12,680,011)

	Net Assets—100.0%	$245,728,346

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Health Care Equipment & Supplies	30.1
Health Care Providers & Services	26.0
Pharmaceuticals	16.6
Biotechnology	14.2
Health Care Technology	9.7
Life Sciences Tools & Services	3.4
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Biotechnology—14.2%
106,262	Acorda Therapeutics, Inc.(b)	$1,716,131
78,627	AMAG Pharmaceuticals, Inc.(b)	1,918,499
94,060	Cytokinetics, Inc.(b)	1,542,584
18,557	Eagle Pharmaceuticals, Inc.(b)	1,681,079
79,190	Emergent Biosolutions, Inc.(b)	2,368,573
31,819	Enanta Pharmaceuticals, Inc.(b)	1,010,253
43,453	Ligand Pharmaceuticals, Inc.(b)	4,830,670
229,280	MiMedx Group, Inc.(b)(c)	2,909,563
148,072	Momenta Pharmaceuticals, Inc.(b)	2,124,833
155,913	Myriad Genetics, Inc.(b)	2,867,240
160,398	Progenics Pharmaceuticals, Inc.(b)	1,270,352
77,496	Repligen Corp.(b)	2,851,078
162,322	Spectrum Pharmaceuticals, Inc.(b)	1,235,271

		28,326,126

	Health Care Equipment & Supplies—30.1%
51,611	Abaxis, Inc.	2,324,043
28,521	Analogic Corp.	2,049,234
79,103	AngioDynamics, Inc.(b)	1,227,679
33,519	Anika Therapeutics, Inc.(b)	1,546,231
83,103	Cantel Medical Corp.	6,183,694
56,728	CONMED Corp.	2,788,749
61,925	CryoLife, Inc.(b)	1,123,939
119,075	Haemonetics Corp.(b)	4,986,861
33,986	ICU Medical, Inc.(b)	5,227,047
37,037	Inogen, Inc.(b)	3,069,997
63,172	Integer Holdings Corp.(b)	2,321,571
136,875	Integra LifeSciences Holdings Corp.(b)	6,292,144
72,589	Invacare Corp.	1,067,058
96,631	Meridian Bioscience, Inc.	1,430,139
112,543	Merit Medical Systems, Inc.(b)	3,792,699
75,257	Natus Medical, Inc.(b)	2,633,995
86,944	Neogen Corp.(b)	5,419,220
127,609	OraSure Technologies, Inc.(b)	1,672,954
40,817	Orthofix International NV(b)	1,614,312
30,378	SurModics, Inc.(b)	694,137
85,606	Varex Imaging Corp.(b)	2,872,937

		60,338,640

Number of Shares		Value
	Common Stocks (continued)
	Health Care Providers & Services—26.0%
68,965	Aceto Corp.	$1,093,095
27,297	Almost Family, Inc.(b)	1,355,296
63,869	Amedisys, Inc.(b)	3,461,700
109,275	AMN Healthcare Services, Inc.(b)	4,463,884
64,962	BioTelemetry, Inc.(b)	2,137,250
37,352	Chemed Corp.	7,521,946
260,684	Community Health Systems, Inc.(b)	2,244,489
22,337	CorVel Corp.(b)	993,996
72,258	Cross Country Healthcare, Inc.(b)	1,009,444
99,368	Diplomat Pharmacy, Inc.(b)	1,550,141
109,550	Ensign Group, Inc. (The)	1,966,422
100,593	HealthEquity, Inc.(b)	4,578,993
194,921	Kindred Healthcare, Inc.	1,871,242
22,032	Landauer, Inc.	1,158,883
34,129	LHC Group, Inc.(b)	1,846,379
54,035	Magellan Health, Inc.(b)	3,717,608
70,501	PharMerica Corp.(b)	1,663,824
27,893	Providence Service Corp. (The)(b)	1,227,292
67,513	Quorum Health Corp.(b)	288,281
246,087	Select Medical Holdings Corp.(b)	3,383,696
76,668	Tivity Health, Inc.(b)	2,576,045
28,672	U.S. Physical Therapy, Inc.	1,880,883

		51,990,789

	Health Care Technology—9.7%
24,480	Computer Programs & Systems, Inc.(c)	671,976
58,209	HealthStream, Inc.(b)	1,617,628
191,314	HMS Holdings Corp.(b)	3,916,198
125,523	Medidata Solutions, Inc.(b)	8,212,970
84,615	Omnicell, Inc.(b)	3,503,061
105,794	Quality Systems, Inc.(b)	1,508,622

		19,430,455

	Life Sciences Tools & Services—3.4%
51,069	Albany Molecular Research, Inc.(b)(c)	817,615
74,066	Cambrex Corp.(b)	4,395,817
85,320	Luminex Corp.	1,606,575

		6,820,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P SmallCap Health Care Portfolio (PSCH) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Pharmaceuticals—16.6%
82,199	Amphastar Pharmaceuticals, Inc.(b)	$1,241,205
18,191	ANI Pharmaceuticals, Inc.(b)	984,497
142,193	Depomed, Inc.(b)	1,704,894
14,215	Heska Corp.(b)	1,538,774
168,863	Impax Laboratories, Inc.(b)	2,372,525
177,529	Innoviva, Inc.(b)(c)	2,092,179
67,271	Lannett Co., Inc.(b)(c)	1,749,046
163,441	Medicines Co. (The)(b)	8,060,910
352,232	Nektar Therapeutics(b)	6,681,841
42,427	Phibro Animal Health Corp., Class A	1,262,203
117,864	SciClone Pharmaceuticals, Inc.(b)	1,137,388
56,676	Sucampo Pharmaceuticals, Inc., Class A(b)(c)	575,262
114,764	Supernus Pharmaceuticals, Inc.(b)	3,741,306

		33,142,030

	Total Common Stocks (Cost $187,393,341)	200,048,047

	Money Market Fund—2.3%
4,557,425	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(d) (Cost $4,557,425)	4,557,425

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $191,950,766)—102.3%	204,605,472

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.2%
4,542,218	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $4,542,218)	4,542,218

	Total Investments (Cost $196,492,984)—104.5%	209,147,690
	Other assets less liabilities—(4.5)%	(9,057,950)

	Net Assets—100.0%	$200,089,740

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Machinery	27.5
Commercial Services & Supplies	18.9
Building Products	11.0
Professional Services	10.4
Aerospace & Defense	9.0
Airlines	4.9
Road & Rail	4.3
Trading Companies & Distributors	3.6
Air Freight & Logistics	3.6
Electrical Equipment	2.8
Construction & Engineering	2.2
Marine	1.0
Industrial Conglomerates	0.8
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Aerospace & Defense—9.0%
22,551	AAR Corp.	$811,610
52,834	Aerojet Rocketdyne Holdings, Inc.(b)	1,184,010
14,537	Aerovironment, Inc.(b)	415,322
36,929	Axon Enterprise, Inc.(b)(c)	907,715
17,612	Cubic Corp.	914,063
12,468	Engility Holdings, Inc.(b)	353,468
33,865	Mercury Systems, Inc.(b)	1,265,874
22,770	Moog, Inc., Class A(b)	1,563,160
3,485	National Presto Industries, Inc.	363,660
35,015	Triumph Group, Inc.	917,393

		8,696,275

	Air Freight & Logistics—3.6%
17,748	Atlas Air Worldwide Holdings, Inc.(b)	1,029,384
19,305	Echo Global Logistics, Inc.(b)	361,969
21,353	Forward Air Corp.	1,135,339
23,642	Hub Group, Inc., Class A(b)	925,584

		3,452,276

	Airlines—4.9%
9,282	Allegiant Travel Co.	1,349,603
37,751	Hawaiian Holdings, Inc.(b)	2,049,879
36,621	SkyWest, Inc.	1,362,301

		4,761,783

	Building Products—11.0%
27,887	AAON, Inc.	1,022,058

Number of Shares		Value
	Common Stocks (continued)
	Building Products (continued)
9,861	American Woodmark Corp.(b)	$906,226
20,234	Apogee Enterprises, Inc.	1,102,753
22,307	Gibraltar Industries, Inc.(b)	875,550
22,035	Griffon Corp.	528,840
12,337	Insteel Industries, Inc.	429,451
11,260	Patrick Industries, Inc.(b)	800,023
34,608	PGT Innovations, Inc.(b)	377,227
24,302	Quanex Building Products Corp.	495,761
28,610	Simpson Manufacturing Co., Inc.	1,193,323
20,756	Trex Co., Inc.(b)	1,519,132
14,375	Universal Forest Products, Inc.	1,369,794

		10,620,138

	Commercial Services & Supplies—18.9%
39,231	ABM Industries, Inc.	1,694,387
33,633	Brady Corp., Class A	1,310,005
31,810	Brink’s Co. (The)	1,953,134
26,469	Essendant, Inc.	442,032
51,430	Healthcare Services Group, Inc.	2,361,151
45,369	Interface, Inc.	902,843
22,921	LSC Communications, Inc.	592,966
22,781	Matthews International Corp., Class A	1,561,637
31,278	Mobile Mini, Inc.	897,679
9,336	Multi-Color Corp.	717,005
49,326	RR Donnelley & Sons Co.	620,028
20,834	Team, Inc.(b)	560,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P SmallCap Industrials Portfolio (PSCI) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Commercial Services & Supplies (continued)
40,485	Tetra Tech, Inc.	$1,779,316
10,903	UniFirst Corp.	1,517,698
15,397	US Ecology, Inc.	725,968
14,344	Viad Corp.	648,349

		18,284,633

	Construction & Engineering—2.2%
23,868	Aegion Corp.(b)	544,668
26,282	Comfort Systems USA, Inc.	964,549
11,347	MYR Group, Inc.(b)	479,524
19,552	Orion Group Holdings, Inc.(b)	147,618

		2,136,359

	Electrical Equipment—2.8%
18,333	AZZ, Inc.	1,082,564
14,646	Encore Wire Corp.	647,353
35,014	General Cable Corp.	630,252
6,045	Powell Industries, Inc.	208,492
11,293	Vicor Corp.(b)	203,274

		2,771,935

	Industrial Conglomerates—0.8%
25,482	Raven Industries, Inc.	789,942

	Machinery—27.5%
41,804	Actuant Corp., Class A	1,141,249
6,667	Alamo Group, Inc.	527,093
20,414	Albany International Corp., Class A	995,182
13,511	Astec Industries, Inc.	855,922
35,356	Barnes Group, Inc.	1,943,519
30,237	Briggs & Stratton Corp.	755,623
21,676	Chart Industries, Inc.(b)	791,391
11,564	CIRCOR International, Inc.	771,434
15,125	EnPro Industries, Inc.	1,068,581
18,170	ESCO Technologies, Inc.	1,069,304
42,183	Federal Signal Corp.	658,477
27,192	Franklin Electric Co., Inc.	1,117,591
20,038	Greenbrier Cos., Inc. (The)(c)	870,651
56,635	Harsco Corp.(b)	739,087
44,989	Hillenbrand, Inc.	1,660,094
22,219	John Bean Technologies Corp.	1,969,714
7,508	Lindsay Corp.(c)	652,145
12,173	Lydall, Inc.(b)	637,865
40,687	Mueller Industries, Inc.	1,303,611
17,239	Proto Labs, Inc.(b)	999,862
29,825	SPX Corp.(b)	717,590
29,876	SPX FLOW, Inc.(b)	1,079,719
9,005	Standex International Corp.	846,020
12,498	Tennant Co.	915,479
34,095	Titan International, Inc.	365,157
42,352	Wabash National Corp.	964,779
19,644	Watts Water Technologies, Inc., Class A	1,221,857

		26,638,996

	Marine—1.0%
30,457	Matson, Inc.	965,487

	Professional Services—10.4%
9,751	CDI Corp.(b)	79,471
18,080	Exponent, Inc.	1,105,592

Number of Shares		Value
	Common Stocks (continued)
	Professional Services (continued)
13,126	Heidrick & Struggles International, Inc.	$282,209
13,202	Insperity, Inc.	1,206,003
20,652	Kelly Services, Inc., Class A	460,953
40,559	Korn/Ferry International	1,314,111
33,131	Navigant Consulting, Inc.(b)	794,150
34,217	On Assignment, Inc.(b)	1,771,414
20,995	Resources Connection, Inc.	291,830
29,796	TrueBlue, Inc.(b)	814,921
26,112	WageWorks, Inc.(b)	1,927,066

		10,047,720

	Road & Rail—4.3%
16,823	ArcBest Corp.	444,968
19,989	Celadon Group, Inc.	78,957
30,593	Heartland Express, Inc.	615,531
47,091	Knight Transportation, Inc.	1,615,221
16,367	Marten Transport Ltd.	405,902
21,387	Roadrunner Transportation Systems, Inc.(b)	143,721
17,969	Saia, Inc.(b)	865,207

		4,169,507

	Trading Companies & Distributors—3.6%
27,539	Applied Industrial Technologies, Inc.	1,762,496
10,898	DXP Enterprises, Inc.(b)	397,559
19,135	Kaman Corp.	918,671
8,138	Veritiv Corp.(b)	420,328

		3,499,054

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $84,252,756)—100.0%	96,834,105

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.4%
2,293,962	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $2,293,962)	2,293,962

	Total Investments (Cost $86,546,718)—102.4%	99,128,067
	Other assets less liabilities—(2.4)%	(2,309,687)

	Net Assets—100.0%	$96,818,380

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Electronic Equipment, Instruments & Components	26.4
Semiconductors & Semiconductor Equipment	25.2
Software	16.2
IT Services	11.5
Communications Equipment	10.7
Internet Software & Services	6.5
Technology Hardware, Storage & Peripherals	3.6
Money Market Fund Plus Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.1%
	Communications Equipment—10.7%
236,204	ADTRAN, Inc.	$4,724,080
84,563	Applied Optoelectronics, Inc.(b)	4,176,567
42,283	Bel Fuse, Inc., Class B	1,023,249
73,743	Black Box Corp.	730,056
172,393	CalAmp Corp.(b)	3,092,730
114,529	Comtech Telecommunications Corp.	1,604,551
128,672	Digi International, Inc.(b)	1,595,533
388,350	Harmonic, Inc.(b)	2,252,430
270,038	Lumentum Holdings, Inc.(b)	11,544,124
160,319	NETGEAR, Inc.(b)	7,559,041
616,354	Oclaro, Inc.(b)(c)	4,936,995
1,121,213	Viavi Solutions, Inc.(b)	11,212,130

		54,451,486

	Electronic Equipment, Instruments & Components—26.4%
73,504	Agilysys, Inc.(b)	727,690
138,645	Anixter International, Inc.(b)	11,306,500
141,723	Badger Meter, Inc.	5,633,489
241,604	Benchmark Electronics, Inc.(b)	7,658,847
159,492	CTS Corp.	3,524,773
195,224	Daktronics, Inc.	1,846,819
159,044	Electro Scientific Industries, Inc.(b)	1,110,127
64,109	ePlus, Inc.(b)	4,567,766
179,904	Fabrinet (Thailand)(b)	6,237,272
81,206	FARO Technologies, Inc.(b)	2,976,200
264,966	II-VI, Inc.(b)	8,783,623
172,748	Insight Enterprises, Inc.(b)	7,272,691
162,331	Itron, Inc.(b)	10,527,165
179,086	Methode Electronics, Inc.	7,978,281
81,177	MTS Systems Corp.	3,770,672
88,537	OSI Systems, Inc.(b)	6,852,764
92,598	Park Electrochemical Corp.	1,603,797

Number of Shares		Value
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
164,014	Plexus Corp.(b)	$8,527,088
87,803	Rogers Corp.(b)	9,038,441
361,672	Sanmina Corp.(b)	13,472,282
122,937	ScanSource, Inc.(b)	4,856,011
410,588	TTM Technologies, Inc.(b)	6,869,137

		135,141,435

	Internet Software & Services—6.5%
188,492	Blucora, Inc.(b)	3,477,677
241,574	DHI Group, Inc.(b)	930,060
119,197	Liquidity Services, Inc.(b)	929,737
259,636	LivePerson, Inc.(b)	1,830,434
302,013	NIC, Inc.	6,447,978
174,676	QuinStreet, Inc.(b)	782,548
92,403	Shutterstock, Inc.(b)(c)	3,994,582
83,640	SPS Commerce, Inc.(b)	4,621,946
76,278	Stamps.com, Inc.(b)(c)	8,096,910
120,375	XO Group, Inc.(b)	2,112,581

		33,224,453

	IT Services—11.5%
118,754	CACI International, Inc., Class A(b)	14,012,972
221,833	Cardtronics PLC, Class A(b)	9,223,816
159,891	CSG Systems International, Inc.	5,997,511
163,085	ExlService Holdings, Inc.(b)	7,780,785
48,779	Forrester Research, Inc.	1,977,989
124,411	ManTech International Corp., Class A	4,416,591
172,431	Perficient, Inc.(b)	3,003,748
192,116	Sykes Enterprises, Inc.(b)	5,726,978
76,933	TeleTech Holdings, Inc.	2,404,156
134,174	Virtusa Corp.(b)	4,156,711

		58,701,257

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P SmallCap Information Technology Portfolio (PSCT) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment—25.2%
193,423	Advanced Energy Industries, Inc.(b)	$14,274,617
338,441	Brooks Automation, Inc.	8,549,020
121,846	Cabot Microelectronics Corp.	9,546,634
103,357	CEVA, Inc.(b)	3,720,852
121,552	Cohu, Inc.	2,276,669
185,763	Diodes, Inc.(b)	4,344,997
105,260	DSP Group, Inc.(b)	1,310,487
208,104	Exar Corp.(b)	2,707,433
295,795	Kopin Corp.(b)	1,206,844
345,428	Kulicke & Soffa Industries, Inc. (Singapore)(b)	7,709,953
262,025	MKS Instruments, Inc.	20,503,456
122,484	Nanometrics, Inc.(b)	3,864,983
143,198	Power Integrations, Inc.	9,443,908
541,226	Rambus, Inc.(b)	6,776,149
152,078	Rudolph Technologies, Inc.(b)	3,725,911
319,533	Semtech Corp.(b)	10,912,052
115,454	Ultratech, Inc.(b)	3,523,656
197,625	Veeco Instruments, Inc.(b)	6,521,625
238,785	Xperi Corp.	8,023,176

		128,942,422

	Software—16.2%
442,680	8x8, Inc.(b)	6,440,994
231,395	Blackbaud, Inc.	18,606,472
184,101	Bottomline Technologies (de), Inc.(b)	4,289,553
105,806	Ebix, Inc.(c)	6,528,230
149,492	Gigamon, Inc.(b)	4,738,896
45,761	MicroStrategy, Inc., Class A(b)	8,702,369
200,910	Monotype Imaging Holdings, Inc.	4,088,519
237,252	Progress Software Corp.	7,051,129
143,372	Qualys, Inc.(b)	5,505,485
208,257	Synchronoss Technologies, Inc.(b)	3,332,112
588,564	Tivo Corp.	11,624,139
146,765	VASCO Data Security International, Inc.(b)	1,981,328

		82,889,226

	Technology Hardware, Storage & Peripherals—3.6%
198,310	Cray, Inc.(b)	3,549,749
226,040	Electronics for Imaging, Inc.(b)	10,348,111
183,389	Super Micro Computer, Inc.(b)	4,474,692

		18,372,552

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $452,786,199)—100.1%	511,722,831

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.4%
17,618,358	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $17,618,358)	17,618,358

	Total Investments (Cost $470,404,557)—103.5%	$529,341,189
	Other assets less liabilities—(3.5)%	(17,846,618)

	Net Assets—100.0%	$511,494,571

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares S&P SmallCap Materials Portfolio (PSCM)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Chemicals	54.3
Paper & Forest Products	20.8
Metals & Mining	17.2
Construction Materials	6.8
Containers & Packaging	0.9
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Chemicals—54.3%
43,807	A. Schulman, Inc.	$1,386,492
45,304	Advansix, Inc.(b)	1,234,987
38,459	American Vanguard Corp.	644,188
47,293	Balchem Corp.	3,838,300
75,388	Calgon Carbon Corp.	1,096,895
80,618	Flotek Industries, Inc.(b)(c)	968,222
33,842	FutureFuel Corp.	523,197
74,773	H.B. Fuller Co.	3,950,258
14,245	Hawkins, Inc.	727,920
62,670	Ingevity Corp.(b)	3,962,624
28,964	Innophos Holdings, Inc.	1,388,534
35,831	Innospec, Inc.	2,364,846
30,761	Koppers Holdings, Inc.(b)	1,305,804
46,020	Kraton Corp.(b)	1,505,314
30,444	LSB Industries, Inc.(b)(c)	335,493
19,768	Quaker Chemical Corp.	2,858,453
64,407	Rayonier Advanced Materials, Inc.	853,393
28,962	Stepan Co.	2,455,978
37,783	Tredegar Corp.	647,978

		32,048,876

	Construction Materials—6.8%
111,473	Headwaters, Inc.(b)	2,648,598
21,776	US Concrete, Inc.(b)(c)	1,350,112

		3,998,710

	Containers & Packaging—0.9%
32,515	Myers Industries, Inc.	529,995

	Metals & Mining—17.2%
468,580	AK Steel Holding Corp.(b)	2,970,797
74,030	Century Aluminum Co.(b)	1,009,769
18,622	Haynes International, Inc.	787,525
26,024	Kaiser Aluminum Corp.	2,196,686
29,697	Materion Corp.	1,129,971
13,546	Olympic Steel, Inc.	305,462
95,535	SunCoke Energy, Inc.(b)	876,056
57,928	TimkenSteel Corp.(b)	873,554

		10,149,820

Number of Shares		Value
	Common Stocks (continued)
	Paper & Forest Products—20.8%
57,087	Boise Cascade Co.(b)	$1,741,154
24,508	Clearwater Paper Corp.(b)	1,191,089
15,744	Deltic Timber Corp.	1,218,113
130,966	KapStone Paper and Packaging Corp.	2,762,073
25,015	Neenah Paper, Inc.	1,959,925
64,838	P.H. Glatfelter Co.	1,394,665
45,716	Schweitzer-Mauduit International, Inc.	1,968,074

		12,235,093

	Total Common Stocks (Cost $62,081,222)	58,962,494

	Money Market Fund—0.0%
18,805	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(d) (Cost $18,805)	18,805

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $62,100,027)—100.0%	$58,981,299

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—3.2%
1,898,709	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $1,898,709)	1,898,709

	Total Investments (Cost $63,998,736)—103.2%	60,880,008
	Other assets less liabilities—(3.2)%	(1,894,971)

	Net Assets—100.0%	$58,985,037

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares S&P SmallCap Materials Portfolio (PSCM) (continued)

April 30, 2017

(Unaudited)

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

April 30, 2017

(Unaudited)

Portfolio Composition
Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Diversified Telecommunication Services	34.0
Gas Utilities	29.8
Electric Utilities	18.7
Water Utilities	8.5
Multi-Utilities	4.2
Wireless Telecommunication Services	4.1
Money Market Fund Plus Other Assets Less Liabilities	0.7

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—99.3%
	Diversified Telecommunication Services—34.0%
33,264	ATN International, Inc.	$2,301,536
122,298	Cincinnati Bell, Inc.(b)	2,305,317
57,265	Cogent Communications Holdings, Inc.	2,576,925
99,835	Consolidated Communications Holdings, Inc.(c)	2,363,095
125,845	General Communication, Inc., Class A(b)	4,711,637
259,030	Iridium Communications, Inc.(b)(c)	2,745,718
129,901	Lumos Networks Corp.(b)	2,326,527

		19,330,755

	Electric Utilities—18.7%
116,546	ALLETE, Inc.	8,147,731
47,899	El Paso Electric Co.	2,471,588

		10,619,319

	Gas Utilities—29.8%
39,847	Northwest Natural Gas Co.	2,374,881
189,734	South Jersey Industries, Inc.	7,118,820
109,193	Spire, Inc.	7,485,180

		16,978,881

	Multi-Utilities—4.2%
59,334	Avista Corp.	2,393,534

	Water Utilities—8.5%
54,626	American States Water Co.	2,431,949
66,741	California Water Service Group	2,382,654

		4,814,603

	Wireless Telecommunication Services—4.1%
131,383	Spok Holdings, Inc.	2,358,325

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $51,991,611)—99.3%	56,495,417

Number of Shares		Value
	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—7.7%
4,377,967	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $4,377,967)	$4,377,967

	Total Investments (Cost $56,369,578)—107.0%	60,873,384
	Other assets less liabilities—(7.0)%	(3,994,263)

	Net Assets—100.0%	$56,879,121

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

(This Page Intentionally Left Blank)

Statements of Assets and Liabilities

April 30, 2017

(Unaudited)

	PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)	PowerShares DWA SmallCap Momentum Portfolio (DWAS)	PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)	PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)
Assets:
Unaffiliated investments, at value(a)	$—	$195,171,281	$26,706,204	$—
Affiliated investments, at value	4,095,341	11,365,070	117,778,112	113,575,711

Total investments, at value	4,095,341	206,536,351	144,484,316	113,575,711
Receivables:
Dividends	—	41,313	22	5
Investments sold	—	—	—	3,715,361
Securities lending	—	9,378	12,709	2,899
Shares sold	—	—	—	—

Total Assets	4,095,341	206,587,042	144,497,047	117,293,976

Liabilities:
Due to custodian	—	8,688	416,629	710
Payables:
Shares repurchased	—	—	—	3,714,993
Investments purchased	—	—	—	—
Collateral upon return of securities loaned	—	11,344,719	22,203,700	939,800
Accrued unitary management fees	495	96,209	24,535	14,726

Total Liabilities	495	11,449,616	22,644,864	4,670,229

Net Assets	$4,094,846	$195,137,426	$121,852,183	$112,623,747

Net Assets Consist of:
Shares of beneficial interest	$3,919,749	$292,011,252	$116,519,113	$117,142,839
Undistributed net investment income (loss)	1,664	(61,964)	395,848	(21,450)
Undistributed net realized gain (loss)	(74,099)	(119,371,077)	274,568	(10,543,736)
Net unrealized appreciation (depreciation)	247,532	22,559,215	4,662,654	6,046,094

Net Assets	$4,094,846	$195,137,426	$121,852,183	$112,623,747

Shares outstanding (unlimited amount authorized, $0.01 par value)	150,001	4,700,000	4,350,001	4,550,001
Net asset value	$27.30	$41.52	$28.01	$24.75

Market price	$27.31	$41.51	$28.02	$24.75

Unaffiliated investments, at cost	$—	$172,612,066	$24,940,284	$—

Affiliated investments, at cost	$3,847,809	$11,365,070	$114,881,378	$107,529,617

Total investments, at cost	$3,847,809	$183,977,136	$139,821,662	$107,529,617

(a) Includes securities on loan with an aggregate value of:	$—	$11,083,093	$21,708,988	$907,773

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)	PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)

$62,321,880	$67,717,017	$46,054,230	$245,724,910	$200,048,047	$96,834,105	$511,722,831	$58,962,494	$56,495,417
4,811,534	9,615,134	2,372,256	12,683,447	9,099,643	2,293,962	17,618,358	1,917,514	4,377,967

67,133,414	77,332,151	48,426,486	258,408,357	209,147,690	99,128,067	529,341,189	60,880,008	60,873,384

10,855	155,989	3	118,187	10,341	19,955	25,020	41,058	46,966
—	—	841,976	4,592,233	4,729,944	—	—	3,198,984	343,820
9,848	7,184	461	7,702	13,864	597	3,636	810	1,465
—	—	—	—	4,076,635	—	3,651,609	2,407,951	10,504,614

67,154,117	77,495,324	49,268,926	263,126,479	217,978,474	99,148,619	533,021,454	66,528,811	71,770,249

—	137,506	4,238	79,297	4,592,264	13,780	132,891	—	4,934

—	—	841,806	—	4,080,009	—	—	2,383,710	—
—	—	—	4,577,137	4,627,812	—	3,653,244	3,247,011	10,496,969
4,789,729	9,615,134	2,372,256	12,683,447	4,542,218	2,293,962	17,618,358	1,898,709	4,377,967
14,732	15,721	13,064	58,252	46,431	22,497	122,390	14,344	11,258

4,804,461	9,768,361	3,231,364	17,398,133	17,888,734	2,330,239	21,526,883	7,543,774	14,891,128

$62,349,656	$67,726,963	$46,037,562	$245,728,346	$200,089,740	$96,818,380	$511,494,571	$58,985,037	$56,879,121

$63,059,709	$65,146,976	$93,860,503	$190,502,461	$186,994,123	$85,339,525	$381,455,420	$56,551,984	$51,706,189
71,901	40,969	(122,332)	759,178	(93,908)	305,487	(294,662)	40,721	(114,990)
(3,557,879)	(1,320,082)	(33,014,964)	15,822,649	534,819	(1,407,981)	71,397,181	5,511,060	784,116
2,775,925	3,859,100	(14,685,645)	38,644,058	12,654,706	12,581,349	58,936,632	(3,118,728)	4,503,806

$62,349,656	$67,726,963	$46,037,562	$245,728,346	$200,089,740	$96,818,380	$511,494,571	$58,985,037	$56,879,121

1,150,000	950,000	2,900,000	4,800,000	2,450,000	1,700,000	7,050,000	1,250,000	1,100,000
$54.22	$71.29	$15.88	$51.19	$81.67	$56.95	$72.55	$47.19	$51.71

$54.22	$71.30	$15.87	$51.24	$81.70	$56.96	$72.55	$47.19	$51.74

$59,545,955	$63,857,917	$60,739,875	$207,080,852	$187,393,341	$84,252,756	$452,786,199	$62,081,222	$51,991,611

$4,811,534	$9,615,134	$2,372,256	$12,683,447	$9,099,643	$2,293,962	$17,618,358	$1,917,514	$4,377,967

$64,357,489	$73,473,051	$63,112,131	$219,764,299	$196,492,984	$86,546,718	$470,404,557	$63,998,736	$56,369,578

$4,658,843	$9,270,111	$2,213,990	$12,156,241	$4,524,500	$2,220,104	$17,429,651	$1,864,637	$4,250,295

27

Statements of Operations

For the six months ended April 30, 2017

(Unaudited)

	PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)	PowerShares DWA SmallCap Momentum Portfolio (DWAS)	PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)	PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)
Investment Income:
Unaffiliated dividend income	$—	$685,189	$453,397	$—
Affiliated dividend income	55,303	183	2,698,741	795,999
Securities lending income	—	148,319	90,388	17,129
Foreign withholding tax	—	(160)	—	—

Total Income	55,303	833,531	3,242,526	813,128

Expenses:
Unitary management fees	4,621	539,429	142,871	109,923

Less: Waivers	(1)	(86)	(22)	(25)

Net Expenses	4,620	539,343	142,849	109,898

Net Investment Income (Loss)	50,683	294,188	3,099,677	703,230

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(25,240)	(13,688,094)	(290,880)	(7,982,658)
In-kind redemptions	7,070	22,797,300	679,004	7,725,937

Net realized gain (loss)	(18,170)	9,109,206	388,124	(256,721)

Net change in unrealized appreciation (depreciation) on investment securities	717,637	17,328,905	3,265,989	3,739,494

Net realized and unrealized gain (loss)	699,467	26,438,111	3,654,113	3,482,773

Net increase (decrease) in net assets resulting from operations	$750,150	$26,732,299	$6,753,790	$4,186,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	PowerShares S&P SmallCap Energy Portfolio (PSCE)	PowerShares S&P SmallCap Financials Portfolio (PSCF)	PowerShares S&P SmallCap Health Care Portfolio (PSCH)	PowerShares S&P SmallCap Industrials Portfolio (PSCI)	PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	PowerShares S&P SmallCap Materials Portfolio (PSCM)	PowerShares S&P SmallCap Utilities Portfolio (PSCU)

$427,815	$389,297	$46,157	$3,323,961	$200,884	$651,880	$1,282,215	$435,941	$318,739
87	172	33	270	702	158	1,130	54	226
27,737	88,334	6,137	32,348	56,821	1,635	25,816	3,549	4,996
—	—	—	(733)	—	—	—	—	—

455,639	477,803	52,327	3,355,846	258,407	653,673	1,309,161	439,544	323,961

97,557	93,640	109,111	343,266	265,899	116,575	798,316	104,208	66,205

(38)	(85)	(18)	(162)	(170)	(56)	(491)	(24)	(194)

97,519	93,555	109,093	343,104	265,729	116,519	797,825	104,184	66,011

358,120	384,248	(56,766)	3,012,742	(7,322)	537,154	511,336	335,360	257,950

(2,380,900)	(839,708)	(3,280,401)	553,561	(2,899,384)	113,459	(38,518)	340,471	137,717
5,274,803	1,940,737	6,845,924	20,048,310	9,565,811	1,476,798	85,138,567	6,871,872	1,383,358

2,893,903	1,101,029	3,565,523	20,601,871	6,666,427	1,590,257	85,100,049	7,212,343	1,521,075

9,274,225	7,752,860	(9,260,510)	13,864,733	29,237,832	10,244,884	9,865,204	(2,492,620)	6,334,058

12,168,128	8,853,889	(5,694,987)	34,466,604	35,904,259	11,835,141	94,965,253	4,719,723	7,855,133

$12,526,248	$9,238,137	$(5,751,753)	$37,479,346	$35,896,937	$12,372,295	$95,476,589	$5,055,083	$8,113,083

29

Statements of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)		PowerShares DWA SmallCap Momentum Portfolio (DWAS)
	April 30, 2017	October 31, 2016(a)	April 30, 2017	October 31, 2016
Operations:
Net investment income	$50,683	$20,112	$294,188	$960,807
Net realized gain (loss)	(18,170)	37,835	9,109,206	(22,396,154)
Net change in unrealized appreciation (depreciation)	717,637	(470,105)	17,328,905	(23,056,492)

Net increase (decrease) in net assets resulting from operations	750,150	(412,158)	26,732,299	(44,491,839)

Distributions to Shareholders from:
Net investment income	(63,866)	(5,265)	(648,569)	(825,119)
Return of capital	—	—	—	—

Total distributions to shareholders	(63,866)	(5,265)	(648,569)	(825,119)

Shareholder Transactions:
Proceeds from shares sold	—	14,037,994	116,277,157	67,039,578
Value of shares repurchased	(7,643,283)	(2,568,726)	(103,080,634)	(282,181,365)

Net increase (decrease) in net assets resulting from shares transactions	(7,643,283)	11,469,268	13,196,523	(215,141,787)

Increase (Decrease) in Net Assets	(6,956,999)	11,051,845	39,280,253	(260,458,745)

Net Assets:
Beginning of period	11,051,845	—	155,857,173	416,315,918

End of period	$4,094,846	$11,051,845	$195,137,426	$155,857,173

Undistributed net investment income at end of period	$1,664	$14,847	$(61,964)	$292,417

Changes in Shares Outstanding:
Shares sold	—	550,001	2,850,000	1,750,000
Shares repurchased	(300,000)	(100,000)	(2,550,000)	(8,250,000)
Shares outstanding, beginning of period	450,001	—	4,400,000	10,900,000

Shares outstanding, end of period	150,001	450,001	4,700,000	4,400,000

(a)	For the period July 11, 2016 (commencement of investment operations) through October 31, 2016.
(b)	For the period March 7, 2016 (commencement of investment operations) through October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)		PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)		PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)		PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)
April 30, 2017	October 31, 2016(b)	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$3,099,677	$2,389,050	$703,230	$1,084,164	$358,120	$734,362	$384,248	$914,426
388,124	191,509	(256,721)	(9,869,144)	2,893,903	1,510,289	1,101,029	8,052,288
3,265,989	1,396,665	3,739,494	1,527,655	9,274,225	(10,046,153)	7,752,860	(4,262,072)

6,753,790	3,977,224	4,186,003	(7,257,325)	12,526,248	(7,801,502)	9,238,137	4,704,642

(2,703,829)	(2,392,101)	(724,680)	(1,081,384)	(451,096)	(707,191)	(797,328)	(700,261)
—	—	—	(2,439)	—	—	—	—

(2,703,829)	(2,392,101)	(724,680)	(1,083,823)	(451,096)	(707,191)	(797,328)	(700,261)

11,114,255	130,144,242	92,644,269	166,921,314	5,137,323	18,192,524	13,518,078	129,860,817
(12,158,175)	(12,883,223)	(155,603,254)	(29,062,791)	(29,098,127)	(51,422,549)	(23,591,669)	(95,999,049)

(1,043,920)	117,261,019	(62,958,985)	137,858,523	(23,960,804)	(33,230,025)	(10,073,591)	33,861,768

3,006,041	118,846,142	(59,497,662)	129,517,375	(11,885,652)	(41,738,718)	(1,632,782)	37,866,149

118,846,142	—	172,121,409	42,604,034	74,235,308	115,974,026	69,359,745	31,493,596

$121,852,183	$118,846,142	$112,623,747	$172,121,409	$62,349,656	$74,235,308	$67,726,963	$69,359,745

$395,848	$—	$(21,450)	$—	$71,901	$164,877	$40,969	$454,049

400,000	4,900,001	3,800,000	6,700,000	100,000	400,000	200,000	2,100,000
(450,000)	(500,000)	(6,350,000)	(1,250,000)	(550,000)	(1,150,000)	(350,000)	(1,550,000)
4,400,001	—	7,100,001	1,650,001	1,600,000	2,350,000	1,100,000	550,000

4,350,001	4,400,001	4,550,001	7,100,001	1,150,000	1,600,000	950,000	1,100,000

31

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares S&P SmallCap Energy Portfolio (PSCE)		PowerShares S&P SmallCap Financials Portfolio (PSCF)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income (loss)	$(56,766)	$160,631	$3,012,742	$5,111,044
Net realized gain (loss)	3,565,523	(14,394,415)	20,601,871	10,100,019
Net change in unrealized appreciation (depreciation)	(9,260,510)	13,547,987	13,864,733	(2,235,856)

Net increase (decrease) in net assets resulting from operations	(5,751,753)	(685,797)	37,479,346	12,975,207

Distributions to Shareholders from:
Net investment income	(77,639)	(204,998)	(2,799,324)	(5,304,095)
Net realized gains	—	—	(967,831)	(338,778)

Total distributions to shareholders	(77,639)	(204,998)	(3,767,155)	(5,642,873)

Shareholder Transactions:
Proceeds from shares sold	30,328,630	30,659,258	71,863,155	61,415,237
Value of shares repurchased	(31,147,870)	(14,231,177)	(56,643,530)	(54,297,695)

Net increase (decrease) in net assets resulting from shares transactions	(819,240)	16,428,081	15,219,625	7,117,542

Increase (Decrease) in Net Assets	(6,648,632)	15,537,286	48,931,816	14,449,876

Net Assets:
Beginning of period	52,686,194	37,148,908	196,796,530	182,346,654

End of period	$46,037,562	$52,686,194	$245,728,346	$196,796,530

Undistributed net investment income (loss) at end of period	$(122,332)	$12,073	$759,178	$545,760

Changes in Shares Outstanding:
Shares sold	1,500,000	2,000,000	1,400,000	1,500,000
Shares repurchased	(1,750,000)	(900,000)	(1,100,000)	(1,300,000)
Shares outstanding, beginning of period	3,150,000	2,050,000	4,500,000	4,300,000

Shares outstanding, end of period	2,900,000	3,150,000	4,800,000	4,500,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares S&P SmallCap Health Care Portfolio (PSCH)		PowerShares S&P SmallCap Industrials Portfolio (PSCI)		PowerShares S&P SmallCap Information Technology Portfolio (PSCT)		PowerShares S&P SmallCap Materials Portfolio (PSCM)
April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$(7,322)	$13,771	$537,154	$460,257	$511,336	$731,130	$335,360	$123,842
6,666,427	21,546,356	1,590,257	3,950,099	85,100,049	46,002,125	7,212,343	(1,484,386)
29,237,832	(26,442,732)	10,244,884	(1,722,069)	9,865,204	14,244,630	(2,492,620)	2,856,477

35,896,937	(4,882,605)	12,372,295	2,688,287	95,476,589	60,977,885	5,055,083	1,495,933

(47,751)	—	(311,206)	(476,137)	(1,053,920)	(880,007)	(318,516)	(122,745)
—	—	—	—	—	—	—	—

(47,751)	—	(311,206)	(476,137)	(1,053,920)	(880,007)	(318,516)	(122,745)

23,233,929	80,367,486	33,187,498	24,256,729	146,076,717	249,989,678	84,882,052	7,105,064
(26,579,610)	(138,402,774)	(5,436,730)	(40,070,787)	(237,452,146)	(191,955,428)	(48,047,717)	(1,372,670)

(3,345,681)	(58,035,288)	27,750,768	(15,814,058)	(91,375,429)	58,034,250	36,834,335	5,732,394

32,503,505	(62,917,893)	39,811,857	(13,601,908)	3,047,240	118,132,128	41,570,902	7,105,582

167,586,235	230,504,128	57,006,523	70,608,431	508,447,331	390,315,203	17,414,135	10,308,553

$200,089,740	$167,586,235	$96,818,380	$57,006,523	$511,494,571	$508,447,331	$58,985,037	$17,414,135

$(93,908)	$(38,835)	$305,487	$79,539	$(294,662)	$247,922	$40,721	$23,877

300,000	1,150,000	600,000	550,000	2,050,000	4,300,000	1,800,000	200,000
(350,000)	(2,100,000)	(100,000)	(900,000)	(3,300,000)	(3,550,000)	(1,000,000)	(50,000)
2,500,000	3,450,000	1,200,000	1,550,000	8,300,000	7,550,000	450,000	300,000

2,450,000	2,500,000	1,700,000	1,200,000	7,050,000	8,300,000	1,250,000	450,000

33

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares S&P SmallCap Utilities Portfolio (PSCU)
	April 30, 2017	October 31, 2016
Operations:
Net investment income	$257,950	$2,295,765
Net realized gain	1,521,075	13,648,376
Net change in unrealized appreciation (depreciation)	6,334,058	(4,788,469)

Net increase in net assets resulting from operations	8,113,083	11,155,672

Distributions to Shareholders from:
Net investment income	(744,360)	(2,016,277)
Net realized gains	(1,584,459)	—

Total distributions to shareholders	(2,328,819)	(2,016,277)

Shareholder Transactions:
Proceeds from shares sold	15,426,445	130,908,237
Value of shares repurchased	(12,226,895)	(132,039,699)

Net increase (decrease) in net assets resulting from shares transactions	3,199,550	(1,131,462)

Increase in Net Assets	8,983,814	8,007,933

Net Assets:
Beginning of period	47,895,307	39,887,374

End of period	$56,879,121	$47,895,307

Undistributed net investment income at end of period	$(114,990)	$371,420

Changes in Shares Outstanding:
Shares sold	300,000	3,000,000
Shares repurchased	(250,000)	(2,900,000)
Shares outstanding, beginning of period	1,050,000	950,000

Shares outstanding, end of period	1,100,000	1,050,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

Financial Highlights

PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)

	Six Months Ended April 30, 2017 (Unaudited)		For the Period July 11, 2016(a) Through October 31, 2016
Per Share Operating Performance:
Net asset value at beginning of period	$24.56		$25.47
Net investment income(b)	0.21		0.04
Net realized and unrealized gain (loss) on investments	2.78		(0.94)
Total from investment operations	2.99		(0.90)
Distributions to shareholders from:
Net investment income	(0.25)		(0.01)
Net asset value at end of period	$27.30		$24.56
Market price at end of period(c)	$27.31		$24.57
Net Asset Value Total Return(d)	12.21%		(3.53	)%(e)
Market Price Total Return(d)	12.21%		(3.49	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$4,095		$11,052
Ratio to average net assets of:
Expenses(f)	0.15	%(g)	0.15	%(g)
Net investment income	1.64	%(g)	0.53	%(g)
Portfolio turnover rate(h)	8%		27%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (July 14, 2016, the first day of trading on the Exchange) to October 31, 2016 was (3.84)%. The market price total return from Fund Inception to October 31, 2016 was (3.80)%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

Financial Highlights (continued)

PowerShares DWA SmallCap Momentum Portfolio (DWAS)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,					For the Period July 16, 2012(a) Through October 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$35.42		$38.19	$38.24	$37.14	$25.87		$24.85
Net investment income(b)	0.06		0.15	0.02	0.01	0.04		0.03
Net realized and unrealized gain (loss) on investments	6.19		(2.81)	(0.04)	1.11	11.50		0.99	(c)
Total from investment operations	6.25		(2.66)	(0.02)	1.12	11.54		1.02
Distributions to shareholders from:
Net investment income	(0.15)		(0.11)	(0.03)	(0.01)	(0.27)		—
Return of capital	—		—	—	(0.01)	—		—
Total distributions	(0.15)		(0.11)	(0.03)	(0.02)	(0.27)		—
Net asset value at end of period	$41.52		$35.42	$38.19	$38.24	$37.14		$25.87
Market price at end of period(d)	$41.51		$35.40	$38.18	$38.24	$37.22		$25.80
Net Asset Value Total Return(e)	17.66%		(6.97)%	(0.05)%	3.03%	44.98%		4.10	%(f)
Market Price Total Return(e)	17.70%		(7.00)%	(0.08)%	2.80%	45.69%		3.82	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$195,137		$155,857	$416,316	$292,517	$505,046		$14,231
Ratio to average net assets of:
Expenses	0.60	%(h)	0.60%	0.60%	0.60%	0.60	%(g)	0.60	%(h)
Net investment income	0.33	%(h)	0.41%	0.06%	0.04%	0.10%		0.41	%(h)
Portfolio turnover rate(i)	71%		169%	141%	168%	145%		18%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Due to the timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (July 19, 2012, the first day of trading on the exchange) to October 31, 2012 was 3.52%. The market price total return from Fund Inception to October 31, 2012 was 3.12%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

Financial Highlights (continued)

PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)

	Six Months Ended April 30, 2017 (Unaudited)		For the Period March 7, 2016(a) Through October 31, 2016
Per Share Operating Performance:
Net asset value at beginning of period	$27.01		$25.09
Net investment income(b)	0.74		0.84
Net realized and unrealized gain on investments	0.91		1.86
Total from investment operations	1.65		2.70
Distributions to shareholders from:
Net investment income	(0.65)		(0.78)
Net asset value at end of period	$28.01		$27.01
Market price at end of period(c)	$28.02		$27.04
Net Asset Value Total Return(d)	6.17%		10.80	%(e)
Market Price Total Return(d)	6.09%		10.92	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$121,852		$118,846
Ratio to average net assets of:
Expenses(f)	0.25	%(g)	0.25	%(g)
Net investment income	5.42	%(g)	4.71	%(g)
Portfolio turnover rate(h)	3%		21%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (March 10, 2016, the first day of trading on the Exchange) to October 31, 2016 was 10.88%. The market price total return from Fund Inception to October 31, 2016 was 11.05%.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

Financial Highlights (continued)

PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		For the Period October 7, 2015(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$24.24		$25.82		$25.17
Net investment income (loss)(b)	0.12		0.18		(0.00	)(c)
Net realized and unrealized gain (loss) on investments	0.50		(1.57)		0.65
Total from investment operations	0.62		(1.39)		0.65
Distributions to shareholders from:
Net investment income	(0.11)		(0.19)		—
Return of capital	—		(0.00	)(c)	—
Total distributions	(0.11)		(0.19)		—
Net asset value at end of period	$24.75		$24.24		$25.82
Market price at end of period(d)	$24.75		$24.24		$25.84
Net Asset Value Total Return(e)	2.55%		(5.40)%		2.58	%(f)
Market Price Total Return(e)	2.55%		(5.47)%		2.66	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$112,624		$172,121		$42,604
Ratio to average net assets of:
Expenses(g)	0.15	%(h)	0.15%		0.15	%(h)
Net investment income (loss)	0.96	%(h)	0.75%		(0.15	)%(h)
Portfolio turnover rate(i)	103%		49%		0	%(j)

(a)	Commencement of investment operations
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.73%. The market price total return from Fund Inception to October 31, 2015 was 1.81%.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Annualized.
(i)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(j)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

Financial Highlights (continued)

PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$46.40		$49.35	$47.26	$45.42	$32.18	$27.16
Net investment income(a)	0.27		0.41	0.50	0.32	0.40	0.15
Net realized and unrealized gain (loss) on investments	7.90		(2.99)	2.10	1.80	13.25	5.03
Total from investment operations	8.17		(2.58)	2.60	2.12	13.65	5.18
Distributions to shareholders from:
Net investment income	(0.35)		(0.37)	(0.51)	(0.28)	(0.41)	(0.16)
Net asset value at end of period	$54.22		$46.40	$49.35	$47.26	$45.42	$32.18
Market price at end of period(b)	$54.22		$46.41	$49.37	$47.27	$45.52	$32.18
Net Asset Value Total Return(c)	17.62%		(5.23)%	5.43%	4.66%	42.81%	19.17%
Market Price Total Return(c)	17.59%		(5.24)%	5.45%	4.45%	43.13%	19.04%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$62,350		$74,235	$115,974	$92,148	$102,198	$61,151
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	1.06	%(d)	0.86%	0.96%	0.69%	1.04%	0.50%
Portfolio turnover rate(e)	14%		33%	19%	13%	10%	8%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$63.05		$57.26	$53.83	$48.58	$34.23	$30.81
Net investment income(a)	0.40		0.90	0.61	0.28	0.28	0.34
Net realized and unrealized gain on investments	8.60		5.75	3.88	5.21	14.31	3.30
Total from investment operations	9.00		6.65	4.49	5.49	14.59	3.64
Distributions to shareholders from:
Net investment income	(0.76)		(0.86)	(0.36)	(0.24)	(0.24)	(0.22)
Net realized gains	—		—	(0.70)	—	—	—
Total distributions	(0.76)		(0.86)	(1.06)	(0.24)	(0.24)	(0.22)
Net asset value at end of period	$71.29		$63.05	$57.26	$53.83	$48.58	$34.23
Market price at end of period(b)	$71.30		$62.99	$57.31	$53.82	$48.68	$34.14
Net Asset Value Total Return(c)	14.32%		11.79%	8.43%	11.34%	42.83%	11.86%
Market Price Total Return(c)	14.45%		11.59%	8.54%	11.08%	43.51%	11.45%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$67,727		$69,360	$31,494	$32,295	$46,151	$29,097
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	1.19	%(d)	1.46%	1.11%	0.57%	0.69%	1.01%
Portfolio turnover rate(e)	41%		68%	39%	33%	23%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

Financial Highlights (continued)

PowerShares S&P SmallCap Energy Portfolio (PSCE)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$16.73		$18.12	$37.85	$48.28		$32.77	$33.59
Net investment income (loss)(a)	(0.01)		0.06	0.14	0.04		0.29	0.01
Net realized and unrealized gain (loss) on investments	(0.82)		(1.36)	(19.74)	(10.45)		15.47	(0.81)
Total from investment operations	(0.83)		(1.30)	(19.60)	(10.41)		15.76	(0.80)
Distributions to shareholders from:
Net investment income	(0.02)		(0.09)	(0.13)	(0.02)		(0.25)	(0.02)
Return of capital	—		—	—	(0.00	)(b)	—	(0.00	)(b)
Total distributions	(0.02)		(0.09)	(0.13)	(0.02)		(0.25)	(0.02)
Net asset value at end of period	$15.88		$16.73	$18.12	$37.85		$48.28	$32.77
Market price at end of period(c)	$15.87		$16.75	$18.13	$37.84		$48.42	$32.72
Net Asset Value Total Return(d)	(4.99)%		(7.11)%	(51.89)%	(21.57)%		48.41%	(2.37)%
Market Price Total Return(d)	(5.17)%		(7.05)%	(51.85)%	(21.82)%		49.07%	(2.61)%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$46,038		$52,686	$37,149	$30,281		$48,279	$39,320
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%		0.29%	0.29%
Net investment income (loss)	(0.15	)%(e)	0.38%	0.57%	0.07%		0.74%	0.03%
Portfolio turnover rate(f)	12%		21%	38%	27%		38%	36%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Financials Portfolio (PSCF)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015		2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$43.73		$42.41	$40.98		$38.42		$30.41		$26.33
Net investment income(a)	0.64		1.14	0.98		0.89		0.88		0.60
Net realized and unrealized gain on investments	7.67		1.44	1.32		2.67		8.14		3.99
Total from investment operations	8.31		2.58	2.30		3.56		9.02		4.59
Distributions to shareholders from:
Net investment income	(0.63)		(1.18)	(0.87)		(0.97)		(1.01)		(0.51)
Net realized gains	(0.22)		(0.08)	—		(0.03)		—		—
Total distributions	(0.85)		(1.26)	(0.87)		(1.00)		(1.01)		(0.51)
Net asset value at end of period	$51.19		$43.73	$42.41		$40.98		$38.42		$30.41
Market price at end of period(b)	$51.24		$43.73	$42.45		$40.97		$38.50		$30.39
Net Asset Value Total Return(c)	19.00%		6.29%	5.68%		9.40%		30.26%		17.67%
Market Price Total Return(c)	19.11%		6.19%	5.80%		9.14%		30.62%		17.46%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$245,728		$196,797	$182,347		$114,753		$97,969		$71,475
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29	%(e)	0.29	%(e)	0.30	%(e)	0.29%
Net investment income	2.55	%(d)	2.73%	2.38%		2.31%		2.56%		2.05%
Portfolio turnover rate(f)	9%		16%	16%		16%		24%		10%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

Financial Highlights (continued)

PowerShares S&P SmallCap Health Care Portfolio (PSCH)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$67.03		$66.81	$60.07	$50.90	$34.33	$30.42
Net investment income (loss)(a)	(0.00	)(b)	0.00 (c)	(0.01)	0.04	0.15	0.01
Net realized and unrealized gain on investments	14.66		0.22	8.22	9.17	16.56	4.22
Total from investment operations	14.66		0.22	8.21	9.21	16.71	4.23
Distributions to shareholders from:
Net investment income	(0.02)		—	(0.03)	(0.04)	(0.14)	(0.32)
Net realized gains	—		—	(1.44)	—	—	—
Total distributions	(0.02)		—	(1.47)	(0.04)	(0.14)	(0.32)
Net asset value at end of period	$81.67		$67.03	$66.81	$60.07	$50.90	$34.33
Market price at end of period(d)	$81.70		$67.00	$66.86	$60.03	$50.99	$34.30
Net Asset Value Total Return(e)	21.88%		0.33%	13.96%	18.10%	48.85%	14.01%
Market Price Total Return(e)	21.97%		0.21%	14.12%	17.81%	49.25%	13.77%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$200,090		$167,586	$230,504	$165,200	$178,164	$121,865
Ratio to average net assets of:
Expenses	0.29	%(f)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income (loss)	(0.01	)%(f)	0.01%	(0.02)%	0.08%	0.35%	0.04%
Portfolio turnover rate(g)	14%		23%	22%	27%	16%	23%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Industrials Portfolio (PSCI)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$47.51		$45.55	$44.89	$42.30	$30.61	$27.05
Net investment income(a)	0.36		0.34	0.45	0.34	0.32	0.42	(b)
Net realized and unrealized gain on investments	9.30		1.96	0.68	2.57	11.97	3.39
Total from investment operations	9.66		2.30	1.13	2.91	12.29	3.81
Distributions to shareholders from:
Net investment income	(0.22)		(0.34)	(0.47)	(0.32)	(0.60)	(0.25)
Net asset value at end of period	$56.95		$47.51	$45.55	$44.89	$42.30	$30.61
Market price at end of period(c)	$56.96		$47.42	$45.57	$44.83	$42.38	$30.55
Net Asset Value Total Return(d)	20.35%		5.10%	2.51%	6.87%	40.72%	14.16%
Market Price Total Return(d)	20.60%		4.86%	2.69%	6.53%	41.27%	13.85%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$96,818		$57,007	$70,608	$100,998	$74,027	$18,363
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	1.34	%(e)	0.75%	0.98%	0.78%	0.88%	1.44	%(b)
Portfolio turnover rate(f)	5%		16%	11%	15%	30%	9%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $10.50 per share owned of Kaydon Corp. on March 27, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividends are $0.26 and 0.88%, respectively.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

Financial Highlights (continued)

PowerShares S&P SmallCap Information Technology Portfolio (PSCT)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$61.26		$51.70	$48.02	$41.59	$29.62	$27.80
Net investment income(a)	0.06		0.10	0.08	0.09	0.08	0.22
Net realized and unrealized gain on investments	11.36		9.58	3.64	6.43	12.21	1.62
Total from investment operations	11.42		9.68	3.72	6.52	12.29	1.84
Distributions to shareholders from:
Net investment income	(0.13)		(0.12)	(0.04)	(0.09)	(0.32)	(0.02)
Net asset value at end of period	$72.55		$61.26	$51.70	$48.02	$41.59	$29.62
Market price at end of period(b)	$72.55		$61.28	$51.77	$48.01	$41.67	$29.59
Net Asset Value Total Return(c)	18.66%		18.75%	7.75%	15.69%	41.86%	6.61%
Market Price Total Return(c)	18.62%		18.63%	7.92%	15.44%	42.28%	6.50%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$511,495		$508,447	$390,315	$225,700	$210,018	$78,506
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	0.29%
Net investment income	0.19	%(d)	0.18%	0.16%	0.21%	0.23%	0.74%
Portfolio turnover rate(e)	8%		15%	15%	10%	17%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap Materials Portfolio (PSCM)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$38.70		$34.36	$43.97	$40.34	$30.23	$25.92
Net investment income(a)	0.22		0.35	0.35	0.28	0.32	0.19
Net realized and unrealized gain (loss) on investments	8.44		4.36	(9.50)	3.58	10.18	4.26
Total from investment operations	8.66		4.71	(9.15)	3.86	10.50	4.45
Distributions to shareholders from:
Net investment income	(0.17)		(0.37)	(0.46)	(0.23)	(0.39)	(0.14)
Net asset value at end of period	$47.19		$38.70	$34.36	$43.97	$40.34	$30.23
Market price at end of period(b)	$47.19		$38.77	$34.37	$43.95	$40.42	$30.22
Net Asset Value Total Return(c)	22.36%		13.89%	(20.94)%	9.56%	35.00%	17.24%
Market Price Total Return(c)	22.14%		14.07%	(20.88)%	9.30%	35.31%	17.34%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$58,985		$17,414	$10,309	$50,564	$18,154	$6,045
Ratio to average net assets of:
Expenses	0.29	%(d)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	0.93	%(d)	1.01%	0.87%	0.63%	0.91%	0.68%
Portfolio turnover rate(e)	14%		16%	17%	12%	15%	14%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask price.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

Financial Highlights (continued)

PowerShares S&P SmallCap Utilities Portfolio (PSCU)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$45.61		$41.99	$38.34	$34.29	$31.10	$30.03
Net investment income(a)	0.27		1.06	1.02	1.00	1.00	1.13	(b)
Net realized and unrealized gain on investments	8.33		3.67	3.96	4.01	3.53	0.84
Total from investment operations	8.60		4.73	4.98	5.01	4.53	1.97
Distributions to shareholders from:
Net investment income	(0.74)		(1.11)	(1.33)	(0.96)	(1.34)	(0.90)
Net realized gains	(1.76)		—	—	—	—	—
Total distributions	(2.50)		(1.11)	(1.33)	(0.96)	(1.34)	(0.90)
Net asset value at end of period	$51.71		$45.61	$41.99	$38.34	$34.29	$31.10
Market price at end of period(c)	$51.74		$45.57	$42.01	$38.33	$34.34	$31.07
Net Asset Value Total Return(d)	19.24%		11.38%	13.43%	14.87%	15.06%	6.66%
Market Price Total Return(d)	19.41%		11.23%	13.52%	14.68%	15.34%	6.59%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$56,879		$47,895	$39,887	$40,259	$32,573	$29,541
Ratio to average net assets of:
Expenses	0.29	%(e)	0.29%	0.29%	0.29%	0.30%	0.29%
Net investment income	1.13	%(e)	2.35%	2.63%	2.86%	3.10%	3.70	%(b)
Portfolio turnover rate(f)	26%		69%	18%	34%	17%	6%

(a)	Based on average shares outstanding.
(b)	Net Investment income per share and the ratio of net investment income to average net assets include a special cash dividend received of $3.00 per share owned of Neutral Tandem, Inc. on October 31, 2012. Net investment income per share and the ratio of net investment income to average net assets excluding the special dividends are $0.97 and 3.17%, respectively.
(c)	The mean between the last bid and ask price.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and the redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust offered seventy-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)	“DWA Momentum & Low Volatility Rotation Portfolio”
PowerShares DWA SmallCap Momentum Portfolio (DWAS)	“DWA SmallCap Momentum Portfolio”
PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)	“DWA Tactical Multi-Asset Income Portfolio”
PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)	“DWA Tactical Sector Rotation Portfolio”
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)	“S&P SmallCap Consumer Discretionary Portfolio”
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)	“S&P SmallCap Consumer Staples Portfolio”
PowerShares S&P SmallCap Energy Portfolio (PSCE)	“S&P SmallCap Energy Portfolio”
PowerShares S&P SmallCap Financials Portfolio (PSCF)	“S&P SmallCap Financials Portfolio”
PowerShares S&P SmallCap Health Care Portfolio (PSCH)	“S&P SmallCap Health Care Portfolio”
PowerShares S&P SmallCap Industrials Portfolio (PSCI)	“S&P SmallCap Industrials Portfolio”
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)	“S&P SmallCap Information Technology Portfolio”
PowerShares S&P SmallCap Materials Portfolio (PSCM)	“S&P SmallCap Materials Portfolio”
PowerShares S&P SmallCap Utilities Portfolio (PSCU)	“S&P SmallCap Utilities Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC. Prior to December 7, 2016, Shares of the DWA SmallCap Momentum Portfolio were listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
DWA Momentum & Low Volatility Rotation Portfolio	Dorsey Wright® Multi-Factor Global Equity Index
DWA SmallCap Momentum Portfolio	Dorsey Wright® SmallCap Technical Leaders Index
DWA Tactical Multi-Asset Income Portfolio	Dorsey Wright® Multi-Asset Income Index
DWA Tactical Sector Rotation Portfolio	Dorsey Wright® Sector 4 Index
S&P SmallCap Consumer Discretionary Portfolio	S&P SmallCap 600® Capped Consumer Discretionary Index
S&P SmallCap Consumer Staples Portfolio	S&P SmallCap 600® Capped Consumer Staples Index
S&P SmallCap Energy Portfolio	S&P SmallCap 600® Capped Energy Index
S&P SmallCap Financials Portfolio	S&P SmallCap 600® Capped Financials Index
S&P SmallCap Health Care Portfolio	S&P SmallCap 600® Capped Health Care Index
S&P SmallCap Industrials Portfolio	S&P SmallCap 600® Capped Industrials Index
S&P SmallCap Information Technology Portfolio	S&P SmallCap 600® Capped Information Technology Index
S&P SmallCap Materials Portfolio	S&P SmallCap 600® Capped Materials Index
S&P SmallCap Utilities Portfolio	S&P SmallCap 600® Capped Utilities & Telecommunication Services Index

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Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Securities, including restricted securities in a fund that are held as investments (the “Underlying Fund”) of a Fund, are valued in accordance with the Underlying Fund’s valuation policy. The policies of Underlying Funds affiliated with the Funds as a result of having the same investment adviser are the same as those set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

45

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except DWA SmallCap Momentum Portfolio, S&P SmallCap Consumer Discretionary Portfolio, S&P SmallCap Financials Portfolio, S&P SmallCap Industrials Portfolio and S&P SmallCap Information Technology Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. DWA Momentum & Low Volatility Rotation Portfolio and DWA SmallCap Momentum Portfolio may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of its Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to a Fund’s shareholders, the Funds will seek to utilize an in-kind creation and redemption mechanism to minimize realization of capital gains to the extent possible.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Fund of Funds Risk. Because DWA Momentum & Low Volatility Rotation Portfolio, DWA Tactical Multi-Asset Income Portfolio and DWA Tactical Sector Rotation Portfolio invest primarily in other funds, each Fund’s investment performance largely depends on the investment performance of those Underlying Funds. An investment in each Fund is subject to the risks associated with the Underlying Funds that comprise each Underlying Index. There is a risk that each index provider’s evaluations and assumptions regarding the asset classes represented by the Underlying Funds in each Underlying Index at any given time may be incorrect based on actual market

46

conditions. In addition, at times, certain of the segments of the market represented by constituent Underlying Funds in each Underlying Index may be out of favor and underperform other segments. Each Fund indirectly pays a proportional share of the expense of the Underlying Funds in which it invests (including operating expenses and management fees), in addition to the fees and expenses it already pays to the Adviser.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

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Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except DWA Tactical Multi-Asset Income Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. DWA Tactical Multi-Asset Income Portfolio declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended April 30, 2017, DWA SmallCap Momentum Portfolio, DWA Tactical Multi-Asset Income Portfolio, DWA Tactical Sector Rotation Portfolio, S&P SmallCap Consumer Discretionary Portfolio, S&P SmallCap Consumer Staples Portfolio, S&P SmallCap Energy Portfolio, S&P SmallCap Financials Portfolio, S&P SmallCap Health Care Portfolio, S&P SmallCap Industrials Portfolio, S&P SmallCap Information Technology Portfolio, S&P SmallCap Materials Portfolio and S&P SmallCap Utilities Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses,

48

taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Momentum & Low Volatility Rotation Portfolio	0.15%
DWA SmallCap Momentum Portfolio	0.60%
DWA Tactical Multi-Asset Income Portfolio	0.25%
DWA Tactical Sector Rotation Portfolio	0.15%
S&P SmallCap Consumer Discretionary Portfolio	0.29%
S&P SmallCap Consumer Staples Portfolio	0.29%
S&P SmallCap Energy Portfolio	0.29%
S&P SmallCap Financials Portfolio	0.29%
S&P SmallCap Health Care Portfolio	0.29%
S&P SmallCap Industrials Portfolio	0.29%
S&P SmallCap Information Technology Portfolio	0.29%
S&P SmallCap Materials Portfolio	0.29%
S&P SmallCap Utilities Portfolio	0.29%

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2017, the Adviser waived fees for each Fund in the following amounts:

DWA Momentum & Low Volatility Rotation Portfolio	$1
DWA SmallCap Momentum Portfolio	86
DWA Tactical Multi-Asset Income Portfolio	22
DWA Tactical Sector Rotation Portfolio	25
S&P SmallCap Consumer Discretionary Portfolio	38
S&P SmallCap Consumer Staples Portfolio	85
S&P SmallCap Energy Portfolio	18
S&P SmallCap Financials Portfolio	162
S&P SmallCap Health Care Portfolio	170
S&P SmallCap Industrials Portfolio	56
S&P SmallCap Information Technology Portfolio	491
S&P SmallCap Materials Portfolio	24
S&P SmallCap Utilities Portfolio	194

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
DWA Momentum & Low Volatility Rotation Portfolio	Dorsey Wright & Associates, LLC
DWA SmallCap Momentum Portfolio	Dorsey Wright & Associates, LLC
DWA Tactical Multi-Asset Income Portfolio	Dorsey Wright & Associates, LLC
DWA Tactical Sector Rotation Portfolio	Dorsey Wright & Associates, LLC
S&P SmallCap Consumer Discretionary Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Consumer Staples Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Energy Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Financials Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Health Care Portfolio	S&P Dow Jones Indices LLC

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Fund	Licensor
S&P SmallCap Industrials Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Information Technology Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Materials Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Utilities Portfolio	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser also serves as the adviser for each Underlying Fund listed within the tables below, and therefore the following Underlying Funds are considered to be affiliated with the Funds.

The table below shows DWA Momentum & Low Volatility Rotation Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2017.

DWA Momentum & Low Volatility Rotation Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
PowerShares DWA Developed Markets Momentum Portfolio	$490,096	$249,174	$(324,550)	$58,226	$(23,200)	$449,746	$2,427
PowerShares DWA Emerging Markets Momentum Portfolio	513,944	246,282	(332,750)	28,351	(17,814)	438,013	2,013
PowerShares DWA Momentum Portfolio	2,756,815	—	(1,889,878)	176,652	(30,654)	1,012,935	8,599
PowerShares DWA SmallCap Momentum Portfolio	2,607,193	—	(1,971,327)	249,236	84,844	969,946	7,377
PowerShares S&P 500® Low Volatility Portfolio	1,131,666	44,970	(789,749)	77,854	(32,961)	431,780	6,742
PowerShares S&P Emerging Markets Low Volatility Portfolio	1,196,291	—	(998,015)	26,922	(38,486)	186,712	5,359
PowerShares S&P International Developed Low Volatility Portfolio	1,165,505	—	(988,114)	46,531	(37,455)	186,467	13,674
PowerShares S&P SmallCap Low Volatility Portfolio	1,190,481	—	(902,812)	53,865	77,556	419,090	9,109

Total Investments in Affiliates	$11,051,991	$540,426	$(8,197,195)	$717,637	$(18,170)	$4,094,689	$55,300

The table below shows DWA Tactical Multi-Asset Income Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2017.

DWA Tactical Multi-Asset Income Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
PowerShares Emerging Markets Sovereign Debt Portfolio	$22,836,564	$2,197,443	$(2,685,003)	$(208,273)	$29,025	$22,169,756	$539,524
PowerShares Global Short Term High Yield Bond Portfolio	22,748,703	2,265,115	(2,769,598)	94,293	124,569	22,463,082	654,808
PowerShares KBW Premium Yield Equity REIT Portfolio	22,542,990	4,340,969	(2,457,844)	2,549,367	(60,364)	26,915,118	865,440
PowerShares Preferred Portfolio	24,197,763	2,347,541	(2,849,693)	(47,336)	(45,066)	23,603,209	638,914

Total Investments in Affiliates	$92,326,020	$11,151,068	$(10,762,138)	$2,388,051	$48,164	$95,151,165	$2,698,686

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The table below shows DWA Tactical Sector Rotation Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2017.

DWA Tactical Sector Rotation Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
PowerShares DWA Basic Materials Momentum Portfolio*	$48,614,115	$13,175,835	$(63,539,526)	$(3,188,323)	$4,937,899	$—	$—
PowerShares DWA Consumer Staples Momentum Portfolio*	48,810,898	24,981,486	(72,501,341)	1,668,703	(2,959,746)	—	—
PowerShares DWA Energy Momentum Portfolio*	—	39,077,579	(33,846,329)	—	(5,231,250)	—	37,910
PowerShares DWA Financial Momentum Portfolio	—	40,767,533	(13,599,458)	(110,283)	(35,196)	27,022,596	512,895
PowerShares DWA Industrials Momentum Portfolio	—	61,072,119	(30,266,394)	3,017,772	1,383,517	35,207,014	150,050
PowerShares DWA Technology Momentum Portfolio	37,693,155	20,486,877	(35,256,593)	3,874,716	801,909	27,600,064	95,072
PowerShares DWA Utilities Momentum Portfolio	37,020,472	44,695,149	(58,232,439)	(1,523,091)	846,146	22,806,237	—

Total Investments in Affiliates	$172,138,640	$244,256,578	$(307,242,080)	$3,739,494	$(256,721)	$112,635,911	$795,927

*	At April 30, 2017, this security was no longer held.

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital

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losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2016, which expire as follows:

		Post-effective/no expiration
	2019	Short-Term	Long-Term	Total*
DWA Momentum & Low Volatility Rotation Portfolio	$—	$50,382	$—	$50,382
DWA SmallCap Momentum Portfolio	—	128,364,449	—	128,364,449
DWA Tactical Multi-Asset Income Portfolio	—	50,304	—	50,304
DWA Tactical Sector Rotation Portfolio	—	10,275,883	—	10,275,883
S&P SmallCap Consumer Discretionary Portfolio	8,689	—	1,577,423	1,586,112
S&P SmallCap Consumer Staples Portfolio	—	526,666	—	526,666
S&P SmallCap Energy Portfolio	2,406,357	5,668,408	20,838,214	28,912,979
S&P SmallCap Financials Portfolio	—	—	—	—
S&P SmallCap Health Care Portfolio	—	—	1,236,771	1,236,771
S&P SmallCap Industrials Portfolio	74,295	781,461	1,027,048	1,882,804
S&P SmallCap Information Technology Portfolio	567,102	367,624	1,065,749	2,000,475
S&P SmallCap Materials Portfolio	82,457	407,471	893,467	1,383,395
S&P SmallCap Utilities Portfolio	—	—	—	—

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
DWA Momentum & Low Volatility Rotation Portfolio	$540,426	$803,935
DWA SmallCap Momentum Portfolio	137,548,202	137,083,053
DWA Tactical Multi-Asset Income Portfolio	3,011,915	3,361,230
DWA Tactical Sector Rotation Portfolio	151,576,905	151,403,843
S&P SmallCap Consumer Discretionary Portfolio	9,222,305	10,201,546
S&P SmallCap Consumer Staples Portfolio	26,815,396	27,029,821
S&P SmallCap Energy Portfolio	8,730,863	8,522,998
S&P SmallCap Financials Portfolio	22,434,853	24,334,280
S&P SmallCap Health Care Portfolio	26,645,596	27,312,230
S&P SmallCap Industrials Portfolio	3,908,979	3,684,627
S&P SmallCap Information Technology Portfolio	44,203,437	47,835,680
S&P SmallCap Materials Portfolio	10,432,160	9,608,601
S&P SmallCap Utilities Portfolio	13,902,022	12,164,644

For the six-month period ended April 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
DWA Momentum & Low Volatility Rotation Portfolio	$—	$7,393,260
DWA SmallCap Momentum Portfolio	115,939,825	103,400,935
DWA Tactical Multi-Asset Income Portfolio	10,846,490	10,636,891
DWA Tactical Sector Rotation Portfolio	92,679,673	155,838,237
S&P SmallCap Consumer Discretionary Portfolio	5,120,418	28,179,566
S&P SmallCap Consumer Staples Portfolio	13,512,737	21,795,309
S&P SmallCap Energy Portfolio	30,320,866	31,137,478
S&P SmallCap Financials Portfolio	71,750,215	55,158,912

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	Cost of Securities Received	Value of Securities Delivered
S&P SmallCap Health Care Portfolio	$23,190,882	$25,963,779
S&P SmallCap Industrials Portfolio	33,163,689	5,398,018
S&P SmallCap Information Technology Portfolio	146,086,651	234,017,051
S&P SmallCap Materials Portfolio	84,857,816	48,844,231
S&P SmallCap Utilities Portfolio	15,413,670	12,891,188

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
DWA Momentum & Low Volatility Rotation Portfolio	$247,532	$(5,547)	$241,985	$3,853,356
DWA SmallCap Momentum Portfolio	26,179,675	(3,736,294)	22,443,381	184,092,970
DWA Tactical Multi-Asset Income Portfolio	4,848,899	(249,497)	4,599,402	139,884,914
DWA Tactical Sector Rotation Portfolio	6,176,596	(141,634)	6,034,962	107,540,749
S&P SmallCap Consumer Discretionary Portfolio	11,655,583	(13,745,328)	(2,089,745)	69,223,159
S&P SmallCap Consumer Staples Portfolio	5,592,628	(3,627,973)	1,964,655	75,367,496
S&P SmallCap Energy Portfolio	649,299	(23,002,452)	(22,353,153)	70,779,639
S&P SmallCap Financials Portfolio	42,729,083	(8,864,181)	33,864,902	224,543,455
S&P SmallCap Health Care Portfolio	30,792,868	(23,032,999)	7,759,869	201,387,821
S&P SmallCap Industrials Portfolio	15,666,785	(4,200,870)	11,465,915	87,662,152
S&P SmallCap Information Technology Portfolio	80,318,063	(33,083,824)	47,234,239	482,106,950
S&P SmallCap Materials Portfolio	2,219,403	(5,656,019)	(3,436,616)	64,316,624
S&P SmallCap Utilities Portfolio	5,205,700	(1,320,076)	3,885,624	56,987,760

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will

53

be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

In addition to the fees and expenses which the PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio and PowerShares DWA Tactical Sector Rotation Portfolio (collectively, the “Portfolios”) bear directly, the Portfolios indirectly bear a pro rata share of the fees and expenses of the investment companies in which the Portfolios invest. The amount of fees and expenses incurred indirectly by the Portfolios will vary because the investment companies have varied expenses and fee levels and the Portfolios may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolios. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolios invest in. The effect of the estimated investment companies’ expenses that the Portfolios bear indirectly is included in each Portfolio’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares DWA Momentum & Low Volatility Rotation Portfolio (DWLV)
Actual	$1,000.00	$1,122.10	0.15%	$0.79
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75
PowerShares DWA SmallCap Momentum Portfolio (DWAS)
Actual	1,000.00	1,176.60	0.60	3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	3.01
PowerShares DWA Tactical Multi-Asset Income Portfolio (DWIN)
Actual	1,000.00	1,061.70	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares DWA Tactical Sector Rotation Portfolio (DWTR)
Actual	1,000.00	1,025.50	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.05	0.15	0.75

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P SmallCap Consumer Discretionary Portfolio (PSCD)
Actual	$1,000.00	$1,176.20	0.29%	$1.56
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Consumer Staples Portfolio (PSCC)
Actual	1,000.00	1,143.20	0.29	1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Energy Portfolio (PSCE)
Actual	1,000.00	950.10	0.29	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Financials Portfolio (PSCF)
Actual	1,000.00	1,190.00	0.29	1.57
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Health Care Portfolio (PSCH)
Actual	1,000.00	1,218.80	0.29	1.60
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Industrials Portfolio (PSCI)
Actual	1,000.00	1,203.50	0.29	1.58
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Information Technology Portfolio (PSCT)
Actual	1,000.00	1,186.60	0.29	1.57
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Materials Portfolio (PSCM)
Actual	1,000.00	1,223.60	0.29	1.60
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P SmallCap Utilities Portfolio (PSCU)
Actual	1,000.00	1,192.40	0.29	1.58
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2017, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 72 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 11, 2017 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

57

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical International Rotation Portfolio, and PowerShares Treasury Collateral Portfolio, each of which had not commenced operations as of December 31, 2016, and other than PowerShares S&P SmallCap High Dividend Low Volatility Portfolio and PowerShares S&P International Developed High Dividend Low Volatility Portfolio, for which the Adviser did not provide performance information because each of these Funds had less than three months of performance history as of December 31, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2016, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception, one-year and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the since-inception and one-year periods for the PowerShares LadderRite 0-5 Year Corporate Bond Portfolio and the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

58

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio (the Trustees noted that, prior to January 1, 2017, PowerShares S&P International Developed Quality Portfolio’s unitary advisory fee was 0.45%), PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees determined that the advisory fees were reasonable, noting the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio and for PowerShares DWA Tactical Sector Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer fund, and they also noted that the Adviser indicated that PowerShares DWA Tactical Sector Rotation Portfolio did not have any comparable open-end actively-managed peers.

59

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio	X	N/A	X
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X

60

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X		X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio		X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	N/A	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the

61

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

unitary fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Independent Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary fee is less. The Trustees noted that the unitary fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2019, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio, PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 11, 2017. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

62

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Senior Loan Portfolio. (The Trustees did not consider the estimated profitability of the Sub-Adviser in managing PowerShares Treasury Collateral Portfolio because that Fund had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

63

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-SCS-SAR-1
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

April 30, 2017

2017 Semi-Annual Report to Shareholders

CNTR	PowerShares Contrarian Opportunities Portfolio

KBWB	PowerShares KBW Bank Portfolio

KBWD	PowerShares KBW High Dividend Yield Financial Portfolio

KBWY	PowerShares KBW Premium Yield Equity REIT Portfolio

KBWP	PowerShares KBW Property & Casualty Insurance Portfolio

KBWR	PowerShares KBW Regional Banking Portfolio

EQAL	PowerShares Russell 1000 Equal Weight Portfolio

2

PowerShares Contrarian Opportunities Portfolio (CNTR)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Consumer Discretionary	28.6
Industrials	22.4
Information Technology	14.7
Health Care	11.9
Financials	11.1
Consumer Staples	5.8
Materials	2.5
Real Estate	1.8
Energy	1.2
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—28.6%
824	Aaron’s, Inc.	$29,615
447	AMC Networks, Inc., Class A(b)	26,677
1,165	American Axle & Manufacturing Holdings, Inc.(b)	20,492
1,595	American Eagle Outfitters, Inc.	22,474
377	Asbury Automotive Group, Inc.(b)	23,072
1,564	Ascent Capital Group, Inc., Class A(b)	20,035
519	AutoNation, Inc.(b)	21,798
612	Bed Bath & Beyond, Inc.	23,715
552	Best Buy Co., Inc.	28,599
607	BorgWarner, Inc.	25,664
545	Brinker International, Inc.	24,084
730	CalAtlantic Group, Inc.	26,441
794	Caleres, Inc.	22,883
241	Children’s Place, Inc. (The)	27,667
464	Dick’s Sporting Goods, Inc.	23,455
431	Dillard’s, Inc., Class A	23,864
1,357	Francesca’s Holdings Corp.(b)	21,413
704	General Motors Co.	24,387
719	Gentherm, Inc.(b)	26,711
2,932	GNC Holdings, Inc., Class A	22,811
317	Group 1 Automotive, Inc.	21,857
746	Hibbett Sports, Inc.(b)	19,396
587	Kohl’s Corp.	22,911
645	Michael Kors Holdings Ltd.(b)	24,078
935	Movado Group, Inc.	21,879
5,586	Office Depot, Inc.	27,762
1,734	Penn National Gaming, Inc.(b)	32,044
320	Scripps Networks Interactive, Inc., Class A	23,910
923	Shoe Carnival, Inc.	23,416
374	Tenneco, Inc.	23,573

Number of Shares		Value
	Common Stocks (continued)
	Consumer Discretionary (continued)
914	Unifi, Inc.(b)	$25,656
919	Urban Outfitters, Inc.(b)	21,027
1,146	Vitamin Shoppe, Inc.(b)	22,118
521	Williams-Sonoma, Inc.	28,160
302	Wyndham Worldwide Corp.	28,784
1,202	Zumiez, Inc.(b)	21,576

		874,004

	Consumer Staples—5.8%
1,496	Chefs’ Warehouse, Inc. (The)(b)	20,421
319	CVS Health Corp.	26,298
1,188	Dean Foods Co.	23,451
281	PriceSmart, Inc.	24,433
269	Sanderson Farms, Inc.	31,145
543	United Natural Foods, Inc.(b)	22,551
817	Whole Foods Market, Inc.	29,714

		178,013

	Energy—1.2%
2,321	Atwood Oceanics, Inc.(b)	18,174
1,390	Rowan Cos. PLC, Class A(b)	19,557

		37,731

	Financials—11.1%
151	Affiliated Managers Group, Inc.	25,004
40	Alleghany Corp.(b)	24,428
124	Credit Acceptance Corp.(b)	25,203
674	Employers Holdings, Inc.	26,960
744	Encore Capital Group, Inc.(b)	24,812
313	Evercore Partners, Inc., Class A	23,084
939	Federated Investors, Inc., Class B	25,184
824	Greenhill & Co., Inc.	20,847

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Contrarian Opportunities Portfolio (CNTR) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
575	Lazard Ltd., Class A	$24,690
614	LPL Financial Holdings, Inc.	25,813
1,353	Maiden Holdings Ltd.	16,710
614	PRA Group, Inc.(b)	19,771
315	Primerica, Inc.	26,397
664	Walker & Dunlop, Inc.(b)	29,780

		338,683

	Health Care—11.9%
1,197	Akorn, Inc.(b)	40,040
147	Amgen, Inc.	24,008
91	Biogen, Inc.(b)	24,680
319	Cardinal Health, Inc.	23,156
382	DaVita, Inc.(b)	26,362
366	Express Scripts Holding Co.(b)	22,450
376	Gilead Sciences, Inc.	25,775
612	HealthSouth Corp.	28,703
1,148	Lannett Co., Inc.(b)	29,848
403	LifePoint Health, Inc.(b)	25,047
324	Magellan Health, Inc.(b)	22,291
177	McKesson Corp.	24,477
688	Owens & Minor, Inc.	23,839
2,128	Sucampo Pharmaceuticals, Inc., Class A(b)	21,599

		362,275

	Industrials—22.4%
652	Air Lease Corp.	24,867
542	American Railcar Industries, Inc.	22,737
786	ArcBest Corp.	20,790
657	Avis Budget Group, Inc.(b)	20,038
404	Barrett Business Services, Inc.	23,295
741	Chicago Bridge & Iron Co. NV	22,289
861	DigitalGlobe, Inc.(b)	27,724
337	Genesee & Wyoming, Inc., Class A(b)	22,835
968	GP Strategies Corp.(b)	26,233
561	Greenbrier Cos., Inc. (The)	24,375
498	ICF International, Inc.(b)	21,987
1,391	Interface, Inc.	27,681
1,012	Kforce, Inc.	22,972
568	Park-Ohio Holdings Corp.	22,351
329	Regal Beloit Corp.	25,942
3,594	Roadrunner Transportation Systems, Inc.(b)	24,152
523	Robert Half International, Inc.	24,084
2,179	RPX Corp.(b)	27,978
453	Southwest Airlines Co.	25,468
459	Spirit Airlines, Inc.(b)	26,287
1,524	Steelcase, Inc., Class A	25,984
1,088	Swift Transportation Co., Class A(b)	26,743
887	Trinity Industries, Inc.	23,860
1,010	TrueBlue, Inc.(b)	27,624
231	Union Pacific Corp.	25,863
340	United Continental Holdings, Inc.(b)	23,871
197	United Rentals, Inc.(b)	21,603
1,179	Wabash National Corp.	26,858

		686,491

	Information Technology—14.7%
108	Alliance Data Systems Corp.	26,960
186	Apple, Inc.	26,719

Number of Shares		Value
	Common Stocks (continued)
	Information Technology (continued)
443	Aspen Technology, Inc.(b)	$27,240
328	Belden, Inc.	22,862
485	Cardtronics PLC, Class A(b)	20,166
446	Cirrus Logic, Inc.(b)	28,700
999	Convergys Corp.	22,487
8,169	Everi Holdings, Inc.(b)	51,873
624	II-VI, Inc.(b)	20,686
262	InterDigital, Inc.	23,554
213	IPG Photonics Corp.(b)	26,906
901	Juniper Networks, Inc.	27,093
443	MAXIMUS, Inc.	27,018
724	NeuStar, Inc., Class A(b)	24,037
934	Super Micro Computer, Inc.(b)	22,790
438	Synaptics, Inc.(b)	23,989
299	VeriSign, Inc.(b)	26,587

		449,667

	Materials—2.5%
1,905	FutureFuel Corp.	29,451
1,086	KapStone Paper and Packaging Corp.	22,904
556	Schweitzer-Mauduit International, Inc.	23,936

		76,291

	Real Estate—1.8%
782	CBRE Group, Inc., Class A(b)	28,004
876	HFF, Inc., Class A	27,506

		55,510

	Total Common Stocks (Cost $2,951,101)	3,058,665

	Money Market Fund—0.0%
333	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $333)	333

	Total Investments
	(Cost $2,951,434)—100.0%	3,058,998
	Other assets less liabilities—(0.0)%	(253)

	Net Assets—100.0%	$3,058,745

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares KBW Bank Portfolio (KBWB)

April 30, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Diversified Banks	42.5
Regional Banks	39.9
Asset Management & Custody Banks	12.7
Consumer Finance	3.6
Thrifts & Mortgage Finance	1.3
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Asset Management & Custody Banks—12.7%
715,900	Bank of New York Mellon Corp. (The)	$33,690,254
357,646	Northern Trust Corp.	32,188,140
423,381	State Street Corp.	35,521,666

		101,400,060

	Consumer Finance—3.6%
359,547	Capital One Financial Corp.	28,900,388

	Diversified Banks—42.5%
2,734,812	Bank of America Corp.	63,830,512
1,128,494	Citigroup, Inc.	66,716,565
274,900	Comerica, Inc.	19,435,430
744,814	JPMorgan Chase & Co.	64,798,818
1,227,187	U.S. Bancorp	62,930,149
1,166,122	Wells Fargo & Co.	62,784,009

		340,495,483

	Regional Banks—39.9%
699,869	BB&T Corp.	30,220,343
795,834	Citizens Financial Group, Inc.	29,215,066
1,173,750	Fifth Third Bancorp	28,674,713
234,672	First Republic Bank	21,697,773
1,697,454	Huntington Bancshares, Inc.	21,829,258
1,676,431	KeyCorp	30,578,101
202,120	M&T Bank Corp.	31,411,469
494,233	People’s United Financial, Inc.	8,634,251
265,249	PNC Financial Services Group, Inc. (The)	31,763,568
1,884,058	Regions Financial Corp.	25,905,798
567,284	SunTrust Banks, Inc.	32,227,404
81,766	SVB Financial Group(b)	14,385,910
316,425	Zions Bancorporation	12,666,493

		319,210,147

Number of Shares		Value
	Common Stocks (continued)
	Thrifts & Mortgage Finance—1.3%
761,367	New York Community Bancorp, Inc.	$10,118,567

	Total Investments (Cost $831,663,606)—100.0%	800,124,645
	Other assets less liabilities—0.0%	372,123

	Net Assets—100.0%	$800,496,768

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

April 30, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Mortgage REITs	40.4
Asset Management & Custody Banks	36.8
Investment Banking & Brokerage	6.2
Property & Casualty Insurance	4.7
Regional Banks	4.2
Trading Companies & Distributors	2.9
Thrifts & Mortgage Finance	2.5
Consumer Finance	1.3
Reinsurance	1.0
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Asset Management & Custody Banks—36.8%
1,397,916	Apollo Investment Corp.	$9,491,850
1,074,194	Arlington Asset Investment Corp., Class A(b)	15,640,265
276,813	Artisan Partners Asset Management, Inc., Class A	8,110,621
1,305,604	BlackRock Capital Investment Corp.	9,570,077
126,461	Federated Investors, Inc., Class B	3,391,684
760,443	Gladstone Capital Corp.(b)	7,467,550
100,904	Invesco Ltd.(c)	3,323,778
1,429,816	Medley Capital Corp.	11,038,179
1,440,369	PennantPark Investment Corp.	11,537,356
1,063,258	Prospect Capital Corp.(b)	9,888,299
928,591	THL Credit, Inc.(b)	9,323,054
464,027	Waddell & Reed Financial, Inc., Class A(b)	8,347,846

		107,130,559

	Consumer Finance—1.3%
251,599	Navient Corp.	3,824,305

	Investment Banking & Brokerage—6.2%
469,569	BGC Partners, Inc., Class A	5,343,695
192,439	Greenhill & Co., Inc.	4,868,707
76,530	Lazard Ltd., Class A	3,286,198
297,719	Virtu Financial, Inc., Class A(b)	4,584,873

		18,083,473

	Mortgage REITs—40.4%
556,067	AG Mortgage Investment Trust, Inc. REIT	10,537,470
523,301	Agnc Investment Corp. REIT	11,025,952
909,224	Annaly Capital Management, Inc. REIT	10,737,935
420,814	ARMOUR Residential REIT, Inc. REIT(b)	10,128,993

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mortgage REITs (continued)
504,377	Chimera Investment Corp. REIT	$10,269,116
1,451,397	CYS Investments, Inc. REIT	12,380,416
629,803	New Residential Investment Corp. REIT	10,498,816
1,626,377	Orchid Island Capital, Inc. REIT(b)	17,239,596
617,420	PennyMac Mortgage Investment Trust REIT	11,039,470
264,615	Resource Capital Corp. REIT	2,474,150
1,070,266	Western Asset Mortgage Capital Corp. REIT	11,269,901

		117,601,815

	Property & Casualty Insurance—4.7%
83,173	First American Financial Corp.	3,610,540
53,773	HCI Group, Inc.(b)	2,564,434
67,624	Mercury General Corp.	4,158,200
165,421	Old Republic International Corp.	3,420,906

		13,754,080

	Regional Banks—4.2%
61,499	PacWest Bancorp	3,037,436
172,205	People’s United Financial, Inc.	3,008,421
168,862	Umpqua Holdings Corp.	2,983,792
268,440	Valley National Bancorp	3,156,854

		12,186,503

	Reinsurance—1.0%
234,655	Maiden Holdings Ltd.	2,897,989

	Thrifts & Mortgage Finance—2.5%
271,895	New York Community Bancorp, Inc.	3,613,485
220,892	Oritani Financial Corp.	3,744,119

		7,357,604

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Trading Companies & Distributors—2.9%
275,209	Triton International Ltd. (Bermuda)(d)	$8,424,147

	Total Common Stocks and Other Equity Interests (Cost $263,041,692)	291,260,475

	Money Market Fund—0.5%
1,536,133	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(e) (Cost $1,536,133)	1,536,133

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $264,577,825)—100.5%	292,796,608

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—17.0%
49,655,140	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(e)(f) (Cost $49,655,140)	49,655,140

	Total Investments (Cost $314,232,965)—117.5%	342,451,748
	Other assets less liabilities—(17.5)%	(51,097,423)

	Net Assets—100.0%	$291,354,325

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at April 30, 2017.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(d)	Non-income producing security.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

April 30, 2017

(Unaudited)

Portfolio Composition
REIT Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Hotel & Resort	26.9
Health Care	23.7
Diversified	14.6
Retail	12.8
Office	6.9
Residential	6.9
Specialized	5.4
Industrial	2.6
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments(a)

Number of Shares		Value
	Real Estate Investment Trusts—99.8%
	Diversified—14.6%
490,415	Gladstone Commercial Corp.	$10,936,254
489,055	Global NET Lease, Inc.	11,556,370
271,662	Gramercy Property Trust	7,549,487
938,311	Investors Real Estate Trust	5,545,418
795,764	Lexington Realty Trust	8,092,920

		43,680,449

	Health Care—23.7%
466,592	Care Capital Properties, Inc.	12,537,327
1,600,985	Global Medical REIT, Inc.(b)	14,841,131
754,714	Medical Properties Trust, Inc.	9,864,112
1,309,204	New Senior Investment Group, Inc.	13,641,906
321,504	Sabra Health Care REIT, Inc.	8,741,694
525,574	Senior Housing Properties Trust	11,310,352

		70,936,522

	Hotel & Resort—26.9%
440,466	Apple Hospitality REIT, Inc.	8,249,928
1,574,434	Ashford Hospitality Trust, Inc.	9,840,213
465,825	Chatham Lodging Trust	9,018,372
388,095	Chesapeake Lodging Trust	9,046,494
285,976	Hospitality Properties Trust	9,102,616
305,137	LaSalle Hotel Properties	8,714,713
339,624	MGM Growth Properties LLC, Class A	9,720,039
360,774	RLJ Lodging Trust	7,753,033
504,505	Xenia Hotels & Resorts, Inc.	8,808,657

		80,254,065

	Industrial—2.6%
297,096	STAG Industrial, Inc., Class A	7,831,451

Number of Shares		Value
	Real Estate Investment Trusts (continued)
	Office—6.9%
700,951	Franklin Street Properties Corp.	$8,502,536
573,310	Government Properties Income Trust	12,222,969

		20,725,505

	Residential—6.9%
1,207,026	Independence Realty Trust, Inc.	11,104,639
667,727	Preferred Apartment Communities, Inc., Class A	9,448,337

		20,552,976

	Retail—12.8%
1,490,364	CBL & Associates Properties, Inc.	13,785,867
1,645,992	Washington Prime Group, Inc.	14,484,730
804,993	Whitestone	10,094,612

		38,365,209

	Specialized—5.4%
209,444	CoreCivic, Inc.	7,215,346
262,316	Geo Group, Inc. (The)	8,740,369

		15,955,715

	Total Real Estate Investment Trusts (Cost $290,543,305)	298,301,892

	Money Market Fund—0.7%
1,935,991	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $1,935,991)	1,935,991

	Total Investments (Cost $292,479,296)—100.5%	300,237,883
	Other assets less liabilities—(0.5)%	(1,385,018)

	Net Assets—100.0%	$298,852,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY) (continued)

April 30, 2017

(Unaudited)

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated company. The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. See Note 4.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

April 30, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Property & Casualty Insurance	75.4
Reinsurance	14.7
Multi-line Insurance	9.9
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Multi-line Insurance—9.9%
44,058	American Financial Group, Inc.	$4,287,284
41,859	Assurant, Inc.	4,028,510
47,580	Kemper Corp.	1,872,273

		10,188,067

	Property & Casualty Insurance—75.4%
100,878	Allstate Corp. (The)	8,200,373
158,107	AmTrust Financial Services, Inc.	2,537,617
43,820	Arch Capital Group Ltd.(b)	4,249,226
55,501	Aspen Insurance Holdings Ltd. (Bermuda)	2,905,477
59,799	Axis Capital Holdings Ltd.	3,940,754
59,985	Chubb Ltd.	8,232,941
105,202	Cincinnati Financial Corp.	7,584,012
39,423	Hanover Insurance Group, Inc. (The)	3,479,868
51,285	Mercury General Corp.	3,153,515
49,402	ProAssurance Corp.	3,057,984
211,540	Progressive Corp. (The)	8,402,369
40,781	RLI Corp.	2,333,489
53,989	Selective Insurance Group, Inc.	2,850,619
67,802	Travelers Cos., Inc. (The)	8,248,791
58,351	W.R. Berkley Corp.	3,966,701
102,348	XL Group Ltd. (Bermuda)	4,283,264

		77,427,000

	Reinsurance—14.7%
19,857	Everest Re Group Ltd.	4,998,205
79,894	Maiden Holdings Ltd.	986,691
28,069	RenaissanceRe Holdings Ltd. (Bermuda)	3,990,570
98,776	Third Point Reinsurance Ltd. (Bermuda)(b)	1,195,190
71,871	Validus Holdings Ltd.	3,973,029

		15,143,685

	Total Common Stocks (Cost $94,903,541)	102,758,752

Number of Shares		Value
	Money Market Fund—0.0%
11,589	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $11,589)	$11,589

	Total Investments (Cost $94,915,130)—100.0%	102,770,341
	Other assets less liabilities—(0.0)%	(29,283)

	Net Assets—100.0%	$102,741,058

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	12.0%

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares KBW Regional Banking Portfolio (KBWR)

April 30, 2017

(Unaudited)

Portfolio Composition
Sub-Industry Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Regional Banks	96.6
Thrifts & Mortgage Finance	3.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Regional Banks—96.6%
131,523	Associated Banc-Corp.	$3,274,923
109,249	BancorpSouth, Inc.	3,326,632
40,098	Bank of Hawaii Corp.	3,267,185
110,694	Bank of the Ozarks, Inc.	5,254,644
85,458	BankUnited, Inc.	3,015,813
41,071	BOK Financial Corp.	3,461,875
100,825	Boston Private Financial Holdings, Inc.	1,572,870
84,796	Brookline Bancorp, Inc.	1,233,782
86,220	Cathay General Bancorp	3,280,671
69,934	Columbia Banking System, Inc.	2,763,092
92,847	Commerce Bancshares, Inc.	5,101,943
53,548	Community Bank System, Inc.	2,996,011
36,625	Cullen/Frost Bankers, Inc.	3,457,034
130,004	CVB Financial Corp.	2,800,286
125,156	East West Bancorp, Inc.	6,792,216
217,515	F.N.B. Corp.	3,097,414
106,938	First Commonwealth Financial Corp.	1,380,570
74,535	First Financial Bancorp	2,060,893
76,971	First Financial Bankshares, Inc.	3,074,991
169,846	First Horizon National Corp.	3,116,674
123,362	First Midwest Bancorp, Inc.	2,801,551
177,083	Fulton Financial Corp.	3,267,181
91,731	Glacier Bancorp, Inc.	3,098,673
71,375	Hancock Holding Co.	3,333,212
158,258	Hope Bancorp, Inc.	2,897,704
45,462	IBERIABANK Corp.	3,607,410
231,491	Investors Bancorp, Inc.	3,206,150
75,227	MB Financial, Inc.	3,197,900
162,539	Old National Bancorp	2,730,655
109,901	PacWest Bancorp	5,428,010
48,800	Pinnacle Financial Partners, Inc.	3,123,200
76,866	Popular, Inc.	3,221,454
45,435	Prosperity Bancshares, Inc.	3,053,232
41,974	S&T Bancorp, Inc.	1,509,385
43,003	Signature Bank(b)	5,953,765
136,837	Sterling Bancorp	3,181,460
80,216	Synovus Financial Corp.	3,353,029
194,639	TCF Financial Corp.	3,213,490
37,989	Texas Capital Bancshares, Inc.(b)	2,890,963

Number of Shares		Value
	Common Stocks (continued)
	Regional Banks (continued)
81,376	Trustmark Corp.	$2,703,311
42,968	UMB Financial Corp.	3,114,750
180,049	Umpqua Holdings Corp.	3,181,466
75,680	United Bankshares, Inc.	3,019,632
273,784	Valley National Bancorp	3,219,700
61,656	Webster Financial Corp.	3,132,741
31,577	Westamerica Bancorporation	1,737,366
65,583	Western Alliance Bancorp(b)	3,141,426
45,953	Wintrust Financial Corp.	3,256,230

		153,904,565

	Thrifts & Mortgage Finance—3.4%
79,848	Provident Financial Services, Inc.	2,051,295
100,051	Washington Federal, Inc.	3,371,719

		5,423,014

	Total Common Stocks (Cost $167,677,932)	159,327,579

	Money Market Fund—0.0%
23,589	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $23,589)	23,589

	Total Investments (Cost $167,701,521)—100.0%	159,351,168
	Other assets less liabilities—(0.0)%	(1,352)

	Net Assets—100.0%	$159,349,816

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Information Technology	13.8
Industrials	12.2
Health Care	11.8
Consumer Staples	11.1
Consumer Discretionary	10.4
Energy	10.3
Materials	9.2
Utilities	8.8
Financials	6.2
Real Estate	3.8
Telecommunication Services	2.3
Money Market Funds Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—10.4%
2,731	Adient PLC	$200,892
1,234	Advance Auto Parts, Inc.	175,401
219	Amazon.com, Inc.(b)	202,573
3,255	AMC Networks, Inc., Class A(b)	194,258
5,095	Aramark	186,069
4,435	AutoNation, Inc.(b)	186,270
273	AutoZone, Inc.(b)	188,968
4,859	Bed Bath & Beyond, Inc.	188,286
4,178	Best Buy Co., Inc.	216,462
4,524	BorgWarner, Inc.	191,275
4,381	Brinker International, Inc.	193,596
3,054	Brunswick Corp.	173,314
1,962	Burlington Stores, Inc.(b)	194,081
3,995	Cabela’s, Inc.(b)	218,127
313	Cable One, Inc.	213,422
5,091	CalAtlantic Group, Inc.	184,396
3,107	CarMax, Inc.(b)	181,759
3,186	Carnival Corp.	196,799
2,073	Carter’s, Inc.	190,799
2,794	CBS Corp., Class B	185,969
575	Charter Communications, Inc., Class A(b)	198,467
447	Chipotle Mexican Grill, Inc.(b)	212,088
2,978	Choice Hotels International, Inc.	186,721
4,316	Cinemark Holdings, Inc.	186,451
31,335	Clear Channel Outdoor Holdings, Inc., Class A	161,375
4,794	Coach, Inc.	188,836
5,007	Comcast Corp., Class A	196,224

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,873	CST Brands, Inc.	$187,027
5,605	D.R. Horton, Inc.	184,348
2,431	Darden Restaurants, Inc.	207,097
2,371	Delphi Automotive PLC	190,628
3,934	Dick’s Sporting Goods, Inc.	198,864
3,940	Dillard’s, Inc., Class A	218,158
6,739	Discovery Communications, Inc., Class A(b)	193,948
3,012	DISH Network Corp., Class A(b)	194,093
2,708	Dollar General Corp.	196,899
2,508	Dollar Tree, Inc.(b)	207,587
1,010	Domino’s Pizza, Inc.	183,204
3,274	Dunkin’ Brands Group, Inc.	182,886
1,464	Expedia, Inc.	195,766
11,473	Extended Stay America, Inc.	200,089
2,558	Foot Locker, Inc.	197,836
15,978	Ford Motor Co.	183,268
7,779	GameStop Corp., Class A	176,506
7,999	Gap, Inc. (The)	209,574
3,619	Garmin Ltd.	183,990
5,438	General Motors Co.	188,372
8,894	Gentex Corp.	183,661
1,995	Genuine Parts Co.	183,580
5,183	Goodyear Tire & Rubber Co. (The)	187,780
325	Graham Holdings Co., Class B	195,552
72,484	Groupon, Inc., Class A(b)(c)	284,137
8,189	H&R Block, Inc.	203,005
9,173	Hanesbrands, Inc.	200,063

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
3,083	Harley-Davidson, Inc.	$175,145
1,863	Hasbro, Inc.	184,642
6,467	Hilton Grand Vacations, Inc.(b)	216,450
3,196	Hilton Worldwide Holdings, Inc.	188,468
1,256	Home Depot, Inc. (The)	196,062
3,520	Hyatt Hotels Corp., Class A(b)	195,360
7,960	International Game Technology PLC	176,712
7,683	Interpublic Group of Cos., Inc. (The)	181,088
33,900	J.C. Penney Co., Inc.(b)(c)	182,382
3,528	John Wiley & Sons, Inc., Class A	185,926
8,124	Kate Spade & Co.(b)	141,358
4,970	Kohl’s Corp.	193,979
3,881	L Brands, Inc.	204,956
3,353	Las Vegas Sands Corp.	197,793
1,355	Lear Corp.	193,304
3,703	Leggett & Platt, Inc.	194,556
3,669	Lennar Corp., Class A	185,284
2,188	Liberty Broadband Corp., Class C(b)	199,458
4,092	Liberty Expedia Holdings, Inc., Class A(b)	197,685
9,665	Liberty Interactive Corp. QVC Group, Series A(b)	204,705
4,818	Liberty Media Corp.-Liberty SiriusXM, Class C(b)	183,036
4,307	Liberty Ventures, Series A(b)	231,932
7,363	Lions Gate Entertainment Corp., Class A	192,690
6,363	Live Nation Entertainment, Inc.(b)	204,634
6,312	LKQ Corp.(b)	197,187
2,258	Lowe’s Cos., Inc.	191,659
2,955	Lululemon Athletica, Inc.(b)	153,660
6,593	Macy’s, Inc.	192,647
950	Madison Square Garden Co. (The), Class A(b)	191,681
2,001	Marriott International, Inc., Class A	188,934
7,437	Mattel, Inc.	166,738
1,442	McDonald’s Corp.	201,779
7,191	MGM Resorts International(b)	220,836
5,005	Michael Kors Holdings Ltd.(b)	186,837
8,555	Michaels Cos., Inc. (The)(b)	199,845
812	Mohawk Industries, Inc.(b)	190,649
2,641	Murphy USA, Inc.(b)	183,734
1,316	Netflix, Inc.(b)	200,295
3,895	Newell Brands, Inc.	185,947
14,857	News Corp., Class A	188,981
3,368	NIKE, Inc., Class B	186,621
4,482	Nordstrom, Inc.	216,346
3,644	Norwegian Cruise Line Holdings Ltd.(b)	196,521
94	NVR, Inc.(b)	198,458
2,205	Omnicom Group, Inc.	181,075
682	O’Reilly Automotive, Inc.(b)	169,238
756	Panera Bread Co., Class A(b)	236,386
4,033	Penske Automotive Group, Inc.	192,414
2,219	Polaris Industries, Inc.(c)	189,192
1,567	Pool Corp.	187,445
109	Priceline Group, Inc. (The)(b)	201,303
7,960	PulteGroup, Inc.	180,453
1,895	PVH Corp.	191,452
2,353	Ralph Lauren Corp., Class A	189,934

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
8,508	Regal Entertainment Group, Class A	$187,772
2,832	Ross Stores, Inc.	184,080
1,873	Royal Caribbean Cruises Ltd.	199,662
9,245	Sally Beauty Holdings, Inc.(b)	175,840
2,383	Scripps Networks Interactive, Inc., Class A	178,058
6,130	Service Corp. International	197,509
4,728	Servicemaster Global Holdings, Inc.(b)	180,137
2,732	Signet Jewelers Ltd.	179,875
36,349	Sirius XM Holdings, Inc.(c)	179,928
3,231	Six Flags Entertainment Corp.	202,293
6,793	Skechers U.S.A., Inc., Class A(b)	171,523
21,888	Staples, Inc.	213,846
3,338	Starbucks Corp.	200,480
3,509	Target Corp.	195,978
7,273	TEGNA, Inc.	185,316
4,196	Tempur Sealy International, Inc.(b)(c)	197,002
732	Tesla, Inc.(b)	229,899
1,915	Thor Industries, Inc.	184,185
1,955	Tiffany & Co.	179,176
1,920	Time Warner, Inc.	190,598
2,378	TJX Cos., Inc. (The)	187,006
5,200	Toll Brothers, Inc.	187,148
2,693	Tractor Supply Co.	166,724
4,967	Tribune Media Co., Class A	181,594
4,384	TripAdvisor, Inc.(b)	197,324
2,988	Tupperware Brands Corp.	214,568
5,951	Twenty-First Century Fox, Inc., Class A	181,744
660	Ulta Beauty, Inc.(b)	185,750
9,826	Under Armour, Inc., Class A(b)(c)	211,161
8,105	Urban Outfitters, Inc.(b)	185,442
986	Vail Resorts, Inc.	194,893
3,457	VF Corp.	188,856
4,339	Viacom, Inc., Class B	184,668
9,014	Vista Outdoor, Inc.(b)	176,314
1,956	Visteon Corp.(b)	201,370
1,657	Walt Disney Co. (The)	191,549
13,842	Wendy’s Co. (The)	204,031
1,097	Whirlpool Corp.	203,691
3,842	Williams-Sonoma, Inc.	207,660
2,218	Wyndham Worldwide Corp.	211,398
1,656	Wynn Resorts Ltd.	203,705
7,085	Yum China Holdings, Inc.(b)	241,740
2,950	Yum! Brands, Inc.	193,963

		29,192,104

	Consumer Staples—11.1%
7,792	Altria Group, Inc.	559,310
12,649	Archer-Daniels-Midland Co.	578,692
24,719	Blue Buffalo Pet Products, Inc.(b)	609,323
12,182	Brown-Forman Corp., Class B	576,452
7,202	Bunge Ltd.	569,174
10,019	Campbell Soup Co.	576,493
5,287	Casey’s General Stores, Inc.	592,514
11,461	Church & Dwight Co., Inc.	567,663
4,193	Clorox Co. (The)	560,562
13,681	Coca-Cola Co. (The)	590,335
7,802	Colgate-Palmolive Co.	562,056

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
14,298	Conagra Brands, Inc.	$554,476
3,624	Constellation Brands, Inc., Class A	625,285
1,118	Costco Wholesale Corp.	198,467
10,138	Coty, Inc., Class A	180,963
7,367	CVS Health Corp.	607,336
5,967	Dr Pepper Snapple Group, Inc.	546,876
7,829	Edgewell Personal Care Co.(b)	559,695
10,310	Energizer Holdings, Inc.	610,661
2,155	Estee Lauder Cos., Inc. (The), Class A	187,787
29,820	Flowers Foods, Inc.	584,770
9,717	General Mills, Inc.	558,825
15,527	Hain Celestial Group, Inc. (The)(b)	574,344
10,135	Herbalife Ltd.(b)(c)	641,140
5,465	Hershey Co. (The)	591,313
16,616	Hormel Foods Corp.	582,889
4,894	Ingredion, Inc.	605,975
4,438	JM Smucker Co. (The)	562,383
7,891	Kellogg Co.	560,261
4,438	Kimberly-Clark Corp.	575,831
6,272	Kraft Heinz Co. (The)	566,926
19,720	Kroger Co. (The)	584,698
13,415	Lamb Weston Holdings, Inc.	560,076
5,700	McCormick & Co., Inc.	569,430
6,535	Mead Johnson Nutrition Co.	579,785
5,932	Molson Coors Brewing Co., Class B	568,820
13,105	Mondelez International, Inc., Class A	590,118
12,394	Monster Beverage Corp.(b)	562,440
10,648	Nu Skin Enterprises, Inc., Class A	588,089
5,161	PepsiCo, Inc.	584,638
5,227	Philip Morris International, Inc.	579,361
26,107	Pilgrim’s Pride Corp.	677,738
9,946	Pinnacle Foods, Inc.	578,360
6,835	Post Holdings, Inc.(b)	575,439
6,356	Procter & Gamble Co. (The)	555,070
9,264	Reynolds American, Inc.	597,528
126,528	Rite Aid Corp.(b)	506,112
4,121	Spectrum Brands Holdings, Inc.	592,311
25,337	Sprouts Farmers Market, Inc.(b)	565,268
10,956	Sysco Corp.	579,244
7,032	TreeHouse Foods, Inc.(b)	616,003
9,257	Tyson Foods, Inc., Class A	594,855
21,292	US Foods Holding Corp.(b)	600,434
6,952	Walgreens Boots Alliance, Inc.	601,626
2,665	Wal-Mart Stores, Inc.	200,355
20,167	Whole Foods Market, Inc.	733,474

		31,160,049

	Energy—10.3%
7,290	Anadarko Petroleum Corp.	415,676
19,911	Antero Resources Corp.(b)	421,914
8,848	Apache Corp.	430,367
7,491	Baker Hughes, Inc.	444,741
19,394	Cabot Oil & Gas Corp.	450,717
9,953	Cheniere Energy, Inc.(b)	451,369
87,069	Chesapeake Energy Corp.(b)(c)	457,983
4,109	Chevron Corp.	438,430
3,783	Cimarex Energy Co.	441,400

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
3,529	Concho Resources, Inc.(b)	$446,983
9,961	ConocoPhillips	477,231
28,230	CONSOL Energy, Inc.(b)	428,531
10,514	Continental Resources, Inc.(b)	445,899
11,335	Devon Energy Corp.	447,619
28,352	Diamond Offshore Drilling, Inc.(b)	408,836
4,445	Diamondback Energy, Inc.(b)	443,789
8,585	Dril-Quip, Inc.(b)	442,557
8,506	Energen Corp.(b)	442,227
52,633	Ensco PLC, Class A	415,274
4,676	EOG Resources, Inc.	432,530
7,768	EQT Corp.	451,632
26,348	Extraction Oil & Gas, Inc.(b)	412,346
5,410	Exxon Mobil Corp.	441,726
45,035	Frank’s International NV(c)	409,818
27,890	Gulfport Energy Corp.(b)	442,893
8,915	Halliburton Co.	409,020
6,723	Helmerich & Payne, Inc.	407,683
9,521	Hess Corp.	464,910
16,390	HollyFrontier Corp.	461,215
20,953	Kinder Morgan, Inc.	432,260
78,296	Kosmos Energy Ltd.(b)	470,559
34,383	Laredo Petroleum, Inc.(b)	442,165
30,185	Marathon Oil Corp.	448,851
8,986	Marathon Petroleum Corp.	457,747
17,017	Murphy Oil Corp.	445,505
35,006	Nabors Industries Ltd.	361,962
11,536	National Oilwell Varco, Inc.	403,414
13,229	Newfield Exploration Co.(b)	457,988
76,015	Noble Corp. PLC	364,872
13,441	Noble Energy, Inc.	434,548
7,033	Occidental Petroleum Corp.	432,811
17,486	Oceaneering International, Inc.	461,456
8,481	ONEOK, Inc.	446,185
14,683	Parsley Energy, Inc., Class A(b)	437,407
18,093	Patterson-UTI Energy, Inc.	391,623
21,184	PBF Energy, Inc., Class A	472,827
5,649	Phillips 66	449,434
2,439	Pioneer Natural Resources Co.	421,923
36,992	QEP Resources, Inc.(b)	436,876
16,273	Range Resources Corp.	431,072
21,281	Rice Energy, Inc.(b)	453,072
30,561	Rowan Cos. PLC, Class A(b)	429,993
25,486	RPC, Inc.(c)	463,081
5,705	Schlumberger Ltd.	414,126
21,012	SM Energy Co.	474,661
58,777	Southwestern Energy Co.(b)	441,415
32,157	Superior Energy Services, Inc.(b)	388,457
7,807	Targa Resources Corp.	430,400
5,415	Tesoro Corp.	431,630
36,115	Transocean Ltd.(b)	398,348
6,602	Valero Energy Corp.	426,555
75,496	Weatherford International PLC(b)(c)	435,612
53,013	Whiting Petroleum Corp.(b)	440,008
15,605	Williams Cos., Inc. (The)	477,981
12,609	World Fuel Services Corp.	464,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Energy (continued)
36,749	WPX Energy, Inc.(b)	$438,416

		28,794,945

	Financials—6.2%
787	Affiliated Managers Group, Inc.	130,319
1,741	Aflac, Inc.	130,366
6,307	Agnc Investment Corp. REIT	132,889
202	Alleghany Corp.(b)	123,361
2,354	Allied World Assurance Co. Holdings AG	124,974
1,542	Allstate Corp. (The)	125,349
6,216	Ally Financial, Inc.	123,077
1,608	American Express Co.	127,434
1,327	American Financial Group, Inc.	129,130
2,041	American International Group, Inc.	124,317
1,085	American National Insurance Co.	126,858
997	Ameriprise Financial, Inc.	127,466
7,047	AmTrust Financial Services, Inc.	113,104
11,192	Annaly Capital Management, Inc. REIT	132,178
1,063	Aon PLC	127,390
1,338	Arch Capital Group Ltd.(b)	129,746
2,225	Arthur J. Gallagher & Co.	124,177
4,661	Artisan Partners Asset Management, Inc., Class A	136,567
2,383	Aspen Insurance Holdings Ltd. (Bermuda)	124,750
5,320	Associated Banc-Corp.	132,468
1,315	Assurant, Inc.	126,556
3,396	Assured Guaranty Ltd.	129,489
2,456	Athene Holding Ltd., Class A(b)	130,929
1,870	Axis Capital Holdings Ltd.	123,233
5,428	Bank of America Corp.	126,690
1,585	Bank of Hawaii Corp.	129,146
2,709	Bank of New York Mellon Corp. (The)	127,486
3,505	BankUnited, Inc.	123,691
2,825	BB&T Corp.	121,984
738	Berkshire Hathaway, Inc., Class B(b)	121,925
335	BlackRock, Inc.	128,831
1,657	BOK Financial Corp.	139,669
2,949	Brown & Brown, Inc.	126,512
1,498	Capital One Financial Corp.	120,409
1,568	CBOE Holdings, Inc.	129,219
3,120	Charles Schwab Corp. (The)	121,212
6,241	Chimera Investment Corp. REIT	127,067
918	Chubb Ltd.	125,996
1,724	Cincinnati Financial Corp.	124,283
3,062	CIT Group, Inc.	141,801
2,158	Citigroup, Inc.	127,581
3,623	Citizens Financial Group, Inc.	133,000
1,048	CME Group, Inc.	121,767
2,881	CNA Financial Corp.	130,394
1,863	Comerica, Inc.	131,714
2,291	Commerce Bancshares, Inc.	125,890
672	Credit Acceptance Corp.(b)	136,584
1,462	Cullen/Frost Bankers, Inc.	137,998
1,856	Discover Financial Services	116,167
6,510	Donnelley Financial Solutions, Inc.(b)	144,652
3,715	E*TRADE Financial Corp.(b)	128,353
2,486	East West Bancorp, Inc.	134,915

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
2,792	Eaton Vance Corp.	$119,861
1,027	Erie Indemnity Co., Class A	127,163
536	Everest Re Group Ltd.	134,917
708	FactSet Research Systems, Inc.	115,588
4,901	Federated Investors, Inc., Class B	131,445
4,998	Fifth Third Bancorp	122,101
3,239	First American Financial Corp.	140,605
4,247	First Hawaiian, Inc.	126,433
6,886	First Horizon National Corp.	126,358
1,379	First Republic Bank	127,502
3,254	FNF Group	133,251
3,021	Franklin Resources, Inc.	130,235
541	Goldman Sachs Group, Inc. (The)	121,076
1,391	Hanover Insurance Group, Inc. (The)	122,784
2,632	Hartford Financial Services Group, Inc. (The)	127,284
9,627	Huntington Bancshares, Inc.	123,803
3,576	Interactive Brokers Group, Inc., Class A	124,552
2,096	Intercontinental Exchange, Inc.	126,179
4,146	Invesco Ltd.(d)	136,569
1,432	JPMorgan Chase & Co.	124,584
7,266	KeyCorp	132,532
2,778	Lazard Ltd., Class A	119,287
3,591	Legg Mason, Inc.	134,232
4,863	Leucadia National Corp.	123,472
1,963	Lincoln National Corp.	129,421
2,706	Loews Corp.	126,154
3,181	LPL Financial Holdings, Inc.	133,729
808	M&T Bank Corp.	125,571
145	Markel Corp.(b)	140,592
667	MarketAxess Holdings, Inc.	128,411
1,675	Marsh & McLennan Cos., Inc.	124,168
2,126	Mercury General Corp.	130,728
2,407	MetLife, Inc.	124,707
15,378	MFA Financial, Inc. REIT	127,791
1,118	Moody’s Corp.	132,282
2,942	Morgan Stanley	127,595
1,598	Morningstar, Inc.	116,862
1,292	MSCI, Inc.	129,613
1,797	Nasdaq, Inc.	123,759
8,931	Navient Corp.	135,751
9,018	New York Community Bancorp, Inc.	119,849
1,442	Northern Trust Corp.	129,780
6,225	Old Republic International Corp.	128,733
4,925	OneMain Holdings, Inc.(b)	114,851
2,450	PacWest Bancorp	121,006
7,006	People’s United Financial, Inc.	122,395
1,048	PNC Financial Services Group, Inc. (The)	125,498
3,235	Popular, Inc.	135,579
2,014	Principal Financial Group, Inc.	131,172
2,118	ProAssurance Corp.	131,104
3,165	Progressive Corp. (The)	125,714
1,188	Prudential Financial, Inc.	127,152
1,670	Raymond James Financial, Inc.	124,448
8,803	Regions Financial Corp.	121,041
996	Reinsurance Group of America, Inc.	124,540
852	RenaissanceRe Holdings Ltd. (Bermuda)	121,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
969	S&P Global, Inc.	$130,030
9,669	Santander Consumer USA Holdings, Inc.(b)	123,183
2,468	SEI Investments Co.	125,152
863	Signature Bank(b)	119,482
10,674	SLM Corp.(b)	133,852
5,561	Starwood Property Trust, Inc. REIT	126,179
1,620	State Street Corp.	135,918
2,287	SunTrust Banks, Inc.	129,924
705	SVB Financial Group(b)	124,038
3,748	Synchrony Financial	104,194
3,177	Synovus Financial Corp.	132,799
1,836	T. Rowe Price Group, Inc.	130,154
7,922	TCF Financial Corp.	130,792
3,313	TD Ameritrade Holding Corp.	126,789
7,643	TFS Financial Corp.	126,415
2,875	Thomson Reuters Corp.	130,611
1,634	Torchmark Corp.	125,344
1,031	Travelers Cos., Inc. (The)	125,431
12,892	Two Harbors Investment Corp. REIT	128,791
2,384	U.S. Bancorp	122,252
2,721	Unum Group	126,064
2,224	Validus Holdings Ltd.	122,943
3,346	Voya Financial, Inc.	125,074
1,766	W.R. Berkley Corp.	120,053
2,265	Wells Fargo & Co.	121,948
2,645	Western Alliance Bancorp(b)	126,696
143	White Mountains Insurance Group Ltd.	122,828
3,137	XL Group Ltd. (Bermuda)	131,283
3,061	Zions Bancorporation	122,532

		17,424,752

	Health Care—11.8%
6,696	Abbott Laboratories	292,213
4,566	AbbVie, Inc.	301,082
2,421	ABIOMED, Inc.(b)	315,505
7,574	Acadia Healthcare Co., Inc.(b)	330,075
8,701	ACADIA Pharmaceuticals, Inc.(b)	298,705
2,345	Aetna, Inc.	316,739
5,633	Agilent Technologies, Inc.	310,097
5,536	Agios Pharmaceuticals, Inc.(b)(c)	275,195
13,445	Akorn, Inc.(b)	449,735
7,911	Alere, Inc.(b)	388,984
2,495	Alexion Pharmaceuticals, Inc.(b)	318,811
2,660	Align Technology, Inc.(b)	358,089
5,109	Alkermes PLC(b)	297,599
1,270	Allergan PLC	309,702
25,819	Allscripts Healthcare Solutions, Inc.(b)	309,053
5,633	Alnylam Pharmaceuticals, Inc.(b)(c)	301,929
3,488	AmerisourceBergen Corp.	286,190
1,805	Amgen, Inc.	294,793
1,812	Anthem, Inc.	322,337
2,768	athenahealth, Inc.(b)(c)	271,292
5,797	Baxter International, Inc.	322,777
1,629	Becton, Dickinson and Co.	304,574
1,084	Biogen, Inc.(b)	293,992
3,448	BioMarin Pharmaceutical, Inc.(b)	330,456
1,499	Bio-Rad Laboratories, Inc., Class A(b)	327,172

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
2,898	Bio-Techne Corp.	$310,318
5,941	Bioverativ, Inc.(b)	349,390
12,359	Boston Scientific Corp.(b)	326,030
5,374	Bristol-Myers Squibb Co.	301,213
24,920	Brookdale Senior Living, Inc.(b)	323,711
12,909	Bruker Corp.	314,850
1,204	C.R. Bard, Inc.	370,206
3,698	Cardinal Health, Inc.	268,438
2,431	Celgene Corp.(b)	301,566
4,589	Centene Corp.(b)	341,422
5,303	Cerner Corp.(b)	343,369
3,412	Charles River Laboratories International, Inc.(b)	306,056
2,009	Cigna Corp.	314,147
1,503	Cooper Cos., Inc. (The)	301,096
3,476	Danaher Corp.	289,655
4,533	DaVita, Inc.(b)	312,822
4,808	DENTSPLY Sirona, Inc.	304,058
3,939	DexCom, Inc.(b)	307,084
3,179	Edwards Lifesciences Corp.(b)	348,641
3,550	Eli Lilly & Co.	291,313
30,012	Endo International PLC(b)	341,236
4,811	Envision Healthcare Corp.(b)	269,560
4,684	Express Scripts Holding Co.(b)	287,317
4,438	Gilead Sciences, Inc.	304,225
3,603	HCA Holdings, Inc.(b)	303,409
1,749	Henry Schein, Inc.(b)	303,976
4,311	Hill-Rom Holdings, Inc.	326,084
7,099	Hologic, Inc.(b)	320,520
1,426	Humana, Inc.	316,543
1,960	IDEXX Laboratories, Inc.(b)	328,751
1,788	Illumina, Inc.(b)	330,530
2,157	Incyte Corp.(b)	268,072
24,762	Inovalon Holdings, Inc., Class A(b)(c)	303,334
2,589	Intercept Pharmaceuticals, Inc.(b)(c)	290,874
15,835	Intrexon Corp.(b)(c)	330,001
401	Intuitive Surgical, Inc.(b)	335,184
7,903	Ionis Pharmaceuticals, Inc.(b)	380,846
2,381	Johnson & Johnson	293,982
14,784	Juno Therapeutics, Inc.(b)(c)	368,713
2,120	Laboratory Corp. of America Holdings(b)	297,118
4,998	LifePoint Health, Inc.(b)	310,626
6,943	Mallinckrodt PLC(b)	325,766
2,053	McKesson Corp.	283,909
4,418	MEDNAX, Inc.(b)	266,670
3,708	Medtronic PLC	308,098
4,736	Merck & Co., Inc.	295,195
505	Mettler-Toledo International, Inc.(b)	259,277
7,202	Mylan NV(b)	268,995
7,220	Neurocrine Biosciences, Inc.(b)	385,548
39,188	OPKO Health, Inc.(b)(c)	304,491
11,349	Patheon NV(b)	305,402
6,779	Patterson Cos., Inc.	301,598
5,203	PerkinElmer, Inc.	309,110
4,396	Perrigo Co. PLC	325,040
8,741	Pfizer, Inc.	296,495

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
10,044	Premier, Inc., Class A(b)	$339,487
10,433	Qiagen N.V.	313,929
3,047	Quest Diagnostics, Inc.	321,489
3,872	Quintiles IMS Holdings, Inc.(b)	326,332
820	Regeneron Pharmaceuticals, Inc.(b)	318,562
4,202	ResMed, Inc.	285,694
4,740	Seattle Genetics, Inc.(b)	323,742
2,281	Stryker Corp.	311,060
1,539	Teleflex, Inc.	318,404
17,613	Tenet Healthcare Corp.(b)(c)	275,996
1,939	Thermo Fisher Scientific, Inc.	320,575
2,154	United Therapeutics Corp.(b)	270,758
1,813	UnitedHealth Group, Inc.	317,057
2,524	Universal Health Services, Inc., Class B	304,798
9,643	Varex Imaging Corp.(b)	323,619
3,284	Varian Medical Systems, Inc.(b)	297,990
3,276	VCA, Inc.(b)	299,983
6,017	Veeva Systems, Inc., Class A(b)	322,632
3,367	Vertex Pharmaceuticals, Inc.(b)	398,316
10,866	VWR Corp.(b)	307,073
1,546	Waters Corp.(b)	262,650
2,183	WellCare Health Plans, Inc.(b)	334,894
3,767	West Pharmaceutical Services, Inc.	346,677
2,492	Zimmer Biomet Holdings, Inc.	298,168
5,571	Zoetis, Inc.	312,589

		32,951,450

	Industrials—12.2%
1,250	3M Co.	244,788
4,697	A.O. Smith Corp.	253,074
2,190	Acuity Brands, Inc.	385,659
6,969	AECOM(b)	238,409
4,029	AGCO Corp.	257,816
6,340	Air Lease Corp.	241,808
2,559	Alaska Air Group, Inc.	217,745
3,214	Allegion PLC	252,749
6,803	Allison Transmission Holdings, Inc.	263,140
502	AMERCO	187,979
5,811	American Airlines Group, Inc.	247,665
4,504	AMETEK, Inc.	257,629
9,026	Arconic, Inc.	246,681
9,870	Armstrong World Industries, Inc.(b)	461,423
6,527	Avis Budget Group, Inc.(b)	199,074
1,357	Boeing Co. (The)	250,814
5,023	BWX Technologies, Inc.	246,981
3,101	C.H. Robinson Worldwide, Inc.	225,443
2,242	Carlisle Cos., Inc.	227,316
2,609	Caterpillar, Inc.	266,796
8,296	Chicago Bridge & Iron Co. NV	249,544
1,913	Cintas Corp.	234,285
4,366	Clean Harbors, Inc.(b)	253,708
6,322	Colfax Corp.(b)	255,851
2,207	Copa Holdings SA, Class A (Panama)	256,939
7,842	Copart, Inc.(b)	242,318
15,789	Covanta Holding Corp.	229,730
3,285	Crane Co.	262,504
5,218	CSX Corp.	265,283

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
1,580	Cummins, Inc.	$238,485
2,198	Deere & Co.	245,319
5,239	Delta Air Lines, Inc.	238,060
5,349	Donaldson Co., Inc.	247,552
3,082	Dover Corp.	243,108
1,199	Dun & Bradstreet Corp. (The)	131,422
3,309	Eaton Corp. PLC	250,293
4,083	Emerson Electric Co.	246,123
925	Equifax, Inc.	125,162
4,310	Expeditors International of Washington, Inc.	241,748
8,687	Fastenal Co.	388,135
1,269	FedEx Corp.	240,729
5,221	Flowserve Corp.	265,592
4,562	Fluor Corp.	234,122
4,114	Fortive Corp.	260,252
3,100	Fortune Brands Home & Security, Inc.	197,594
1,266	General Dynamics Corp.	245,338
8,129	General Electric Co.	235,660
3,687	Genesee & Wyoming, Inc., Class A(b)	249,831
2,570	Graco, Inc.	277,175
5,954	HD Supply Holdings, Inc.(b)	239,946
3,523	HEICO Corp.	250,380
5,149	Herc Holdings, Inc.(b)	234,125
10,469	Hertz Global Holdings, Inc.(b)(c)	172,634
8,336	Hexcel Corp.	431,388
1,920	Honeywell International, Inc.	251,789
2,030	Hubbell, Inc.	229,654
1,157	Huntington Ingalls Industries, Inc.	232,430
2,626	IDEX Corp.	275,100
1,804	Illinois Tool Works, Inc.	249,114
5,552	Ingersoll-Rand PLC	492,740
6,095	ITT, Inc.	256,782
2,648	J.B. Hunt Transport Services, Inc.	237,420
4,395	Jacobs Engineering Group, Inc.	241,373
12,087	JetBlue Airways Corp.(b)	263,859
5,799	Johnson Controls International PLC	241,064
2,925	Kansas City Southern	263,455
4,280	KAR Auction Services, Inc.	186,694
17,209	KBR, Inc.	241,786
3,543	Kirby Corp.(b)	250,136
1,429	L3 Technologies, Inc.	245,459
2,879	Landstar System, Inc.	246,011
2,597	Lennox International, Inc.	429,518
2,815	Lincoln Electric Holdings, Inc.	250,619
896	Lockheed Martin Corp.	241,427
9,826	LSC Communications, Inc.	254,199
3,030	Macquarie Infrastructure Corp.	246,551
2,410	ManpowerGroup, Inc.	243,362
12,951	Masco Corp.	479,446
1,773	Middleby Corp. (The)(b)	241,358
2,396	MSC Industrial Direct Co., Inc., Class A	214,514
4,519	Nielsen Holdings PLC	185,866
1,957	Nordson Corp.	245,016
2,178	Norfolk Southern Corp.	255,893
1,004	Northrop Grumman Corp.	246,944
2,821	Old Dominion Freight Line, Inc.	249,715

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
2,432	Orbital ATK, Inc.	$240,768
3,526	Oshkosh Corp.	244,669
7,221	Owens Corning	439,398
3,561	PACCAR, Inc.	237,626
1,524	Parker-Hannifin Corp.	245,059
3,948	Pentair PLC (United Kingdom)	254,685
19,156	Pitney Bowes, Inc.	254,583
6,606	Quanta Services, Inc.(b)	234,117
1,570	Raytheon Co.	243,680
3,276	Regal Beloit Corp.	258,313
3,841	Republic Services, Inc.	241,945
4,941	Robert Half International, Inc.	227,533
1,561	Rockwell Automation, Inc.	245,623
3,634	Rockwell Collins, Inc.	378,263
6,685	Rollins, Inc.	259,579
1,160	Roper Technologies, Inc.	253,692
20,471	RR Donnelley & Sons Co.	257,320
3,307	Ryder System, Inc.	224,578
1,444	Snap-on, Inc.	241,913
4,596	Southwest Airlines Co.	258,387
4,206	Spirit AeroSystems Holdings, Inc., Class A	240,415
4,785	Spirit Airlines, Inc.(b)	274,037
1,834	Stanley Black & Decker, Inc.	249,699
2,935	Stericycle, Inc.(b)	250,473
8,046	Terex Corp.	281,449
5,131	Textron, Inc.	239,412
10,039	Timken Co. (The)	484,382
3,932	Toro Co. (The)	255,265
1,138	TransDigm Group, Inc.	280,779
3,326	TransUnion(b)	133,140
9,186	Trinity Industries, Inc.	247,103
2,319	Union Pacific Corp.	259,635
3,567	United Continental Holdings, Inc.(b)	250,439
2,282	United Parcel Service, Inc., Class B	245,224
1,993	United Rentals, Inc.(b)	218,552
2,152	United Technologies Corp.	256,066
13,299	USG Corp.(b)	402,960
2,928	Valmont Industries, Inc.	446,081
3,010	Verisk Analytics, Inc.(b)	249,258
1,000	W.W. Grainger, Inc.	192,700
1,605	WABCO Holdings, Inc.(b)	190,786
3,170	Wabtec Corp.	265,931
3,319	Waste Management, Inc.	241,557
3,032	Watsco, Inc.	420,842
12,513	Welbilt, Inc.(b)	256,517
3,528	WESCO International, Inc.(b)	215,032
4,924	Xylem, Inc.	253,143

		34,285,226

	Information Technology—13.8%
1,994	Accenture PLC, Class A	241,872
5,914	Activision Blizzard, Inc.	309,006
2,270	Adobe Systems, Inc.(b)	303,590
4,530	Akamai Technologies, Inc.(b)	276,058
517	Alliance Data Systems Corp.	129,059
369	Alphabet, Inc., Class C(b)	334,299
4,630	Amdocs Ltd.	283,541

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
4,071	Amphenol Corp., Class A	$294,374
3,537	Analog Devices, Inc.	269,519
2,708	ANSYS, Inc.(b)	298,313
2,045	Apple, Inc.	293,764
7,421	Applied Materials, Inc.	301,367
2,216	Arista Networks, Inc.(b)	309,442
10,818	ARRIS International PLC(b)	281,160
3,966	Arrow Electronics, Inc.(b)	279,603
9,850	Atlassian Corp. PLC, Class A (Australia)(b)	339,628
3,367	Autodesk, Inc.(b)	303,266
2,327	Automatic Data Processing, Inc.	243,148
6,504	Avnet, Inc.	251,640
7,570	Black Knight Financial Services, Inc., Class A(b)	313,398
6,579	Booz Allen Hamilton Holding Corp.	236,383
1,330	Broadcom Ltd.	293,677
1,840	Broadridge Financial Solutions, Inc.	128,690
23,116	Brocade Communications Systems, Inc.	290,568
9,041	CA, Inc.	296,816
9,090	Cadence Design Systems, Inc.(b)	296,061
4,426	CDK Global, Inc.	287,734
4,965	CDW Corp.	293,382
8,494	Cisco Systems, Inc.	289,391
3,455	Citrix Systems, Inc.(b)	279,648
3,597	Cognex Corp.	306,968
4,909	Cognizant Technology Solutions Corp., Class A(b)	295,669
18,693	CommerceHub, Inc., Series C(b)	297,592
7,123	CommScope Holding Co., Inc.(b)	299,451
15,058	Conduent, Inc.(b)	245,596
3,198	CoreLogic, Inc.(b)	136,682
10,549	Corning, Inc.	304,339
1,166	CoStar Group, Inc.(b)	280,878
10,822	Cree, Inc.(b)	236,785
9,847	CSRA, Inc.	286,351
20,575	Cypress Semiconductor Corp.	288,256
4,572	Dell Technologies, Inc., Class V(b)	306,827
5,633	Dolby Laboratories, Inc., Class A	297,028
2,518	DST Systems, Inc.	309,991
5,374	Dxc Technology Co.(b)	404,877
5,561	eBay, Inc.(b)	185,793
5,229	EchoStar Corp., Class A(b)	300,981
3,252	Electronic Arts, Inc.(b)	308,355
1,504	Euronet Worldwide, Inc.(b)	124,260
1,968	F5 Networks, Inc.(b)	254,128
2,064	Facebook, Inc., Class A(b)	310,116
1,568	Fidelity National Information Services, Inc.	132,010
23,668	FireEye, Inc.(b)(c)	296,087
8,337	First Data Corp., Class A(b)	130,224
15,504	First Solar, Inc.(b)(c)	458,143
1,077	Fiserv, Inc.(b)	128,314
34,594	Fitbit, Inc., Class A(b)(c)	197,878
789	FleetCor Technologies, Inc.(b)	111,359
6,629	FLIR Systems, Inc.	243,483
7,929	Fortinet, Inc.(b)	309,231
2,645	Gartner, Inc.(b)	301,768
9,905	Genpact Ltd.	241,880

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
1,587	Global Payments, Inc.	$129,753
7,872	GoDaddy, Inc., Class A(b)	306,378
5,190	Guidewire Software, Inc.(b)	319,133
2,589	Harris Corp.	289,683
12,651	Hewlett Packard Enterprise Co.	235,688
16,763	HP, Inc.	315,480
3,986	IAC/InterActiveCorp.(b)	330,878
8,176	Intel Corp.	295,562
1,647	International Business Machines Corp.	263,998
2,403	Intuit, Inc.	300,880
2,431	IPG Photonics Corp.(b)	307,084
10,029	Jabil Circuit, Inc.	291,042
1,341	Jack Henry & Associates, Inc.	129,970
10,360	Juniper Networks, Inc.	311,525
6,474	Keysight Technologies, Inc.(b)	242,322
3,027	KLA-Tencor Corp.	297,312
2,303	Lam Research Corp.	333,589
5,477	Leidos Holdings, Inc.	288,419
5,871	Manhattan Associates, Inc.(b)	274,117
18,134	Marvell Technology Group Ltd. (Bermuda)	272,373
1,124	Mastercard, Inc., Class A	130,744
18,052	Match Group, Inc.(b)(c)	336,309
6,389	Maxim Integrated Products, Inc.	282,074
3,965	Microchip Technology, Inc.	299,675
10,898	Micron Technology, Inc.(b)	301,548
4,443	Microsoft Corp.	304,168
3,442	Motorola Solutions, Inc.	295,909
7,489	National Instruments Corp.	261,441
6,603	NCR Corp.(b)	272,374
7,055	NetApp, Inc.	281,142
17,559	Nuance Communications, Inc.(b)	314,130
14,892	Nutanix, Inc., Class A(b)	226,209
2,696	NVIDIA Corp.	281,193
19,280	ON Semiconductor Corp.(b)	273,390
6,415	Oracle Corp.	288,418
2,578	Palo Alto Networks, Inc.(b)	279,481
16,186	Pandora Media, Inc.(b)(c)	175,618
3,914	Paychex, Inc.	232,022
2,906	PayPal Holdings, Inc.(b)	138,674
5,536	PTC, Inc.(b)	299,221
4,316	Qorvo, Inc.(b)	293,617
5,079	QUALCOMM, Inc.	272,945
3,487	Red Hat, Inc.(b)	307,135
13,785	Sabre Corp.	322,707
3,538	salesforce.com, inc.(b)	304,693
3,416	ServiceNow, Inc.(b)	322,744
2,989	Skyworks Solutions, Inc.	298,123
4,745	Splunk, Inc.(b)	305,151
7,544	Square, Inc., Class A(b)	137,603
8,087	SS&C Technologies Holdings, Inc.	297,116
71,250	SunPower Corp.(b)(c)	494,475
9,392	Symantec Corp.	297,069
4,046	Synopsys, Inc.(b)	298,190
6,029	Tableau Software, Inc., Class A(b)	323,637
9,476	Teradata Corp.(b)	276,510
9,443	Teradyne, Inc.	333,055

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,576	Texas Instruments, Inc.	$283,148
2,397	Total System Services, Inc.	137,372
7,706	Trimble, Inc.(b)	273,024
9,930	Twilio, Inc., Class A(b)(c)	328,186
19,324	Twitter, Inc.(b)	318,459
1,867	Tyler Technologies, Inc.(b)	305,422
1,508	Ultimate Software Group, Inc. (The)(b)	305,626
1,957	Vantiv, Inc., Class A(b)	121,412
15,371	VeriFone Systems, Inc.(b)	284,978
3,302	VeriSign, Inc.(b)	293,614
14,803	Versum Materials, Inc.	473,992
1,409	Visa, Inc., Class A	128,529
3,164	VMware, Inc., Class A(b)(c)	297,796
3,785	Western Digital Corp.	337,130
6,222	Western Union Co. (The)	123,569
1,219	WEX, Inc.(b)	123,680
3,540	Workday, Inc., Class A(b)	309,396
33,441	Xerox Corp.	240,441
4,903	Xilinx, Inc.	309,428
6,189	Yahoo!, Inc.(b)	298,372
8,799	Yelp, Inc., Class A(b)	311,573
2,770	Zebra Technologies Corp., Class A(b)	261,128
3,737	Zillow Group, Inc., Class C(b)	145,743
102,667	Zynga, Inc., Class A(b)	296,708

		38,682,119

	Materials—9.2%
16,580	Advansix, Inc.(b)	451,971
3,231	Air Products & Chemicals, Inc.	453,956
4,212	Albemarle Corp.	458,729
13,303	Alcoa Corp.	448,710
5,743	AptarGroup, Inc.	461,163
3,608	Ashland Global Holdings, Inc.	445,588
3,020	Avery Dennison Corp.	251,294
14,151	Axalta Coating Systems Ltd.(b)	443,917
5,963	Ball Corp.	458,495
9,019	Bemis Co., Inc.	405,224
9,161	Berry Global Group, Inc.(b)	458,050
7,607	Cabot Corp.	457,865
4,908	Celanese Corp., Series A	427,192
15,078	CF Industries Holdings, Inc.	403,186
6,607	Compass Minerals International, Inc.(c)	436,062
8,310	Crown Holdings, Inc.(b)	466,108
11,702	Domtar Corp.	463,984
6,943	Dow Chemical Co. (The)	436,020
5,501	E.I. du Pont de Nemours & Co.	438,705
4,523	Eagle Materials, Inc.	434,072
5,680	Eastman Chemical Co.	452,980
3,569	Ecolab, Inc.	460,722
7,197	FMC Corp.	527,036
34,539	Freeport-McMoRan, Inc.(b)	440,372
33,806	Graphic Packaging Holding Co.	459,085
19,298	Huntsman Corp.	478,011
3,283	International Flavors & Fragrances, Inc.	454,991
8,638	International Paper Co.	466,193
5,016	LyondellBasell Industries NV, Class A	425,156
2,072	Martin Marietta Materials, Inc.	456,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Materials (continued)
3,916	Monsanto Co.	$456,645
15,281	Mosaic Co. (The)	411,517
1,016	NewMarket Corp.	478,231
13,183	Newmont Mining Corp.	445,717
7,237	Nucor Corp.	443,845
21,898	Owens-Illinois, Inc.(b)	477,814
4,792	Packaging Corp. of America	473,354
35,114	Platform Specialty Products Corp.(b)	497,565
4,232	PPG Industries, Inc.	464,843
3,767	Praxair, Inc.	470,800
5,580	Reliance Steel & Aluminum Co.	439,816
6,597	Royal Gold, Inc.	466,276
8,144	RPM International, Inc.	428,049
4,802	Scotts Miracle-Gro Co. (The)	463,873
9,746	Sealed Air Corp.	429,019
1,424	Sherwin-Williams Co. (The)	476,584
7,361	Silgan Holdings, Inc.	446,224
8,255	Sonoco Products Co.	431,819
12,168	Southern Copper Corp. (Peru)	430,382
12,841	Steel Dynamics, Inc.	464,074
59,729	Tahoe Resources, Inc.	481,416
13,027	United States Steel Corp.	290,763
3,988	Valspar Corp. (The)	448,411
18,651	Valvoline, Inc.(c)	414,985
3,837	Vulcan Materials Co.	463,817
6,333	W.R. Grace & Co.	441,537
6,791	Westlake Chemical Corp.	422,740
8,373	WestRock Co.	448,458

		25,829,645

	Real Estate—3.8%
1,119	Alexandria Real Estate Equities, Inc. REIT	125,899
2,612	American Campus Communities, Inc. REIT	123,783
5,331	American Homes 4 Rent, Class A REIT	122,880
1,050	American Tower Corp. REIT	132,237
2,802	Apartment Investment & Management Co., Class A REIT	122,559
6,726	Apple Hospitality REIT, Inc. REIT	125,978
667	AvalonBay Communities, Inc. REIT	126,623
937	Boston Properties, Inc. REIT	118,624
7,706	Brandywine Realty Trust REIT	130,771
5,825	Brixmor Property Group, Inc. REIT	115,044
1,533	Camden Property Trust REIT	126,212
4,968	Care Capital Properties, Inc. REIT	133,490
3,585	CBRE Group, Inc., Class A(b)	128,379
9,692	Colony Northstar, Inc., Class A REIT	126,674
5,751	Columbia Property Trust, Inc. REIT	129,397
3,847	CoreCivic, Inc. REIT	132,529
3,706	Corporate Office Properties Trust REIT	121,334
1,347	Crown Castle International Corp. REIT	127,426
4,694	CubeSmart REIT	118,946
2,463	CyrusOne, Inc. REIT	134,578
2,635	DCT Industrial Trust, Inc. REIT	133,226
9,853	DDR Corp. REIT	106,511
1,194	Digital Realty Trust, Inc. REIT	137,119
3,251	Douglas Emmett, Inc. REIT	122,465
4,820	Duke Realty Corp. REIT	133,659

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
6,011	Empire State Realty Trust, Inc., Class A REIT	$125,029
1,712	EPR Properties REIT	124,480
324	Equinix, Inc. REIT	135,335
3,992	Equity Commonwealth REIT(b)	127,704
1,584	Equity LifeStyle Properties, Inc. REIT	128,161
1,985	Equity Residential REIT	128,191
530	Essex Property Trust, Inc. REIT	129,569
1,656	Extra Space Storage, Inc. REIT	125,078
931	Federal Realty Investment Trust REIT	121,859
5,776	Forest City Realty Trust, Inc., Class A REIT	130,538
3,918	Gaming and Leisure Properties, Inc. REIT	136,346
5,449	GGP, Inc. REIT	117,753
4,100	HCP, Inc. REIT	128,535
4,048	Healthcare Trust of America, Inc., Class A REIT	129,091
2,526	Highwoods Properties, Inc. REIT	128,523
4,018	Hospitality Properties Trust REIT	127,893
6,954	Host Hotels & Resorts, Inc. REIT	124,824
1,085	Howard Hughes Corp. (The)(b)	133,574
5,827	Invitation Homes, Inc. REIT(b)	125,572
3,574	Iron Mountain, Inc. REIT	124,232
1,160	Jones Lang LaSalle, Inc.	133,238
1,717	Kilroy Realty Corp. REIT	121,100
5,571	Kimco Realty Corp. REIT	113,036
1,631	Lamar Advertising Co., Class A REIT	117,546
3,250	Liberty Property Trust REIT	131,852
1,490	Life Storage, Inc. REIT	116,801
1,973	Macerich Co. (The) REIT	123,174
1,228	Mid-America Apartment Communities, Inc. REIT	121,830
2,852	National Retail Properties, Inc. REIT	120,411
3,908	OMEGA Healthcare Investors, Inc. REIT	128,964
4,733	Outfront Media, Inc. REIT	123,815
7,731	Paramount Group, Inc. REIT	126,788
4,773	Park Hotels & Resorts, Inc. REIT	122,523
5,830	Piedmont Office Realty Trust, Inc., Class A REIT	127,385
2,460	Prologis, Inc. REIT	133,849
554	Public Storage REIT	115,997
6,861	Quality Care Properties, Inc. REIT(b)	119,038
4,508	Rayonier, Inc. REIT	127,216
4,324	Realogy Holdings Corp.	132,098
2,102	Realty Income Corp. REIT	122,652
1,860	Regency Centers Corp. REIT	117,515
8,701	Retail Properties of America, Inc., Class A REIT	116,071
1,057	SBA Communications Corp. REIT(b)	133,700
6,250	Senior Housing Properties Trust REIT	134,500
748	Simon Property Group, Inc. REIT	123,614
1,164	SL Green Realty Corp. REIT	122,139
12,356	Spirit Realty Capital, Inc. REIT	116,394
5,338	STORE Capital Corp. REIT	128,059
1,544	Sun Communities, Inc. REIT	129,094
3,887	Tanger Factory Outlet Centers, Inc. REIT	121,236
1,929	Taubman Centers, Inc. REIT	120,659
3,441	UDR, Inc. REIT	128,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares Russell 1000 Equal Weight Portfolio (EQAL) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
4,887	Uniti Group, Inc. REIT	$134,197
1,983	Ventas, Inc. REIT	126,932
14,674	VEREIT, Inc. REIT	122,821
1,224	Vornado Realty Trust REIT	117,798
3,724	Weingarten Realty Investors REIT	122,035
1,800	Welltower, Inc. REIT	128,592
3,743	Weyerhaeuser Co. REIT	126,775
2,028	WP Carey, Inc. REIT	126,953

		10,685,514

	Telecommunication Services—2.3%
14,683	AT&T, Inc.	581,887
27,568	CenturyLink, Inc.	707,671
321,896	Frontier Communications Corp.(c)	605,165
11,143	Level 3 Communications, Inc.(b)	677,049
72,290	Sprint Corp.(b)	652,779
24,742	Telephone & Data Systems, Inc.	679,415
9,905	T-Mobile US, Inc.(b)	666,309
17,060	United States Cellular Corp.(b)	668,411
12,596	Verizon Communications, Inc.	578,282
18,464	Zayo Group Holdings, Inc.(b)	647,532

		6,464,500

	Utilities—8.8%
54,701	AES Corp. (The)	618,668
15,353	Alliant Energy Corp.	603,680
10,911	Ameren Corp.	596,722
9,273	American Electric Power Co., Inc.	628,988
8,170	American Water Works Co., Inc.	651,639
19,730	Aqua America, Inc.	652,866
7,633	Atmos Energy Corp.	618,426
14,549	Avangrid, Inc.	632,881
56,998	Calpine Corp.(b)	581,380
22,037	CenterPoint Energy, Inc.	628,716
13,865	CMS Energy Corp.	629,471
8,025	Consolidated Edison, Inc.	636,222
7,990	Dominion Resources, Inc.	618,666
6,152	DTE Energy Co.	643,438
7,563	Duke Energy Corp.	623,947
7,629	Edison International	610,091
8,161	Entergy Corp.	622,358
10,250	Eversource Energy	608,850
17,394	Exelon Corp.	602,354
19,602	FirstEnergy Corp.	586,884
21,668	Great Plains Energy, Inc.	641,156
18,662	Hawaiian Electric Industries, Inc.	625,550
23,074	MDU Resources Group, Inc.	620,691
10,106	National Fuel Gas Co.	559,670
4,736	NextEra Energy, Inc.	632,540
25,751	NiSource, Inc.	624,462
34,432	NRG Energy, Inc.	581,901
17,588	OGE Energy Corp.	611,711
9,262	PG&E Corp.	621,017
7,480	Pinnacle West Capital Corp.	636,473
16,248	PPL Corp.	619,211
13,867	Public Service Enterprise Group, Inc.	610,841
9,369	SCANA Corp.	621,258

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
5,604	Sempra Energy	$633,364
12,411	Southern Co. (The)	618,068
12,514	UGI Corp.	627,702
10,773	Vectren Corp.	640,132
10,306	WEC Energy Group, Inc.	623,719
11,205	Westar Energy, Inc.	582,996
13,717	Xcel Energy, Inc.	617,951

		24,746,660

	Total Common Stocks and Other Equity Interests (Cost $268,226,067)	280,216,964

	Money Market Fund—0.1%
107,709	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(e) (Cost $107,709)	107,709

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $268,333,776)—100.0%	280,324,673

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.2%
6,278,625	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(e)(f) (Cost $6,278,625)	6,278,625

	Total Investments (Cost $274,612,401)—102.2%	286,603,298
	Other assets less liabilities—(2.2)%	(6,151,084)

	Net Assets—100.0%	$280,452,214

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

Statements of Assets and Liabilities

April 30, 2017

(Unaudited)

	PowerShares Contrarian Opportunities Portfolio (CNTR)	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
Assets:
Unaffiliated investments, at value(a)	$3,058,665	$800,124,645	$287,936,697	$283,460,761
Affiliated investments, at value	333	—	54,515,051	16,777,122

Total investments, at value	3,058,998	800,124,645	342,451,748	300,237,883
Receivables:
Dividends	610	966,878	648,955	895,197
Investments sold	—	7,134,912	—	3,523,814
Securities lending	—	—	39,749	—
Shares sold	—	—	—	1,935,240

Total Assets	3,059,608	808,226,435	343,140,452	306,592,134

Liabilities:
Due to custodian	—	362,497	2,050,125	1,730,385
Payables:
Shares repurchased	—	7,137,769	—	—
Investments purchased	—	—	—	5,924,916
Collateral upon return of securities loaned	—	—	49,655,140	—
Accrued unitary management fees	863	229,401	80,862	83,968

Total Liabilities	863	7,729,667	51,786,127	7,739,269

Net Assets	$3,058,745	$800,496,768	$291,354,325	$298,852,865

Net Assets Consist of:
Shares of beneficial interest	$2,932,521	$714,981,611	$319,632,951	$290,475,833
Undistributed net investment income	1,914	1,450,513	(385,133)	(1,264,733)
Undistributed net realized gain (loss)	16,746	115,603,605	(56,112,276)	1,883,178
Net unrealized appreciation (depreciation)	107,564	(31,538,961)	28,218,783	7,758,587

Net Assets	$3,058,745	$800,496,768	$291,354,325	$298,852,865

Shares outstanding (unlimited amount authorized, $0.01 par value)	100,001	17,000,000	11,850,000	7,900,000
Net asset value	$30.59	$47.09	$24.59	$37.83

Market price	$30.59	$47.08	$24.58	$37.87

Unaffiliated investments, at cost	$2,951,101	$831,663,606	$259,875,720	$275,483,291

Affiliated investments, at cost	$333	$—	$54,357,245	$16,996,005

Total investments, at cost	$2,951,434	$831,663,606	$314,232,965	$292,479,296

(a) Includes securities on loan with an aggregate value of:	$—	$—	$47,922,233	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)	PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

$102,758,752	$159,327,579	$280,080,395
11,589	23,589	6,522,903

102,770,341	159,351,168	286,603,298

—	44,041	160,118
—	—	—
—	—	11,277
—	—	1,416,425

102,770,341	159,395,209	288,191,118

—	—	25

—	—	—
—	—	1,415,329
—	—	6,278,625
29,283	45,393	44,925

29,283	45,393	7,738,904

$102,741,058	$159,349,816	$280,452,214

$92,638,222	$126,601,930	$274,074,342
222,954	308,595	421,759
2,024,671	40,789,644	(6,034,784)
7,855,211	(8,350,353)	11,990,897

$102,741,058	$159,349,816	$280,452,214

1,800,000	3,000,000	9,900,001
$57.08	$53.12	$28.33

$57.11	$53.11	$28.35

$94,903,541	$167,677,932	$268,093,148

$11,589	$23,589	$6,519,253

$94,915,130	$167,701,521	$274,612,401

$—	$—	$5,974,542

23

Statements of Operations

For the six months ended April 30, 2017

(Unaudited)

	PowerShares Contrarian Opportunities Portfolio (CNTR)	PowerShares KBW Bank Portfolio (KBWB)	PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
Investment Income:
Unaffiliated dividend income	$19,586	$7,086,317	$10,786,548	$7,217,454
Affiliated dividend income	14	508	24,910	277,775
Securities lending income	—	—	130,795	—
Foreign withholding tax	(18)	—	—	—

Total Income	19,582	7,086,825	10,942,253	7,495,229

Expenses:
Unitary management fees	5,768	1,324,673	444,351	416,558

Less: Waivers	(12)	(262)	(215)	(440)

Net Expenses	5,756	1,324,411	444,136	416,118

Net Investment Income	13,826	5,762,414	10,498,117	7,079,111

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(82,661)	(1,054,224)	(7,072,047)	(5,178,655)
In-kind redemptions	426,187	119,299,490	13,158,857	17,691,201

Net realized gain	343,526	118,245,266	6,086,810	12,512,546

Net change in unrealized appreciation (depreciation) on investment securities	168,315	(20,926,259)	27,291,296	11,278,805

Net realized and unrealized gain	511,841	97,319,007	33,378,106	23,791,351

Net increase in net assets resulting from operations	$525,667	$103,081,421	$43,876,223	$30,870,462

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	PowerShares KBW Regional Banking Portfolio (KBWR)	PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

$1,201,481	$2,200,292	$1,591,637
79	177	1,532
—	—	44,715
—	(4,309)	(4,997)

1,201,560	2,196,160	1,632,887

151,480	369,670	198,664

(43)	(90)	(94)

151,437	369,580	198,570

1,050,123	1,826,580	1,434,317

(60,387)	(528,238)	(1,691,710)
2,579,359	43,056,967	2,156,466

2,518,972	42,528,729	464,756

6,525,810	(18,541,918)	17,189,514

9,044,782	23,986,811	17,654,270

$10,094,905	$25,813,391	$19,088,587

25

Statements of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares Contrarian Opportunities Portfolio (CNTR)		PowerShares KBW Bank Portfolio (KBWB)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$13,826	$13,429	$5,762,414	$7,791,054
Net realized gain (loss)	343,526	(65,247)	118,245,266	(12,624,177)
Net change in unrealized appreciation (depreciation)	168,315	25,231	(20,926,259)	10,087,560

Net increase (decrease) in net assets resulting from operations	525,667	(26,587)	103,081,421	5,254,437

Distributions to Shareholders from:
Net investment income	(17,231)	(11,962)	(5,240,940)	(8,225,075)
Net realized gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions to shareholders	(17,231)	(11,962)	(5,240,940)	(8,225,075)

Shareholder Transactions:
Proceeds from shares sold	2,992,395	1,320,326	1,127,765,925	792,589,249
Value of shares repurchased	(3,013,984)	(1,239,458)	(855,243,256)	(919,116,603)

Net increase (decrease) in net assets resulting from shares transactions	(21,589)	80,868	272,522,669	(126,527,354)

Increase (Decrease) in Net Assets	486,847	42,319	370,363,150	(129,497,992)

Net Assets:
Beginning of period	2,571,898	2,529,579	430,133,618	559,631,610

End of period	$3,058,745	$2,571,898	$800,496,768	$430,133,618

Undistributed net investment income at end of period	$1,914	$5,319	$1,450,513	$929,039

Changes in Shares Outstanding:
Shares sold	100,000	50,000	24,000,000	22,400,000
Shares repurchased	(100,000)	(50,000)	(18,200,000)	(26,150,000)
Shares outstanding, beginning of period	100,001	100,001	11,200,000	14,950,000

Shares outstanding, end of period	100,001	100,001	17,000,000	11,200,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)		PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)		PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)
April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$10,498,117	$15,845,554	$7,079,111	$6,420,290	$1,050,123	$1,721,055
6,086,810	(35,525,957)	12,512,546	1,367,377	2,518,972	3,869,718
27,291,296	19,019,996	11,278,805	2,720,795	6,525,810	(1,722,440)

43,876,223	(660,407)	30,870,462	10,508,462	10,094,905	3,868,333

(10,883,250)	(18,056,090)	(8,343,844)	(10,877,502)	(1,025,748)	(1,590,127)
—	—	—	—	—	(84,880)
—	(1,310,772)	—	—	—	—

(10,883,250)	(19,366,862)	(8,343,844)	(10,877,502)	(1,025,748)	(1,675,007)

109,032,036	98,967,320	152,293,700	201,750,993	47,115,048	53,368,691
(72,049,810)	(135,253,331)	(64,392,752)	(123,235,903)	(16,452,753)	(79,380,432)

36,982,226	(36,286,011)	87,900,948	78,515,090	30,662,295	(26,011,741)

69,975,199	(56,313,280)	110,427,566	78,146,050	39,731,452	(23,818,415)

221,379,126	277,692,406	188,425,299	110,279,249	63,009,606	86,828,021

$291,354,325	$221,379,126	$298,852,865	$188,425,299	$102,741,058	$63,009,606

$(385,133)	$—	$(1,264,733)	$—	$222,954	$198,579

4,700,000	4,550,000	4,100,000	5,800,000	850,000	1,100,000
(3,150,000)	(6,650,000)	(1,750,000)	(3,750,000)	(300,000)	(1,650,000)
10,300,000	12,400,000	5,550,000	3,500,000	1,250,000	1,800,000

11,850,000	10,300,000	7,900,000	5,550,000	1,800,000	1,250,000

27

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares KBW Regional Banking Portfolio (KBWR)		PowerShares Russell 1000 Equal Weight Portfolio (EQAL)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$1,826,580	$2,001,469	$1,434,317	$1,613,776
Net realized gain (loss)	42,528,729	(592,347)	464,756	(2,034,858)
Net change in unrealized appreciation (depreciation)	(18,541,918)	9,554,208	17,189,514	4,409,245

Net increase in net assets resulting from operations	25,813,391	10,963,330	19,088,587	3,988,163

Distributions to Shareholders from:
Net investment income	(1,776,573)	(1,882,396)	(1,264,226)	(1,669,387)

Shareholder Transactions:
Proceeds from shares sold	282,285,253	88,644,290	159,519,255	98,849,289
Value of shares repurchased	(283,654,246)	(14,038,950)	(12,375,094)	(134,768,145)

Net increase (decrease) in net assets resulting from shares transactions	(1,368,993)	74,605,340	147,144,161	(35,918,856)

Increase (Decrease) in Net Assets	22,667,825	83,686,274	164,968,522	(33,600,080)

Net Assets:
Beginning of period	136,681,991	52,995,717	115,483,692	149,083,772

End of period	$159,349,816	$136,681,991	$280,452,214	$115,483,692

Undistributed net investment income at end of period	$308,595	$258,588	$421,759	$251,668

Changes in Shares Outstanding:
Shares sold	5,150,000	2,200,000	5,800,000	3,900,000
Shares repurchased	(5,250,000)	(350,000)	(450,000)	(5,450,000)
Shares outstanding, beginning of period	3,100,000	1,250,000	4,550,001	6,100,001

Shares outstanding, end of period	3,000,000	3,100,000	9,900,001	4,550,001

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

Financial Highlights

PowerShares Contrarian Opportunities Portfolio (CNTR)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,		For the Period January 13, 2014(a) Through October 31, 2014
			2016	2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.72		$25.30	$26.31	$24.70
Net investment income(b)	0.12		0.16	0.30	0.33
Net realized and unrealized gain (loss) on investments	4.87		0.38	(0.96)	1.53
Total from investment operations	4.99		0.54	(0.66)	1.86
Distributions to shareholders from:
Net investment income	(0.12)		(0.12)	(0.32)	(0.25)
Net realized gains	—		—	(0.03)	—
Total distributions	(0.12)		(0.12)	(0.35)	(0.25)
Net asset value at end of period	$30.59		$25.72	$25.30	$26.31
Market price at end of period(c)	$30.59		$25.72	$25.31	$26.30
Net Asset Value Total Return(d)	19.40%		2.16%	(2.59)%	7.56	%(e)
Market Price Total Return(d)	19.40%		2.12%	(2.52)%	7.52	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,059		$2,572	$2,530	$3,946
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35%	0.44%	0.50	%(f)
Net investment income	0.84	%(f)	0.66%	1.15%	1.61	%(f)
Portfolio turnover rate(g)	34%		76%	128%	2%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 15, 2014, the first day of trading on the exchange) to October 31, 2014 was 6.06%. The market price total return from Fund Inception to October 31, 2014 was 6.02%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the fiscal year ended October 31, 2015, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

PowerShares KBW Bank Portfolio (KBWB)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				For the Period November 1, 2011(a) through October 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$38.40		$37.43	$37.12	$33.00	$25.44	$20.68
Net investment income(b)	0.36		0.68	0.66	0.55	0.45	0.43
Net realized and unrealized gain on investments	8.66		0.98	0.22	4.11	7.52	4.84
Total from investment operations	9.02		1.66	0.88	4.66	7.97	5.27
Distributions to shareholders from:
Net investment income	(0.33)		(0.69)	(0.55)	(0.54)	(0.41)	(0.50)
Net realized gains	—		—	(0.02)	—	—	—
Return of capital	—		—	—	—	—	(0.01)
Total distributions	(0.33)		(0.69)	(0.57)	(0.54)	(0.41)	(0.51)
Net asset value at end of period	$47.09		$38.40	$37.43	$37.12	$33.00	$25.44
Market price at end of period(c)	$47.08		$38.44	$37.49	$37.13	$33.03	$25.46
Net Asset Value Total Return(d)	23.47%		4.61%	2.35%	14.16%	31.51%	25.97%
Market Price Total Return(d)	23.32%		4.55%	2.49%	14.09%	31.52%	26.07%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$800,497		$430,134	$559,632	$289,536	$150,169	$164,072
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.27	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35	%(e)
Net investment income, after Waivers	1.52	%(e)	1.92%	1.74%	1.55%	1.51%	1.84	%(e)
Portfolio turnover rate(f)	5%		12%	17%	5%	8%	4%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

Financial Highlights (continued)

PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014		2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$21.49		$22.39	$25.81	$25.20		$23.91	$22.37
Net investment income(a)	0.96		1.57	1.75	2.04	(b)	1.90	2.01
Net realized and unrealized gain (loss) on investments	3.14		(0.53)	(3.22)	0.62		1.37	1.88
Total from investment operations	4.10		1.04	(1.47)	2.66		3.27	3.89
Distributions to shareholders from:
Net investment income	(1.00)		(1.81)	(1.87)	(2.05)		(1.98)	(2.35)
Return of capital	—		(0.13)	(0.08)	—		—	—
Total distributions	(1.00)		(1.94)	(1.95)	(2.05)		(1.98)	(2.35)
Net asset value at end of period	$24.59		$21.49	$22.39	$25.81		$25.20	$23.91
Market price at end of period(c)	$24.58		$21.51	$22.39	$25.82		$25.24	$23.86
Net Asset Value Total Return(d)	19.40%		5.46%	(6.08)%	11.05%		14.21%	18.32%
Market Price Total Return(d)	19.24%		5.56%	(6.12)%	10.91%		14.62%	17.75%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$291,354		$221,379	$277,692	$272,257		$234,348	$170,976
Ratio to average net assets of:
Expenses(e)	0.35	%(f)	0.35%	0.35%	0.35%		0.37%	0.35%
Net investment income	8.27	%(f)	7.45%	7.15%	8.00	%(b)	7.64%	8.56%
Portfolio turnover rate(g)	43%		113%	49%	30%		37%	19%

(a)	Based on average shares outstanding.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a significant dividend during the year. Net investment income per share and the ratio of net investment income to average net excluding the significant dividend are $1.90 and 7.47%, respectively.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$33.95		$31.51	$33.83	$31.32	$27.13	$23.37
Net investment income(a)	1.09		1.40	1.19	1.07	0.89	0.91
Net realized and unrealized gain (loss) on investments	4.08		3.36	(1.80)	3.01	4.76	4.22
Total from investment operations	5.17		4.76	(0.61)	4.08	5.65	5.13
Distributions to shareholders from:
Net investment income	(1.29)		(2.32)	(1.71)	(1.57)	(1.46)	(1.11)
Return of capital	—		—	—	—	—	(0.26)
Total distributions	(1.29)		(2.32)	(1.71)	(1.57)	(1.46)	(1.37)
Net asset value at end of period	$37.83		$33.95	$31.51	$33.83	$31.32	$27.13
Market price at end of period(b)	$37.87		$33.95	$31.52	$33.82	$31.38	$27.11
Net Asset Value Total Return(c)	15.39%		15.68%	(1.94)%	13.51%	21.11%	22.54%
Market Price Total Return(c)	15.50%		15.64%	(1.88)%	13.27%	21.42%	22.30%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$298,853		$188,425	$110,279	$98,103	$68,908	$25,769
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income	5.95	%(d)	4.18%	3.58%	3.39%	2.85%	3.58%
Portfolio turnover rate(e)	45%		87%	25%	27%	21%	40%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$50.41		$48.24	$41.27	$38.07	$30.25	$24.83
Net investment income(a)	0.67		1.08	0.75	0.88	0.59	0.53
Net realized and unrealized gain on investments	6.65		2.06	7.10	3.29	8.09	5.41
Total from investment operations	7.32		3.14	7.85	4.17	8.68	5.94
Distributions to shareholders from:
Net investment income	(0.65)		(0.93)	(0.78)	(0.92)	(0.86)	(0.52)
Net realized gains	—		(0.04)	(0.10)	(0.05)	—	—
Total distributions	(0.65)		(0.97)	(0.88)	(0.97)	(0.86)	(0.52)
Net asset value at end of period	$57.08		$50.41	$48.24	$41.27	$38.07	$30.25
Market price at end of period(b)	$57.11		$50.44	$48.36	$41.27	$38.09	$30.24
Net Asset Value Total Return(c)	14.57%		6.63%	19.31%	11.17%	29.33%	24.21%
Market Price Total Return(c)	14.56%		6.43%	19.60%	11.12%	29.44%	24.12%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$102,741		$63,010	$86,828	$10,319	$20,937	$3,025
Ratio to average net assets of:
Expenses	0.35	%(d)	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income	2.43	%(d)	2.23%	1.69%	2.30%	1.69%	1.94%
Portfolio turnover rate(e)	8%		20%	35%	4%	12%	2%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares KBW Regional Banking Portfolio (KBWR)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				For the Period November 1, 2011(a) Through October 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$44.09		$42.40	$39.21	$36.92	$27.67	$23.85
Net investment income(b)	0.47		0.87	0.80	0.68	0.66	0.63
Net realized and unrealized gain on investments	8.96		1.63	3.17	2.28	9.12	3.94
Total from investment operations	9.43		2.50	3.97	2.96	9.78	4.57
Distributions to shareholders from:
Net investment income	(0.40)		(0.81)	(0.78)	(0.67)	(0.53)	(0.75)
Net asset value at end of period	$53.12		$44.09	$42.40	$39.21	$36.92	$27.67
Market price at end of period(c)	$53.11		$44.15	$42.42	$39.21	$36.96	$27.67
Net Asset Value Total Return(d)	21.37%		6.05%	10.24%	8.03%	35.80%	19.20%
Market Price Total Return(d)	21.18%		6.14%	10.29%	7.91%	35.94%	19.20%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$159,350		$136,682	$52,996	$35,292	$33,225	$17,987
Ratio to average net assets of:
Expenses, after Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.11	%(e)
Expenses, prior to Waivers	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35	%(e)
Net investment income, after Waivers	1.73	%(e)	2.11%	1.97%	1.80%	2.05%	2.44	%(e)
Portfolio turnover rate(f)	11%		23%	25%	13%	7%	3%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

Financial Highlights (continued)

PowerShares Russell 1000 Equal Weight Portfolio (EQAL)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	For the Period December 22, 2014(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$25.38		$24.44	$25.05
Net investment income(b)	0.20		0.41	0.32
Net realized and unrealized gain (loss) on investments	2.94		0.95	(0.71)
Total from investment operations	3.14		1.36	(0.39)
Distributions to shareholders from:
Net investment income	(0.19)		(0.42)	(0.22)
Net asset value at end of period	$28.33		$25.38	$24.44
Market price at end of period(c)	$28.35		$25.41	$24.48
Net Asset Value Total Return(d)	12.42%		5.67%	(1.58	)%(e)
Market Price Total Return(d)	12.37%		5.62%	(1.42	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$280,452		$115,484	$149,084
Ratio to average net assets of:
Expenses	0.20	%(f)	0.20%	0.20	%(f)
Net investment income	1.44	%(f)	1.70%	1.49	%(f)
Portfolio turnover rate(g)	15%		31%	24%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 23, 2014, the first day of trading on the exchange) to October 31, 2015 was (2.01)%. The market price total return from Fund Inception to October 31, 2015 was (1.93)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust offered seventy-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares Contrarian Opportunities Portfolio (CNTR)	“Contrarian Opportunities Portfolio”
PowerShares KBW Bank Portfolio (KBWB)	“KBW Bank Portfolio”
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)	“KBW High Dividend Yield Financial Portfolio”
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)	“KBW Premium Yield Equity REIT Portfolio”
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)	“KBW Property & Casualty Insurance Portfolio”
PowerShares KBW Regional Banking Portfolio (KBWR)	“KBW Regional Banking Portfolio”
PowerShares Russell 1000 Equal Weight Portfolio (EQAL)	“Russell 1000 Equal Weight Portfolio”

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on The NASDAQ Stock Market LLC, except for Shares of Contrarian Opportunities Portfolio and Russell 1000 Equal Weight Portfolio which are listed and traded on NYSE Arca, Inc. Prior to December 7, 2016, Shares of KBW Bank Portfolio, KBW High Dividend Yield Financial Portfolio, KBW Premium Yield Equity REIT Portfolio, KBW Property & Casualty Insurance Portfolio and KBW Regional Banking Portfolio were listed and traded on NYSE Arca, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Contrarian Opportunities Portfolio	Dow Jones U.S. Contrarian Opportunities Index
KBW Bank Portfolio	KBW Nasdaq Bank Index
KBW High Dividend Yield Financial Portfolio	KBW Nasdaq Financial Sector Dividend Yield Index
KBW Premium Yield Equity REIT Portfolio	KBW Nasdaq Premium Yield Equity REIT Index
KBW Property & Casualty Insurance Portfolio	KBW Nasdaq Property & Casualty Index
KBW Regional Banking Portfolio	KBW Nasdaq Regional Banking Index
Russell 1000 Equal Weight Portfolio	Russell 1000® Equal Weight Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter

33

market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

34

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each of KBW Bank Portfolio, KBW Property & Casualty Insurance Portfolio and KBW Regional Banking Portfolio is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Portfolio Turnover Risk. Contrarian Opportunities Portfolio and KBW High Dividend Yield Financial Portfolio may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

High Dividend Paying Securities Risk. KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio invest in securities that pay high dividends. As a group, these securities can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in an Underlying Index and the capital resources available for such companies’ dividend payments may affect a Fund.

Small- and Mid-Capitalization Company Risk. For KBW High Dividend Yield Financial Portfolio, KBW Premium Yield Equity REIT Portfolio and Russell 1000 Equal Weight Portfolio, investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

REIT Risk. For KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio, although the Funds will not invest in real estate directly, the REITs in which the Funds invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be

35

recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. KBW High Dividend Yield Financial Portfolio and KBW Premium Yield Equity REIT Portfolio each declares and pays dividends from net investment

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income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Foreign Currency Translations

Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statements of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

The Funds may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which each Fund invests.

J. Securities Lending

During the six-month period ended April 30, 2017, KBW High Dividend Yield Financial Portfolio and Russell 1000 Equal Weight Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund (except for Russell 1000 Equal Weight Portfolio) has agreed to pay the Adviser an annual unitary management fee of 0.35% of each Fund’s average daily net assets. The Russell 1000 Equal Weight Portfolio has agreed to pay the Adviser an annual unitary management fee of 0.20% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

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Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2017, the Adviser waived fees for each Fund in the following amounts:

Contrarian Opportunities Portfolio	$12
KBW Bank Portfolio	262
KBW High Dividend Yield Financial Portfolio	215
KBW Premium Yield Equity REIT Portfolio	440
KBW Property & Casualty Insurance Portfolio	43
KBW Regional Banking Portfolio	90
Russell 1000 Equal Weight Portfolio	94

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
Contrarian Opportunities Portfolio	S&P Dow Jones Indices LLC
KBW Bank Portfolio	Keefe, Bruyette & Woods, Inc.
KBW High Dividend Yield Financial Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Premium Yield Equity REIT Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Property & Casualty Insurance Portfolio	Keefe, Bruyette & Woods, Inc.
KBW Regional Banking Portfolio	Keefe, Bruyette & Woods, Inc.
Russell 1000 Equal Weight Portfolio	Frank Russell Company

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates for the six-month period ended April 30, 2017.

KBW High Dividend Yield Financial Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2017	Dividend Income
Invesco Ltd.	$—	$3,282,616	$(120,310)	$157,806	$3,666	$3,323,778	$24,355

Russell 1000 Equal Weight Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2017	Dividend Income
Invesco Ltd.	$49,270	$80,256	$(5,797)	$12,124	$716	$136,569	$1,341

The 1940 Act defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund listed below has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows KBW Premium Yield Equity REIT Portfolio’s transactions in, and earnings from, its investment in affiliates for the six-month period ended April 30, 2017.

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KBW Premium Yield Equity REIT Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2017	Dividend Income
Global Medical REIT, Inc.	$—	$17,610,838	$(2,221,387)	$(218,883)	$(329,437)	$14,841,131	$276,536

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2016, as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
Contrarian Opportunities Portfolio	$195,525	$130,904	$326,429
KBW Bank Portfolio	496,085	1,003,947	1,500,032
KBW High Dividend Yield Financial Portfolio	20,107,278	36,540,068	56,647,346
KBW Premium Yield Equity REIT Portfolio	3,033,026	4,716,277	7,749,303
KBW Property & Casualty Insurance Portfolio	193,858	1,449	195,307
KBW Regional Banking Portfolio	431,635	274,634	706,269
Russell 1000 Equal Weight Portfolio	2,492,599	2,036,307	4,528,906

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

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Note 7. Investment Transactions

For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
Contrarian Opportunities Portfolio	$1,140,313	$1,769,941
KBW Bank Portfolio	38,159,091	32,490,385
KBW High Dividend Yield Financial Portfolio	130,555,555	111,308,096
KBW Premium Yield Equity REIT Portfolio	110,665,083	108,597,617
KBW Property & Casualty Insurance Portfolio	6,948,553	8,253,644
KBW Regional Banking Portfolio	21,480,237	21,928,854
Russell 1000 Equal Weight Portfolio	29,438,074	29,564,955

For the six-month period ended April 30, 2017, in-kind transactions associated with creation and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Contrarian Opportunities Portfolio	$2,986,640	$2,380,946
KBW Bank Portfolio	1,123,092,796	855,874,845
KBW High Dividend Yield Financial Portfolio	89,419,450	70,006,617
KBW Premium Yield Equity REIT Portfolio	149,752,608	64,191,515
KBW Property & Casualty Insurance Portfolio	47,075,742	15,075,236
KBW Regional Banking Portfolio	281,739,584	282,636,248
Russell 1000 Equal Weight Portfolio	159,754,182	12,388,632

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
Contrarian Opportunities Portfolio	$255,795	$(148,582)	$107,213	$2,951,785
KBW Bank Portfolio	2,567,842	(35,248,432)	(32,680,590)	832,805,235
KBW High Dividend Yield Financial Portfolio	31,003,062	(8,336,019)	22,667,043	319,784,705
KBW Premium Yield Equity REIT Portfolio	16,071,960	(11,193,438)	4,878,522	295,359,361
KBW Property & Casualty Insurance Portfolio	10,285,621	(2,729,404)	7,556,217	95,214,124
KBW Regional Banking Portfolio	845,029	(10,228,198)	(9,383,169)	168,734,337
Russell 1000 Equal Weight Portfolio	20,919,218	(10,898,955)	10,020,263	276,583,035

Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

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Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

In addition to the fees and expenses which the PowerShares KBW High Dividend Yield Financial Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Contrarian Opportunities Portfolio (CNTR)
Actual	$1,000.00	$1,194.00	0.35%	$1.90
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Bank Portfolio (KBWB)
Actual	1,000.00	1,234.70	0.35	1.94
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW High Dividend Yield Financial Portfolio (KBWD)
Actual	1,000.00	1,194.00	0.35	1.90
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Premium Yield Equity REIT Portfolio (KBWY)
Actual	1,000.00	1,153.90	0.35	1.87
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares KBW Property & Casualty Insurance Portfolio (KBWP)
Actual	$1,000.00	$1,145.70	0.35%	$1.86
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares KBW Regional Banking Portfolio (KBWR)
Actual	1,000.00	1,213.70	0.35	1.92
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares Russell 1000 Equal Weight Portfolio (EQAL)
Actual	1,000.00	1,124.20	0.20	1.05
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

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Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2017, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 72 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack AchieversTM Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 11, 2017 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

44

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical International Rotation Portfolio, and PowerShares Treasury Collateral Portfolio, each of which had not commenced operations as of December 31, 2016, and other than PowerShares S&P SmallCap High Dividend Low Volatility Portfolio and PowerShares S&P International Developed High Dividend Low Volatility Portfolio, for which the Adviser did not provide performance information because each of these Funds had less than three months of performance history as of December 31, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2016, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception, one-year and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the since-inception and one-year periods for the PowerShares LadderRite 0-5 Year Corporate Bond Portfolio and the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

45

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio (the Trustees noted that, prior to January 1, 2017, PowerShares S&P International Developed Quality Portfolio’s unitary advisory fee was 0.45%), PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees determined that the advisory fees were reasonable, noting the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio and for PowerShares DWA Tactical Sector Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer fund, and they also noted that the Adviser indicated that PowerShares DWA Tactical Sector Rotation Portfolio did not have any comparable open-end actively-managed peers.

46

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio	X	N/A	X
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X

47

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X		X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio		X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	N/A	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

48

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Independent Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary fee is less. The Trustees noted that the unitary fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2019, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio, PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 11, 2017. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

49

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Senior Loan Portfolio. (The Trustees did not consider the estimated profitability of the Sub-Adviser in managing PowerShares Treasury Collateral Portfolio because that Fund had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

50

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net assets value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-KBW-SAR-1
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

April 30, 2017

2017 Semi-Annual Report to Shareholders

BKLN	PowerShares Senior Loan Portfolio

2

PowerShares Senior Loan Portfolio (BKLN)

April 30, 2017

(Unaudited)

Portfolio Composition
Credit Quality Rating Breakdown* (% of the Fund’s Net Assets) as of April 30, 2017
Baa2	1.4
Baa3	5.5
Ba1	11.5
Ba2	10.7
Ba3	26.0
B1	18.0
B2	7.5
B3	2.6
Caa1	2.8
Caa2	0.7
Ca	0.5
Not Rated	3.4
Money Market Fund Plus Other Assets Less Liabilities	9.4

*	Source: Moody’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from Aaa (highest) to C (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Moody’s rating methodology, please visit moodys.com and select “Rating Methodologies” under Research and Ratings on the homepage.

Schedule of Investments

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests—88.3%(a)(b)
	Advertising—1.9%
$63,838,524	Acosta, Inc., Term Loan B1	4.250%	09/26/2021	$59,662,208
64,158,117	Getty Images, Inc., Term Loan	4.750	10/18/2019	56,993,580
60,385,091	Karman Buyer Corp., Term Loan	4.250	07/25/2021	59,101,908

				175,757,696

	Aerospace/Defense—1.0%
94,491,448	TransDigm, Inc., Term Loan F	3.993	06/09/2023	94,491,448

	Airlines—0.5%
44,843,887	American Airlines, Inc., Term Loan	2.993	06/27/2020	44,919,673

	Auto Parts & Equipment—0.6%
593,856	Allison Transmission, Inc., Extended Term Loan	2.990	09/23/2022	601,009
58,349,941	Federal-Mogul Holdings Corp., Term Loan C	4.750	04/15/2021	58,401,873

				59,002,882

	Beverages—1.0%
91,001,502	Keurig Green Mountain, Inc., Term Loan A	2.500	03/03/2021	91,044,273

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Building Materials—0.9%
$81,163,462	Quikrete Holdings, Inc., Term Loan	4.287%	11/15/2023	$81,493,391

	Commercial Services—3.8%
106,507,623	Pharmaceutical Product Development, Inc., Term Loan	4.397	08/18/2022	107,211,106
117,849,381	Prime Security Services Borrower LLC, Term Loan B1	4.287	05/02/2022	119,239,415
64,097,821	Trans Union LLC, Term Loan B2	3.493	04/09/2023	64,722,774
65,650,794	Weight Watchers International, Inc., Term Loan B2	4.340	04/02/2020	62,542,557

				353,715,852

	Computers—2.8%
20,860,149	Tempo Acquisition LLC, Term Loan	4.037	04/21/2024	20,875,794
	Western Digital Corp.
108,391,905	Term Loan A	2.993	04/29/2021	109,069,354
131,055,551	Term Loan B2	3.743	04/29/2023	132,448,016

				262,393,164

	Distribution/Wholesale—1.3%
	American Builders & Contractors Supply Co., Inc.
49,627,421	Term Loan	3.743	10/31/2023	49,996,153
5,327,110	Term Loan B1	3.787	10/31/2023	5,366,690
69,783,917	Univar, Inc., Term Loan B2	3.743	07/01/2022	70,094,804

				125,457,647

	Diversified Financial Services—0.5%
41,983,438	Vantiv LLC, Term Loan A3	2.740	10/14/2021	42,263,257

	Electric—4.2%
71,750,000	Dynegy, Inc., Term Loan C1	4.250	06/27/2023	71,817,445
165,210,689	Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.304	06/30/2017	166,228,387
59,233,186	NRG Energy, Inc., Term Loan	3.243	06/30/2023	59,535,571
	Vistra Operations Co. LLC
76,149,069	Term Loan B	3.753	08/04/2023	76,077,489
17,395,276	Term Loan C	3.795	08/04/2023	17,378,924

				391,037,816

	Entertainment—3.9%
104,629,221	Alpha Topco Ltd., Term Loan B3 (United Kingdom)	4.568	07/30/2021	104,903,872
63,187,004	Amaya (US) Co-Borrower LLC, Term Loan B3 (Canada)	4.647	08/01/2021	63,305,480
8,615,010	Lions Gate Entertainment Corp., Term Loan B	3.982	12/08/2023	8,676,952
106,999,552	Scientific Games International, Inc., Term Loan B3	4.994	10/01/2021	108,729,735
81,157,693	William Morris Endeavor Entertainment LLC, Term Loan	4.250	05/06/2021	81,817,099

				367,433,138

	Food—2.4%
	Albertson’s LLC
82,824,051	Term Loan B4	3.993	08/25/2021	83,207,940
21,183,385	Term Loan B6	4.302	06/22/2023	21,299,682
53,680,575	Pinnacle Foods Finance LLC, Term Loan	2.983	02/02/2024	54,068,149
69,189,139	US Foods, Inc., Term Loan	3.787	06/27/2023	69,902,825

				228,478,596

	Food Service—0.5%
42,982,467	Aramark Services, Inc., Term Loan B	2.993	03/28/2024	43,412,292

	Healthcare-Products—0.7%
69,935,209	Ortho-Clinical Diagnostics, Inc., Term Loan	4.750	06/30/2021	69,689,387

	Healthcare-Services—4.9%
91,703,567	CHS/Community Health Systems, Inc., Term Loan H	4.048	01/27/2021	91,249,634
107,687,727	DaVita HealthCare Partners, Inc., Term Loan B	3.743	06/24/2021	108,953,058
118,333,818	Envision Healthcare Corp., Term Loan	4.150	12/01/2023	119,768,615
109,098,910	MPH Acquisition Holdings LLC, Term Loan B	4.897	06/07/2023	110,667,207
26,729,185	U.S. Renal Care, Inc., Term Loan	5.397	12/30/2022	25,409,432

				456,047,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Holding Companies-Diversified—0.8%
$72,826,996	Travelport LLC, Term Loan C (Luxembourg)	4.289%	09/02/2021	$73,483,531

	Household Products/Wares—3.1%
	Dell International LLC
131,065,918	Term Loan A2	3.250	09/07/2021	131,426,349
155,743,172	Term Loan B	3.500	09/07/2023	156,507,871

				287,934,220

	Insurance—2.3%
	Asurion LLC
63,770,440	Term Loan	8.500	03/03/2021	64,866,335
7,952,498	Term Loan B2	4.243	07/08/2020	8,019,617
66,270,136	Term Loan B4	4.250	08/04/2022	66,787,706
15,620,158	Term Loan B5	4.750	11/03/2023	15,756,834
62,812,288	HUB International Ltd., Term Loan	4.035	10/02/2020	63,232,502

				218,662,994

	Internet—0.5%
46,705,624	Zayo Group LLC, Term Loan B2	3.500	01/19/2024	47,072,263

	Investment Companies—1.4%
131,348,264	RPI Finance Trust, Term Loan B6	3.153	03/27/2023	131,964,287
1,994,828	WaveDivision Holdings LLC, Term Loan	3.787	10/14/2019	2,002,000

				133,966,287

	Lodging—4.7%
81,968,093	Caesars Entertainment Resort Properties LLC, Term Loan B	7.000	10/11/2020	82,378,344
	Harrah’s Operating Co., Inc.(c)
78,938,085	Term Loan B6	1.500	03/01/2017	92,127,060
55,728,896	Term Loan B7	1.500	03/01/2017	68,267,897
122,605,245	Hilton Worldwide Finance LLC, Series B-2 Term Loan	2.991	10/25/2023	123,754,669
75,415,912	Las Vegas Sands LLC, Term Loan B	3.037	03/29/2024	75,572,777

				442,100,747

	Machinery-Construction & Mining—0.8%
76,442,409	Cortes NP Acquisition Corp., Term Loan B	5.030	11/30/2023	77,047,451

	Machinery-Diversified—0.5%
44,785,127	Gardner Denver, Inc., Term Loan	4.560	07/30/2020	44,838,869
15,094	Rexnord LLC, Term Loan B	3.890	08/21/2023	15,166
4,233,209	Zebra Technologies Corp., Term Loan	3.600	10/27/2021	4,280,451

				49,134,486

	Media—10.1%
87,279,751	Charter Communications Operating LLC, Term Loan I1	3.287	01/15/2024	87,814,339
92,289,681	CSC Holdings LLC, Term Loan	3.244	07/15/2025	92,396,737
51,691,918	Cumulus Media Holdings, Inc., Term Loan	4.250	12/23/2020	40,707,386
132,674,940	iHeartCommunications, Inc., Term Loan D	7.743	01/30/2019	113,720,998
8,512,850	Mission Broadcasting, Inc., Term Loan B	3.994	01/17/2024	8,600,277
87,807,116	Nexstar Broadcasting, Inc., Term Loan B	3.994	01/17/2024	88,708,895
80,485,200	Nielsen Finance LLC, Term Loan B4	2.990	10/04/2023	80,932,296
36,795,921	Numericable-SFR S.A., Term Loan B10 (France)	4.428	01/14/2025	36,887,911
71,682,765	Tribune Media Co., Term Loan C	3.993	01/27/2024	72,298,878
84,682,205	Univision Communications Inc., Term Loan	3.750	03/15/2024	84,238,894
114,428,193	Virgin Media Investment Holdings Ltd., Term Loan I	3.744	01/31/2025	115,006,627
43,815,852	WideOpenWest Finance LLC, Term Loan B	4.554	08/19/2023	44,126,288
84,050,818	Ziggo Secured Finance Partnership, Term Loan E (Netherlands)	3.494	04/15/2025	84,160,084

				949,599,610

	Mining—0.3%
31,739,802	Fortescue Metals Group Ltd., Term Loan (Australia)	3.750	06/30/2019	31,989,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Miscellaneous Manufacturing—0.6%
$57,260,090	Gates Global LLC, Term Loan B1	4.408%	04/01/2024	$57,621,688

	Oil & Gas—1.2%
63,372,739	Drillships Financing Holding, Inc., Term Loan B1 (Cyprus)	8.000	03/31/2021	47,925,634
95,485,790	Seadrill Operating LP, Term Loan (United Kingdom)	4.147	02/21/2021	64,978,080

				112,903,714

	Packaging & Containers—1.4%
54,509,549	Berry Plastics Corp., Term Loan I	3.507	10/01/2022	54,928,727
73,429,345	Reynolds Group Holdings, Inc., Term Loan	3.993	02/05/2023	73,884,240

				128,812,967

	Pharmaceuticals—4.3%
122,000,000	Change Healthcare Holdings, Inc., Term Loan	3.750	03/01/2024	122,519,110
13,605,340	Endo Pharmaceuticals Holdings, Inc., Term Loan (Luxembourg)	5.287	04/12/2024	13,731,189
99,134,961	Grifols Worldwide Operations USA, Inc., Term Loan B (Spain)	3.195	01/31/2025	99,482,925
167,403,277	Valeant Pharmaceuticals International, Inc., Series F-1 Term Loan B	5.740	04/01/2022	168,615,277

				404,348,501

	Pipelines—0.8%
70,798,617	Energy Transfer Equity, L.P., Term Loan	3.733	02/02/2024	71,049,244

	Real Estate—0.8%
78,451,943	Cushman & Wakefield, Term Loan	4.340	11/04/2021	78,904,218

	REITs—1.3%
64,712,160	Communications Sales & Leasing, Inc., Term Loan B	4.000	10/24/2022	64,641,300
58,445,849	MGM Growth Properties Operating Partnership LP, Term Loan B	3.493	04/25/2023	58,654,793

				123,296,093

	Retail—9.3%
96,901,574	Bass Pro Group LLC, Term Loan	6.147	12/16/2023	94,606,945
62,000,000	BJ’s Wholesale Club, Inc., Term Loan B	4.750	02/03/2024	61,866,700
70,195,747	Harbor Freight Tools USA, Inc., Term Loan	4.243	08/19/2023	70,117,128
69,429,173	Michaels Stores, Inc., Term Loan B1	3.750	01/28/2023	69,385,779
97,195,357	Neiman Marcus Group, Inc., Term Loan	4.250	10/25/2020	77,810,229
163,648,875	New Red Finance, Inc., Term Loan B3 (Canada)	3.310	02/16/2024	163,935,260
81,490,223	Petco Animal Supplies, Inc., Term Loan	4.172	01/26/2023	74,079,910
144,889,344	PetSmart, Inc., Term Loan B2	4.020	03/11/2022	133,348,184
64,937,343	Pizza Hut Holdings LLC, Term Loan B	2.994	06/16/2023	65,404,243
62,241,371	Serta Simmons Bedding LLC, Term Loan	4.538	11/08/2023	62,528,303

				873,082,681

	Semiconductors—0.7%
66,744,380	ON Semiconductor Corp., Term Loan	3.243	03/31/2023	67,151,187

	Software—5.7%
76,158,233	BMC Software Finance, Inc., Term Loan B1	5.000	09/10/2022	76,701,241
	First Data Corp.
123,953,478	Term Loan	3.991	03/24/2021	124,154,902
55,639,706	Term Loan	3.988	07/10/2022	56,022,229
73,529,295	Infor US, Inc., Term Loan B6	3.897	02/01/2022	73,489,222
74,007,750	Kronos, Inc., Term Loan	5.034	11/01/2023	74,365,207
65,336,250	Rackspace Hosting, Inc., Term Loan B	4.500	11/03/2023	65,882,461
64,283,972	Veritas US, Inc., Term Loan B1	6.772	01/27/2023	64,063,157

				534,678,419

	Telecommunications—5.7%
62,286,281	Avaya, Inc., Term Loan B7(c)(d)	6.250	05/29/2020	52,250,404
101,167,401	Intelsat Jackson Holdings SA, Term Loan B2 (Luxembourg)	3.887	06/30/2019	100,069,228
152,604,855	Level 3 Financing, Inc., Term Loan B	3.241	02/22/2024	153,258,767
72,782,965	LTS Buyer LLC, Term Loan B	4.397	04/13/2020	73,198,919
35,000,000	Sprint Communications Inc., Term Loan	3.500	02/03/2024	35,082,075
44,609,950	Telesat LLC, Term Loan B4	4.150	11/17/2023	45,044,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares Senior Loan Portfolio (BKLN) (continued)

April 30, 2017

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Variable Rate Senior Loan Interests (continued)
	Telecommunications (continued)
$70,750,000	UPC Financing Partnership, Term Loan	3.744%	04/15/2025	$71,081,818

				529,986,108

	Trucking & Leasing—1.1%
102,225,000	Avolon TLB Borrower 1 (US) LLC, Term Loan B2 (Ireland)	3.743	03/20/2022	103,867,756

	Total Variable Rate Senior Loan Interests (Cost $8,277,143,949)			8,283,332,058

	Corporate Bonds—2.3%
	Computers—0.3%
24,793,000	Dell International LLC(e)	5.450	06/15/2023	26,789,927

	Media—1.0%
37,174,000	iHeartCommunications, Inc.	9.000	12/15/2019	30,807,952
5,802,000	Univision Communications, Inc.(e)	6.750	09/15/2022	6,099,353
57,098,000	Univision Communications, Inc.(e)	5.125	05/15/2023	58,239,960

				95,147,265

	Packaging & Containers—0.4%
29,500,000	Reynolds Group Holdings, Inc. (New Zealand)	5.750	10/15/2020	30,421,875
5,000,000	Reynolds Group Holdings, Inc. (New Zealand)(e)(f)	4.658	07/15/2021	5,125,000

				35,546,875

	Software—0.6%
51,000,000	First Data Corp.(e)	5.000	01/15/2024	52,351,500

	Telecommunications—0.0%
2,986,000	Avaya, Inc.(c)(d)(e)	7.000	04/01/2019	2,523,170

	Total Corporate Bonds (Cost $216,524,083)			212,358,737

Number of Shares
	Money Market Fund—15.2%
1,429,138,158	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(g) (Cost $1,429,138,158)			1,429,138,158

	Total Investments (Cost $9,922,806,190)—105.8%			9,924,828,953
	Other assets less liabilities—(5.8)%			(543,881,465)

	Net Assets—100.0%			$9,380,947,488

Investment Abbreviations:

DIP—Debtor-in-Possession

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	The borrower has filed for protection in federal bankruptcy court.
(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at April 30, 2017 was $54,773,574, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $151,128,910, which represented 1.61% of the Fund’s Net Assets.
(f)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2017.
(g)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

Statement of Assets and Liabilities

April 30, 2017

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Assets:
Unaffiliated investments, at value	$8,495,690,795
Affiliated investments, at value	1,429,138,158

Total investments, at value	9,924,828,953
Receivables:
Investments sold	219,531,296
Shares sold	51,166,072
Interest	22,650,278

Total Assets	10,218,176,599

Liabilities:
Due to custodian	5,808,488
Payables:
Investments purchased	826,631,748
Accrued unitary management fees	4,788,875

Total Liabilities	837,229,111

Net Assets	$9,380,947,488

Net Assets Consist of:
Shares of beneficial interest	$9,816,052,997
Undistributed net investment income	(2,796,530)
Undistributed net realized gain (loss)	(434,331,742)
Net unrealized appreciation	2,022,763

Net Assets	$9,380,947,488

Shares outstanding (unlimited amount authorized, $0.01 par value)	403,500,000
Net asset value	$23.25

Market price	$23.28

Unaffiliated investments, at cost	$8,493,668,032

Affiliated investments, at cost	$1,429,138,158

Total investments, at cost	$9,922,806,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

Statement of Operations

For the six months ended April 30, 2017

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Investment Income:
Interest income	$161,374,118
Affiliated dividend income	2,415,164
Other income	4,490,392

Total Income	168,279,674

Expenses:
Unitary management fees	26,185,670

Less: Waivers	(861,126)

Net Expenses	25,324,544

Net Investment Income	142,955,130

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from investment securities	(2,432,496)
Net change in unrealized appreciation on investment securities	23,506,073

Net realized and unrealized gain	21,073,577

Net increase in net assets resulting from operations	$164,028,707

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

Statement of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares Senior Loan Portfolio (BKLN)
	April 30, 2017	October 31, 2016
Operations:
Net investment income	$142,955,130	$193,910,528
Net realized gain (loss)	(2,432,496)	(333,584,745)
Net change in unrealized appreciation	23,506,073	344,726,561

Net increase in net assets resulting from operations	164,028,707	205,052,344

Distributions to Shareholders from:
Net investment income	(145,751,660)	(193,910,528)
Return of capital	—	(16,890,704)

Total distributions to shareholders	(145,751,660)	(210,801,232)

Shareholder Transactions:
Proceeds from shares sold	3,024,147,967	3,101,232,402
Value of shares repurchased	(123,586,068)	(1,453,713,841)
Transaction fees	3,361,326	7,999,052

Net increase in net assets resulting from shares transactions	2,903,923,225	1,655,517,613

Increase in Net Assets	2,922,200,272	1,649,768,725

Net Assets:
Beginning of period	6,458,747,216	4,808,978,491

End of period	$9,380,947,488	$6,458,747,216

Undistributed net investment income at end of period	$(2,796,530)	$—

Changes in Shares Outstanding:
Shares sold	129,900,000	134,900,000
Shares repurchased	(5,300,000)	(64,600,000)
Shares outstanding, beginning of period	278,900,000	208,600,000

Shares outstanding, end of period	403,500,000	278,900,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

Statement of Cash Flows

For the six months ended April 30, 2017

(Unaudited)

PowerShares Senior Loan Portfolio (BKLN)
Cash Provided By Operating Activities:
Net increase in net assets resulting from operations	$164,028,707

Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating Activities:
Purchases of investments	(5,467,393,491)
Proceeds from disposition of investments sold	3,029,575,666
Amortization of premiums and accretion of discounts on investments	(6,651,592)
Net cash paid for purchases, sales, and maturities of short-term investments	(75,159,693)
Increase in receivable for investments sold	(105,566,103)
Increase in interest receivable	(3,843,928)
Decrease in payable for investments purchased	(20,796,625)
Increase in payable for accrued expenses	1,610,926
Net realized gain (loss) on investments	2,432,496
Net change in unrealized appreciation on investments	(23,506,073)

Net cash provided by (used in) operating activities	(2,505,269,710)

Cash Provided By Financing Activities:
Distributions paid to shareholders	(145,751,660)
Increase in payable for amount due custodian	5,808,488
Proceeds from shares of beneficial interest sold	2,996,172,314
Disbursements for shares of beneficial interest repurchased	(123,586,068)
Net proceeds from transaction fees	3,361,326

Net cash provided by financing activities	2,736,004,400

Net increase in cash and cash equivalents	230,734,690

Cash and cash equivalents at beginning of period	1,198,403,468

Cash and cash equivalents at end of period	$1,429,138,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

Financial Highlights

PowerShares Senior Loan Portfolio (BKLN)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015		2014		2013		2012
Per Share Operating Performance:
Net asset value at beginning of period	$23.16		$23.05	$24.43		$24.78		$24.76		$24.05
Net investment income(a)	0.41		0.99	0.92		1.00		1.06		1.21
Net realized and unrealized gain (loss) on investments	0.09		0.15	(1.39)		(0.36)		0.04		0.58
Total from investment operations	0.50		1.14	(0.47)		0.64		1.10		1.79
Distributions to shareholders from:
Net investment income	(0.42)		(0.99)	(0.92)		(1.00)		(1.10)		(1.22)
Return of capital	—		(0.08)	(0.00	)(b)	(0.00	)(b)	(0.02)		(0.00	)(b)
Total distributions	(0.42)		(1.07)	(0.92)		(1.00)		(1.12)		(1.22)
Transaction fees(a)	0.01		0.04	0.01		0.01		0.04		0.14
Net asset value at end of period	$23.25		$23.16	$23.05		$24.43		$24.78		$24.76
Market price at end of period(c)	$23.28		$23.19	$23.01		$24.37		$24.83		$24.83
Net Asset Value Total Return(d)	2.21%		5.32%	(1.96)%		2.66%		4.70%		8.26%
Market Price Total Return(d)	2.21%		5.64%	(1.89)%		2.21%		4.61%		8.67%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$9,380,947		$6,458,747	$4,808,978		$6,270,919		$6,064,711		$1,195,811
Ratio to average net assets of:
Expenses, after Waivers	0.63	%(e)(f)	0.64%	0.65	%(f)	0.64%		0.65	%(f)	0.65	%(f)
Expenses, prior to Waivers	0.65	%(e)(f)	0.65%	0.65	%(f)	0.65%		0.65	%(f)	0.67	%(f)
Net investment income, after Waivers and Interest Expenses	3.55	%(e)	4.33%	3.82%		4.03%		4.30%		5.00%
Portfolio turnover rate(g)	41%		81%	43%		61%		47%		49%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $0.005.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized.
(f)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust offered seventy-two portfolios. This report includes the following portfolio:

Full Name	Short Name
PowerShares Senior Loan Portfolio (BKLN)	“Senior Loan Portfolio”

The portfolio (the “Fund”) represents a separate series of the Trust. The shares of the Fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s Shares are listed and traded on NYSE Arca, Inc.

The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P/LSTA U.S. Leveraged Loan 100 Index (the “Underlying Index”).

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Changing Fixed-Income Market Conditions. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates near, at or below zero. The “tapering” in 2015 of the FRB’s quantitative easing program, combined with the FRB’s raising of the target range for the Federal Funds Rate (and possible continued fluctuations in equivalent foreign rates) may expose fixed-income markets to heightened volatility and reduced liquidity for certain fixed-income investments, particularly those with longer maturities, although it is difficult to predict the impact of this rate increase and any future rate increases on various markets. In addition, decreases in fixed-income dealer market-making capacity may persist in the future, potentially leading to heightened volatility and reduced liquidity in the fixed-income markets. As a result, the value of the Fund’s investments and share price may decline. In addition, because of changing central bank policies, the Fund may experience higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs and potentially lower the Fund’s returns.

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Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Liquidity Risk. A majority of the Fund’s assets are likely to be invested in loans that are less liquid than securities traded on national exchanges. Loans with reduced liquidity involve greater risk than securities with more liquid markets. Available market quotations for such loans may vary over time, and if the credit quality of a loan unexpectedly declines, secondary trading of that loan may decline for a period of time. In the event that the Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.

Sampling Risk. The Fund’s use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development respecting to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently effects creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the Fund’s investments. As such, investments in the Fund’s Shares may be less tax efficient than investments in conventional ETFs.

Non-Investment Grade Securities Risk. All or a significant portion of the loans in which the Fund will invest may be determined to be non-investment grade loans that are considered speculative. The Fund also may invest in junk bonds. Non-investment grade loans and bonds, and unrated loans and bonds of comparable credit quality are subject to the increased risk of a borrower’s or issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the borrower of lower-rated loans or issuer of lower-rated bonds defaults, the Fund may incur additional expenses to seek recovery.

Risk of Investing in Loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Default in the payment of interest or principal on a loan will result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the NAV of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy or other insolvency loans and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary market does exist for certain loans, the market may be subject to volatility, irregular trading activity, wide bid/asked spreads, decreased liquidity and extended trade settlement periods. Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans also are subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected. Many loans are not registered with the Securities and Exchange Commission (the “SEC”) or any state securities commission and often are not rated by any nationally recognized rating service. Generally, there is less readily available, reliable information about most loans than is the case for many other types of securities. Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries.

Senior Loans Risk. The risks associated with senior loans are similar to the risks of junk bonds, although senior loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund’s NAV and income distributions. An economic

15

downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the borrower’s obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. Economic and other events (whether real or perceived) can reduce the demand for certain senior loans or senior loans generally, which may reduce market prices. Senior loans and other debt securities also are subject to the risk of price declines and to increases in prevailing interest rates, although floating-rate debt instruments such as senior loans in which the Fund may be expected to invest are substantially less exposed to this risk than fixed-rate debt instruments. No active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded senior loans. Longer interest rate reset periods generally increase fluctuations in value as a result of changes in market interest rates.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment, a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

C. Cash and Cash Equivalents

For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

D. Securities Purchased on a When-Issued and Delayed Delivery Basis

The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value of the interests or securities at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities prior to the settlement date.

E. Federal Income Taxes

The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

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The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of a loan or note.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.
G. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

H. Expenses

The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including the payments to Invesco Senior Secured Management, Inc. (the “Sub-Adviser”), set-up fees and commitment fees associated with the line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from the Fund’s unitary management fee and are directly identifiable to the Fund are applied to the Fund. Expenses of the Trust that are excluded from the Fund’s unitary management fee and that are not readily identifiable to the Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

I. Dividends and Distributions to Shareholders

The Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a tax return of capital at fiscal year-end.

J. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services, and oversight of the Sub-Adviser.

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As compensation for its services, the Fund has agreed to pay the Adviser an annual unitary management fee of 0.65% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund, including payments to the Sub-Adviser, set-up fees and commitment fees associated with the Fund’s line of credit and the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The sub-advisory fee is paid by the Adviser to the Sub-Adviser at the annual rate of 40% of compensation paid to the Adviser from the Fund.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2017, the Adviser waived fees of $861,126.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with S&P Dow Jones Indices LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. This trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund.

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$8,283,332,058	$—	$8,283,332,058
Corporate Bonds	—	212,358,737	—	212,358,737
Money Market Fund	1,429,138,158	—	—	1,429,138,158

Total Investments	$1,429,138,158	$8,495,690,795	$—	$9,924,828,953

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Note 5. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforwards as of October 31, 2016, which expire as follows:

Post-effective/no expiration
Short-Term	Long-Term	Total*
$93,613,264	$338,285,982	$431,899,246

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6. Investment Transactions

For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) were $5,467,393,491 and $3,029,575,666, respectively.

At April 30, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

Aggregate unrealized appreciation of investment securities	$76,384,064
Aggregate unrealized (depreciation) of investment securities	(74,361,301)

Net unrealized appreciation of investment securities	$2,022,763

Cost of investments for tax and financial reporting purposes is the same.

Note 7. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 8. Senior Loan Participation Commitments

The Fund may invest in participations, assignments, or act as a party to the primary lending syndicate of a senior loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

During the six-month period ended April 30, 2017, there were no interests in senior loans purchased by the Fund on a participation basis.

19

Note 9. Borrowing

The Fund is a party to a committed line of credit facility with a syndicate administered by State Street Bank and Trust Company. Prior to May 31, 2017, the Fund could borrow up to the lesser of (1) $600,000,000 or (2) the limits set by its prospectus for borrowings. The Adviser, on behalf of the Fund, pays an upfront fee of 0.10% on the commitment amount and a commitment fee of 0.15% on the amount of the commitment that has not been utilized. In case of borrowings from the line of credit, the Fund pays the associated interest expenses. On April 11, 2017, the Board of Trustees approved an increase to the line of credit, up to the amount of $750,000,000, which will go into effect on May 31, 2017.

During the six-month period ended April 30, 2017, there were no outstanding borrowings from the line of credit.

Note 10. Capital

Shares are created and redeemed by the Fund only in Creation Units of 100,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”) because of the nature of the Fund’s investments.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Statement of Changes in Net Assets.

Note 11. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

20

Fees and Expenses

As a shareholder of the PowerShares Senior Loan Portfolio (the “Fund”), a series of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest (including interest expenses associated with the line of credit), acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. The amount of fees and expenses incurred indirectly by the Fund will vary because the investment companies have varied expenses and fee levels and the Fund may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares Senior Loan Portfolio (BKLN)
Actual	$1,000.00	$1,022.10	0.63%	$3.16
Hypothetical (5% return before expenses)	1,000.00	1,021.67	0.63	3.16

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

21

Board Considerations Regarding Continuation of Investment Advisory Agreement and

Sub-Advisory Agreement

At a meeting held on April 11, 2017, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 72 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 11, 2017 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers, Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited;

22

Board Considerations Regarding Continuation of Investment Advisory Agreement and

Sub-Advisory Agreement (continued)

Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical International Rotation Portfolio, and PowerShares Treasury Collateral Portfolio, each of which had not commenced operations as of December 31, 2016, and other than PowerShares S&P SmallCap High Dividend Low Volatility Portfolio and PowerShares S&P International Developed High Dividend Low Volatility Portfolio, for which the Adviser did not provide performance information because each of these Funds had less than three months of performance history as of December 31, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2016, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception, one-year and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the since-inception and one-year periods for the PowerShares LadderRite 0-5 Year Corporate Bond Portfolio and the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

23

Board Considerations Regarding Continuation of Investment Advisory Agreement and

Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio (the Trustees noted that, prior to January 1, 2017, PowerShares S&P International Developed Quality Portfolio’s unitary advisory fee was 0.45%), PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees determined that the advisory fees were reasonable, noting the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio and for PowerShares DWA Tactical Sector Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer fund, and they also noted that the Adviser indicated that PowerShares DWA Tactical Sector Rotation Portfolio did not have any comparable open-end actively-managed peers.

24

Board Considerations Regarding Continuation of Investment Advisory Agreement and

Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio	X	N/A	X
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X

25

Board Considerations Regarding Continuation of Investment Advisory Agreement and

Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X		X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio		X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	N/A	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Independent Trustees considered the Adviser’s

26

Board Considerations Regarding Continuation of Investment Advisory Agreement and

Sub-Advisory Agreement (continued)

explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary fee is less. The Trustees noted that the unitary fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2019, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio, PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 11, 2017. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

27

Board Considerations Regarding Continuation of Investment Advisory Agreement and

Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Senior Loan Portfolio. (The Trustees did not consider the estimated profitability of the Sub-Adviser in managing PowerShares Treasury Collateral Portfolio because that Fund had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

28

(This Page Intentionally Left Blank)

(This Page Intentionally Left Blank)

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Fund with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of the Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-BKLN-SAR-1
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

April 30, 2017

2017 Semi-Annual Report to Shareholders

IDLB	PowerShares FTSE International Low Beta Equal Weight Portfolio

USLB	PowerShares Russell 1000 Low Beta Equal Weight Portfolio

XRLV	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

SPHB	PowerShares S&P 500® High Beta Portfolio

SPHD	PowerShares S&P 500® High Dividend Low Volatility Portfolio

SPLV	PowerShares S&P 500® Low Volatility Portfolio

SPMO	PowerShares S&P 500 Momentum Portfolio

SPVU

PowerShares S&P 500 Enhanced Value Portfolio

(Effective as of the close of markets on June 30, 2017, after the close of the reporting period, PowerShares S&P 500 Value Portfolio was renamed PowerShares S&P 500 Enhanced Value Portfolio)

SPVM	PowerShares S&P 500 Value with Momentum Portfolio

EELV	PowerShares S&P Emerging Markets Low Volatility Portfolio

EEMO	PowerShares S&P Emerging Markets Momentum Portfolio

IDHD	PowerShares S&P International Developed High Dividend Low Volatility Portfolio

IDLV	PowerShares S&P International Developed Low Volatility Portfolio

IDMO	PowerShares S&P International Developed Momentum Portfolio

XMLV	PowerShares S&P MidCap Low Volatility Portfolio

XSHD	PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

XSLV	PowerShares S&P SmallCap Low Volatility Portfolio

XSHQ	PowerShares S&P SmallCap Quality Portfolio

2

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	19.9
Consumer Discretionary	16.6
Consumer Staples	13.9
Financials	10.2
Information Technology	7.6
Health Care	7.4
Real Estate	7.1
Materials	5.5
Utilities	5.4
Telecommunication Services	3.5
Energy	2.6
Money Market Fund Plus Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—6.1%
44,993	Adelaide Brighton Ltd.	$199,196
10,117	AGL Energy Ltd.	202,466
17,370	Amcor Ltd.	204,075
28,851	APA Group	197,638
14,700	Aristocrat Leisure Ltd.	215,910
4,716	ASX Ltd.	178,882
47,191	Aurizon Holdings Ltd.	181,753
149,146	AusNet Services	195,193
41,231	Boral Ltd.	189,941
25,952	Brambles Ltd.	200,681
8,586	Caltex Australia Ltd.	191,796
6,406	CIMIC Group Ltd.	177,401
23,573	Coca-Cola Amatil Ltd.	165,184
1,850	Cochlear Ltd.	193,527
17,885	Computershare Ltd.	197,152
2,051	CSL Ltd.	203,310
25,594	Dexus Property Group REIT	195,233
4,337	Domino’s Pizza Enterprises Ltd.	198,238
87,861	DUET Group	198,435
39,753	DuluxGroup Ltd.	201,267
8,378	Flight Centre Travel Group Ltd.	197,049
32,002	Goodman Group REIT	194,094
49,009	GPT Group (The) REIT	192,420
46,916	Harvey Norman Holdings Ltd.(a)	147,011
49,310	Macquarie Atlas Roads Group	196,920
85,679	Medibank Private Ltd.	186,458
112,379	Mirvac Group REIT	190,777
10,914	Newcrest Mining Ltd.	172,709
34,615	Oil Search Ltd.	186,903

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Australia (continued)
81,353	Orora Ltd.	$183,128
64,431	Qantas Airways Ltd.	204,303
3,463	Ramsay Health Care Ltd.	185,689
4,317	REA Group Ltd.	198,518
55,416	Scentre Group REIT	178,619
356,073	Seven West Media Ltd.	197,054
108,348	Shopping Centres Australasia Property Group REIT	187,175
11,228	Sonic Healthcare Ltd.	185,487
49,991	Star Entertainment Group Ltd. (The)	208,239
51,190	Stockland REIT	185,670
40,262	Sydney Airport	207,457
57,274	Tabcorp Holdings Ltd.	203,454
60,107	Tatts Group Ltd.	193,289
50,128	Telstra Corp. Ltd.	158,200
39,101	TPG Telecom Ltd.	172,526
22,129	Transurban Group	201,900
20,286	Treasury Wine Estates Ltd.	182,050
83,605	Vicinity Centres REIT	180,069
55,163	Vocus Group Ltd.	139,025
5,656	Wesfarmers Ltd.	181,883
27,457	Westfield Corp. REIT	186,446
7,710	Woodside Petroleum Ltd.	185,547
9,380	Woolworths Ltd.	188,559

		9,845,906

	Austria—0.5%
3,545	Andritz AG	195,989

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Austria (continued)
28,805	Telekom Austria AG	$202,224
7,703	Vienna Insurance Group AG Wiener Versicherung Gruppe	199,681
4,413	voestalpine AG	184,316

		782,210

	Belgium—1.4%
1,346	Ackermans & van Haaren NV	220,152
4,878	Ageas	199,727
7,455	bpost SA	178,599
3,950	Colruyt SA	202,787
3,027	KBC Group NV	218,476
6,299	Proximus SADP(a)	192,643
1,365	Sofina SA	195,835
1,591	Solvay SA	202,272
3,280	Telenet Group Holding NV(b)	199,161
2,626	UCB SA	204,632
3,549	Umicore SA	207,727

		2,222,011

	Canada—3.5%
4,406	Agnico Eagle Mines Ltd.	210,262
4,206	Alimentation Couche-Tard, Inc., Class B	193,120
2,441	Bank of Montreal	172,564
10,137	Barrick Gold Corp.	169,185
4,246	BCE, Inc.	193,000
5,142	Brookfield Asset Management, Inc., Class A	189,765
2,689	Canadian National Railway Co.	194,049
1,616	Canadian Tire Corp. Ltd., Class A	196,903
6,949	Canadian Utilities Ltd., Class A	199,988
9,085	CI Financial Corp.	177,408
399	Constellation Software, Inc.	182,189
5,841	Fortis, Inc.	189,759
2,875	Franco-Nevada Corp.	195,213
2,210	George Weston Ltd.	198,145
11,688	Goldcorp, Inc.	162,587
6,796	Great-West Lifeco, Inc.	182,512
5,930	Imperial Oil Ltd.	172,223
2,613	Intact Financial Corp.	178,704
3,553	Loblaw Cos. Ltd.	199,075
6,415	Metro, Inc.	219,479
5,732	Pembina Pipeline Corp.	182,361
7,967	Power Corp. of Canada	184,302
9,251	RioCan Real Estate Investment Trust REIT	175,439
4,455	Rogers Communications, Inc., Class B	203,934
5,394	Saputo, Inc.	177,052
9,602	Silver Wheaton Corp.	191,296
5,105	Sun Life Financial, Inc.	179,999
3,599	Toronto-Dominion Bank (The)	169,066
4,030	TransCanada Corp.	186,807
2,129	Waste Connections, Inc.	195,538

		5,621,924

	China—0.7%
17,930	AAC Technologies Holdings, Inc.	263,271
142,548	Semiconductor Manufacturing International Corp.(b)	180,715
272,227	Uni-President China Holdings Ltd.	191,109

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
287,990	Want Want China Holdings Ltd.	$207,359
178,538	Yanlord Land Group Ltd.	238,230

		1,080,684

	Denmark—1.2%
2,128	Carlsberg A/S, Class B	212,339
3,133	Chr. Hansen Holding A/S	211,105
5,557	Danske Bank A/S	201,783
3,762	DSV A/S	209,532
4,753	ISS A/S	197,085
3,597	Jyske Bank A/S	192,179
1,624	Pandora A/S(b)	175,483
34,413	TDC A/S	184,667
10,235	Tryg A/S	196,314
2,497	Vestas Wind Systems A/S	214,975

		1,995,462

	Finland—0.9%
5,610	Elisa Oyj	191,029
12,065	Fortum Oyj	175,526
4,037	Kesko Oyj, Class B	189,120
4,137	Kone Oyj, Class B	189,480
5,367	Neste Oyj	219,106
3,768	Orion Oyj, Class B	216,031
4,106	Sampo Oyj, Class A	196,689

		1,376,981

	France—6.3%
4,693	Accor SA(b)	213,846
1,634	Aeroports de Paris	217,881
1,220	bioMerieux	243,850
47,779	Bollore SA	194,328
4,807	Bouygues SA(a)(b)	202,029
9,821	Bureau Veritas SA	227,420
2,193	Cap Gemini SA	219,463
885	Christian Dior SE	242,809
3,869	Cie de Saint-Gobain	208,761
10,005	CNP Assurances	208,856
2,794	Danone SA	195,269
166	Dassault Aviation SA	226,798
2,294	Dassault Systemes SE	204,665
2,593	Eiffage SA	219,567
1,616	Essilor International SA	209,321
2,100	Euler Hermes Group	205,057
3,035	Eurazeo SA	205,701
9,534	Eutelsat Communications SA	225,602
2,250	Fonciere des Regions REIT	200,764
1,474	Gecina SA REIT	209,628
424	Hermes International	202,785
2,598	ICADE REIT	192,859
894	Iliad SA	216,998
2,065	Ingenico Group SA	187,045
2,089	Ipsen SA	243,064
5,799	JCDecaux SA	204,505
762	Kering	236,114
4,986	Klepierre REIT	195,679
3,325	Legrand SA	215,182
997	L’Oreal SA	198,517

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	France (continued)
930	LVMH Moet Hennessy Louis Vuitton SE	$229,382
12,255	Orange SA	189,500
2,134	Orpea	217,881
1,620	Pernod Ricard SA	202,607
2,110	Remy Cointreau SA	212,812
2,603	Safran SA	215,481
2,159	Sanofi	203,624
2,905	Sartorius Stedim Biotech	194,771
1,497	Societe BIC SA	168,232
1,689	Sodexo SA	214,639
12,350	Suez	202,871
1,673	Teleperformance	210,146
1,880	Thales SA	197,598
3,717	Total SA	190,927
812	Unibail-Rodamco SE REIT	199,349
11,451	Veolia Environnement SA(a)	217,469
2,570	Vinci SA	218,571
10,496	Vivendi SA(b)	208,191

		10,068,414

	Germany—5.3%
1,113	adidas AG	222,887
1,075	Allianz SE	204,625
3,542	Axel Springer SE	198,677
1,685	Bayer AG	208,442
2,048	Beiersdorf AG	203,704
3,231	Brenntag AG	191,542
2,162	Deutsche Boerse AG	211,535
12,752	Deutsche Lufthansa AG	219,959
5,399	Deutsche Post AG	194,015
10,718	Deutsche Telekom AG	187,909
5,391	Deutsche Wohnen AG-BR	184,276
5,767	Evonik Industries AG	192,513
2,500	Fielmann AG	191,056
2,982	Fraport AG Frankfurt Airport Services Worldwide	234,451
2,225	Fresenius Medical Care AG & Co. KGaA	197,346
2,330	Fresenius SE & Co. KGaA	188,797
1,355	FUCHS PETROLUB SE	61,168
2,760	FUCHS PETROLUB SE (Preference Shares)	142,326
4,800	GEA Group AG	204,061
1,640	Hannover Rueck SE	196,625
632	Henkel AG & Co. KGaA	73,742
938	Henkel AG & Co. KGaA (Preference Shares)	127,679
1,218	HOCHTIEF AG	219,377
2,695	HUGO BOSS AG	204,931
7,921	K+S AG	188,943
3,202	KION Group AG	216,845
2,247	LEG Immobilien AG	192,960
1,149	Linde AG	206,386
1,805	MAN SE	189,558
1,696	Merck KGaA	199,091
1,471	MTU Aero Engines AG(b)	210,883
981	Muenchener Rueckversicherungs-Gesellschaft AG	187,960
3,120	Osram Licht AG	208,914
4,659	ProSiebenSat.1 Media SE	197,813

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
409	Rational AG	$205,454
2,488	Sartorius AG (Preference Shares)	227,744
7,255	Suedzucker AG	155,123
2,978	Symrise AG	208,421
5,184	Talanx AG	186,797
42,551	Telefonica Deutschland Holding AG	206,195
13,118	TUI AG	190,589
4,497	United Internet AG	206,923
5,315	Vonovia SE	192,356
4,044	Wirecard AG(a)	238,725

		8,479,323

	Hong Kong—4.9%
14,921	ASM Pacific Technology Ltd.	222,159
55,683	Cafe de Coral Holdings Ltd.	181,134
126,854	Cathay Pacific Airways Ltd.	182,675
323,445	Champion REIT	210,430
23,148	Cheung Kong Infrastructure Holdings Ltd.	202,832
1,825,112	China Oceanwide Holdings Ltd.(b)	180,691
203,616	Chow Tai Fook Jewellery Group Ltd.	223,577
15,279	CK Hutchison Holdings Ltd.	190,851
18,311	CLP Holdings Ltd.	193,174
95,473	Dah Sing Banking Group Ltd.	191,988
25,174	Dah Sing Financial Holdings Ltd.	190,968
253,115	First Pacific Co. Ltd.	194,940
1,585,336	Global Brands Group Holding Ltd.(b)	187,528
9,117	Hang Seng Bank Ltd.	184,859
96,245	Hong Kong & China Gas Co. Ltd.	192,303
352,737	Hopewell Highway Infrastructure Ltd.	204,090
488,837	Hutchison Port Holdings Trust	197,979
593,534	Hutchison Telecommunications Hong Kong Holdings Ltd.	175,522
40,001	Hysan Development Co. Ltd.	188,753
2,993	Jardine Matheson Holdings Ltd.	193,138
5,041	Jardine Strategic Holdings Ltd.	213,083
141,052	Kerry Logistics Network Ltd.	198,768
416,529	Li & Fung Ltd.	174,590
142,361	Lifestyle International Holdings Ltd.	203,175
27,315	Link REIT	196,498
35,409	MTR Corp. Ltd.	203,962
101,845	NWS Holdings Ltd.	191,445
304,528	PCCW Ltd.	171,889
20,707	Power Assets Holdings Ltd.	186,369
455,400	Sa Sa International Holdings Ltd.	194,982
529,046	Shun Tak Holdings Ltd.	193,183
18,402	Swire Pacific Ltd., Class A	177,217
61,687	Swire Properties Ltd.	207,010
51,732	Techtronic Industries Co. Ltd.	222,159
42,465	Television Broadcasts Ltd.	163,252
282,916	Texwinca Holdings Ltd.	189,883
338,276	Towngas China Co. Ltd.	202,247
16,415	VTech Holdings Ltd.	207,996
237,480	WH Group Ltd.(c)	212,212
50,159	Yue Yuen Industrial Holdings Ltd.	198,313

		7,797,824

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Indonesia—0.1%
683,723	Golden Agri-Resources Ltd.	$176,104

	Ireland—0.5%
9,460	Glanbia PLC	184,602
2,412	Kerry Group PLC, Class A	197,044
1,692	Paddy Power Betfair PLC	188,256
6,956	Smurfit Kappa Group PLC	185,566

		755,468

	Israel—2.7%
15,407	Airport City Ltd.(b)	203,923
20,771	Alony Hetz Properties & Investments Ltd.	192,575
40,077	Amot Investments Ltd.	191,099
3,771	Azrieli Group Ltd.	200,960
30,115	Bank Hapoalim BM	188,107
42,363	Bank Leumi Le-Israel BM(b)	198,371
104,015	Bezeq The Israeli Telecommunication Corp. Ltd.	175,142
19,114	Delek Automotive Systems Ltd.	167,919
785	Delek Group Ltd.	176,507
1,571	Elbit Systems Ltd.	187,275
11,851	First International Bank of Israel Ltd.	195,457
3,272	Frutarom Industries Ltd.	192,447
17,838	Gazit-Globe Ltd.	181,004
34,060	Harel Insurance Investments & Financial Services Ltd.	181,415
84,781	Israel Discount Bank Ltd., Class A(b)	205,409
3,765	Melisron Ltd.	205,425
11,120	Mizrahi Tefahot Bank Ltd.	179,714
2,672	Nice Ltd.	183,067
464,077	Oil Refineries Ltd.	184,233
1,160	Paz Oil Co. Ltd.	189,330
81,664	Shikun & Binui Ltd.	214,327
10,662	Strauss Group Ltd.	187,275
8,049	Tower Semiconductor Ltd.(b)	177,068

		4,358,049

	Italy—1.7%
7,991	Atlantia SpA	202,578
13,594	Buzzi Unicem SpA RSP	200,879
18,490	Davide Campari-Milano SpA	218,663
43,145	Enel SpA	205,033
32,686	Finecobank Banca Fineco SpA	232,425
3,513	Luxottica Group SpA	203,516
9,797	Moncler SpA	241,747
60,314	Parmalat SpA	204,261
7,280	Prysmian SpA	210,159
5,834	Recordati SpA	216,063
6,479	Salvatore Ferragamo SpA	207,496
46,496	Snam SpA	205,464
39,988	Terna Rete Elettrica Nazionale SpA	201,613

		2,749,897

	Japan—31.7%
3,121	ABC-Mart, Inc.	173,311
44,242	ACOM Co. Ltd.(b)	196,464
7,121	Adastria Co. Ltd.	176,891
12,390	Aeon Co. Ltd.	183,788

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,636	Ain Holdings, Inc.	$182,560
9,173	Ajinomoto Co., Inc.	178,490
10,249	Alfresa Holdings Corp.	184,899
61,716	ANA Holdings, Inc.	185,751
4,918	Aoyama Trading Co. Ltd.	175,596
49,290	Aozora Bank Ltd.	179,526
3,337	Ariake Japan Co. Ltd.	211,051
5,215	Asahi Group Holdings Ltd.	196,726
4,739	Asahi Intecc Co. Ltd.	210,443
18,949	Asahi Kasei Corp.	180,616
6,449	ASKUL Corp.(a)	187,737
13,698	Astellas Pharma, Inc.	180,395
11,648	Autobacs Seven Co. Ltd.	176,178
5,774	Azbil Corp.	194,245
6,403	Bandai Namco Holdings, Inc.	200,758
19,075	Bic Camera, Inc.	189,775
4,638	Bridgestone Corp.	193,392
5,406	Calbee, Inc.	188,655
9,284	Canon Marketing Japan, Inc.	195,558
6,381	Canon, Inc.	211,574
9,089	Capcom Co. Ltd.	196,016
1,182	Central Japan Railway Co.	198,131
14,070	Chubu Electric Power Co., Inc.	189,018
5,564	Chugai Pharmaceutical Co. Ltd.	197,163
16,767	Chugoku Electric Power Co., Inc. (The)	182,757
12,423	Coca-Cola Bottlers Japan, Inc.	369,447
19,916	Colopl, Inc.(a)	183,848
10,427	COMSYS Holdings Corp.	198,494
21,677	Cookpad, Inc.(a)	172,490
999	Cosmos Pharmaceutical Corp.	202,274
6,682	CyberAgent, Inc.	207,408
17,224	Dai Nippon Printing Co. Ltd.	191,601
8,126	Daiichi Sankyo Co. Ltd.	180,278
4,459	Daiichikosho Co. Ltd.	193,409
88,743	Daikyo, Inc.	184,699
1,357	Daito Trust Construction Co. Ltd.	199,648
6,749	Daiwa House Industry Co. Ltd.	200,466
8,271	DeNA Co. Ltd.	177,114
5,180	Don Quijote Holdings Co. Ltd.	188,900
2,040	East Japan Railway Co.	182,167
3,324	Eisai Co. Ltd.	174,505
7,859	Electric Power Development Co. Ltd.	182,251
3,882	Ezaki Glico Co. Ltd.	204,426
3,028	Familymart UNY Holdings Co. Ltd.	171,135
968	FANUC Corp.	196,735
4,045	FP Corp.	192,325
4,751	FUJIFILM Holdings Corp.	176,197
9,423	Fujitsu General Ltd.	199,923
30,742	Fukuyama Transporting Co. Ltd.	186,984
5,360	Glory Ltd.	179,837
3,234	GMO Payment Gateway, Inc.	145,061
29,417	Gree, Inc.	236,191
40,438	GS Yuasa Corp.	187,189
79,923	GungHo Online Entertainment, Inc.	179,248
10,925	H2O Retailing Corp.	185,138
29,247	Hachijuni Bank Ltd. (The)	172,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
15,059	Hakuhodo DY Holdings, Inc.	$183,323
6,324	Hamamatsu Photonics K.K.	185,800
5,500	Hankyu Hanshin Holdings, Inc.	181,574
6,870	Heiwa Corp.	176,942
1,893	Hikari Tsushin, Inc.	181,709
1,436	Hirose Electric Co. Ltd.	192,849
6,931	HIS Co. Ltd.	165,270
3,467	Hisamitsu Pharmaceutical Co., Inc.	177,284
25,568	Hokkaido Electric Power Co., Inc.	185,561
3,336	Horiba Ltd.	196,623
2,304	Hoshizaki Corp.	192,017
8,725	House Foods Group, Inc.	193,958
19,413	Hulic Co. Ltd.	182,862
58,577	Ichigo, Inc.	170,261
5,704	Idemitsu Kosan Co. Ltd.	182,424
5,453	Ito EN Ltd.	197,633
6,866	ITOCHU Techno-Solutions Corp.	199,876
18,552	Itoham Yonekyu Holdings, Inc.	171,590
4,113	Izumi Co. Ltd.	205,890
5,702	Japan Airlines Co. Ltd.	180,058
5,568	Japan Tobacco, Inc.	185,117
7,255	Kagome Co. Ltd.	197,532
27,994	Kajima Corp.	190,109
12,798	Kakaku.com, Inc.	184,502
3,398	Kaken Pharmaceutical Co. Ltd.	201,496
19,913	Kamigumi Co. Ltd.	180,784
22,425	Kandenko Co. Ltd.	222,902
16,653	Kansai Electric Power Co., Inc. (The)	225,137
3,618	Kao Corp.	199,547
7,107	KDDI Corp.	188,434
29,187	Keihan Holdings Co. Ltd.	183,548
17,192	Keikyu Corp.	197,260
23,789	Keio Corp.	190,363
7,831	Keisei Electric Railway Co. Ltd.	186,238
40,323	Keiyo Bank Ltd. (The)	175,443
6,949	Kewpie Corp.	176,671
523	Keyence Corp.	210,195
6,207	Kikkoman Corp.	190,715
13,707	Kinden Corp.	207,443
49,520	Kintetsu Group Holdings Co. Ltd.	180,808
10,718	Kirin Holdings Co. Ltd.	208,264
4,022	Kobayashi Pharmaceutical Co. Ltd.	210,716
9,342	Koei Tecmo Holdings Co. Ltd.	189,404
7,498	Komeri Co. Ltd.	183,902
4,360	Konami Holdings Corp.	181,292
2,164	Kose Corp.	205,199
10,377	K’s Holdings Corp.	199,683
12,220	Kuraray Co. Ltd.	197,107
7,737	Kurita Water Industries Ltd.	199,620
4,207	Kusuri NO Aoki Holdings Co. Ltd.	181,723
3,401	Kyocera Corp.	192,521
8,792	KYORIN Holdings, Inc.	183,932
12,403	Kyowa Hakko Kirin Co. Ltd.	212,744
7,288	Kyudenko Corp.	208,892
16,618	Kyushu Electric Power Co., Inc.	179,195
27,047	Kyushu Financial Group, Inc.	168,392

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
2,664	Lawson, Inc.	$176,851
35,238	Leopalace21 Corp.	187,144
10,808	Lion Corp.	195,081
7,271	M3, Inc.	185,835
10,834	Maeda Road Construction Co. Ltd.	199,632
5,331	Makita Corp.	190,102
5,802	Maruichi Steel Tube Ltd.	164,478
22,591	Matsui Securities Co. Ltd.	184,019
3,930	Matsumotokiyoshi Holdings Co. Ltd.	197,082
11,210	Medipal Holdings Corp.	185,442
6,832	Megmilk Snow Brand Co. Ltd.	203,789
2,343	MEIJI Holdings Co. Ltd.	198,841
3,836	Miraca Holdings, Inc.	176,882
10,548	MISUMI Group, Inc.	199,756
9,563	Mitsubishi Estate Co. Ltd.	182,732
5,976	Mitsubishi Shokuhin Co. Ltd.	191,123
9,042	Mitsubishi Tanabe Pharma Corp.	183,484
12,096	Mitsui & Co. Ltd.	170,692
8,545	Mitsui Fudosan Co. Ltd.	187,772
11,992	Miura Co. Ltd.	200,853
2,482	Mochida Pharmaceutical Co. Ltd.	187,035
4,130	Morinaga & Co. Ltd.	195,255
40,710	Nagoya Railroad Co. Ltd.	186,988
37,894	Nankai Electric Railway Co. Ltd.	186,291
11,112	Nexon Co. Ltd.	188,905
7,238	NH Foods Ltd.	205,835
16,191	NHK Spring Co. Ltd.	180,546
7,952	Nichirei Corp.	197,962
8,492	Nihon Kohden Corp.	192,055
6,050	Nihon M&A Center, Inc.	206,787
10,182	Nippo Corp.	196,022
29,945	Nippon Electric Glass Co. Ltd.	185,628
36,112	Nippon Express Co. Ltd.	198,264
13,477	Nippon Kayaku Co. Ltd.	184,014
3,432	Nippon Shinyaku Co. Ltd.	182,268
4,381	Nippon Telegraph & Telephone Corp.	187,431
14,346	Nipro Corp.	217,500
42,184	Nishi-Nippon Railroad Co. Ltd.	178,242
12,305	Nisshin Seifun Group, Inc.	188,654
3,336	Nissin Foods Holdings Co. Ltd.	190,936
1,640	Nitori Holdings Co. Ltd.	213,478
10,867	Nomura Real Estate Holdings, Inc.	183,570
5,385	Nomura Research Institute Ltd.	187,439
3,947	NTT Data Corp.	183,063
7,812	NTT DoCoMo, Inc.	188,379
20,077	NTT Urban Development Corp.	181,012
19,948	Obayashi Corp.	193,449
3,959	OBIC Co. Ltd.	213,808
9,333	Odakyu Electric Railway Co. Ltd.	181,017
8,333	Ono Pharmaceutical Co. Ltd.	171,713
3,201	Oracle Corp. Japan	184,358
3,255	Oriental Land Co. Ltd.	186,884
48,303	Osaka Gas Co. Ltd.	180,827
8,775	OSG Corp.	180,664
3,628	Otsuka Corp.	194,305
4,025	Otsuka Holdings Co. Ltd.	185,128

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
19,616	PanaHome Corp.(a)	$217,682
6,572	Park24 Co. Ltd.	169,503
3,882	Peptidream, Inc.(b)	232,286
6,308	Pigeon Corp.	195,233
4,636	Pilot Corp.	188,193
7,759	Pola Orbis Holdings, Inc.	178,749
18,684	Rakuten, Inc.	191,248
3,795	Recruit Holdings Co. Ltd.	191,674
13,006	Relo Group, Inc.	213,519
31,874	Rengo Co. Ltd.	192,725
10,106	Resorttrust, Inc.	173,888
21,276	Ricoh Co. Ltd.	177,125
2,300	Rinnai Corp.	191,065
9,741	Rohto Pharmaceutical Co. Ltd.	181,677
938	Ryohin Keikaku Co. Ltd.	211,549
5,243	Sankyo Co. Ltd.	182,731
9,299	Sanrio Co. Ltd.	169,930
12,936	Santen Pharmaceutical Co. Ltd.	181,849
7,392	Sapporo Holdings Ltd.	206,568
3,431	Sawai Pharmaceutical Co. Ltd.	187,448
5,013	SCSK Corp.	201,698
2,541	Secom Co. Ltd.	184,323
12,538	Sega Sammy Holdings, Inc.	168,381
10,774	Seibu Holdings, Inc.	188,088
11,564	Sekisui House Ltd.	191,869
4,694	Seven & i Holdings Co. Ltd.	198,338
59,530	Seven Bank Ltd.	199,733
18,406	Shikoku Electric Power Co., Inc.	221,097
7,243	Shimachu Co. Ltd.	167,446
11,350	Shimadzu Corp.	192,442
1,499	Shimamura Co. Ltd.	205,210
1,327	Shimano, Inc.	202,734
20,801	Shimizu Corp.	199,482
3,815	Shionogi & Co. Ltd.	196,209
6,990	Shiseido Co. Ltd.	189,126
16,334	Shochiku Co. Ltd.	186,243
18,388	Showa Shell Sekiyu K.K.	177,661
41,642	SKY Perfect JSAT Holdings, Inc.	190,895
12,565	Skylark Co. Ltd.	190,047
4,935	Sohgo Security Services Co. Ltd.	215,383
37,471	Sotetsu Holdings, Inc.	174,127
6,132	Square Enix Holdings Co. Ltd.	176,583
6,614	Stanley Electric Co. Ltd.	193,430
8,818	Start Today Co. Ltd.	188,273
3,985	Sugi Holdings Co. Ltd.	197,695
10,521	Sumitomo Dainippon Pharma Co. Ltd.	172,534
44,535	Sumitomo Osaka Cement Co. Ltd.	193,370
7,284	Sumitomo Real Estate Sales Co. Ltd.	234,588
6,930	Sumitomo Realty & Development Co. Ltd.	186,881
11,227	Sumitomo Rubber Industries Ltd.	201,838
5,571	Sundrug Co. Ltd.	195,412
4,447	Suntory Beverage & Food Ltd.	198,872
3,246	Sysmex Corp.	197,433
26,718	Taisei Corp.	203,735
2,244	Taisho Pharmaceutical Holdings Co. Ltd.	184,400
3,958	Takeda Pharmaceutical Co. Ltd.	189,680

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
10,940	Temp Holdings Co. Ltd.	$205,904
5,377	Terumo Corp.	196,084
7,616	TIS, Inc.	191,920
35,997	Tobu Railway Co., Ltd.	182,455
6,579	Toho Co. Ltd.	188,570
25,394	Toho Gas Co. Ltd.	181,565
14,455	Tohoku Electric Power Co., Inc.	192,699
10,261	Tokyo Broadcasting System Holdings, Inc.	182,078
48,086	Tokyo Electric Power Co. Holdings, Inc.(b)	186,788
41,132	Tokyo Gas Co. Ltd.	190,955
13,168	Tokyo Tatemono Co. Ltd.	179,676
24,653	Tokyu Corp.	176,488
32,495	Tokyu Fudosan Holdings Corp.	177,240
19,438	Toppan Forms Co. Ltd.	196,002
18,537	Toppan Printing Co. Ltd.	186,418
20,833	Toray Industries, Inc.	184,296
4,772	TOTO Ltd.	182,155
5,023	Toyo Suisan Kaisha Ltd.	188,357
106,623	Toyobo Co. Ltd.	188,434
4,240	Trend Micro, Inc.	186,382
7,113	TS Tech Co. Ltd.	186,519
6,298	Tsumura & Co.	203,681
1,995	Tsuruha Holdings, Inc.	202,238
9,129	TV Asahi Holdings Corp.	168,871
8,194	Unicharm Corp.	199,098
14,462	Ushio, Inc.	181,635
10,755	USS Co. Ltd.	190,072
14,915	Wacoal Holdings Corp.	188,930
6,614	Welcia Holdings Co. Ltd.	213,010
2,824	West Japan Railway Co.	188,588
39,877	Yahoo! Japan Corp.	170,641
3,345	Yakult Honsha Co. Ltd.	190,251
36,255	Yamada Denki Co. Ltd.	190,268
16,768	Yamaguchi Financial Group, Inc.	185,626
7,082	Yamaha Corp.	196,316
8,506	Yamato Holdings Co. Ltd.	183,787
9,251	Yamazaki Baking Co. Ltd.	194,946
5,673	Zenkoku Hosho Co. Ltd.	205,097
10,962	Zensho Holdings Co. Ltd.	187,633

		50,948,702

	Luxembourg—0.5%
94,293	L’Occitane International SA	197,617
2,408	RTL Group SA	186,569
9,181	SES SA FDR	200,703
11,258	Tenaris SA	176,290

		761,179

	Netherlands—1.1%
1,534	ASML Holding NV	202,709
3,909	Exor NV	219,433
7,273	Grandvision NV(c)	189,841
2,438	Heineken Holding NV	204,185
8,714	Koninklijke Ahold Delhaize NV	180,483
66,262	Koninklijke KPN NV	191,574
4,380	Koninklijke Vopak NV	197,557
6,023	NN Group NV	199,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Netherlands (continued)
4,522	Wolters Kluwer NV	$191,996

		1,777,426

	New Zealand—0.9%
108,604	Air New Zealand Ltd.	190,133
52,526	Contact Energy Ltd.	187,882
179,615	Kiwi Property Group Ltd.	175,724
81,539	Mercury NZ Ltd.	179,978
95,129	Meridian Energy Ltd.	180,911
28,957	Ryman Healthcare Ltd.	171,568
67,592	Sky Network Television Ltd.	179,124
78,547	Vector Ltd.	174,182

		1,439,502

	Norway—0.7%
10,526	AKER BP ASA	179,027
11,843	Gjensidige Forsikring ASA	182,349
10,589	Marine Harvest ASA	176,514
21,051	Orkla ASA	191,060
3,514	Schibsted ASA, Class A	87,578
3,810	Schibsted ASA, Class B	85,616
11,357	Telenor ASA	184,014

		1,086,158

	Portugal—0.2%
12,585	Galp Energia SGPS SA	195,562
11,518	Jeronimo Martins SGPS SA	211,342

		406,904

	Russia—0.1%
15,607	Polymetal International PLC	204,944

	Singapore—1.9%
103,945	Ascendas Real Estate Investment Trust REIT	190,384
166,550	CapitaLand Commercial Trust Ltd. REIT	193,635
131,900	CapitaLand Mall Trust REIT	185,908
105,144	ComfortDelGro Corp. Ltd.	206,120
6,141	Jardine Cycle & Carriage Ltd.	207,512
125,897	M1 Ltd.	195,461
27,501	Oversea-Chinese Banking Corp. Ltd.	192,824
51,963	SATS Ltd.	189,233
70,418	SIA Engineering Co. Ltd.	188,426
26,379	Singapore Airlines Ltd.	193,450
34,644	Singapore Exchange Ltd.	183,420
74,269	Singapore Press Holdings Ltd.	184,384
65,930	Singapore Telecommunications Ltd.	176,417
90,181	StarHub Ltd.	180,014
150,185	Suntec Real Estate Investment Trust REIT	190,189
24,202	Venture Corp. Ltd.	211,250

		3,068,627

	South Korea—9.1%
698	Amorepacific Corp.	179,116
1,265	Amorepacific Corp. (Preference Shares)	211,222
1,615	AMOREPACIFIC Group	186,635
2,079	BGF Retail Co. Ltd.	200,062
2,071	Celltrion, Inc.(b)	163,074
11,084	Cheil Worldwide, Inc.	179,717
576	CJ CheilJedang Corp.	172,613

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
1,330	CJ CheilJedang Corp. (Preference Shares)	$179,414
1,229	CJ Corp.	201,971
1,229	CJ Korea Express Corp.(b)	179,830
2,347	Coway Co. Ltd.	207,288
20,382	DGB Financial Group, Inc.	208,674
3,469	Dongbu Insurance Co. Ltd.	207,305
8,306	Dongsuh Cos., Inc.	225,187
1,009	E-Mart, Inc.	203,946
3,785	GS Holdings Corp.	197,250
3,993	GS Retail Co. Ltd.	186,333
3,512	Hankook Tire Co. Ltd.	181,788
659	Hanmi Pharm Co. Ltd.(b)	178,664
3,202	Hanmi Science Co. Ltd.(b)	170,807
22,932	Hanon Systems	170,494
955	Hanssem Co. Ltd.	184,638
8,362	Hanwha Chemical Corp.	184,818
5,770	Hanwha Corp.	202,576
9,956	Hite Jinro Co. Ltd.	182,864
2,113	Hyundai Department Store Co. Ltd.	200,548
4,795	Hyundai Development Co.-Engineering & Construction	188,361
4,395	Hyundai Engineering & Construction Co. Ltd.	187,518
1,368	Hyundai Glovis Co. Ltd.	174,321
1,299	Hyundai Heavy Industries Co. Ltd.(b)	188,360
2,902	Hyundai Mipo Dockyard Co. Ltd.(b)	236,159
824	Hyundai Mobis Co. Ltd.	160,759
1,103	Hyundai Motor Co.	139,583
175	Hyundai Motor Co. (Preference Shares)	14,195
275	Hyundai Motor Co. (2nd Preference Shares)	23,998
3,362	Hyundai Steel Co.	162,206
17,008	Industrial Bank of Korea	186,835
2,482	Kakao Corp.	197,181
5,996	Kangwon Land, Inc.	190,487
612	KCC Corp.	183,132
3,450	KEPCO Plant Service & Engineering Co. Ltd.	174,031
4,861	Korea Electric Power Corp.	193,731
4,292	Korea Gas Corp.(b)	175,769
505	Korea Zinc Co. Ltd.	188,837
2,209	KT Corp. ADR	36,647
5,660	KT Corp.	160,165
2,050	KT&G Corp.	182,859
2,739	Kumho Petrochemical Co. Ltd.	183,178
3,375	LG Corp.	200,501
7,735	LG Display Co. Ltd.	199,850
3,308	LG Electronics, Inc.	200,881
523	LG Electronics, Inc. (Preference Shares)	13,490
207	LG Household & Health Care Ltd.	157,538
50	LG Household & Health Care Ltd. (Preference Shares)	23,508
16,553	LG Uplus Corp.	210,204
576	Lotte Chemical Corp.	173,119
140	Lotte Chilsung Beverage Co. Ltd.	206,327
1,075	Lotte Confectionery Co. Ltd.	193,668
3,099	LS Corp.	177,568
791	Mando Corp.	159,882
768	NCSOFT Corp.	242,974

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
3,625	NHN Entertainment Corp.(b)	$198,150
666	Nongshim Co. Ltd.	185,537
298	Orion Corp.	177,035
282	Ottogi Corp.	182,647
13,551	Paradise Co. Ltd.	167,914
748	POSCO	175,841
8,557	POSCO Daewoo Corp.	180,480
2,307	S-1 Corp.	197,876
4,960	Samsung Card Co. Ltd.	173,920
16,941	Samsung Engineering Co. Ltd.(b)	181,633
824	Samsung Fire & Marine Insurance Co. Ltd.	194,070
1,980	Samsung Life Insurance Co. Ltd.	190,535
1,630	Samsung SDS Co. Ltd.	196,964
1,053	Shinsegae, Inc.	189,242
972	SK Holdings Co. Ltd.	207,145
4,538	SK Hynix, Inc.	215,355
28,347	SK Networks Co. Ltd.	199,543
907	SK Telecom Co. Ltd.	190,901
6,680	SKC Co. Ltd.	168,189
2,451	S-Oil Corp.	214,751
938	Yuhan Corp.	191,244

		14,613,628

	Spain—2.5%
12,754	Abertis Infraestructuras SA	224,299
2,474	Acciona SA	204,048
1,295	Aena SA(c)	228,451
3,981	Amadeus IT Group SA	214,588
24,018	Bankinter SA	211,406
4,020	Corp. Financiera Alba SA	218,441
33,357	Distribuidora Internacional de Alimentacion SA	198,511
28,134	EDP Renovaveis SA	214,302
7,537	Enagas SA	198,209
8,699	Endesa SA	204,943
9,763	Ferrovial SA	207,685
8,443	Gamesa Corp. Tecnologica SA	182,363
9,604	Gas Natural SDG SA	217,114
5,241	Grifols SA	140,711
4,059	Grifols SA (Preference Shares), Class B	86,611
27,864	Iberdrola SA	200,321
5,821	Industria de Diseno Textil SA	223,188
16,316	MERLIN Properties SOCIMI SA REIT	193,042
10,256	Red Electrica Corp. SA	199,912
23,399	Zardoya Otis SA	216,838

		3,984,983

	Sweden—2.1%
10,239	Alfa Laval AB(a)	210,104
9,527	ASSA ABLOY AB, Class B	206,468
7,657	Fastighets AB Balder, Class B(b)	171,043
494	Fastighets AB Balder (Preference Shares)	18,968
7,013	Hennes & Mauritz AB, Class B	173,765
21,630	Husqvarna AB, Class B	215,083
5,707	ICA Gruppen AB	194,900
8,855	Industrivarden AB, Class A	220,505
4,638	Investment AB Latour, Class B	209,671

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Sweden (continued)
2,858	L E Lundbergforetagen AB, Class B	$207,052
7,774	Skanska AB, Class B	186,036
9,833	SKF AB, Class B	216,098
6,092	Svenska Cellulosa AB (SCA), Class B	201,856
13,008	Svenska Handelsbanken AB, Class A	184,657
310	Svenska Handelsbanken AB, Class B	4,369
7,505	Swedbank AB, Class A	177,903
6,010	Swedish Match AB	198,324
28,478	Telefonaktiebolaget LM Ericsson, Class B	183,640
46,116	Telia Co. AB	188,010

		3,368,452

	Switzerland—3.7%
1,418	Baloise Holding AG	207,832
271	Banque Cantonale Vaudoise	196,284
144	Barry Callebaut AG	197,603
2	Chocoladefabriken Lindt & Spruengli AG	132,824
15	Chocoladefabriken Lindt & Spruengli AG-PC	84,309
2,525	Compagnie Financiere Richemont SA	210,913
2,302	DKSH Holding AG	185,117
325	EMS-CHEMIE HOLDING AG	203,564
912	Flughafen Zuerich AG	200,824
159	Galenica AG	172,665
427	Geberit AG	194,401
102	Givaudan SA	196,428
330	Helvetia Holding AG(b)	183,158
1,301	Kuehne + Nagel International AG	196,565
2,506	Nestle SA	192,963
355	Partners Group Holding AG(a)	214,508
1,987	PSP Swiss Property AG	178,050
732	Roche Holding AG	191,410
29	Roche Holding AG-BR	7,589
327	Schindler Holding AG	64,911
645	Schindler Holding AG-PC	131,728
86	SGS SA	193,434
34	Sika AG-BR	216,887
1,410	Sonova Holding AG	208,359
437	Straumann Holding AG	230,474
1,782	Sulzer AG	207,836
683	Swatch Group AG (The)	52,969
423	Swatch Group AG (The)-BR	169,251
2,134	Swiss Prime Site AG	184,899
2,071	Swiss RE AG	180,168
420	Swisscom AG	183,113
429	Syngenta AG(b)	199,276
2,396	Temenos Group AG	207,359
3,037	Wolseley PLC	192,684

		5,970,355

	United Kingdom—8.9%
8,254	Admiral Group PLC	214,747
9,015	Ashtead Group PLC	190,226
5,700	Associated British Foods PLC	207,220
37,773	Auto Trader Group PLC(c)	196,013
29,980	Aviva PLC	203,436
23,706	BAE Systems PLC	192,299
65,907	Barclays PLC	180,980

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
29,505	Barratt Developments PLC	$221,207
5,793	Bellway PLC	213,299
5,125	Berkeley Group Holdings PLC (The)	216,021
74,979	Booker Group PLC	188,188
2,971	British American Tobacco PLC	200,451
24,174	British Land Co. PLC (The) REIT	205,321
45,638	BT Group PLC	179,937
26,492	Capita PLC	190,564
20,762	Daily Mail & General Trust PLC NV, Class A	192,189
2,200	DCC PLC	202,938
43,459	Direct Line Insurance Group PLC	196,338
49,268	Dixons Carphone PLC	213,849
33,495	DS Smith PLC	186,987
15,869	easyJet PLC	239,796
57,529	G4S PLC	227,080
15,350	Halma PLC	209,116
25,366	Hammerson PLC REIT	192,801
11,181	Hargreaves Lansdown PLC	199,333
67,533	Henderson Group PLC	201,652
34,888	Howden Joinery Group PLC	208,981
23,092	HSBC Holdings PLC	190,156
3,936	Imperial Brands PLC	192,587
22,215	Informa PLC	184,515
27,800	International Consolidated Airlines Group SA	201,411
52,033	Intu Properties PLC REIT	185,595
74,539	ITV PLC	202,513
55,786	J Sainsbury PLC	198,765
19,760	John Wood Group PLC	194,162
30,137	Just Eat PLC(b)	224,971
45,346	Kingfisher PLC	200,228
60,131	Legal & General Group PLC	191,452
217,390	Lloyds Banking Group PLC	194,624
4,850	London Stock Exchange Group PLC	212,273
44,589	Marks & Spencer Group PLC	211,481
31,729	Meggitt PLC	189,853
6,910	Micro Focus International PLC	231,362
15,272	National Grid PLC	197,581
3,942	Next PLC	219,553
17,228	Pennon Group PLC	191,014
7,244	Persimmon PLC(b)	218,366
5,113	Provident Financial PLC	211,943
9,286	Prudential PLC	206,156
2,066	Reckitt Benckiser Group PLC	190,069
10,557	RELX NV	204,112
9,919	RELX PLC	200,960
3,798	Rightmove PLC	205,686
36,006	Royal Mail PLC	187,496
16,351	RPC Group PLC	171,560
4,858	Schroders PLC	200,304
31,621	Segro PLC REIT	198,698
6,385	Severn Trent PLC	192,059
12,328	Smith & Nephew PLC	202,557
10,094	Smiths Group PLC	214,169
9,687	SSE PLC	174,328
20,064	Tate & Lyle PLC	196,371
83,842	Taylor Wimpey PLC	216,941
79,238	Tesco PLC(b)	187,857

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
9,808	Travis Perkins PLC	$204,421
3,919	Unilever NV CVA	205,463
15,256	United Utilities Group PLC	192,144
3,903	Whitbread PLC	203,748
57,180	William Hill PLC	217,121
61,539	WM Morrison Supermarkets PLC	190,999
7,869	WPP PLC	168,284

		14,246,877

	United States—0.5%
3,404	Carnival PLC	209,891
6,499	Qiagen NV	194,266
61,091	Samsonite International SA	236,036
4,381	Thomson Reuters Corp.	198,752

		838,945

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $150,544,046)—99.7%	160,026,939

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.9%
1,464,950	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $1,464,950)	1,464,950

	Total Investments (Cost $152,008,996)—100.6%	161,491,889
	Other assets less liabilities—(0.6)%	(1,035,775)

	Net Assets—100.0%	$160,456,114

Investment Abbreviations:

ADR—American Depositary Receipt

BR—Bearer Shares

CVA—Dutch Certificates

FDR—Fiduciary Depositary Receipt

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2017.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $826,517, which represented less than 1% of the Fund’s Net Assets.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Consumer Discretionary	16.3
Financials	15.0
Information Technology	12.1
Industrials	11.5
Real Estate	11.1
Consumer Staples	11.0
Health Care	10.4
Utilities	7.8
Materials	3.1
Telecommunication Services	0.9
Energy	0.8
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—16.3%
2,035	Advance Auto Parts, Inc.	$289,255
6,251	AMC Networks, Inc., Class A(b)	373,060
10,035	Aramark	366,478
441	AutoZone, Inc.(b)	305,256
7,556	Best Buy Co., Inc.	391,476
6,503	Brinker International, Inc.	287,368
3,927	Burlington Stores, Inc.(b)	388,459
5,549	Cabela’s, Inc.(b)	302,975
10,343	CalAtlantic Group, Inc.	374,624
3,784	Carter’s, Inc.	348,279
888	Chipotle Mexican Grill, Inc.(b)	421,329
6,713	Choice Hotels International, Inc.	420,905
9,490	Coach, Inc.	373,811
7,191	CST Brands, Inc.	347,253
12,458	D.R. Horton, Inc.	409,744
4,711	Darden Restaurants, Inc.	401,330
5,846	Dick’s Sporting Goods, Inc.	295,515
4,829	Dillard’s, Inc., Class A	267,382
6,011	DISH Network Corp., Class A(b)	387,349
4,467	Dollar General Corp.	324,796
3,916	Dollar Tree, Inc.(b)	324,127
2,055	Domino’s Pizza, Inc.	372,756
6,361	Dunkin’ Brands Group, Inc.	355,326
4,818	Foot Locker, Inc.	372,624
13,831	Gap, Inc. (The)	362,372
6,622	Garmin Ltd.	336,663
3,588	Genuine Parts Co.	330,168
706	Graham Holdings Co., Class B	424,800
15,583	H&R Block, Inc.	386,303

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
14,867	Hanesbrands, Inc.	$324,249
5,672	Harley-Davidson, Inc.	322,226
4,044	Hasbro, Inc.	400,801
2,722	Home Depot, Inc. (The)	424,904
23,256	Kate Spade & Co.(b)	404,654
6,415	Kohl’s Corp.	250,377
4,919	L Brands, Inc.	259,772
7,187	Leggett & Platt, Inc.	377,605
16,676	Liberty Interactive Corp. QVC Group, Series A(b)	353,198
6,061	Lululemon Athletica, Inc.(b)	315,172
8,184	Macy’s, Inc.	239,137
10,938	Mattel, Inc.	245,230
2,895	McDonald’s Corp.	405,097
7,428	Michael Kors Holdings Ltd.(b)	277,287
14,165	Michaels Cos., Inc. (The)(b)	330,894
5,064	Murphy USA, Inc.(b)	352,303
2,952	Netflix, Inc.(b)	449,294
6,897	NIKE, Inc., Class B	382,163
6,175	Nordstrom, Inc.	298,067
220	NVR, Inc.(b)	464,475
1,258	O’Reilly Automotive, Inc.(b)	312,173
1,629	Panera Bread Co., Class A(b)	509,356
3,433	Pool Corp.	410,656
18,640	PulteGroup, Inc.	422,569
3,259	PVH Corp.	329,257
3,302	Ralph Lauren Corp., Class A	266,537
15,074	Regal Entertainment Group, Class A	332,683
5,110	Ross Stores, Inc.	332,150

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Discretionary (continued)
13,187	Sally Beauty Holdings, Inc.(b)	$250,817
12,795	Service Corp. International	412,255
9,035	Servicemaster Global Holdings, Inc.(b)	344,234
3,784	Signet Jewelers Ltd.	249,139
5,991	Six Flags Entertainment Corp.	375,097
15,160	Skechers U.S.A., Inc., Class A(b)	382,790
5,957	Starbucks Corp.	357,777
4,472	Target Corp.	249,761
3,762	Time Warner, Inc.	373,454
4,408	TJX Cos., Inc. (The)	346,645
1,359	Ulta Beauty, Inc.(b)	382,477
11,213	Under Armour, Inc., Class A(b)	240,967
10,930	Urban Outfitters, Inc.(b)	250,078
2,181	Vail Resorts, Inc.	431,096
6,335	VF Corp.	346,081
8,601	Vista Outdoor, Inc.(b)	168,236
4,473	Visteon Corp.(b)	460,495
6,304	Williams-Sonoma, Inc.	340,731
5,448	Yum! Brands, Inc.	358,206

		26,454,405

	Consumer Staples—11.0%
5,401	Altria Group, Inc.	387,684
7,990	Archer-Daniels-Midland Co.	365,543
2,565	Brown-Forman Corp., Class A	123,274
4,942	Brown-Forman Corp., Class B	233,855
6,070	Campbell Soup Co.	349,268
2,868	Casey’s General Stores, Inc.	321,417
7,886	Church & Dwight Co., Inc.	390,594
2,989	Clorox Co. (The)	399,599
8,558	Coca-Cola Co. (The)	369,278
5,294	Colgate-Palmolive Co.	381,380
9,413	Conagra Brands, Inc.	365,036
2,285	Constellation Brands, Inc., Class A	394,254
2,301	Costco Wholesale Corp.	408,474
18,458	Coty, Inc., Class A	329,475
4,491	CVS Health Corp.	370,238
3,982	Dr Pepper Snapple Group, Inc.	364,950
4,363	Edgewell Personal Care Co.(b)	311,911
4,445	Estee Lauder Cos., Inc. (The), Class A	387,337
22,253	Flowers Foods, Inc.	436,381
5,667	General Mills, Inc.	325,909
7,044	Herbalife Ltd.(b)	445,603
3,573	Hershey Co. (The)	386,599
10,086	Hormel Foods Corp.	353,817
2,942	Ingredion, Inc.	364,278
2,742	JM Smucker Co. (The)	347,466
4,797	Kellogg Co.	340,587
2,988	Kimberly-Clark Corp.	387,693
4,230	Kraft Heinz Co. (The)	382,350
10,693	Kroger Co. (The)	317,047
3,788	McCormick & Co., Inc.	378,421
3,523	Molson Coors Brewing Co., Class B	337,821
8,374	Mondelez International, Inc., Class A	377,081
7,717	Monster Beverage Corp.(b)	350,198
6,619	Nu Skin Enterprises, Inc., Class A	365,567
3,451	PepsiCo, Inc.	390,929

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
3,985	Philip Morris International, Inc.	$441,697
19,956	Pilgrim’s Pride Corp.	518,058
6,969	Pinnacle Foods, Inc.	405,247
4,188	Procter & Gamble Co. (The)	365,738
6,384	Reynolds American, Inc.	411,768
2,881	Spectrum Brands Holdings, Inc.	414,086
17,259	Sprouts Farmers Market, Inc.(b)	385,048
6,486	Sysco Corp.	342,915
5,071	TreeHouse Foods, Inc.(b)	444,220
6,078	Tyson Foods, Inc., Class A	390,572
4,076	Walgreens Boots Alliance, Inc.	352,737
4,904	Wal-Mart Stores, Inc.	368,683
11,364	Whole Foods Market, Inc.	413,309

		17,795,392

	Energy—0.8%
6,107	Dril-Quip, Inc.(b)	314,816
3,956	Exxon Mobil Corp.	323,007
4,156	Phillips 66	330,651
5,609	Valero Energy Corp.	362,398

		1,330,872

	Financials—15.0%
4,838	Aflac, Inc.	362,269
18,508	Agnc Investment Corp. REIT	389,964
609	Alleghany Corp.(b)	371,916
7,378	Allied World Assurance Co. Holdings AG	391,698
4,938	Allstate Corp. (The)	401,410
17,783	Ally Financial, Inc.	352,103
4,200	American Financial Group, Inc.	408,702
13,564	AmTrust Financial Services, Inc.	217,702
33,792	Annaly Capital Management, Inc. REIT	399,083
3,026	Aon PLC	362,636
4,175	Arch Capital Group Ltd.(b)	404,850
6,778	Aspen Insurance Holdings Ltd. (Bermuda)	354,828
15,114	Associated Banc-Corp.	376,339
4,000	Assurant, Inc.	384,960
9,658	Assured Guaranty Ltd.	368,260
5,660	Axis Capital Holdings Ltd.	372,994
4,141	Bank of Hawaii Corp.	337,409
9,747	BankUnited, Inc.	343,972
2,194	Berkshire Hathaway, Inc., Class B(b)	362,471
7,967	Brown & Brown, Inc.	341,784
5,013	CBOE Holdings, Inc.	413,121
2,698	Chubb Ltd.	370,300
4,500	Cincinnati Financial Corp.	324,405
3,059	CME Group, Inc.	355,425
9,023	CNA Financial Corp.	408,381
6,300	Commerce Bancshares, Inc.	346,185
1,800	Credit Acceptance Corp.(b)	365,850
3,223	Erie Indemnity Co., Class A	399,072
1,641	Everest Re Group Ltd.	413,056
2,156	FactSet Research Systems, Inc.	351,989
9,150	First American Financial Corp.	397,201
4,217	First Republic Bank	389,904
10,813	FNF Group	442,792
3,989	Hanover Insurance Group, Inc. (The)	352,109

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
7,328	Hartford Financial Services Group, Inc. (The)	$354,382
6,234	Intercontinental Exchange, Inc.	375,287
19,951	KeyCorp	363,906
7,735	Loews Corp.	360,606
2,400	M&T Bank Corp.	372,984
385	Markel Corp.(b)	373,296
2,084	MarketAxess Holdings, Inc.	401,212
4,983	Marsh & McLennan Cos., Inc.	369,390
5,914	Mercury General Corp.	363,652
44,162	MFA Financial, Inc. REIT	366,986
3,437	Moody’s Corp.	406,666
4,736	Morningstar, Inc.	346,344
5,388	Nasdaq, Inc.	371,072
19,325	Old Republic International Corp.	399,641
18,448	People’s United Financial, Inc.	322,287
3,123	PNC Financial Services Group, Inc. (The)	373,979
6,162	ProAssurance Corp.	381,428
10,370	Progressive Corp. (The)	411,896
2,830	Reinsurance Group of America, Inc.	353,863
2,646	RenaissanceRe Holdings Ltd. (Bermuda)	376,182
15,369	Starwood Property Trust, Inc. REIT	348,723
9,993	Synchrony Financial	277,805
18,536	TFS Financial Corp.	306,585
7,991	Thomson Reuters Corp.	363,031
4,928	Torchmark Corp.	378,027
39,834	Two Harbors Investment Corp. REIT	397,942
6,961	U.S. Bancorp	356,960
6,355	Validus Holdings Ltd.	351,304
5,590	W.R. Berkley Corp.	380,008
6,525	Wells Fargo & Co.	351,306
422	White Mountains Insurance Group Ltd.	362,473
9,559	XL Group Ltd. (Bermuda)	400,044

		24,354,407

	Health Care—10.4%
3,077	ABIOMED, Inc.(b)	400,995
2,640	Aetna, Inc.	356,585
4,428	AmerisourceBergen Corp.	363,317
2,424	Anthem, Inc.	431,205
7,783	Baxter International, Inc.	433,357
2,042	Becton, Dickinson and Co.	381,793
1,175	Biogen, Inc.(b)	318,672
2,029	Bio-Rad Laboratories, Inc., Class A(b)	442,850
3,278	Bio-Techne Corp.	351,008
588	Bioverativ, Inc.(b)	34,580
16,879	Boston Scientific Corp.(b)	445,268
1,641	C.R. Bard, Inc.	504,575
4,863	Cardinal Health, Inc.	353,005
6,104	Centene Corp.(b)	454,138
6,938	Cerner Corp.(b)	449,235
4,857	Charles River Laboratories International, Inc.(b)	435,673
2,615	Cigna Corp.	408,908
2,140	Cooper Cos., Inc. (The)	428,706
4,418	Danaher Corp.	368,152
4,168	Edwards Lifesciences Corp.(b)	457,105
5,146	Eli Lilly & Co.	422,281
5,069	Envision Healthcare Corp.(b)	284,016

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
4,872	HCA Holdings, Inc.(b)	$410,271
6,589	Hill-Rom Holdings, Inc.	498,392
9,021	Hologic, Inc.(b)	407,298
1,625	Humana, Inc.	360,717
2,989	IDEXX Laboratories, Inc.(b)	501,345
2,639	Illumina, Inc.(b)	487,846
546	Intuitive Surgical, Inc.(b)	456,385
3,104	Johnson & Johnson	383,251
6,286	LifePoint Health, Inc.(b)	390,675
5,274	MEDNAX, Inc.(b)	318,339
4,730	Medtronic PLC	393,016
4,000	Perrigo Co. PLC	295,760
10,745	Pfizer, Inc.	364,470
11,458	Premier, Inc., Class A(b)	387,280
4,494	Quintiles IMS Holdings, Inc.(b)	378,754
3,038	Stryker Corp.	414,292
2,377	Teleflex, Inc.	491,777
2,182	UnitedHealth Group, Inc.	381,588
2,807	Universal Health Services, Inc., Class B	338,973
1,537	Varex Imaging Corp.(b)	51,582
3,844	Varian Medical Systems, Inc.(b)	348,805
2,521	WellCare Health Plans, Inc.(b)	386,747

		16,972,987

	Industrials—11.5%
2,052	3M Co.	401,843
6,188	AGCO Corp.	395,970
4,198	Alaska Air Group, Inc.	357,208
1,011	AMERCO	378,579
7,294	AMETEK, Inc.	417,217
8,819	BWX Technologies, Inc.	433,630
4,613	C.H. Robinson Worldwide, Inc.	335,365
3,079	Carlisle Cos., Inc.	312,180
3,013	Cintas Corp.	369,002
9,182	Colfax Corp.(b)	371,596
23,653	Covanta Holding Corp.	344,151
2,435	Cummins, Inc.	367,539
3,447	Deere & Co.	384,720
3,032	Equifax, Inc.	410,260
6,548	Expeditors International of Washington, Inc.	367,277
1,970	General Dynamics Corp.	381,766
11,227	General Electric Co.	325,471
4,251	Graco, Inc.	458,470
1,956	HEICO Corp.	139,013
4,138	HEICO Corp., Class A	253,659
3,030	Honeywell International, Inc.	397,354
1,932	Huntington Ingalls Industries, Inc.	388,120
17,189	JetBlue Airways Corp.(b)	375,236
3,894	Kansas City Southern	350,733
8,192	KAR Auction Services, Inc.	357,335
5,443	Kirby Corp.(b)	384,276
4,241	Landstar System, Inc.	362,393
1,303	Lockheed Martin Corp.	351,093
3,866	MSC Industrial Direct Co., Inc., Class A	346,123
8,012	Nielsen Holdings PLC	329,534
1,384	Northrop Grumman Corp.	340,409
4,047	Orbital ATK, Inc.	400,653

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
5,557	PACCAR, Inc.	$370,819
24,067	Pitney Bowes, Inc.	319,850
10,242	Quanta Services, Inc.(b)	362,976
2,310	Raytheon Co.	358,535
6,223	Republic Services, Inc.	391,987
5,507	Rockwell Collins, Inc.	573,224
10,748	Rollins, Inc.	417,345
2,066	Snap-on, Inc.	346,117
6,211	Spirit Airlines, Inc.(b)	355,704
4,732	Stericycle, Inc.(b)	403,829
6,524	Toro Co. (The)	423,538
1,374	TransDigm Group, Inc.	339,007
2,980	United Parcel Service, Inc., Class B	320,231
3,207	United Technologies Corp.	381,601
4,156	Verisk Analytics, Inc.(b)	344,158
1,498	W.W. Grainger, Inc.	288,665
4,079	Wabtec Corp.	342,187
4,967	Waste Management, Inc.	361,498
2,319	Watsco, Inc.	321,877

		18,611,323

	Information Technology—12.1%
9,596	Activision Blizzard, Inc.	501,391
3,423	Adobe Systems, Inc.(b)	457,792
5,177	Akamai Technologies, Inc.(b)	315,486
5,856	Amdocs Ltd.	358,622
5,059	Amphenol Corp., Class A	365,816
3,674	ANSYS, Inc.(b)	404,728
3,596	Automatic Data Processing, Inc.	375,746
7,526	Avnet, Inc.	291,181
9,334	Black Knight Financial Services, Inc., Class A(b)	386,428
5,335	Broadridge Financial Solutions, Inc.	373,130
27,986	Brocade Communications Systems, Inc.	351,784
10,806	CA, Inc.	354,761
13,141	Cadence Design Systems, Inc.(b)	428,002
5,985	CDK Global, Inc.	389,085
6,741	CDW Corp.	398,326
6,271	Cognizant Technology Solutions Corp., Class A(b)	377,702
7,388	Conduent, Inc.(b)	120,498
9,153	CoreLogic, Inc.(b)	391,199
13,640	Cree, Inc.(b)	298,443
7,483	Dolby Laboratories, Inc., Class A	394,579
6,771	EchoStar Corp., Class A(b)	389,739
4,359	Electronic Arts, Inc.(b)	413,320
4,816	Euronet Worldwide, Inc.(b)	397,898
2,453	F5 Networks, Inc.(b)	316,756
2,916	Facebook, Inc., Class A(b)	438,129
4,475	Fidelity National Information Services, Inc.	376,750
11,389	First Solar, Inc.(b)	336,545
3,301	Fiserv, Inc.(b)	393,281
2,313	FleetCor Technologies, Inc.(b)	326,457
9,617	FLIR Systems, Inc.	353,232
11,474	Fortinet, Inc.(b)	447,486
14,432	Genpact Ltd.	352,429
3,336	Harris Corp.	373,265
16,606	Jabil Circuit, Inc.	481,906

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Information Technology (continued)
3,996	Jack Henry & Associates, Inc.	$387,292
3,379	Mastercard, Inc., Class A	393,045
4,303	Motorola Solutions, Inc.	369,929
11,719	National Instruments Corp.	409,110
8,593	Oracle Corp.	386,341
5,858	Paychex, Inc.	347,262
13,359	Sabre Corp.	312,734
4,578	Skyworks Solutions, Inc.	456,610
11,507	SS&C Technologies Holdings, Inc.	422,767
5,711	Synopsys, Inc.(b)	420,901
2,320	Tyler Technologies, Inc.(b)	379,529
6,120	Vantiv, Inc., Class A(b)	379,685
4,379	VeriSign, Inc.(b)	389,381
4,467	Visa, Inc., Class A	407,480
4,255	VMware, Inc., Class A(b)	400,481
16,422	Western Union Co. (The)	326,141
36,936	Xerox Corp.	265,570
6,399	Xilinx, Inc.	403,841

		19,589,991

	Materials—3.1%
4,718	AptarGroup, Inc.	378,855
4,600	Ball Corp.	353,694
6,897	Bemis Co., Inc.	309,882
6,781	Cabot Corp.	408,148
4,454	Compass Minerals International, Inc.	293,964
2,959	Ecolab, Inc.	381,977
3,362	Monsanto Co.	392,043
826	NewMarket Corp.	388,798
3,785	Scotts Miracle-Gro Co. (The)	365,631
7,573	Sealed Air Corp.	333,364
7,109	Silgan Holdings, Inc.	430,948
10,519	Southern Copper Corp. (Peru)	372,057
36,049	Tahoe Resources, Inc.	290,555
5,291	W.R. Grace & Co.	368,889

		5,068,805

	Real Estate—11.1%
7,330	American Campus Communities, Inc. REIT	347,369
3,440	American Tower Corp. REIT	433,234
8,204	Apartment Investment & Management Co., Class A REIT	358,843
18,729	Apple Hospitality REIT, Inc. REIT	350,794
2,099	AvalonBay Communities, Inc. REIT	398,474
14,183	Brixmor Property Group, Inc. REIT	280,114
4,387	Camden Property Trust REIT	361,182
4,137	Crown Castle International Corp. REIT	391,360
14,009	CubeSmart REIT	354,988
8,092	CyrusOne, Inc. REIT	442,147
22,691	DDR Corp. REIT	245,290
3,740	Digital Realty Trust, Inc. REIT	429,502
4,966	EPR Properties REIT	361,078
1,040	Equinix, Inc. REIT	434,408
11,875	Equity Commonwealth REIT(b)	379,881
4,974	Equity LifeStyle Properties, Inc. REIT	402,446
5,754	Equity Residential REIT	371,593
1,600	Essex Property Trust, Inc. REIT	391,152

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
4,923	Extra Space Storage, Inc. REIT	$371,834
2,459	Federal Realty Investment Trust REIT	321,859
11,319	Gaming and Leisure Properties, Inc. REIT	393,901
13,629	GGP, Inc. REIT	294,523
12,211	Healthcare Trust of America, Inc., Class A REIT	389,409
10,466	Iron Mountain, Inc. REIT	363,798
13,523	Kimco Realty Corp. REIT	274,382
4,251	Life Storage, Inc. REIT	333,236
5,087	Macerich Co. (The) REIT	317,581
3,769	Mid-America Apartment Communities, Inc. REIT	373,923
8,092	National Retail Properties, Inc. REIT	341,644
11,724	OMEGA Healthcare Investors, Inc. REIT	386,892
17,584	Piedmont Office Realty Trust, Inc., Class A REIT	384,210
1,684	Public Storage REIT	352,596
13,027	Rayonier, Inc. REIT	367,622
6,229	Realty Income Corp. REIT	363,462
10,494	Regency Centers Corp. REIT	663,011
22,630	Retail Properties of America, Inc., Class A REIT	301,884
3,553	SBA Communications Corp. REIT(b)	449,419
19,122	Senior Housing Properties Trust REIT	411,505
1,922	Simon Property Group, Inc. REIT	317,630
32,007	Spirit Realty Capital, Inc. REIT	301,506
13,971	STORE Capital Corp. REIT	335,164
4,786	Sun Communities, Inc. REIT	400,157
10,020	Tanger Factory Outlet Centers, Inc. REIT	312,524
4,752	Taubman Centers, Inc. REIT	297,238
10,144	UDR, Inc. REIT	378,777
5,717	Ventas, Inc. REIT	365,945
9,725	Weingarten Realty Investors REIT	318,688
5,500	Welltower, Inc. REIT	392,920
5,943	WP Carey, Inc. REIT	372,032

		17,983,127

	Telecommunication Services—0.9%
8,940	AT&T, Inc.	354,292
14,682	CenturyLink, Inc.	376,887
6,371	T-Mobile US, Inc.(b)	428,577
6,921	Verizon Communications, Inc.	317,743

		1,477,499

	Utilities—7.8%
9,614	Alliant Energy Corp.	378,023
7,031	Ameren Corp.	384,525
5,848	American Electric Power Co., Inc.	396,670
4,766	American Water Works Co., Inc.	380,136
11,615	Aqua America, Inc.	384,340
4,856	Atmos Energy Corp.	393,433
9,548	Avangrid, Inc.	415,338
8,586	CMS Energy Corp.	389,804
4,949	Consolidated Edison, Inc.	392,357
4,711	Dominion Resources, Inc.	364,773
3,709	DTE Energy Co.	387,924
4,682	Duke Energy Corp.	386,265

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
5,022	Edison International	$401,609
5,025	Entergy Corp.	383,207
6,690	Eversource Energy	397,386
10,622	Exelon Corp.	367,840
13,087	Great Plains Energy, Inc.	387,244
11,213	Hawaiian Electric Industries, Inc.	375,860
3,023	NextEra Energy, Inc.	403,752
15,740	NiSource, Inc.	381,695
10,912	OGE Energy Corp.	379,519
5,873	PG&E Corp.	393,785
4,672	Pinnacle West Capital Corp.	397,540
10,321	PPL Corp.	393,333
8,359	Public Service Enterprise Group, Inc.	368,214
4,897	SCANA Corp.	324,720
3,530	Sempra Energy	398,961
7,376	Southern Co. (The)	367,325
7,709	UGI Corp.	386,683
7,037	Vectren Corp.	418,139
6,167	WEC Energy Group, Inc.	373,227
6,062	Westar Energy, Inc.	315,406
8,853	Xcel Energy, Inc.	398,828

		12,667,861

	Total Investments (Cost $147,207,671)—100.0%	162,306,669
	Other assets less liabilities—0.0%	28,380

	Net Assets—100.0%	$162,335,049

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	25.1
Financials	16.7
Information Technology	16.1
Health Care	14.0
Consumer Discretionary	13.4
Consumer Staples	8.1
Materials	3.8
Telecommunication Services	1.1
Energy	1.0
Real Estate	0.8
Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Consumer Discretionary—13.4%
1,480	AutoZone, Inc.(b)	$1,024,441
32,166	Comcast Corp., Class A	1,260,586
10,861	Genuine Parts Co.	999,429
8,339	Home Depot, Inc. (The)	1,301,718
40,060	Interpublic Group of Cos., Inc. (The)	944,214
21,574	Leggett & Platt, Inc.	1,133,498
13,098	Lowe’s Cos., Inc.	1,111,758
10,850	McDonald’s Corp.	1,518,241
13,406	Omnicom Group, Inc.	1,100,901
14,748	Ross Stores, Inc.	958,620
18,970	Starbucks Corp.	1,139,338
14,208	TJX Cos., Inc. (The)	1,117,317
11,966	Walt Disney Co. (The)	1,383,270
15,388	Yum! Brands, Inc.	1,011,761

		16,005,092

	Consumer Staples—8.1%
34,510	Coca-Cola Co. (The)	1,489,107
25,196	Conagra Brands, Inc.	977,101
6,898	Costco Wholesale Corp.	1,224,533
13,342	Estee Lauder Cos., Inc. (The), Class A	1,162,622
12,024	Philip Morris International, Inc.	1,332,740
16,116	Procter & Gamble Co. (The)	1,407,410
20,884	Sysco Corp.	1,104,137
12,049	Walgreens Boots Alliance, Inc.	1,042,720

		9,740,370

	Energy—1.0%
14,194	Exxon Mobil Corp.	1,158,940

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials—16.7%
18,447	Aflac, Inc.	$1,381,311
18,120	Allstate Corp. (The)	1,472,975
10,457	Aon PLC	1,253,167
22,693	Arthur J. Gallagher & Co.	1,266,496
8,627	Berkshire Hathaway, Inc., Class B(b)	1,425,267
9,597	Chubb Ltd.	1,317,188
16,443	Cincinnati Financial Corp.	1,185,376
8,983	CME Group, Inc.	1,043,735
16,715	Intercontinental Exchange, Inc.	1,006,243
25,709	Loews Corp.	1,198,554
20,200	Marsh & McLennan Cos., Inc.	1,497,426
17,073	Nasdaq, Inc.	1,175,817
34,252	Progressive Corp. (The)	1,360,489
14,767	Torchmark Corp.	1,132,777
10,282	Travelers Cos., Inc. (The)	1,250,908
19,328	U.S. Bancorp	991,140

		19,958,869

	Health Care—14.0%
19,878	Baxter International, Inc.	1,106,807
6,163	Becton, Dickinson and Co.	1,152,296
4,428	C.R. Bard, Inc.	1,361,522
5,131	Cooper Cos., Inc. (The)	1,027,893
15,653	Danaher Corp.	1,304,365
17,247	DENTSPLY Sirona, Inc.	1,090,700
14,364	Johnson & Johnson	1,773,523
7,228	Laboratory Corp. of America Holdings(b)	1,013,004
13,777	Medtronic PLC	1,144,731
32,371	Pfizer, Inc.	1,098,024
11,765	Quest Diagnostics, Inc.	1,241,325
8,978	Stryker Corp.	1,224,330

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
6,233	Thermo Fisher Scientific, Inc.	$1,030,502
6,992	UnitedHealth Group, Inc.	1,222,761

		16,791,783

	Industrials—25.1%
8,763	3M Co.	1,716,058
17,877	AMETEK, Inc.	1,022,564
15,069	C.H. Robinson Worldwide, Inc.	1,095,516
9,109	Cintas Corp.	1,115,579
7,402	Equifax, Inc.	1,001,565
21,968	Expeditors International of Washington, Inc.	1,232,185
6,325	General Dynamics Corp.	1,225,722
42,602	General Electric Co.	1,235,032
10,040	Honeywell International, Inc.	1,316,646
9,950	Illinois Tool Works, Inc.	1,373,996
9,915	J.B. Hunt Transport Services, Inc.	888,979
6,409	L3 Technologies, Inc.	1,100,874
4,561	Lockheed Martin Corp.	1,228,962
5,423	Northrop Grumman Corp.	1,333,841
8,167	Raytheon Co.	1,267,600
26,681	Republic Services, Inc.	1,680,636
11,491	Rockwell Collins, Inc.	1,196,098
5,399	Roper Technologies, Inc.	1,180,761
8,511	Stanley Black & Decker, Inc.	1,158,773
13,353	United Parcel Service, Inc., Class B	1,434,913
10,925	United Technologies Corp.	1,299,966
14,503	Verisk Analytics, Inc.(b)	1,200,993
22,295	Waste Management, Inc.	1,622,630
22,115	Xylem, Inc.	1,136,932

		30,066,821

	Information Technology—16.1%
8,452	Accenture PLC, Class A	1,025,228
19,072	Amphenol Corp., Class A	1,379,096
7,349	Apple, Inc.	1,055,684
13,222	Automatic Data Processing, Inc.	1,381,567
31,394	CA, Inc.	1,030,665
31,739	Cisco Systems, Inc.	1,081,348
12,531	Fidelity National Information Services, Inc.	1,054,985
11,129	Fiserv, Inc.(b)	1,325,909
28,347	Intel Corp.	1,024,744
5,808	International Business Machines Corp.	930,964
9,311	Intuit, Inc.	1,165,830
9,839	Mastercard, Inc., Class A	1,144,472
12,807	Motorola Solutions, Inc.	1,101,018
27,313	Oracle Corp.	1,227,992
20,702	Paychex, Inc.	1,227,215
13,058	Texas Instruments, Inc.	1,033,932
11,857	Visa, Inc., Class A	1,081,596

		19,272,245

	Materials—3.8%
8,321	Air Products & Chemicals, Inc.	1,169,101
17,193	Dow Chemical Co. (The)	1,079,720
8,752	Ecolab, Inc.	1,129,796
9,454	Praxair, Inc.	1,181,561

		4,560,178

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate—0.8%
9,460	Vornado Realty Trust REIT	$910,430

	Telecommunication Services—1.1%
32,511	AT&T, Inc.	1,288,411

	Total Investments (Cost $111,327,539)—100.1%	119,753,139
	Other assets less liabilities—(0.1)%	(86,385)

	Net Assets—100.0%	$119,666,754

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18

PowerShares S&P 500® High Beta Portfolio (SPHB)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	32.8
Energy	20.7
Information Technology	14.3
Industrials	10.5
Consumer Discretionary	9.2
Materials	5.4
Health Care	4.6
Real Estate	1.3
Utilities	1.2
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—9.2%
143,516	BorgWarner, Inc.	$6,067,856
76,719	CarMax, Inc.(b)	4,488,061
79,111	Delphi Automotive PLC	6,360,524
53,595	PVH Corp.	5,414,703
57,061	Royal Caribbean Cruises Ltd.	6,082,703
555,330	Staples, Inc.	5,425,574
235,442	Under Armour, Inc., Class A(b)	5,059,649
110,617	Viacom, Inc., Class B	4,707,860
49,670	Wynn Resorts Ltd.	6,109,907

		49,716,837

	Energy—20.7%
88,420	Anadarko Petroleum Corp.	5,041,708
108,460	Apache Corp.	5,275,494
1,741,691	Chesapeake Energy Corp.(b)	9,161,295
37,498	Cimarex Energy Co.	4,375,267
36,174	Concho Resources, Inc.(b)	4,581,799
108,588	ConocoPhillips	5,202,451
150,516	Devon Energy Corp.	5,943,877
88,515	Halliburton Co.	4,061,068
78,768	Helmerich & Payne, Inc.	4,776,491
126,755	Hess Corp.	6,189,447
235,155	Kinder Morgan, Inc.	4,851,248
469,137	Marathon Oil Corp.	6,976,067
118,468	Marathon Petroleum Corp.	6,034,760
283,441	Murphy Oil Corp.	7,420,485
129,902	National Oilwell Varco, Inc.	4,542,673
135,691	Newfield Exploration Co.(b)	4,697,622
145,856	Range Resources Corp.	3,863,725
169,706	TechnipFMC PLC (United Kingdom)(b)	5,113,242
553,762	Transocean Ltd.(b)	6,107,995
228,255	Williams Cos., Inc. (The)	6,991,451

		111,208,165

Number of Shares		Value
	Common Stocks (continued)
	Financials—32.8%
40,564	Affiliated Managers Group, Inc.	$6,716,993
50,083	Ameriprise Financial, Inc.	6,403,112
255,636	Bank of America Corp.	5,966,544
12,960	BlackRock, Inc.	4,984,027
54,916	Capital One Financial Corp.	4,414,148
154,301	Charles Schwab Corp. (The)	5,994,594
108,681	Citigroup, Inc.	6,425,221
155,068	Citizens Financial Group, Inc.	5,692,546
87,573	Comerica, Inc.	6,191,411
174,800	E*TRADE Financial Corp.(b)	6,039,340
208,091	Fifth Third Bancorp	5,083,663
145,534	Franklin Resources, Inc.	6,273,971
20,238	Goldman Sachs Group, Inc. (The)	4,529,264
391,597	Huntington Bancshares, Inc.	5,035,938
220,781	Invesco Ltd.(c)	7,272,526
284,826	KeyCorp	5,195,226
228,114	Leucadia National Corp.	5,791,815
101,771	Lincoln National Corp.	6,709,762
109,701	MetLife, Inc.	5,683,609
47,322	Moody’s Corp.	5,599,139
145,292	Morgan Stanley	6,301,314
383,161	Navient Corp.	5,824,047
59,585	Northern Trust Corp.	5,362,650
94,033	Principal Financial Group, Inc.	6,124,369
52,372	Prudential Financial, Inc.	5,605,375
415,105	Regions Financial Corp.	5,707,694
64,730	State Street Corp.	5,430,847
93,627	SunTrust Banks, Inc.	5,318,950
135,673	Synchrony Financial	3,771,709
113,501	Unum Group	5,258,501
136,661	Zions Bancorporation	5,470,540

		176,178,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19

PowerShares S&P 500® High Beta Portfolio (SPHB) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Health Care—4.6%
33,205	Illumina, Inc.(b)	$6,138,276
135,671	Mylan NV(b)	5,067,312
13,597	Regeneron Pharmaceuticals, Inc.(b)	5,282,299
68,287	Vertex Pharmaceuticals, Inc.(b)	8,078,352

		24,566,239

	Industrials—10.5%
23,707	Acuity Brands, Inc.	4,174,803
124,678	American Airlines Group, Inc.	5,313,776
221,382	Arconic, Inc.	6,050,370
104,270	Delta Air Lines, Inc.	4,738,029
100,204	Flowserve Corp.	5,097,377
91,206	Fluor Corp.	4,680,692
82,035	Pentair PLC (United Kingdom)	5,292,078
129,666	Quanta Services, Inc.(b)	4,595,363
75,186	Ryder System, Inc.	5,105,881
77,698	United Continental Holdings, Inc.(b)	5,455,177
52,226	United Rentals, Inc.(b)	5,727,103

		56,230,649

	Information Technology—14.3%
75,281	Akamai Technologies, Inc.(b)	4,587,624
71,106	Autodesk, Inc.(b)	6,404,518
25,246	Broadcom Ltd.	5,574,569
63,645	Citrix Systems, Inc.(b)	5,151,426
62,706	Global Payments, Inc.	5,126,843
204,169	Hewlett Packard Enterprise Co.	3,803,669
310,799	HP, Inc.	5,849,237
292,520	Micron Technology, Inc.(b)	8,094,029
93,175	Qorvo, Inc.(b)	6,338,695
139,887	Seagate Technology PLC	5,893,439
67,022	Skyworks Solutions, Inc.	6,684,774
176,902	Teradata Corp.(b)	5,162,000
92,868	Western Digital Corp.	8,271,753

		76,942,576

	Materials—5.4%
139,541	CF Industries Holdings, Inc.	3,731,327
94,592	FMC Corp.	6,926,972
636,955	Freeport-McMoRan, Inc.(b)	8,121,176
79,498	Nucor Corp.	4,875,612
104,817	WestRock Co.	5,613,999

		29,269,086

	Real Estate—1.3%
191,954	CBRE Group, Inc., Class A(b)	6,873,873

	Utilities—1.2%
386,475	NRG Energy, Inc.	6,531,427

	Total Investments (Cost $532,697,354)—100.0%	537,517,697
	Other assets less liabilities—0.0%	47,994

	Net Assets—100.0%	$537,565,691

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company. The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. See Note 4.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Utilities	22.4
Real Estate	18.4
Consumer Staples	11.0
Information Technology	10.0
Consumer Discretionary	8.5
Industrials	7.0
Health Care	5.7
Energy	5.3
Telecommunication Services	4.2
Financials	4.1
Materials	3.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.5%
1,672,036	Coach, Inc.	$65,861,498
6,252,624	Ford Motor Co.	71,717,597
1,879,533	General Motors Co.	65,107,023
2,819,638	Mattel, Inc.	63,216,284

		265,902,402

	Consumer Staples—11.0%
782,869	Altria Group, Inc.	56,194,337
1,284,604	Coca-Cola Co. (The)	55,430,662
765,876	General Mills, Inc.	44,045,529
422,045	Kimberly-Clark Corp.	54,760,339
749,443	Philip Morris International, Inc.	83,068,262
576,424	Procter & Gamble Co. (The)	50,339,108

		343,838,237

	Energy—5.3%
499,265	Chevron Corp.	53,271,576
618,487	Exxon Mobil Corp.	50,499,464
995,749	Occidental Petroleum Corp.	61,278,393

		165,049,433

	Financials—4.1%
664,821	CME Group, Inc.	77,245,552
2,953,752	People’s United Financial, Inc.	51,602,047

		128,847,599

	Health Care—5.7%
958,027	AbbVie, Inc.	63,172,301
818,358	Merck & Co., Inc.	51,008,254

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
1,890,571	Pfizer, Inc.	$64,128,168

		178,308,723

	Industrials—7.0%
550,064	Caterpillar, Inc.	56,249,544
783,144	Eaton Corp. PLC	59,237,012
921,460	Emerson Electric Co.	55,545,609
1,563,727	General Electric Co.	45,332,446

		216,364,611

	Information Technology—10.0%
1,545,530	CA, Inc.	50,739,750
1,706,510	Cisco Systems, Inc.	58,140,796
300,261	International Business Machines Corp.	48,128,835
920,123	QUALCOMM, Inc.	49,447,410
2,300,130	Western Union Co. (The)	45,680,582
8,155,948	Xerox Corp.	58,641,266

		310,778,639

	Materials—3.4%
859,442	Dow Chemical Co. (The)	53,972,958
957,931	International Paper Co.	51,699,536

		105,672,494

	Real Estate—18.4%
755,484	Crown Castle International Corp. REIT	71,468,786
2,643,530	Iron Mountain, Inc. REIT	91,889,103
2,581,568	Kimco Realty Corp. REIT	52,380,015
883,219	Macerich Co. (The) REIT	55,139,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
1,114,731	Realty Income Corp. REIT	$65,044,554
1,219,473	Ventas, Inc. REIT	78,058,467
1,217,328	Welltower, Inc. REIT	86,965,912
2,110,124	Weyerhaeuser Co. REIT	71,469,900

		572,416,099

	Telecommunication Services—4.2%
1,739,854	AT&T, Inc.	68,950,414
1,353,951	Verizon Communications, Inc.	62,159,891

		131,110,305

	Utilities—22.4%
5,308,520	AES Corp. (The)	60,039,361
2,600,782	CenterPoint Energy, Inc.	74,200,310
796,528	Consolidated Edison, Inc.	63,148,740
772,137	Dominion Resources, Inc.	59,786,568
894,013	Duke Energy Corp.	73,756,073
1,053,371	Entergy Corp.	80,330,072
2,505,587	FirstEnergy Corp.	75,017,275
2,055,943	PPL Corp.	78,351,988
1,371,122	Public Service Enterprise Group, Inc.	60,397,924
1,482,798	Southern Co. (The)	73,843,340

		698,871,651

	Total Common Stocks and Other Equity Interests (Cost $3,045,421,569)	3,117,160,193

	Money Market Fund—0.2%
7,322,155	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $7,322,155)	7,322,155

	Total Investments (Cost $3,052,743,724)—100.2%	3,124,482,348
	Other assets less liabilities—(0.2)%	(4,683,415)

	Net Assets—100.0%	$3,119,798,933

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Utilities	19.3
Consumer Staples	18.2
Industrials	17.9
Financials	14.3
Consumer Discretionary	8.6
Information Technology	7.1
Health Care	6.3
Real Estate	3.5
Telecommunication Services	2.0
Materials	1.9
Energy	0.9
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.6%
77,417	AutoZone, Inc.(b)	$53,587,273
1,701,326	Comcast Corp., Class A	66,674,966
575,017	Genuine Parts Co.	52,913,064
439,099	Home Depot, Inc. (The)	68,543,354
571,032	McDonald’s Corp.	79,904,508
708,180	Omnicom Group, Inc.	58,155,742
1,003,289	Starbucks Corp.	60,257,537
750,555	TJX Cos., Inc. (The)	59,023,645
631,770	Walt Disney Co. (The)	73,032,612

		572,092,701

	Consumer Staples—18.2%
988,047	Altria Group, Inc.	70,922,014
1,259,519	Brown-Forman Corp., Class B	59,600,439
1,215,270	Church & Dwight Co., Inc.	60,192,323
528,523	Clorox Co. (The)	70,658,240
1,819,425	Coca-Cola Co. (The)	78,508,189
1,008,520	Colgate-Palmolive Co.	72,653,781
363,034	Costco Wholesale Corp.	64,445,796
657,365	Dr Pepper Snapple Group, Inc.	60,247,502
701,614	Estee Lauder Cos., Inc. (The), Class A	61,138,644
1,005,531	General Mills, Inc.	57,828,088
794,289	Kellogg Co.	56,394,519
548,882	Kimberly-Clark Corp.	71,217,439
671,416	McCormick & Co., Inc.	67,074,458
770,325	PepsiCo, Inc.	87,262,416
635,243	Philip Morris International, Inc.	70,410,334
852,202	Procter & Gamble Co. (The)	74,422,801

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Consumer Staples (continued)
1,098,758	Sysco Corp.	$58,091,335
843,605	Wal-Mart Stores, Inc.	63,422,224

		1,204,490,542

	Energy—0.9%
750,998	Exxon Mobil Corp.	61,318,987

	Financials—14.3%
972,498	Aflac, Inc.	72,820,650
956,649	Allstate Corp. (The)	77,765,997
551,796	Aon PLC	66,127,233
1,196,139	Arthur J. Gallagher & Co.	66,756,518
455,357	Berkshire Hathaway, Inc., Class B(b)	75,229,530
506,073	Chubb Ltd.	69,458,519
868,894	Cincinnati Financial Corp.	62,638,568
472,568	CME Group, Inc.	54,907,676
1,354,492	Loews Corp.	63,146,417
1,064,581	Marsh & McLennan Cos., Inc.	78,917,389
901,025	Nasdaq, Inc.	62,053,592
1,805,698	Progressive Corp. (The)	71,722,325
780,576	Torchmark Corp.	59,877,985
542,004	Travelers Cos., Inc. (The)	65,940,207

		947,362,606

	Health Care—6.3%
324,273	Becton, Dickinson and Co.	60,629,323
823,612	Danaher Corp.	68,631,588
758,819	Johnson & Johnson	93,691,382
621,935	Quest Diagnostics, Inc.	65,620,362

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23

PowerShares S&P 500® Low Volatility Portfolio (SPLV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
472,265	Stryker Corp.	$64,402,778
370,066	UnitedHealth Group, Inc.	64,717,142

		417,692,575

	Industrials—17.9%
461,418	3M Co.	90,359,487
794,578	C.H. Robinson Worldwide, Inc.	57,765,821
482,123	Cintas Corp.	59,045,604
1,160,569	Expeditors International of Washington, Inc.	65,096,315
332,797	General Dynamics Corp.	64,492,731
2,246,963	General Electric Co.	65,139,457
530,234	Honeywell International, Inc.	69,534,887
524,869	Illinois Tool Works, Inc.	72,479,160
241,089	Lockheed Martin Corp.	64,961,431
286,349	Northrop Grumman Corp.	70,430,400
430,375	Raytheon Co.	66,798,504
1,408,676	Republic Services, Inc.	88,732,501
284,289	Roper Technologies, Inc.	62,174,004
704,379	United Parcel Service, Inc., Class B	75,692,567
574,922	United Technologies Corp.	68,409,969
764,395	Verisk Analytics, Inc.(b)	63,299,550
1,175,077	Waste Management, Inc.	85,522,104

		1,189,934,492

	Information Technology—7.1%
69,401	Alphabet, Inc., Class C(b)	62,874,530
1,005,877	Amphenol Corp., Class A	72,734,966
696,653	Automatic Data Processing, Inc.	72,793,272
588,174	Fiserv, Inc.(b)	70,075,050
489,827	Intuit, Inc.	61,331,239
1,437,569	Oracle Corp.	64,633,102
1,091,753	Paychex, Inc.	64,719,118

		469,161,277

	Materials—1.9%
440,164	Air Products & Chemicals, Inc.	61,843,042
499,781	Praxair, Inc.	62,462,629

		124,305,671

	Real Estate—3.5%
318,281	AvalonBay Communities, Inc. REIT	60,422,465
684,027	Crown Castle International Corp. REIT	64,708,954
437,861	Federal Realty Investment Trust REIT	57,311,626
311,267	Simon Property Group, Inc. REIT	51,439,985

		233,883,030

	Telecommunication Services—2.0%
1,715,432	AT&T, Inc.	67,982,570
1,338,534	Verizon Communications, Inc.	61,452,096

		129,434,666

	Utilities—19.3%
1,496,958	Alliant Energy Corp.	58,860,388
1,096,952	Ameren Corp.	59,992,305
957,838	American Electric Power Co., Inc.	64,970,151
1,443,451	CMS Energy Corp.	65,532,675
774,596	Consolidated Edison, Inc.	61,409,971
865,862	Dominion Resources, Inc.	67,043,695
647,801	DTE Energy Co.	67,753,507

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
791,558	Duke Energy Corp.	$65,303,535
796,662	Edison International	63,709,060
823,323	Entergy Corp.	62,786,612
1,096,871	Eversource Energy	65,154,137
477,884	NextEra Energy, Inc.	63,826,187
996,980	PG&E Corp.	66,847,509
773,255	Pinnacle West Capital Corp.	65,796,268
1,690,624	PPL Corp.	64,429,681
851,588	SCANA Corp.	56,468,800
542,238	Sempra Energy	61,283,739
1,379,862	Southern Co. (The)	68,717,128
1,032,231	WEC Energy Group, Inc.	62,470,620
1,449,674	Xcel Energy, Inc.	65,307,814

		1,277,663,782

	Total Common Stocks and Other Equity Interests (Cost $6,075,217,001)	6,627,340,329

	Money Market Fund—0.1%
8,061,343	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $8,061,343)	8,061,343

	Total Investments (Cost $6,083,278,344)—100.1%	6,635,401,672
	Other assets less liabilities—(0.1)%	(6,730,296)

	Net Assets—100.0%	$6,628,671,376

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24

PowerShares S&P 500 Momentum Portfolio (SPMO)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	37.2
Industrials	20.1
Information Technology	19.1
Consumer Discretionary	8.0
Health Care	6.6
Materials	5.4
Energy	2.1
Consumer Staples	0.5
Real Estate	0.5
Utilities	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.1

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Consumer Discretionary—8.0%
78	Best Buy Co., Inc.	$4,041
88	Charter Communications, Inc., Class A(b)	30,374
1,719	Comcast Corp., Class A	67,368
90	Marriott International, Inc., Class A	8,498
15	Ulta Beauty, Inc.(b)	4,221

		114,502

	Consumer Staples—0.5%
137	Sysco Corp.	7,243

	Energy—2.1%
160	Anadarko Petroleum Corp.	9,123
345	Halliburton Co.	15,829
114	ONEOK, Inc.	5,997

		30,949

	Financials—37.2%
110	Allstate Corp. (The)	8,942
259	American Express Co.	20,526
75	Aon PLC	8,988
85	Arthur J. Gallagher & Co.	4,744
3,178	Bank of America Corp.	74,174
264	BB&T Corp.	11,399
563	Berkshire Hathaway, Inc., Class B(b)	93,013
381	Charles Schwab Corp. (The)	14,802
190	Citizens Financial Group, Inc.	6,975
122	CME Group, Inc.	14,175
88	Comerica, Inc.	6,222
146	Discover Financial Services	9,138
79	E*TRADE Financial Corp.(b)	2,729
278	Fifth Third Bancorp	6,791

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
356	Huntington Bancshares, Inc.	$4,578
1,111	JPMorgan Chase & Co.	96,657
382	KeyCorp	6,968
71	Lincoln National Corp.	4,681
53	M&T Bank Corp.	8,237
177	Marsh & McLennan Cos., Inc.	13,121
491	Morgan Stanley	21,295
145	PNC Financial Services Group, Inc. (The)	17,364
85	Principal Financial Group, Inc.	5,536
130	Prudential Financial, Inc.	13,914
461	Regions Financial Corp.	6,339
78	S&P Global, Inc.	10,467
162	SunTrust Banks, Inc.	9,203
35	Torchmark Corp.	2,685
454	U.S. Bancorp	23,281
79	Unum Group	3,660
87	Zions Bancorporation	3,483

		534,087

	Health Care—6.6%
15	Cooper Cos., Inc. (The)	3,005
181	Danaher Corp.	15,083
42	IDEXX Laboratories, Inc.(b)	7,045
52	Quest Diagnostics, Inc.	5,486
368	UnitedHealth Group, Inc.	64,356

		94,975

	Industrials—20.1%
264	Arconic, Inc.	7,215
172	Boeing Co. (The)	31,791
215	Caterpillar, Inc.	21,986

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25

PowerShares S&P 500 Momentum Portfolio (SPMO) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials (continued)
27	Cintas Corp.	$3,307
456	CSX Corp.	23,183
64	Cummins, Inc.	9,660
132	Eaton Corp. PLC	9,984
74	FedEx Corp.	14,038
100	General Dynamics Corp.	19,379
139	Illinois Tool Works, Inc.	19,195
102	Ingersoll-Rand PLC	9,053
26	J.B. Hunt Transport Services, Inc.	2,331
35	Jacobs Engineering Group, Inc.	1,922
25	L3 Technologies, Inc.	4,294
125	Norfolk Southern Corp.	14,686
45	Northrop Grumman Corp.	11,068
52	Parker-Hannifin Corp.	8,362
78	Quanta Services, Inc.(b)	2,764
98	Republic Services, Inc.	6,173
50	Rockwell Automation, Inc.	7,868
44	Stanley Black & Decker, Inc.	5,991
292	Union Pacific Corp.	32,692
50	United Rentals, Inc.(b)	5,483
176	Waste Management, Inc.	12,809
59	Xylem, Inc.	3,033

		288,267

	Information Technology—19.1%
120	Amphenol Corp., Class A	8,677
109	Analog Devices, Inc.	8,306
561	Applied Materials, Inc.	22,782
69	Autodesk, Inc.(b)	6,215
115	Broadcom Ltd.	25,393
305	Corning, Inc.	8,799
535	Hewlett Packard Enterprise Co.	9,967
541	HP, Inc.	10,182
319	International Business Machines Corp.	51,132
63	Lam Research Corp.	9,126
76	Microchip Technology, Inc.	5,744
411	Micron Technology, Inc.(b)	11,372
103	NetApp, Inc.	4,105
353	NVIDIA Corp.	36,818
93	Paychex, Inc.	5,513
313	Symantec Corp.	9,900
365	Texas Instruments, Inc.	28,901
249	Yahoo!, Inc.(b)	12,004

		274,936

	Materials—5.4%
47	Albemarle Corp.	5,119
440	Dow Chemical Co. (The)	27,632
46	FMC Corp.	3,369
741	Freeport-McMoRan, Inc.(b)	9,448
209	International Paper Co.	11,280
29	Martin Marietta Materials, Inc.	6,385
147	Newmont Mining Corp.	4,970
36	Vulcan Materials Co.	4,352
90	WestRock Co.	4,820

		77,375

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate—0.5%
42	Digital Realty Trust, Inc. REIT	$4,823
62	Iron Mountain, Inc. REIT	2,155

		6,978

	Utilities—0.4%
190	CenterPoint Energy, Inc.	5,421

	Total Common Stocks and Other Equity Interests (Cost $1,409,886)	1,434,733

	Money Market Fund—0.0%
175	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $175)	175

	Total Investments (Cost $1,410,061)—99.9%	1,434,908
	Other assets less liabilities—0.1%	1,156

	Net Assets—100.0%	$1,436,064

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26

PowerShares S&P 500 Value Portfolio (SPVU)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	39.4
Health Care	14.8
Consumer Staples	14.1
Consumer Discretionary	11.9
Energy	4.4
Industrials	4.4
Utilities	4.0
Information Technology	3.2
Materials	2.5
Telecommunication Services	1.3
Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—11.9%
142	AutoNation, Inc.(b)	$5,964
186	Bed Bath & Beyond, Inc.	7,208
393	Best Buy Co., Inc.	20,361
178	BorgWarner, Inc.	7,526
417	D.R. Horton, Inc.	13,715
6,426	Ford Motor Co.	73,706
360	Gap, Inc. (The)	9,432
2,873	General Motors Co.	99,521
295	Goodyear Tire & Rubber Co. (The)	10,688
208	Kohl’s Corp.	8,118
212	Lennar Corp., Class A	10,706
320	Macy’s, Inc.	9,351
435	News Corp., Class A	5,533
400	PulteGroup, Inc.	9,068
73	PVH Corp.	7,375
630	Staples, Inc.	6,155
556	Target Corp.	31,053
180	TEGNA, Inc.	4,586
288	Viacom, Inc., Class B	12,257
78	Whirlpool Corp.	14,483

		366,806

	Consumer Staples—14.1%
850	Archer-Daniels-Midland Co.	38,888
363	Costco Wholesale Corp.	64,440
1,246	CVS Health Corp.	102,720
1,116	Kroger Co. (The)	33,089
338	Tyson Foods, Inc., Class A	21,720
2,166	Wal-Mart Stores, Inc.	162,840
293	Whole Foods Market, Inc.	10,656

		434,353

Number of Shares		Value
	Common Stocks (continued)
	Energy—4.4%
633	Marathon Petroleum Corp.	$32,245
523	Phillips 66	41,610
156	Tesoro Corp.	12,435
554	Transocean Ltd.(b)	6,110
683	Valero Energy Corp.	44,129

		136,529

	Financials—39.4%
314	Aflac, Inc.	23,512
280	Allstate Corp. (The)	22,761
744	American International Group, Inc.	45,317
56	Assurant, Inc.	5,389
6,777	Bank of America Corp.	158,175
421	BB&T Corp.	18,179
929	Berkshire Hathaway, Inc., Class B(b)	153,480
419	Capital One Financial Corp.	33,679
279	Chubb Ltd.	38,293
2,384	Citigroup, Inc.	140,942
349	Citizens Financial Group, Inc.	12,812
488	Fifth Third Bancorp	11,922
230	Goldman Sachs Group, Inc. (The)	51,474
335	Hartford Financial Services Group, Inc. (The)	16,201
1,819	JPMorgan Chase & Co.	158,253
279	Leucadia National Corp.	7,084
201	Lincoln National Corp.	13,252
238	Loews Corp.	11,095
995	MetLife, Inc.	51,551
1,211	Morgan Stanley	52,521
275	Navient Corp.	4,180
160	People’s United Financial, Inc.	2,795
276	PNC Financial Services Group, Inc. (The)	33,051
173	Principal Financial Group, Inc.	11,267

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27

PowerShares S&P 500 Value Portfolio (SPVU) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Financials (continued)
326	Progressive Corp. (The)	$12,949
474	Prudential Financial, Inc.	50,732
788	Regions Financial Corp.	10,835
306	SunTrust Banks, Inc.	17,384
207	Travelers Cos., Inc. (The)	25,184
208	Unum Group	9,637
228	XL Group Ltd. (Bermuda)	9,542
106	Zions Bancorporation	4,243

		1,217,691

	Health Care—14.8%
326	Aetna, Inc.	44,033
512	Allergan PLC	124,856
277	AmerisourceBergen Corp.	22,728
368	Anthem, Inc.	65,463
478	Baxter International, Inc.	26,615
400	Cardinal Health, Inc.	29,036
244	Centene Corp.(b)	18,154
714	Express Scripts Holding Co.(b)	43,797
146	Humana, Inc.	32,409
137	Mallinckrodt PLC(b)	6,428
286	McKesson Corp.	39,551
93	Patterson Cos., Inc.	4,138

		457,208

	Industrials—4.4%
570	American Airlines Group, Inc.	24,293
558	Arconic, Inc.	15,250
777	Delta Air Lines, Inc.	35,307
160	Fluor Corp.	8,211
120	Jacobs Engineering Group, Inc.	6,590
142	Quanta Services, Inc.(b)	5,033
57	Ryder System, Inc.	3,871
248	Textron, Inc.	11,572
376	United Continental Holdings, Inc.(b)	26,399

		136,526

	Information Technology—3.2%
809	Corning, Inc.	23,340
1,981	Hewlett Packard Enterprise Co.	36,906
1,544	HP, Inc.	29,058
1,523	Xerox Corp.	10,950

		100,254

	Materials—2.5%
1,066	Dow Chemical Co. (The)	66,945
349	Mosaic Co. (The)	9,398

		76,343

	Telecommunication Services—1.3%
775	CenturyLink, Inc.	19,894
347	Level 3 Communications, Inc.(b)	21,084

		40,978

	Utilities—4.0%
256	Consolidated Edison, Inc.	20,296
597	Duke Energy Corp.	49,253
217	Entergy Corp.	16,548
944	Exelon Corp.	32,691

Number of Shares		Value
	Common Stocks (continued)
	Utilities (continued)
257	NRG Energy, Inc.	$4,343

		123,131

	Total Investments (Cost $2,907,006)—100.0%	3,089,819
	Other assets less liabilities—0.0%	493

	Net Assets—100.0%	$3,090,312

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28

PowerShares S&P 500 Value with Momentum Portfolio (SPVM)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	32.3
Utilities	19.9
Industrials	10.4
Health Care	8.8
Consumer Discretionary	8.4
Information Technology	7.8
Consumer Staples	5.5
Materials	3.5
Telecommunication Services	2.1
Real Estate	0.7
Energy	0.6
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.4%
756	Best Buy Co., Inc.	$39,168
1,164	D.R. Horton, Inc.	38,284
232	Foot Locker, Inc.	17,943
192	Genuine Parts Co.	17,668
556	LKQ Corp.(b)	17,369
422	Michael Kors Holdings Ltd.(b)	15,753
1,778	PulteGroup, Inc.	40,307
250	PVH Corp.	25,258

		211,750

	Consumer Staples—5.5%
148	JM Smucker Co. (The)	18,755
406	Sysco Corp.	21,465
586	Tyson Foods, Inc., Class A	37,656
272	Walgreens Boots Alliance, Inc.	23,539
504	Wal-Mart Stores, Inc.	37,891

		139,306

	Energy—0.6%
148	Chevron Corp.	15,792

	Financials—32.3%
408	Aflac, Inc.	30,551
466	Allstate Corp. (The)	37,881
466	American International Group, Inc.	28,384
356	Arthur J. Gallagher & Co.	19,868
470	Assurant, Inc.	45,233
1,408	Bank of America Corp.	32,863
472	Bank of New York Mellon Corp. (The)	22,212
490	BB&T Corp.	21,158

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
148	Berkshire Hathaway, Inc., Class B(b)	$24,451
184	Chubb Ltd.	25,254
244	Cincinnati Financial Corp.	17,590
866	Citizens Financial Group, Inc.	31,791
280	Comerica, Inc.	19,796
274	Discover Financial Services	17,150
1,006	Fifth Third Bancorp	24,577
1,576	Huntington Bancshares, Inc.	20,267
308	JPMorgan Chase & Co.	26,796
1,200	KeyCorp	21,888
680	Loews Corp.	31,702
134	M&T Bank Corp.	20,825
264	Nasdaq, Inc.	18,182
1,200	People’s United Financial, Inc.	20,964
214	PNC Financial Services Group, Inc. (The)	25,626
420	Principal Financial Group, Inc.	27,355
412	Prudential Financial, Inc.	44,096
1,924	Regions Financial Corp.	26,455
496	SunTrust Banks, Inc.	28,178
272	Torchmark Corp.	20,865
358	U.S. Bancorp	18,358
864	Unum Group	40,029
554	Zions Bancorporation	22,177

		812,522

	Health Care—8.8%
576	Baxter International, Inc.	32,072
608	Centene Corp.(b)	45,235
332	HCA Holdings, Inc.(b)	27,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29

PowerShares S&P 500 Value with Momentum Portfolio (SPVM) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
130	Humana, Inc.	$28,857
154	Laboratory Corp. of America Holdings(b)	21,583
208	Quest Diagnostics, Inc.	21,946
124	UnitedHealth Group, Inc.	21,685
184	Universal Health Services, Inc., Class B	22,220

		221,556

	Industrials—10.4%
240	C.H. Robinson Worldwide, Inc.	17,448
122	Cummins, Inc.	18,415
166	Deere & Co.	18,527
330	Eaton Corp. PLC	24,961
92	FedEx Corp.	17,452
610	Fluor Corp.	31,305
262	Ingersoll-Rand PLC	23,253
460	Jacobs Engineering Group, Inc.	25,263
412	Johnson Controls International PLC	17,127
110	L3 Technologies, Inc.	18,895
768	Quanta Services, Inc.(b)	27,218
150	Stanley Black & Decker, Inc.	20,422

		260,286

	Information Technology—7.8%
532	CA, Inc.	17,466
628	Cisco Systems, Inc.	21,396
972	Corning, Inc.	28,042
1,578	Hewlett Packard Enterprise Co.	29,398
3,532	HP, Inc.	66,472
4,632	Xerox Corp.	33,304

		196,078

	Materials—3.5%
466	Dow Chemical Co. (The)	29,265
300	Eastman Chemical Co.	23,925
336	International Paper Co.	18,134
254	Nucor Corp.	15,578

		86,902

	Real Estate—0.7%
258	Welltower, Inc. REIT	18,431

	Telecommunication Services—2.1%
570	AT&T, Inc.	22,589
500	Level 3 Communications, Inc.(b)	30,380

		52,969

	Utilities—19.9%
2,256	AES Corp. (The)	25,515
436	Ameren Corp.	23,845
302	American Electric Power Co., Inc.	20,485
428	CMS Energy Corp.	19,431
340	Consolidated Edison, Inc.	26,955
216	DTE Energy Co.	22,591
338	Duke Energy Corp.	27,885
264	Edison International	21,112
496	Entergy Corp.	37,825
420	Eversource Energy	24,948
916	Exelon Corp.	31,721
750	FirstEnergy Corp.	22,455

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Utilities (continued)
958	NiSource, Inc.	$23,231
324	PG&E Corp.	21,724
268	Pinnacle West Capital Corp.	22,804
550	Public Service Enterprise Group, Inc.	24,228
276	SCANA Corp.	18,302
186	Sempra Energy	21,022
402	Southern Co. (The)	20,020
332	WEC Energy Group, Inc.	20,093
544	Xcel Energy, Inc.	24,507

		500,699

	Total Common Stocks and Other Equity Interests (Cost $2,493,015)	2,516,291

	Money Market Fund—0.0%
413	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $413)	413

	Total Investments (Cost $2,493,428)—100.0%	2,516,704
	Other assets less liabilities—0.0%	1,123

	Net Assets—100.0%	$2,517,827

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	33.7
Consumer Staples	11.3
Industrials	10.9
Telecommunication Services	9.7
Information Technology	8.1
Utilities	6.9
Energy	5.2
Real Estate	3.7
Materials	3.6
Consumer Discretionary	3.6
Health Care	3.3
Money Market Funds Plus Other Assets Less Liabilities	0.0

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Brazil—2.2%
222,107	Ambev SA	$1,267,874
131,500	CPFL Energia SA	1,068,838
96,990	Engie Brasil Energia SA	1,030,905
65,900	Telefonica Brasil SA (Preference Shares)	974,244
54,614	Ultrapar Participacoes SA	1,202,300

		5,544,161

	Chile—5.5%
1,941,814	Aguas Andinas SA, Class A	1,098,858
14,907,242	Banco de Chile	1,799,676
26,948,294	Banco Santander Chile	1,598,780
365,682	Cencosud SA	1,042,581
114,159	Cia Cervecerias Unidas SA	1,470,925
112,651	Empresa Nacional de Telecomunicaciones SA(a)	1,353,322
116,878	Empresas COPEC SA	1,308,487
5,464,537	Enel Americas SA	1,082,000
1,746,248	Enel Generacion Chile SA	1,337,829
191,238	S.A.C.I. Falabella	1,530,552

		13,623,010

	China—11.2%
2,519,786	Agricultural Bank of China Ltd., H-Shares	1,163,095
1,290,000	AviChina Industry & Technology Co. Ltd., H-Shares	860,824
2,228,642	Bank of China Ltd., H-Shares	1,080,286
1,346,021	Bank of Communications Co. Ltd., H-Shares	1,036,659
2,601,918	China Cinda Asset Management Co. Ltd., H-Shares	990,245

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
1,994,112	China CITIC Bank Corp. Ltd., H-Shares	$1,264,019
583,148	China Conch Venture Holdings Ltd.	1,162,165
1,356,107	China Construction Bank Corp., H-Shares	1,101,966
5,020,205	China Huishan Dairy Holdings Co. Ltd.	135,550
352,000	China Merchants Bank Co. Ltd., H-Shares	914,221
1,019,562	China Minsheng Banking Corp. Ltd., H-Shares	1,004,152
110,024	China Mobile Ltd.	1,173,440
316,000	China Overseas Land & Investment Ltd.	918,233
263,000	China Pacific Insurance (Group) Co. Ltd., H-Shares	972,189
1,230,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	996,329
2,283,409	China Telecom Corp. Ltd., H-Shares	1,115,641
1,551,923	Chongqing Rural Commercial Bank Co. Ltd., H-Shares	1,067,533
709,767	CITIC Ltd.	1,029,395
1,704,000	Dali Foods Group Co. Ltd.(b)	1,005,633
370,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H-Shares	1,058,495
552,800	Haitong Securities Co. Ltd., H-Shares	912,621
1,753,909	Industrial & Commercial Bank of China Ltd., H-Shares	1,145,587
747,572	Jiangsu Expressway Co. Ltd., H-Shares	1,103,449
1,230,000	Kunlun Energy Co. Ltd.	1,111,777
2,683,583	People’s Insurance Co. Group of China Ltd. (The), H-Shares	1,107,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
203,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	$1,146,029
39,848	Tencent Holdings Ltd.	1,247,051

		27,824,169

	Colombia—0.5%
134,280	Bancolombia SA (Preference Shares)	1,305,994

	Czech Republic—0.8%
57,545	CEZ AS	1,004,486
26,797	Komercni banka AS	1,038,378

		2,042,864

	Hungary—1.5%
17,158	MOL Hungarian Oil & Gas PLC	1,292,601
36,751	OTP Bank PLC	1,034,181
55,573	Richter Gedeon Nyrt	1,346,287

		3,673,069

	India—1.5%
17,628	HDFC Bank Ltd. ADR	1,403,365
26,788	Reliance Industries Ltd. GDR(a)(b)	1,158,581
122,201	Wipro Ltd. ADR(c)	1,203,680

		3,765,626

	Indonesia—1.2%
1,290,284	PT Bank Central Asia Tbk	1,718,249
328,006	PT Unilever Indonesia Tbk	1,095,076

		2,813,325

	Malaysia—14.5%
956,095	CIMB Group Holdings Bhd	1,264,221
1,468,063	DiGi.com Bhd	1,738,273
1,500,289	Gamuda Bhd	1,821,360
788,813	Genting Malaysia Bhd	1,066,651
1,259,847	IHH Healthcare Bhd	1,793,562
1,648,307	IJM Corp. Bhd	1,328,974
1,340,359	IOI Corp. Bhd	1,417,242
462,178	Kuala Lumpur Kepong Bhd	2,610,598
788,892	Malayan Banking Bhd	1,740,978
635,300	Malaysia Airports Holdings Bhd	1,112,251
914,674	Maxis Bhd	1,344,303
712,205	MISC Bhd	1,202,595
940,345	Petronas Chemicals Group Bhd	1,581,322
461,003	Petronas Dagangan Bhd	2,555,110
394,206	Petronas Gas Bhd	1,678,168
741,224	Public Bank Bhd	3,408,162
651,383	Sime Darby Bhd	1,400,001
1,709,133	Telekom Malaysia Bhd	2,543,423
854,672	Tenaga Nasional Bhd	2,744,558
1,718,000	Westports Holdings Bhd	1,583,045

		35,934,797

	Mexico—7.0%
723,256	Alfa SAB de CV, Class A	985,925
179,893	Arca Continental SAB de CV(a)	1,316,370
170,956	Coca-Cola Femsa SAB de CV, Series L	1,232,506
723,756	Fibra Uno Administracion SA de CV REIT	1,253,947
145,396	Fomento Economico Mexicano SAB de CV	1,297,917

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Mexico (continued)
78,690	Gruma SAB de CV, Class B	$1,042,331
115,271	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,175,928
65,294	Grupo Aeroportuario del Sureste SAB de CV, Series B	1,229,035
77,690	Grupo Elektra SAB de CV	2,548,027
537,110	Grupo Lala SAB de CV	965,667
259,799	Infraestructura Energetica Nova SAB de CV	1,203,869
965,292	Nemak SAB de CV(b)	1,012,202
97,721	Promotora y Operadora de Infraestructura SAB de CV	1,034,276
520,621	Wal-Mart de Mexico SAB de CV	1,165,912

		17,463,912

	Philippines—1.4%
58,398	Ayala Corp.	1,012,746
630,639	Bank of the Philippine Islands	1,322,745
449,364	BDO Unibank, Inc.	1,078,330

		3,413,821

	Qatar—2.3%
108,010	Barwa Real Estate Co.	1,008,524
33,263	Industries Qatar QSC	952,773
111,717	Masraf Al Rayan QSC	1,283,980
43,941	Qatar Islamic Bank SAQ	1,218,807
32,584	Qatar National Bank QPSC	1,286,787

		5,750,871

	South Africa—3.8%
17,261	Capitec Bank Holdings Ltd.	983,447
543,764	Growthpoint Properties Ltd. REIT	1,040,907
473,145	Life Healthcare Group Holdings Ltd.	1,015,669
46,375	Mondi Ltd.	1,201,427
429,879	Netcare Ltd.	851,487
55,941	Remgro Ltd.	927,240
114,060	Resilient REIT Ltd. REIT	993,016
31,249	Tiger Brands Ltd.	943,161
134,136	Vodacom Group Ltd.	1,515,472

		9,471,826

	South Korea—11.2%
131,529	BNK Financial Group, Inc.	1,105,033
3,293	CJ CheilJedang Corp.	986,829
115,173	DGB Financial Group, Inc.	1,179,159
5,462	E-Mart, Inc.	1,104,016
22,247	GS Holdings Corp.	1,159,370
184,917	Hanwha Life Insurance Co. Ltd.	999,420
54,226	Hite Jinro Co. Ltd.	995,978
12,916	Hyundai Department Store Co. Ltd.	1,225,879
7,697	Hyundai Motor Co.	974,047
100,211	Industrial Bank of Korea	1,100,833
34,309	Kangwon Land, Inc.	1,089,964
23,203	KB Financial Group, Inc.	1,021,593
3,267	KCC Corp.	977,602
35,391	Kia Motors Corp.	1,083,906
27,265	Korea Electric Power Corp.	1,086,622
24,397	Korea Gas Corp.(a)	999,121
18,965	KT Corp. ADR	314,629

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	South Korea (continued)
46,210	KT Corp.	$1,307,639
19,371	LG Corp.	1,150,786
916	Lotte Chilsung Beverage Co. Ltd.	1,349,971
4,451	Samsung Fire & Marine Insurance Co. Ltd.	1,048,307
36,098	Samsung Securities Co., Ltd.	1,097,628
25,300	Shinhan Financial Group Co. Ltd.	1,057,224
5,065	SK Holdings Co. Ltd.	1,079,412
6,175	SK Telecom Co. Ltd.	1,299,686
85,594	Woori Bank	1,124,554

		27,919,208

	Taiwan—23.8%
120,000	Advantech Co. Ltd.	970,468
130,838	Asustek Computer, Inc.	1,285,787
644,000	Cathay Financial Holding Co. Ltd.	1,033,098
563,000	Chailease Holding Co. Ltd.	1,434,977
2,897,000	Chang Hwa Commercial Bank Ltd.	1,680,339
482,435	Cheng Shin Rubber Industry Co. Ltd.	996,178
5,777,472	China Development Financial Holding Corp.	1,593,204
950,000	China Life Insurance Co. Ltd.	884,790
1,292,140	China Steel Corp.	1,036,419
541,222	Chunghwa Telecom Co. Ltd.	1,829,725
1,915,000	Compal Electronics, Inc.	1,282,125
2,349,053	CTBC Financial Holding Co. Ltd.	1,467,623
173,000	Delta Electronics, Inc.	974,777
2,587,984	E.Sun Financial Holding Co. Ltd.	1,565,434
2,409,000	Eva Airways Corp.	1,185,697
1,309,432	Far Eastern New Century Corp.	1,102,369
635,993	Far EasTone Telecommunications Co. Ltd.	1,566,215
3,498,365	First Financial Holding Co. Ltd.	2,133,503
370,095	Formosa Chemicals & Fibre Corp.	1,138,339
472,146	Formosa Plastics Corp.	1,419,364
622,875	Fubon Financial Holding Co. Ltd.	976,500
433,814	Hon Hai Precision Industry Co. Ltd.	1,420,597
3,331,892	Hua Nan Financial Holdings Co. Ltd.	1,866,328
74,000	King Slide Works Co. Ltd.	1,139,273
1,636,777	Mega Financial Holding Co. Ltd.	1,315,563
565,930	Nan Ya Plastics Corp.	1,363,664
148,353	President Chain Store Corp.	1,290,732
1,800,000	Qisda Corp.	1,145,471
454,000	Quanta Computer, Inc.	940,473
765,000	Ruentex Development Co. Ltd.(a)	934,349
3,714,718	Shin Kong Financial Holding Co. Ltd.(a)	991,133
679,000	Siliconware Precision Industries Co. Ltd.	1,100,497
339,414	Simplo Technology Co. Ltd.	1,136,217
5,224,704	SinoPac Financial Holdings Co. Ltd.	1,596,625
1,065,264	Synnex Technology International Corp.	1,154,557
3,858,669	Taishin Financial Holding Co. Ltd.	1,592,272
4,656,188	Taiwan Cooperative Financial Holding Co. Ltd.	2,368,913
448,162	Taiwan Mobile Co. Ltd.	1,656,228
199,397	Taiwan Semiconductor Manufacturing Co. Ltd.	1,285,430
387,000	Tripod Technology Corp.	1,094,133
607,181	Uni-President Enterprises Corp.	1,120,943
2,936,451	United Microelectronics Corp.	1,172,790
1,081,323	WPG Holdings Ltd.	1,370,873

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
379,000	Yageo Corp.	$1,337,824
2,698,472	Yuanta Financial Holding Co. Ltd.	1,153,767

		59,105,583

	Thailand—8.6%
986,183	Airports of Thailand PCL NVDR	1,147,553
213,256	Bangkok Bank PCL NVDR	1,106,662
2,220,856	Bangkok Dusit Medical Services PCL NVDR	1,303,365
5,434,453	BTS Group Holdings PCL NVDR	1,335,440
192,561	Bumrungrad Hospital PCL NVDR	977,001
589,300	CP ALL PCL NVDR	1,039,240
246,597	Electricity Generating PCL NVDR	1,568,411
511,868	Glow Energy PCL NVDR	1,213,448
622,600	Intouch Holdings PCL NVDR	962,969
7,147,543	IRPC PCL NVDR	1,157,162
177,456	Kasikornbank PCL NVDR	949,100
2,008,182	Krung Thai Bank PCL NVDR	1,149,523
3,549,116	Land & Houses PCL NVDR	1,056,834
84,200	PTT PCL NVDR	946,915
85,840	Siam Cement PCL (The) NVDR	1,330,160
224,700	Siam Commercial Bank PCL (The) NVDR	1,013,391
1,818,276	Thai Union Group PCL NVDR	1,119,667
769,249	Thanachart Capital PCL NVDR	1,050,796
13,967,600	TMB Bank PCL NVDR	920,674

		21,348,311

	Turkey—1.3%
62,660	BIM Birlesik Magazalar AS	1,023,542
616,829	Turk Telekomunikasyon AS	1,107,385
320,092	Turkcell Iletisim Hizmetleri AS(a)	1,117,789

		3,248,716

	United Arab Emirates—1.7%
1,672,580	Aldar Properties PJSC	974,495
1,317,587	Damac Properties Dubai Co. PJSC	918,329
759,399	Dubai Islamic Bank PJSC	1,213,633
241,895	Emirates Telecommunications Group Co. PJSC	1,149,215

		4,255,672

	Total Common Stocks and Other Equity Interests (Cost $239,337,672)	248,504,935

	Rights—0.0%
	China—0.0%
2,692	Bank of Communications Co. Ltd., H-Shares, expiring 05/11/17(a)	0

	Taiwan—0.0%
155,006	E.Sun Financial Holding Co. Ltd., expiring 05/02/17(a)	16,697

	Total Rights (Cost $0)	16,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Money Market Fund—0.0%
12,922	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(d) (Cost $12,922)	$12,922

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $239,350,594)—100.0%	248,534,554

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.3%
865,700	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $865,700)	865,700

	Total Investments (Cost $240,216,294)—100.3%	249,400,254
	Other assets less liabilities—(0.3)%	(766,988)

	Net Assets—100.0%	$248,633,266

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $3,176,416, which represented 1.28% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Information Technology	40.5
Financials	27.1
Materials	13.7
Energy	8.6
Consumer Discretionary	2.4
Consumer Staples	2.4
Real Estate	1.9
Industrials	1.5
Utilities	1.1
Telecommunication Services	0.5
Health Care	0.2
Other Assets Less Liabilities	0.1

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Brazil—16.4%
869	Banco Bradesco SA	$8,843
3,843	Banco Bradesco SA (Preference Shares)	40,138
1,370	Banco do Brasil SA	14,069
843	Banco Santander Brasil SA	7,226
2,183	BM&FBOVESPA SA	12,973
639	Centrais Eletricas Brasileiras SA(a)	3,608
392	Centrais Eletricas Brasileiras SA (Preference Shares), Class B	2,806
282	Cia de Saneamento Basico do Estado de Sao Paulo	2,580
931	Cia Siderurgica Nacional SA(a)	2,256
171	Cosan SA Industria e Comercio	1,984
835	CPFL Energia SA	6,787
1,564	Gerdau SA (Preference Shares)	4,792
138	GOL Linhas Aereas Inteligentes SA (Preference Shares)(a)	433
3,454	Itau Unibanco Holding SA (Preference Shares)	42,392
3,779	Itausa—Investimentos Itau SA (Preference Shares)	11,684
1,115	Kroton Educacional SA	5,211
228	M Dias Branco SA	3,473
130	Multiplan Empreendimentos Imobiliarios SA	2,751
3,540	Petroleo Brasileiro SA(a)	15,892
7,028	Petroleo Brasileiro SA (Preference Shares)(a)	30,693
256	Raia Drogasil SA	5,398
2,191	Vale SA	18,658
3,987	Vale SA (Preference Shares)	32,731

		277,378

	Chile—0.8%
1,023	Cencosud SA	2,917

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Chile (continued)
420	Latam Airlines Group SA(a)	$5,303
151	Sociedad Quimica y Minera de Chile SA (Preference Shares), Series B	5,351

		13,571

	China—24.0%
1,041	AAC Technologies Holdings, Inc.	15,285
746	Alibaba Group Holding Ltd. ADR(a)	86,163
5,489	Aluminum Corp. of China Ltd., H-Shares(a)	2,703
1,244	Angang Steel Co. Ltd., H-Shares(a)	837
1,561	Anhui Conch Cement Co. Ltd., H-Shares	5,469
3,744	China Communications Services Corp. Ltd., H-Shares	2,133
2,437	China Hongqiao Group Ltd.	1,657
1,494	China Medical System Holdings Ltd.	2,582
6,914	China Minsheng Banking Corp. Ltd., H-Shares	6,810
6,255	China Molybdenum Co. Ltd., H-Shares	1,906
32,213	China Petroleum & Chemical Corp. (Sinopec), H-Shares	26,093
11,456	Country Garden Holdings Co. Ltd.	10,900
13,534	Geely Automobile Holdings Ltd.	18,271
2,664	Guangzhou Automobile Group Co. Ltd., H-Shares	4,145
1,571	Jiangxi Copper Co. Ltd., H-Shares	2,452
2,649	Maanshan Iron & Steel Co. Ltd., H-Shares(a)	896
3,478	Metallurgical Corp. of China Ltd., H-Shares	1,288
89	NetEase, Inc. ADR	23,620
865	New China Life Insurance Co. Ltd., H-Shares	4,276
130	New Oriental Education & Technology Group, Inc. ADR(a)	8,390

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	China (continued)
66	SINA Corp.(a)	$5,069
4,779	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	2,673
1,651	Sunny Optical Technology Group Co. Ltd.	13,586
4,700	Tencent Holdings Ltd.	147,087
987	TravelSky Technology Ltd., H-Shares	2,602
1,461	Weichai Power Co. Ltd., H-Shares	2,371
2,791	Yanzhou Coal Mining Co. Ltd., H-Shares	2,415
4,592	Zall Group Ltd.(a)	2,568
1,923	Zoomlion Heavy Industry Science and Technology Co. Ltd., H-Shares	912

		405,159

	Egypt—0.8%
2,300	Commercial International Bank Egypt SAE GDR(b)	9,833
481	Egyptian Financial Group-Hermes Holding Co. GDR(a)(b)	1,260
4,581	Global Telecom Holding SAE(a)	1,787

		12,880

	Hong Kong—0.9%
9,962	Fullshare Holdings Ltd.	3,228
2,552	Nine Dragons Paper Holdings Ltd.	2,756
3,312	Sun Art Retail Group Ltd.	3,415
7,002	WH Group Ltd.(b)	6,257

		15,656

	Hungary—0.7%
82	MOL Hungarian Oil & Gas PLC	6,178
231	OTP Bank PLC	6,500

		12,678

	India—7.4%
317	HDFC Bank Ltd. ADR	25,236
1,391	iShares MSCI India ETF	44,623
1,927	PowerShares India Portfolio(c)	44,649
281	Tata Steel Ltd. GDR(b)	1,945
565	Vedanta Ltd. ADR	8,588

		125,041

	Indonesia—0.2%
32,402	PT Adaro Energy Tbk	4,315

	Luxembourg—0.1%
53	Ternium SA ADR	1,342

	Malaysia—0.7%
1,671	AirAsia Bhd	1,289
2,302	Public Bank Bhd	10,585

		11,874

	Mexico—2.6%
26,000	Cemex SAB de CV, Series CPO(a)(d)	23,729
4,519	Grupo Mexico SAB de CV, Series B	13,185
181	Industrias Penoles SAB de CV	4,369
451	Infraestructura Energetica Nova SAB de CV	2,090

		43,373

	Monaco—0.0%
53	GasLog Ltd.	742

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Peru—1.0%
351	Cia de Minas Buenaventura SAA ADR	$4,215
81	Credicorp Ltd.	12,373

		16,588

	Philippines—0.3%
8,897	SM Prime Holdings, Inc.(a)	5,306

	Poland—0.6%
31	CCC SA	1,792
84	Grupa Lotos SA(a)	1,309
213	KGHM Polska Miedz SA	6,756

		9,857

	Russia—6.8%
467	LUKOIL PJSC ADR	23,194
448	Mobile TeleSystems PJSC ADR	4,623
170	Novolipetsk Steel PJSC GDR(b)	3,230
216	Polymetal International PLC	2,836
1,474	Rosneft Oil Co. PJSC GDR(b)	8,159
4,431	Sberbank of Russia PJSC ADR	52,685
620	Severstal PJSC GDR(b)	8,482
2,204	United Co. RUSAL PLC	1,131
114	X5 Retail Group NV GDR(a)(b)	4,018
221	Yandex NV, Class A(a)	6,024

		114,382

	South Africa—0.8%
291	Bidvest Group Ltd. (The)	3,468
60	Capitec Bank Holdings Ltd.	3,419
111	Kumba Iron Ore Ltd.(a)	1,444
166	Tiger Brands Ltd.	5,010

		13,341

	South Korea—17.8%
148	Doosan Infracore Co. Ltd.(a)	1,228
370	Hana Financial Group, Inc.	12,746
602	KB Financial Group, Inc.	26,505
197	LG Display Co. Ltd.	5,090
37	LS Corp.	2,120
87	POSCO	20,452
77	Samsung Electronics Co. Ltd.	150,968
13	Samsung Electronics Co. Ltd. (Preference Shares)	20,027
1,122	SK Hynix, Inc.	53,246
8	SK Materials Co. Ltd.	1,240
485	Woori Bank	6,372
114	Yungjin Pharmaceutical Co. Ltd.(a)	857

		300,851

	Taiwan—14.8%
102	Airtac International Group	1,166
8,186	AU Optronics Corp.	3,419
7,708	Cathay Financial Holding Co. Ltd.	12,365
2,964	China Life Insurance Co. Ltd.	2,761
13,255	China Steel Corp.	10,632
19,098	CTBC Financial Holding Co. Ltd.	11,932
11,834	First Financial Holding Co. Ltd.	7,217
3,991	Formosa Chemicals & Fibre Corp.	12,275
1,407	Formosa Petrochemical Corp.	4,920
942	Foxconn Technology Co. Ltd.	2,872

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Taiwan (continued)
7,508	Fubon Financial Holding Co. Ltd.	$11,771
7,245	Hua Nan Financial Holdings Co. Ltd.	4,058
120	Largan Precision Co. Ltd.	19,946
477	LCY Chemical Corp.	686
1,639	Lite-On Technology Corp.	2,857
807	Micro-Star International Co. Ltd.	1,618
5,285	Nan Ya Plastics Corp.	12,735
2,369	Qisda Corp.	1,508
18,081	Taiwan Semiconductor Manufacturing Co. Ltd.	116,561
506	Tripod Technology Corp.	1,431
546	TSRC Corp.	625
3,348	Walsin Lihwa Corp.	1,504
2,250	Winbond Electronics Corp.	1,271
2,244	Wistron Corp.	2,120
1,081	WPG Holdings Ltd.	1,370

		249,620

	Thailand—2.2%
946	Berli Jucker PCL NVDR	1,190
431	Carabao Group PCL NVDR	819
2,470	Charoen Pokphand Foods PCL NVDR	1,910
4,651	CP ALL PCL NVDR	8,202
194	Electricity Generating PCL NVDR	1,234
862	Group Lease PCL NVDR	556
3,552	Home Product Center PCL NVDR	996
1,473	Indorama Ventures PCL NVDR	1,565
242	KCE Electronics PCL NVDR	745
1,630	PTT Exploration & Production PCL NVDR	4,583
1,264	PTT PCL NVDR	14,215
432	Robinson Department Store PCL NVDR(a)	781
160	Siam Global House PCL NVDR	75
899	Thai Airways International PCL NVDR(a)	444
456	Thanachart Capital PCL NVDR	623

		37,938

	Turkey—0.6%
264	Arcelik AS	1,761
157	Aselsan Elektronik Sanayi Ve Ticaret AS	863
1,204	Enka Insaat ve Sanayi AS	1,850
2,654	Eregli Demir ve Celik Fabrikalari TAS	4,862
665	Turkiye Sise Ve Cam Fabrikalari AS	834

		10,170

	United Arab Emirates—0.4%
1,400	Dubai Investments PJSC	808
3,448	Emaar Properties PJSC	6,740

		7,548

	Total Investments (Cost $1,537,119)—99.9%	1,689,610
	Other assets less liabilities—0.1%	1,122

	Net Assets—100.0%	$1,690,732

Investment Abbreviations:

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

NVDR—Non-voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $43,184, which represented 2.55% of the Fund’s Net Assets.
(c)	Affiliated company. The Fund’s Adviser also serves as the adviser for PowerShares India Portfolio and therefore, PowerShares India Portfolio is considered to be affiliated. See Note 4.
(d)	Each CPO for Cemex SAB de CV represents two Series A shares and one Series B share.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37

PowerShares S&P International Developed High Dividend Low Volatility (IDHD)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Real Estate	25.0
Utilities	19.3
Financials	15.1
Telecommunication Services	13.1
Industrials	12.6
Consumer Staples	4.8
Health Care	4.5
Energy	2.2
Consumer Discretionary	1.8
Information Technology	1.3
Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—19.9%
4,164	APA Group	$28,525
582	ASX Ltd.	22,076
24,527	AusNet Services	32,099
3,181	Coca-Cola Amatil Ltd.	22,290
442	Commonwealth Bank of Australia	28,890
3,467	Dexus Property Group REIT	26,446
3,576	Goodman Group REIT	21,689
6,891	GPT Group (The) REIT	27,056
5,216	Insurance Australia Group Ltd.	24,224
16,618	Mirvac Group REIT	28,211
1,521	National Australia Bank Ltd.	38,674
7,145	Scentre Group REIT	23,030
8,799	Stockland REIT	31,915
2,763	Suncorp Group Ltd.	28,515
6,194	Sydney Airport	31,916
8,389	Telstra Corp. Ltd.	26,475
3,194	Transurban Group	29,141
14,390	Vicinity Centres REIT	30,993
764	Wesfarmers Ltd.	24,568
2,832	Westfield Corp. REIT	19,231

		545,964

	Belgium—3.8%
181	Anheuser-Busch InBev SA	20,380
1,281	bpost SA	30,689
227	Groupe Bruxelles Lambert SA	21,755
1,001	Proximus SADP	30,614

		103,438

	Denmark—2.1%
737	ISS A/S	30,560
1,402	Tryg A/S	26,891

		57,451

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Finland—1.9%
713	Elisa Oyj	$24,279
603	Sampo Oyj, Class A	28,885

		53,164

	France—3.7%
253	Sanofi	23,861
1,631	Suez	26,792
97	Unibail-Rodamco SE REIT	23,814
1,426	Veolia Environnement SA	27,082

		101,549

	Germany—1.6%
1,027	Deutsche Telekom AG	18,005
131	Muenchener Rueckversicherungs-Gesellschaft AG	25,100

		43,105

	Hong Kong—11.8%
2,000	Cheung Kong Infrastructure Holdings Ltd.	17,525
2,000	CLP Holdings Ltd.	21,099
1,072	Hang Seng Bank Ltd.	21,736
40,490	HK Electric Investments & HK Electric Investments Ltd.(a)	35,817
23,116	HKT Trust & HKT Ltd.	29,573
5,388	Hysan Development Co. Ltd.	25,424
3,270	Link REIT	23,524
60,029	Mapletree Greater China Commercial Trust REIT(a)	45,955
53,342	PCCW Ltd.	30,109
2,556	Power Assets Holdings Ltd.	23,005
2,966	Swire Pacific Ltd., Class A	28,563
6,200	Swire Properties Ltd.	20,806

		323,136

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38

PowerShares S&P International Developed High Dividend Low Volatility (IDHD) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Israel—1.3%
21,515	Bezeq The Israeli Telecommunication Corp. Ltd.	$36,227

	Italy—2.4%
8,526	Snam SpA	37,676
5,375	Terna Rete Elettrica Nazionale SpA	27,100

		64,776

	Japan—2.8%
16	GLP J-REIT REIT	18,043
13	Mori Trust Sogo REIT, Inc. REIT	20,304
627	Sankyo Co. Ltd.	21,852
11	United Urban Investment Corp. REIT	16,628

		76,827

	New Zealand—2.0%
9,171	Contact Energy Ltd.	32,804
4,441	Z Energy Ltd.	22,715

		55,519

	Norway—1.4%
2,490	Gjensidige Forsikring ASA	38,339

	Singapore—19.8%
15,318	Ascendas Real Estate Investment Trust REIT	28,056
28,174	CapitaLand Commercial Trust Ltd. REIT	32,756
22,590	CapitaLand Mall Trust REIT	31,840
11,600	ComfortDelGro Corp. Ltd.	22,740
1,455	DBS Group Holdings Ltd.	20,143
46,400	Keppel REIT	35,189
29,600	Mapletree Commercial Trust REIT	33,778
51,157	Mapletree Logistics Trust REIT	41,359
3,255	Oversea-Chinese Banking Corp. Ltd.	22,823
3,500	Singapore Airlines Ltd.	25,667
3,961	Singapore Exchange Ltd.	20,971
23,024	Singapore Post Ltd.	22,733
11,025	Singapore Press Holdings Ltd.	27,371
10,662	Singapore Technologies Engineering Ltd.	28,911
9,504	Singapore Telecommunications Ltd.	25,431
17,277	StarHub Ltd.	34,487
26,727	Suntec Real Estate Investment Trust REIT	33,846
1,318	United Overseas Bank Ltd.	20,557
3,980	Venture Corp. Ltd.	34,740

		543,398

	Spain—6.9%
1,956	Abertis Infraestructuras SA	34,399
2,231	Endesa SA	52,561
2,129	Gas Natural SDG SA	48,130
3,784	Iberdrola SA	27,204
1,324	Red Electrica Corp. SA	25,808

		188,102

	Sweden—3.0%
1,159	Axfood AB	18,403
1,360	Castellum AB	18,630
10,854	Telia Co. AB	44,251

		81,284

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Switzerland—4.9%
812	ABB Ltd.	$19,871
148	Kuehne + Nagel International AG	22,361
278	Novartis AG	21,378
80	Roche Holding AG	20,919
277	Swiss RE AG	24,098
59	Swisscom AG	25,723

		134,350

	United Kingdom—10.4%
456	AstraZeneca PLC	27,359
2,549	BAE Systems PLC	20,677
306	British American Tobacco PLC	20,646
1,438	GlaxoSmithKline PLC	28,836
511	Imperial Brands PLC	25,003
2,097	National Grid PLC	27,130
5,093	Royal Mail PLC	26,521
705	Severn Trent PLC	21,206
1,653	SSE PLC	29,748
2,037	United Utilities Group PLC	25,655
13,209	Vodafone Group PLC	34,016

		286,797

	Total Investments (Cost $2,560,762)—99.7%	2,733,426
	Other assets less liabilities—0.3%	9,505

	Net Assets—100.0%	$2,742,931

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $81,772, which represented 2.98% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Real Estate	20.5
Financials	20.0
Industrials	16.8
Consumer Staples	12.3
Utilities	9.9
Telecommunication Services	5.4
Consumer Discretionary	5.0
Health Care	3.3
Information Technology	2.8
Materials	2.0
Energy	1.8
Money Market Fund Plus Other Assets Less Liabilities	0.2

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—7.8%
113,917	AGL Energy Ltd.	$2,279,759
323,506	APA Group	2,216,114
65,089	ASX Ltd.	2,468,887
1,988,548	AusNet Services	2,602,487
35,849	Commonwealth Bank of Australia	2,343,165
291,141	Dexus Property Group REIT	2,220,843
394,710	Goodman Group REIT	2,393,940
620,864	GPT Group (The) REIT	2,437,643
1,300,597	Mirvac Group REIT	2,207,918
660,049	Scentre Group REIT	2,127,491
625,975	Stockland REIT	2,270,456
212,725	Suncorp Group Ltd.	2,195,392
667,863	Telstra Corp. Ltd.	2,107,726
256,617	Transurban Group	2,341,314
986,454	Vicinity Centres REIT	2,124,632
69,344	Wesfarmers Ltd.	2,229,932
344,113	Westfield Corp. REIT	2,336,691

		38,904,390

	Austria—0.5%
104,765	CA Immobilien Anlagen AG	2,294,796

	Belgium—2.4%
19,514	Anheuser-Busch InBev SA	2,197,226
98,072	bpost SA	2,349,501
42,746	Colruyt SA	2,194,517
30,859	Groupe Bruxelles Lambert SA(a)	2,957,479
78,818	Proximus SADP(a)	2,410,503

		12,109,226

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada—23.1%
66,289	ATCO Ltd., Class I	$2,408,085
49,911	Bank of Montreal	3,528,412
49,805	Bank of Nova Scotia	2,763,990
89,295	BCE, Inc.	4,058,864
58,568	Brookfield Asset Management, Inc., Class A	2,161,443
166,653	CAE, Inc.	2,541,297
40,097	Canadian Imperial Bank of Commerce	3,233,156
34,053	Canadian National Railway Co.	2,457,405
19,348	Canadian Tire Corp. Ltd., Class A	2,357,476
94,853	Canadian Utilities Ltd., Class A	2,729,807
118,894	CI Financial Corp.(a)	2,321,707
29,831	Dollarama, Inc.	2,607,185
106,766	Emera, Inc.	3,689,529
190,898	First Capital Realty, Inc.	2,769,997
90,313	Fortis, Inc.	2,934,033
34,829	George Weston Ltd.	3,122,714
91,318	Great-West Lifeco, Inc.	2,452,422
139,043	H&R Real Estate Investment Trust REIT	2,355,179
198,177	Hydro One Ltd.(b)	3,484,367
83,989	IGM Financial, Inc.	2,519,117
52,311	Industrial Alliance Insurance and Financial Services, Inc.	2,203,313
45,855	Intact Financial Corp.	3,136,035
104,135	Inter Pipeline Ltd.	2,118,039
56,495	Loblaw Cos. Ltd.	3,165,422
86,683	Metro, Inc.	2,965,721
58,786	National Bank of Canada	2,280,843
36,381	Onex Corp.	2,620,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
67,589	Pembina Pipeline Corp.	$2,150,312
112,994	Power Corp. of Canada	2,613,911
103,421	Power Financial Corp.	2,623,912
141,753	RioCan Real Estate Investment Trust REIT(a)	2,688,258
61,910	Rogers Communications, Inc., Class B	2,834,014
46,212	Royal Bank of Canada	3,159,099
61,217	Saputo, Inc.	2,009,375
145,558	Shaw Communications, Inc., Class B	3,080,852
102,639	Smart Real Estate Investment Trust REIT	2,429,165
54,803	Sun Life Financial, Inc.	1,932,314
112,173	TELUS Corp.	3,726,247
42,041	TMX Group Ltd.	2,371,244
76,142	Toronto-Dominion Bank (The)	3,576,831
56,738	TransCanada Corp.	2,630,041
27,219	Waste Connections, Inc.	2,499,936

		115,311,682

	Denmark—2.4%
24,926	Carlsberg A/S, Class B	2,487,199
35,935	Chr. Hansen Holding A/S	2,421,343
30,220	Coloplast A/S, Class B	2,586,253
55,798	ISS A/S	2,313,683
108,898	Tryg A/S	2,088,734

		11,897,212

	Finland—0.4%
60,710	Elisa Oyj	2,067,264

	France—6.4%
20,768	Aeroports de Paris	2,769,245
126,712	Bureau Veritas SA	2,934,209
9,450	Christian Dior SE	2,592,710
34,181	Danone SA(a)	2,388,869
25,884	Dassault Systemes SE	2,309,310
4,654	Hermes International	2,225,853
54,894	Klepierre REIT(a)	2,154,356
11,901	L’Oreal SA(a)	2,369,661
20,182	Pernod Ricard SA	2,524,080
21,594	Sodexo SA	2,744,175
24,239	Thales SA	2,547,650
9,020	Unibail-Rodamco SE REIT	2,214,444
29,329	Vinci SA	2,494,343

		32,268,905

	Germany—4.5%
25,917	Beiersdorf AG	2,577,826
62,155	Deutsche Post AG	2,233,561
128,214	Deutsche Telekom AG	2,247,860
19,528	Henkel AG & Co. KGaA (Preference Shares)	2,658,126
57,595	MAN SE	6,048,530
19,125	Merck KGaA	2,245,061
24,261	SAP SE	2,432,398
59,003	Vonovia SE	2,135,392

		22,578,754

	Hong Kong—6.8%
273,013	Cheung Kong Infrastructure Holdings Ltd.	2,392,249
185,058	CK Hutchison Holdings Ltd.	2,311,574

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Hong Kong (continued)
260,644	CLP Holdings Ltd.	$2,749,688
140,172	Hang Seng Bank Ltd.	2,842,171
2,676,415	HK Electric Investments & HK Electric Investments Ltd.(b)	2,367,550
1,411,787	Hong Kong & China Gas Co. Ltd.	2,820,833
81,969	Hong Kong Exchanges & Clearing Ltd.	2,019,307
53,796	Jardine Strategic Holdings Ltd.	2,273,957
303,712	Link REIT	2,184,838
3,132,201	Mapletree Greater China Commercial Trust REIT(b)	2,397,836
488,691	MTR Corp. Ltd.	2,814,943
258,796	Power Assets Holdings Ltd.	2,329,232
252,451	Swire Pacific Ltd., Class A	2,431,174
668,978	Swire Properties Ltd.	2,244,965

		34,180,317

	Israel—4.1%
39,627	Azrieli Group Ltd.	2,111,761
393,612	Bank Hapoalim BM	2,458,614
490,642	Bank Leumi Le-Israel BM(c)	2,297,502
20,930	Check Point Software Technologies Ltd.(c)	2,176,929
18,262	Elbit Systems Ltd.	2,176,960
1,088,408	Israel Discount Bank Ltd., Class A(c)	2,637,016
134,114	Mizrahi Tefahot Bank Ltd.	2,167,462
29,603	Nice Ltd.	2,028,191
13,755	Paz Oil Co. Ltd.	2,245,032

		20,299,467

	Japan—5.3%
875	Advance Residence Investment Corp. REIT	2,304,656
901	Daiwa House REIT Investment Corp. REIT	2,277,759
2,126	GLP J-REIT REIT	2,397,400
568	Japan Prime Realty Investment Corp. REIT	2,132,484
403	Japan Real Estate Investment Corp. REIT	2,122,194
1,063	Japan Retail Fund Investment Corp. REIT	2,076,984
1,359	Mori Trust Sogo REIT, Inc. REIT	2,122,561
403	Nippon Building Fund, Inc. REIT	2,143,886
1,031	Nippon Prologis REIT, Inc. REIT	2,180,019
1,542	ORIX JREIT, Inc. REIT	2,445,731
404,294	Tobu Railway Co., Ltd.	2,049,216
1,454	United Urban Investment Corp. REIT	2,197,892

		26,450,782

	Netherlands—1.9%
35,128	Heineken Holding NV	2,942,010
97,006	Koninklijke Ahold Delhaize NV	2,009,171
31,081	Koninklijke DSM NV	2,222,644
55,218	Wolters Kluwer NV	2,344,454

		9,518,279

	New Zealand—0.9%
676,440	Contact Energy Ltd.	2,419,576
341,699	Ryman Healthcare Ltd.	2,024,541

		4,444,117

	Norway—1.3%
202,138	Entra ASA(b)	2,324,239
134,393	Gjensidige Forsikring ASA	2,069,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Norway (continued)
251,495	Orkla ASA	$2,282,582

		6,676,095

	Singapore—10.1%
1,285,817	Ascendas Real Estate Investment Trust REIT	2,355,077
2,054,240	CapitaLand Commercial Trust Ltd. REIT	2,388,309
952,999	CapitaLand Ltd.(c)	2,563,695
1,625,887	CapitaLand Mall Trust REIT	2,291,620
1,194,464	ComfortDelGro Corp. Ltd.	2,341,584
180,726	DBS Group Holdings Ltd.	2,502,002
3,694,603	Keppel REIT	2,801,946
2,045,080	Mapletree Commercial Trust REIT	2,333,764
3,701,026	Mapletree Logistics Trust REIT	2,992,172
386,179	Oversea-Chinese Banking Corp. Ltd.	2,707,701
399,929	Singapore Airlines Ltd.	2,932,870
549,137	Singapore Exchange Ltd.	2,907,358
2,087,391	Singapore Post Ltd.	2,060,957
1,044,514	Singapore Press Holdings Ltd.	2,593,163
845,689	Singapore Telecommunications Ltd.	2,262,915
1,786,683	Suntec Real Estate Investment Trust REIT	2,262,595
178,178	United Overseas Bank Ltd.	2,779,052
500,988	UOL Group Ltd.	2,595,087
308,873	Venture Corp. Ltd.	2,696,037
869,281	Wilmar International Ltd.	2,207,875

		50,575,779

	Spain—2.1%
154,065	Abertis Infraestructuras SA	2,709,470
46,615	Amadeus IT Group SA	2,512,689
104,171	Endesa SA	2,454,209
135,983	Red Electrica Corp. SA	2,650,608

		10,326,976

	Sweden—3.3%
133,128	Axfood AB	2,113,859
166,484	Castellum AB	2,280,629
150,827	Hufvudstaden AB, Class A	2,364,230
61,914	ICA Gruppen AB(a)	2,114,423
111,606	Industrivarden AB, Class C	2,596,426
51,371	Investor AB, Class B	2,349,022
35,850	L E Lundbergforetagen AB, Class B	2,597,210

		16,415,799

	Switzerland—6.8%
100,321	ABB Ltd.	2,454,990
424	Chocoladefabriken Lindt & Spruengli AG-PC(a)	2,383,123
5,947	Geberit AG	2,707,499
1,354	Givaudan SA	2,607,482
19,974	Kuehne + Nagel International AG	3,017,821
39,669	Nestle SA	3,054,527
32,362	Novartis AG	2,488,634
8,945	Roche Holding AG	2,339,026
12,976	Schindler Holding AG-PC	2,650,079
1,298	SGS SA	2,919,506
25,028	Swiss RE AG	2,177,332
6,597	Swisscom AG	2,876,185
5,457	Syngenta AG(c)	2,534,850

		34,211,054

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom—9.1%
262,170	BAE Systems PLC	$2,126,673
35,641	British American Tobacco PLC	2,404,664
82,026	Bunzl PLC	2,555,397
117,017	Compass Group PLC	2,358,667
89,644	Diageo PLC	2,605,421
124,639	Experian PLC	2,675,165
120,578	GlaxoSmithKline PLC	2,417,965
45,392	Imperial Brands PLC	2,221,013
270,769	Informa PLC	2,248,973
187,931	National Grid PLC	2,431,357
26,399	Reckitt Benckiser Group PLC	2,428,670
135,549	RELX NV(a)	2,620,745
127,577	RELX PLC	2,584,726
286,217	RSA Insurance Group PLC	2,206,947
79,761	Severn Trent PLC	2,399,186
145,907	Smith & Nephew PLC	2,397,343
182,531	United Utilities Group PLC	2,298,915
874,475	Vodafone Group PLC	2,251,956
101,033	WPP PLC	2,160,660

		45,394,443

	United States—0.6%
68,300	Thomson Reuters Corp.	3,098,551

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $471,282,209)—99.8%	499,023,888

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—2.7%
13,651,765	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $13,651,765)	13,651,765

	Total Investments (Cost $484,933,974)—102.5%	512,675,653
	Other assets less liabilities—(2.5)%	(12,486,154)

	Net Assets—100.0%	$500,189,499

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42

PowerShares S&P International Developed Low Volatility Portfolio (IDLV) (continued)

April 30, 2017

(Unaudited)

Investment Abbreviations:

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2017.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $10,573,992, which represented 2.11% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

43

PowerShares S&P International Developed Momentum Portfolio (IDMO)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	24.6
Materials	20.8
Industrials	17.3
Energy	10.6
Consumer Discretionary	6.4
Information Technology	6.3
Consumer Staples	5.8
Real Estate	2.6
Telecommunication Services	2.2
Health Care	1.9
Utilities	1.2
Other Assets Less Liabilities	0.3

Schedule of Investments

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Australia—5.8%
376	AGL Energy Ltd.	$7,525
408	Aristocrat Leisure Ltd.	5,993
15	ASX Ltd.	569
192	Aurizon Holdings Ltd.	739
2,332	BHP Billiton Ltd.	41,367
1,859	BHP Billiton PLC	28,260
659	BlueScope Steel Ltd.	5,766
344	Challenger Ltd.	3,401
47	CIMIC Group Ltd.	1,302
31	Cochlear Ltd.	3,243
502	Dexus Property Group REIT	3,829
1,149	DUET Group	2,595
1,954	Fortescue Metals Group Ltd.	7,759
435	Newcrest Mining Ltd.	6,884
1,156	Origin Energy Ltd.(a)	6,207
6,112	South32 Ltd.	12,707
341	Treasury Wine Estates Ltd.	3,060

		141,206

	Austria—0.5%
10	Lenzing AG	1,864
84	OMV AG	3,867
84	Raiffeisen Bank International AG(a)	1,914
63	UNIQA Insurance Group AG	526
79	voestalpine AG	3,300

		11,471

	Belgium—0.5%
50	Solvay SA	6,357

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Belgium (continued)
80	Umicore SA	$4,682

		11,039

	Canada—21.0%
107	Agnico Eagle Mines Ltd.	5,106
35	ATCO Ltd., Class I	1,271
702	Bank of Montreal	49,627
1,160	Bank of Nova Scotia	64,376
649	Barrick Gold Corp.	10,832
1,932	Bombardier, Inc., Class B(a)	2,981
169	CAE, Inc.	2,577
299	Canadian Imperial Bank of Commerce	24,109
64	Dollarama, Inc.	5,594
913	Encana Corp.	9,756
112	Finning International, Inc.	2,126
792	First Quantum Minerals Ltd.	7,536
25	Genworth MI Canada, Inc.	620
80	H&R Real Estate Investment Trust REIT	1,355
70	Industrial Alliance Insurance and Financial Services, Inc.	2,948
211	Inter Pipeline Ltd.	4,292
836	Kinross Gold Corp.(a)	2,904
538	Lundin Mining Corp.	2,865
62	Methanex Corp.	2,844
320	National Bank of Canada	12,416
139	Open Text Corp.	4,812
244	Pembina Pipeline Corp.	7,763
144	Prairiesky Royalty Ltd.	3,133
139	Restaurant Brands International, Inc.	7,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

44

PowerShares S&P International Developed Momentum Portfolio (IDMO) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Canada (continued)
190	Rogers Communications, Inc., Class B	$8,697
1,253	Royal Bank of Canada	85,656
155	Saputo, Inc.	5,088
175	Seven Generations Energy Ltd., Class A(a)	3,094
227	Shaw Communications, Inc., Class B	4,805
68	Shopify, Inc., Class A(a)	5,158
261	Silver Wheaton Corp.	5,200
109	SNC-Lavalin Group, Inc.	4,377
366	Sun Life Financial, Inc.	12,905
535	Teck Resources Ltd., Class B	11,081
106	TELUS Corp.	3,521
34	TMX Group Ltd.	1,918
1,764	Toronto-Dominion Bank (The)	82,865
591	TransCanada Corp.	27,395
570	Turquoise Hill Resources Ltd.(a)	1,551
73	Vermilion Energy, Inc.	2,566
109	Waste Connections, Inc.	10,011
470	Yamana Gold, Inc.	1,262

		516,782

	Chile—0.1%
319	Antofagasta PLC	3,459

	China—0.8%
3,823	BOC Hong Kong (Holdings) Ltd.	15,729
2,393	Global Logistic Properties Ltd.	4,931

		20,660

	Denmark—0.3%
33	Genmab A/S(a)	6,562

	Finland—1.1%
24	Cargotec Oyj, Class B	1,431
41	Kesko Oyj, Class B	1,921
84	Metso Oyj	3,012
83	Orion Oyj, Class B	4,759
353	Outokumpu Oyj	3,388
331	Stora Enso Oyj, Class R	3,936
296	UPM-Kymmene Oyj	7,810

		26,257

	France—2.9%
26	Christian Dior SE	7,133
97	CNP Assurances	2,025
12	Hermes International	5,739
48	Kering	14,873
338	Schneider Electric SE	26,685
53	Thales SA	5,571
131	Valeo SA	9,415

		71,441

	Germany—9.4%
173	adidas AG	34,645
789	BASF SE	76,862
84	Covestro AG(b)	6,546
698	Deutsche Post AG	25,083
621	Infineon Technologies AG	12,848
67	Merck KGaA	7,865
423	Siemens AG	60,618

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Germany (continued)
265	thyssenkrupp AG	$6,307

		230,774

	Hong Kong—4.4%
208	ASM Pacific Technology Ltd.	3,097
891	Bank of East Asia Ltd. (The)	3,689
724	Chow Tai Fook Jewellery Group Ltd.	795
1,057	CLP Holdings Ltd.	11,151
1,556	Galaxy Entertainment Group Ltd.	8,663
564	Hang Lung Group Ltd.	2,353
1,286	Hang Lung Properties Ltd.	3,373
545	Hang Seng Bank Ltd.	11,051
3,847	Hong Kong & China Gas Co. Ltd.	7,686
142	Jardine Strategic Holdings Ltd.	6,002
1,094	Link REIT	7,870
856	Mapletree Greater China Commercial Trust REIT(b)	655
819	MTR Corp. Ltd.	4,718
4,432	New World Development Co. Ltd.	5,522
1,631	Sino Land Co. Ltd.	2,764
858	Sun Hung Kai Properties Ltd.	12,874
1,105	Wharf Holdings Ltd. (The)	9,441
648	Wheelock & Co. Ltd.	5,053

		106,757

	Ireland—0.2%
245	James Hardie Industries PLC	4,154

	Israel—0.4%
643	Bank Hapoalim BM	4,016
12	Elbit Systems Ltd.	1,430
110	Mizrahi Tefahot Bank Ltd.	1,778
33	Wix.com Ltd.(a)	2,721

		9,945

	Italy—0.3%
88	Ferrari NV	6,617

	Japan—9.7%
149	Advantest Corp.	2,782
178	Brother Industries Ltd.	3,658
158	Daikin Industries Ltd.	15,344
101	FANUC Corp.	20,527
390	Fuji Electric Co. Ltd.	2,138
60	Hitachi Chemical Co. Ltd.	1,717
55	Hitachi Construction Machinery Co. Ltd.	1,416
114	Idemitsu Kosan Co. Ltd.	3,646
30	ITOCHU Techno-Solutions Corp.	873
86	Itoham Yonekyu Holdings, Inc.	795
49	Kagome Co. Ltd.	1,334
300	Keikyu Corp.	3,442
65	Keyence Corp.	26,124
575	Komatsu Ltd.	15,330
68	Konami Holdings Corp.	2,827
214	Lion Corp.	3,863
143	MISUMI Group, Inc.	2,708
1,286	Mitsubishi Electric Corp.	17,928
209	Mitsubishi Gas Chemical Co., Inc.	4,466
100	Nissan Chemical Industries Ltd.	3,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

45

PowerShares S&P International Developed Momentum Portfolio (IDMO) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Japan (continued)
115	OMRON Corp.	$4,813
24	SCREEN Holdings Co. Ltd.	1,742
133	Sega Sammy Holdings, Inc.	1,786
1,083	Sharp Corp.(a)	3,906
267	Shin-Etsu Chemical Co. Ltd.	23,196
552	SoftBank Group Corp.	41,805
119	Start Today Co. Ltd.	2,541
136	Sumco Corp.	2,378
95	Sumitomo Dainippon Pharma Co. Ltd.	1,558
380	Sumitomo Heavy Industries Ltd.	2,649
113	Tokyo Electron Ltd.	13,143
11	Universal Entertainment Corp.	330
150	Yaskawa Electric Corp.	2,865
46	Zensho Holdings Co. Ltd.	787
120	Zeon Corp.	1,366

		238,882

	Luxembourg—0.8%
1,840	ArcelorMittal SA(a)	14,513
348	Tenaris SA	5,449

		19,962

	Macau—0.1%
519	MGM China Holdings Ltd.	1,182
1,036	Wynn Macau Ltd.(a)	2,278

		3,460

	Mexico—0.1%
135	Fresnillo PLC	2,536

	Netherlands—8.3%
252	ASML Holding NV	33,300
116	Koninklijke DSM NV	8,296
3,236	Royal Dutch Shell PLC, Class A	83,836
2,932	Royal Dutch Shell PLC, Class B	77,857

		203,289

	New Zealand—0.1%
595	Fletcher Building Ltd.	3,493

	Norway—0.9%
116	AKER BP ASA	1,973
81	AKER Solutions ASA(a)(b)	463
477	DNB ASA	7,467
13	Leroy Seafood Group ASA	655
188	Marine Harvest ASA	3,134
1,029	Norsk Hydro ASA	5,886
67	Norwegian Finans Holding ASA(a)	534
27	Salmar ASA	642
148	Sparebank 1 SR-Bank ASA	1,170
60	TGS Nopec Geophysical Co. ASA	1,314

		23,238

	Singapore—2.1%
358	City Developments Ltd.	2,764
1,500	DBS Group Holdings Ltd.	20,766
2,900	Genting Singapore PLC	2,313
833	Mapletree Commercial Trust REIT	951
2,100	Oversea-Chinese Banking Corp. Ltd.	14,724

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Singapore (continued)
454	SATS Ltd.	$1,653
215	Venture Corp. Ltd.	1,877
2,749	Wilmar International Ltd.	6,982

		52,030

	South Africa—0.3%
308	Mondi PLC	7,973

	Spain—0.7%
44	Aena SA(b)	7,762
639	Repsol SA	10,114

		17,876

	Sweden—3.8%
484	Atlas Copco AB, Class A	18,103
269	Atlas Copco AB, Class B	8,950
292	Boliden AB	8,350
250	Husqvarna AB, Class B	2,486
92	Industrivarden AB, Class C	2,140
22	L E Lundbergforetagen AB, Class B	1,594
131	Lundin Petroleum AB(a)	2,502
43	Saab AB, Class B	2,133
994	Sandvik AB	15,963
222	Skanska AB, Class B	5,312
200	SKF AB, Class B	4,395
173	Volvo AB, Class A	2,829
1,078	Volvo AB, Class B	17,640

		92,397

	Switzerland—7.1%
1,432	ABB Ltd.	35,043
86	Actelion Ltd.	22,946
18	Geberit AG	8,195
13,848	Glencore PLC(a)	54,401
9	Schindler Holding AG	1,786
20	Schindler Holding AG-PC	4,085
655	STMicroelectronics NV	10,585
186	Wolseley PLC	11,801
91	Zurich Insurance Group AG	25,176

		174,018

	United Kingdom—17.4%
780	3i Group PLC	8,008
1,614	Anglo American PLC(a)	23,105
425	Ashtead Group PLC	8,968
1,154	British American Tobacco PLC	77,859
1,174	Diageo PLC	34,121
604	Experian PLC	12,964
14,702	HSBC Holdings PLC	121,067
183	IMI PLC	3,028
200	InterContinental Hotels Group PLC	10,598
116	Johnson Matthey PLC	4,471
165	Micro Focus International PLC	5,525
361	Rio Tinto Ltd.	16,317
1,154	Rio Tinto PLC	45,715
673	RSA Insurance Group PLC	5,189
374	Smiths Group PLC	7,935
1,507	Standard Chartered PLC(a)	14,061

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

46

PowerShares S&P International Developed Momentum Portfolio (IDMO) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	United Kingdom (continued)
260	Subsea 7 SA	$4,310
250	Weir Group PLC (The)	6,440
1,384	WM Morrison Supermarkets PLC	4,296
630	WPP PLC	13,473

		427,450

	United States—0.6%
432	Flex Ltd.(a)	6,679
103	International Game Technology PLC	2,287
97	Mobileye NV(a)	6,006

		14,972

	Total Investments (Cost $2,383,556)—99.7%	2,448,700
	Other assets less liabilities—0.3%	7,093

	Net Assets—100.0%	$2,455,793

Investment Abbreviations:

PC—Participation Certificate

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2017 was $15,426, which represented less than 1% of the Fund’s Net Assets.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

47

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Real Estate	22.0
Financials	19.9
Utilities	16.7
Industrials	11.9
Materials	9.1
Information Technology	8.5
Consumer Discretionary	5.6
Health Care	3.9
Consumer Staples	2.4
Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—5.6%
805,671	New York Times Co. (The), Class A	$11,641,946
6,686	NVR, Inc.(b)	14,115,818
130,829	Pool Corp.	15,649,765
439,769	Service Corp. International	14,169,357

		55,576,886

	Consumer Staples—2.4%
102,450	Ingredion, Inc.	12,685,359
317,224	Tootsie Roll Industries, Inc.	11,848,316

		24,533,675

	Financials—19.9%
24,910	Alleghany Corp.(b)	15,212,537
179,708	American Financial Group, Inc.	17,487,385
219,805	Aspen Insurance Holdings Ltd. (Bermuda)	11,506,792
349,956	Brown & Brown, Inc.	15,013,112
204,896	Commerce Bancshares, Inc.	11,259,035
63,614	Everest Re Group Ltd.	16,012,280
66,528	FactSet Research Systems, Inc.	10,861,361
298,089	First American Financial Corp.	12,940,044
157,003	Hanover Insurance Group, Inc. (The)	13,858,655
137,107	MSCI, Inc.	13,754,574
637,019	Old Republic International Corp.	13,173,553
109,023	Reinsurance Group of America, Inc.	13,632,236
118,041	RenaissanceRe Holdings Ltd. (Bermuda)	16,781,889
234,018	W.R. Berkley Corp.	15,908,544

		197,401,997

	Health Care—3.9%
66,871	Bio-Rad Laboratories, Inc., Class A(b)	14,595,264
322,910	Owens & Minor, Inc.	11,188,832
180,113	STERIS PLC	13,292,339

		39,076,435

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—11.9%
124,030	Carlisle Cos., Inc.	$12,575,402
407,417	Copart, Inc.(b)	12,589,185
156,966	Deluxe Corp.	11,287,425
117,484	Hubbell, Inc.	13,290,965
157,297	IDEX Corp.	16,478,434
84,486	Lennox International, Inc.	13,973,140
114,182	MSC Industrial Direct Co., Inc., Class A	10,222,714
355,337	Rollins, Inc.	13,797,736
212,607	Toro Co. (The)	13,802,446

		118,017,447

	Information Technology—8.5%
122,554	ANSYS, Inc.(b)	13,500,549
206,072	Broadridge Financial Solutions, Inc.	14,412,676
412,115	Cadence Design Systems, Inc.(b)	13,422,585
191,887	CDK Global, Inc.	12,474,574
176,009	Jack Henry & Associates, Inc.	17,058,792
390,382	National Instruments Corp.	13,628,236

		84,497,412

	Materials—9.1%
180,932	AptarGroup, Inc.	14,528,840
98,713	Ashland Global Holdings, Inc.	12,191,056
278,660	Bemis Co., Inc.	12,520,194
127,248	Scotts Miracle-Gro Co. (The)	12,292,157
157,703	Sensient Technologies Corp.	12,900,105
193,981	Silgan Holdings, Inc.	11,759,128
268,775	Sonoco Products Co.	14,059,620

		90,251,100

	Real Estate—22.0%
240,386	American Campus Communities, Inc. REIT	11,391,892
152,495	Camden Property Trust REIT	12,554,913

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

48

PowerShares S&P MidCap Low Volatility Portfolio (XMLV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
390,112	Corporate Office Properties Trust REIT	$12,772,267
281,778	DCT Industrial Trust, Inc. REIT	14,246,696
315,241	Douglas Emmett, Inc. REIT	11,875,128
480,348	Duke Realty Corp. REIT	13,320,050
295,135	Education Realty Trust, Inc. REIT	11,442,384
159,507	EPR Properties REIT	11,597,754
468,192	First Industrial Realty Trust, Inc. REIT	13,174,923
378,695	Healthcare Realty Trust, Inc. REIT	12,421,196
267,333	Highwoods Properties, Inc. REIT	13,601,903
371,200	Hospitality Properties Trust REIT	11,815,296
156,115	Lamar Advertising Co., Class A REIT	11,251,208
263,910	National Retail Properties, Inc. REIT	11,142,280
367,956	Tanger Factory Outlet Centers, Inc. REIT	11,476,548
184,214	Taubman Centers, Inc. REIT	11,522,586
420,725	Urban Edge Properties REIT	10,728,487
365,967	Weingarten Realty Investors REIT	11,992,739

		218,328,250

	Utilities—16.7%
432,630	Aqua America, Inc.	14,315,727
181,128	Atmos Energy Corp.	14,674,990
488,336	Great Plains Energy, Inc.	14,449,862
360,292	Hawaiian Electric Industries, Inc.	12,076,988
179,419	IDACORP, Inc.	15,164,494
243,331	NorthWestern Corp.	14,546,327
347,748	OGE Energy Corp.	12,094,675
351,971	PNM Resources, Inc.	13,110,920
148,709	Southwest Gas Holdings, Inc.	12,455,866
259,378	UGI Corp.	13,010,400
235,480	Vectren Corp.	13,992,222
302,024	Westar Energy, Inc.	15,714,309

		165,606,780

	Total Investments (Cost $908,421,841)—100.0%	993,289,982
	Other assets less liabilities—(0.0)%	(32,083)

	Net Assets—100.0%	$993,257,899

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

49

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Real Estate	21.1
Financials	19.2
Utilities	11.4
Industrials	10.0
Consumer Discretionary	8.1
Information Technology	6.9
Consumer Staples	6.9
Materials	6.4
Telecommunication Services	6.0
Health Care	4.0
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—8.1%
8,497	Buckle, Inc. (The)	$158,894
6,644	Cato Corp. (The), Class A	149,889
2,891	DineEquity, Inc.	163,457
18,359	New Media Investment Group, Inc.	241,604

		713,844

	Consumer Staples—6.9%
2,572	Cal-Maine Foods, Inc.	97,093
2,417	Inter Parfums, Inc.	91,725
2,562	Medifast, Inc.	118,672
918	Sanderson Farms, Inc.	106,286
1,789	Universal Corp.	131,402
572	WD-40 Co.	59,974

		605,152

	Financials—19.2%
4,141	AMERISAFE, Inc.	238,315
25,723	Capstead Mortgage Corp. REIT	286,554
3,406	Columbia Banking System, Inc.	134,571
7,821	Northwest Bancshares, Inc.	126,231
15,171	Oritani Financial Corp.	257,148
5,093	ProAssurance Corp.	315,257
3,065	RLI Corp.	175,379
2,153	Safety Insurance Group, Inc.	155,877

		1,689,332

	Health Care—4.0%
1,736	CONMED Corp.	85,342
1,824	Landauer, Inc.	95,942
11,365	Meridian Bioscience, Inc.	168,202

		349,486

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Industrials—10.0%
2,406	Brady Corp., Class A	$93,714
4,671	Briggs & Stratton Corp.	116,728
3,706	Mobile Mini, Inc.	106,362
1,812	National Presto Industries, Inc.	189,082
2,810	Powell Industries, Inc.	96,917
5,187	Resources Connection, Inc.	72,099
16,390	RR Donnelley & Sons Co.	206,023

		880,925

	Information Technology—6.9%
5,622	Brooks Automation, Inc.	142,012
2,048	ManTech International Corp., Class A	72,704
4,295	Monotype Imaging Holdings, Inc.	87,403
1,499	MTS Systems Corp.	69,628
4,455	NIC, Inc.	95,114
4,819	Park Electrochemical Corp.	83,465
1,671	Xperi Corp.	56,146

		606,472

	Materials—6.4%
2,972	Innophos Holdings, Inc.	142,478
1,192	Kaiser Aluminum Corp.	100,617
11,157	Myers Industries, Inc.	181,859
3,165	Schweitzer-Mauduit International, Inc.	136,253

		561,207

	Real Estate—21.1%
11,762	CareTrust REIT, Inc. REIT	200,189
9,904	Chesapeake Lodging Trust REIT	230,862
18,688	Franklin Street Properties Corp. REIT	226,686
13,932	Government Properties Income Trust REIT	297,030

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

50

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
8,363	Kite Realty Group Trust REIT	$170,271
24,698	Lexington Realty Trust REIT	251,179
4,052	LTC Properties, Inc. REIT	193,848
10,628	Sabra Health Care REIT, Inc. REIT	288,975

		1,859,040

	Telecommunication Services—6.0%
849	ATN International, Inc.	58,742
3,627	Cogent Communications Holdings, Inc.	163,215
9,150	Consolidated Communications Holdings, Inc.	216,580
4,850	Spok Holdings, Inc.	87,058

		525,595

	Utilities—11.4%
2,130	ALLETE, Inc.	148,908
1,904	American States Water Co.	84,766
3,617	Avista Corp.	145,910
2,473	California Water Service Group	88,286
2,395	El Paso Electric Co.	123,582
2,162	Northwest Natural Gas Co.	128,855
4,080	South Jersey Industries, Inc.	153,082
1,979	Spire, Inc.	135,661

		1,009,050

	Total Common Stocks and Other Equity Interests (Cost $8,902,808)	8,800,103

	Money Market Fund—0.2%
14,090	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(b) (Cost $14,090)	14,090

	Total Investments (Cost $8,916,898)—100.2%	8,814,193
	Other assets less liabilities—(0.2)%	(13,418)

	Net Assets—100.0%	$8,800,775

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

51

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Financials	32.5
Real Estate	18.3
Industrials	16.4
Information Technology	9.1
Utilities	6.9
Consumer Discretionary	5.0
Health Care	4.1
Consumer Staples	3.7
Materials	3.3
Telecommunication Services	0.7
Money Market Fund Plus Other Assets Less Liabilities	(0.0)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—5.0%
112,031	DineEquity, Inc.	$6,334,233
95,123	Dorman Products, Inc.(b)	7,909,477
242,701	Marcus Corp. (The)	8,203,294
115,530	Monro Muffler Brake, Inc.	5,990,231
383,754	PetMed Express, Inc.(c)	8,864,717
198,174	Scholastic Corp.	8,567,062

		45,869,014

	Consumer Staples—3.7%
76,364	J & J Snack Foods Corp.	10,277,067
190,323	Medifast, Inc.	8,815,761
103,972	Universal Corp.	7,636,744
74,191	WD-40 Co.	7,778,926

		34,508,498

	Financials—32.5%
150,550	Ameris Bancorp	7,090,905
113,001	AMERISAFE, Inc.	6,503,207
418,051	Astoria Financial Corp.	8,524,060
790,490	Bank Mutual Corp.	7,272,508
125,681	Banner Corp.	6,937,591
468,054	Brookline Bancorp, Inc.	6,810,186
1,000,551	Capstead Mortgage Corp. REIT	11,146,138
215,093	Central Pacific Financial Corp.	6,728,109
117,480	City Holding Co.	8,351,653
132,111	Community Bank System, Inc.	7,391,610
366,889	Dime Community Bancshares, Inc.	7,135,991
512,305	First Commonwealth Financial Corp.	6,613,858
262,703	First Financial Bancorp	7,263,738
285,867	First Midwest Bancorp, Inc.	6,492,040

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Financials (continued)
194,082	Glacier Bancorp, Inc.	$6,556,090
276,633	Green Dot Corp., Class A(b)	9,485,746
182,739	Horace Mann Educators Corp.	7,062,862
109,210	Independent Bank Corp./MA	6,912,993
102,894	Infinity Property & Casualty Corp.	10,212,229
245,340	National Bank Holdings Corp., Class A	7,745,384
146,818	Navigators Group, Inc. (The)	7,935,513
189,534	NBT Bancorp, Inc.	7,236,408
574,129	Northfield Bancorp, Inc.	10,552,491
584,500	Northwest Bancshares, Inc.	9,433,830
407,730	Old National Bancorp	6,849,864
612,544	Oritani Financial Corp.	10,382,621
173,012	ProAssurance Corp.	10,709,443
339,908	Provident Financial Services, Inc.	8,732,236
128,580	RLI Corp.	7,357,348
145,048	Safety Insurance Group, Inc.	10,501,475
183,523	Selective Insurance Group, Inc.	9,690,014
113,646	Simmons First National Corp., Class A	6,210,754
173,852	Stewart Information Services Corp.	8,247,539
78,960	Tompkins Financial Corp.	6,527,623
841,427	TrustCo Bank Corp. NY	6,689,345
238,653	United Community Banks, Inc.	6,527,160
157,867	United Fire Group, Inc.	6,946,148
127,046	Westamerica Bancorporation(c)	6,990,071

		299,756,781

	Health Care—4.1%
92,769	Analogic Corp.	6,665,453
88,390	Cantel Medical Corp.	6,577,100

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

52

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Health Care (continued)
50,195	Chemed Corp.	$10,108,269
178,753	Integra LifeSciences Holdings Corp.(b)	8,217,276
93,194	U.S. Physical Therapy, Inc.	6,113,526

		37,681,624

	Industrials—16.4%
203,764	ABM Industries, Inc.	8,800,567
126,883	Applied Industrial Technologies, Inc.	8,120,512
163,707	ESCO Technologies, Inc.	9,634,157
127,218	Exponent, Inc.	7,779,381
267,464	Griffon Corp.	6,419,136
218,560	Healthcare Services Group, Inc.	10,034,090
329,307	Heartland Express, Inc.	6,625,657
208,576	Hillenbrand, Inc.	7,696,454
205,812	Kaman Corp.	9,881,034
122,751	Matthews International Corp., Class A	8,414,581
172,449	Mueller Industries, Inc.	5,525,266
70,832	National Presto Industries, Inc.	7,391,319
220,851	Simpson Manufacturing Co., Inc.	9,211,695
72,721	Standex International Corp.	6,832,138
93,544	Tennant Co.	6,852,098
202,100	Tetra Tech, Inc.	8,882,295
60,693	UniFirst Corp.	8,448,466
155,404	Viad Corp.	7,024,261
120,526	Watts Water Technologies, Inc., Class A	7,496,717

		151,069,824

	Information Technology—9.1%
218,552	Benchmark Electronics, Inc.(b)	6,928,098
104,920	Cabot Microelectronics Corp.	8,220,482
164,272	ExlService Holdings, Inc.(b)	7,837,417
208,912	Forrester Research, Inc.	8,471,382
100,926	MKS Instruments, Inc.	7,897,459
337,603	NIC, Inc.	7,207,824
143,673	Plexus Corp.(b)	7,469,559
312,759	Rudolph Technologies, Inc.(b)	7,662,596
286,284	Sykes Enterprises, Inc.(b)	8,534,126
255,308	TeleTech Holdings, Inc.	7,978,375
152,531	Xperi Corp.	5,125,042

		83,332,360

	Materials—3.3%
86,054	Deltic Timber Corp.	6,657,998
148,108	H.B. Fuller Co.	7,824,546
102,753	Neenah Paper, Inc.	8,050,698
56,624	Quaker Chemical Corp.	8,187,830

		30,721,072

	Real Estate—18.3%
301,797	Acadia Realty Trust REIT	8,776,257
167,067	Agree Realty Corp. REIT	8,099,408
211,988	American Assets Trust, Inc. REIT	9,079,446
465,392	CareTrust REIT, Inc. REIT	7,920,972
1,131,445	Cedar Realty Trust, Inc. REIT	6,087,174
279,557	Chesapeake Lodging Trust REIT	6,516,474
78,886	CoreSite Realty Corp. REIT	7,718,995
127,837	EastGroup Properties, Inc. REIT	10,003,245
334,902	Four Corners Property Trust, Inc. REIT	7,813,264
555,170	Franklin Street Properties Corp. REIT	6,734,212
391,323	Getty Realty Corp. REIT	10,017,869

Number of Shares		Value
	Common Stocks and Other Equity Interests (continued)
	Real Estate (continued)
335,929	Government Properties Income Trust REIT(c)	$7,162,006
369,153	Kite Realty Group Trust REIT	7,515,955
658,062	Lexington Realty Trust REIT	6,692,491
196,406	LTC Properties, Inc. REIT	9,396,063
84,836	PS Business Parks, Inc. REIT	10,310,967
419,334	Retail Opportunity Investments Corp. REIT	8,638,280
119,431	Saul Centers, Inc. REIT	7,171,832
445,652	Summit Hotel Properties, Inc. REIT	7,366,628
118,731	Universal Health Realty Income Trust REIT	8,281,487
365,443	Urstadt Biddle Properties, Inc., Class A REIT	7,184,609

		168,487,634

	Telecommunication Services—0.7%
91,918	ATN International, Inc.	6,359,806

	Utilities—6.9%
139,435	ALLETE, Inc.	9,747,901
149,744	American States Water Co.	6,666,603
234,331	Avista Corp.	9,452,913
187,650	El Paso Electric Co.	9,682,740
143,149	Northwest Natural Gas Co.	8,531,680
230,006	South Jersey Industries, Inc.	8,629,825
155,950	Spire, Inc.	10,690,372

		63,402,034

	Total Investments (excluding investments purchased with cash collateral from securities on loan) (Cost $842,084,098)—100.0%	921,188,647

	Investments Purchased with Cash Collateral from Securities on Loan

	Money Market Fund—0.7%
6,337,972	Invesco Government & Agency Portfolio—Institutional Class, 0.67%(d)(e) (Cost $6,337,972)	6,337,972

	Total Investments (Cost $848,422,070)—100.7%	927,526,619
	Other assets less liabilities—(0.7)%	(6,376,131)

	Net Assets—100.0%	$921,150,488

Investment Abbreviations:

REIT—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2017.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 2I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

53

PowerShares S&P SmallCap Quality Portfolio (XSHQ)

April 30, 2017

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2017
Industrials	25.0
Consumer Discretionary	23.0
Information Technology	18.5
Financials	16.8
Health Care	7.5
Materials	4.9
Consumer Staples	3.4
Telecommunication Services	0.5
Energy	0.4
Money Market Fund Plus Other Assets Less Liabilities	0.0

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks—100.0%
	Consumer Discretionary—23.0%
1,138	Barnes & Noble, Inc.	$9,730
286	BJ’s Restaurants, Inc.(b)	12,899
320	Bob Evans Farms, Inc.	21,357
508	Buckle, Inc. (The)	9,500
202	Capella Education Co.	19,251
1,138	Career Education Corp.(b)	11,551
371	Children’s Place, Inc. (The)	42,591
264	Chuy’s Holdings, Inc.(b)	7,867
526	Dorman Products, Inc.(b)	43,737
420	Ethan Allen Interiors, Inc.	12,516
1,256	Express, Inc.(b)	10,839
826	Francesca’s Holdings Corp.(b)	13,034
571	Gentherm, Inc.(b)	21,213
360	Hibbett Sports, Inc.(b)	9,360
2,054	Ilg, Inc.	49,522
839	La-Z-Boy, Inc.	23,408
429	LCI Industries	43,393
258	Movado Group, Inc.	6,037
535	Nutrisystem, Inc.	28,596
270	Oxford Industries, Inc.	15,655
364	PetMed Express, Inc.	8,408
654	Ruth’s Hospitality Group, Inc.	13,015
736	Select Comfort Corp.(b)	22,742
331	Standard Motor Products, Inc.	16,825
942	Steven Madden Ltd.(b)	35,843
261	Strayer Education, Inc.	22,631
444	Sturm Ruger & Co., Inc.	26,840
376	Superior Industries International, Inc.	8,178
584	Tile Shop Holdings, Inc.	12,468
330	Zumiez, Inc.(b)	5,923

		584,929

Number of Shares		Value
	Common Stocks (continued)
	Consumer Staples—3.4%
259	Calavo Growers, Inc.	$16,990
227	J & J Snack Foods Corp.	30,550
236	Medifast, Inc.	10,932
273	WD-40 Co.	28,624

		87,096

	Energy—0.4%
100	REX American Resources Corp.(b)	9,468

	Financials—16.8%
323	AMERISAFE, Inc.	18,589
476	Central Pacific Financial Corp.	14,889
964	Columbia Banking System, Inc.	38,088
332	eHealth, Inc.(b)	4,708
798	Evercore Partners, Inc., Class A	58,852
1,179	Financial Engines, Inc.	50,107
932	Green Dot Corp., Class A(b)	31,958
1,157	Interactive Brokers Group, Inc., Class A	40,298
500	Investment Technology Group, Inc.	9,955
841	ProAssurance Corp.	52,058
619	RLI Corp.	35,419
250	Safety Insurance Group, Inc.	18,100
811	Universal Insurance Holdings, Inc.	21,127
596	Westamerica Bancorporation	32,792

		426,940

	Health Care—7.5%
519	Cambrex Corp.(b)	30,803
286	Chemed Corp.	57,595
182	Computer Programs & Systems, Inc.	4,996
188	CorVel Corp.(b)	8,366
146	Eagle Pharmaceuticals, Inc.(b)	13,226
556	Repligen Corp.(b)	20,455

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

54

PowerShares S&P SmallCap Quality Portfolio (XSHQ) (continued)

April 30, 2017

(Unaudited)

Number of Shares		Value
	Common Stocks (continued)
	Health Care (continued)
842	SciClone Pharmaceuticals, Inc.(b)	$8,125
926	Supernus Pharmaceuticals, Inc.(b)	30,188
524	Tivity Health, Inc.(b)	17,606

		191,360

	Industrials—25.0%
752	AAON, Inc.	27,561
209	Allegiant Travel Co.	30,389
501	Apogee Enterprises, Inc.	27,304
787	Brady Corp., Class A	30,654
666	Comfort Systems USA, Inc.	24,442
986	Federal Signal Corp.	15,391
475	Greenbrier Cos., Inc. (The)	20,639
1,157	Hawaiian Holdings, Inc.(b)	62,825
790	Heartland Express, Inc.	15,895
537	Hub Group, Inc., Class A(b)	21,024
356	Insperity, Inc.	32,521
296	Insteel Industries, Inc.	10,304
1,071	Interface, Inc.	21,313
299	Lydall, Inc.(b)	15,668
78	National Presto Industries, Inc.	8,139
150	Powell Industries, Inc.	5,173
592	Raven Industries, Inc.	18,352
462	Resources Connection, Inc.	6,422
661	Simpson Manufacturing Co., Inc.	27,570
753	SPX Corp.(b)	18,117
202	Standex International Corp.	18,978
290	Tennant Co.	21,242
660	Trex Co., Inc.(b)	48,305
236	UniFirst Corp.	32,851
347	Universal Forest Products, Inc.	33,066
328	Viad Corp.	14,826
1,136	Wabash National Corp.	25,878

		634,849

	Information Technology—18.5%
871	ADTRAN, Inc.	17,420
1,150	Advanced Energy Industries, Inc.(b)	84,870
466	Cohu, Inc.	8,728
746	Cray, Inc.(b)	13,353
543	CSG Systems International, Inc.	20,368
208	ePlus, Inc.(b)	14,820
258	FARO Technologies, Inc.(b)	9,456
196	Forrester Research, Inc.	7,948
577	Insight Enterprises, Inc.(b)	24,292
645	Methode Electronics, Inc.	28,735
190	MicroStrategy, Inc., Class A(b)	36,132
299	MTS Systems Corp.	13,889
576	NETGEAR, Inc.(b)	27,158
1,387	NIC, Inc.	29,612
509	Power Integrations, Inc.	33,569
614	Sykes Enterprises, Inc.(b)	18,303
246	TeleTech Holdings, Inc.	7,687
4,338	Viavi Solutions, Inc.(b)	43,380
863	Xperi Corp.	28,997

		468,717

	Materials—4.9%
388	FutureFuel Corp.	5,999

Number of Shares		Value
	Common Stocks (continued)
	Materials (continued)
198	Haynes International, Inc.	$8,374
390	Innospec, Inc.	25,740
357	Kaiser Aluminum Corp.	30,134
478	Kraton Corp.(b)	15,635
214	Quaker Chemical Corp.	30,944
466	Tredegar Corp.	7,992

		124,818

	Telecommunication Services—0.5%
168	ATN International, Inc.	11,624

	Total Common Stocks (Cost $2,454,615)	2,539,801

	Money Market Fund—0.0%
80	Invesco Premier U.S. Government Money Portfolio—Institutional Class, 0.65%(c) (Cost $80)	80

	Total Investments (Cost $2,454,695)—100.0%	2,539,881
	Other assets less liabilities—(0.0)%	(32)

	Net Assets—100.0%	$2,539,849

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

55

Statements of Assets and Liabilities

April 30, 2017

(Unaudited)

	PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)	PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)	PowerShares S&P 500® High Beta Portfolio (SPHB)
Assets:
Unaffiliated investments, at value(a)	$160,026,939	$162,306,669	$119,753,139	$530,245,171
Affiliated investments, at value	1,464,950	—	—	7,272,526

Total investments, at value	161,491,889	162,306,669	119,753,139	537,517,697
Foreign currencies, at value	45,986	—	—	—
Receivables:
Dividends	578,164	106,930	93,890	231,296
Foreign tax reclaims	154,610	—	—	—
Securities lending	6,633	—	—	—
Investments sold	12	—	—	1,879,564

Total Assets	162,277,294	162,413,599	119,847,029	539,628,557

Liabilities:
Due to custodian	297,164	32,250	156,001	71,277
Payables:
Collateral upon return of securities loaned	1,464,950	—	—	—
Investments purchased	82	—	—	—
Shares repurchased	—	—	—	1,879,428
Accrued unitary management fees	58,400	46,300	24,274	112,161
Accrued expenses	50	—	—	—
Other payables	534	—	—	—

Total Liabilities	1,821,180	78,550	180,275	2,062,866

Net Assets	$160,456,114	$162,335,049	$119,666,754	$537,565,691

Net Assets Consist of:
Shares of beneficial interest	$150,240,962	$150,659,040	$100,318,082	$496,110,450
Undistributed net investment income	488,569	331,358	(57,733)	615,514
Undistributed net realized gain (loss)	246,998	(3,754,347)	10,980,805	36,019,384
Net unrealized appreciation	9,479,585	15,098,998	8,425,600	4,820,343

Net Assets	$160,456,114	$162,335,049	$119,666,754	$537,565,691

Shares outstanding (unlimited amount authorized, $0.01 par value)	5,950,001	5,650,001	4,000,001	14,500,000
Net asset value	$26.97	$28.73	$29.92	$37.07

Market price	$26.86	$28.73	$29.92	$37.09

Unaffiliated investments, at cost	$150,544,046	$147,207,671	$111,327,539	$525,647,030

Affiliated investments, at cost	$1,464,950	$—	$—	$7,050,324

Total investments, at cost	$152,008,996	$147,207,671	$111,327,539	$532,697,354

Foreign currencies, at cost	$45,978	$—	$—	$—

(a) Includes securities on loan with an aggregate value of:	$1,400,694	$—	$—	$—

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

56

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P 500 Momentum Portfolio (SPMO)	PowerShares S&P 500 Value Portfolio (SPVU)	PowerShares S&P 500 Value with Momentum Portfolio (SPVM)

$3,117,160,193	$6,627,340,329	$1,434,733	$3,089,819	$2,516,291
7,322,155	8,061,343	175	—	413

3,124,482,348	6,635,401,672	1,434,908	3,089,819	2,516,704
—	—	—	—	—

5,707,806	6,565,351	1,447	3,442	1,635
—	—	—	—	—
—	—	—	—	—
10,030,276	6,589,191	—	—	—

3,140,220,430	6,648,556,214	1,436,355	3,093,261	2,518,339

9,616,194	11,955,529	—	2,321	—

—	—	—	—	—
—	—	—	—	—
10,036,572	6,589,966	—	—	—
768,731	1,339,343	291	628	512
—	—	—	—	—
—	—	—	—	—

20,421,497	19,884,838	291	2,949	512

$3,119,798,933	$6,628,671,376	$1,436,064	$3,090,312	$2,517,827

$2,985,629,204	$6,185,154,961	$1,277,562	$2,945,027	$2,493,041
(11,930,543)	5,931,202	2,789	4,621	1,510
74,361,648	(114,538,115)	130,866	(42,149)	—
71,738,624	552,123,328	24,847	182,813	23,276

$3,119,798,933	$6,628,671,376	$1,436,064	$3,090,312	$2,517,827

78,100,000	151,150,000	50,001	100,001	100,001
$39.95	$43.85	$28.72	$30.90	$25.18

$39.96	$43.87	$28.72	$30.92	$25.18

$3,045,421,569	$6,075,217,001	$1,409,886	$2,907,006	$2,493,015

$7,322,155	$8,061,343	$175	$—	$413

$3,052,743,724	$6,083,278,344	$1,410,061	$2,907,006	$2,493,428

$—	$—	$—	$—	$—

$—	$—	$—	$—	$—

57

Statements of Assets and Liabilities (continued)

April 30, 2017

(Unaudited)

	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)	PowerShares S&P International Developed High Dividend Low Volatility Portfolio (IDHD)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
Assets:
Unaffiliated investments, at value(a)	$248,521,632	$1,644,961	$2,733,426	$499,023,888
Affiliated investments, at value	878,622	44,649	—	13,651,765

Total investments, at value	249,400,254	1,689,610	2,733,426	512,675,653
Foreign currencies, at value	181,754	1,090	1,628	372,872
Receivables:
Dividends	515,189	3,510	7,732	1,078,815
Foreign tax reclaims	33,046	—	1,768	542,707
Securities lending	39	—	—	32,373
Investments sold	432	—	—	139
Shares sold	—	—	—	21,883,298

Total Assets	250,130,714	1,694,210	2,744,554	536,585,857

Liabilities:
Due to custodian	—	2,895	951	711,189
Payables:
Collateral upon return of securities loaned	865,700	—	—	13,651,765
Investments purchased	537,634	—	—	21,915,410
Shares repurchased	—	—	—	—
Accrued unitary management fees	83,260	569	672	108,930
Accrued expenses	—	—	—	4,438
Other payables	10,854	14	—	4,626

Total Liabilities	1,497,448	3,478	1,623	36,396,358

Net Assets	$248,633,266	$1,690,732	$2,742,931	$500,189,499

Net Assets Consist of:
Shares of beneficial interest	$290,751,386	$3,293,516	$2,515,222	$502,545,096
Undistributed net investment income	653,612	2,107	21,911	476,196
Undistributed net realized gain (loss)	(51,955,078)	(1,757,338)	33,099	(30,558,039)
Net unrealized appreciation (depreciation)	9,183,346	152,447	172,699	27,726,246

Net Assets	$248,633,266	$1,690,732	$2,742,931	$500,189,499

Shares outstanding (unlimited amount authorized, $0.01 par value)	10,700,000	100,000	100,001	16,000,000
Net asset value	$23.24	$16.91	$27.43	$31.26

Market price	$23.21	$16.78	$27.46	$31.38

Unaffiliated investments, at cost	$239,337,672	$1,498,516	$2,560,762	$471,282,209

Affiliated investments, at cost	$878,622	$38,603	$—	$13,651,765

Total investments, at cost	$240,216,294	$1,537,119	$2,560,762	$484,933,974

Foreign currencies, at cost	$181,646	$1,130	$1,629	$372,821

(a) Includes securities on loan with an aggregate value of:	$775,195	$—	$—	$12,933,622

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

58

PowerShares S&P International Developed Momentum Portfolio (IDMO)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)	PowerShares S&P SmallCap Quality Portfolio (XSHQ)

$2,448,700	$993,289,982	$8,800,103	$921,188,647	$2,539,801
—	—	14,090	6,337,972	80

2,448,700	993,289,982	8,814,193	927,526,619	2,539,881
3,239	—	—	—	—

8,695	738,054	16,640	572,899	459
12,551	—	—	—	—
—	—	—	4,106	—
—	—	—	21,725,848	—
—	2,156,190	—	—	—

2,473,185	996,184,226	8,830,833	949,829,472	2,540,340

16,502	570,441	28,000	423,511	—

—	—	—	6,337,972	—
—	2,155,941	—	—	—
—	—	—	21,725,247	—
613	199,945	2,058	192,254	491
159	—	—	—	—
118	—	—	—	—

17,392	2,926,327	30,058	28,678,984	491

$2,455,793	$993,257,899	$8,800,775	$921,150,488	$2,539,849

$4,036,408	$886,052,001	$8,886,157	$790,580,411	$2,453,931
13,643	2,264,968	(4,698)	4,335,663	1,103
(1,659,258)	20,072,789	22,021	47,129,865	(371)
65,000	84,868,141	(102,705)	79,104,549	85,186

$2,455,793	$993,257,899	$8,800,775	$921,150,488	$2,539,849

100,000	23,250,000	350,001	21,200,000	100,001
$24.56	$42.72	$25.14	$43.45	$25.40

$24.65	$42.72	$25.18	$43.46	$25.40

$2,383,556	$908,421,841	$8,902,808	$842,084,098	$2,454,615

$—	$—	$14,090	$6,337,972	$80

$2,383,556	$908,421,841	$8,916,898	$848,422,070	$2,454,695

$3,153	$—	$—	$—	$—

$—	$—	$—	$6,001,676	$—

59

Statements of Operations

For the six months ended April 30, 2017

(Unaudited)

	PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)	PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)	PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)	PowerShares S&P 500® High Beta Portfolio (SPHB)
Investment Income:
Unaffiliated dividend income	$2,252,328	$1,563,707	$1,785,089	$4,564,662
Affiliated dividend income	126	210	121	134,337
Securities lending income	13,481	—	—	—
Foreign withholding tax	(239,483)	(1,537)	—	—

Total Income	2,026,452	1,562,380	1,785,210	4,698,999

Expenses:
Unitary management fees	338,332	273,933	218,848	831,188
Professional fees	49	—	—	—

Total Expenses	338,381	273,933	218,848	831,188

Less: Waivers	(68)	(115)	(55)	(494)

Net Expenses	338,313	273,818	218,793	830,694

Net Investment Income	1,688,139	1,288,562	1,566,417	3,868,305

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(837,473)	(458,250)	(1,984,647)	(15,330,591)
In-kind redemptions	3,286,336	5,315,076	17,801,262	83,182,171
Foreign currencies	(32,013)	—	—	—

Net realized gain	2,416,850	4,856,826	15,816,615	67,851,580

Change in net unrealized appreciation (depreciation) on:
Investment securities	9,104,038	10,856,399	4,529,059	14,408,906
Foreign currencies	6,672	—	—	—

Net change in unrealized appreciation (depreciation)	9,110,710	10,856,399	4,529,059	14,408,906

Net realized and unrealized gain	11,527,560	15,713,225	20,345,674	82,260,486

Net increase in net assets resulting from operations	$13,215,699	$17,001,787	$21,912,091	$86,128,791

(a)	For the period April 3, 2017 (commencement of investment operations) through April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

60

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)	PowerShares S&P 500® Low Volatility Portfolio (SPLV)	PowerShares S&P 500 Momentum Portfolio (SPMO)	PowerShares S&P 500 Value Portfolio (SPVU)	PowerShares S&P 500 Value with Momentum Portfolio (SPVM)(a)

$55,249,845	$82,065,136	$15,380	$20,678	$2,022
3,971	3,283	—	—	—
—	—	—	—	—
—	—	—	—	—

55,253,816	82,068,419	15,380	20,678	2,022

4,312,397	7,873,863	1,718	2,612	512
—	—	—	—	—

4,312,397	7,873,863	1,718	2,612	512

(1,526)	(1,046)	(1)	(1)	—

4,310,871	7,872,817	1,717	2,611	512

50,942,945	74,195,602	13,663	18,067	1,510

(30,075,414)	(81,516,375)	(10,277)	(30,529)	—
126,198,833	240,336,645	153,192	50,768	—
—	—	—	—	—

96,123,419	158,820,270	142,915	20,239	—

70,789,280	335,362,327	(28,864)	160,529	23,276
—	—	—	—	—

70,789,280	335,362,327	(28,864)	160,529	23,276

166,912,699	494,182,597	114,051	180,768	23,276

$217,855,644	$568,378,199	$127,714	$198,835	$24,786

61

Statements of Operations (continued)

For the six months ended April 30, 2017

(Unaudited)

	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)	PowerShares S&P International Developed High Dividend Low Volatility Portfolio (IDHD)(a)	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
Investment Income:
Unaffiliated dividend income	$2,931,353	$12,859	$54,547	$7,725,829
Affiliated dividend income	292	134	28	917
Securities lending income	39	—	—	91,251
Foreign withholding tax	(289,897)	(1,434)	(5,477)	(846,077)

Total Income	2,641,787	11,559	49,098	6,971,920

Expenses:
Unitary management fees	551,877	3,497	3,257	717,583
Professional fees	—	—	—	4,438

Total Expenses	551,877	3,497	3,257	722,021

Less: Waivers	(196,346)	(1,366)	(10)	(205,460)

Net Expenses	355,531	2,131	3,247	516,561

Net Investment Income	2,286,256	9,428	45,851	6,455,359

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investment securities	(2,594,649)	27,098	(8,752)	(5,123,725)
In-kind redemptions	382,762	—	42,240	4,100,045
Foreign currencies	(136,007)	1,202	(389)	(40,925)

Net realized gain (loss)	(2,347,894)	28,300	33,099	(1,064,605)

Change in net unrealized appreciation (depreciation) on:
Investment securities	11,898,806	88,339	172,664	30,717,129
Foreign currencies	5,809	(97)	35	7,404

Net change in unrealized appreciation (depreciation)	11,904,615	88,242	172,699	30,724,533

Net realized and unrealized gain (loss)	9,556,721	116,542	205,798	29,659,928

Net increase in net assets resulting from operations	$11,842,977	$125,970	$251,649	$36,115,287

(a)	For the period November 29, 2016 (commencement of investment operations) through April 30, 2017.
(b)	For the period April 3, 2017 (commencement of investment operations) through April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

62

PowerShares S&P International Developed Momentum Portfolio (IDMO)	PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)(a)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)	PowerShares S&P SmallCap Quality Portfolio (XSHQ)(b)

$44,967	$8,103,377	$105,514	$13,155,033	$1,594
6	852	15	1,451	—
—	—	—	31,315	—
(3,371)	—	—	—	—

41,602	8,104,229	105,529	13,187,799	1,594

4,798	1,041,127	7,741	1,076,462	491
159	—	—	—	—

4,957	1,041,127	7,741	1,076,462	491

(1,373)	(450)	(7)	(634)	—

3,584	1,040,677	7,734	1,075,828	491

38,018	7,063,552	97,795	12,111,971	1,103

(3,948)	(6,727,794)	(92,887)	(1,206,498)	(371)
(48,779)	32,280,689	114,908	55,260,841	—
495	—	—	—	—

(52,232)	25,552,895	22,021	54,054,343	(371)

121,672	61,462,499	(102,705)	42,452,736	85,186
223	—	—	—	—

121,895	61,462,499	(102,705)	42,452,736	85,186

69,663	87,015,394	(80,684)	96,507,079	84,815

$107,681	$94,078,946	$17,111	$108,619,050	$85,918

63

Statements of Changes in Net Assets

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)		PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)
	April 30, 2017	October 31, 2016(a)	April 30, 2017	October 31, 2016(b)
Operations:
Net investment income	$1,688,139	$2,697,028	$1,288,562	$1,967,030
Net realized gain (loss)	2,416,850	381,025	4,856,826	(2,936,395)
Net change in unrealized appreciation (depreciation)	9,110,710	368,875	10,856,399	4,242,599

Net increase (decrease) in net assets resulting from operations	13,215,699	3,446,928	17,001,787	3,273,234

Distributions to Shareholders from:
Net investment income	(1,757,438)	(2,208,386)	(1,259,871)	(1,664,363)

Shareholder Transactions:
Proceeds from shares sold	21,822,844	160,658,954	40,747,701	186,748,265
Value of shares repurchased	(19,621,832)	(15,100,655)	(32,858,338)	(49,653,366)

Net increase (decrease) in net assets resulting from shares transactions	2,201,012	145,558,299	7,889,363	137,094,899

Increase (Decrease) in Net Assets	13,659,273	146,796,841	23,631,279	138,703,770

Net Assets:
Beginning of period	146,796,841	—	138,703,770	—

End of period	$160,456,114	$146,796,841	$162,335,049	$138,703,770

Undistributed net investment income at end of period	$488,569	$557,868	$331,358	$302,667

Changes in Shares Outstanding:
Shares sold	850,000	6,450,001	1,500,000	7,300,001
Shares repurchased	(750,000)	(600,000)	(1,200,000)	(1,950,000)
Shares outstanding, beginning of period	5,850,001	—	5,350,001	—

Shares outstanding, end of period	5,950,001	5,850,001	5,650,001	5,350,001

(a)	For the period November 4, 2015 (commencement of investment operations) through October 31, 2016.
(b)	For the period November 2, 2015 (commencement of investment operations) through October 31, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

64

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)		PowerShares S&P 500® High Beta Portfolio (SPHB)		PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)		PowerShares S&P 500® Low Volatility Portfolio (SPLV)
April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016

$1,566,417	$2,177,683	$3,868,305	$1,488,279	$50,942,945	$53,631,247	$74,195,602	$132,530,954
15,816,615	2,243,144	67,851,580	(9,684,548)	96,123,419	110,094,381	158,820,270	402,101,928
4,529,059	2,922,337	14,408,906	3,338,974	70,789,280	5,606,532	335,362,327	(63,587,546)

21,912,091	7,343,164	86,128,791	(4,857,295)	217,855,644	169,332,160	568,378,199	471,045,336

(1,624,150)	(2,230,409)	(3,819,549)	(1,082,016)	(62,873,488)	(55,786,559)	(68,264,400)	(136,098,330)

90,610,971	107,507,979	692,536,940	558,099,509	1,198,145,548	2,961,903,602	1,833,293,459	5,898,583,249
(155,654,813)	(55,983,273)	(726,484,916)	(142,980,317)	(856,759,429)	(990,198,392)	(2,155,750,678)	(4,833,748,058)

(65,043,842)	51,524,706	(33,947,976)	415,119,192	341,386,119	1,971,705,210	(322,457,219)	1,064,835,191

(44,755,901)	56,637,461	48,361,266	409,179,881	496,368,275	2,085,250,811	177,656,580	1,399,782,197

164,422,655	107,785,194	489,204,425	80,024,544	2,623,430,658	538,179,847	6,451,014,796	5,051,232,599

$119,666,754	$164,422,655	$537,565,691	$489,204,425	$3,119,798,933	$2,623,430,658	$6,628,671,376	$6,451,014,796

$(57,733)	$—	$615,514	$566,758	$(11,930,543)	$—	$5,931,202	$—

3,200,000	4,000,000	19,000,000	17,450,000	30,200,000	79,800,000	43,550,000	148,200,000
(5,350,000)	(2,100,000)	(19,650,000)	(4,850,000)	(21,700,000)	(26,400,000)	(51,800,000)	(120,550,000)
6,150,001	4,250,001	15,150,000	2,550,000	69,600,000	16,200,000	159,400,000	131,750,000

4,000,001	6,150,001	14,500,000	15,150,000	78,100,000	69,600,000	151,150,000	159,400,000

65

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares S&P 500 Momentum Portfolio (SPMO)		PowerShares S&P 500 Value Portfolio (SPVU)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$13,663	$34,054	$18,067	$51,946
Net realized gain (loss)	142,915	106,798	20,239	1,064
Net change in unrealized appreciation (depreciation)	(28,864)	(87,049)	160,529	(50,556)

Net increase (decrease) in net assets resulting from operations	127,714	53,803	198,835	2,454

Distributions to Shareholders from:
Net investment income	(15,142)	(30,887)	(16,433)	(50,033)

Shareholder Transactions:
Proceeds from shares sold	1,441,524	1,268,358	3,098,515	2,493,761
Value of shares repurchased	(1,446,289)	(2,569,412)	(1,512,688)	(3,702,145)
Transaction fees	—	—	—	—

Net increase (decrease) in net assets resulting from shares transactions	(4,765)	(1,301,054)	1,585,827	(1,208,384)

Increase (Decrease) in Net Assets	107,807	(1,278,138)	1,768,229	(1,255,963)

Net Assets:
Beginning of period	1,328,257	2,606,395	1,322,083	2,578,046

End of period	$1,436,064	$1,328,257	$3,090,312	$1,322,083

Undistributed net investment income at end of period	$2,789	$4,268	$4,621	$2,987

Changes in Shares Outstanding:
Shares sold	50,000	50,000	100,000	100,000
Shares repurchased	(50,000)	(100,000)	(50,000)	(150,000)
Shares outstanding, beginning of period	50,001	100,001	50,001	100,001

Shares outstanding, end of period	50,001	50,001	100,001	50,001

(a)	For the period April 3, 2017 (commencement of investment operations) through April 30, 2017.
(b)	For the period November 29, 2016 (commencement of investment operations) through April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

66

PowerShares S&P 500 Value with Momentum Portfolio (SPVM)	PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)		PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)		PowerShares S&P International Developed High Dividend Low Volatility Portfolio (IDHD)
April 30, 2017(a)	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016	April 30, 2017(b)

$1,510	$2,286,256	$4,905,165	$9,428	$21,646	$45,851
—	(2,347,894)	(20,256,751)	28,300	(494,843)	33,099
23,276	11,904,615	17,686,611	88,242	472,455	172,699

24,786	11,842,977	2,335,025	125,970	(742)	251,649

—	(2,059,375)	(4,568,384)	(22,333)	(32,105)	(23,940)

2,493,041	—	127,771,866	—	—	3,812,316
—	(30,679,345)	(32,435,110)	—	—	(1,297,094)
—	51,440	129,925	—	—	—

2,493,041	(30,627,905)	95,466,681	—	—	2,515,222

2,517,827	(20,844,303)	93,233,322	103,637	(32,847)	2,742,931

—	269,477,569	176,244,247	1,587,095	1,619,942	—

$2,517,827	$248,633,266	$269,477,569	$1,690,732	$1,587,095	$2,742,931

$1,510	$653,612	$426,731	$2,107	$15,012	$21,911

100,001	—	5,750,000	—	—	150,001
—	(1,400,000)	(1,550,000)	—	—	(50,000)
—	12,100,000	7,900,000	100,000	100,000	—

100,001	10,700,000	12,100,000	100,000	100,000	100,001

67

Statements of Changes in Net Assets (continued)

For the six months ended April 30, 2017 and the year ended October 31, 2016

(Unaudited)

	PowerShares S&P International Developed Low Volatility Portfolio (IDLV)		PowerShares S&P International Developed Momentum Portfolio (IDMO)
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
Operations:
Net investment income	$6,455,359	$9,269,766	$38,018	$76,225
Net realized gain (loss)	(1,064,605)	(19,558,809)	(52,232)	(956,758)
Net change in unrealized appreciation (depreciation)	30,724,533	9,623,863	121,895	612,364

Net increase (decrease) in net assets resulting from operations	36,115,287	(665,180)	107,681	(268,169)

Distributions to Shareholders from:
Net investment income	(7,249,519)	(9,700,064)	(42,915)	(73,374)

Shareholder Transactions:
Proceeds from shares sold	123,407,211	207,958,509	—	—
Value of shares repurchased	(36,219,994)	(126,884,811)	(1,144,402)	—

Net increase (decrease) in net assets resulting from shares transactions	87,187,217	81,073,698	(1,144,402)	—

Increase (Decrease) in Net Assets	116,052,985	70,708,454	(1,079,636)	(341,543)

Net Assets:
Beginning of period	384,136,514	313,428,060	3,535,429	3,876,972

End of period	$500,189,499	$384,136,514	$2,455,793	$3,535,429

Undistributed net investment income at end of period	$476,196	$1,270,356	$13,643	$18,540

Changes in Shares Outstanding:
Shares sold	4,100,000	7,000,000	—	—
Shares repurchased	(1,200,000)	(4,350,000)	(50,000)	—
Shares outstanding, beginning of period	13,100,000	10,450,000	150,000	150,000

Shares outstanding, end of period	16,000,000	13,100,000	100,000	150,000

(a)	For the period November 29, 2016 (commencement of investment operations) through April 30, 2017.
(b)	For the period April 3, 2017 (commencement of investment operations) through April 30, 2017.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

68

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)		PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)	PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)		PowerShares S&P SmallCap Quality Portfolio (XSHQ)
April 30, 2017	October 31, 2016	April 30, 2017(a)	April 30, 2017	October 31, 2016	April 30, 2017(b)

$7,063,552	$7,286,438	$97,795	$12,111,971	$7,677,710	$1,103
25,552,895	15,871,240	22,021	54,054,343	11,880,566	(371)
61,462,499	17,799,553	(102,705)	42,452,736	30,269,530	85,186

94,078,946	40,957,231	17,111	108,619,050	49,827,806	85,918

(6,683,734)	(5,648,124)	(102,493)	(9,015,760)	(6,839,137)	—

452,963,402	690,631,478	11,429,555	439,254,821	604,177,339	2,453,931
(229,195,096)	(150,411,608)	(2,543,398)	(269,528,705)	(122,270,444)	—

223,768,306	540,219,870	8,886,157	169,726,116	481,906,895	2,453,931

311,163,518	575,528,977	8,800,775	269,329,406	524,895,564	2,539,849

682,094,381	106,565,404	—	651,821,082	126,925,518	—

$993,257,899	$682,094,381	$8,800,775	$921,150,488	$651,821,082	$2,539,849

$2,264,968	$1,885,150	$(4,698)	$4,335,663	$1,239,452	$1,103

10,950,000	18,800,000	450,001	10,350,000	16,850,000	100,001
(5,550,000)	(4,050,000)	(100,000)	(6,350,000)	(3,350,000)	—
17,850,000	3,100,000	—	17,200,000	3,700,000	—

23,250,000	17,850,000	350,001	21,200,000	17,200,000	100,001

69

Financial Highlights

PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)

	Six Months Ended April 30, 2017 (Unaudited)		For the Period November 4, 2015(a) Through October 31, 2016

Per Share Operating Performance:
Net asset value at beginning of period	$25.09		$24.92
Net investment income(b)	0.28		0.54
Net realized and unrealized gain on investments	1.89		0.03
Total from investment operations	2.17		0.57
Distributions to shareholders from:
Net investment income	(0.29)		(0.40)
Net asset value at end of period	$26.97		$25.09
Market price at end of period(c)	$26.86		$25.20
Net Asset Value Total Return(d)	8.78%		2.33	%(e)
Market Price Total Return(d)	7.86%		2.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$160,456		$146,797
Ratio to average net assets of:
Expenses	0.45	%(f)	0.45	%(f)
Net investment income	2.25	%(f)	2.22	%(f)
Portfolio turnover rate(g)	15%		59%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 2.17%. The market price total return from Fund Inception to October 31, 2016 was 2.16%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)

	Six Months Ended April 30, 2017 (Unaudited)		For the Period November 2, 2015(a) Through October 31, 2016

Per Share Operating Performance:
Net asset value at beginning of period	$25.93		$25.31
Net investment income(b)	0.23		0.42
Net realized and unrealized gain on investments	2.76		0.53
Total from investment operations	2.99		0.95
Distributions to shareholders from:
Net investment income	(0.19)		(0.33)
Net asset value at end of period	$28.73		$25.93
Market price at end of period(c)	$28.73		$25.95
Net Asset Value Total Return(d)	11.57%		3.78	%(e)
Market Price Total Return(d)	11.49%		3.86	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$162,335		$138,704
Ratio to average net assets of:
Expenses	0.35	%(f)	0.35	%(f)
Net investment income	1.65	%(f)	1.66	%(f)
Portfolio turnover rate(g)	17%		118%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (November 5, 2015, the first day of trading on the exchange) to October 31, 2016 was 4.19%. The market price total return from Fund Inception to October 31, 2016 was 4.15%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

70

Financial Highlights (continued)

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	For the Period April 6, 2015(a) Through October 31, 2015

Per Share Operating Performance:
Net asset value at beginning of period	$26.74		$25.36	$25.14
Net investment income(b)	0.25		0.44	0.23
Net realized and unrealized gain on investments	3.18		1.39	0.18
Total from investment operations	3.43		1.83	0.41
Distributions to shareholders from:
Net investment income	(0.25)		(0.45)	(0.19)
Return of capital	—		—	(0.00	)(c)
Total distributions	(0.25)		(0.45)	(0.19)
Net asset value at end of period	$29.92		$26.74	$25.36
Market price at end of period(d)	$29.92		$26.75	$25.42
Net Asset Value Total Return(e)	12.89%		7.29%	1.62	%(f)
Market Price Total Return(e)	12.85%		7.08%	1.86	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$119,667		$164,423	$107,785
Ratio to average net assets of:
Expenses	0.25	%(g)	0.25%	0.25	%(g)
Net investment income	1.79	%(g)	1.65%	1.65	%(g)
Portfolio turnover rate(h)	32%		52%	32%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $(0.005).
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (April 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.62%. The market price total return from Fund Inception to October 31, 2015 was 1.78%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

71

Financial Highlights (continued)

PowerShares S&P 500® High Beta Portfolio (SPHB)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$32.29		$31.38	$34.04	$28.51	$20.42	$19.56
Net investment income(a)	0.21		0.39	0.37	0.29	0.22	0.19
Net realized and unrealized gain (loss) on investments	4.81		0.84	(2.58)	5.54	8.08	0.81 (b)
Total from investment operations	5.02		1.23	(2.21)	5.83	8.30	1.00
Distributions to shareholders from:
Net investment income	(0.24)		(0.32)	(0.45)	(0.30)	(0.21)	(0.14)
Net asset value at end of period	$37.07		$32.29	$31.38	$34.04	$28.51	$20.42
Market price at end of period(c)	$37.09		$32.32	$31.42	$34.05	$28.54	$20.41
Net Asset Value Total Return(d)	15.54%		4.02%	(6.56)%	20.55%	40.88%	5.17%
Market Price Total Return(d)	15.49%		3.98%	(6.47)%	20.47%	41.10%	5.01%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$537,566		$489,204	$80,025	$233,167	$530,209	$108,208
Ratio to average net assets of:
Expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.16	%(e)	1.28%	1.09%	0.93%	0.89%	0.93%
Portfolio turnover rate(f)	40%		55%	90%	78%	65%	31%

(a)	Based on average shares outstanding.
(b)	Due to timing of creations and redemptions of capital shares, the net realized and unrealized gain (loss) per share is not in accord with the Fund’s change in net realized and unrealized gain (loss) on investment securities and in-kind transactions for the period.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

72

Financial Highlights (continued)

PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				For the Period October 12, 2012(a) Through October 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$37.69		$33.22	$32.14	$28.36	$25.03	$25.00
Net investment income(b)	0.70		1.29	1.10	1.01	0.98	0.04
Net realized and unrealized gain (loss) on investments	2.42		4.51	1.13	3.86	3.41	(0.01)
Total from investment operations	3.12		5.80	2.23	4.87	4.39	0.03
Distributions to shareholders from:
Net investment income	(0.86)		(1.33)	(1.15)	(1.07)	(1.06)	—
Net realized gains	—		—	—	(0.02)	—	—
Total distributions	(0.86)		(1.33)	(1.15)	(1.09)	(1.06)	—
Net asset value at end of period	$39.95		$37.69	$33.22	$32.14	$28.36	$25.03
Market price at end of period(c)	$39.96		$37.72	$33.27	$32.15	$28.39	$25.04
Net Asset Value Total Return(d)	8.33%		17.75%	7.07%	17.59%	17.95%	0.12	%(e)
Market Price Total Return(d)	8.27%		17.66%	7.20%	17.50%	18.03%	0.16	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,119,799		$2,623,431	$538,180	$210,523	$138,965	$7,508
Ratio to average net assets of:
Expenses	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30	%(f)
Net investment income	3.54	%(f)	3.48%	3.38%	3.39%	3.59%	5.03	%(f)
Portfolio turnover rate(g)	27%		50%	48%	53%	47%	—%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 18, 2012, the first day of trading on the exchange) to October 31, 2012 was (2.34)%. The market price total return from Fund Inception to October 31, 2012 was (2.34)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P 500® Low Volatility Portfolio (SPLV)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,
			2016	2015	2014	2013	2012
Per Share Operating Performance:
Net asset value at beginning of period	$40.47		$38.34	$36.60	$32.56	$28.07	$25.01
Net investment income(a)	0.49		0.81	0.85	0.83	0.88	0.80
Net realized and unrealized gain on investments	3.34		2.16	1.78	4.04	4.51	3.07
Total from investment operations	3.83		2.97	2.63	4.87	5.39	3.87
Distributions to shareholders from:
Net investment income	(0.45)		(0.84)	(0.89)	(0.83)	(0.90)	(0.81)
Net asset value at end of period	$43.85		$40.47	$38.34	$36.60	$32.56	$28.07
Market price at end of period(b)	$43.87		$40.50	$38.40	$36.62	$32.59	$28.08
Net Asset Value Total Return(c)	9.52%		7.80%	7.28%	15.18%	19.51%	15.70%
Market Price Total Return(c)	9.49%		7.72%	7.39%	15.14%	19.58%	15.60%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$6,628,671		$6,451,015	$5,051,233	$4,498,516	$3,975,657	$2,749,115
Ratio to average net assets of:
Expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	2.36	%(d)	2.02%	2.26%	2.44%	2.87%	2.95%
Portfolio turnover rate(e)	22%		53%	65%	51%	50%	17%

(a)	Based on average shares outstanding.
(b)	The mean between the last bid and ask prices.
(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

73

Financial Highlights (continued)

PowerShares S&P 500 Momentum Portfolio (SPMO)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	For the Period October 6, 2015(a) Through October 31, 2015
Per Share Operating Performance:
Net asset value at beginning of period	$26.56		$26.06	$24.65
Net investment income(b)	0.27		0.41	0.01
Net realized and unrealized gain on investments	2.18		0.44	1.40
Total from investment operations	2.45		0.85	1.41
Distributions to shareholders from:
Net investment income	(0.29)		(0.35)	—
Net asset value at end of period	$28.72		$26.56	$26.06
Market price at end of period(c)	$28.72		$26.58	$26.12
Net Asset Value Total Return(d)	9.29%		3.28%	5.72	%(e)
Market Price Total Return(d)	9.20%		3.12%	5.96	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,436		$1,328	$2,606
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25	%(f)
Net investment income	1.99	%(f)	1.60%	0.69	%(f)
Portfolio turnover rate(g)	91%		105%	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 3.62%. The market price total return from Fund Inception to October 31, 2015 was 3.77%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

74

Financial Highlights (continued)

PowerShares S&P 500 Value Portfolio (SPVU)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	For the Period October 6, 2015(a) Through October 31, 2015

Per Share Operating Performance:
Net asset value at beginning of period	$26.44		$25.78	$25.04
Net investment income(b)	0.25		0.63	0.01
Net realized and unrealized gain on investments	4.37		0.38	0.73
Total from investment operations	4.62		1.01	0.74
Distributions to shareholders from:
Net investment income	(0.16)		(0.35)	—
Net asset value at end of period	$30.90		$26.44	$25.78
Market price at end of period(c)	$30.92		$26.45	$25.83
Net Asset Value Total Return(d)	17.50%		4.03%	2.96	%(e)
Market Price Total Return(d)	17.53%		3.86%	3.15	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$3,090		$1,322	$2,578
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25	%(f)
Net investment income	1.73	%(f)	2.53%	0.63	%(f)
Portfolio turnover rate(g)	11%		42%	0	%(h)

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (October 9, 2015, the first day of trading on the exchange) to October 31, 2015 was 1.38%. The market price total return from Fund Inception to October 31, 2015 was 1.45%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.
(h)	Amount represents less than 0.5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

75

Financial Highlights (continued)

PowerShares S&P 500 Value with Momentum Portfolio (SPVM)

	For the Period April 3, 2017(a) Through April 30, 2017 (Unaudited)

Per Share Operating Performance:
Net asset value at beginning of period	$24.93
Net investment income(b)	0.02
Net realized and unrealized gain on investments	0.23
Total from investment operations	0.25
Net asset value at end of period	$25.18
Market price at end of period(c)	$25.18
Net Asset Value Total Return(d)	1.00	%(e)
Market Price Total Return(d)	1.00	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,518
Ratio to average net assets of:
Expenses	0.30	%(f)
Net investment income	0.88	%(f)
Portfolio turnover rate(g)	—%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the exchange) to April 30, 2017 was 1.00%. The market price total return from Fund Inception to April 30, 2017 was 1.04%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

76

Financial Highlights (continued)

PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				For the Period January 11, 2012(a) Through October 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$22.27		$22.31	$27.37	$28.59	$27.15	$25.00
Net investment income(b)	0.20		0.57	0.69	0.75	0.75	0.65
Net realized and unrealized gain (loss) on investments	0.95		(0.14)	(5.11)	(1.26)	1.17	1.64
Total from investment operations	1.15		0.43	(4.42)	(0.51)	1.92	2.29
Distributions to shareholders from:
Net investment income	(0.18)		(0.49)	(0.66)	(0.72)	(0.50)	(0.19)
Transaction fees(b)	0.00	(c)	0.02	0.02	0.01	0.02	0.05
Net asset value at end of period	$23.24		$22.27	$22.31	$27.37	$28.59	$27.15
Market price at end of period(d)	$23.21		$22.15	$22.13	$27.24	$28.56	$27.03
Net Asset Value Total Return(e)	5.23%		2.12%	(16.21)%	(1.74)%	7.24%	9.37	%(f)
Market Price Total Return(e)	5.67%		2.39%	(16.48)%	(2.11)%	7.60%	8.88	%(f)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$248,633		$269,478	$176,244	$238,096	$217,254	$13,575
Ratio to average net assets of:
Expenses, after Waivers	0.29	%(g)	0.29%	0.29%	0.29%	0.29%	0.29	%(g)
Expenses, prior to Waivers	0.45	%(g)	0.45%	0.45%	0.45%	0.45%	0.45	%(g)
Net investment income, after Waivers	1.86	%(g)	2.60%	2.78%	2.72%	2.70%	3.09	%(g)
Portfolio turnover rate(h)	36%		73%	89%	82%	101%	50%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.005.
(d)	The mean between the last bid and ask prices.
(e)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)	The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the exchange) to October 31, 2012 was 11.19%. The market price total return from Fund Inception to October 31, 2012 was 9.85%.
(g)	Annualized.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

77

Financial Highlights (continued)

PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				For the Period February 22, 2012(a) Through October 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$15.87		$16.20	$21.70	$22.11	$21.74	$25.00
Net investment income(b)	0.09		0.22	0.52	0.47	0.34	0.29
Net realized and unrealized gain (loss) on investments	1.17		(0.23)	(5.69)	(0.43)	0.38	(3.40)
Total from investment operations	1.26		(0.01)	(5.17)	0.04	0.72	(3.11)
Distributions to shareholders from:
Net investment income	(0.22)		(0.32)	(0.33)	(0.45)	(0.35)	(0.15)
Net asset value at end of period	$16.91		$15.87	$16.20	$21.70	$22.11	$21.74
Market price at end of period(c)	$16.78		$15.84	$16.09	$21.56	$21.90	$21.78
Net Asset Value Total Return(d)	8.18%		0.17%	(24.15)%	0.22%	3.38%	(12.44	)%(e)
Market Price Total Return(d)	7.58%		0.69%	(24.18)%	0.52%	2.21%	(12.27	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$1,691		$1,587	$1,620	$6,510	$4,422	$2,174
Ratio to average net assets of:
Expenses, after Waivers	0.27	%(f)(g)	0.28%	0.29%	0.29%	0.31%	0.29	%(f)
Expenses, prior to Waivers	0.45	%(f)(g)	0.45%	0.45%	0.45%	0.47%	0.45	%(f)
Net investment income, after Waivers	1.21	%(f)	1.44%	2.52%	2.21%	1.60%	1.97	%(f)
Portfolio turnover rate(h)	59%		182%	134%	127%	117%	47%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the exchange) to October 31, 2012 was (12.47)%. The market price total return from Fund Inception to October 31, 2012 was (13.04)%.
(f)	Annualized.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

78

Financial Highlights (continued)

PowerShares S&P International Developed High Dividend Low Volatility Portfolio (IDHD)

	For the Period November 29, 2017(a) Through April 30, 2017 (Unaudited)

Per Share Operating Performance:
Net asset value at beginning of period	$25.19
Net investment income(b)	0.46
Net realized and unrealized gain on investments	2.02
Total from investment operations	2.48
Distributions to shareholders from:
Net investment income	(0.24)
Net asset value at end of period	$27.43
Market price at end of period(c)	$27.46
Net Asset Value Total Return(d)	9.90	%(e)
Market Price Total Return(d)	10.02	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,743
Ratio to average net assets of:
Expenses	0.30	%(f)
Net investment income	4.22	%(f)
Portfolio turnover rate(g)	33%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to April 30, 2017 was 10.38%. The market price total return from Fund Inception to April 30, 2017 was 10.59%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

79

Financial Highlights (continued)

PowerShares S&P International Developed Low Volatility Portfolio (IDLV)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				For the Period January 11, 2012(a) Through October 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$29.32		$29.99	$31.75	$31.54	$27.93	$25.00
Net investment income(b)	0.46		0.99	1.02	1.09	0.90	0.73
Net realized and unrealized gain (loss) on investments	2.03		(0.55)	(1.86)	0.13	3.53	2.55
Total from investment operations	2.49		0.44	(0.84)	1.22	4.43	3.28
Distributions to shareholders from:
Net investment income	(0.55)		(1.11)	(0.92)	(1.01)	(0.82)	(0.35)
Net asset value at end of period	$31.26		$29.32	$29.99	$31.75	$31.54	$27.93
Market price at end of period(c)	$31.38		$29.38	$29.90	$32.01	$31.67	$27.88
Net Asset Value Total Return(d)	8.71%		1.56%	(2.69)%	3.89%	16.19%	13.22	%(e)
Market Price Total Return(d)	8.90%		2.07%	(3.78)%	4.29%	16.87%	13.01	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$500,189		$384,137	$313,428	$263,546	$135,617	$19,553
Ratio to average net assets of:
Expenses, after Waivers	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25	%(f)
Expenses, prior to Waivers	0.35	%(f)	0.35%	0.35%	0.35%	0.35%	0.35	%(f)
Net investment income, after Waivers	3.15	%(f)	3.33%	3.32%	3.41%	3.03%	3.40	%(f)
Portfolio turnover rate(g)	29%		56%	66%	61%	84%	41%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (January 13, 2012, the first day of trading on the exchange) to October 31, 2012 was 14.23%. The market price total return from Fund Inception to October 31, 2012 was 13.51%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

80

Financial Highlights (continued)

PowerShares S&P International Developed Momentum Portfolio (IDMO)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,				For the Period February 22, 2012(a) Through October 31, 2012
			2016	2015	2014	2013
Per Share Operating Performance:
Net asset value at beginning of period	$23.57		$25.85	$27.75	$29.00	$22.60	$25.00
Net investment income(b)	0.32		0.51	0.69	0.49	0.51	0.54
Net realized and unrealized gain (loss) on investments	1.03		(2.30)	(2.13)	(1.02)	6.50	(2.65)
Total from investment operations	1.35		(1.79)	(1.44)	(0.53)	7.01	(2.11)
Distributions to shareholders from:
Net investment income	(0.36)		(0.49)	(0.46)	(0.72)	(0.61)	(0.29)
Net asset value at end of period	$24.56		$23.57	$25.85	$27.75	$29.00	$22.60
Market price at end of period(c)	$24.65		$23.51	$25.74	$28.12	$29.11	$22.73
Net Asset Value Total Return(d)	5.81%		(6.92)%	(5.34)%	(2.06)%	31.49%	(8.30	)%(e)
Market Price Total Return(d)	6.47%		(6.77)%	(6.99)%	(1.15)%	31.19%	(7.78	)%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,456		$3,535	$3,877	$6,936	$5,799	$2,260
Ratio to average net assets of:
Expenses, after Waivers	0.26	%(f)	0.26%	0.26%	0.26%	0.26%	0.25	%(f)
Expenses, prior to Waivers	0.36	%(f)	0.36%	0.36%	0.36%	0.36%	0.35	%(f)
Net investment income, after Waivers	2.77	%(f)	2.13%	2.42%	1.68%	2.00%	3.60	%(f)
Portfolio turnover rate(g)	65%		198%	98%	109%	74%	35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 24, 2012, the first day of trading on the exchange) to October 31, 2012 was (9.43)%. The market price total return from Fund Inception to October 31, 2012 was (9.59)%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions. For the year ended October 31, 2016, the portfolio turnover calculation includes the value of securities purchased and sold in the effort to realign the Fund’s portfolio holdings due to the underlying index change.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

81

Financial Highlights (continued)

PowerShares S&P MidCap Low Volatility Portfolio (XMLV)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,			For the Period February 12, 2013(a) Through October 31, 2013
			2016	2015	2014
Per Share Operating Performance:
Net asset value at beginning of period	$38.21		$34.38	$31.82	$28.25	$25.12
Net investment income(b)	0.34		0.69	0.66	0.62	0.38
Net realized and unrealized gain on investments	4.54		3.72	2.55	3.52	3.02
Total from investment operations	4.88		4.41	3.21	4.14	3.40
Distributions to shareholders from:
Net investment income	(0.37)		(0.58)	(0.65)	(0.57)	(0.27)
Net asset value at end of period	$42.72		$38.21	$34.38	$31.82	$28.25
Market price at end of period(c)	$42.72		$38.23	$34.42	$31.82	$28.28
Net Asset Value Total Return(d)	12.83%		12.96%	10.18%	14.84%	13.62	%(e)
Market Price Total Return(d)	12.77%		12.89%	10.30%	14.72%	13.77	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$993,258		$682,094	$106,565	$44,546	$21,189
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25%	0.25%	0.26	%(f)
Net investment income	1.70	%(f)	1.86%	1.97%	2.09%	1.98	%(f)
Portfolio turnover rate(g)	25%		51%	57%	58%	29%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 13.21%. The market price total return from Fund Inception to October 31, 2013 was 13.37%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)

	For the Period November 29, 2017(a) Through April 30, 2017 (Unaudited)

Per Share Operating Performance:
Net asset value at beginning of period	$25.02
Net investment income(b)	0.39
Net realized and unrealized gain on investments	0.15
Total from investment operations	0.54
Distributions to shareholders from:
Net investment income	(0.42)
Net asset value at end of period	$25.14
Market price at end of period(c)	$25.18
Net Asset Value Total Return(d)	2.18	%(e)
Market Price Total Return(d)	2.34	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$8,801
Ratio to average net assets of:
Expenses	0.30	%(f)
Net investment income	3.79	%(f)
Portfolio turnover rate(g)	56%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (December 1, 2016, the first day of trading on the exchange) to April 30, 2017 was 4.10%. The market price total return from Fund Inception to April 30, 2017 was 4.26%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

82

Financial Highlights (continued)

PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31,					For the Period February 12, 2013(a) Through October 31, 2013
			2016	2015		2014
Per Share Operating Performance:
Net asset value at beginning of period	$37.90		$34.30	$32.93		$29.92		$25.10
Net investment income(b)	0.59		0.78	0.77		0.75		0.43
Net realized and unrealized gain on investments	5.42		3.58	1.38		2.95		4.63
Total from investment operations	6.01		4.36	2.15		3.70		5.06
Distributions to shareholders from:
Net investment income	(0.46)		(0.76)	(0.78)		(0.69)		(0.24)
Net asset value at end of period	$43.45		$37.90	$34.30		$32.93		$29.92
Market price at end of period(c)	$43.46		$37.93	$34.30		$32.91		$29.96
Net Asset Value Total Return(d)	15.86%		12.90%	6.63%		12.50%		20.28	%(e)
Market Price Total Return(d)	15.80%		12.99%	6.70%		12.29%		20.45	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$921,150		$651,821	$126,926		$55,985		$31,411
Ratio to average net assets of:
Expenses	0.25	%(f)	0.25%	0.25	%(g)	0.25	%(g)	0.26	%(f)
Net investment income	2.81	%(f)	2.15%	2.33%		2.41%		2.17	%(f)
Portfolio turnover rate(h)	23%		48%	57%		68%		35%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (February 15, 2013, the first day of trading on the exchange) to October 31, 2013 was 19.62%. The market price total return from Fund Inception to October 31, 2013 was 19.63%.
(f)	Annualized.
(g)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Fund invests. Estimated investment companies’ expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Fund invests in. The effect of the estimated investment companies’ expenses that the Fund bears indirectly is included in the Fund’s total return.
(h)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Financial Highlights (continued)

PowerShares S&P SmallCap Quality Portfolio (XSHQ)

	For the Period April 3, 2017(a) Through April 30, 2017 (Unaudited)

Per Share Operating Performance:
Net asset value at beginning of period	$24.54
Net investment income(b)	0.01
Net realized and unrealized gain on investments	0.85
Total from investment operations	0.86
Net asset value at end of period	$25.40
Market price at end of period(c)	$25.40
Net Asset Value Total Return(d)	3.51	%(e)
Market Price Total Return(d)	3.51	%(e)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$2,540
Ratio to average net assets of:
Expenses	0.29	%(f)
Net investment income	0.65	%(f)
Portfolio turnover rate(g)	1%

(a)	Commencement of investment operations.
(b)	Based on average shares outstanding.
(c)	The mean between the last bid and ask prices.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and the sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)	The net asset value total return from Fund Inception (April 6, 2017, the first day of trading on the exchange) to April 30, 2017 was 4.01%. The market price total return from Fund Inception to April 30, 2017 was 4.10%.
(f)	Annualized.
(g)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

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Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

April 30, 2017

(Unaudited)

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2017, the Trust offered seventy-two portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares FTSE International Low Beta Equal Weight Portfolio (IDLB)	“FTSE International Low Beta Equal Weight Portfolio”
PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)	“Russell 1000 Low Beta Equal Weight Portfolio”
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)	“S&P 500® ex-Rate Sensitive Low Volatility Portfolio”
PowerShares S&P 500® High Beta Portfolio (SPHB)	“S&P 500® High Beta Portfolio”
PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)	“S&P 500® High Dividend Low Volatility Portfolio”
PowerShares S&P 500® Low Volatility Portfolio (SPLV)	“S&P 500® Low Volatility Portfolio”
PowerShares S&P 500 Momentum Portfolio (SPMO)	“S&P 500 Momentum Portfolio”
PowerShares S&P 500 Value Portfolio (SPVU)	“S&P 500 Value Portfolio”
PowerShares S&P 500 Value with Momentum Portfolio (SPVM)*	“S&P 500 Value with Momentum Portfolio”
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)	“S&P Emerging Markets Low Volatility Portfolio”
PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)	“S&P Emerging Markets Momentum Portfolio”
PowerShares S&P International Developed High Dividend Low Volatility Portfolio (IDHD)**	“S&P International Developed High Dividend Low Volatility Portfolio”
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)	“S&P International Developed Low Volatility Portfolio”
PowerShares S&P International Developed Momentum Portfolio (IDMO)	“S&P International Developed Momentum Portfolio”
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)	“S&P MidCap Low Volatility Portfolio”
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)**	“S&P SmallCap High Dividend Low Volatility Portfolio”
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)	“S&P SmallCap Low Volatility Portfolio”
PowerShares S&P SmallCap Quality Portfolio (XSHQ)*	“S&P SmallCap Quality Portfolio”

*	Commenced operations on April 3, 2017.
**	Commenced operations on November 29, 2016.

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund’s Shares.” Each Fund’s Shares are listed and traded on NYSE Arca, Inc., except for Shares of FTSE International Low Beta Equal Weight Portfolio and Russell 1000 Low Beta Equal Weight Portfolio, which are listed and traded on The NASDAQ Stock Market LLC and Shares of S&P 500 Value with Momentum Portfolio, S&P International Developed High Dividend Low Volatility Portfolio, S&P SmallCap High Dividend Low Volatility Portfolio and S&P SmallCap Quality Portfolio, which are listed and traded on Bats BZX Exchange, Inc.

The market price of each Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective of each Fund is to seek investment results that generally correspond (before fees and expenses) to the price and yield of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
FTSE International Low Beta Equal Weight Portfolio	FTSE Developed ex US Low Beta Equal Weight Index
Russell 1000 Low Beta Equal Weight Portfolio	Russell 1000® Low Beta Equal Weight Index
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	S&P 500 Low Volatility Rate Response Index
S&P 500® High Beta Portfolio	S&P 500® High Beta Index
S&P 500® High Dividend Low Volatility Portfolio	S&P 500® Low Volatility High Dividend Index

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Fund	Underlying Index
S&P 500® Low Volatility Portfolio	S&P 500® Low Volatility Index
S&P 500 Momentum Portfolio	S&P 500 Momentum Index
S&P 500 Value Portfolio	S&P 500 Enhanced Value Index
S&P 500 Value with Momentum Portfolio	S&P 500® High Momentum Value Index
S&P Emerging Markets Low Volatility Portfolio	S&P BMI Emerging Markets Low Volatility IndexTM
S&P Emerging Markets Momentum Portfolio	S&P Momentum Emerging Plus LargeMidCap IndexTM
S&P International Developed High Dividend Low Volatility Portfolio	S&P EPAC Ex-Korea Low Volatility High Dividend Index
S&P International Developed Low Volatility Portfolio	S&P BMI International Developed Low Volatility IndexTM
S&P International Developed Momentum Portfolio	S&P Momentum Developed ex-U.S. and South Korea LargeMidCap IndexTM
S&P MidCap Low Volatility Portfolio	S&P MidCap 400® Low Volatility Index
S&P SmallCap High Dividend Low Volatility Portfolio	S&P SmallCap 600® Low Volatility High Dividend Index
S&P SmallCap Low Volatility Portfolio	S&P SmallCap 600® Low Volatility Index
S&P SmallCap Quality Portfolio	S&P SmallCap 600® Quality Index

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of the financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco PowerShares Capital Management LLC (the “Adviser”) determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty

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that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their Underlying Indexes. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, each Fund’s Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that an Underlying Index concentrates in the securities of issuers in a particular industry or sector, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, a Fund may face more risks than if it were diversified broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. Any factors detrimental to the performance of such industry or sector will disproportionately impact a Fund’s NAV.

Non-Diversified Fund Risk. Each Fund (except FTSE International Low Beta Equal Weight Portfolio, Russell 1000 Low Beta Equal Weight Portfolio, S&P 500® High Dividend Low Volatility Portfolio, S&P Emerging Markets Momentum Portfolio, S&P MidCap Low Volatility Portfolio and S&P SmallCap Low Volatility Portfolio) is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

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Small- and Mid-Capitalization Company Risk. For FTSE International Low Beta Equal Weight Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P Emerging Markets Momentum Portfolio, S&P International Developed High Dividend Low Volatility Portfolio, S&P International Developed Low Volatility Portfolio, S&P International Developed Momentum Portfolio, S&P MidCap Low Volatility Portfolio, S&P SmallCap High Dividend Low Volatility Portfolio, S&P SmallCap Low Volatility Portfolio and S&P SmallCap Quality Portfolio, investing in securities of small- and medium-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and medium-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Foreign Investment Risk. For FTSE International Low Beta Equal Weight Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P Emerging Markets Momentum Portfolio, S&P International Developed High Dividend Low Volatility Portfolio, S&P International Developed Low Volatility Portfolio and S&P International Developed Momentum Portfolio, investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. As the Funds may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Funds’ returns. Such risks may be exacerbated in emerging markets, where securities laws are relatively new and unsettled.

Momentum Investing Risk. For S&P 500 Momentum Portfolio, S&P 500 Value with Momentum Portfolio, S&P Emerging Markets Momentum Portfolio and S&P International Developed Momentum Portfolio, the momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of a Fund may suffer.

Sampling Risk. S&P Emerging Markets Momentum Portfolio’s use of a representative sampling approach in certain countries will result in the Fund holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and passive foreign investment company adjustments, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

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The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

E. Country Determination

For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

F. Expenses

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Expenses of the Trust that are excluded from a Fund’s unitary management fee and are directly identifiable to a specific Fund are applied to that Fund. Expenses of the Trust that are excluded from each Fund’s unitary management fee and that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

To the extent a Fund invests in other investment companies, the expenses shown in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

G. Dividends and Distributions to Shareholders

Each Fund (except for S&P 500® ex-Rate Sensitive Low Volatility Portfolio, S&P 500® High Dividend Low Volatility Portfolio, S&P 500® Low Volatility Portfolio and S&P SmallCap High Dividend Low Volatility Portfolio) declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. S&P 500® ex-Rate Sensitive Low Volatility Portfolio, S&P 500® High Dividend Low Volatility Portfolio, S&P 500® Low Volatility Portfolio and S&P SmallCap High Dividend Low Volatility Portfolio each declares and pays dividends from net investment income, if any, to its shareholders monthly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H. Accounting Estimates

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I. Securities Lending

During the six-month period ended April 30, 2017, FTSE International Low Beta Equal Weight Portfolio, S&P Emerging Markets Low Volatility Portfolio, S&P International Developed Low Volatility Portfolio and S&P SmallCap Low Volatility Portfolio participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans

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are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedule of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
FTSE International Low Beta Equal Weight Portfolio	0.45%
Russell 1000 Low Beta Equal Weight Portfolio	0.35%
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	0.25%
S&P 500® High Beta Portfolio	0.25%
S&P 500® High Dividend Low Volatility Portfolio	0.30%
S&P 500® Low Volatility Portfolio	0.25%
S&P 500 Momentum Portfolio	0.25%
S&P 500 Value Portfolio	0.25%
S&P 500 Value with Momentum Portfolio	0.30%
S&P Emerging Markets Low Volatility Portfolio	0.45%*
S&P Emerging Markets Momentum Portfolio	0.45%*
S&P International Developed High Dividend Low Volatility Portfolio	0.30%
S&P International Developed Low Volatility Portfolio	0.35%**
S&P International Developed Momentum Portfolio	0.35%**
S&P MidCap Low Volatility Portfolio	0.25%
S&P SmallCap High Dividend Low Volatility Portfolio	0.30%
S&P SmallCap Low Volatility Portfolio	0.25%
S&P SmallCap Quality Portfolio	0.29%

*	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2019. After giving effect to such waiver, the Fund’s net unitary management fee is 0.29% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2019. The fee waiver agreement cannot be terminated during its term.
**	The Adviser has agreed to waive a portion of its unitary management fee through February 28, 2019. After giving effect to such waiver, the Fund’s net unitary management fee is 0.25% of its average daily net assets. Unless the Adviser continues the fee waiver agreement, it will terminate on February 28, 2019. The fee waiver agreement cannot be terminated during its term.

Further, through August 31, 2019, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s

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investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2017, the Adviser waived fees for each Fund in the following amounts:

FTSE International Low Beta Equal Weight Portfolio	$68
Russell 1000 Low Beta Equal Weight Portfolio	115
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	55
S&P 500® High Beta Portfolio	494
S&P 500® High Dividend Low Volatility Portfolio	1,526
S&P 500® Low Volatility Portfolio	1,046
S&P 500 Momentum Portfolio	1
S&P 500 Value Portfolio	1
S&P 500 Value with Momentum Portfolio	—
S&P Emerging Markets Low Volatility Portfolio	196,346
S&P Emerging Markets Momentum Portfolio	1,366
S&P International Developed High Dividend Low Volatility Portfolio	10
S&P International Developed Low Volatility Portfolio	205,460
S&P International Developed Momentum Portfolio	1,373
S&P MidCap Low Volatility Portfolio	450
S&P SmallCap High Dividend Low Volatility Portfolio	7
S&P SmallCap Low Volatility Portfolio	634
S&P SmallCap Quality Portfolio	—

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for each Fund with the following entities (each, a “Licensor”):

Fund	Licensor
FTSE International Low Beta Equal Weight Portfolio	FTSE International Ltd.
Russell 1000 Low Beta Equal Weight Portfolio	Frank Russell Company
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P 500® High Beta Portfolio	S&P Dow Jones Indices LLC
S&P 500® High Dividend Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P 500® Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P 500 Momentum Portfolio	S&P Dow Jones Indices LLC
S&P 500 Value Portfolio	S&P Dow Jones Indices LLC
S&P 500 Value with Momentum Portfolio	S&P Dow Jones Indices LLC
S&P Emerging Markets Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P Emerging Markets Momentum Portfolio	S&P Dow Jones Indices LLC
S&P International Developed High Dividend Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P International Developed Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P International Developed Momentum Portfolio	S&P Dow Jones Indices LLC
S&P MidCap Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap High Dividend Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Low Volatility Portfolio	S&P Dow Jones Indices LLC
S&P SmallCap Quality Portfolio	S&P Dow Jones Indices LLC

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Funds are not sponsored, endorsed, sold or promoted by the Licensors, and the Licensors make no representation regarding the advisability of investing in any of the Funds.

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The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Note 4. Investments in Affiliates

The Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The table below shows S&P 500® High Beta Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2017.

S&P 500® High Beta Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2017	Dividend Income
Invesco Ltd.	$5,013,644	$7,893,541	$(6,573,029)	$921,984	$16,386	$7,272,526	$133,181

The Adviser also serves as the adviser for PowerShares India Portfolio, and therefore PowerShares India Portfolio is considered to be affiliated with the Funds. The table below shows S&P Emerging Markets Momentum Portfolio’s transactions in, and earnings from, its investments in affiliates for the six-month period ended April 30, 2017.

S&P Emerging Markets Momentum Portfolio

	Value October 31, 2016	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2017	Dividend Income
PowerShares India Portfolio	$30,843	$13,653	$(3,131)	$3,166	$118	$44,649	$130

Note 5. Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Except for the Funds listed below, as of April 30, 2017, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
FTSE International Low Beta Equal Weight Portfolio
Equity Securities	$161,140,277	$163,252	$188,360	$161,491,889

S&P Emerging Markets Low Volatility Portfolio
Equity Securities	$249,248,007	$16,697	$135,550	$249,400,254

S&P Emerging Markets Momentum Portfolio
Equity Securities	$1,684,725	$3,228	$1,657	$1,689,610

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Note 6. Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had capital loss carryforwards as of October 31, 2016, which expire as follows:

	Post-effective/no expiration
	Short-Term	Long-Term	Total*
FTSE International Low Beta Equal Weight Portfolio	$1,851,646	$—	$1,851,646
Russell 1000 Low Beta Equal Weight Portfolio	7,044,464	—	7,044,464
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	3,722,320	99,667	3,821,987
S&P 500® High Beta Portfolio	17,870,811	9,201,398	27,072,209
S&P 500® High Dividend Low Volatility Portfolio	8,594,777	—	8,594,777
S&P 500® Low Volatility Portfolio	206,817,367	27,995,402	234,812,769
S&P 500 Momentum Portfolio	11,899	—	11,899
S&P 500 Value Portfolio	49,612	—	49,612
S&P Emerging Markets Low Volatility Portfolio	24,739,303	22,469,226	47,208,529
S&P Emerging Markets Momentum Portfolio	1,179,978	605,658	1,785,636
S&P International Developed Low Volatility Portfolio	17,680,676	9,314,115	26,994,791
S&P International Developed Momentum Portfolio	1,027,966	578,924	1,606,890
S&P MidCap Low Volatility Portfolio	2,167,662	—	2,167,662
S&P SmallCap Low Volatility Portfolio	2,835,987	—	2,835,987

*	Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 7. Investment Transactions

For the six-month period ended April 30, 2017, the cost of securities purchased and proceeds from sales of securities (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any) were as follows:

	Purchases	Sales
FTSE International Low Beta Equal Weight Portfolio	$24,661,524	$22,074,929
Russell 1000 Low Beta Equal Weight Portfolio	26,923,020	27,167,719
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	54,648,332	56,041,856
S&P 500® High Beta Portfolio	260,289,048	260,926,587
S&P 500® High Dividend Low Volatility Portfolio	784,486,427	794,614,354
S&P 500® Low Volatility Portfolio	1,387,359,325	1,384,912,778
S&P 500 Momentum Portfolio	1,252,245	1,664,502
S&P 500 Value Portfolio	243,257	1,519,486
S&P 500 Value with Momentum Portfolio	—	—
S&P Emerging Markets Low Volatility Portfolio	89,546,491	107,691,260
S&P Emerging Markets Momentum Portfolio	936,360	946,206
S&P International Developed High Dividend Low Volatility Portfolio	873,610	1,300,390
S&P International Developed Low Volatility Portfolio	122,744,819	120,895,799
S&P International Developed Momentum Portfolio	1,846,206	1,855,997
S&P MidCap Low Volatility Portfolio	207,685,593	208,039,302

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	Purchases	Sales
S&P SmallCap High Dividend Low Volatility Portfolio	$3,319,528	$3,130,286
S&P SmallCap Low Volatility Portfolio	203,949,666	200,713,240
S&P SmallCap Quality Portfolio	22,083	21,005

For the six-month period ended April 30, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
FTSE International Low Beta Equal Weight Portfolio	$18,602,183	$19,271,487
Russell 1000 Low Beta Equal Weight Portfolio	40,639,254	32,316,162
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	90,381,844	154,063,618
S&P 500® High Beta Portfolio	692,069,820	725,140,002
S&P 500® High Dividend Low Volatility Portfolio	1,197,014,582	848,623,488
S&P 500® Low Volatility Portfolio	1,833,614,097	2,152,220,615
S&P 500 Momentum Portfolio	1,438,245	1,031,841
S&P 500 Value Portfolio	3,098,219	232,754
S&P 500 Value with Momentum Portfolio	2,493,016	—
S&P Emerging Markets Low Volatility Portfolio	—	12,775,460
S&P Emerging Markets Momentum Portfolio	—	—
S&P International Developed High Dividend Low Volatility Portfolio	3,674,212	720,146
S&P International Developed Low Volatility Portfolio	120,035,121	36,143,285
S&P International Developed Momentum Portfolio	—	1,143,853
S&P MidCap Low Volatility Portfolio	452,059,884	226,108,919
S&P SmallCap High Dividend Low Volatility Portfolio	11,423,358	2,731,235
S&P SmallCap Low Volatility Portfolio	439,016,201	268,764,713
S&P SmallCap Quality Portfolio	2,453,907	—

Gains (losses) on in-kind transactions are generally not considered taxable gains (losses) for federal income tax purposes.

At April 30, 2017, the cost of investments on a tax basis includes adjustments for financial reporting purposes, as of the most recently completed federal income tax reporting period-end:

	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost
FTSE International Low Beta Equal Weight Portfolio	$14,647,056	$(5,482,369)	$9,164,687	$152,327,202
Russell 1000 Low Beta Equal Weight Portfolio	19,417,855	(5,885,566)	13,532,289	148,774,380
S&P 500® ex-Rate Sensitive Low Volatility Portfolio	9,087,703	(1,675,926)	7,411,777	112,341,362
S&P 500® High Beta Portfolio	30,725,137	(30,664,781)	60,356	537,457,341
S&P 500® High Dividend Low Volatility Portfolio	149,267,636	(90,696,006)	58,571,630	3,065,910,718
S&P 500® Low Volatility Portfolio	597,086,774	(83,509,062)	513,577,712	6,121,823,960
S&P 500 Momentum Portfolio	60,857	(36,160)	24,697	1,410,211
S&P 500 Value Portfolio	223,739	(53,702)	170,037	2,919,782
S&P 500 Value with Momentum Portfolio*	45,530	(22,254)	23,276	2,493,428
S&P Emerging Markets Low Volatility Portfolio	19,452,625	(12,667,320)	6,785,305	242,614,949
S&P Emerging Markets Momentum Portfolio	186,501	(34,012)	152,489	1,537,121
S&P International Developed High Dividend Low Volatility Portfolio*	198,206	(25,542)	172,664	2,560,762
S&P International Developed Low Volatility Portfolio	34,087,741	(10,471,605)	23,616,136	489,059,517
S&P International Developed Momentum Portfolio	123,776	(58,768)	65,008	2,383,692
S&P MidCap Low Volatility Portfolio	95,008,380	(13,452,683)	81,555,697	911,734,285
S&P SmallCap High Dividend Low Volatility Portfolio*	330,650	(433,355)	(102,705)	8,916,898
S&P SmallCap Low Volatility Portfolio	97,655,569	(22,639,511)	75,016,058	852,510,561
S&P SmallCap Quality Portfolio*	112,411	(27,225)	85,186	2,454,695

*	In the Fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

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Note 8. Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined in the 1940 Act (an “Independent Trustee”), any Trustee who is not an affiliate of the Adviser or Distributor (or any of their affiliates) and who is otherwise an “interested person” of the Trust under the 1940 Act (an “Unaffiliated Trustee”) and an Officer of the Trust. The Adviser, as a result of each Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee or Unaffiliated Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 9. Capital

Shares are created and redeemed by each Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are principally permitted in exchange for Deposit Securities, with a balancing cash component to equate the transaction to the NAV per Share of a Fund of the Trust on the transaction date. However, for all Funds, cash in an amount equivalent to the value of certain securities may be substituted, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 10. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee and Unaffiliated Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 11. Subsequent Event

Effective as of the close of markets on June 30, 2017, S&P 500 Value Portfolio changed its name to PowerShares S&P 500 Enhanced Value Portfolio.

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Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

In addition to the fees and expenses which the PowerShares S&P Emerging Markets Momentum Portfolio (the “Portfolio”) bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the investment companies in which the Portfolio invests. The amount of fees and expenses incurred indirectly by the Portfolio will vary because the investment companies have varied expenses and fee levels and the Portfolio may own different proportions of the investment companies at different times. Estimated investment companies’ expenses are not expenses that are incurred directly by the Portfolio. They are expenses that are incurred directly by the investment companies and are deducted from the value of the investment companies the Portfolio invests in. The effect of the estimated investment companies’ expenses that the Portfolio bears indirectly are included in the Portfolio’s total returns.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by a Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares FSTE International Low Beta Equal Weight Portfolio (IDLB)
Actual	$1,000.00	$1,087.80	0.45%	$2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
PowerShares Russell 1000 Low Beta Equal Weight Portfolio (USLB)
Actual	1,000.00	1,115.70	0.35	1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.06	0.35	1.76
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio (XRLV)
Actual	1,000.00	1,128.90	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P 500® High Beta Portfolio (SPHB)
Actual	1,000.00	1,155.40	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P 500® High Dividend Low Volatility Portfolio (SPHD)
Actual	1,000.00	1,083.30	0.30	1.55
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51

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Fees and Expenses (continued)

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
PowerShares S&P 500® Low Volatility Portfolio (SPLV)
Actual	$1,000.00	$1,095.20	0.25%	$1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P 500 Momentum Portfolio (SPMO)
Actual	1,000.00	1,092.90	0.25	1.30
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P 500 Value Portfolio (SPVU)
Actual	1,000.00	1,175.00	0.25	1.35
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P 500 Value with Momentum Portfolio (SPVM)(2)
Actual	1,000.00	1,010.00	0.30	0.23
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
PowerShares S&P Emerging Markets Low Volatility Portfolio (EELV)
Actual	1,000.00	1,052.30	0.29	1.48
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45
PowerShares S&P Emerging Markets Momentum Portfolio (EEMO)
Actual	1,000.00	1,081.80	0.27	1.39
Hypothetical (5% return before expenses)	1,000.00	1,023.46	0.27	1.35
PowerShares S&P International Developed High Dividend Low Volatility Portfolio (IDHD)(3)
Actual	1,000.00	1,099.00	0.30	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
PowerShares S&P International Developed Low Volatility Portfolio (IDLV)
Actual	1,000.00	1,087.10	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P International Developed Momentum Portfolio (IDMO)
Actual	1,000.00	1,058.10	0.26	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.51	0.26	1.30
PowerShares S&P MidCap Low Volatility Portfolio (XMLV)
Actual	1,000.00	1,128.30	0.25	1.32
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio (XSHD)(3)
Actual	1,000.00	1,021.80	0.30	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.31	0.30	1.51
PowerShares S&P SmallCap Low Volatility Portfolio (XSLV)
Actual	1,000.00	1,158.60	0.25	1.34
Hypothetical (5% return before expenses)	1,000.00	1,023.55	0.25	1.25
PowerShares S&P SmallCap Quality Portfolio (XSHQ)(2)
Actual	1,000.00	1,035.10	0.29	0.23
Hypothetical (5% return before expenses)	1,000.00	1,023.36	0.29	1.45

(1)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(2)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 3, 2017 (commencement of investment operations) to April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 28/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

(3)	Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period November 29, 2016 (commencement of investment operations) to April 30, 2017. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 153/365. Hypothetical expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

97

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P SmallCap High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio and Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio

At a meeting held on September 29, 2016, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Advisory Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for PowerShares S&P SmallCap High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio (each, a “Fund” and collectively, the “Funds”) and the Investment Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio, between the Adviser and the following seven affiliated sub-advisers (the “Sub-Advisory Agreement”): Invesco Advisers, Inc. (as the initial sub-adviser); Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Trimark Ltd. (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with each Fund.

Advisory Agreement

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent, and its oversight of the Sub-Advisers for PowerShares Treasury Collateral Portfolio. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed advisory fee, as compared to information compiled from Lipper Inc. (“Lipper”) databases on the median net expense ratios of ETF, open-end index and open-end actively managed (non-ETF) peers. The Trustees noted that PowerShares S&P SmallCap High Dividend Low Volatility Portfolio’s advisory fee was compared to peers in two Lipper classifications, Equity Income and Small-Cap Core. The Trustees also noted that the comparable fee data provided by the Adviser for PowerShares Treasury Collateral Portfolio included only eight peer ETFs, eight open-end actively managed funds and only one peer open-end index fund. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Advisory Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Trustees noted that each Fund’s proposed unitary fee was below the median net expense ratio of its peer groups as shown below:

98

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P SmallCap High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio and Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio (continued)

Fund	Lipper Classification	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	Equity Income	Lower than median (25)	Lower than median (5)	Lower than median (132)

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	Small-Cap Core	Lower than median (26)	Lower than median (27)	Lower than median (243)

PowerShares S&P International Developed High Dividend Low Volatility Portfolio	International Equity Income	Lower than median (22)	N/A	Lower than median (14)

PowerShares Treasury Collateral Portfolio	Short U.S. Treasury	Lower than median (8)	Lower than median (1)	Lower than median (8)

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight costs for the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the proposed costs of services for each Fund and the sub-advisory fees to be paid by the Adviser for PowerShares Treasury Collateral Portfolio. The Adviser did not provide profitability of the Adviser in managing each Fund because the Funds had not yet commenced operations. However, the Trustees considered other information the Board received at its April meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the flat advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio (“Treasury Collateral Portfolio”) at a meeting held on September 29, 2016. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers, but noted that Invesco Advisers, Inc. (“IAI”) will be the initial sub-adviser. The Board reviewed the qualifications and background of IAI’s portfolio managers and noted the qualifications and background of the other Sub-Advisers and the resources made available to the Sub-Advisers’ personnel.

99

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P SmallCap High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio and Sub-Advisory Agreement for PowerShares Treasury Collateral Portfolio (continued)

Based on their review, the Trustees concluded that the nature, extent and quality of services to be provided under the Sub-Advisory Agreement were expected to be appropriate and reasonable.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fee charged by the Sub-Advisers under the Sub-Advisory Agreement is consistent with the compensation structure used throughout Invesco Ltd. when Invesco Ltd.’s affiliates provide sub-advisory services for funds managed by other Invesco Ltd. affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for the Fund and noted that the Adviser compensates the Sub-Advisers from its fee.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement for the Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale may be realized as the Treasury Collateral Portfolio grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for the Treasury Collateral Portfolio was reasonable in relation to the proposed services and product strategy of the Treasury Collateral Portfolio, and they concluded that the flat sub-advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Sub-Advisers had not identified any further benefits that they would derive from their relationships with the Treasury Collateral Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Sub-Advisory Agreement for the Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

100

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P 500 Value With Momentum Portfolio and PowerShares S&P SmallCap Quality Portfolio

At a meeting held on March 7, 2017, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for PowerShares S&P 500 Value With Momentum Portfolio and PowerShares S&P SmallCap Quality Portfolio (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered to and amounts paid by other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed peers. The Trustees noted that the fee data provided by the Adviser for PowerShares S&P 500 Value With Momentum Portfolio included only thirteen peer ETFs and eight peer open-end index funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary fee as compared to the median net expense ratio of its peer groups as shown below:

Fund	ETF Peer Group (Number of Peers)	Open-End Index Fund Peer Group (Number of Peers)	Open-End Active Fund Peer Group (Number of Peers)
PowerShares S&P 500 Value With Momentum Portfolio	Higher than median (13)	Higher than median (8)	Lower than median (110)

PowerShares S&P SmallCap Quality Portfolio	Lower than median (26)	Lower than median (27)	Lower than median (247)

The Trustees also considered fee and expense data on Adviser-identified selected peers.

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight costs for the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

101

Board Considerations Regarding Approval of Investment Advisory Agreement for PowerShares S&P 500 Value With Momentum Portfolio and PowerShares S&P SmallCap Quality Portfolio (continued)

In conjunction with their review of the unitary advisory fee, the Trustees also considered information provided by the Adviser on the proposed costs of services for each Fund. The Adviser did not provide profitability of the Adviser in managing each Fund because the Funds had not yet commenced operations. However, the Trustees considered other information the Board received at its April meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the flat advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

102

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement

At a meeting held on April 11, 2017, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the “Adviser”) and the Trust for the following 72 series (each, a “Fund” and collectively, the “Funds”):

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Contrarian Opportunities Portfolio

PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio

PowerShares DWA Developed Markets Momentum Portfolio

PowerShares DWA Emerging Markets Momentum Portfolio

PowerShares DWA Momentum & Low Volatility Rotation Portfolio

PowerShares DWA SmallCap Momentum Portfolio

PowerShares DWA Tactical International Rotation Portfolio

PowerShares DWA Tactical Multi-Asset Income Portfolio

PowerShares DWA Tactical Sector Rotation Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Europe Currency Hedged Low Volatility Portfolio

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares Global Water Portfolio

PowerShares International BuyBack Achievers™ Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares Japan Currency Hedged Low Volatility Portfolio

PowerShares KBW Bank Portfolio

PowerShares KBW High Dividend Yield Financial Portfolio

PowerShares KBW Premium Yield Equity REIT Portfolio

PowerShares KBW Property & Casualty Insurance Portfolio

PowerShares KBW Regional Banking Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Russell 1000 Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio

PowerShares S&P 500® High Beta Portfolio

PowerShares S&P 500® High Dividend Low Volatility Portfolio

PowerShares S&P 500® Low Volatility Portfolio

PowerShares S&P 500® Momentum Portfolio

PowerShares S&P 500 Value Portfolio

PowerShares S&P Emerging Markets Low Volatility Portfolio

PowerShares S&P Emerging Markets Momentum Portfolio

PowerShares S&P International Developed High Dividend Low Volatility Portfolio

PowerShares S&P International Developed Low Volatility Portfolio

PowerShares S&P International Developed Momentum Portfolio

PowerShares S&P International Developed Quality Portfolio

PowerShares S&P MidCap Low Volatility Portfolio

PowerShares S&P SmallCap Consumer Discretionary Portfolio

PowerShares S&P SmallCap Consumer Staples Portfolio

PowerShares S&P SmallCap Energy Portfolio

PowerShares S&P SmallCap Financials Portfolio

PowerShares S&P SmallCap Health Care Portfolio

PowerShares S&P SmallCap High Dividend Low Volatility Portfolio

PowerShares S&P SmallCap Industrials Portfolio

PowerShares S&P SmallCap Information Technology Portfolio

PowerShares S&P SmallCap Low Volatility Portfolio

PowerShares S&P SmallCap Materials Portfolio

PowerShares S&P SmallCap Utilities Portfolio

PowerShares Senior Loan Portfolio

PowerShares Treasury Collateral Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Also at the April 11, 2017 meeting, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Investment Sub-Advisory Agreement between the Adviser and the following seven affiliated sub-advisers for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio (the “Sub-Advisory Agreement”): Invesco Advisers,

103

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Inc.; Invesco Asset Management Deutschland, GmbH; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Hong Kong Limited; Invesco Senior Secured Management, Inc.; and Invesco Canada Ltd. (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”).

Investment Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of each Fund, as applicable, and the Adviser, (iii) the costs of services provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as a Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered to and amounts paid by other registered investment companies and (vii) any benefits realized by the Adviser from its relationship with the Funds.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser’s execution and/or oversight of the execution of portfolio transactions on behalf of the Funds. The Trustees also reviewed information on the performance of the Funds (other than PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical International Rotation Portfolio, and PowerShares Treasury Collateral Portfolio, each of which had not commenced operations as of December 31, 2016, and other than PowerShares S&P SmallCap High Dividend Low Volatility Portfolio and PowerShares S&P International Developed High Dividend Low Volatility Portfolio, for which the Adviser did not provide performance information because each of these Funds had less than three months of performance history as of December 31, 2016) and their underlying indexes for the one-year, three-year, five-year and since-inception periods ended December 31, 2016, as applicable, including reports for each of those periods on the correlation and tracking error between each Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error and correlation between certain Funds and their underlying indexes. In reviewing the tracking error reports, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges and various explanations for any tracking error. The Trustees noted that for each applicable period, the correlation for each Fund, other than the since-inception, one-year and three-year periods for PowerShares Global Short Term High Yield Bond Portfolio, the since-inception and one-year periods for the PowerShares LadderRite 0-5 Year Corporate Bond Portfolio and the five-year period for PowerShares New York AMT-Free Municipal Bond Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, was within the targeted range set forth in the Trust’s registration statement. The Trustees reviewed the reasons provided by the Adviser for PowerShares Global Short Term High Yield Bond Portfolio’s, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio’s, PowerShares New York AMT-Free Municipal Bond Portfolio’s and PowerShares VRDO Tax-Free Weekly Portfolio’s level of correlation to its underlying index, as well as the Adviser’s expectations for each such Fund’s correlation going forward. The Trustees noted that for each applicable period, the tracking error for each Fund was within the targeted range set forth in the Trust’s registration statement and concluded that each Fund’s correlation to its underlying index and the tracking error for each Fund were within an acceptable range given that Fund’s particular circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided or to be provided by the Adviser to the Funds under the Investment Advisory Agreement were or were expected to be appropriate and reasonable, as applicable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”), open-end (non-ETF) index funds and open-end (non-ETF) actively-managed funds. The Trustees noted that the annual advisory fee charged to each Fund, as set forth below, is a unitary fee and that the Adviser pays all other operating expenses of each Fund, including the fees payable to the Sub-Advisers for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, except that each Fund pays its brokerage expenses, taxes, interest (including, for PowerShares Senior Loan Portfolio, interest expenses associated with its line of credit), litigation expenses and other extraordinary expenses.

104

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

0.08%	PowerShares Treasury Collateral Portfolio

0.15%	PowerShares DWA Momentum & Low Volatility Rotation Portfolio, PowerShares DWA Tactical Sector Rotation Portfolio

0.20%:	PowerShares Russell 1000 Equal Weight Portfolio

0.22%:	PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

0.25%:	PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio, PowerShares DWA Tactical Multi-Asset Income Portfolio, PowerShares Europe Currency Hedged Low Volatility Portfolio, PowerShares Japan Currency Hedged Low Volatility Portfolio, PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P 500® Low Volatility Portfolio, PowerShares S&P 500 Momentum Portfolio, PowerShares S&P 500 Value Portfolio, PowerShares S&P MidCap Low Volatility Portfolio, PowerShares S&P SmallCap Low Volatility Portfolio, PowerShares VRDO Tax-Free Weekly Portfolio

0.28%:	PowerShares Build America Bond Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares National AMT-Free Municipal Bond Portfolio, PowerShares New York AMT-Free Municipal Bond Portfolio

0.29%:	PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio, PowerShares S&P International Developed Quality Portfolio (the Trustees noted that, prior to January 1, 2017, PowerShares S&P International Developed Quality Portfolio’s unitary advisory fee was 0.45%), PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Utilities Portfolio

0.30%:	PowerShares DWA Tactical International Rotation Portfolio, PowerShares S&P 500® High Dividend Low Volatility Portfolio, PowerShares S&P International Developed High Dividend Low Volatility Portfolio, PowerShares SmallCap High Dividend Low Volatility Portfolio

0.35%:	PowerShares Contrarian Opportunities Portfolio, PowerShares Global Short Term High Yield Bond Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio, PowerShares KBW Regional Banking Portfolio, PowerShares Russell 1000 Low Beta Equal Weight Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio

0.45%:	PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P Emerging Markets Momentum Portfolio

0.49%:	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio

0.50%:	PowerShares CEF Income Composite Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Variable Rate Preferred Portfolio

0.55%	PowerShares International BuyBack AchieversTM Portfolio

0.60%:	PowerShares DWA SmallCap Momentum Portfolio

0.65%:	PowerShares Senior Loan Portfolio

0.75%:	PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio

0.80%:	PowerShares DWA Developed Markets Momentum Portfolio

0.90%:	PowerShares DWA Emerging Markets Momentum Portfolio

The Trustees noted that the Adviser represented that it does not serve as an investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Funds, but that the Adviser provides sub-advisory services to clients with comparable investment strategies as certain of the Funds. The Trustees further noted the Adviser’s explanation with respect to the sub-advisory fees it receives for such services in comparison to the advisory fees charged to the Funds.

The Trustees determined that the advisory fees were reasonable, noting the nature of the indexes, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Trustees noted that the net expense ratios for certain Funds were equal to or lower than the median net expense ratios of their ETF and open-end index peer funds as illustrated in the table below. The Trustees also noted that the net expense ratios for all of the Funds (except for PowerShares DWA Momentum & Low Volatility Rotation Portfolio and for PowerShares DWA Tactical Sector Rotation Portfolio) were lower than the median net expense ratios of their open-end actively-managed peer funds. The Trustees noted that the net expense ratio for PowerShares DWA Momentum & Low Volatility Rotation Portfolio was higher than the median net expense ratio of its open-end actively-managed peer fund, and they also noted that the Adviser indicated that PowerShares DWA Tactical Sector Rotation Portfolio did not have any comparable open-end actively-managed peers.

105

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares 1-30 Laddered Treasury Portfolio			X
PowerShares Build America Bond Portfolio		N/A	X
PowerShares California AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares CEF Income Composite Portfolio	N/A	X	X
PowerShares Chinese Yuan Dim Sum Bond Portfolio	X	N/A	X
PowerShares Contrarian Opportunities Portfolio		X	X
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares DWA Developed Markets Momentum Portfolio		X	X
PowerShares DWA Emerging Markets Momentum Portfolio			X
PowerShares DWA Momentum & Low Volatility Rotation Portfolio	N/A	N/A
PowerShares DWA SmallCap Momentum Portfolio		X	X
PowerShares DWA Tactical International Rotation Portfolio	X	N/A	X
PowerShares DWA Tactical Multi-Asset Income Portfolio	N/A	N/A	X
PowerShares DWA Tactical Sector Rotation Portfolio	X	N/A	N/A
PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares Emerging Markets Infrastructure Portfolio		N/A	X
PowerShares Emerging Markets Sovereign Debt Portfolio	X		X
PowerShares Europe Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares FTSE International Low Beta Equal Weight Portfolio			X
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	X		X
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		X	X
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	X	X	X
PowerShares FTSE RAFI Emerging Markets Portfolio	X		X
PowerShares Fundamental High Yield® Corporate Bond Portfolio		N/A	X
PowerShares Fundamental Investment Grade Corporate Bond Portfolio			X
PowerShares Global Agriculture Portfolio			X
PowerShares Global Clean Energy Portfolio		N/A	X
PowerShares Global Gold and Precious Metals Portfolio		N/A	X
PowerShares Global Short Term High Yield Bond Portfolio	X	N/A	X
PowerShares Global Water Portfolio		N/A	X
PowerShares International BuyBack AchieversTM Portfolio			X
PowerShares International Corporate Bond Portfolio			X
PowerShares Japan Currency Hedged Low Volatility Portfolio	X	X	X
PowerShares KBW Bank Portfolio	X		X
PowerShares KBW High Dividend Yield Financial Portfolio	X		X
PowerShares KBW Premium Yield Equity REIT Portfolio	X		X
PowerShares KBW Property & Casualty Insurance Portfolio	X		X
PowerShares KBW Regional Banking Portfolio	X		X
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio			X
PowerShares National AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares New York AMT-Free Municipal Bond Portfolio		N/A	X
PowerShares Preferred Portfolio	X	N/A	X

106

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

PowerShares Fund	Equal to/Lower than ETF Median[1]	Equal to/Lower than Open-End Index Fund Median[2]	Equal to/Lower than Open-End Active Fund Median
PowerShares Russell 1000 Equal Weight Portfolio	X	X	X
PowerShares Russell 1000 Low Beta Equal Weight Portfolio	X		X
PowerShares S&P 500® ex-Rate Sensitive Low Volatility Portfolio	X	X	X
PowerShares S&P 500 High Beta Portfolio	X	X	X
PowerShares S&P 500® High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Low Volatility Portfolio	X	X	X
PowerShares S&P 500® Momentum Portfolio		X	X
PowerShares S&P 500 Value Portfolio		X	X
PowerShares S&P Emerging Markets Low Volatility Portfolio	X	X	X
PowerShares S&P Emerging Markets Momentum Portfolio	X	X	X
PowerShares S&P International Developed High Dividend Low Volatility Portfolio	X	N/A	X
PowerShares S&P International Developed Low Volatility Portfolio	X	X	X
PowerShares S&P International Developed Momentum Portfolio	X	X	X
PowerShares S&P International Developed Quality Portfolio			X
PowerShares S&P MidCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Consumer Discretionary Portfolio	X		X
PowerShares S&P SmallCap Consumer Staples Portfolio	X		X
PowerShares S&P SmallCap Energy Portfolio	X		X
PowerShares S&P SmallCap Financials Portfolio	X		X
PowerShares S&P SmallCap Health Care Portfolio	X		X
PowerShares S&P SmallCap High Dividend Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Industrials Portfolio	X		X
PowerShares S&P SmallCap Information Technology Portfolio	X	X	X
PowerShares S&P SmallCap Low Volatility Portfolio	X	X	X
PowerShares S&P SmallCap Materials Portfolio	X		X
PowerShares S&P SmallCap Utilities Portfolio	X	X	X
PowerShares Senior Loan Portfolio		N/A	X
PowerShares Treasury Collateral Portfolio	X	X	X
PowerShares Variable Rate Preferred Portfolio		X	X
PowerShares VRDO Tax-Free Weekly Portfolio		N/A	X

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated in this column with an “N/A” for not available.

[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated in this column with an “N/A” for not available.

In response to questions from the Independent Trustees, the Adviser provided supplemental information regarding each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares California AMT-Free Municipal Bond Portfolio, PowerShares FTSE International Low Beta Equal Weight Portfolio and PowerShares New York AMT-Free Municipal Bond Portfolio’s advisory fees and total expenses and the Lipper peer data. The Adviser explained in detail its view that it believes that the advisory fees and total expenses for these Funds are competitive and generally in line with other comparable funds in the marketplace, noting, in particular, the unique underlying investment strategy and complexity of each Fund, the limited number of peers in the Lipper data, and/or the differing pricing philosophy of certain of the peers.

The Trustees also reviewed the fees, and any difference in fees, between each Fund that is structured as a fund-of-funds and invests in funds that comprise an index developed by Dorsey Wright & Associates, LLC (“DWA Fund-of-Funds”). The Trustees noted that the unitary

107

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

fees for the DWA Fund-of-Funds vary from 15 to 30 basis points. The Independent Trustees considered the Adviser’s explanation that the applicable license fee the Adviser pays with respect to each DWA Fund-of-Fund is dependent on the underlying funds in which the DWA Fund-of-Fund invests and that after payment of such license fee the variance between each DWA Fund-of-Fund’s unitary fee is less. The Trustees noted that the unitary fee for PowerShares DWA Tactical International Rotation Portfolio was higher than the unitary fee for the other DWA Fund-of-Funds, reflecting, in part, its ability to invest, at times, in non-affiliated funds.

The Trustees considered that the Adviser had agreed to waive a portion of its advisory fee, at least until February 28, 2019, for PowerShares S&P Emerging Markets Momentum Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed Momentum Portfolio and PowerShares S&P International Developed Low Volatility Portfolio.

The Trustees determined that each Fund’s advisory fee was reasonable because of the nature of the indexes, the distinguishing factors of the Funds and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of each Fund’s advisory fee was attributable to a license fee payable out of the unitary fee charged to that Fund.

The Board concluded that the unitary advisory fee charged to each Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Funds. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to each Fund, other than PowerShares DWA Tactical International Rotation Portfolio, PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares Treasury Collateral Portfolio. (The Trustees did not consider the estimated profitability of the Adviser in managing these Funds because they had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund’s asset size and expense ratio. The Trustees noted that any reduction in fixed costs associated with the management of the Funds would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund was reasonable in relation to the asset size of that Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationships with the Funds and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board’s analysis.

Investment Sub-Advisory Agreement

As noted above, the Board of Trustees of the Trust, including the Independent Trustees, approved the continuation of the Sub-Advisory Agreement for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio at a meeting held on April 11, 2017. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services provided under the Sub-Advisory Agreement. The Board also considered the benefits described by the Adviser in having multiple affiliated Sub-Advisers. The Board reviewed the qualifications and background of each Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel manage PowerShares Senior Loan Portfolio’s and PowerShares Treasury Collateral Portfolio’s assets, the experience and skills of the investment personnel responsible for the day-to-day management of the Funds, and the resources made available to such personnel.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Sub-Advisers to PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio under the Sub-Advisory Agreement were appropriate and reasonable.

108

Board Considerations Regarding Continuation of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rate under the Sub-Advisory Agreement. The Trustees noted that the sub-advisory fees charged by the Sub-Advisers under the Sub-Advisory Agreement are consistent with the compensation structure used throughout Invesco when Invesco’s affiliates provide sub-advisory services for funds managed by other Invesco affiliates. The Board considered how the sub-advisory fees relate to the overall advisory fee for each of PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio and noted that the Adviser compensates the Sub-Advisers from its fee.

The Trustees also considered information provided by Invesco Senior Secured Management, Inc. on the revenues it receives under the Sub-Advisory Agreement, as well as any profits or losses realized by the Sub-Adviser from its relationship to PowerShares Senior Loan Portfolio. (The Trustees did not consider the estimated profitability of the Sub-Adviser in managing PowerShares Treasury Collateral Portfolio because that Fund had not yet commenced operations as of December 31, 2016.) The Trustees concluded that the estimated profitability to the Sub-Adviser of the sub-advisory services provided to PowerShares Senior Loan Portfolio was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Investment Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio, the Trustees considered the extent to which economies of scale are realized as the Funds grow and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees considered whether the sub-advisory fee rate for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio was reasonable in relation to the asset size of the Funds, and concluded that the flat sub-advisory fee was reasonable and appropriate.

The Trustees noted that the Sub-Advisers had not identified any further benefits that they derived from their relationships with PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Sub-Advisory Agreement for PowerShares Senior Loan Portfolio and PowerShares Treasury Collateral Portfolio. No single factor was determinative in the Board’s analysis.

109

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Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s Form N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.powershares.com.

P-PS-SAR-12
©2017 Invesco PowerShares Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515
powershares.com 800 983 0903	@PowerShares

Item 2. Code of Ethics.

Not required for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not required for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee of the Board of the Trust (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives, or certain of its affiliates or covered persons receive, a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PwC informed the Audit Committee that it has, and that certain of its affiliates or covered persons have, relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Trust, within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Trust’s registered public accounting firm. PWC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any Fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the

Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Trust intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund may need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

Item 5. Audit Committee of Listed Registrants.

Not required for a semi-annual report.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the semi-annual report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics
Not required for a semi-annual report.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PowerShares Exchange-Traded Fund Trust II

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: 7/5/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date:	7/5/2017

By: /s/ Steven Hill

Name: Steven Hill
Title: Treasurer

Date:	7/5/2017